 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 13, 1997.

                                             1933 ACT REGISTRATION NO. 333-14729
                                             1940 ACT REGISTRATION NO. 811-07755
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE
        SECURITIES ACT OF 1933           [_]
      Pre-Effective Amendment No.  3     [X]
      Post-Effective Amendment No.       [_]

                                     and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Pre-Effective Amendment No. 3      [X]

                        (Check appropriate box or boxes)

                                ----------------

                      NUVEEN FLAGSHIP MULTISTATE TRUST II
               (Exact name of Registrant as Specified in Charter)

    333 West Wacker Drive, Chicago,                      60606
                Illinois
(Address of Principal Executive Office)                (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 917-7700

    James J. Wesolowski, Esq.--Vice                 With a copy to:
        President and Secretary                     Thomas A. Harman
         333 West Wacker Drive              Fried, Frank, Harris, Shriver &
        Chicago, Illinois 60606                         Jacobson
(Name and Address of Agent for Service)        1001 Pennsylvania Ave., NW
                                                       Suite 800
                                                 Washington, D.C. 20004

  APPROXIMATE DATE OF PROPOSED OFFERING: As soon as practicable after the effective date of this Registration Statement.

  Pursuant to Reg. (S) 270.24f-2 under the Investment Company Act of 1940, Registrant hereby declares that an indefinite number or amount of shares are being registered under the Securities Act of 1933.

  THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    CONTENTS

                                       OF

                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933

                               FILE NO.

                                      AND

                             REGISTRATION STATEMENT

                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                               FILE NO.

    This Registration Statement comprises the following papers and contents:

                 The Facing Sheet

                 Cross-Reference Sheet

                 Part A-The Prospectus

                 Part B-The Statement of Additional Information

                 Copy of Annual Reports and Semi-Annual Reports to
                  Shareholders (the financial statements from which are incorporated by reference into the Statement of Additional Information)

                 Part C-Other Information

                 Signatures

                 Index to Exhibits

                 Exhibits

                      NUVEEN FLAGSHIP MULTISTATE TRUST II

                                ----------------

                             CROSS REFERENCE SHEET

                               PART A--PROSPECTUS

        ITEM IN PART A
         OF FORM N-1A                         PROSPECTUS LOCATION
        --------------                        -------------------
 1 Cover Page                         Cover Page
 2 Synopsis                           Expense Information
 3 Condensed Financial Information    Financial Highlights
 4 General Description of Registrant  Fund Strategies
 5 Management of the Fund             General Information
 5A Management's Discussion of Fund   Incorporated by Reference to Annual and
    Performance                       Semi-Annual Reports to Shareholders; Taxes
                                      and Tax Reporting
 6 Capital Stock and Other            How to Select a Purchase Option; Taxes and
   Securities                         Tax Reporting
 7 Purchase of Securities Being       Investing in the Funds
   Offered
 8 Redemption or Repurchase           How to Sell Fund Shares
 9 Pending Legal Proceedings          Not Applicable

                  PART B--STATEMENT OF ADDITIONAL INFORMATION

        ITEM IN PART B                      LOCATION IN STATEMENT
         OF FORM N-1A                     OF ADDITIONAL INFORMATION
        ---------------                   -------------------------
10 Cover Page                        Cover Page
11 Table of Contents                 Cover Page
12 General Information and History   Not Applicable
13 Investment Objectives and         Investment Policies and Investment
   Policies                          Portfolio
14 Management of the Fund            Management
15 Control Persons and Principal     Management
   Holders of Securities
16 Investment Advisory and Other     Investment Adviser and Investment
   Services                          Management Agreement; Portfolio
                                     Transactions Distribution and Service Plan;
                                     Independent Public Accountants and
                                     Custodian
17 Brokerage Allocation and Other    Portfolio Transactions
   Practices
18 Capital Stock and Other           See "How to Select a Purchase Option" and
   Securities                        "Taxes and Tax Reporting" in the Prospectus
19 Purchase, Redemption and Pricing  Additional Information on the Purchase and
   of Securities                     Redemption of Fund Shares; Net Asset Value
20 Tax Status                        Tax Matters
21 Underwriters                      Additional Information on the Purchase and
                                     Redemption of Fund Shares; See "Investing
                                     in the Funds" and "Fund Service Providers"
                                     in the Prospectus
22 Calculation of Performance Data   Performance Information
23 Financial Statements              Incorporated by Reference to Annual and
                                     Semi-Annual Reports to Shareholders

                               PART A--PROSPECTUS

                      NUVEEN FLAGSHIP MULTISTATE TRUST II

                             333 West Wacker Drive

                            Chicago, Illinois 60606

--------------------------------------------------------------------------------
PROSPECTUS

Nuveen Flagship Connecticut Municipal Bond Fund
Nuveen Flagship New York Municipal Bond Fund
Nuveen New York Insured Municipal Bond Fund
Nuveen Flagship New Jersey Municipal Bond Fund
Nuveen Flagship New Jersey Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
OVERVIEW

The funds listed above are part of the Nuveen Flagship Multistate Trust II, an open-end investment company. Each fund seeks to provide high double or triple tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds whose income is exempt from regular federal, state and, in some cases, local income taxes.

Each fund offers a set of flexible purchase options which permit you to purchase fund shares in the way that is best suited to your individual circum-stances and investment needs. For detailed information about these flexible purchase options, please refer to "How to Select a Purchase Option" later in this prospectus.

This prospectus contains important information you should know before invest-ing. Please read it carefully and keep it for future reference. You can find more detailed information about each fund in the statement of additional infor-mation which is part of this prospectus by reference. For a free copy, write to Nuveen or call (800) 621-7227.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER U.S. GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
CONTENTS

OVERVIEW                                   1
FUND SUMMARIES AND FINANCIAL HIGHLIGHTS    2
FUND STRATEGIES
  Investment Objective                    12
  How the Funds Select Investments        12
  Risk Reduction Strategies               13
INVESTING IN THE FUNDS
  How to Buy Fund Shares                  14
  How to Select a Purchase Option         14
  How to Sell Fund Shares                 16
  Exchanging Shares                       17
  Optional Features and Services          17
DIVIDENDS AND TAXES
  How the Funds Pay Dividends             19
  Taxes and Tax Reporting                 19
  Taxable Equivalent Yields               20
GENERAL INFORMATION
  How to Contact Nuveen                   20
  Fund Service Providers                  20
  How the Funds Report Performance        21
  How Fund Shares are Priced              21
  Organization                            22
APPENDIX
  Special State Considerations            22

                                                                FEBRUARY 1, 1997

--------------------------------------------------------------------------------
Nuveen Flagship Connecticut Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:  July 13, 1987
NET ASSETS: $216.6 million

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.31%             5.76%             5.18%             5.18%             5.76%

5 YEARS          6.50%             7.42%             6.84%             6.80%             7.42%

INCEPTION        7.01%             7.50%             7.00%             6.89%             7.50%


Class A total returns reflect actual performance for all periods; Class C total returns reflect Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transac-tion Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.

--------------------------------------------------------------------------------
MATURITY (YEARS)

                           [BAR CHART APPEARS HERE]

Average Maturity                19.6
Average Modified Duration        7.2

--------------------------------------------------------------------------------
CREDIT QUALITY

                           [PIE CHART APPEARS HERE]

AAA     (46%)
AA      (17%)
A       (25%)
BBB     (11%)
NR       (1%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

                           [PIE CHART APPEARS HERE]

Health Care                     (20%)

Education                       (15%)

Resource Recovery               (14%)

Hospitals                       (13%)

Non-State General Obligations    (8%)

Other                           (30%)


                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --

SALES CHARGE ON REINVESTED DIVIDENDS                      --         --       --       --

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --(1)      5%(2)    1%(3)    --


--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                       CLASS A              CLASS B              CLASS C              CLASS R
---------------------------------------------------------------------------------------------
MANAGEMENT FEES        0.54%                0.54%                0.54%                0.54%

12b-1 FEES             0.20%                0.95%                0.75%                  --

OTHER                  0.12%                0.12%                0.12%                0.12%
---------------------------------------------------------------------------------------------
  TOTAL (GROSS)        0.86%                1.61%                1.41%                0.66%

WAIVERS/
REIMBURSEMENTS         (0.19%)              (0.19%)              (0.19%)              (0.19%)
---------------------------------------------------------------------------------------------
  TOTAL (NET)          0.67%                1.42%                1.22%                0.47%


--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.


HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 49                  $ 54                  $ 12                   $ 5

3 YEARS                 $ 63                  $ 77                  $ 39                   $15

5 YEARS                 $ 78                  $ 89                  $ 67                   $26

10 YEARS                $122                  $150                  $148                   $59


 Information as of 11/30/96              See Notes on Next Page

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

----------------  ------------------------------------------------------------------
CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
(INCEPTION DATE)

                                        Net Realized             Distribu-
                                        and Unreal-   Dividends    tions
                  Beginning    Net       ized Gain     from Net    from     Ending
  Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
    May 31,         Value   Income(c)  Investments(a)   Income     Gains     Value
----------------  --------- ---------- -------------- ---------- --------- ---------
CLASS A (7/87)
1997 (d)           $10.23      $.28        $ .34        $(.28)     $  --    $10.57
------------------------------------------------------------------------------------
1996                10.38       .57         (.14)        (.58)        --     10.23
------------------------------------------------------------------------------------
1995                10.17       .58          .22         (.59)        --     10.38
------------------------------------------------------------------------------------
1994                10.66       .59         (.39)        (.60)      (.09)    10.17
------------------------------------------------------------------------------------
1993                10.05       .61          .61         (.61)        --     10.66
------------------------------------------------------------------------------------
1992                 9.84       .63          .21         (.63)        --     10.05
------------------------------------------------------------------------------------
1991                 9.64       .63          .20         (.63)        --      9.84
------------------------------------------------------------------------------------
1990                 9.78       .63         (.13)        (.63)      (.01)     9.64
------------------------------------------------------------------------------------
1989                 9.25       .63          .55         (.64)      (.01)     9.78
------------------------------------------------------------------------------------
1988 (e)             9.58       .54         (.31)        (.56)        --      9.25
------------------------------------------------------------------------------------
CLASS C (10/93)
1997 (d)            10.22       .25          .34         (.25)        --     10.56
------------------------------------------------------------------------------------
1996                10.36       .52         (.14)        (.52)        --     10.22
------------------------------------------------------------------------------------
1995                10.16       .53          .20         (.53)        --     10.36
------------------------------------------------------------------------------------
1994 (e)            11.06       .33         (.84)        (.33)      (.06)    10.16
------------------------------------------------------------------------------------
----------------- --------------------------------------------------------
CLASS             RATIOS/SUPPLEMENTAL DATA:
(INCEPTION DATE)

                                                   Ratio of Net
                                        Ratio of    Investment
                              Ending   Expenses to   Income to   Portfolio
  Year Ending       Total   Net Assets Average Net    Average    Turnover
    May 31,       Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
----------------- --------- ---------- ----------- ------------- ---------
CLASS A (7/87)
1997 (d)           12.26%+    $209.9       .82%+       5.37%+       18%
--------------------------------------------------------------------------
1996                4.18       202.2       .74         5.52         24
--------------------------------------------------------------------------
1995                8.21       203.2       .73         5.84         25
--------------------------------------------------------------------------
1994                1.70       202.6       .65         5.52         30
--------------------------------------------------------------------------
1993               12.48       184.7       .66         5.88         19
--------------------------------------------------------------------------
1992                8.81       141.2       .65         6.30         18
--------------------------------------------------------------------------
1991                8.97       103.6       .67         6.49         18
--------------------------------------------------------------------------
1990                5.34        73.0       .60         6.55         31
--------------------------------------------------------------------------
1989               13.36        49.0       .70         6.62         32
--------------------------------------------------------------------------
1988 (e)            3.09        25.6       .54         6.54         71
--------------------------------------------------------------------------
CLASS C (10/93)
1997 (d)           11.70+        6.7      1.37+        4.84+        18
--------------------------------------------------------------------------
1996                3.71         7.2      1.29         4.96         24
--------------------------------------------------------------------------
1995                7.53         5.5      1.28         5.27         25
--------------------------------------------------------------------------
1994 (e)           (6.48)        4.4      1.22         4.77         30
--------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d) For the six months ending November 30, 1996.
(e) From commencement of class operations as noted.

--------------------------------------------------------------------------------
NOTES:
(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.87% to 0.67% and on Class C from 1.42% to 1.22%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's dividend-setting practices. Nuveen also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Nuveen Flagship New York Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:   December 22, 1986
NET ASSETS:  $171.9 million

-----------------------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.26%             5.69%             4.98%             5.00%             5.98%
5 YEARS          6.42%             7.34%             6.65%             6.65%             7.67%
INCEPTION        6.72%             7.19%             6.61%             6.53%             7.50%

Class R total returns reflect actual performance for all periods; Class A and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B total returns reflect Class R performance for all periods, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------
MATURITY (YEARS)

                            [BAR CHART APPEAR HERE]

Average Maturity              21.9

Average Modified Duration      8.0
--------------------------------------------------------------------------------
CREDIT QUALITY

                            [PIE CHART APEARS HERE]

Below Inv. Grade               (3%)
NR                             (5%)
BBB                           (38%)
AAA                           (14%)
AA                            (19%)
A                             (21%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

                           [PIE CHART APPEARS HERE]

Municipal Appropriation Obligations             (25%)
Industrial Development and Polution Control     (13%)
Education                                        (9%)
Health Care                                      (8%)
Non-State General Obligations                    (7%)
Other                                           (38%)


                              EXPENSE INFORMATION


SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A  CLASS B  CLASS C  CLASS R
------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                               4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                      --        --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --(1)     5%(2)    1%(3)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                         CLASS A CLASS B CLASS C CLASS R
--------------------------------------------------------
MANAGEMENT FEES           0.55%   0.55%   0.55%   0.55%
12B-1 FEES                0.20%   0.95%   0.75%    --
OTHER EXPENSES            0.16%   0.16%   0.16%   0.16%
--------------------------------------------------------
  TOTAL (GROSS)           0.91%   1.66%   1.46%   0.71%
WAIVERS/ REIMBURSEMENTS    --      --      --      --
--------------------------------------------------------
  TOTAL (NET)             0.91%   1.66%   1.46%   0.71%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 51                  $ 56                  $ 15                   $ 7
3 YEARS                 $ 70                  $ 84                  $ 46                   $23
5 YEARS                 $ 90                  $102                  $ 80                   $40
10 YEARS                $149                  $177                  $175                   $88

 Information as of 8/31/96               See Notes on Next Page
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

-------------------------------------------------------------------------------------

 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
 Year Ending       Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
 February 28/29,     Value   Income(c)  Investments(a)   Income     Gains     Value
 ---------------   --------- ---------- -------------- ---------- --------- ---------
 CLASS A (9/94)
 1997(g)            $10.610    $.282        $(.246)      $(.276)   $   --    $10.370
-------------------------------------------------------------------------------------
 1996                10.120     .555          .487        (.552)       --     10.610
-------------------------------------------------------------------------------------
 1995(d)             10.230     .277         (.067)       (.273)    (.047)    10.120
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997(g)             10.640     .239         (.242)       (.237)       --     10.400
-------------------------------------------------------------------------------------
 1996                10.110     .478          .528        (.476)       --     10.640
-------------------------------------------------------------------------------------
 1995(d)             10.110     .231          .038        (.222)    (.047)    10.110
-------------------------------------------------------------------------------------
 CLASS R (12/86)
 1997(g)             10.640     .291         (.240)       (.291)       --     10.400
-------------------------------------------------------------------------------------
 1996                10.150     .582          .490        (.582)       --     10.640
-------------------------------------------------------------------------------------
 1995                10.720     .579         (.529)       (.573)    (.047)    10.150
-------------------------------------------------------------------------------------
 1994                10.610     .578          .161        (.580)    (.049)    10.720
-------------------------------------------------------------------------------------
 1993                 9.880     .603          .806        (.598)    (.081)    10.610
-------------------------------------------------------------------------------------
 1992(e)              9.820     .163          .053        (.156)       --      9.880
-------------------------------------------------------------------------------------
 1991(f)              9.380     .629          .441        (.630)       --      9.820
-------------------------------------------------------------------------------------
 1990(f)              9.560     .631         (.181)       (.630)       --      9.380
-------------------------------------------------------------------------------------
 1989(f)              9.180     .633          .380        (.633)       --      9.560
-------------------------------------------------------------------------------------
 1988(f)              8.760     .625          .420        (.625)       --      9.180
-------------------------------------------------------------------------------------
 1987(d)(f)           9.600     .612         (.840)       (.612)       --      8.760
-------------------------------------------------------------------------------------

 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
 Year Ending         Total   Net Assets Average Net    Average    Turnover
 February 28/29,   Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
 ---------------   --------- ---------- ----------- ------------- ---------
 CLASS A (9/94)
 1997(g)                .37%   $18.9        .96%+       5.29%+        18%
-------------------------------------------------------------------------------------
 1996                 10.52     15.7        .99         5.31          47
-------------------------------------------------------------------------------------
 1995(d)               2.21      3.2       1.00+        5.87+         29
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997(g)              (.01)       .7       1.71+        4.54+         18
-------------------------------------------------------------------------------------
 1996                 10.13       .6       1.73         4.55          47
-------------------------------------------------------------------------------------
 1995(d)               2.80       .1       1.75+        5.16+         29
-------------------------------------------------------------------------------------
 CLASS R (12/86)
 1997(g)                .51    152.3        .71+        5.54+         18
-------------------------------------------------------------------------------------
 1996                 10.80    154.8        .74         5.57          47
-------------------------------------------------------------------------------------
 1995                   .75    149.5        .74         5.79          29
-------------------------------------------------------------------------------------
 1994                  7.10    146.3        .75         5.33          15
-------------------------------------------------------------------------------------
 1993                 14.79    107.1        .75         5.84          12
-------------------------------------------------------------------------------------
 1992(e)               2.21     66.5        .75+        6.27+         16
-------------------------------------------------------------------------------------
 1991(f)              11.79     59.4        .75         6.50          19
-------------------------------------------------------------------------------------
 1990(f)               4.92     44.3        .75         6.65          51
-------------------------------------------------------------------------------------
 1989(f)              11.34     29.0        .75         6.63          85
-------------------------------------------------------------------------------------
 1988(f)              12.20     15.0        .75         6.89          71
-------------------------------------------------------------------------------------
 1987(d)(f)           (2.44)     8.2        .37+        6.46+         20
-------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
(d) From commencement of class operations as noted.

(e) For the three months ending February 29.
(f) For the year ending November 30.
(g) For the six months ending August 31, 1996.




NOTES:
------------------------------------------------------------------------------

(1)Reflects sales charge in effect February 1, 1997. The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2)CDSC declines to 0% at the end of six years.

(3)Imposed only on redemptions within 12 months of purchase.

(4)Effective February 1, 1997, the funds reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.96% to 0.91% and on Class C from 1.71% to 1.46%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Prac-tice. Nuveen Advisory has agreed to waive some or all of its fees or reim-burse expenses to prevent total operating expenses (not counting distribu-tion and service fees) from exceeding 0.75% of the fund's average daily net assets.

(5)The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------
                                                                          PAGE 5

--------------------------------------------------------------------------------
Nuveen New York Insured Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:   December 22, 1986
NET ASSETS:  $359.0 million

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           0.78%             5.20%             4.45%             4.33%             5.45%

5 YEARS          6.17%             7.07%             6.36%             6.35%             7.37%

INCEPTION        6.34%             6.81%             6.22%             6.14%             7.09%

Class R total returns reflect actual performance for all periods; Class A and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B total returns reflect Class R performance for all periods, adjusted for the differences in sales charges and the fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------
MATURITY (YEARS)

                          [BAR CHART APPEARS HERE]

Average Maturity              21.9

Average Modified Duration      7.7

--------------------------------------------------------------------------------
CREDIT QUALITY

                          [PIE CHART APPEARS HERE]

Insured                      (85%)

Escrowed                     (15%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

                          [PIE CHART APPEARS HERE]

Housing Facilities                 (18%)
General Obligation Bonds           (17%)
Escrowed Bonds                     (15%)
Water/Sewer Facilities             (11%)
Transportation                     (11%)
Other                              (28%)


                              EXPENSE INFORMATION


SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A  CLASS B  CLASS C  CLASS R
------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                               4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                      --        --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --(1)     5%(2)    1%(3)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                 CLASS A CLASS B CLASS C CLASS R
------------------------------------------------
MANAGEMENT FEES   0.54%   0.54%   0.54%   0.54%
12B-1 FEES        0.20%   0.95%   0.75%    --
OTHER EXPENSES    0.15%   0.15%   0.15%   0.15%
------------------------------------------------
  TOTAL (GROSS)   0.89%   1.64%   1.44%   0.69%
WAIVERS/
REIMBURSEMENTS     --      --      --      --
------------------------------------------------
  TOTAL (NET)     0.89%   1.64%   1.44%   0.69%

SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.


HOLDING
PERIOD    CLASS A CLASS B CLASS C CLASS R
-----------------------------------------
1 YEAR     $ 51    $ 56    $ 15     $ 7
3 YEARS    $ 69    $ 84    $ 46     $22
5 YEARS    $ 89    $101    $ 79     $38
10 YEARS   $147    $174    $172     $86

 Information as of 8/31/96                    See Notes on Next Page
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

-----------------------------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from         Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital     Net Asset
 February 28/29,     Value   Income(c)  Investments(a)   Income     Gains        Value
 ----------------  --------- ---------- -------------- ---------- ---------    ----------
 CLASS A (9/94)
 1997 (e)           $10.610    $.266        $(.285)      $(.261)   $  --        $10.330
-----------------------------------------------------------------------------------------
 1996                10.150     .521          .492        (.524)    (.029)(f)    10.610
-----------------------------------------------------------------------------------------
 1995 (d)            10.160     .253          .037        (.260)    (.040)(f)    10.150
-----------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997 (e)            10.610     .226         (.284)       (.222)      --         10.330
-----------------------------------------------------------------------------------------
 1996                10.120     .442          .524        (.447)    (.029)(f)    10.610
-----------------------------------------------------------------------------------------
 1995 (d)            10.030     .207          .133        (.210)    (.040)(f)    10.120
-----------------------------------------------------------------------------------------
 CLASS R (12/86)
 1997 (e)            10.610     .273         (.280)       (.273)      --         10.330
-----------------------------------------------------------------------------------------
 1996                10.150     .548          .495        (.554)    (.029)(f)    10.610
-----------------------------------------------------------------------------------------
 1995                10.630     .555         (.440)       (.555)    (.040)(f)    10.150
-----------------------------------------------------------------------------------------
 1994                10.620     .550          .035        (.543)    (.032)       10.630
-----------------------------------------------------------------------------------------
 1993                 9.780     .566          .849        (.562)    (.013)       10.620
-----------------------------------------------------------------------------------------
 1992                 9.320     .590          .467        (.597)      --          9.780
-----------------------------------------------------------------------------------------
 1991                 9.250     .598          .068        (.596)      --          9.320
-----------------------------------------------------------------------------------------
 1990                 9.060     .596          .190        (.596)      --          9.250
-----------------------------------------------------------------------------------------
 1989                 9.100     .593         (.040)       (.593)      --          9.060
-----------------------------------------------------------------------------------------
 1988                 9.830     .606         (.730)       (.606)      --          9.100
-----------------------------------------------------------------------------------------
 1987 (d)             9.600     .130          .230        (.130)      --          9.830
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
 February 28/29,   Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (9/94)
 1997 (e)             (.15)%    $30.6       .94%+       5.00%+        14%
---------------------------------------------------------------------------
 1996                10.19       24.7       .93         4.97          17
---------------------------------------------------------------------------
 1995 (d)             3.01        7.3      1.05+        5.41+         11
---------------------------------------------------------------------------
 CLASS C (9/94)
 1997 (e)             (.53)       2.2      1.69+        4.25+         14
---------------------------------------------------------------------------
 1996                 9.71        1.4      1.69         4.21          17
---------------------------------------------------------------------------
 1995 (d)             3.53         .3      1.80+        4.65+         11
---------------------------------------------------------------------------
 CLASS R (12/86)
 1997 (e)             (.03)     326.2       .69+        5.25+         14
---------------------------------------------------------------------------
 1996                10.51      343.3       .67         5.26          17
---------------------------------------------------------------------------
 1995                 1.37      345.1       .65         5.57          11
---------------------------------------------------------------------------
 1994                 5.57      388.2       .68         5.11           5
---------------------------------------------------------------------------
 1993                14.96      314.9       .73         5.56           6
---------------------------------------------------------------------------
 1992                11.66      167.0       .69         6.08           4
---------------------------------------------------------------------------
 1991                 7.61       80.5       .73         6.46          13
---------------------------------------------------------------------------
 1990                 8.75       40.4       .85         6.35          30
---------------------------------------------------------------------------
 1989                 6.37       20.2       .97         6.58          62
---------------------------------------------------------------------------
 1988                 (.85)      14.1       .61         6.73          36
---------------------------------------------------------------------------
 1987 (d)             3.76        5.2       --          4.97+        --
---------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the six months ending August 31, 1996.
(f) The amounts shown include distributions in excess of capital gains of $.0024 per share for the year ended 2/29/96 and $.0015 per share for the year ended 2/28/95.

Notes:

(1) Sales charge in effect February 1, 1997. The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the funds reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.94% to 0.89% and on Class C from 1.64% to 1.44%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribu-tion fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. Nuveen Advisory has agreed to waive some or all of its fees or reimburse expenses to prevent total operating expenses (not counting distribution and service fees) from exceeding 0.975% of the fund's average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Nuveen Flagship New Jersey Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:December 13, 1991

NET ASSETS: $58.3 million

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.23%             5.66%             5.01%             4.87%             6.01%
INCEPTION        5.79%             6.80%             6.09%             6.05%             7.10%

Class R total returns reflect actual performance for all periods; Class A and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B total returns reflect Class R performance for all periods, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------
MATURITY (YEARS)

                           [BAR CHART APPEARS HERE]

Average Maturity          18.8

Average Modified Duration  7.7

--------------------------------------------------------------------------------
CREDIT QUALITY

                           [PIE CHART APPEARS HERE]

NR     (4%)

BBB    (15)

A     (18%)

AAA   (54%)

AA     (9%)
--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

                           [PIE CHART APPEARS HERE]

Other  (35%)

State/Territorial
General
Obligations  (6%)

Municipal Reverse/
Water & Sewer (11%)

Non-State General
Obligations   (19%)

Industrial Development
and Pollution
Control  (17%)

Hospitals  (12%)

                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A  CLASS B  CLASS C  CLASS R
------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                               4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                      --        --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --(1)     5%(2)    1%(3)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                 CLASS A  CLASS B  CLASS C  CLASS R
---------------------------------------------------
MANAGEMENT FEES   0.55%    0.55%    0.55%    0.55%
12B-1 FEES        0.20%    0.95%    0.75%       --
OTHER EXPENSES    0.36%    0.36%    0.36%    0.36%
---------------------------------------------------
  TOTAL (GROSS)   1.11%    1.86%    1.66%    0.91%
WAIVERS/
REIMBURSEMENTS   (0.16%)  (0.16%)  (0.16%)  (0.16%)
---------------------------------------------------
  TOTAL (NET)     0.95%    1.70%    1.50%    0.75%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 51                  $ 57                  $ 15                   $ 8
3 YEARS                 $ 71                  $ 85                  $ 47                   $24
5 YEARS                 $ 92                  $104                  $ 82                   $42
10 YEARS                $154                  $181                  $179                   $93

 Information as of 7/31/96               See Notes on Next Page
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

--------------------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
   January 31,       Value   Income(c)  Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (9/94)
 1997 (d)           $10.400    $.261       $(.287)      $(.254)    $  --     $10.120
-------------------------------------------------------------------------------------
 1996                 9.730     .519         .685        (.534)       --      10.400
-------------------------------------------------------------------------------------
 1995 (e)            10.030     .205        (.209)       (.210)     (.086)     9.730
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997 (d)            10.380     .227        (.292)       (.215)       --      10.100
-------------------------------------------------------------------------------------
 1996                 9.710     .443         .683        (.456)       --      10.380
-------------------------------------------------------------------------------------
 1995 (e)             9.770     .159        (.050)       (.169)       --       9.710
-------------------------------------------------------------------------------------
 CLASS R (12/91)
 1997 (d)            10.410     .266        (.280)       (.266)       --      10.130
-------------------------------------------------------------------------------------
 1996                 9.740     .551         .677        (.558)       --      10.410
-------------------------------------------------------------------------------------
 1995                10.710     .524        (.886)       (.522)     (.086)     9.740
-------------------------------------------------------------------------------------
 1994                 9.960     .513         .810        (.513)     (.060)    10.710
-------------------------------------------------------------------------------------
 1993 (e)             9.525     .445         .431        (.441)       --       9.960
-------------------------------------------------------------------------------------
 1992                 9.525      --           --           --         --       9.525
-------------------------------------------------------------------------------------

 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
   January 31,     Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (9/94)
 1997 (d)            (.23)%    $13.9       1.00%+       5.02%+        8%
---------------------------------------------------------------------------
 1996               12.63       10.7       1.00         5.10         39
---------------------------------------------------------------------------
 1995 (e)             .02        2.7       1.00+        5.34+        32
---------------------------------------------------------------------------
 CLASS C (9/94)
 1997 (d)            (.61)       1.9       1.75+        4.27+         8
---------------------------------------------------------------------------
 1996               11.80        1.1       1.75         4.37         39
---------------------------------------------------------------------------
 1995 (e)            1.16         .5       1.75+        4.62+        32
---------------------------------------------------------------------------
 CLASS R (12/91)
 1997 (d)            (.11)      42.4        .75+        5.27+         8
---------------------------------------------------------------------------
 1996               12.88       43.3        .75         5.43         39
---------------------------------------------------------------------------
 1995               (3.27)      39.6        .75         5.32         32
---------------------------------------------------------------------------
 1994               13.60       36.5        .75         4.84         52
---------------------------------------------------------------------------
 1993 (e)            9.36       16.2        .75+        4.96+         9
---------------------------------------------------------------------------
 1992                 --         .02        --           --          --
---------------------------------------------------------------------------

+     Annualized.
(a)   Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
(d)   For the six months ending July 31, 1996.
(e)   From commencement of class operations as noted.

--------------------------------------------------------------------------------
NOTES:

(1) Sales charge in effect February 1, 1997. The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchase of $1 million or ore within 18 months of purchase.


(2)  CDSC declines to 0% at the end of six years.

(3)  Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the funds reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 1.00% to 0.95% and on Class C from 1.75% to 1.50%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fiar Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's dividend-setting practices. Nuveen also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.
                                                                 ---------------
                                                                 PAGE 9

--------------------------------------------------------------------------------
Nuveen Flagship New Jersey Intermediate Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:   September 16, 1992
NET ASSETS:  $7.5 million

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                   CLASS A
                   (OFFER                  CLASS A
                   PRICE)                   (NAV)                  CLASS C                 CLASS R
--------------------------------------------------------------------------------------------------
1 YEAR              1.19%                   4.32%                   3.96%                   4.32%
INCEPTION           5.94%                   6.72%                   6.34%                   6.72%

Class A total returns reflect actual performance for all periods; Class C and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class C, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------
MATURITY (YEARS)

[BAR CHART APPEARS HERE:

Average Maturity              7.6
Average Modified Duration     5.4]
--------------------------------------------------------------------------------
CREDIT QUALITY

[PIE CHART APPEARS HERE:

AA     (20%)
A      (10%)
BBB    (23%)
NR      (6%)
AAA    (41%)]
--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

[PIE CHART APPEARS HERE:

Non-State General Obligations                    (28%)
Hospitals                                        (15%)
Education                                         (9%)
Industrial Development and Pollution Control     (15%)
Municipal Revenue/Other                           (8%)
Other                                            (25%)]

                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A  CLASS C  CLASS R
---------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                               3.00%(1)    --       --
SALES CHARGE ON REINVESTED DIVIDENDS                      --        --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --(1)     1%(2)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (3)
(Annual, as % of Average Net Assets)

                 CLASS A  CLASS C  CLASS R
------------------------------------------
MANAGEMENT FEES   0.55%    0.55%    0.55%
12B-1 FEES        0.20%    0.75%       --
OTHER EXPENSES    1.00%    1.00%    1.00%
------------------------------------------
  TOTAL (GROSS)   1.75%    2.30%    1.55%
WAIVERS/
REIMBURSEMENTS   (1.10%)  (1.10%)  (1.10%)
------------------------------------------
  TOTAL (NET)     0.65%    1.20%    0.45%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (4)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.


HOLDING PERIOD              CLASS A                         CLASS C                         CLASS R
---------------------------------------------------------------------------------------------------
1 YEAR                       $ 36                            $ 12                             $ 5
3 YEARS                      $ 50                            $ 38                             $14
5 YEARS                      $ 65                            $ 66                             $25
10 YEARS                     $109                            $145                             $57

--------------------------------------------------------------------------------
Information as of 11/30/96              See Notes on Next Page

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors at that time, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

---------- --------------------------------------------------------------------

 CLASS         INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION
 DATE)
                                     Net Realized             Distribu-
                                     and Unreal-   Dividends    tions
               Beginning    Net       ized Gain     from Net    from     Ending
  Year Ending  Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
    May 31       Value   Income(c)  Investments(a)   Income     Gains     Value
 ------------- --------- ---------- -------------- ---------- --------- ---------
 CLASS A
 (9/92)
 1997(e)        $10.14      $.25         $.22        $(.25)      $--     $10.36
---------------------------------------------------------------------------------
 1996            10.25       .51         (.11)        (.51)       --      10.14
---------------------------------------------------------------------------------
 1995            10.04       .50          .22         (.51)       --      10.25
---------------------------------------------------------------------------------
 1994            10.15       .53         (.10)        (.52)     (.02)     10.04
---------------------------------------------------------------------------------
 1993(d)          9.70       .34          .45         (.34)       --      10.15
---------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
                                   Ratio of Net
                       Ratio of     Investment
             Ending   Expenses to   Income to     Portfolio
   Total   Net Assets Average Net    Average      Turnover
 Return(b) (millions)  Assets(c)  Net Assets(c)     Rate
 -------------------- --------------------------  ---------
    9.44%+    $7.5        .74%+         4.85%+         7%
---------------------------------------------------------------------------------
    3.89       8.3        .60           4.90          17
---------------------------------------------------------------------------------
    7.42       9.2        .69           5.04          35
---------------------------------------------------------------------------------
    4.27       9.3        .16           5.10          27
---------------------------------------------------------------------------------
   11.07       5.6        .40+          4.84+         29
---------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the six months ending November 30, 1996.




-------------------------------------------------------------------------------
NOTES:
(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) Imposed only on redemptions within 12 months of purchase.

(3) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.85% to 0.65% and on Class C from 1.40% to 1.20%, as reflected in the table. Long-term holders of Class C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Prov-iders--Investment Adviser," to continue Flagship's dividend-setting prac-tices. Nuveen also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(4) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

--------------------------------------------------------------------------------
                                                                         PAGE-11

 FUND STRATEGIES


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective of each fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local and state income taxes as is consistent with preservation of capital. There is no assurance that the funds will achieve their investment objective.

INVESTOR SUITABILITY

The funds are a suitable investment for tax-conscious investors seeking to:

 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital over time;

 .  Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

The funds are not a suitable investment for individuals seeking to:

 .  Pursue an aggressive, high-growth investment strategy;

 .  Invest through an IRA or 401k plan;

 .  Avoid fluctuations in share price.

--------------------------------------------------------------------------------
HOW THE FUNDS SELECT
INVESTMENTS

TAX-FREE MUNICIPAL BONDS

The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income taxes. Income from these bonds may be subject to the federal alternative minimum tax.

Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial develop-ment and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source.

The New York Insured Fund primarily purchases insured municipal bonds. See "Insurance" below. Under normal market conditions, the Nuveen New York Insured Fund will invest at least 65% of its assets in insured municipal bonds.

FOCUS ON QUALITY MUNICIPAL BONDS

The funds focus on quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent ratings agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam) which are exempt from regular federal, state, and local income taxes. The New York Fund, New York Insured Fund and the New Jersey Fund may not invest more than 20% of their net assets in these territorial municipal bonds. The New York Insured Fund will invest at least 80% of its net assets in insured municipal bonds or municipal bonds backed by an escrow or trust account that contains sufficient U.S. government-backed securities to assure timely payment of interest and princi-pal.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase leases where the issuer has a strong incentive to continue making appropriations until maturity.

Bond ratings are furnished by Standard & Poor's Corporation, Fitch Investors Services, and Moody's Investors Services. The ratings BBB and Baa are not iden-tical--S&P and Fitch consider bonds rated BBB to have adequate capacity to pay principal and interest; Moody's considers bonds rated Baa to have some specula-tive characteristics. Bond ratings represent the opinions of the ratings agen-cies; they are not absolute standards of quality.

VALUE INVESTING STRATEGY

The funds' investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return potential. The adviser emphasizes fundamental research and selects municipal bonds on the basis of its evaluation of each bond's relative value in terms of current yield, price, credit quality and future prospects. The adviser then monitors each fund's portfolio to assure that municipal bonds purchased continue to represent over time, in its opinion, the best values available.

PORTFOLIO MATURITY

Each fund purchases municipal bonds with different maturities in pursuit of its investment objective, but
-------------------------------------------------------------------------
PAGE-12------
maintains under normal market conditions an investment portfolio with an overall weighted average maturity within a defined range. The New Jersey Intermediate Fund maintains a weighted average portfolio maturity of 5 to 10 years. The Connecticut Fund, the New York Fund, the New York Insured Fund, and the New Jersey Fund are long-term funds and normally maintain a weighted average portfolio maturity of 15 to 30 years. See "Defensive Investment Strat-egies" below for further information.

INSURANCE

Insured municipal bonds are purchased primarily by the New York Insured Fund. Insured municipal bonds are either covered by individual, permanent insurance policies (obtained either at the time of issuance or subsequently), or covered "while in fund" under a master portfolio insurance policy purchased by a fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.

Portfolio insurance policies are effective only so long as the fund continues to own the covered bond, and the price the fund would receive upon sale of such a bond would not benefit from the insurance. Insurers under master port-folio insurance policies currently include MBIA Insurance Corp., AMBAC Indem-nity Corp., Financial Security Assurance, Inc., and Financial Guaranty Insur-ance Co. The fund's investment adviser may obtain master policies from other insurers, but only from insurers that specialize in insuring municipal bonds and whose claims-paying ability is rated Aaa or AAA by Moody's and S&P. Insurers are responsible for making their own assessment of the insurability of a municipal bond.

An insured fund can invest up to 20% of its net assets in uninsured municipal bonds which are backed by an escrow containing sufficient U.S. Government or U.S. Government agency securities to ensure timely payment of principal and interest. Such bonds are normally regarded as having the credit characteris-tics of the underlying U.S. Government-backed securities.

PORTFOLIO TURNOVER

A fund buys and sells portfolio securities in the normal course of its invest-ment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover rela-tively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities and reduce market risk.

DELAYED DELIVERY TRANSACTIONS

Each fund may buy or sell bonds on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. This type of transaction may involve an element of risk because no interest accrues on the bonds prior to settlement and, since securities are subject to market fluctuation, the value of the bonds at time of delivery may be less (or more) than cost.

-------------------------------------------------------------------------------
RISK REDUCTION STRATEGIES

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meet its obliga-tion to make interest and principal payments. In general, lower rated munic-ipal bonds are perceived to carry a greater degree of risk in the issuer's ability to make interest and principal payments. Municipal bonds with longer maturities (durations) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively.

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. As non-diversified funds, the Connecticut, New Jersey and New Jersey Intermediate Funds generally are subject to greater share price fluctuations due to these changes than the New York and New York Insured Funds in this prospectus, which are diversified funds.

The funds limit your investment risk generally by restricting the types and maturities of municipal bonds they purchase, and by diversifying their invest-ment portfolios across different industry sectors. The funds should be consid-ered long-term investments and may not be suitable for investors with short-term investment horizons.

INVESTMENT LIMITATIONS

The funds have adopted certain investment limitations (based on total fund assets) designed to limit your investment risk and maintain portfolio diversi-fication. Each fund may not have more than:

 . 25% in any one industry sector, such as electric utilities or health care;


-------------------------------------------------------------------------------

 . 10% in borrowings (33% if used to meet redemptions).

As diversified funds, the New York and the New York Insured Funds also may not have more than:

 . 5% in securities of any one issuer (except U.S. government securities or for 25% of each fund's assets).

DEFENSIVE INVESTMENT STRATEGIES

Each fund may invest in high quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, each fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the funds may invest up to 100% as a temporary defensive measure in response to adverse market conditions. During temporary defensive periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described above under "Portfolio Maturity."

If suitable short-term municipal investments are not reasonably available, the funds may invest in short-term taxable securities that are rated Aaa or AAA, by Moody's or S&P, respectively, or issued by the U.S. government, and that have a maturity of one year or less or have a variable interest rate.

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strate-gies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

FUNDAMENTAL INVESTMENT POLICIES

Each fund's investment objective as well as the policies described above in "Focus on Quality Municipal Bonds," "Insurance," and "Risk Reduction Strate-gies" are fundamental and may not be changed without the approval of a majority of the shareholders of each fund.

 INVESTING IN THE FUNDS


-------------------------------------------------------------------------------
HOW TO BUY FUND SHARES

You may open an account with $3,000 and make additional investments at any time with as little as $50. Reinvestment of Nuveen unit trust distributions have no purchase minimums. The share price you pay will depend on when Nuveen receives your order: orders received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will receive that day's share price; otherwise you will receive the next business day's share price.

BUYING SHARES THROUGH A FINANCIAL ADVISER

You may buy fund shares through your financial adviser, who can handle all the details for you, including establishing an account with Nuveen. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments, and monitor and review your portfolio on an ongoing basis to assure your investments continue to meet your needs as circumstances change.

Financial advisers are usually paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing invest-ment advice and services.

If you do not have a financial adviser, call (800) 621-7227 and Nuveen can refer you to one in your area.

BUYING SHARES BY MAIL

You may also open an account and purchase shares by mail by completing the enclosed Nuveen application and mailing it along with your check (payable to the appropriate fund) to the address listed under "How to Contact Nuveen." Sales charges are not waived when you buy shares by mail.

Each fund reserves the right to reject any purchase order and waive or increase minimum investment requirements. The funds also reserve the right to suspend the issuance of shares at any time; any suspension, however, will not affect your ability to redeem shares.

-------------------------------------------------------------------------------
HOW TO SELECT A PURCHASE OPTION

The funds offer you a variety of flexible options when buying shares. Whether you typically work with a financial adviser on a commission or a fee basis or


-------------------------------------------------------------------------------
prefer to work on a more self-directed basis, you can purchase shares in the way that is most suited to your individual circumstances and investment needs. Each of the four available ways to purchase fund shares is called a class of shares: Class A, Class B, Class C and Class R. While each of these classes features different sales charges, on-going fees and eligibility requirements, each entitles you to a share of the same portfolio of municipal bonds.

Selecting the class of shares which is most appropriate for you will depend on a variety of factors. You should weigh carefully whether you and your financial adviser work on a commission or fee basis, the types of services that you will receive, the amount you intend to buy, how long you plan to own your investment and whether or not you will reinvest dividends. If you compensate your finan-cial adviser directly, you should consider the fees your financial adviser charges for investment advice or handling your trades in addition to any sales charges and fees imposed by the funds. Please refer to your financial adviser's sales material for further information. Each class of shares is described in more detail below and under "Fund Service Providers--The Distributor." Your financial adviser can explain each option and help you determine which is most appropriate for you, or you can call (800) 621-7227.

BUYING CLASS A SHARES

You may buy Class A shares at their public offering price on the day of purchase. The price you pay will equal the Class A NAV (net asset value) plus a sales charge based upon the amount of your purchase. Class A shares also bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service.

The following Class A sales charges and commissions apply to all funds described in this prospectus except the New Jersey Intermediate Fund:

--------------------------------------------------------------------------------
CLASS A SALES CHARGES AND COMMISSIONS

                                                                   AUTHORIZED DEALER
                                 SALES CHARGE                         COMMISSION
                         -------------------------------------     -----------------
                                                 AS % OF
                         AS % OF PUBLIC          YOUR NET           AS % OF PUBLIC
  PURCHASE AMOUNT        OFFERING PRICE         INVESTMENT          OFFERING PRICE
------------------------------------------------------------------------------------
      Up to $50,000           4.20%                4.38%                 3.70%
    $50,000-100,000           4.00                 4.18                  3.50
   $100,000-250,000           3.50                 3.63                  3.00
   $250,000-500,000           2.50                 2.56                  2.00
 $500,000-1,000,000           2.00                 2.04                  1.50
$1,000,000 and over            --(1)                --                    --(1)

The following Class A sales charges and commissions apply to the New Jersey Intermediate Fund:

--------------------------------------------------------------------------------
CLASS A SALES CHARGES AND COMMISSIONS

                                                                   AUTHORIZED DEALER
                                 SALES CHARGE                         COMMISSION
                         -------------------------------------     -----------------
                                                 AS % OF
                         AS % OF PUBLIC          YOUR NET           AS % OF PUBLIC
  PURCHASE AMOUNT        OFFERING PRICE         INVESTMENT          OFFERING PRICE
------------------------------------------------------------------------------------
      Up to $50,000           3.00%                3.09%                 2.50%
    $50,000-100,000           2.50                 2.56                  2.00
   $100,000-250,000           2.00                 2.04                  1.50
   $250,000-500,000           1.50                 1.52                  1.25
 $500,000-1,000,000           1.25                 1.27                  1.00
$1,000,000 and over            --(1)                --                    --(1)

(1) Nuveen pays authorized dealers a commission equal to the sum of 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount over $5 million. Unless the authorized dealer waived the commission, you may be assessed a contingent deferred sales charge (CDSC) of 1% if you redeem any of your shares within 18 months of purchase. The CDSC is calcu-lated on the lower of your purchase price or redemption proceeds.

Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connec-tion with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of adver-tising that features the products and services of both parties. The statement of additional information contains further information about these programs.

--------------------------------------------------------------------------------
OTHER SALES CHARGE DISCOUNTS

Nuveen offers a number of programs that enable you to reduce or eliminate the sales charge on Class A shares:

Sales Charge Reductions

                 Sales Charge Waivers

 . Rights of Accumulation

                 . Unit Trust Reinvestment

 . Letter of Intent (LOI)

 . Group Purchase . Purchases using Redemptions from Unrelated Funds

                 . Fee-Based Programs

                 . Bank Trust Departments

                 . Certain Employees of Nuveen or Authorized Dealers

Please refer to the statement of additional information for detailed descrip-tions of these programs. Further information on these programs is also avail-able through your financial adviser or by calling (800) 621-7227. Your finan-cial adviser can also provide and


--------------------------------------------------------------------------------
help you prepare the necessary application forms. You or your financial adviser are responsible for notifying Nuveen about your eligibility for any sales charge reduction or waiver at the time of each purchase.

The funds may modify or discontinue these programs at any time upon written notice to shareholders.

BUYING CLASS B SHARES

You may buy Class B shares at their public offering price on the day of purchase. The price you pay will equal the Class B NAV. There is no initial sales charge, but Class B shares bear a 0.20% annual service fee which compen-sates your financial adviser for providing you with ongoing service, and a 0.75% annual distribution fee which compensates Nuveen for paying your finan-cial adviser a 4% commission at the time of purchase. The New Jersey Interme-diate Fund does not currently offer Class B shares.

Class B shares convert automatically to Class A shares eight years after purchase. Class B shares will convert only if the fund is assured that the conversion does not generate tax consequences for investors, based upon the opinion of outside counsel or the written assurance of the IRS.

--------------------------------------------------------------------------------
CLASS B CONTINGENT DEFERRED SALES CHARGE

If you redeem Class B shares within six years of purchase, you will be assessed a contingent deferred sales charge (CDSC) based upon the following schedule:

                     DURING YEAR
      ------------------------------------------
        1     2     3     4     5     6     7+
      ----- ----- ----- ----- ----- ----- ------
CDSC   5%    4%    4%    3%    2%    1%    0%

The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS C SHARES

You may buy Class C shares at their public offering price on the day of purchase. The price you pay will equal the Class C NAV. There is no initial sales charge, Class C shares bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service, and a 0.55% annual distribution fee which compensates Nuveen for paying your financial adviser for the sale, including a 1% commission at the time of sale.

If you redeem your Class C shares within one year of purchase, you may be assessed a CDSC of 1%. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS R SHARES

You may purchase Class R shares at their public offering price on the day of purchase. The price you pay will equal the Class R NAV. You may purchase Class R shares only if you are investing at least $1 million or would otherwise qualify to purchase Class A shares without a sales charge as described under "Other Sales Charge Discounts" above. There are no sales charges or ongoing fees. Class R Shares have lower ongoing expenses than Class A Shares.

--------------------------------------------------------------------------------
HOW TO SELL FUND SHARES

You may use one of the methods described below to redeem your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your redemption request in good order. Your redemption request must be received before the close of trading of the New York Stock Exchange (normally 4 p.m. Eastern time) for you to receive that day's price. The funds do not charge any redemption fees, although you will be assessed a CDSC where applicable.

SELLING SHARES THROUGH YOUR FINANCIAL ADVISER

You may sell fund shares by contacting your financial adviser who can provide and help you prepare all the necessary documentation. Your financial adviser may charge you for this service.

SELLING SHARES BY TELEPHONE

Unless you have declined telephone redemption privileges, you may sell fund shares by calling (800) 621-7227. Your redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder on record and mailed to the address on record. If you have established electronic funds transfer privileges on your account, you may have redemption proceeds transferred electronically to your bank account; if you are redeeming $1,000 or more, you may expedite your request by having your redemption proceeds wired directly into your bank account.

Nuveen and Shareholder Services, Inc. ("SSI") will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

SELLING SHARES BY MAIL

You may sell fund shares by mail by sending a written request to Nuveen at the address listed below under "How to Contact Nuveen." Your request must include the following information:

 .  The fund's name;

 .  Your name and account number;

 .  The dollar or share amount you wish to redeem;

 .  The signature of each owner exactly as it appears on the account;

-------------------------------------------------------------------------
PAGE-16------

 . The name of the person you want your redemption proceeds paid to, if other than to the shareholder of record;

 . The address you want your redemption proceeds sent to, if other than to the address of record;

 .  Any certificates you have for the shares; and

 .  Any required signature guarantees.

Signatures must be guaranteed if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder on record, or you want the check sent to another address (or the address on record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the fund. A notary public cannot provide a signature guarantee.

Unless other arrangements are made, checks will be sent to your address on record. Checks will normally be mailed within one business day, but in no event more than seven days from receipt of your redemption request. If any shares were purchased less than 15 days prior to your request, the fund will not mail your redemption proceeds until the check for your purchase has cleared, which may take up to 15 days.

Each fund may suspend redemptions or delay payment on redemptions for more than seven days (three days for street name accounts) in certain extraordinary circumstances as described in the statement of additional information.

OPERATION OF THE CDSC

When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC or that represent an increase in the value of your fund account due to capital appreciation, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

ACCOUNT MINIMUMS

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active unit trust reinvestment account. You will not be assessed a CDSC on an involun-tary redemption.

--------------------------------------------------------------------------------
EXCHANGING SHARES

You may exchange fund shares at any time for the same class of shares in another Nuveen mutual fund that is available within your state. You may exchange fund shares by calling (800) 621-7227 or by mailing your written request to Nuveen at the address listed under "How to Contact Nuveen."

You must have owned your fund shares for at least 15 days and your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. No CDSC will be assessed on an exchange, and the holding period of your investment will be carried over to the new fund for purposes of deter-mining any future CDSC. You may not exchange Class B shares for shares of a Nuveen money market fund.

Because an exchange is treated for tax purposes as the concurrent sale and purchase of fund shares, you should consult your tax adviser about the tax consequences of any contemplated exchange. Each fund reserves the right to limit or terminate exchange privileges if it believes doing so is in the best interests of fund shareholders.

RESTRICTIONS ON MARKET TIMING

The exchange privilege is not intended to permit you to use a fund for short-term trading. Excessive exchange activity may interfere with portfolio manage-ment, raise fund operating expenses or otherwise have an adverse effect on fund shareholders. In order to limit excessive exchange activity and in other circumstances where the funds' investment adviser believes doing so would be in the best interests of the fund, each fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. You will be notified in the event this happens to the extent required by law.

--------------------------------------------------------------------------------
OPTIONAL FEATURES AND SERVICES

SYSTEMATIC INVESTMENT

Once you have opened an account, you may make regular investments of $50 or more a month through automatic deductions from your bank account (see "Fund Direct--Electronic Funds Transfer" below), or directly from your paycheck. To invest regularly from your bank account, simply complete the appropriate section of the account application. To invest regularly from your paycheck, call Nuveen for a Payroll Direct Deposit Enrollment form. If you need
PAGE-17
-------------------------------------------------------------------------------
additional copies of these forms, or would like assistance completing them, contact your financial adviser or call Nuveen toll-free at (800) 621-7227.

One of the benefits of systematic investing is "dollar cost averaging." Because you are making fixed payments, you buy fewer shares when the price is high, and more when the price is low. As a result, the average price you pay will be less than the average share price of fund shares over this period. Dollar cost aver-aging does not assure profits or protect against losses in a steadily declining market. Since dollar cost averaging involves continuous investment regardless of fluctuating price levels, you should consider your financial ability to continue investing in declining as well as rising markets before deciding to invest in this way.

Systematic investing may also make you eligible for reduced sales charges on shares of the fund as well as other Nuveen mutual funds (see "Other Sales Charge Discounts").

--------------------------------------------------------------------------------
THE POWER OF SYSTEMATIC INVESTING

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. Theses annual returns do not reflect past or projected fund performance.

                             (CHART APPEARS HERE)


                                  ACCOUNT VALUES FOR TOTAL RETURNS OF
                      AMOUNT      ------------------------------------
       YEAR          INVESTED      4.00%          5.00%         6.00%
       ----          --------     -------        -------       -------
          0          $ 2,874      $ 2,874        $ 2,874       $ 2,874
          5            8,622        9,861         10,203        10,561
         10           14,370       18,391         19,610        20,929
         15           20,118       28,807         31,681        34,913
         20           25,866       41,525         47,173        53,779


SYSTEMATIC WITHDRAWALS

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly or semi-annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Fund Direct--Electronic Funds Transfer" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concur-rent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

REINSTATEMENT PRIVILEGE

If you redeem fund shares on which you paid an initial sales charge or contin-gent deferred sales charge (CDSC), you may reinvest all or part of your redemp-tion proceeds up to one year later without incurring any additional charge. You may only reinvest into the same class of shares you redeemed and will receive the share price next determined after Nuveen receives your reinvestment request. You may exercise this privilege only once per redemption request.

If you paid a CDSC, your CDSC will be refunded and your holding period rein-stated. You should consult your tax adviser about the tax consequences of exer-cising your reinstatement privilege.

FUND DIRECT--ELECTRONIC FUNDS TRANSFER

You may arrange to transfer funds electronically between your bank account and your fund account by completing the appropriate section of the account applica-tion. If you need additional copies of this form, or would like assistance completing it, contact your financial adviser or call Nuveen at (800) 621-7227. You may use Fund Direct to quickly and conveniently purchase or sell shares by telephone, systematically invest or withdraw funds, or send dividend payments directly to your bank account.

If you have established electronic funds transfer privileges on your account, you may request that redemption proceeds of $1,000 or more be wired directly into your bank account. While you will generally receive your redemption proceeds more quickly than a regular telephone redemption, the fund may charge you a fee for this expedited service.
-------------------------------------------------------------------------
PAGE-18------

 DIVIDENDS AND TAXES


--------------------------------------------------------------------------------
HOW THE FUNDS PAY DIVIDENDS

The funds pay tax-free dividends monthly and any taxable capital gains or other distributions once a year in December. The funds declare dividends on or about the ninth of each month and generally pay dividends on the first business day of the following month.

PAYMENT AND REINVESTMENT OPTIONS

The funds automatically reinvest your dividends each month in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. If you wish to do so, complete the appropriate section of the account application, contact your financial adviser or call Nuveen at (800) 621-7227.

CALCULATION OF FUND DIVIDENDS

Each fund pays dividends based upon its past and projected net income in order to distribute substantially all of its net income each fiscal year.

In order to maintain a more stable monthly dividend, each fund may sometimes distribute less or more than the amount of net income earned in a particular period as a result of fluctuations in a fund's net income. Undistributed net income is included in the fund's share price; similarly, distributions from previously undistributed net income reduce the fund's share price. This divi-dend policy is not expected to affect the management of a fund's portfolio.

Dividends for Class A, B, C and R shares are determined in the same manner and at the same time. Dividends per share will vary based on which class of fund shares you own, reflecting the different ongoing fees and other expenses of each class.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TAXES AND TAX REPORTING

The discussion below and in the statement of additional information provides general tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of a specific fund investment.

Each fund primarily invests in municipal bonds from a specific state or in municipal bonds whose income is otherwise exempt from regular federal, state and local income taxes. Consequently, the regular monthly dividends you receive will be exempt from regular federal, state and, in some cases, local income taxes. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of its investment income by state and the portion of its income that is subject to AMT. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name; Nuveen will send you this statement if you hold your shares in registered form.

The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

BUYING OR SELLING SHARES CLOSE TO A RECORD DATE

If you purchase fund shares shortly before the record date for a taxable divi-dend, the entire dividend you receive may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. This is commonly known as "buying a dividend." Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

TAX CONSEQUENCES OF PRIVATE ACTIVITY BONDS

Because each fund may invest in private activity bonds, the portion of your regular monthly dividends derived from the income earned on these bonds that would otherwise be tax-exempt will be treated as taxable income if:

 .  you are subject to the AMT (including corporate shareholders);

 .  you are a "substantial user" of a facility financed by these bonds; or

 .  you are a "related person" of a substantial user.

REDEEMING SHARES HELD LESS THAN SIX MONTHS

If you sell or exchange shares that you have owned for less than six months and you recognized a short-
PAGE-19
-------------------------------------------------------------------------------
term capital loss when you redeemed your shares, the loss you can claim will be reduced by the amount of tax-free dividends paid to you on those shares.
Any remaining short-term capital loss will be treated as long-term capital loss to the extent you also received capital gain dividends on those shares. You should consult your tax adviser for complete information about these rules. Please consider the tax consequences carefully when contemplating a redemption.

OTHER IMPORTANT TAX INFORMATION

In order to avoid corporate taxation of its earnings and to pay tax-free divi-dends, each fund must meet certain I.R.S. requirements that govern the fund's sources of income, diversification of assets and distribution of earnings to shareholders. Each fund has met these requirements in the past and intends to do so in the future. If a fund failed to do so, the fund would be required to pay corporate taxes on its earnings and all your distributions would be taxable as ordinary income.

A fund may be required to withhold 31% of certain of your dividends if you have not provided the fund with your correct taxpayer identification number (normally your social security number), or if you are otherwise subject to back-up withholding.

If you receive social security benefits, you should be aware that tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

If you borrow money to buy fund shares, you may not deduct the interest on that loan. Under I.R.S. rules, fund shares may be treated as having been bought with borrowed money even if the purchase cannot be traced directly to borrowed money.

-------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

-------------------------------------------------------------------------------
TAXABLE EQUIVALENT OF TAX-FREE YIELDS

                                       TAX-FREE YIELD

TAX RATE         4.00%               4.50%               5.00%               5.50%                6.00%
------
    ----------------------------------------------------------------------------------------------------
 28.0%           5.56%               6.25%               6.94%                7.64%                8.33%
 31.0%           5.80%               6.52%               7.25%                7.97%                8.70%
 36.0%           6.25%               7.03%               7.81%                8.59%                9.37%
 39.6%           6.62%               7.45%               8.28%                9.11%                9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.
 GENERAL INFORMATION


-------------------------------------------------------------------------------
HOW TO CONTACT NUVEEN

GENERAL INFORMATION

If you would like general information about Nuveen Mutual Funds or any other Nuveen product, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time.

PURCHASES, REDEMPTIONS AND OTHER TRANSACTIONS

If you are calling to purchase or redeem shares, request an exchange or conduct other account transactions, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time. If you are sending a written request to Nuveen, you should mail your request to the following address:

  Nuveen Mutual Funds
  c/o Shareholder Services Inc.
  P.O. Box 5330
  Denver, CO 80217-5330

When purchasing fund shares by mail, please be sure to include a check made out to the name of the Fund and mark clearly on your check which class of shares you are purchasing. If you do not specify which class of shares you are purchasing, Nuveen will assume you are buying Class A shares if you are opening a new account; if you are adding to an existing account, Nuveen will assume you wish to buy more shares of the class you already own.

-------------------------------------------------------------------------------
FUND SERVICE PROVIDERS

INVESTMENT ADVISER

Nuveen Advisory Corp. ("Nuveen Advisory") serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management. The activities of Nuveen Advisory, which also include managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services, are overseen by the funds' Board of Trustees. Established in 1976, Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated, which itself is approximately 78% owned by the St. Paul Companies, Inc. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to Flagship Funds, was merged with Nuveen Advisory.


-------------------------------------------------------------------------------

For providing these services, Nuveen Advisory is paid an annual management fee according to the following schedule:

-------------------------------------------------------------------------------
MANAGEMENT FEES


AVERAGE DAILY               MANAGEMENT
NET ASSET VALUE                FEE
--------------------------------------
For the first $125 million   0.5500%
For the next $125 million    0.5375%
For the next $250 million    0.5250%
For the next $500 million    0.5125%
For the next $1 billion      0.5000%
For assets over $2 billion   0.4750%

Nuveen will waive some or all of its fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the New York Fund, the New Jersey Fund (through July 31, 1997) and the New York Insured Fund do not exceed 0.75%, 0.75% and 0.975%, respectively, of average daily net assets. Nuveen will waive some or all of its fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for each fund are, in Nuveen's opinion, competitive with similar funds, and may discontinue this practice at any time. For more information about fees and expenses, see the fund operating expense tables in the Fund Summaries.

PORTFOLIO MANAGERS

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and port-folio managers of Nuveen Advisory and meets regularly to review economic conditions, the outlook for the financial markets in general and the status of the municipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Daniel S. Solender is the portfolio manager for the New York Fund and the New York Insured Fund. Mr. Solender has managed the funds since September 1994 and joined Nuveen Advisory in January 1992. Stephen S. Peterson is an Assistant Vice President of Nuveen Advisory and the portfolio manager for the New Jersey Fund. Mr. Peterson has managed the fund since its inception in March 1992 and joined Nuveen Advisory in October 1991. Richard Huber is the portfolio manager for the Connecticut Fund and the New Jersey Intermediate Fund. Mr. Huber has managed the funds since 1993 and since 1995 had been a Vice President of Flag-ship Financial Inc., the fund's prior investment adviser, until becoming an employee of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997.

THE DISTRIBUTOR

John Nuveen and Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940.

The plan authorizes each fund to pay Nuveen an annual 0.20% service fee on the average daily net assets of Class A, B and C shares outstanding and annual distribution fees of 0.75% and 0.55%, respectively, on the average daily net assets of Class B and C shares outstanding. In order to help compensate Nuveen for the sales commission paid to financial advisers at the time of sale on sales of Class B and

Class C shares, Nuveen retains the first year's service fee on sales of Class B shares and all Class B distribution fees; and retains the first year's service and distribution fees on sales of Class C shares. Otherwise, Nuveen pays these fees to the broker of record. The statement of additional informa-tion contains a detailed description of the plan and its provisions.

TRANSFER AGENT

Each fund has appointed a transfer agent which is responsible for distributing dividend payments and providing certain bookkeeping, data processing and other administrative services in connection with the maintenance of shareholder accounts. Shareholder Services, Inc., P.O. Box 5330, Denver, CO 80217-5330, currently serves as transfer agent for each fund.

-------------------------------------------------------------------------------
HOW THE FUNDS REPORT
PERFORMANCE

Each fund may quote its yield and total return in reports to shareholders, sales literature and advertisements. The funds may also compare their invest-ment results to various passive indices or other mutual funds with similar investment objectives. Comparative performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publications. See the statement of additional information for a more detailed discussion.

-------------------------------------------------------------------------------
HOW FUND SHARES ARE PRICED

The share price for each class of fund shares, also called its net asset value
(NAV), is calculated every business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time). The net asset value for a class of fund shares is computed by calculating the total value of the class' portion of the fund's portfolio investments and other


-------------------------------------------------------------------------------
assets, subtracting any liabilities or other debts, and dividing by the total number of its shares outstanding.

The prices of municipal bonds in each fund's investment portfolio are provided by a pricing service approved and supervised by the fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions.

--------------------------------------------------------------------------------
ORGANIZATION

The Trust is an open-end diversified investment company under the Investment Company Act of 1940, consisting of multiple funds. The shares of each fund are divided into classes. Each class of shares represents an interest in the same portfolio of investments and the shares of each class have equal rights as to voting, redemption, dividends and liquidation. However, each class bears different sales charges and service fees. B shares convert to A shares after 8 years. C shares purchased before February 1, 1997 convert to A shares six years after purchase, but only if you request conversion. You must submit your request to SSI no later than the last business day of the 71st month following the month in which you purchased your shares.

The funds are not required to and do not intend to hold annual meetings. Share-holders owning ten percent or more of a fund's outstanding shares may call a special meeting for any purpose, including to elect or remove trustees or to change fundamental policies.

The New York and New Jersey Funds were formed as a result of mergers between existing Nuveen and Flagship funds. The performance and the financial informa-tion of each fund reflects that of the predecessor Nuveen fund.
 APPENDIX


--------------------------------------------------------------------------------
SPECIAL STATE CONSIDERATIONS

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discus-sion of special state considerations was obtained from official offering state-ments of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the state tax consequences of a specific fund investment. See the statement of additional information for further informa-tion.

CONNECTICUT

Connecticut's economy, historically based on the insurance, defense manufactur-ing, finance and real estate industries, is slowly recovering from one of the most severe recessions in the country, which was due in part to reductions in defense spending and the downsizing of the foregoing industries. The construc-tion, trade and service industries are expected to lead the state's economic recovery. Connecticut is the highest income state in the nation.

While the state's per capital personal income levels are 135% of the national average, the state's ratio of tax-supported debt to personal income is among the highest in the nation. These high debts are expected to limit the state's financial flexibility. The state's general obligation bonds are rated Aa by Moody's and AA- by Standard and Poor's.

Tax Treatment:

The Connecticut Fund's regular monthly dividends will not be subject to the Connecticut personal income tax to the extent they are paid out of income earned on or capital gains realized from the sale of Connecticut municipal bonds or out of income earned on obligations of U.S. territories and posses-sions. The portion of the Connecticut Fund's monthly dividends that is attrib-utable to income earned on other obligations will be subject to the Connecticut personal income tax. You also will be subject to Connecticut personal income tax to the extent the Connecticut Fund distributes any taxable income or real-ized capital gains (other than capital gains on Connecticut municipal bonds), or if you sell or exchange Connecticut Fund shares and realize a capital gain on the transaction.


--------------------------------------------------------------------------------

The treatment of corporate shareholders of the Connecticut Fund differs from that described above. Corporate shareholders should refer to the statement of additional information for more detailed information and are urged to consult their tax adviser.

NEW YORK

While New York State historically has been one of the wealthiest states in the nation, for decades its economy has grown more slowly than the nation as a whole. There are many reasons for this slow growth. New York has a very high state and local tax burden relative to other states. Declines in the banking and financial services industry, cutbacks in defense spending, and an overbuilt real estate market have hurt the State's economy. High taxes and other factors have prompted some businesses and individuals to leave the State, or not to move to the State. More affluent residents of its cities have moved to the suburbs and been replaced by less affluent residents, who may require more government support. Cities outside the state have developed financial and busi-ness resources which make them less dependent on New York City, which has hindered its economic recovery. The State projects a slow rate of economic growth in 1996. The State's 1995 unemployment rate was 6.3%. New York City's 1995 unemployment rate was 8.2%. New York State general obligation bonds are rated A by Moody's and A- by Standard & Poor's; New York City general obliga-tion bonds are rated Baa1 by Moody's and BBB+ by Standard & Poor's.

The State ended its 1995-96 fiscal year with a GAAP operating deficit. The $378 million proposed 1996-97 State budget projects a balanced general fund, receipts of $31.9 billion, and disbursements of $31.2 billion. The Governor also proposed an alternative budget to replace over $1 billion in Medicaid reimbursements which the federal government might not pay.

New York City ended its 1996 fiscal year with an operating surplus of approxi-mately $5 million. Before the State enacted its 1996-97 budget, New York City adopted a fiscal year 1997 budget in June 1996 which provided for $33.4 billion in spending. In March 1996, Moody's announced that it was reviewing the City's general obligation bond rating pending adoption of the City's 1997 budget. S&P placed the City on negative credit watch in January 1995. The City's 1997 budget of $33.3 billion reduces spending from the previous year and cuts $1.1 billion from City agencies. The Governor and the legislature have not agreed on how much State aid to provide the City in fiscal 1998, and the City may have to adopt further budget cuts after the 1998 State budget is adopted. Recent changes in federal law may lower the amount of federal aid the City receives. If State and federal aid to the City declines, savings in the City's budget may be lower than projected and the Mayor may be required to propose additional spending cuts or tax increases to balance the City's budget in 1997 and beyond.

If serious financial difficulties arise that hamper the ability of the State, its agencies, New York City, other municipalities, or school districts to issue bonds or increase the risk that they may default on their obligations to pay bondholders, the market value of the bonds they have issued may decrease. In addition, without help from the State legislature, the State Constitution may prevent the City from issuing bonds after 1997 because of declining real estate values within the City. If the City cannot issue bonds to pay for capital improvements, this would increase its budget deficits in later years.

Tax Treatment.

The New York Funds' regular monthly dividends will not be subject to New York state or New York city personal income taxes to the extent they are paid out of income earned on New York municipal bonds or out of income earned on obliga-tions of U.S. territories and possessions. The portion of the New York Funds' monthly dividends that is attributable to income earned on other obligations will be subject to the New York state or the New York city personal income taxes. You also will be subject to New York state and New York city personal income taxes to the extent the New York Funds distribute any taxable income or realized capital gains, or if you sell or exchange shares of the New York Funds and realize a capital gain on the transaction.

The treatment of corporate and unincorporated business shareholders of the New York Funds differs from that described above. Corporate shareholders should refer to the statement of additional information for more detailed information and are urged to consult their tax adviser.

NEW JERSEY

New Jersey has a diversified economic base comprised of various manufacturing, construction and service industries. Compared to other states, New Jersey ranks high in per capita personal income. The national recession, however, adversely affected the State's employment rate. Economic recovery is expected to be slow and uneven.

The fiscal year 1997 budget totaled $15.8 billion, a 1.3% decrease from the previous year. The balanced budget includes $607 million in surplus. Whether the State can achieve a balanced budget depends on its ability to reduce expen-ditures and collect estimated tax revenues.

The 1995 fiscal year audited general fund revenues were $16.6 billion against expenditures of $16.5 billion, leaving a general fund surplus of approximately $100 million. In October 1996, the unemployment rate was 6.1%. The state ranks second in the U.S. to Connecticut in per capita income. New
PAGE-23
-------------------------------------------------------------------------------

Jersey's general obligation bonds are rated Aa1 by Moody's and AA+ by Standard and Poor's.

Tax Treatment.

The New Jersey Funds' regular monthly dividends will not be subject to New Jersey gross income tax to the extent they are paid out of income earned on or capital gains realized from the sale of New Jersey municipal bonds or U.S. government securities. You will be subject to New Jersey gross income tax, however, to the extent the New Jersey Funds distribute any taxable income. If you realize a capital gain on the sale or exchange of shares of the New Jersey Funds, you will not be subject to New Jersey gross income tax. If you realize a capital loss on the sale or exchange of shares of the New Jersey Funds, you may not use the loss to offset other New Jersey taxable capital gains.

The treatment of corporate shareholders of the New Jersey Funds differs from that described above. Corporate shareholders should refer to the statement of additional information for more detailed information and are urged to consult their tax adviser.


--------------------------------------------------------------------------------

                         Nuveen Family of Mutual Funds

           Nuveen's family of funds is designed to help you reach your finan-cial goals. The funds below are grouped by investment objectives.

           GROWTH AND INCOME FUNDS

           Growth and Income Stock Fund
           Balanced Stock and Bond Fund
           Balanced Municipal and Stock Fund

           TAX-FREE INCOME FUNDS

           National Funds/1/

           State Funds

           Alabama                        Michigan
           Arizona                        Missouri
           California/2/                  New Jersey/3/
           Colorado                       New Mexico
           Connecticut                    New York/2/
           Florida/3/                     North Carolina
           Georgia                        Ohio
           Kansas                         Pennsylvania
           Kentucky/4/                    South Carolina
           Louisiana                      Tennessee
           Maryland                       Virginia
           Massachusetts/2/               Wisconsin

           Notes
           1. Long-term, long-term insured, intermediate-term and limited-term portfolios.
           2. Long-term and long-term insured portfolios.
           3. Long-term and intermediate-term portfolios.
           4. Long-term and limited-term portfolios.


NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 621-7227

--------------------------------------------------------------------------------
PROSPECTUS

Nuveen California Municipal Bond Fund
Nuveen California Insured Municipal Bond Fund

--------------------------------------------------------------------------------
OVERVIEW

The funds listed above are part of the Nuveen Flagship Multistate Trust II, an open-end investment company. Each fund seeks to provide high double or triple tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds whose income is exempt from regular federal, state and, in some cases, local income taxes.

Each fund offers a set of flexible purchase options which permit you to purchase fund shares in the way that is best suited to your individual circum-stances and investment needs. For detailed information about these flexible purchase options, please refer to "How to Select a Purchase Option" later in this prospectus.

This prospectus contains important information you should know before invest-ing. Please read it carefully and keep it for future reference. You can find more detailed information about each fund in the statement of additional infor-mation which is part of this prospectus by reference. For a free copy, write to Nuveen or call (800) 621-7227.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER U.S. GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
CONTENTS

OVERVIEW                                   1
FUND SUMMARIES AND FINANCIAL HIGHLIGHTS    2
FUND STRATEGIES
  Investment Objective                     6
  How the Funds Select Investments         6
  Risk Reduction Strategies                7
INVESTING IN THE FUNDS
  How to Buy Fund Shares                   8
  How to Select a Purchase Option          9
  How to Sell Fund Shares                 10
  Exchanging Shares                       11
  Optional Features and Services          11
DIVIDENDS AND TAXES
  How the Funds Pay Dividends             13
  Taxes and Tax Reporting                 13
  Taxable Equivalent Yields               14
GENERAL INFORMATION
  How to Contact Nuveen                   15
  Fund Service Providers                  15
  How the Funds Report Performance        16
  How Fund Shares are Priced              16
  Organization                            16
APPENDIX
  Special State Considerations            17

                                                                FEBRUARY 1, 1997

--------------------------------------------------------------------------------
Nuveen California Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:
         July 1, 1986
NET ASSETS:

         $228.0 million

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.80%             6.26%             5.64%             5.47%             6.65%
5 YEARS          5.62%             6.51%             5.86%             5.79%             6.86%
10 YEARS         6.42%             6.86%             6.27%             6.23%             7.18%
INCEPTION        6.63%             7.08%             6.49%             6.44%             7.38%

Class R total returns reflect actual performance for all periods; Class A and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B total returns reflect Class R performance for all periods, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------
MATURITY (YEARS)

                           [BAR CHART APPEARS HERE]

Average Maturity  20.9
Average Modified Duration  8.1

--------------------------------------------------------------------------------
CREDIT QUALITY

                         [PIE CHART APPEARS HERE]

AA (20%)
A (21%)
BBB (4%)
BB (2%)
NR (3%)
AAA (50%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

                           [PIE CHART APPEARS HERE]

Educational Facilities (15%)
Housing Facilities (14%)
Lease Rental Facilities (14%)
Escrowed Bonds (10%)
Other (31%)
Health Care Facilities (16%)


                              EXPENSE INFORMATION


SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

TRANSACTION EXPENSE                                     CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                      --         --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS     -- (1)    5%(2)    1%(3)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

FUND EXPENSE           CLASS A CLASS B CLASS C CLASS R
------------------------------------------------------
MANAGEMENT FEES         0.55%   0.55%   0.55%   0.55%
12B-1 FEES              0.20%   0.95%   0.75%    --
OTHER                   0.15%   0.15%   0.15%   0.15%
------------------------------------------------------
  TOTAL (GROSS)         0.90%   1.65%   1.45%   0.70%
WAIVERS/
REIMBURSEMENTS           --      --      --      --
------------------------------------------------------
  TOTAL EXPENSES (NET)  0.90%   1.65%   1.45%   0.70%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 51                  $ 56                  $ 15                   $ 7
3 YEARS                 $ 69                  $ 84                  $ 46                   $22
5 YEARS                 $ 90                  $101                  $ 79                   $39
10 YEARS                $148                  $175                  $174                   $87


 Information as of 8/31/96          See Notes on Next Page
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

---------- ---------------------------------- ---------------------------------

 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized  Dividends  Distribu-
  Year Ending      Beginning    Net      and Unreal-    from Net    tions    Ending
   February        Net Asset Investment   ized Gain    Investment   from    Net Asset
    28/29,           Value   Income(c)   (Loss) From     Income    Capital    Value
 --------------    --------- ---------- Investments(a) ----------   Gains   ---------
                                        --------------            ---------
 CLASS A (9/94)
 1997(g)             $10.580      $.275        $(.238)    $(.267)    $  --    $10.350
-------------------------------------------------------------------------------------
 1996                 10.100       .549          .473      (.542)       --     10.580
-------------------------------------------------------------------------------------
 1995(d)              10.210       .270         (.031)     (.275)    (.074)    10.100
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997(g)              10.580       .237         (.239)     (.228)       --     10.350
-------------------------------------------------------------------------------------
 1996                 10.100       .470          .474      (.464)       --     10.580
-------------------------------------------------------------------------------------
 1995(d)              10.040       .218          .139      (.223)    (.074)    10.100
-------------------------------------------------------------------------------------
 CLASS R (7/86)
 1997(g)              10.600       .283         (.221)     (.282)       --     10.380
-------------------------------------------------------------------------------------
 1996                 10.130       .575          .467      (.572)       --     10.600
-------------------------------------------------------------------------------------
 1995                 10.740       .582         (.531)     (.587)    (.074)    10.130
-------------------------------------------------------------------------------------
 1994                 10.850       .598         (.054)     (.596)    (.058)    10.740
-------------------------------------------------------------------------------------
 1993                 10.140       .633          .707      (.626)    (.004)    10.850
-------------------------------------------------------------------------------------
 1992(e)               9.920       .429          .218      (.427)       --     10.140
-------------------------------------------------------------------------------------
 1991(f)               9.790       .639          .133      (.642)       --      9.920
-------------------------------------------------------------------------------------
 1990(f)               9.850       .641         (.058)     (.643)       --      9.790
-------------------------------------------------------------------------------------
 1989(f)               9.240       .649          .610      (.649)       --      9.850
-------------------------------------------------------------------------------------
 1988(f)               9.280       .647         (.040)     (.647)       --      9.240
-------------------------------------------------------------------------------------
 1987(f)               9.600       .652         (.320)     (.652)       --      9.280
-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                         Ratio of     Ratio of Net
  Year Ending                  Ending   Expenses to    Investment     Portfolio
   February          Total   Net Assets Average Net     Income to     Turnover
    28/29,         Return(b) (millions)  Assets(c)       Average        Rate
------------------ --------- ---------- ------------- Net Assets(c)   ----------
                                                      ---------------
 CLASS A (9/94)
 1997(g)                .38%      $17.0         .95%+          5.17%+        31%
-------------------------------------------------------------------------------------
 1996                 10.36        12.7         .96            5.27          36
-------------------------------------------------------------------------------------
 1995(d)               2.52         3.1        1.00+           5.81+         32
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997(g)                  --         .7        1.70+           4.43+         31
-------------------------------------------------------------------------------------
 1996                  9.53          .7        1.71            4.52          36
-------------------------------------------------------------------------------------
 1995(d)               3.71          .2        1.75+           5.03+         32
-------------------------------------------------------------------------------------
 CLASS R (7/86)
 1997(g)                .62       210.4         .70+           5.43+         31
-------------------------------------------------------------------------------------
 1996                 10.54       216.4         .71            5.53          36
-------------------------------------------------------------------------------------
 1995                   .78       208.1         .71            5.83          32
-------------------------------------------------------------------------------------
 1994                  5.08       218.4         .73            5.47          19
-------------------------------------------------------------------------------------
 1993                 13.66       183.2         .71            6.05           5
-------------------------------------------------------------------------------------
 1992(e)               6.61       133.4         .67+           6.30+         --
-------------------------------------------------------------------------------------
 1991(f)               8.16       107.5         .69            6.48          15
-------------------------------------------------------------------------------------
 1990(f)               6.14        78.7         .69            6.51           8
-------------------------------------------------------------------------------------
 1989(f)              14.12        52.0         .75            6.79          22
-------------------------------------------------------------------------------------
 1988(f)               6.87        29.6         .70            7.09          48
-------------------------------------------------------------------------------------
 1987(f)               3.28        19.1         .18            6.62          17
-------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the eight months ending February 29.
(f) For the year ending June 30.
(g) For the six months ending August 31, 1996.

-------------------------------------------------------------------------------
NOTES:
(1)Sales charge in effect February 1, 1997. The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.
   (2)CDSC declines to 0% at the end of six years.

(3)Imposed only on redemptions within 12 months of purchase.

(4)Effective February 1, 1997, the funds reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.95% to 0.90% and on Class C from 1.70% to 1.45%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. Nuveen Advisory has agreed to waive some or all of its fees or reimburse expenses to prevent total operating expenses (not counting distribution and service fees) from exceeding 0.75% of the fund's average daily net assets.

(5)The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Nuveen California Insured Municipal Bond Fund

                    PERFORMANCE INFORMATION (AS OF 8/31/96)

INCEPTION:
         July 1, 1986
NET ASSETS:

         $220.8 million

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.73%             6.19%             5.44%             5.41%             6.45%
5 YEARS          6.11%             7.01%             6.25%             6.12%             7.26%
10 YEARS         6.37%             6.82%             6.22%             6.10%             7.08%
INCEPTION        6.52%             6.96%             6.37%             6.23%             7.22%

Class R total returns reflect actual performance for all periods; Class A and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B total returns reflect Class R performance for all periods, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------
MATURITY (YEARS)

                             [BAR CHART APPEARS HERE]
Average Maturity  22.95
Average Modified Duration  7.97
--------------------------------------------------------------------------------

CREDIT QUALITY

                           [PIE CHART APPEARS HERE]
Insured (95%)
Escrowed (5%)
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION (TOP 5)

                           [PIE CHART APPEARS HERE]
Escrowed Bonds (17%)
Lease Rental Facilities (16%)
Health Care Facilities (15%)
Housing Facilities (10%)
Water/Sewer Facilities (9%)
Other (33%)


                    EXPENSE INFORMATION (AS OF 8/31/96)

SHAREHOLDER
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --
-------------------------------------------------------------------------------------------

OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                         CLASS A               CLASS B               CLASS C               CLASS R
--------------------------------------------------------------------------------------------------
MANAGEMENT FEES           0.55%                 0.55%                 0.55%                 0.55%
12B-1 FEE                 0.20%                 0.95%                 0.75%                 --
OTHER                     0.15%                 0.15%                 0.15%                 0.15%
--------------------------------------------------------------------------------------------------
  TOTAL (GROSS)           0.90%                 1.65%                 1.45%                 0.70%
WAIVERS/
REIMBURSEMENTS             --                    --                    --                    --
--------------------------------------------------------------------------------------------------
  TOTAL (NET)             0.90%                 1.65%                 1.45%                 0.70%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

 HOLDING
  PERIOD           CLASS A                 CLASS B                 CLASS C                 CLASS R
--------------------------------------------------------------------------------------------------
 1 YEAR             $ 51                    $ 56                    $ 15                     $ 7
 3 YEARS            $ 69                    $ 84                    $ 46                     $22
 5 YEARS            $ 90                    $101                    $ 79                     $39
 10 YEARS           $148                    $175                    $174                     $87
--------------------------------------------------------------------------------------------------

 Information as of 8/31/96      See Notes on Next Page
--------------------------------------------------------------------------------
                                                                          PAGE 4

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.
--------- ---------------------------------- ----------------------------------

 CLASS            INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION
 DATE)
                                        Net Realized             Distribu-
                                        and Unreal-   Dividends    tions
  Year Ending     Beginning    Net       ized Gain     from Net    from     Ending
    February      Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
     28/29,         Value   Income(c)  Investments(a)   Income     Gains     Value
 --------------   --------- ---------- -------------- ---------- --------- ---------
 CLASS A (9/94)
 1997 (g)          $10.760    $.271        $(.267)     $(.264)    $  --     $10.500
------------------------------------------------------------------------------------
 1996               10.250     .530          .505       (.525)       --      10.760
------------------------------------------------------------------------------------
 1995 (d)           10.220     .255          .068       (.265)     (.028)    10.250
------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997 (g)           10.670     .223         (.251)      (.222)       --      10.420
------------------------------------------------------------------------------------
 1996               10.150     .448          .516       (.444)       --      10.670
------------------------------------------------------------------------------------
 1995 (d)           10.060     .210          .123       (.215)     (.028)    10.150
------------------------------------------------------------------------------------
 CLASS R (7/86)
 1997 (g)           10.740     .278         (.262)      (.276)       --      10.480
------------------------------------------------------------------------------------
 1996               10.230     .556          .507       (.553)       --      10.740
------------------------------------------------------------------------------------
 1995               10.670     .559         (.412)      (.559)     (.028)    10.230
------------------------------------------------------------------------------------
 1994               10.850     .560         (.101)      (.556)     (.083)    10.670
------------------------------------------------------------------------------------
 1993               10.010     .584          .871       (.579)     (.036)    10.850
------------------------------------------------------------------------------------
 1992 (e)            9.650     .401          .360       (.401)       --      10.010
------------------------------------------------------------------------------------
 1991 (f)            9.480     .600          .176       (.606)       --       9.650
------------------------------------------------------------------------------------
 1990 (f)            9.630     .608         (.151)      (.607)       --       9.480
------------------------------------------------------------------------------------
 1989 (f)            9.020     .607          .610       (.607)       --       9.630
------------------------------------------------------------------------------------
 1988 (f)            8.980     .600          .040       (.600)       --       9.020
------------------------------------------------------------------------------------
 1987 (f)            9.600     .630         (.620)      (.630)       --       8.980
------------------------------------------------------------------------------------
 CLASS            RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION
 DATE)
                                                        Ratio of Net
                                            Ratio of     Investment
  Year Ending                   Ending     Expenses to   Income to    Portfolio
    February        Total     Net Assets   Average Net    Average     Turnover
     28/29,       Return(b) (in thousands)  Assets(c)   Net Assets(c)   Rate
----------------- --------- -------------- ----------- -------------- ---------
 CLASS A (9/94)
 1997 (g)             .07%      $ 22.7        .95%+        5.02%+        26%
------------------------------------------------------------------------------------
 1996               10.32         17.3        .97          5.00          38
------------------------------------------------------------------------------------
 1995 (d)            3.33          4.8       1.05+         5.45+         25
------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997 (g)            (.24)          .9       1.70+         4.28+         26
------------------------------------------------------------------------------------
 1996                9.67          1.0       1.71          4.26          38
------------------------------------------------------------------------------------
 1995 (d)            3.45           .2       1.80+         4.69+         25
------------------------------------------------------------------------------------
 CLASS R (7/86)
 1997 (g)             .18        197.1        .70+         5.28+         26
------------------------------------------------------------------------------------
 1996               10.63        205.6        .70          5.29          38
------------------------------------------------------------------------------------
 1995                1.68        198.9        .70          5.60          25
------------------------------------------------------------------------------------
 1994                4.27        208.1        .71          5.12          14
------------------------------------------------------------------------------------
 1993               15.05        168.9        .75          5.72           9
------------------------------------------------------------------------------------
 1992 (e)            7.99        100.9        .64+         5.97+          7
------------------------------------------------------------------------------------
 1991 (f)            8.43         74.6        .68          6.26          29
------------------------------------------------------------------------------------
 1990 (f)            4.93         50.6        .70          6.36          13
------------------------------------------------------------------------------------
 1989 (f)           13.97         35.0        .82          6.52          23
------------------------------------------------------------------------------------
 1988 (f)            7.44         22.4        .82          6.77          31
------------------------------------------------------------------------------------
 1987 (f)            (.13)        16.2        .17          6.48           4
------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the three months ending February 29.
(f) For the year ending June 30.
(g) For the six months ending August 31, 1996.

--------------------------------------------------------------------------------
NOTES:

(1)Sales charge in effect February 1, 1997. The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2)CDSC declines to 0% at the end of six years.

(3)Imposed only on redemptions within 12 months of purchase.

(4)Effective February 1, 1997, the funds reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.95% to 0.90% and on Class C from 1.70% to 1.45%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. Nuveen Advisory has agreed to waive some or all of its fees or reimburse expenses to prevent total operating expenses (not counting distribution and service fees) from exceeding 0.975% of the fund's average daily net assets.

(5)The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

 FUND STRATEGIES


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective of each fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. There is no assurance that the funds will achieve their investment objective.

INVESTOR SUITABILITY

The funds are a suitable investment for tax-conscious investors seeking to:

 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital over time;

 .  Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

The funds are not a suitable investment for individuals seeking to:

 . Pursue an aggressive, high-growth investment strategy;

 . Invest through an IRA or 401k plan;

 . Avoid fluctuations in share price.

--------------------------------------------------------------------------------
HOW THE FUNDS SELECT
INVESTMENTS

TAX-FREE MUNICIPAL BONDS

The funds invest primarily in municipal bonds from a specific state that pay interest that is exempt from regular federal, state and, in some cases, local income taxes. Income from these bonds may be subject to the federal alternative minimum tax.

Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial develop-ment and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source.

The California Insured Fund primarily purchases insured municipal bonds. See "Insurance" below. Under normal market conditions, the California Insured Fund will invest at least 65% of its assets in insured municipal bonds.

FOCUS ON QUALITY MUNICIPAL BONDS

The funds focus on quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent ratings agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from California are not avail-able at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam) which are exempt from regular federal, state, and local income taxes. The funds may not invest more than 20% of their net assets in these territorial municipal bonds.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase leases where the issuer has a strong incentive to continue making appropriations until maturity.

Bond ratings are furnished by Standard & Poor's Corporation, Fitch Investors Services, and Moody's Investors Services. The ratings BBB and Baa are not iden-tical--S&P and Fitch consider bonds rated BBB to have adequate capacity to pay principal and interest; Moody's considers bonds rated Baa to have some specula-tive characteristics. Bond ratings represent the opinions of the ratings agen-cies; they are not absolute standards of quality.

VALUE INVESTING STRATEGY

The funds' investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return potential. The adviser emphasizes fundamental research and selects municipal bonds on the basis of its evaluation of each bond's relative value in terms of current yield, price, credit quality and future prospects. The adviser then monitors each fund's portfolio to assure that municipal bonds purchased continue to represent over time, in its opinion, the best values available.

PORTFOLIO MATURITY

Each fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an invest-ment portfolio with an overall weighted average maturity within a defined range. All of the funds described in this prospectus are long-term funds and normally maintain a weighted average portfolio maturity of 15 to 30 years. See "Defensive Investment Strategies" below for further information.


--------------------------------------------------------------------------------

INSURANCE


Insured municipal bonds are purchased primarily by the California Insured Fund. Insured municipal bonds are either covered by individual, permanent insurance policies (obtained either at the time of issuance or subsequently), or covered "while in fund" under a master portfolio insurance policy purchased by a fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.

Portfolio insurance policies are effective only so long as the fund continues to own the covered bond, and the price the fund would receive upon sale of such a bond would not benefit from the insurance. Insurers under master portfolio insurance policies currently include MBIA Insurance Corp., AMBAC Indemnity Corp., Financial Security Assurance, Inc., and Financial Guaranty Insurance Co. The funds' investment adviser may obtain master policies from other insurers, but only from insurers that specialize in insuring municipal bonds and whose claims-paying ability is rated Aaa or AAA by Moody's or S&P. Insurers are responsible for making their own assessment of the insurability of a municipal bond.


An insured fund can invest up to 20% of its net assets in uninusured municipal bonds which are backed by an escrow containing sufficient U.S. Government or U.S. Government agency securities to ensure timely payment of principal and interest. Such bonds are normally regarded as having the credit characteristics of the underlying U.S. Government-backed securities.

PORTFOLIO TURNOVER

A fund buys and sells portfolio securities in the normal course of its invest-ment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities and reduce market risk.

DELAYED DELIVERY TRANSACTIONS

Each fund may buy or sell bonds on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. This type of transaction may involve an element of risk because no interest accrues on the bonds prior to settlement and, since securi-ties are subject to market fluctuation, the value of the bonds at time of delivery may be less (or more) than cost.

--------------------------------------------------------------------------------
RISK REDUCTION STRATEGIES

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meet its obligation to make interest and principal payments. In general, lower rated municipal bonds are perceived to carry a greater degree of risk in the issuer's ability to make interest and principal payments. Municipal bonds with longer maturities (dura-tions) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively.

Because the funds primarily purchase municipal bonds from California, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in the state and therefore the value of the fund's investment portfolio.

The funds limit your investment risk generally by restricting the types and maturities of municipal bonds they purchase, and by diversifying their invest-ment portfolios across different industry sectors. The funds should be consid-ered long-term investments and may not be suitable for investors with short-term investment horizons.

INVESTMENT LIMITATIONS

The funds have adopted certain investment limitations (based on total fund assets) designed to limit your investment risk and maintain portfolio diversi-fication. Each fund may not have more than:

 . 25% in any one industry sector, such as electric utilities or health care;

 . 10% in borrowings (33% if used to meet redemptions).

As diversified funds, the funds also may not have more than:

 . 5% in securities of any one issuer (except U.S. government securities or for 25% of each fund's assets).

DEFENSIVE INVESTMENT STRATEGIES

Each fund may invest in high quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, each fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the funds may invest up to 100% as a temporary defensive measure


--------------------------------------------------------------------------------
in response to adverse market conditions. During temporary defensive periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described above under "Portfolio Maturity."

If suitable short-term municipal investments are not reasonably available, the funds may invest in short-term taxable securities that are rated Aaa or AAA, by Moody's or S&P, respectively, or issued by the U.S. government, and that have a maturity of one year or less or have a variable interest rate.

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strate-gies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

FUNDAMENTAL INVESTMENT POLICIES

Each fund's investment objective as well as the policies described above in "Focus on Quality Municipal Bonds," "Insurance," and "Risk Reduction Strate-gies" are fundamental and may not be changed without the approval of a majority of the shareholders of each fund.
 INVESTING IN THE FUNDS


-------------------------------------------------------------------------------
HOW TO BUY FUND SHARES

You may open an account with $3,000 and make additional investments at any time with as little as $50. Reinvestment of Nuveen unit trust distributions have no purchase minimums. The share price you pay will depend on when Nuveen receives your order: orders received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will receive that day's share price; otherwise you will receive the next business day's share price.

BUYING SHARES THROUGH A FINANCIAL ADVISER

You may buy fund shares through your financial adviser, who can handle all the details for you, including establishing an account with Nuveen. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments, and monitor and review your portfolio on an ongoing basis to assure your investments continue to meet your needs as circumstances change.

Financial advisers are usually paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing invest-ment advice and services.

If you do not have a financial adviser, call (800) 621-7227 and Nuveen can refer you to one in your area.

BUYING SHARES BY MAIL

You may also open an account and purchase shares by mail by completing the enclosed Nuveen application and mailing it along with your check (payable to the appropriate fund) to the address listed under "How to Contact Nuveen." Sales charges are not waived when you buy shares by mail.

Each fund reserves the right to reject any purchase order and waive or increase minimum investment requirements. The funds also reserve the right to suspend the issuance of shares at any time; any suspension, however, will not affect your ability to redeem shares.


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO SELECT A PURCHASE
OPTION

The funds offer you a variety of flexible options when buying shares. Whether you typically work with a financial adviser on a commission or a fee basis or prefer to work on a more self-directed basis, you can purchase shares in the way that is most suited to your individual circumstances and investment needs. Each of the four available ways to purchase fund shares is called a class of shares: Class A, Class B, Class C and Class R. While each of these classes features different sales charges, on-going fees and eligibility requirements, each entitles you to a share of the same portfolio of municipal bonds.

Selecting the class of shares which is most appropriate for you will depend on a variety of factors. You should weigh carefully whether you and your financial adviser work on a commission or fee basis, the types of services that you will receive, the amount you intend to buy, how long you plan to own your investment and whether or not you will reinvest dividends. If you compensate your finan-cial adviser directly, you should consider the fees your financial adviser charges for investment advice or handling your trades in addition to any sales charges and fees imposed by the funds. Please refer to your financial adviser's sales material for further information. Each class of shares is described in more detail below and under "Fund Service Providers--The Distributor." Your financial adviser can explain each option and help you determine which is most appropriate for you, or you can call (800) 621-7227.

BUYING CLASS A SHARES

You may buy Class A shares at their public offering price on the day of purchase. The price you pay will equal the Class A NAV (net asset value) plus a sales charge based upon the amount of your purchase. Class A shares also bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service.

The following Class A sales charges and commissions apply to all funds described in this prospectus:

--------------------------------------------------------------------------------
CLASS A SALES CHARGES AND COMMISSIONS

                                                                       AUTHORIZED DEALER
                                 SALES CHARGE                             COMMISSION
                           -------------------------------------       -----------------
                           AS % OF                                          AS % OF
                            PUBLIC               AS % OF                    PUBLIC
                           OFFERING              YOUR NET                  OFFERING
  PURCHASE AMOUNT           PRICE               INVESTMENT                   PRICE
----------------------------------------------------------------------------------------
      Up to $50,000          4.20%                 4.38%                     3.70%
    $50,000-100,000          4.00                  4.18                      3.50
   $100,000-250,000          3.50                  3.63                      3.00
   $250,000-500,000          2.50                  2.56                      2.00
 $500,000-1,000,000          2.00                  2.04                      1.50
$1,000,000 and over           --(1)                 --                        --(1)

(1) Nuveen pays authorized dealers a commission equal to the sum of 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount over $5 million. Unless the authorized dealer waived the commission, you may be assessed a contingent deferred sales charge (CDSC) of 1% if you redeem any of your shares within 18 months of purchase. The CDSC is calcu-lated on the lower of your purchase price or redemption proceeds.

Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connec-tion with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of adver-tising that features the products and services of both parties. The statement of additional information contains further information about these programs.

--------------------------------------------------------------------------------
OTHER SALES CHARGE DISCOUNTS

Nuveen offers a number of programs that enable you to reduce or eliminate the sales charge on Class A shares:

Sales Charge Reductions

 . Rights of Accumulation

 . Letter of Intent (LOI)

 . Group Purchase

Sales Charge Waivers

 . Unit Trust Reinvestment

 . Purchases using Redemptions from Unrelated Funds

 . Fee-Based Programs

 . Bank Trust Departments

 . Certain Employees of Nuveen or Authorized Dealers

Please refer to the statement of additional information for detailed descrip-tions of these programs. Further information on these programs is also avail-able through your financial adviser or by calling (800) 621-7227. Your finan-cial adviser can also provide and help you prepare the necessary application forms. You or your financial adviser are responsible for notifying Nuveen about your eligibility for any sales charge reduction or waiver at the time of each purchase.

The funds may modify or discontinue these programs at any time upon written notice to shareholders.

BUYING CLASS B SHARES

You may buy Class B shares at their public offering price on the day of purchase. The price you pay will equal the Class B NAV. There is no initial sales


--------------------------------------------------------------------------------
charge, but Class B shares bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service, and a 0.75% annual distribution fee which compensates Nuveen for paying your financial adviser a 4% commission at the time of purchase.

Class B shares convert automatically to Class A shares eight years after purchase. Class B shares will convert only if the fund is assured that the conversion does not generate tax consequences for investors, based upon the opinion of outside counsel or the written assurance of the IRS.

-------------------------------------------------------------------------------
CLASS B CONTINGENT DEFERRED SALES CHARGE

If you redeem Class B shares within six years of purchase, you will be assessed a contingent deferred sales charge (CDSC) based upon the following schedule:

The CDSC is calculated on the lower of your purchase price or redemption proceeds.

  DURING YEAR
      ---------------------------
       1   2   3   4   5   6  7+
      --- --- --- --- --- --- ---
CDSC  5%  4%  4%  3%  2%  1%  0%

BUYING CLASS C SHARES

You may buy Class C shares at their public offering price on the day of purchase. The price you pay will equal the Class C NAV. There is no initial sales charge, Class C shares bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service, and a 0.55% annual distribution fee which compensates Nuveen for paying your financial adviser for the sale, including a 1% commission at the time of sale.

If you redeem your Class C shares within one year of purchase, you may be assessed a CDSC of 1%. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS R SHARES

You may purchase Class R shares at their public offering price on the day of purchase. The price you pay will equal the Class R NAV. You may purchase Class R shares only if you are investing at least $1 million or would otherwise qualify to purchase Class A shares without a sales charge as described under "Other Sales Charge Discounts" above. There are no sales charges or ongoing fees. Class R Shares have lower ongoing expenses than Class A Shares.

-------------------------------------------------------------------------------
HOW TO SELL FUND SHARES

You may use one of the methods described below to redeem your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your redemption request in good order. Your redemption request must be received before the close of trading of the New York Stock Exchange (normally 4 p.m. Eastern time) for you to receive that day's price. The funds do not charge any redemption fees, although you will be assessed a CDSC where applicable.

SELLING SHARES THROUGH YOUR FINANCIAL ADVISER

You may sell fund shares by contacting your financial adviser who can provide and help you prepare all the necessary documentation. Your financial adviser may charge you for this service.

SELLING SHARES BY TELEPHONE

Unless you have declined telephone redemption privileges, you may sell fund shares by calling (800) 621-7227. Your redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder on record and mailed to the address on record. If you have established electronic funds transfer privileges on your account, you may have redemption proceeds transferred electronically to your bank account; if you are redeeming $1,000 or more, you may expedite your request by having your redemption proceeds wired directly into your bank account.

Nuveen and Shareholder Services, Inc. ("SSI") will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

SELLING SHARES BY MAIL

You may sell fund shares by mail by sending a written request to Nuveen at the address listed below under "How to Contact Nuveen." Your request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;

 . The signature of each owner exactly as it appears on the account;

 . The name of the person you want your redemption proceeds paid to, if other than to the shareholder of record;

 . The address you want your redemption proceeds sent to, if other than to the address of record;

 . Any certificates you have for the shares; and

 . Any required signature guarantees.

Signatures must be guaranteed if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder on record, or you want the check sent to another address (or the


-------------------------------------------------------------------------------
address on record has been changed within the last 60 days). Signature guaran-tees must be obtained from a bank, brokerage firm or other financial interme-diary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the fund. A notary public cannot provide a signature guarantee.

Unless other arrangements are made, checks will be sent to your address on record. Checks will normally be mailed within one business day, but in no event more than seven days from receipt of your redemption request. If any shares were purchased less than 15 days prior to your request, the fund will not mail your redemption proceeds until the check for your purchase has cleared, which may take up to 15 days.

Each fund may suspend redemptions or delay payment on redemptions for more than seven days (three days for street name accounts) in certain extraordinary circumstances as described in the statement of additional information.

OPERATION OF THE CDSC

When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC or that represent an increase in the value of your fund account due to capital appreciation, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

ACCOUNT MINIMUMS

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active unit trust reinvestment account. You will not be assessed a CDSC on an involun-tary redemption.

--------------------------------------------------------------------------------
EXCHANGING SHARES

You may exchange fund shares at any time for the same class of shares in another Nuveen mutual fund that is available within California. You may exchange fund shares by calling (800) 621-7227 or by mailing your written request to Nuveen at the address listed under "How to Contact Nuveen."

You must have owned your fund shares for at least 15 days and your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. No CDSC will be assessed on an exchange, and the holding period of your investment will be carried over to the new fund for purposes of deter-mining any future CDSC. You may not exchange Class B shares for shares of a Nuveen money market fund.

Because an exchange is treated for tax purposes as the concurrent sale and purchase of fund shares, you should consult your tax adviser about the tax consequences of any contemplated exchange. Each fund reserves the right to limit or terminate exchange privileges if it believes doing so is in the best interests of fund shareholders.

RESTRICTIONS ON MARKET TIMING

The exchange privilege is not intended to permit you to use a fund for short-term trading. Excessive exchange activity may interfere with portfolio manage-ment, raise fund operating expenses or otherwise have an adverse effect on fund shareholders. In order to limit excessive exchange activity and in other circumstances where the funds' investment adviser believes doing so would be in the best interests of the fund, each fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. You will be notified in the event this happens to the extent required by law.

--------------------------------------------------------------------------------
OPTIONAL FEATURES AND SERVICES

SYSTEMATIC INVESTMENT

Once you have opened an account, you may make regular investments of $50 or more a month through automatic deductions from your bank account (see "Fund Direct--Electronic Funds Transfer" below), or directly from your paycheck. To invest regularly from your bank account, simply complete the appropriate section of the account application. To invest regularly from your paycheck, call Nuveen for a Payroll Direct Deposit Enrollment form. If you need addi-tional copies of these forms, or would like assistance completing them, contact your financial adviser or call Nuveen toll-free at (800) 621-7227.

One of the benefits of systematic investing is "dollar cost averaging." Because you are making fixed payments, you buy fewer shares when the price is high, and more when the price is low. As a result, the average price you pay will be less than the average share price of fund shares over this period. Dollar cost aver-aging does not assure profits or protect against losses in a steadily declining market. Since dollar cost averaging involves continuous investment regardless of fluctuating price levels, you should consider your financial ability to continue investing in declining as well as rising markets before deciding to invest in this way.


--------------------------------------------------------------------------------

Systematic investing may also make you eligible for reduced sales charges on shares of the fund as well as other Nuveen mutual funds (see "Other Sales Charge Discounts").

-------------------------------------------------------------------------------
THE POWER OF SYSTEMATIC INVESTING

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

                             (CHART APPEARS HERE)

                                  ACCOUNT VALUES FOR TOTAL RETURNS OF
                     AMOUNT      -------------------------------------
          YEAR      INVESTED      4.00%          5.00%          6.00%
          ----      --------     -------        -------        -------
            0       $ 2,874      $ 2,874        $ 2,874        $ 2,874
            5         8,622        9,861         10,203         10,561
           10        14,370       18,391         19,610         20,929
           15        20,118       28,807         31,681         34,913
           20        25,866       41,525         47,173         53,779

SYSTEMATIC WITHDRAWALS

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly or semi-annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Fund Direct--Electronic Funds Transfer" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concur-rent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

REINSTATEMENT PRIVILEGE

If you redeem fund shares on which you paid an initial sales charge or contin-gent deferred sales charge (CDSC), you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charge. You may only reinvest into the same class of shares you redeemed and will receive the share price next determined after Nuveen receives your rein-vestment request. You may exercise this privilege only once per redemption request.

If you paid a CDSC, your CDSC will be refunded and your holding period rein-stated. You should consult your tax adviser about the tax consequences of exercising your reinstatement privilege.

FUND DIRECT--ELECTRONIC FUNDS TRANSFER

You may arrange to transfer funds electronically between your bank account and your fund account by completing the appropriate section of the account appli-cation. If you need additional copies of this form, or would like assistance completing it, contact your financial adviser or call Nuveen at (800) 621-7227. You may use Fund Direct to quickly and conveniently purchase or sell shares by telephone, systematically invest or withdraw funds, or send dividend payments directly to your bank account.

If you have established electronic funds transfer privileges on your account, you may request that redemption proceeds of $1,000 or more be wired directly into your bank account. While you will generally receive your redemption proceeds more quickly than a regular telephone redemption, the fund may charge you a fee for this expedited service.


-------------------------------------------------------------------------------

 DIVIDENDS AND TAXES


--------------------------------------------------------------------------------
HOW THE FUNDS PAY DIVIDENDS

The funds pay tax-free dividends monthly and any taxable capital gains or other distributions once a year in December. The funds declare dividends on the ninth of each month and generally pay dividends or about on the first business day of the following month.

PAYMENT AND REINVESTMENT OPTIONS

The funds automatically reinvest your dividends each month in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. If you wish to do so, complete the appropriate section of the account application, contact your financial adviser or call Nuveen at (800) 621-7227.

CALCULATION OF FUND DIVIDENDS

Each fund pays dividends based upon its past and projected net income in order to distribute substantially all of its net income each fiscal year.

In order to maintain a more stable monthly dividend, each fund may sometimes distribute less or more than the amount of net income earned in a particular period as a result of fluctuations in a fund's net income. Undistributed net income is included in the fund's share price; similarly, distributions from previously undistributed net income reduce the fund's share price. This divi-dend policy is not expected to affect the management of a fund's portfolio.

Dividends for Class A, B, C and R shares are determined in the same manner and at the same time. Dividends per share will vary based on which class of fund shares you own, reflecting the different ongoing fees and other expenses of each class.

--------------------------------------------------------------------------------
TAXES AND TAX REPORTING

The discussion below and in the statement of additional information provides general tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of a specific fund investment.

Each fund primarily invests in municipal bonds from a specific state or in municipal bonds whose income is otherwise exempt from regular federal, state and local income taxes. Consequently, the regular monthly dividends you receive will be exempt from regular federal, state and, in some cases, local income taxes. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT).
Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of its investment income by state and the portion of its income that is subject to AMT. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name; Nuveen will send you this statement if you hold your shares in registered form.

The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

BUYING OR SELLING SHARES CLOSE TO A RECORD DATE

If you purchase fund shares shortly before the record date for a taxable divi-dend, the entire dividend you receive may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. This is commonly known as "buying a dividend." Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

TAX CONSEQUENCES OF PRIVATE ACTIVITY BONDS

Because each fund may invest in private activity bonds, the portion of your regular monthly dividends derived from the income earned on these bonds that would otherwise be tax-exempt will be treated as taxable income if:

 . you are subject to the AMT (including corporate shareholders);

 . you are a "substantial user" of a facility financed by these bonds; or

 . you are a "related person" of a substantial user.


--------------------------------------------------------------------------------

REDEEMING SHARES HELD LESS THAN SIX MONTHS

If you sell or exchange shares that you have owned for less than six months and you recognized a short-term capital loss when you redeemed your shares, the loss you can claim will be reduced by the amount of tax-free dividends paid to you on those shares. Any remaining short-term capital loss will be treated as long-term capital loss to the extent you also received capital gain dividends on those shares. You should consult your tax adviser for complete information about these rules. Please consider the tax consequences carefully when contemplating a redemption.

OTHER IMPORTANT TAX INFORMATION

In order to avoid corporate taxation of its earnings and to pay tax-free divi-dends, each fund must meet certain I.R.S. requirements that govern the fund's sources of income, diversification of assets and distribution of earnings to shareholders. Each fund has met these requirements in the past and intends to do so in the future. If a fund failed to do so, the fund would be required to pay corporate taxes on its earnings and all your distributions would be taxable as ordinary income.

A fund may be required to withhold 31% of certain of your dividends if you have not provided the fund with your correct taxpayer identification number (normally your social security number), or if you are otherwise subject to back-up withholding.

If you receive social security benefits, you should be aware that tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

If you borrow money to buy fund shares, you may not deduct the interest on that loan. Under I.R.S. rules, fund shares may be treated as having been bought with borrowed money even if the purchase cannot be traced directly to borrowed money.

-------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

-------------------------------------------------------------------------------
TAXABLE EQUIVALENT OF TAX-FREE YIELDS

                                       TAX-FREE YIELD
TAX RATE         4.00%               4.50%               5.00%               5.50%                6.00%
-------
    ----------------------------------------------------------------------------------------------------
 28.0%           5.56%               6.25%               6.94%                7.64%                8.33%
 31.0%           5.80%               6.52%               7.25%                7.97%                8.70%
 36.0%           6.25%               7.03%               7.81%                8.59%                9.37%
 39.6%           6.62%               7.45%               8.28%                9.11%                9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.


-------------------------------------------------------------------------------

 GENERAL INFORMATION


--------------------------------------------------------------------------------
HOW TO CONTACT NUVEEN

GENERAL INFORMATION

If you would like general information about Nuveen Mutual Funds or any other Nuveen product, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time.

PURCHASES, REDEMPTIONS AND OTHER TRANSACTIONS

If you are calling to purchase or redeem shares, request an exchange or conduct other account transactions, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time. If you are sending a written request to Nuveen, you should mail your request to the following address:

  Nuveen Mutual Funds
  c/o Shareholder Services Inc.
  P.O. Box 5330
  Denver, CO 80217-5330

When purchasing fund shares by mail, please be sure to include a check made out to the name of the Fund and mark clearly on your check which class of shares you are purchasing. If you do not specify which class of shares you are purchasing, Nuveen will assume you are buying Class A shares if you are opening a new account; if you are adding to an existing account, Nuveen will assume you wish to buy more shares of the class you already own.

--------------------------------------------------------------------------------
FUND SERVICE PROVIDERS

INVESTMENT ADVISER

Nuveen Advisory Corp. ("Nuveen Advisory") serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management. The activities of Nuveen Advisory, which also include managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services, are overseen by the funds' Board of Trustees. Established in 1976, Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated, which itself is approximately 78% owned by the St. Paul Companies, Inc. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

For providing these services, Nuveen Advisory is paid an annual management fee according to the following schedule:

--------------------------------------------------------------------------------
MANAGEMENT FEES

AVERAGE DAILY               MANAGEMENT
NET ASSET VALUE                FEE
--------------------------------------
For the first $125 million   0.5500%
For the next $125 million    0.5375%
For the next $250 million    0.5250%
For the next $500 million    0.5125%
For the next $1 billion      0.5000%
For assets over $2 billion   0.4750%

Nuveen will waive some or all of its fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the California Fund and the California Insured Fund do not exceed 0.75% and 0.975%, respectively, of average daily net assets. For more information about fees and expenses, see the fund operating expense tables in the Fund Summaries.

PORTFOLIO MANAGERS

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and portfolio managers of Nuveen Advisory and meets regularly to review economic conditions, the outlook for the financial markets in general and the status of the munic-ipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Steven J. Krupa is the portfolio manager for the California Fund and the Cali-fornia Insured Fund. Mr. Krupa has been a Vice President of Nuveen Advisory since 1990.

THE DISTRIBUTOR

John Nuveen and Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940.

The plan authorizes each fund to pay Nuveen an annual 0.20% service fee on the average daily net assets of Class A, B and C shares outstanding and annual distribution fees of 0.75% and 0.55%, respectively, on the average daily net assets of Class B and C shares outstanding. In order to help compensate Nuveen for the sales commission paid to financial


--------------------------------------------------------------------------------
advisers at the time of sale on sales of Class B and Class C shares, Nuveen retains the first year's service fee on sales of Class B shares and all Class B distribution fees; and retains the first year's service and distribution fees on sales of Class C shares. Otherwise, Nuveen pays these fees to the broker of record. The statement of additional informa-tion contains a detailed description of the plan and its provisions.

TRANSFER AGENT

Each fund has appointed a transfer agent which is responsible for distributing dividend payments and providing certain bookkeeping, data processing and other administrative services in connection with the maintenance of shareholder accounts. Shareholder Services, Inc., P.O. Box 5330, Denver, CO 80217-5330, currently serves as transfer agent for each fund.

-------------------------------------------------------------------------------
HOW THE FUNDS REPORT
PERFORMANCE

Each fund may quote its yield and total return in reports to shareholders, sales literature and advertisements. The funds may also compare their invest-ment results to various passive indices or other mutual funds with similar investment objectives. Comparative performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publications. See the statement of additional information for a more detailed discussion.

-------------------------------------------------------------------------------
HOW FUND SHARES ARE PRICED

The share price for each class of fund shares, also called its net asset value
(NAV), is calculated every business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time). The net asset value for a class of fund shares is computed by calculating the total value of the class' portion of the fund's portfolio investments and other assets, subtracting any liabilities or other debts, and dividing by the total number of its shares outstanding.

The prices of municipal bonds in each fund's investment portfolio are provided by a pricing service approved and supervised by the fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. When price quotes are readily available for a municipal bond, the price used is the average of the quoted bid and asked prices (or their yield equivalent).

-------------------------------------------------------------------------------

ORGANIZATION

The Trust is an open-end diversified investment company under the Investment Company Act of 1940, consisting of multiple funds. The shares of each fund are divided into classes. Each class of shares represents an interest in the same portfolio of investments and the shares of each class have equal rights as to voting, redemption, dividends and liquidation. However, each class bears different sales charges and service fees. B shares convert to A shares after 8 years. C shares purchased before February 1, 1997 convert to A shares six years after purchase, but only if you request conversion. You must submit your request to SSI no later than the last business day of the 71st month following the month in which you purchased your shares.

The funds are not required to and do not intend to hold annual meetings. Shareholders owning ten percent or more of a fund's outstanding shares may call a special meeting for any purpose, including to elect or remove trustees or to change fundamental policies.


-------------------------------------------------------------------------------

 APPENDIX


-------------------------------------------------------------------------------
SPECIAL STATE CONSIDERATIONS

Because the funds primarily purchase municipal bonds from California, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in the state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the state tax consequences of a specific fund invest-ment. See the statement of additional information for further information.

CALIFORNIA

California's economy, the largest in the nation, is undergoing a slow, steady growth following a recession from mid-1990 to late 1993 in which the construc-tion, manufacturing and financial services industries were adversely affected, job losses were severe, and substantial, broad-based revenue shortfalls affected both the state and local governments. The state's 1995 unemployment
rate was   % and average personal income was $20,406. California's general obligation bonds are rated A1 by Moody's and A+ by Standard and Poor's.

The taxing authority of California's governmental entities is limited due to the adoption of "Proposition 13" and other amendments to the California Constitution. Proposition 13, adopted by voters in 1978, limits to 1% of full cash value the rate of ad valorem property taxes on real property and gener-ally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Because the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition, the amount of tax on simi-larly situated properties varies widely. The state and local governments are also subject to annual "appropriations limits" imposed by Article XIIIB of the California Constitution, which limits the state and local governments from spending the proceeds of tax revenues, regulatory licenses, user charges or other fees beyond imposed appropriations limits which are adjusted annually to reflect changes in cost of living and population. Revenues in excess of the limitations are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions; the state must refund 50% of any excess, with the other 50% paid to schools and community colleges. A 1986 initiative statute called "Proposition 62" requires either a majority or 2/3 voter approval for any increase in general or special taxes. Court decisions had struck down most of Proposition 62, but the California Supreme Court upheld its constitutionality in September 1995. Many aspects of the decision, such as whether it applies retroactively, remain unclear, but its future effect will be to further limit the fiscal flexibility of many local govern-ments. The complex and ambiguous nature of the foregoing limitations makes it impossible to fully determine their impact on California Municipal Obligations or the ability of the state and local governments to pay debt service on Cali-fornia Municipal Obligations.

On November 5, 1996, California voters approved Proposition 218 which added Articles XIIIC and XIIID to the California Constitution, imposing certain vote requirements and other limitations on the imposition of new or increased and in some cases existing taxes, assessments and property-related fees and charges. Proposition 218 also extends the initiative power to include the reduction or repeal of any local taxes, assessments, fees and charges. This extension of the initiative power is not limited to taxes imposed on or after the effective date of Proposition 218, and could result in the retroactive repeal or reduction in any existing taxes, assessments, fees or charges. If such a repeal or reduction occurs in a particular California entity, the financial condition of that entity may be adversely impacted and rating down-grades and/or defaults may result. Additionally, the voter approval require-ment reduces the financial flexibility of local governments to deal with fiscal problems by limiting the ability to increase taxes, assessments, fees or charges. In some cases, this loss of flexibility may, and in fact has, been cited as the reason for rating downgrades. No assurances can be given that California entities will be able to raise taxes to meet future spending requirements. In addition, at this time it is not clear exactly how Proposi-tion 218 will be interpreted by a court.

California ended its 1994-95 fiscal year with a general fund surplus of approximately $590 million, reducing the accumulated budget deficit to approx-imately $1.14 billion. As a result of the improved revenues, the state's cash position has substantially recovered. Only $2 billion of cash flow borrowing was needed during 1995-96, and only about $3 billion is projected for 1996-97, with no external borrowing over the end of the fiscal year. The Governor's proposed budget for 1996-97 projects $47.1 billion of revenues and transfers, and $46.5 billion of expenditures, resulting in a budget reserve at June 30, 1997 of about $500 million. A number of issues related to the 1996-97 budget still have to be resolved, including the Governor's tax reduction proposals and his proposals for future health and welfare cuts.


-------------------------------------------------------------------------------

California's finances have improved since 1994 after its significant financial difficulties reduced its credit standing in the early 1990's. However, should the financial condition of California deteriorate again, its credit ratings could be further reduced, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected.

Tax Treatment.



The California Funds' regular monthly dividends will not be subject to Cali-fornia personal income taxes to the extent they are paid out of income earned on California municipal obligations or U.S. government securities. You will be subject to California personal income taxes, however, to the extent the Cali-fornia Funds distribute any taxable income or realized capital gains, or if you sell or exchange shares of the California Funds and realize capital gain on the transaction.

The treatment of corporate shareholders of the California Funds differs from that described above. Corporate shareholders should refer to the statement of additional information for more detailed information.

--------------------------------------------------------------------------------

                         Nuveen Family of Mutual Funds

           Nuveen's family of funds is designed to help you reach your finan-cial goals. The funds below are grouped by investment objectives.

           GROWTH AND INCOME FUNDS

           Growth and Income Stock Fund
           Balanced Stock and Bond Fund
           Balanced Municipal and Stock Fund

           TAX-FREE INCOME FUNDS

           National Funds/1/

           State Funds

           Alabama                        Michigan
           Arizona                        Missouri
           California/2/                  New Jersey/3/
           Colorado                       New Mexico
           Connecticut                    New York/2/
           Florida/3/                     North Carolina
           Georgia                        Ohio
           Kansas                         Pennsylvania
           Kentucky/4/                    South Carolina
           Louisiana                      Tennessee
           Maryland                       Virginia
           Massachusetts/2/               Wisconsin

           Notes
           1. Long-term, long-term insured, intermediate-term and limited-term portfolios.
           2. Long-term and long-term insured portfolios.
           3. Long-term and intermediate-term portfolios.
           4. Long-term and limited-term portfolios.


NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 621-7227

--------------------------------------------------------------------------------
PROSPECTUS

Nuveen Massachusetts Municipal Bond Fund
Nuveen Massachusetts Insured Municipal Bond Fund

--------------------------------
OVERVIEW

The funds listed above are part of the Nuveen Flagship Multistate Trust II, an open-end investment company. Each fund seeks to provide high double or triple tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds whose income is exempt from regular federal, state and, in some cases, local income taxes.

Each fund offers a set of flexible purchase options which permit you to purchase fund shares in the way that is best suited to your individual circum-stances and investment needs. For detailed information about these flexible purchase options, please refer to "How to Select a Purchase Option" later in this prospectus.

This prospectus contains important information you should know before invest-ing. Please read it carefully and keep it for future reference. You can find more detailed information about each fund in the statement of additional infor-mation which is part of this prospectus by reference. For a free copy, write to Nuveen or call (800) 621-7227.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER U.S. GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------
CONTENTS

OVERVIEW                                   1
FUND SUMMARIES AND FINANCIAL HIGHLIGHTS    2
FUND STRATEGIES
  Investment Objective                     6
  How the Funds Select Investments         6
  Risk Reduction Strategies                7
INVESTING IN THE FUNDS
  How to Buy Fund Shares                   8
  How to Select a Purchase Option          8
  How to Sell Fund Shares                 10
  Exchanging Shares                       11
  Optional Features and Services          11
DIVIDENDS AND TAXES
  How the Funds Pay Dividends             13
  Taxes and Tax Reporting                 13
  Taxable Equivalent Yields               14
GENERAL INFORMATION
  How to Contact Nuveen                   15
  Fund Service Providers                  15
  How the Funds Report Performance        16
  How Fund Shares are Priced              16
  Organization                            16
APPENDIX
  Special State Considerations            17

                                                               FEBRUARY 1, 1997

---------------------------------------------------------------------
Nuveen Massachusetts Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:  December 10, 1986
NET ASSETS: $80.9 million

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.10%             5.53%             4.69%             4.68%             5.69%
5 YEARS          6.32%             7.21%             6.43%             6.40%             7.44%
INCEPTION        5.85%             6.31%             5.68%             5.57%             6.56%

Class R total returns reflect actual performance for all periods; Class A and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B total returns reflect Class R performance for all periods, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.

--------------------------------------------------------------------------------
MATURITY (YEARS)

[BAR CHART APPEAR HERE:

Average Maturity                20.3
Average Modified Duration        5.9]
--------------------------------------------------------------------------------
CREDIT QUALITY

[PIE CHART APPEAR HERE:

AAA     (48%)
AA      (13%)
A       (23%)
BBB     (14%)
NR       (2%)]
--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

[PIE CHART APPEARS HERE:

Escrowed Bonds               (24%)
General Obligation Bonds     (22%)
Housing Facilities           (19%)
Health Care Facilities       (15%)
Educational Facilities       (14%)
Other                         (6%)]

                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A  CLASS B  CLASS C  CLASS R
------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                               4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                      --        --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    -- (1)    5%(2)    1%(3)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                 CLASS A  CLASS B  CLASS C  CLASS R
---------------------------------------------------
MANAGEMENT FEES   0.55%    0.55%    0.55%    0.55%
12b-1 FEES        0.20%    0.95%    0.75%     --
OTHER EXPENSES    0.21%    0.21%    0.21%    0.21%
---------------------------------------------------
  TOTAL (GROSS)   0.96%    1.71%    1.51%    0.76%
WAIVERS/
REIMBURSEMENTS   (0.01%)  (0.01%)  (0.01%)  (0.01%)
---------------------------------------------------
  TOTAL (NET)     0.95%    1.70%    1.50%    0.75%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 51                  $ 57                  $ 15                   $ 8
3 YEARS                 $ 71                  $ 85                  $ 47                   $24
5 YEARS                 $ 92                  $104                  $ 82                   $42
10 YEARS                $154                  $181                  $179                   $93

 Information as of 8/31/96          See Notes on Next Page
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


The financial highlights below are excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.
--------------------------------------------------------------------------------

 CLASS              INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION
 DATE)
                                                    Net Realized                       Distribu-
                                                    and Unreal-        Dividends         tions
  Year Ending       Beginning         Net            ized Gain          from Net         from          Ending
   February         Net Asset      Investment       (Loss) From        Investment       Capital       Net Asset
    28/29,            Value        Income(c)       Investments(a)        Income          Gains          Value
 -------------      ---------      ----------      --------------      ----------      ---------      ---------
CLASS A (9/94)
 1997(g)             $9.940          $.263            $ (.181)          $(.252)          $  --         $9.770
---------------------------------------------------------------------------------------------------------------
 1996                 9.560           .513               .388            (.521)             --          9.940
---------------------------------------------------------------------------------------------------------------
 1995(d)              9.540           .254               .025            (.259)             --          9.560
---------------------------------------------------------------------------------------------------------------
CLASS C (9/94)
 1997(g)              9.890           .223              (.177)           (.216)             --          9.720
---------------------------------------------------------------------------------------------------------------
 1996                 9.510           .437               .392            (.449)             --          9.890
---------------------------------------------------------------------------------------------------------------
 1995(d)              9.280           .188               .254            (.212)             --          9.510
---------------------------------------------------------------------------------------------------------------
CLASS R (12/86)
 1997(g)              9.910           .267              (.173)           (.264)             --          9.740
---------------------------------------------------------------------------------------------------------------
 1996                 9.540           .537               .378            (.545)             --          9.910
---------------------------------------------------------------------------------------------------------------
 1995                 9.940           .541              (.403)           (.538)             --          9.540
---------------------------------------------------------------------------------------------------------------
 1994                 9.910           .543               .038            (.541)          (.010)         9.940
---------------------------------------------------------------------------------------------------------------
 1993                 9.210           .563               .704            (.563)          (.004)         9.910
---------------------------------------------------------------------------------------------------------------
 1992(e)              9.130           .146               .077            (.143)             --          9.210
---------------------------------------------------------------------------------------------------------------
 1991(f)              8.760           .577               .375            (.582)             --          9.130
---------------------------------------------------------------------------------------------------------------
 1990(f)              8.900           .587              (.144)           (.583)             --          8.760
---------------------------------------------------------------------------------------------------------------
 1989(f)              8.600           .587               .300            (.587)             --          8.900
---------------------------------------------------------------------------------------------------------------
 1988(f)              8.250           .581               .350            (.581)             --          8.600
---------------------------------------------------------------------------------------------------------------
 1987(d)(f)           9.600           .577             (1.350)           (.577)             --          8.250
---------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
                                                                      Ratio of Net
                                                     Ratio of          Investment
  Year Ending                         Ending        Expenses to        Income to     Portfolio
   February            Total        Net Assets      Average Net         Average      Turnover
    28/29,           Return(b)      (millions)       Assets(c)       Net Assets(c)     Rate
 -------------       ---------      ----------      -----------      -------------   ---------
CLASS A (9/94)
 1997(g)                 .85%          $5.6            1.00%+              5.21%+         3%
----------------------------------------------------------------------------------------------
 1996                   9.62            4.3            1.00                5.21           6
----------------------------------------------------------------------------------------------
 1995(d)                3.05            1.1            1.00+               5.75+         17
----------------------------------------------------------------------------------------------
CLASS C (9/94)
 1997(g)                 .49             .8            1.75+               4.46+          3
----------------------------------------------------------------------------------------------
 1996                   8.87             .6            1.75                4.45           6
----------------------------------------------------------------------------------------------
 1995(d)                4.86             .1            1.75+               5.11+         17
----------------------------------------------------------------------------------------------
CLASS R (12/86)
 1997(g)                 .98           74.5             .75+               5.46+          3
----------------------------------------------------------------------------------------------
 1996                   9.80           76.8             .75                5.49           6
----------------------------------------------------------------------------------------------
 1995                   1.64           71.6             .75                5.77          17
----------------------------------------------------------------------------------------------
 1994                   5.96           71.9             .75                5.38           3
----------------------------------------------------------------------------------------------
 1993                  14.21           53.2             .75                5.91           5
----------------------------------------------------------------------------------------------
 1992(e)                2.44           34.5             .71+               6.31+          5
----------------------------------------------------------------------------------------------
 1991(f)               11.19           31.2             .75                6.39          19
----------------------------------------------------------------------------------------------
 1990(f)                5.21           20.8             .75                6.68          23
----------------------------------------------------------------------------------------------
 1989(f)               10.62           15.5             .75                6.64          31
----------------------------------------------------------------------------------------------
 1988(f)               11.56            9.5             .75                6.74          55
----------------------------------------------------------------------------------------------
 1987(d)(f)            (8.19)           5.7             .37+               6.47+         34
----------------------------------------------------------------------------------------------

+    Annualized.
(a)  Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
(d)  From commencement of class operations as noted.
(e)  For the three months ending February 29.
(f)  For the year ending November 30.
(g)  For the six months ending August 31, 1996.

--------------------------------------------------------------------------------
NOTES:

(1) Sales charge in effect February 1, 1997. The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the funds reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 1.00% to 0.95% and on Class C from 1.75% to 1.50%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. Nuveen Advisory will waive some or all of its fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund (through July 31, 1997) do not exceed 0.75% of average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

                                                               -----------------

--------------------------------------------------------------------------------
Nuveen Massachusetts Insured Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:     December 22, 1986
NET ASSETS:    $64.4 million

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           0.58%             4.98%             4.23%             4.12%             5.23%
5 YEARS          6.00%             6.89%             6.18%             6.11%             7.19%
INCEPTION        6.01%             6.47%             5.86%             5.76%             6.76%

Class R total returns reflect actual performance for all periods; Class A and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B total returns reflect Class R performance for all periods, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------
MATURITY (YEARS)

                           [BAR CHART APPEARS HERE]

Average Maturity              18.5

Average Modified Duration      6.2

--------------------------------------------------------------------------------
CREDIT QUALITY

                          [PIE CHART APPEARS HERE]

A           (3%)
AA          (1%)
AAA        (96%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

                          [PIE CHART APPEARS HERE]

General Obligation Bonds          (39%)
Escrowed Bonds                    (20%)
Health Care Facilities            (17%)
Educational Facilities            (16%)
Electric Utilities                 (3%)
Other                              (5%)


                              EXPENSE INFORMATION


SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A  CLASS B  CLASS C  CLASS R
------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                               4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                      --        --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    -- (1)     5%(2)    1%(3)    --
------------------------------------------------------------------------------------------

OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                 CLASS A CLASS B CLASS C CLASS R
------------------------------------------------
MANAGEMENT FEES   0.55%   0.55%   0.55%   0.55%
12b-1 FEES        0.20%   0.95%   0.75%    --

OTHER             0.23%   0.23%   0.23%   0.23%
------------------------------------------------
  TOTAL (GROSS)   0.98%   1.73%   1.53%   0.78%
WAIVERS/
REIMBURSEMENTS     --      --      --      --
------------------------------------------------
  TOTAL (NET)     0.98%   1.73%   1.53%   0.78%

SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING
PERIOD    CLASS A CLASS B CLASS C CLASS R
-----------------------------------------
1 YEAR     $ 52    $ 57    $ 16     $ 8
3 YEARS    $ 72    $ 86    $ 48     $25
5 YEARS    $ 94    $105    $ 83     $43
10 YEARS   $157    $184    $182     $97


 Information as of 8/31/96                See Notes on Next Page

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

--------------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION
 DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
 February 28/29,     Value   Income(c)  Investments(a)   Income     Gains     Value
 ---------------   --------- ---------- -------------- ---------- --------- ---------
 CLASS A (9/94)
 1997 (e)          $10.490   $.261        $(.243)      $(.258)    $  --     $10.250
---------------------------------------------------------------------------------------------
 1996               10.060    .512          .433        (.515)       --      10.490
---------------------------------------------------------------------------------------------
 1995 (d)           10.030    .249          .039        (.258)       --      10.060
---------------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997 (e)           10.470    .223         (.254)       (.219)       --      10.220
---------------------------------------------------------------------------------------------
 1996               10.040    .434          .435        (.439)       --      10.470
---------------------------------------------------------------------------------------------
 1995 (d)            9.910    .202          .137        (.209)       --      10.040
---------------------------------------------------------------------------------------------
 CLASS R (12/86)
 1997 (e)           10.500    .270         (.250)       (.270)       --      10.250
---------------------------------------------------------------------------------------------
 1996               10.060    .538          .445        (.543)       --      10.500
---------------------------------------------------------------------------------------------
 1995               10.450    .545         (.386)       (.549)       --      10.060
---------------------------------------------------------------------------------------------
 1994               10.440    .537          --          (.527)       --      10.450
---------------------------------------------------------------------------------------------
 1993                9.650    .551          .784        (.545)       --      10.440
---------------------------------------------------------------------------------------------
 1992                9.360    .570          .301        (.581)       --       9.650
---------------------------------------------------------------------------------------------
 1991                9.140    .568          .219        (.567)       --       9.360
---------------------------------------------------------------------------------------------
 1990                8.960    .571          .178        (.569)       --       9.140
---------------------------------------------------------------------------------------------
 1989                9.030    .576         (.070)       (.576)       --       8.960
---------------------------------------------------------------------------------------------
 1988                9.540    .582         (.510)       (.582)       --       9.030
---------------------------------------------------------------------------------------------
 1987 (d)            9.600    .131         (.060)       (.131)       --       9.540
---------------------------------------------------------------------------------------------

 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION
 DATE)
                                                    Ratio of Net
                                          Ratio of   Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
 February 28/29,   Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (9/94)
 1997 (e)            .20%    $ 6.4      1.03%+      4.99%+         1%
---------------------------------------------------------------------------------------------
 1996               9.59       5.3      1.07        4.94           1
---------------------------------------------------------------------------------------------
 1995 (d)           2.99       2.0      1.15+       5.34+         10
---------------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997 (e)           (.28)       .8      1.78+       4.25+          1
---------------------------------------------------------------------------------------------
 1996               8.80        .7      1.81        4.20           1
---------------------------------------------------------------------------------------------
 1995 (d)           3.52        .3      1.90+       4.58+         10
---------------------------------------------------------------------------------------------
 CLASS R (12/86)
 1997 (e)            .22      57.2       .78+       5.24+          1
---------------------------------------------------------------------------------------------
 1996               9.99      60.1       .81        5.21           1
---------------------------------------------------------------------------------------------
 1995               1.77      57.1       .79        5.54          10
---------------------------------------------------------------------------------------------
 1994               5.22      58.3       .84        5.09           3
---------------------------------------------------------------------------------------------
 1993              14.28      47.1       .86        5.47           2
---------------------------------------------------------------------------------------------
 1992               9.57      28.2       .72        5.93           5
---------------------------------------------------------------------------------------------
 1991               8.95      15.6       .85        6.19           6
---------------------------------------------------------------------------------------------
 1990               8.52       8.6       .97        6.17          15
---------------------------------------------------------------------------------------------
 1989               5.84       5.4       .97        6.44          41
---------------------------------------------------------------------------------------------
 1988               1.14       4.9       .59        6.53          42
---------------------------------------------------------------------------------------------
 1987 (d)            .75       2.3        --        5.82+         --
---------------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the six months ending August 31, 1996.

--------------------------------------------------------------------------------
NOTES:

(1) Sales charge in effect February 1, 1997. The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the funds reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 1.03% to 0.98% and on Class C from 1.78% to 1.53%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. Nuveen Advisory has agreed to waive some or all of its fees or reimburse expenses to prevent total operating expenses (not counting distribution and service fees) from exceeding 0.975% of the fund's average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

--------------------------------------------------------------------------------

 FUND STRATEGIES


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective of each fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. There is no assurance that the funds will achieve their investment objective.

INVESTOR SUITABILITY

The funds are a suitable investment for tax-conscious investors seeking to:

 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital over time;

 .  Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

The funds are not a suitable investment for individuals seeking to:

 . Pursue an aggressive, high-growth investment strategy;

 . Invest through an IRA or 401k plan;
 . Avoid fluctuations in share price.

--------------------------------------------------------------------------------
HOW THE FUNDS SELECT
INVESTMENTS

TAX-FREE MUNICIPAL BONDS

The funds invest primarily in municipal bonds from a specific state that pay interest that is exempt from regular federal, state and, in some cases, local income taxes. Income from these bonds may be subject to the federal alternative minimum tax.

Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial develop-ment and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source.

The Massachusetts Insured Fund primarily purchases insured municipal bonds. See "Insurance" below. Under normal market conditions, the Massachusetts Insured Fund will invest at least 65% of its assets in insured municipal bonds.

FOCUS ON QUALITY MUNICIPAL BONDS

The funds focus on quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent ratings agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam) which are exempt from regular federal, state, and local income taxes. The Massachusetts Funds may not invest more than 20% of their net assets in these territorial municipal bonds. The Massachusetts Insured Fund will invest at least 80% of its net assets in insured municipal bonds or municipal bonds backed by an escrow or trust account that contains sufficient U.S. government-backed securities to assure timely payment of interest and principal.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase leases where the issuer has a strong incentive to continue making appropriations until maturity.

Bond ratings are furnished by Standard & Poor's Corporation, Fitch Investors Services, and Moody's Investors Services. The ratings BBB and Baa are not iden-tical--S&P and Fitch consider bonds rated BBB to have adequate capacity to pay principal and interest; Moody's considers bonds rated Baa to have some specula-tive characteristics. Bond ratings represent the opinions of the ratings agen-cies; they are not absolute standards of quality.

VALUE INVESTING STRATEGY

The funds' investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return potential. The adviser emphasizes fundamental research and selects municipal bonds on the basis of its evaluation of each bond's relative value in terms of current yield, price, credit quality and future prospects. The adviser then monitors each fund's portfolio to assure that municipal bonds purchased continue to represent over time, in its opinion, the best values available.

PORTFOLIO MATURITY

Each fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an invest-ment portfolio with an overall weighted average maturity within a defined range. All of the funds described in this prospectus are long-term funds and normally maintain a weighted average portfolio maturity of 15 to 30 years. See "Defensive Investment Strategies" below for further information.



--------------------------------------------------------------------------------
6

INSURANCE

Insured municipal bonds are purchased primarily by the Massachusetts Insured Fund. Insured municipal bonds are either covered by individual, permanent insurance policies (obtained either at the time of issuance or subsequently), or covered "while in fund" under a master portfolio insurance policy purchased by a fund. Insurance guarantees only the timely payment of interest and prin-cipal on the bonds; it does not guarantee the value of either individual bonds or fund shares.

Portfolio insurance policies are effective only so long as the fund continues to own the covered bond, and the price the fund would receive upon sale of such a bond would not benefit from the insurance. Insurers under master portfolio insurance policies currently include MBIA Insurance Corp., AMBAC Indemnity Corp., Financial Security Assurance, Inc., and Financial Guaranty Insurance Co. The fund's investment adviser may obtain master policies from other insurers, but only from insurers that specialize in insuring municipal bonds and whose claims-paying ability is rated Aaa or AAA by Moody's or S&P. Insurers are responsible for making their own assessment of the insurability of a municipal bond.

An insured fund can invest up to 20% of its net assets in uninsured municipal bonds which are backed by an escrow containing sufficient U.S. Government or U.S. Government agency securities to ensure timely payment of principal and interest. Such bonds are normally regarded as having the credit characteristics of the underlying U.S. Government-backed securities.

PORTFOLIO TURNOVER

A fund buys and sells portfolio securities in the normal course of its invest-ment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities and reduce market risk.

DELAYED DELIVERY TRANSACTIONS

Each fund may buy or sell bonds on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. This type of transaction may involve an element of risk because no interest accrues on the bonds prior to settlement and, since securi-ties are subject to market fluctuation, the value of the bonds at time of delivery may be less (or more) than cost.

--------------------------------------------------------------------------------
RISK REDUCTION STRATEGIES

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meet its obligation to make interest and principal payments. In general, lower rated municipal bonds are perceived to carry a greater degree of risk in the issuer's ability to make interest and principal payments. Municipal bonds with longer maturities (dura-tions) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respec-tively.

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. As non-diversified funds, the Massachusetts and Massachusetts Insured Funds generally are subject to greater share price fluctuations due to these changes than other funds which are diversified.

The funds limit your investment risk generally by restricting the types and maturities of municipal bonds they purchase, and by diversifying their invest-ment portfolios across different industry sectors. The funds should be consid-ered long-term investments and may not be suitable for investors with short-term investment horizons.

INVESTMENT LIMITATIONS

The funds have adopted certain investment limitations (based on total fund assets) designed to limit your investment risk and maintain portfolio diversi-fication. Each fund may not have more than:

 . 25% in any one industry sector, such as electric utilities or health care;

 . 10% in borrowings (33% if used to meet redemptions).

DEFENSIVE INVESTMENT STRATEGIES

Each fund may invest in high quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, each fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the funds may invest up to 100% as a temporary defensive measure in response to adverse market conditions. During


--------------------------------------------------------------------------------
temporary defensive periods, the weighted average maturity of a fund's invest-ment portfolio may fall below the defined range described above under "Port-folio Maturity."

If suitable short-term municipal investments are not reasonably available, the funds may invest in short-term taxable securities that are rated Aaa or AAA, by Moody's or S&P, respectively, or issued by the U.S. government, and that have a maturity of one year or less or have a variable interest rate.

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strate-gies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

FUNDAMENTAL INVESTMENT POLICIES

Each fund's investment objective as well as the policies described above in "Focus on Quality Municipal Bonds," "Insurance," and "Risk Reduction Strate-gies" are fundamental and may not be changed without the approval of a majority of the shareholders of each fund.
 INVESTING IN THE FUNDS


-------------------------------------------------------------------------------
HOW TO BUY FUND SHARES

You may open an account with $3,000 and make additional investments at any time with as little as $50. Reinvestment of Nuveen unit trust distributions have no purchase minimums. The share price you pay will depend on when Nuveen receives your order: orders received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will receive that day's share price; otherwise you will receive the next business day's share price.

BUYING SHARES THROUGH A FINANCIAL ADVISER

You may buy fund shares through your financial adviser, who can handle all the details for you, including establishing an account with Nuveen. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments, and monitor and review your portfolio on an ongoing basis to assure your investments continue to meet your needs as circumstances change.

Financial advisers are usually paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing invest-ment advice and services.

If you do not have a financial adviser, call (800) 621-7227 and Nuveen can refer you to one in your area.

BUYING SHARES BY MAIL

You may also open an account and purchase shares by mail by completing the enclosed Nuveen application and mailing it along with your check (payable to the appropriate fund) to the address listed under "How to Contact Nuveen." Sales charges are not waived when you buy shares by mail.

Each fund reserves the right to reject any purchase order and waive or increase minimum investment requirements. The funds also reserve the right to suspend the issuance of shares at any time; any suspension, however, will not affect your ability to redeem shares.

-------------------------------------------------------------------------------
HOW TO SELECT A PURCHASE
OPTION

The funds offer you a variety of flexible options when buying shares. Whether you typically work with a financial adviser on a commission or a fee basis or


-------------------------------------------------------------------------------
prefer to work on a more self-directed basis, you can purchase shares in the way that is most suited to your individual circumstances and investment needs. Each of the four available ways to purchase fund shares is called a class of shares: Class A, Class B, Class C and Class R. While each of these classes features different sales charges, on-going fees and eligibility requirements, each entitles you to a share of the same portfolio of municipal bonds.

Selecting the class of shares which is most appropriate for you will depend on a variety of factors. You should weigh carefully whether you and your financial adviser work on a commission or fee basis, the types of services that you will receive, the amount you intend to buy, how long you plan to own your investment and whether or not you will reinvest dividends. If you compensate your finan-cial adviser directly, you should consider the fees your financial adviser charges for investment advice or handling your trades in addition to any sales charges and fees imposed by the funds. Please refer to your financial adviser's sales material for further information. Each class of shares is described in more detail below and under "Fund Service Providers--The Distributor." Your financial adviser can explain each option and help you determine which is most appropriate for you, or you can call (800) 621-7227.

BUYING CLASS A SHARES

You may buy Class A shares at their public offering price on the day of purchase. The price you pay will equal the Class A NAV (net asset value) plus a sales charge based upon the amount of your purchase. Class A shares also bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service.

The following Class A sales charges and commissions apply to all funds described in this prospectus:

--------------------------------------------------------------------------------
CLASS A SALES CHARGES AND COMMISSIONS

                                                                       AUTHORIZED DEALER
                                       SALES CHARGE                       COMMISSION
                           -------------------------------------       -----------------
                           AS % OF                                          AS % OF
                            PUBLIC               AS % OF                    PUBLIC
                           OFFERING              YOUR NET                  OFFERING
  PURCHASE AMOUNT            PRICE              INVESTMENT                   PRICE
----------------------------------------------------------------------------------------
      Up to $50,000          4.20%                 4.38%                     3.70%
    $50,000-100,000          4.00                  4.18                      3.50
   $100,000-250,000          3.50                  3.63                      3.00
   $250,000-500,000          2.50                  2.56                      2.00
 $500,000-1,000,000          2.00                  2.04                      1.50
$1,000,000 and over           --(1)                 --                        --(1)

(1) Nuveen pays authorized dealers a commission equal to the sum of 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount over $5 million. Unless the authorized dealer waived the commission, you may be assessed a contingent deferred sales charge (CDSC) of 1% if you redeem any of your shares within 18 months of purchase. The CDSC is calcu-lated on the lower of your purchase price or redemption proceeds.

Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connec-tion with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of adver-tising that features the products and services of both parties. The statement of additional information contains further information about these programs.

--------------------------------------------------------------------------------
OTHER SALES CHARGE DISCOUNTS

Nuveen offers a number of programs that enable you to reduce or eliminate the sales charge on Class A shares:

Sales Charge Reductions      Sales Charge Waivers

 . Rights of Accumulation     . Unit Trust Reinvestment

 . Letter of Intent (LOI)     . Purchases using Redemptions from Unrelated Funds

 . Group Purchase             . Fee-Based Programs

                             . Bank Trust Departments

                             . Certain Employees of Nuveen or Authorized Dealers

Please refer to the statement of additional information for detailed descrip-tions of these programs. Further information on these programs is also avail-able through your financial adviser or by calling (800) 621-7227. Your finan-cial adviser can also provide and help you prepare the necessary application forms. You or your financial adviser are responsible for notifying Nuveen about your eligibility for any sales charge reduction or waiver at the time of each purchase.

The funds may modify or discontinue these programs at any time upon written notice to shareholders.

BUYING CLASS B SHARES

You may buy Class B shares at their public offering price on the day of purchase. The price you pay will equal the Class B NAV. There is no initial sales charge, but Class B shares bear a 0.20% annual service fee which compen-sates your financial adviser for providing you with ongoing service, and a 0.75% annual distribution fee which compensates Nuveen for paying your finan-cial adviser a 4% commission at the time of purchase.


--------------------------------------------------------------------------------

Class B shares convert automatically to Class A shares eight years after purchase. Class B shares will convert only if the fund is assured that the conversion does not generate tax consequences for investors, based upon the opinion of outside counsel or the written assurance of the IRS.

-------------------------------------------------------------------------------
CLASS B CONTINGENT DEFERRED SALES CHARGE

If you redeem Class B shares within six years of purchase, you will be assessed a contingent deferred sales charge (CDSC) based upon the following schedule:

  DURING YEAR
      ---------------------------
       1   2   3   4   5   6  7+
      --- --- --- --- --- --- ---
CDSC  5%  4%  4%  3%  2%  1%  0%

The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS C SHARES

You may buy Class C shares at their public offering price on the day of purchase. The price you pay will equal the Class C NAV. There is no initial sales charge, Class C shares bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service, and a 0.55% annual distribution fee which compensates Nuveen for paying your financial adviser for the sale, including a 1% commission at the time of sale.

If you redeem your Class C shares within one year of purchase, you may be assessed a CDSC of 1%. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS R SHARES

You may purchase Class R shares at their public offering price on the day of purchase. The price you pay will equal the Class R NAV. You may purchase Class R shares only if you are investing at least $1 million or would otherwise qualify to purchase Class A shares without a sales charge as described under "Other Sales Charge Discounts" above. There are no sales charges or ongoing fees. Class R Shares have lower ongoing expenses than Class A Shares.

-------------------------------------------------------------------------------
HOW TO SELL FUND SHARES

You may use one of the methods described below to redeem your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your redemption request in good order. Your redemption request must be received before the close of trading of the New York Stock Exchange (normally 4 p.m. Eastern time) for you to receive that day's price. The funds do not charge any redemption fees, although you will be assessed a CDSC where applicable.

SELLING SHARES THROUGH YOUR FINANCIAL ADVISER

You may sell fund shares by contacting your financial adviser who can provide and help you prepare all the necessary documentation. Your financial adviser may charge you for this service.

SELLING SHARES BY TELEPHONE

Unless you have declined telephone redemption privileges, you may sell fund shares by calling (800) 621-7227. Your redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder on record and mailed to the address on record. If you have established electronic funds transfer privileges on your account, you may have redemption proceeds transferred electronically to your bank account; if you are redeeming $1,000 or more, you may expedite your request by having your redemption proceeds wired directly into your bank account.

Nuveen and Shareholder Services, Inc. ("SSI") will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

SELLING SHARES BY MAIL

You may sell fund shares by mail by sending a written request to Nuveen at the address listed below under "How to Contact Nuveen." Your request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;

 . The signature of each owner exactly as it appears on the account;

 . The name of the person you want your redemption proceeds paid to, if other than to the shareholder of record;

 . The address you want your redemption proceeds sent to, if other than to the address of record;

 . Any certificates you have for the shares; and

 . Any required signature guarantees.

Signatures must be guaranteed if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder on record, or you want the check sent to another address (or the address on record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the fund. A notary public cannot provide a signature guarantee.



-------------------------------------------------------------------------------

Unless other arrangements are made, checks will be sent to your address on record. Checks will normally be mailed within one business day, but in no event more than seven days from receipt of your redemption request. If any shares were purchased less than 15 days prior to your request, the fund will not mail your redemption proceeds until the check for your purchase has cleared, which may take up to 15 days.

Each fund may suspend redemptions or delay payment on redemptions for more than seven days (three days for street name accounts) in certain extraordinary circumstances as described in the statement of additional information.

OPERATION OF THE CDSC

When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC or that represent an increase in the value of your fund account due to capital appre-ciation, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

ACCOUNT MINIMUMS

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active unit trust reinvestment account. You will not be assessed a CDSC on an invol-untary redemption.

-------------------------------------------------------------------------------
EXCHANGING SHARES

You may exchange fund shares at any time for the same class of shares in another Nuveen mutual fund that is available within your state. You may exchange fund shares by calling (800) 621-7227 or by mailing your written request to Nuveen at the address listed under "How to Contact Nuveen."

You must have owned your fund shares for at least 15 days and your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. No CDSC will be assessed on an exchange, and the holding period of your investment will be carried over to the new fund for purposes of deter-mining any future CDSC. You may not exchange Class B shares for shares of a Nuveen money market fund.

Because an exchange is treated for tax purposes as the concurrent sale and purchase of fund shares, you should consult your tax adviser about the tax consequences of any contemplated exchange. Each fund reserves the right to limit or terminate exchange privileges if it believes doing so is in the best interests of fund shareholders.

RESTRICTIONS ON MARKET TIMING

The exchange privilege is not intended to permit you to use a fund for short-term trading. Excessive exchange activity may interfere with portfolio manage-ment, raise fund operating expenses or otherwise have an adverse effect on fund shareholders. In order to limit excessive exchange activity and in other circumstances where the funds' investment adviser believes doing so would be in the best interests of the fund, each fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. You will be notified in the event this happens to the extent required by law.

-------------------------------------------------------------------------------
OPTIONAL FEATURES AND SERVICES

SYSTEMATIC INVESTMENT

Once you have opened an account, you may make regular investments of $50 or more a month through automatic deductions from your bank account (see "Fund Direct--Electronic Funds Transfer" below), or directly from your paycheck. To invest regularly from your bank account, simply complete the appropriate section of the account application. To invest regularly from your paycheck, call Nuveen for a Payroll Direct Deposit Enrollment form. If you need addi-tional copies of these forms, or would like assistance completing them, contact your financial adviser or call Nuveen toll-free at (800) 621-7227.

One of the benefits of systematic investing is "dollar cost averaging." Because you are making fixed payments, you buy fewer shares when the price is high, and more when the price is low. As a result, the average price you pay will be less than the average share price of fund shares over this period. Dollar cost averaging does not assure profits or protect against losses in a steadily declining market. Since dollar cost averaging involves continuous investment regardless of fluctuating price levels, you should consider your financial ability to continue investing in declining as well as rising markets before deciding to invest in this way.

Systematic investing may also make you eligible for reduced sales charges on shares of the fund as well as other Nuveen mutual funds (see "Other Sales Charge Discounts").


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
THE POWER OF SYSTEMATIC INVESTING

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.


                             [CHART APPEARS HERE]

                                  ACCOUNT VALUES FOR TOTAL RETURNS OF
                  AMOUNT         -------------------------------------
     YEAR        INVESTED         4.00%          5.00%          6.00%
     ----        --------        -------        -------        -------
       0         $ 2,874         $ 2,874        $ 2,874        $ 2,874
       5           8,622           9,861         10,203         10,561
      10          14,370          18,391         19,610         20,929
      15          20,118          28,807         31,681         34,913
      20          25,866          41,525         47,173         53,779

SYSTEMATIC WITHDRAWALS

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly or semi-annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Fund Direct--Electronic Funds Transfer" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concur-rent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

REINSTATEMENT PRIVILEGE

If you redeem fund shares on which you paid an initial sales charge or contin-gent deferred sales charge (CDSC), you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charge. You may only reinvest into the same class of shares you redeemed and will receive the share price next determined after Nuveen receives your rein-vestment request. You may exercise this privilege only once per redemption request.

If you paid a CDSC, your CDSC will be refunded and your holding period rein-stated. You should consult your tax adviser about the tax consequences of exercising your reinstatement privilege.

FUND DIRECT--ELECTRONIC FUNDS TRANSFER

You may arrange to transfer funds electronically between your bank account and your fund account by completing the appropriate section of the account appli-cation. If you need additional copies of this form, or would like assistance completing it, contact your financial adviser or Nuveen at (800) 621-7227. You may use Fund Direct to quickly and conveniently purchase or sell shares by telephone, systematically invest or withdraw funds, or send dividend payments directly to your bank account.

If you have established electronic funds transfer privileges on your account, you may request that redemption proceeds of $1,000 or more be wired directly into your bank account. While you will generally receive your redemption proceeds more quickly than a regular telephone redemption, the fund may charge you a fee for this expedited service.


-------------------------------------------------------------------------------

 DIVIDENDS AND TAXES


--------------------------------------------------------------------------------
HOW THE FUNDS PAY DIVIDENDS

The funds pay tax-free dividends monthly and any taxable capital gains or other distributions once a year in December. The funds declare dividends on or about the ninth of each month and generally pay dividends on the first business day of the following month.

PAYMENT AND REINVESTMENT OPTIONS

The funds automatically reinvest your dividends each month in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. If you wish to do so, complete the appropriate section of the account application, contact your financial adviser or call Nuveen at (800) 621-7227.

CALCULATION OF FUND DIVIDENDS

Each fund pays dividends based upon its past and projected net income in order to distribute substantially all of its net income each fiscal year.

In order to maintain a more stable monthly dividend, each fund may sometimes distribute less or more than the amount of net income earned in a particular period as a result of fluctuations in a fund's net income. Undistributed net income is included in the fund's share price; similarly, distributions from previously undistributed net income reduce the fund's share price. This divi-dend policy is not expected to affect the management of a fund's portfolio.

Dividends for Class A, B, C and R shares are determined in the same manner and at the same time. Dividends per share will vary based on which class of fund shares you own, reflecting the different ongoing fees and other expenses of each class.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TAXES AND TAX REPORTING

The discussion below and in the statement of additional information provides general tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of a specific fund investment.

Each fund primarily invests in municipal bonds from a specific state or in municipal bonds whose income is otherwise exempt from regular federal, state and local income taxes. Consequently, the regular monthly dividends you receive will be exempt from regular federal, state and, in some cases, local income taxes. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of its investment income by state and the portion of its income that is subject to AMT. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name; Nuveen will send you this statement if you hold your shares in registered form.

The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

BUYING OR SELLING SHARES CLOSE TO A RECORD DATE

If you purchase fund shares shortly before the record date for a taxable divi-dend, the entire dividend you receive may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. This is commonly known as "buying a dividend." Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

TAX CONSEQUENCES OF PRIVATE ACTIVITY BONDS

Because each fund may invest in private activity bonds, the portion of your regular monthly dividends derived from the income earned on these bonds that would otherwise be tax-exempt will be treated as taxable income if:

 . you are subject to the AMT (including corporate shareholders);

 . you are a "substantial user" of a facility financed by these bonds; or

 . you are a "related person" of a substantial user.



--------------------------------------------------------------------------------

REDEEMING SHARES HELD LESS THAN SIX MONTHS

If you sell or exchange shares that you have owned for less than six months and you recognized a short-term capital loss when you redeemed your shares, the loss you can claim will be reduced by the amount of tax-free dividends paid to you on those shares. Any remaining short-term capital loss will be treated as long-term capital loss to the extent you also received capital gain dividends on those shares. You should consult your tax adviser for complete information about these rules. Please consider the tax consequences carefully when contemplating a redemption.

OTHER IMPORTANT TAX INFORMATION

In order to avoid corporate taxation of its earnings and to pay tax-free divi-dends, each fund must meet certain I.R.S. requirements that govern the fund's sources of income, diversification of assets and distribution of earnings to shareholders. Each fund has met these requirements in the past and intends to do so in the future. If a fund failed to do so, the fund would be required to pay corporate taxes on its earnings and all your distributions would be taxable as ordinary income.

A fund may be required to withhold 31% of certain of your dividends if you have not provided the fund with your correct taxpayer identification number (normally your social security number), or if you are otherwise subject to back-up withholding.

If you receive social security benefits, you should be aware that tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

If you borrow money to buy fund shares, you may not deduct the interest on that loan. Under I.R.S. rules, fund shares may be treated as having been bought with borrowed money even if the purchase cannot be traced directly to borrowed money.

-------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

-------------------------------------------------------------------------------
TAXABLE EQUIVALENT OF TAX-FREE YIELDS


                                      TAX-FREE YIELD

TAX RATE         4.00%               4.50%               5.00%               5.50%               6.00%
-------
    --------------------------------------------------------------------------------------------------
 28.0%           5.56%               6.25%               6.94%               7.64%               8.33%
 31.0%           5.80%               6.52%               7.25%               7.97%               8.70%
 36.0%           6.25%               7.03%               7.81%               8.59%               9.37%
 39.6%           6.62%               7.45%               8.28%               9.11%               9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.


-------------------------------------------------------------------------------

GENERAL INFORMATION


--------------------------------------------------------------------------------
HOW TO CONTACT NUVEEN

GENERAL INFORMATION

If you would like general information about Nuveen Mutual Funds or any other Nuveen product, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time.

PURCHASES, REDEMPTIONS AND OTHER TRANSACTIONS

If you are calling to purchase or redeem shares, request an exchange or conduct other account transactions, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time. If you are sending a written request to Nuveen, you should mail your request to the following address:

  Nuveen Mutual Funds
  c/o Shareholder Services Inc.
  P.O. Box 5330
  Denver, CO 80217-5330

When purchasing fund shares by mail, please be sure to include a check made out to the name of the Fund and mark clearly on your check which class of shares you are purchasing. If you do not specify which class of shares you are purchasing, Nuveen will assume you are buying Class A shares if you are opening a new account; if you are adding to an existing account, Nuveen will assume you wish to buy more shares of the class you already own.

--------------------------------------------------------------------------------
FUND SERVICE PROVIDERS

INVESTMENT ADVISER

Nuveen Advisory Corp. ("Nuveen Advisory") serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management. The activities of Nuveen Advisory, which also include managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services, are overseen by the funds' Board of Trustees. Established in 1976, Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated, which itself is approximately 78% owned by the St. Paul Companies, Inc. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

For providing these services, Nuveen Advisory is paid an annual management fee according to the following schedule:

MANAGEMENT FEES

AVERAGE DAILY               MANAGEMENT
NET ASSET VALUE                FEE
--------------------------------------
For the first $125 million   0.5500%
For the next $125 million    0.5375%
For the next $250 million    0.5250%
For the next $500 million    0.5125%
For the next $1 billion      0.5000%
For assets over $2 billion   0.4750%

Nuveen will waive some or all of its fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the Massachusetts Fund and the Massachusetts Insured Fund do not exceed 0.75% and 0.975%, respectively, of average daily net assets. For more information about fees and expenses, see the fund operating expense tables in the Fund Summaries.

PORTFOLIO MANAGERS

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and portfolio managers of Nuveen Advisory and meets regularly to review economic conditions, the outlook for the financial markets in general and the status of the munic-ipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Stephen S. Peterson is an Assistant Vice President of Nuveen Advisory and the portfolio manager for the Massachusetts Fund and the Massachusetts Insured Fund. Mr. Peterson has managed the funds since May 1993 and joined Nuveen Advi-sory in October 1991.

THE DISTRIBUTOR

John Nuveen and Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940.

The plan authorizes each fund to pay Nuveen an annual 0.20% service fee on the average daily net assets of Class A, B and C shares outstanding and


--------------------------------------------------------------------------------
annual distribution fees of 0.75% and 0.55%, respectively, on the average daily net assets of Class B and C shares outstanding. In order to help compen-sate Nuveen for the sales commission paid to financial advisers at the time of sale on sales of Class B and Class C shares, Nuveen retains the first year's service fee on sales of Class B shares and all Class B distribution fees; and retains the first year's service and distribution fees on sales of Class C shares. Otherwise, Nuveen pays these fees to the broker of the record. The statement of additional information contains a detailed description of the plan and its provisions.

TRANSFER AGENT

Each fund has appointed a transfer agent which is responsible for distributing dividend payments and providing certain bookkeeping, data processing and other administrative services in connection with the maintenance of shareholder accounts. Shareholder Services, Inc., P.O. Box 5330, Denver, CO 80217-5330, currently serves as transfer agent for each fund.

-------------------------------------------------------------------------------
HOW THE FUNDS REPORT
PERFORMANCE

Each fund may quote its yield and total return in reports to shareholders, sales literature and advertisements. The funds may also compare their invest-ment results to various passive indices or other mutual funds with similar investment objectives. Comparative performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publications. See the statement of additional information for a more detailed discussion.

-------------------------------------------------------------------------------
HOW FUND SHARES ARE PRICED

The share price for each class of fund shares, also called its net asset value
(NAV), is calculated every business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time). The net asset value for a class of fund shares is computed by calculating the total value of the class' portion of the fund's portfolio investments and other assets, subtracting any liabilities or other debts, and dividing by the total number of its shares outstanding.

The prices of municipal bonds in each fund's investment portfolio are provided by a pricing service approved and supervised by the fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions.

-------------------------------------------------------------------------------

ORGANIZATION

The Trust is an open-end diversified investment company under the Investment Company Act of 1940, consisting of multiple funds. The shares of each fund are divided into classes. Each class of shares represents an interest in the same portfolio of investments and the shares of each class have equal rights as to voting, redemption, dividends and liquidation. However, each class bears different sales charges and service fees. B shares convert to A shares after 8 years. C shares purchased before February 1, 1997 convert to A shares six years after purchase, but only if you request conversion. You must submit your request to SSI no later than the last business day of the 71st month following the month in which you purchased your shares.

The funds are not required to and do not intend to hold annual meetings. Shareholders owning ten percent or more of a fund's outstanding shares may call a special meeting for any purpose, including to elect or remove trustees or to change fundamental policies.


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                                                                        PAGE 16

 APPENDIX


-------------------------------------------------------------------------------
SPECIAL STATE CONSIDERATIONS

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discus-sion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the state tax consequences of a specific fund investment. See the statement of additional information for further information.

MASSACHUSETTS

Massachusetts is experiencing an economic recovery based largely on growth in the services, trade, finance, insurance, real estate and construction indus-tries. Nonetheless, the state's economic growth is expected to lag behind the rest of the nation until the year 2000 due to restructuring in the computer, defense and health care sectors of the state's economy.

The state's fiscal 1996 revenues were approximately $17.3 billion against expenditures of $16.9 billion. The fiscal 1997 budget approved by the governor on June 30, 1996, provides for approximately $17.452 billion in expenditures against an estimated $17.296 billion in revenues. In September 1996, Massachu-setts' unemployment rate was 4.2%. In 1994, personal income in Massachusetts was $25,609 compared to the national average of $21,699. The state's uninsured general obligation bonds are rated A1 by Moody's and A+ by Standard and Poor's.

Tax Treatment:

The Massachusetts Funds' regular monthly dividends will not be subject to Massachusetts personal income taxes to the extent they are paid out of income earned on Massachusetts municipal bonds or U.S. government securities. You will be subject to Massachusetts personal income taxes, however, to the extent the Massachusetts Funds distribute any taxable income, or if you sell or exchange Massachusetts Funds shares and realize a capital gain on the transac-tion.

The treatment of corporate shareholders of the Massachusetts Funds differs from that described above. Corporate shareholders should refer to the state-ment of additional information for more detailed information and are urged to consult their tax adviser.

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PAGE 17

                         Nuveen Family of Mutual Funds

           Nuveen's family of funds is designed to help you reach your finan-cial goals. The funds below are grouped by investment objectives.

           GROWTH AND INCOME FUNDS

           Growth and Income Stock Fund
           Balanced Stock and Bond Fund
           Balanced Municipal and Stock Fund

           TAX-FREE INCOME FUNDS

           National Funds/1/

           State Funds

           Alabama                        Michigan
           Arizona                        Missouri
           California/2/                  New Jersey/3/
           Colorado                       New Mexico
           Connecticut                    New York/2/
           Florida/3/                     North Carolina
           Georgia                        Ohio
           Kansas                         Pennsylvania
           Kentucky/4/                    South Carolina
           Louisiana                      Tennessee
           Maryland                       Virginia
           Massachusetts/2/               Wisconsin

           Notes
           1. Long-term, long-term insured, intermediate-term and limited-term portfolios.
           2. Long-term and long-term insured portfolios.
           3. Long-term and intermediate-term portfolios.
           4. Long-term and limited-term portfolios.


NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 621-7227

                                                                FEBRUARY 1, 1997

NUVEEN FLAGSHIP MULTISTATE TRUST II

NUVEEN FLAGSHIP NEW YORK MUNICIPAL BOND FUND

NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND

NUVEEN FLAGSHIP NEW JERSEY MUNICIPAL BOND FUND

NUVEEN FLAGSHIP NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN CALIFORNIA MUNICIPAL BOND FUND

NUVEEN CALIFORNIA INSURED MUNICIPAL BOND FUND

NUVEEN FLAGSHIP CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN FLAGSHIP CONNECTICUT MUNICIPAL BOND FUND

NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND

NUVEEN MASSACHUSETTS INSURED MUNICIPAL BOND FUND

STATEMENT OF ADDITIONAL INFORMATION

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Nuveen Flagship Multistate Trust II dated February 1, 1997. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with John Nuveen & Co. Incorporated, or from the Funds, by mailing a written request to the Funds, c/o John Nuveen & Co. Incorporated, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 414-7447.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Policies and Investment Portfolio............................... S-2
Management................................................................. S-30
Investment Adviser and Investment Management Agreement..................... S-37
Portfolio Transactions..................................................... S-38
Net Asset Value............................................................ S-39
Tax Matters................................................................ S-39
Performance Information.................................................... S-45
Additional Information on the Purchase and Redemption of Fund Shares....... S-53
Distribution and Service Plans............................................. S-56
Independent Public Accountants and Custodians.............................. S-58
Financial Statements....................................................... S-58
Appendix A--Ratings of Investments.........................................  A-1
Appendix B--Description of Hedging Techniques..............................  B-1

  The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Reports and the unaudited financial statements for the most recent semi-annual period for each Fund appear in the Funds' Semi-Annual Reports; each is included herein by reference. The Semi-Annual Reports accompany this Statement of Additional Information.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

INVESTMENT POLICIES

  The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

    (1) Invest in securities other than Municipal Obligations and temporary investments, as those terms are defined in the Prospectus.

    (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government, and to the investment of 25% of such Fund's assets. This limitation shall apply only to the New York Municipal Bond Fund, the New York Insured Municipal Bond Fund, the California Municipal Bond Fund, and the California Insured Municipal Bond Fund.

    (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding
  (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

    (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

    (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

    (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

    (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

    (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

    (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

    (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

    (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

  In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

  For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

  Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

  The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

  The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

  The Nuveen Flagship Multistate Trust II (the "Trust") is an open-end diversified management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a series of the Nuveen Flagship Multistate Trust II. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has ten series: the Nuveen Flagship New York Municipal Bond Fund (formerly the Nuveen New York Tax-Free Value Fund, a series of the Nuveen Tax-Free Bond Fund, Inc.); the Nuveen New York Insured Municipal Bond Fund (formerly the Nuveen New York Insured Tax-Free Value Fund, a series of the Nuveen Insured Tax-Free Bond Fund, Inc.); the Nuveen Flagship New Jersey Municipal Bond Fund (formerly the Nuveen New Jersey Tax-Free Value Fund, a series of the Nuveen Multistate Tax-Free Trust); the Nuveen Flagship New Jersey Intermediate Municipal Bond Fund (formerly the Flagship New Jersey Intermediate Tax Exempt Fund, as a series of the Flagship Tax Exempt Funds Trust); the Nuveen California Municipal Bond Fund (formerly the Nuveen California Tax-Free Value Fund, a series of the Nuveen California Tax-Free Fund, Inc.); the Nuveen California Insured Municipal Bond Fund (formerly the Nuveen California Insured Tax-Free Value Fund, a series of the Nuveen Insured Tax-Free Bond Fund, Inc.); the Nuveen Flagship California Intermediate Municipal Bond Fund (formerly the Flagship California Intermediate Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Connecticut Municipal Bond Fund (formerly the Flagship Connecticut Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Massachusetts Municipal Bond Fund (formerly the Nuveen Massachusetts Tax-Free Value Fund, a series of the Nuveen Tax-Free Bond Fund, Inc.); and the Nuveen Massachusetts Insured Municipal Bond Fund (formerly the Nuveen Massachusetts Insured Tax-Free Value Fund, a series of the Nuveen Insured Tax-Free Bond Fund, Inc.). The Nuveen Flagship California Intermediate Municipal Bond Fund has issued no shares to date. Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each series affected by such matter.

PORTFOLIO SECURITIES

  As described in the Prospectus, each of the Funds invests primarily in a portfolio of Municipal Obligations free from regular federal and state income tax in each Fund's respective state, which generally will be Municipal Obligations issued within the Fund's respective state. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

  The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch Investors Service, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, except that the Fund may not invest more than 20% of its net assets in unrated bonds and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

  Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

INSURANCE

  Each insured Municipal Obligation held by the Nuveen New York Insured Municipal Bond Fund, the Nuveen California Insured Municipal Bond Fund, and the Nuveen Massachusetts Insured Municipal Bond Fund (the "Funds") will either be
(1) covered by an insurance policy applicable to a specific security and obtained by the issuer of the security or a third party at the time of original issuance ("Original Issue Insurance"), (2) covered by an insurance policy applicable to a specific security and obtained by the Fund or a third party subsequent to the time of original issuance ("Secondary Market Insurance"), or
(3) covered by a master municipal insurance policy purchased by the Funds ("Portfolio Insurance"). The Funds currently maintain a policy of Portfolio Insurance with MBIA Insurance Corporation, AMBAC Indemnity Corporation, Financial Security Assurance, Inc., and Financial Guaranty Insurance Company, and may in the future obtain other policies of Portfolio Insurance, depending on the availability of such policies on terms favorable to the Fund. However, the Funds may determine not to obtain such policies and to emphasize investments in Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance. In any event, the Funds will only obtain policies of Portfolio Insurance issued by insurers whose claims-paying ability is rated Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Corporation ("S&P"). The Funds currently intend to obtain insurance polices only from mono-line insurers specializing in insuring municipal debt. Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are themselves typically assigned a rating of Aaa or AAA, as the case may be, by virtue of the Aaa or AAA claims-paying ability of the insurer and would generally be assigned a lower rating if the ratings were based primarily upon the credit characteristics of the issuer without regard to the insurance feature. By way or contrast, the ratings, if any, assigned to Municipal Obligations insured under Portfolio Insurance will be based primarily upon the credit characteristics of the issuers without regard to the insurance feature, and will generally carry a rating that is below Aaa or AAA. While in the portfolio of a Fund, however, a Municipal Obligation backed by Portfolio Insurance will effectively be of the same quality as a Municipal Obligation issued by an issuer of comparable credit characteristics that is backed by Original Issue Insurance or Secondary Market Insurance.

  The Funds' policy of investing in Municipal Obligations insured by insurers whose claims-paying ability is rated Aaa or AAA will apply only at the time of the purchase of a security, and a Fund will not be required to dispose of securities in the event Moody's or S&P, as the case may be, downgrades its assessment of the claims-paying ability of a particular insurer or the credit characteristics of a particular issuer. In this connection, it should be noted that in the event Moody's or S&P or both should down grade its assessment of the claims-paying ability of a particular insurer, it could also be expected to downgrade the ratings assigned to Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance issued by such insurer, and Municipal Obligations insured under Portfolio Insurance issued by such insurer would also be of reduced quality in the portfolio of the Fund. Moody's and S&P continually assess the claims-paying ability of insurers and the credit characteristics of issuers, and there can be no assurance that they will not downgrade their assessments subsequent to the time a Fund purchases securities.

  In addition to insured Municipal Obligations, a Fund may invest in Municipal Obligations that are entitled to the benefit of an escrow or trust account which contains securities issued or guaranteed by the U.S. Government or U.S. Government agencies, backed by the full faith and credit of the United States, and sufficient in amount to ensure the payment of interest and principal on the original interest payment and maturity dates ("collateralized obligations"). These collateralized obligations generally will not be insured and will include, but are not limited to, Municipal Obligations that have been (1) advance refunded where the proceeds of the refunding have been used to purchase U.S. Government or U.S. Government agency securities that are placed in escrow and whose interest or maturing principal payments, or both, are sufficient to cover the remaining scheduled debt service on the Municipal Obligations, and
(2) issued under state or local housing finance programs which use the issuance proceeds to fund mortgages that are then exchanged for U.S. Government or U.S. Government agency securities and deposited with a trustee as security for the Municipal Obligations. These collateralized obligations are normally regarded as having the credit characteristics of the underlying

U.S. Government or U.S. Government agency securities. Collateralized obligations will not constitute more than 20% of a Fund's assets.

  Each insured Municipal Obligation in which a Fund invests will be covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. There is no limitation on the percentage of a Fund's assets that may be invested in Municipal Obligations insured by any given insurer.

  Original Issue Insurance. Original Issue Insurance is purchased with respect to a particular issue of Municipal Obligations by the issuer thereof or a third party in conjunction with the original issuance of such Municipal Obligations. Under such insurance, the insurer unconditionally guarantees to the holder of the Municipal Obligation the timely payment of principal and interest on such obligation when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments guaranteed may be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer is responsible for such payments less any amounts received by the holder from any trustee for the Municipal Obligation issuers or from any other source. Original Issue Insurance does not guarantee payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control Municipal Obligations), the value of the shares of the Fund, the market value of Municipal Obligations, or payments of any tender purchase price upon the tender of the Municipal Obligations. Original Issue Insurance also does not insure against nonpayment of principal of or interest on Municipal Obligations resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.

  In the event that interest on or principal of a Municipal Obligation covered by insurance is due for payment but is unpaid by the issuer thereof, the applicable insurer will make payments to its fiscal agent (the "Fiscal Agent") equal to such unpaid amounts of principal and interest not later than one business day after the insurer has been notified that such nonpayment has occurred (but not earlier than the date such payment is due). The Fiscal Agent will disburse to the Fund the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of (i) evidence of the Fund's right to receive payment of such principal and interest and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest then due for payment shall thereupon vest in the insurer. Upon payment by the insurer of any principal or interest payments with respect to any Municipal Obligations, the insurer shall succeed to the rights of a Fund with respect to such payment.

  Original Issue Insurance remains in effect as long as the Municipal Obligations covered thereby remain outstanding and the insurer remains in business, regardless of whether a Fund ultimately disposes of such Municipal Obligations. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the Municipal Obligations so insured, but the exact effect, if any, of this insurance on such market value cannot be estimated.

  Secondary Market Insurance. Subsequent to the time of original issuance of a Municipal Obligation, a Fund or a third party may, upon the payment of a single premium, purchase insurance on such Municipal Obligation. Secondary Market Insurance generally provides the same type of coverage as is provided by Original Issue Insurance and remains in effect as long as the Municipal Obligation covered thereby remain outstanding, the holder of such Municipal Obligation does not voluntarily relinquish the Secondary Market Insurance and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligation.

  One of the purposes of acquiring Secondary Market Insurance with respect to a particular Municipal Obligation would be to enable a Fund to enhance the value of such Municipal Obligation. A Fund, for example, might seek to purchase a particular Municipal Obligation and obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the market value of such Municipal Obligation, as insured, would exceed the current value of the Municipal Obligation without insurance plus the cost of the Secondary Market Insurance. Similarly, if a Fund owns but wishes to sell a Municipal Obligation that is then covered by Portfolio Insurance, the Fund might seek to obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the net proceeds of a sale by the Fund of such obligation, as insured, would exceed the current value of such obligation plus the cost of the Secondary Market Insurance.

  Portfolio Insurance. Portfolio Insurance guarantees the payment of principal and interest on specified eligible Municipal Obligations purchased by a Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal Obligations insured under one Portfolio Insurance policy would generally not be insured under any other policy purchased by a Fund. A Municipal Obligation is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the policy will reduce the yield to shareholders of a Fund.

  If a Municipal Obligation is already covered by Original Issue Insurance or Secondary Market Insurance, then such Municipal Obligation is not required to be additionally insured under any policy of Portfolio Insurance that a Fund may purchase. All premiums respecting Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.

  Portfolio Insurance policies are effective only as to Municipal Obligations owned by and held by a Fund, and do not cover Municipal Obligations for which the contract for purchase fails. A "when-issued" Municipal Obligation will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such "when-issued" Municipal Obligation. In determining whether to insure Municipal Obligations held by a Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of Municipal Obligations. See "Original Issue Insurance" above.

  Each Portfolio Insurance policy will be noncancellable and will remain in effect so long as a Fund is in existence, the Municipal Obligations covered by the policy continue to be held by the Fund, and the Fund pays the premiums for the policy. Each insurer will generally reserve the right at any time upon 90 days' written notice to a Fund to refuse to insure any additional securities purchased by the Fund after the effective date of such notice. The Board of Trustees will generally reserve the right to terminate each policy upon seven days' written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to the Fund.

  Each Portfolio Insurance policy will terminate as to any Municipal Obligation that has been redeemed from or sold by a Fund on the date of such redemption or the settlement date of such sale, and an insurer shall not have any liability thereafter under a policy as to any such Municipal Obligation, except that if the date of such redemption or the settlement date of such sale occurs after a record date and before the related payment date with respect to any such Municipal Obligation, the policy will terminate as to such Municipal Obligation on the business day immediately following such payment date. Each policy will terminate as to all Municipal Obligations covered thereby on the date on which the last of the covered Municipal Obligations mature, are redeemed or are sold by a Fund.

  One or more policies of Portfolio Insurance may provide a Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") with respect to a Municipal Obligation that is to be sold by the Fund. The Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the proceeds of the sale of such Municipal Obligation. It is expected that the Fund will exercise the right to obtain Permanent Insurance for a Municipal Obligation only if, in the opinion of Nuveen Advisory, upon such exercise the net proceeds from the sale by the Fund of such obligation, as insured, would exceed the proceeds from the sale of such obligation without insurance.

  The Permanent Insurance premium with respect to each such obligation is determined based upon the insurability of each such obligation as of the date of purchase by the Fund and will not be increased or decreased for any change in the creditworthiness of such obligation unless such obligation is in default as to payment or principal or interest, or both. In such event, the Permanent Insurance premium shall be subject to an increase predetermined at the date of purchase by the Fund.

  Each Fund generally intends to retain any insured securities covered by Portfolio Insurance that are in default or in significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated BBB) that are not in default. In certain circumstances, however, Nuveen Advisory may determine that an alternative value for the insurance, such as the difference between the market value of the defaulted security and either its par value or the market value of securities of a similar nature that are not in default or in significant risk of default, is more appropriate. To the extent that the Fund holds such defaulted securities, it may be limited in its ability to manage its investment portfolio and to purchase other Municipal Obligations. Except as described above with respect to securities covered by Portfolio Insurance that are in default or subject to significant risk of default, the Funds will not place any value on the insurance in valuing the Municipal Obligations that it holds.

  Because each Portfolio Insurance policy will terminate as to Municipal Obligations sold by a Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by the Fund), the provision for this insurance will not enhance the marketability of securities held by a Fund, whether or not the securities are in default or in significant risk of default. On the other hand, since Original Issue Insurance and Secondary Market Insurance generally will remain in effect as long as Municipal Obligations covered thereby are outstanding, such insurance may enhance the marketability of such securities, even when such securities are in default or in significant risk of default, but the exact effect, if any, on marketability cannot be estimated. Accordingly, the Funds may determine to retain or, alternatively, to sell Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.

  Premiums for a Portfolio Insurance policy are paid monthly, and are adjusted for purchases and sales of Municipal Obligations covered by the policy during the month. The yield on a Fund is reduced to the extent of the insurance premiums it pays. Depending upon the characteristics of the Municipal Obligations held by a Fund, the annual premium rate for policies of Portfolio Insurance is estimated to range from .15% to .30% of the value of the Municipal Obligations covered under the policy. Because the majority of the Municipal Obligations in the Funds were not covered by policies of Portfolio Insurance during the year ended February 29, 1996, premium expenses as a percentage of the value of Municipal Obligations held by the Funds for such period were .00%.

  Set forth below is information about the various municipal bond insurers with whom the Funds currently maintain policies of Portfolio Insurance.

  AMBAC INDEMNITY CORPORATION ("AMBAC INDEMNITY")

  AMBAC Indemnity is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia, the Territory of Guam and the Commonwealth of Puerto Rico, with admitted assets of approximately $2,440,000,000 (unaudited) and statutory capital of approximately $1,387,000,000 (unaudited) as of March 31, 1996. Statutory capital consists of AMBAC Indemnity's policyholders' surplus and statutory contingency reserve. AMBAC Indemnity is a wholly-owned subsidiary of AMBAC, Inc., a 100% publicly-held company. Moody's , S&P and Fitch Investors Service, L.P., each have assigned a triple-A claims-paying ability rating to AMBAC Indemnity.

  AMBAC Indemnity has obtained a ruling from the Internal Revenue Service to the effect that the insuring of an obligation by AMBAC Indemnity will not affect the treatment for federal income tax purposes of interest on such obligation and that insurance proceeds representing maturing interest paid by AMBAC Indemnity under policy provisions substantially identical to those contained in its municipal bond insurance policy shall be treated for federal income tax purposes in the same manner as if such payments were made by the issuer of the bonds.

  Copies of AMBAC Indemnity's financial statements prepared in accordance with statutory accounting standards are available from AMBAC Indemnity. The address of AMBAC Indemnity's administrative offices and its telephone number are One State Street Plaza, 17th Floor, New York, New York 10004 and (212) 668-0340.

  FINANCIAL SECURITY ASSURANCE INC. ("FINANCIAL SECURITY")

  Financial Security is a monoline insurance company incorporated under the laws of the State of New York. Financial Security is licensed to engage in the financial guaranty insurance business in all 50 states, the District of Columbia and Puerto Rico.

  Financial Security is a wholly owned subsidiary of Financial Security Assurance Holdings Ltd. ("Holdings"), a New York Stock Exchange listed company. Major shareholders of Holdings include Fund American Enterprise Holdings, Inc., U.S. West Capital Corporation and the Tokio Marine and Fire Insurance Co., Ltd. No shareholder is obligated to pay any debts of or any claims against Financial Security. Financial Security is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of March 31, 1996, the total policyholders' surplus and contingency reserves and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with statutory accounting principles, approximately $650,052,000 (unaudited) and $387,239,000 (unaudited), the total shareholders' equity and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with generally accepted accounting principles, approximately $779,177,000 (unaudited) and $340,226,000 (unaudited). Copies of Financial Security's financial statements may be obtained by writing to Financial Security at 350 Park Avenue, New York, New York 10022, Attention:
Communications Department. Financial Security's telephone number is (212) 826-0100.

  MBIA INSURANCE CORPORATION ("MBIA")

  MBIA, formerly known as Municipal Bond Investors Assurance Corporation, is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company. MBIA Inc. is not obligated to pay the debts of or claims against MBIA. MBIA is a limited liability corporation rather than a several liability association. MBIA is domiciled in the State of New York and licensed to do business to all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam.

  As of December 31, 1994, MBIA had admitted assets of $3.4 billion (audited), total liabilities of $2.3 billion (audited), and total capital and surplus of $1.1 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of December 31, 1995, MBIA had admitted assets of $3.8 billion (audited), total liabilities of $2.5 billion (audited), and total capital and surplus of $1.3 billion (audited), determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. Copies of MBIA's year end financial statements prepared in accordance with statutory accounting practices are available from MBIA. The address of MBIA is 113 King Street, Armonk, New York 10504.

  MBIA's policy unconditionally and irrevocably guarantees to the Nuveen Insured Municipal Bond Fund the full and complete payment required to be made by or on behalf of the issuer to the applicable paying agent or its successor of an amount equal to (i) the principal of (either at the stated maturity or by advancement of maturity pursuant to a mandatory sinking fund payment) and interest on, the Municipal Obligations as such payments shall become due but shall not be so paid (except that in the event of any acceleration of the due date of such principal by reason of mandatory or optional redemption or acceleration resulting from default or otherwise, other than any advancement of maturity pursuant to a mandatory sinking fund payment, the payments guaranteed by MBIA's policy shall be made in such amounts and at such times as such payments of principal would have been due had there not been any such acceleration) and (ii) the reimbursement of any such payment which is subsequently recovered from the Fund pursuant to a final judgment by a court of competent jurisdiction that such payment constitutes an avoidable preference to the Fund within the meaning of any applicable bankruptcy law (a "Preference").

  MBIA's policy does not insure against loss of any prepayment premium which may at any time be payable with respect to any Municipal Obligation. MBIA's policy does not, under any circumstance, insure against loss relating to: (i) optional or mandatory redemptions (other than mandatory sinking fund redemptions); (ii) any payments to be made on an accelerated basis; (iii) payments of the purchase price of Municipal Obligations upon tender thereof; or
(iv) any Preference relating to (i) through (iii) above. MBIA's policy also does not insure against nonpayment of principal of or interest on the Municipal Obligations resulting from the insolvency, negligence or any other act or omission of any paying agent for the Municipal Obligations.

  With respect to small issue industrial development bonds and pollution control revenue bonds covered by the policy, MBIA guarantees the full and complete payments required to be made by or on behalf of an issuer of such bonds if there occurs pursuant to the terms of the bonds an event which results in the loss of the tax-exempt status of interest on such bonds, including principal, interest or premium payments payable thereon, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such bonds.

  When MBIA receives from the paying agent or the Fund, (1) telephonic or telegraphic notice (subsequently confirmed in writing by registered or certified mail), or (2) written notice by registered or certified mail, that a required payment of any insured amount which is then due has not been made, MBIA on the due date of such payment or within one business day after receipt of notice of such nonpayment, whichever is later, will make a deposit of funds, in an account with State Street Bank and Trust Company, N.A., in New York, New York, or its successor, sufficient for the payment of any such insured amounts which are then due. Upon presentment and surrender of such Municipal Obligations or presentment of such other proof of ownership of the Municipal Obligations, together with any appropriate instruments of assignment to evidence the assignment of the insured amounts due on the Municipal Obligations as are paid by MBIA, and appropriate instruments to effect the appointment of MBIA as agent for the Fund in any legal proceeding related to payment of insured amounts on Municipal Obligations, such instruments being in a form satisfactory to State Street Bank and Trust Company, N.A., State Street Bank and Trust Company, N.A. shall disburse to the Fund or the paying agent payment of the insured amounts due on such Municipal Obligations, less any amount held by the paying agent for the payment of such insured amounts and legally available therefor.

  FINANCIAL GUARANTY INSURANCE COMPANY ("FINANCIAL GUARANTY")

  The Portfolio Insurance Policy is non-cancellable except for failure to pay the premium. The premium rate for each purchase of a security covered by the Portfolio Insurance Policy is fixed for the life of the Insured Bond. The insurance premiums are payable monthly by the Fund and are adjusted for purchases, sales and payments prior to maturity of Insured Bonds during the month. In the event of a sale of any Insured Bond by the Fund or payment thereof prior to maturity, the Portfolio Insurance policy terminates as to such Insured Bond.

  Under the provisions of the Portfolio Insurance Policy, Financial Guaranty unconditionally and irrevocably agrees to pay to State Street Bank and Trust Company, or its successor, as its agent (the "Fiscal Agent"), that portion of the principal of and interest on the Insured Bonds which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Insured Bonds. The term "due for payment" means, when referring to the principal of an Insured Bond, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on an Insured Bond, the stated date for payment of interest. In addition, the Portfolio Insurance Policy covers nonpayment by the issuer that results from any payment of principal or interest made by such issuer on the Insured Bond to the Fund which has been recovered from the Fund or its shareholders pursuant to the United States Bankruptcy Code by a trustee in bankruptcy in accordance with a final, nonappealable order of a court having competent jurisdiction.

  Financial Guaranty will make such payments to the Fiscal Agent on the date such principal or interest becomes due for payment or on the business day next following the day on which Financial Guaranty shall have received notice of nonpayment, whichever is later. The Fiscal Agent will disburse the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer, but only upon receipt by the Fiscal Agent of (i) evidence of the Trustee's right to receive payment of the principal or interest due for payment and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest due for payment thereupon shall vest in Financial Guaranty. Upon such disbursement, Financial Guaranty shall become the owner of the Insured Bond, appurtenant coupon or right to payment of principal or interest on such Insured Bond and shall be fully subrogated to all of the Trustee's rights thereunder, including the right to payment, thereof.

  In determining whether to insure municipal securities held in the Fund, Financial Guaranty will apply its own standards which are not necessarily the same as the criteria used in regard to the selection of securities by the Fund.

  Certain of the municipal securities insured under the Portfolio Insurance Policy may also be insured under an insurance policy obtained by the issuer of such municipal securities. The premium for any insurance policy or policies obtained by an issuer or Insured Bonds has been paid in advance by such issuer and any such policy or policies are non-cancellable and will continue in force so long as the Insured Bonds so insured are outstanding. Financial Guaranty has also agreed, if requested by the Funds on or before the fifth day preceding the 1st day of any month, to insure to maturity Insured Bonds sold by the Trustee during the month immediately following such request of the Funds. The premium for any such insurance to maturity provided by Financial Guaranty is paid by the Fund and any such insurance is non-cancellable and will continue in force so long as the Bonds so insured are outstanding.

  Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation (the "Corporation"), a Delaware holding company. The Corporation is a subsidiary of General Electric Capital Corporation. Financial Guaranty is a monoline financial guaranty insurer domiciled in the State of New York and subject to regulation by the State of New York Insurance Department. As of March 31, 1996, the total capital and surplus of Financial Guaranty was approximately $1,032,675,000. Financial Guaranty prepares financial statements on the basis of both statutory accounting principles and generally accepted accounting principles. Copies of such financial statements may be obtained by writing to Financial Guaranty at 115 Broadway, New York, New York 10006, Attention:
Communications Department (telephone number:
(212) 312-3000) or to the New York State Insurance Department at 160 West Broadway, 18th Floor, New York, New York 10013, Attention: Property Companies Bureau (telephone number: (212) 602-0389).

  The policies of insurance obtained by the Fund from Financial Guaranty and the negotiations in respect thereof represent the only relationship between Financial Guaranty and the Fund. Otherwise neither Financial Guaranty nor its parent, FGIC Corporation, or any affiliate thereof has any significant relationship, direct or indirect, with the Fund or the Board of Trustees of the Fund.

  The above municipal bond insurers have insurance claims-paying ability ratings of AAA from S&P and Aaa from Moody's. Financial Guaranty also has an insurance claims-paying ability rating of AAA from Fitch.

  An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. Capacity to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time. A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position.

  An insurance claims-paying ability rating by S&P or Moody's does not constitute an opinion on any specific contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment, nor does it address the ability of a company to meet nonpolicy obligations (i.e., debt contracts).

  The assignment of ratings by S&P or Moody's to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process form the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

  S&P's and Moody's ratings are not recommendations to buy, sell or hold the Municipal Obligations insured by policies issued by AMBAC Indemnity, Financial Security, MBIA or Financial Guaranty and such ratings may be subject to revision or withdrawal at any time by the rating agencies. Any downward revision or withdrawal of either or both ratings may have an adverse effect on the market price of the Municipal Obligations insured by policies issued by AMBAC Indemnity, Financial Security, MBIA or Financial Guaranty.

  S&P's ratings of AMBAC Indemnity, Financial Security, MBIA and Financial Guaranty should be evaluated independent of Moody's ratings. Any further explanation as to the significance of the ratings may be obtained only from the applicable rating agency. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

PORTFOLIO TRADING AND TURNOVER

  The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with its investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each of the Funds is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

The portfolio turnover rates for the Funds, for the fiscal year-end of the Fund as a series of its predecessor entity (described above), as indicated, were:

                                                                       FISCAL
                                                                        YEAR
                                                                      1995 1996
                                                                      ---- ----
       Nuveen Flagship New York Municipal Bond Fund (2/28)........... 29%  47%
       Nuveen New York Insured Municipal Bond Fund (2/28)............ 11%  17%
       Nuveen Flagship New Jersey Municipal Bond Fund (1/31)......... 32%  39%
       Nuveen Flagship New Jersey Intermediate Municipal Bond Fund
        (5/31)....................................................... 35%  17%
       Nuveen California Municipal Bond Fund (2/28).................. 32%  36%
       Nuveen California Insured Municipal Bond Fund (2/28).......... 25%  38%
       Nuveen Flagship Connecticut Municipal Bond Fund (5/31)........ 25%  24%
       Nuveen Massachusetts Municipal Bond Fund (2/28)............... 17%   6%
       Nuveen Massachusetts Insured Municipal Bond Fund (2/28)....... 10%   1%

WHEN-ISSUED SECURITIES

  Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed delivery transactions in order to manage its operations more effectively.

SPECIAL CONSIDERATIONS RELATING TO MUNICIPAL OBLIGATIONS OF DESIGNATED STATES

  As described in the Prospectus, except for investments in temporary investments, each of the Funds will invest primarily all of its net assets in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Brief summaries of these factors are contained in the Prospectus. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary, and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

FACTORS PERTAINING TO NEW YORK

  As described above, except to the extent the New York Municipal Bond Fund and the New York Insured Municipal Bond Fund (the "New York Funds") invest in temporary investments, the New York Funds will invest substantially all of its assets in New York Municipal Obligations. The New York Funds are therefore susceptible to political, economic or regulatory factors affecting New York State and governmental bodies within New York State. Some of the more significant events and conditions relating to the financial situation in New York are summarized below. The following information provides only a brief summary of the complex factors affecting the financial situation in New York, is derived from sources that are generally available to investors and is believed to be accurate. It is based on information drawn from official statements and prospectuses issued by, and other information reported by, the State of New York (the "State"), by its various public bodies (the "Agencies"), and by other entities located within the State, including the City of New York (the "City"), in connection with the issuance of their respective securities.

  There can be no assurance that current or future statewide or regional economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of New York Municipal Obligations held in the portfolio of the New York Fund or the ability of particular obligors to make timely payments of debt service on (or relating to) those obligations.

  (1) The State: The State has historically been one of the wealthiest states in the nation. For decades, however, the State economy has grown more slowly than that of the nation as a whole, gradually eroding the State's relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City. The State has for many years had a very high state and local tax burden relative to other states. The burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

  State Economy Remains Sluggish: The State's economy has been slow to recover from the 1989-92 recession and continues to lag behind the nation and other urban, industrial states. Over the last three full years, 1993-95, total New York State job growth has averaged only 0.6% annually compared to 2.6% yearly job growth for the nation. In 1995 the State ranked 49th among all states for job growth. Unemployment for the first half of 1996 stood at 6.3% within New York State versus 5.5% national unemployment for the same period. New York's employment picture has been marked by job reductions in commercial banking, defense-related manufacturing, and government. Despite modest improvements in tourism, media, financial services, and real estate, the state as a whole has regained, as of mid-1996, only 40% of the 517,000 jobs lost during the recession. Although average household income levels continue to be higher in the State than the national average, New York's personal income growth has been two-thirds the national pace, with total personal income growing on average 3.8% per year in New York compared to 5.8% annually nationwide. There is concern that income growth has been concentrated among high earners, masking declines of low earners, and that a widening income gap carries the potential to undermine overall consumer spending and aggravate social service expenditures. Many uncertainties exist in forecasts of both the national and State economies and there can be no assurance that the State's economy will perform at a level sufficient to meet the State's projections of receipts and disbursements.

  1996-97 Fiscal Year. The State's budget was enacted by the Legislature on July 13, 1996, more than three months after the start of the fiscal year. Prior to the adaptation of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including necessary appropriations for state-supported debt service. The State Financial Plan for the 1996-97 fiscal year was formulated on July 25, 1996 and is based on the State's budget as enacted as well as actual results for the first quarter of the fiscal year. Each State Financial Plan is updated in July (if a budget is in place), October, and January.

  The October update to the 1996-97 Financial Plan projects a GAAP-basis General Fund operating surplus of $93 million (0.3% revenues). Total revenues in the General Fund are projected at $32.50 billion, consisting of $29.39 billion in tax revenues and $3.11 billion in miscellaneous revenues. Personal income tax is expected to reach $16.83 billion, or 52% of total tax revenue, with robust growth fueled in part by financial sector bonus payments.

  Although revisions to the 1996-97 State Financial Plan contained in the October update are favorable, the State faces certain risks which could potentially cost the State up to one-half billion dollars (1.5% revenues). The Division of Budget believes these risks are balanced by reserves in the 1996-97 State Financial Plan, however, there can be no assurances that these reserves will fully offset litigation or other risks to the State. The greatest risks relate to the economy and tax collections, which could produce either favorable or unfavorable results during the year. Additional risks come from the potential impact of certain litigation now pending against the State.

  The 1996-97 State Financial Plan includes actions that will provide non-recurring resources and savings totalling approximately $1.3 billion. These include the use of $481 million in surplus funds available from MMIA, $134 million in savings from a refinancing of certain pension obligations, $88 million in projected savings from bond refundings, and $36 million in surplus fund transfers. The balance is composed of $314 million in resources carried forward from the States 1995-96 fiscal year and various other actions, including that portion of the proposed tax amnesty program that is projected to be non-recurring.

  Future Budget Projections: The State closed projected budget gaps of $5.0 billion and $3.9 billion for its 1995-96 and 1996-97 fiscal years, respectively. The 1997-98 gap was projected at $1.4 billion base on the Governor's proposed budget of December 1995. As a result of changes made in the enacted budget, the gap is now expected by the State Division of Budget to be larger. However, the gap is not expected to be as large as those in the prior two fiscal years.

  The out-year projection will be impacted by a variety of factors. Enacted tax reductions, which reduced receipts in the 1996-97 fiscal year by an incremental $2.4 billion, are projected to reduce receipts in the 1997-98 fiscal year by an additional increment of $2.1 billion. The use of up to $1.3 billion of non-recurring resources in 1996-97, and the annualized costs of certain programs increases in the 1996-97 annualized budget, will both add additional pressure in closing the 1997-98 gap.

  Impact of Welfare Reform: On August 22, 1996, the President signed into law the Personal Responsibility and Work Opportunity Reconciliation Act of 1996. This federal legislation fundamentally changed the programmatic and fiscal responsibilities for administration of welfare programs at the federal, state, and local levels. The new law abolishes the federal Aid to Families with Dependent Children (AFDC), and creates a new Temporary Assistance to Needy

Families program (TANF) funded with federal block grant to states. The new law also imposes a five-year durational limit on TANF recipients, requires that virtually all recipients be engaged in work or community service activities within two years of receiving benefits, and limits assistance provided to certain immigrants and other classes of individuals. States are required to meet these federally mandated job participation rates, or that fail to conform with certain other federal standards, face potential sanctions in the form of a reduced federal block grant.

  The State expects that funding levels provided under the TANF block grant initially will be higher than currently anticipated in the State's financial plan. Spending close to $8 billion on welfare in the 1996-97 fiscal year, the State has among the most generous programs in the nation, and the only one mandated by a State Constitution (Article XVII). The Governor has previously noted that the current state program is unsustainable in its current form, and in November 1996 submitted a reform proposal for the State Legislature to consider. The net fiscal impact of any changes to the State's welfare programs that are necessary to conform with federal law will be dependent upon such factors as the ability of the State to avoid any federal fiscal penalties, the level of additional resources required to comply with any new State and/or federal requirements, and the division of non-federal welfare costs between the State and its localities.

  Indebtedness. As of March 31, 1996, the total amount of long-term State general obligation debt authorized but unissued stood at $1.5 billion. As of the same date, the State had approximately $4.8 billion in general obligation bonds, including $294 million in commercial paper outstanding.

  In June 1990, legislation was enacted creating the New York Local Government Assistance Corporation ("LGAC"), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. As of June 30, 1996, LGAC has issued its bonds to provide net proceeds of $4.7 billion completing the program.

  Financing of capital programs by other public authorities of the State is also obtained from lease-purchase and contractual-obligation financing arrangements, the debt service for which is paid from State appropriations. As of March 31, 1996, there were $19.6 billion of such other financing arrangements outstanding and additional financings of this nature by public authorities.

  Ratings. Moody's rating of the State's general obligation bonds stood at A on January 24, 1996, and S&P's rating stood at A- with a positive outlook, on January 24, 1996, an improvement from S&P's stable outlook from February 1994 through April 1993 and negative outlook prior to April 1993. Previously, Moody's lowered its rating to A on June 6, 1990, its rating having been A1 since May 27, 1986. S&P lowered its rating from A to A- on January 13, 1992. S&P's previous ratings were A from March 1990 to January 1992, AA- from August 1987 to March 1990 and A+ from November 1982 to August 1987.

  Moody's maintained its A rating and S&P continued its A- rating in connection with the State's issuance of $75 million of general obligation bonds in August 1996.

  (2) The City and the Municipal Assistance Corporation ("MAC"): The City accounts for approximately 40% of the State's population and personal income, and the City's financial health affects the State in numerous ways.

  In response to the City's fiscal crisis in 1975, the State took a number of steps to assist the City in returning to fiscal stability. Among other actions, the State Legislature (i) created MAC to assist with long-term financing for the City's short-term debt and other cash requirements and (ii) created the State Financial Control Board (the "Control Board") to review and approve the City's budgets and four-year financial plans (the financial plans also apply to certain City-related public agencies).

  The New York City economy has continued to grow slowly in 1996 greatly aided by a record Wall Street performance. The surge in profits, capital gains, and year end bonuses is likely to continue to fuel growth in the City's economy and economically sensitive taxes into fiscal year 1997. Although employment growth citywide has improved in recent months, the City has yet to completely regain the numbers of jobs lost during the City's 1989-1992 recession. After a substantial decline in the early 1990's, the City's real estate market has begun to rebound, as exhibited by declining Class A vacancy rates and rising asking rents. This combined with an acute shortage of rental housing in Manhattan has led to numerous new construction and renovation projects. Total reported crimes are at their lowest levels since the 1960's. Hotel occupancy rates are near record highs, topping 80% in August 1996. As income growth has outpaced national levels in Manhattan, the more populous outer boroughs have seen their income levels drop in relation to regional and national levels. As a result, the City has become increasingly reliant upon a highly taxed base of wealth to support a myriad of social services for an increasingly poor majority of residents, further straining City resources and flexibility.

  Fiscal Year 1997 and the 1997-2000 Financial Plan. The November revision to the City's Financial Plan was greatly aided by an additional $450 million in additional tax revenues, mainly resulting from increased earnings on Wall Street, allowing the City to reduce risks that appeared in the budget, scale back anticipated budget cuts, and fund a new $70 million textbook initiative for the public schools. After instructing his Agency heads in August to produce current year expenditure cuts totalling $500 million, the Mayor only needs further cuts of $179 million to achieve a projected balance.

  Despite the recent improvement, the City faces significant out-year budget gaps. The City projects expenditures to increase five times faster than revenues and budget gaps to more than double between Fiscal 1998 and Fiscal 2000. The City's budget gap is projected to rise from $1.2 billion in Fiscal 1998 (4% revenues), to $2.1 billion in Fiscal 1999 and $3.0 billion in Fiscal 2000. The gaps are driven primarily by expenditures for new labor agreements as well as medical and debt service costs. As well, enacted and proposed tax cuts account for about $1 billion of the Fiscal 1999 and 2000 gaps. The City Comptroller and State Comptroller have each warned that the current and out-year budgets include significant risks, including the renewal of the income tax surcharge, potential Board of Education overspending, the postponed Port Authority ground lease payments, and anticipated labor costs savings. In 1997 as in past years, the City relies on one-time resources ($1.2 billion) to help achieve budgetary balance.

  The City is reliant upon the intergovernmental transfers for a substantial portion of its budget. State categorical grants of $6.2 billion account for 19% of gross City revenues. Federal categorical grants of $3.96 billion account for 12% of gross City revenues. An extended delay by the State in adopting its fiscal year budget or in the 1997-98 adoption of the federal budget would negatively impact upon the City's financial condition and ability to close budget gaps for fiscal years 1998 and thereafter.

  The City depends on the State for State aid both to enable the City to balance its budget and to meet its cash requirements. If the State experiences revenue shortfalls or spending increases beyond its projections during its 1996-97 fiscal year or subsequent years, such developments could result in reductions in projected State aid to the City. In addition, there can be no assurance that State budgets for the 1997-98 or future fiscal years will be adopted by the April 1 statutory deadline and that there will not be adverse effects on the City's cash flow and additional City expenditures as a result of such delays.

  Given the foregoing, there can be no assurance that the City will continue to maintain a balanced budget during fiscal year 1997 or thereafter, or that it can maintain a balanced budget without additional tax or other revenue increases or reductions in City services, which could adversely affect the City's economic base.

  Pursuant to State law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections. The City is required to submit its financial plans to review bodies, including the Control Board. If the City were to experience certain adverse financial circumstances, including the occurrence or the substantial likelihood and the imminence of the occurrence of an annual operating deficit of more than $100 million or the loss of access to the public credit markets to satisfy the City's capital and seasonal financial requirements, the Control Board would be required by State law to exercise certain powers, including prior approval of City financial plans, proposed borrowings and certain contracts.

  The City projections set forth in the Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the timing of any regional and local economic recovery, the absence of wage increases in excess of the increases assumed in its financial plan, employment growth, provision of State and Federal aid and mandate relief, State legislative approval of future State budgets, levels of education expenditures as may be required by State law, adoption of future City budgets by the New York City Council, approval by the Governor or the State Legislature and the cooperation of MAC with respect to various other actions proposed in the Plan and changes in federal tax law.

  The City's ability to maintain a balanced operating budget is dependent on whether it can implement necessary service and personnel reduction programs successfully. As discussed above, the City must identify additional expenditure reductions and revenue sources to achieve balanced operating budgets for fiscal year 1998 and thereafter. Any such proposed expenditure reductions will be difficult to implement because of their size and the substantial expenditure reductions already imposed on City operations in recent years.

  Attaining a balanced budget is also dependent upon the City's ability to market its securities successfully in the public credit markets. On May 3, 1996, the Mayor announced a $1 billion reduction in City capital spending over a five year period through fiscal year 2000. The City's financing program for fiscal years 1996 through 1999 contemplates capital spending of $14.1 billion, which will be financed through issuance of general obligation bonds, Water Authority Revenue Bonds and Covered Organization obligations, and will be used primarily to reconstruct and rehabilitate the City's infrastructure and physical assets and to make capital investments. The City's financing program assumes the receipt of approximately $1 billion from the sale of City's sewer and water systems. However, the City Comptroller has obtained a court order blocking such sale, which the City is appealing. In the event such appeal is unsuccessful the City would be required to reduce capital spending during the next four years or find additional sources of funds in such amount. A significant portion of such bond financing is used to reimburse the City's general fund for capital expenditures already incurred. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The terms and success of projected public sales of City general obligation bonds and notes will be subject to prevailing market conditions at the time of the sale, and no assurance can be given that the credit markets will absorb the projected amounts of public bond and note sales. In addition, future developments concerning the City and public discussion of such developments, the City's future financial needs and other issues may affect the market for outstanding

City general obligation bonds and notes. If the City were unable to sell its general obligation bonds and notes, it would be prevented from meeting its planned operating and capital expenditures.

  The City faces limitations on its borrowing capacity after Fiscal 1997 under the State Constitution that will prevent it from additional general obligation borrowings, as a late result of the declining real estate values in the City during the early 1990's. To ensure that the City can meet finance future capital necessities and improvements, the City has proposed for State approval the Infrastructure Finance Authority (IFA). The new IFA debt would be secured with City personal income taxes and would not be subject to the Constitutional limits. The City has already built the IFA into its Financing Plan, yet risks remain as to the timing of State approval and what kind of cap, if any, will be on debt issuance. The inability to finance capital improvements would increase the City's budget gaps in later years or require it to significantly curtail capital spending which would lead to a deterioration in the City's infrastructure and ability to deliver services.

  The City is a defendant in a significant number of lawsuits and is subject to numerous claims and investigations, including, but not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, torts, breaches of contracts, and other violations of law and condemnation proceedings. While the ultimate outcome and fiscal impact, if any, on the proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out its financial plan. As of June 30, 1995, the City estimated its potential future liability on outstanding claims to be $2.5 billion.


  Fiscal Years 1991 through 1996. The City achieved balanced operating results in accordance with generally accepted accounting principles for fiscal years 1991 through 1996. The City was required to close substantial budget gaps in these fiscal years in order to maintain balanced operating results.

  Ratings. As of the date of this prospectus, Moody's rating of the City's general obligation bonds stood at Baa1 and S&P's rating stood at A-. On February 11, 1991, Moody's had lowered its rating from A.

  In December 1996, Moody's confirmed its Baa1 rating in connection with a scheduled December 1996 sale of $625 million of the City's general obligation bonds. S&P also confirmed its rating of the City's general obligation bonds in connection with such general obligation bond issue in December 1996.

  In January 1995, in response to the City's plan to borrow $120 million to refund debt due in February without imposing additional cuts in the fiscal 1995 budget, S&P's placed the City on negative credit watch. In late May 1996, S&P confirmed the City's rating citing improvements in the revised fiscal year 1997 budget. Any rating decrease would negatively affect the marketability of the City's bonds and significantly increase the City's financing costs.

  On October 12, 1993, Moody's increased its rating of the City's issuance of $650 million of Tax Anticipation Notes ("TANs") to MIG-1 from MIG-2. Prior to that date, on May 9, 1990, Moody's revised downward its rating on outstanding City revenue anticipation notes from MIG-1 to MIG-2 and rated the $900 million notes then being sold MIG-2. S&P's rating of the October 1993 TANs issue increased to SP-1 from SP-2. Prior to that date, on April 29, 1991, S&P revised downward its rating on City revenue anticipation notes from SP-1 to SP-2.

  As of December 31, 1995, the City and MAC had, respectively, $24.4 billion and $4.0 billion of outstanding net long-term indebtedness.

  (3) The State Agencies: Certain Agencies of the State have faced substantial financial difficulties which could adversely affect the ability of such Agencies to make payments of interest on, and principal amounts of, their respective bonds. The difficulties have in certain instances caused the State (under so-called "moral obligation" provisions, which are non-binding statutory provisions for State appropriations to maintain various debt service reserve funds) to appropriate funds on behalf of the Agencies. Moreover, it is expected that the problems faced by these Agencies will continue and will require increasing amounts of State assistance in future years. Failure of the State to appropriate necessary amounts or to take other action to permit those Agencies having financial difficulties to meet their obligations could result in a default by one or more of the Agencies. Such default, if it were to occur, would be likely to have a significant adverse affect on investor confidence in, and therefore the market price of, obligations of the defaulting Agencies. In addition, any default in payment on any general obligation of any Agency whose bonds contain a moral obligation provision could constitute a failure of certain conditions that must be satisfied in connection with Federal guarantees of City and MAC obligations and could thus jeopardize the City's long-term financing plans.

  (4) State Litigation: The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and Federal laws. Included in the State's outstanding litigation are a number of cases challenging the constitutionality or the adequacy and effectiveness of a variety of significant social welfare programs primarily involving the State's mental hygiene programs. Adverse judgments in these matters generally could result in injunctive relief coupled with prospective changes in patient care which could require substantial increased financing of the litigated programs in the future.

  The State is also engaged in a variety of claims wherein significant monetary damages are sought. Actions commenced by several Indian nations claim that significant amounts of land were unconstitutionally taken from the

Indians in violation of various treaties and agreements during the eighteenth and nineteenth centuries. The claimants seek recovery of approximately six million acres of land, as well as compensatory and punitive damages.

  (5) Other Municipalities: Certain localities in addition to New York City could have financial problems leading to requests for additional State assistance. Although many cities and towns in upstate New York have been operating under a high level of fiscal stress since the late 1980's, their fiscal erosion has been in process for over two decades. Factors contributing to this include: a loss of high-wage manufacturing jobs, including large military, textile, and industrial component facilities; a dramatic loss of population; unfunded government mandates; contentious municipal labor issues and collective bargaining agreements; large elderly populations; high poverty rates; and tax appeals, compounding the loss to a City's tax base. Struggling to provide a consistent level of government services from a deflated tax base, many local governments have become increasingly reliant upon governmental transfers. The potential impact on the State of such actions by localities is not included in projections of State receipts and expenditures in the State's 1996-97 fiscal year.

  Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by the State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor or the State Legislature to assist Yonkers could result in allocation of State resources in amounts that cannot yet be determined.

  Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1993, the total indebtedness of all localities in the State (other than New York City) was approximately $17.7 billion. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Fifteen localities had outstanding indebtedness for State financing at the close of their fiscal year ending in 1993. In December 1995, in reaction to continuing financial problems, the Troy Municipal Assistance Corp., which was created in 1995, imposed a 1996 budget plan upon Troy, New York. In November 1996, Troy MAC issued debt to refinance $55 million of the City's $72 million in outstanding debt, including certain lease obligations at the time in default. A similar municipal assistance corporation has also been established for Newburgh. In addition, several other smaller New York cities, including Utica, Rome, Schenectady and Niagara Falls have faced continuing budget deficits, as federal and state aid and local tax revenues have declined while government expenses have increased. The financial problems being experienced by the State's smaller urban centers place additional strains upon the State's financial condition at a time when the State is struggling with its own budget gaps.

  Certain proposed Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities to increase local revenues to sustain those expenditures. In addition, proposed changes in the treatment of capital gains for federal income tax purposes could reduce tax receipts of the state and city. If the State, New York City or any of the Agencies were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State, including notes or bonds in the Fund, could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions, and long-range economic trends. The longer-range potential problems of declining urban population, increasing expenditures, and other economic trends could adversely affect certain localities and require increasing State assistance in the future.

  However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.


  There can be no assurance that current or future statewide or regional economic difficulties, and the resulting impact on State or local governmental finances generally, will not adversely affect the market value of New Jersey Municipal Obligations held in the portfolio of the New Jersey Fund or the ability of particular obligors to make timely payments of debt service on (or relating to) those obligations.

  The State and Its Economy. The State is the ninth largest state in population and the fifth smallest in land area. With an average of 1,062 people per square mile, it is the most densely populated of all the states. The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. Historically, New Jersey's average per capita income has been well above the national average, and in 1994 the State ranked second among the states in per capita personal income ($27,742).

  The New Jersey Economic Policy Council, a statutory arm of the New Jersey Department of Commerce and Economic Development, has reported in New Jersey Economic Indicators, a monthly publication of the New Jersey Department of Labor, Division of Labor Market and Demographic Research, that in 1988 and 1989 employment in New Jersey's manufacturing sector failed to benefit from the export boom experienced by many Midwest states and the State's service sectors, which had fueled the State's prosperity since 1982, lost momentum. In the meantime, the prolonged fast growth in the State in the mid 1980s resulted in a tight labor market situation, which has led to relatively high wages and housing prices. This means that, while the incomes of New Jersey residents are relatively high, the State's business sector has become more vulnerable to competitive pressures.

  The onset of the national recession (which officially began in July 1990 according to the National Bureau of Economic Research) caused an acceleration of New Jersey's job losses in construction and manufacturing. In addition, the national recession caused an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities and trucking and warehousing. Reflecting the downturn, the rate of unemployment in the State rose from a low of 3.6% during the first quarter of 1989 to an estimated 6.6% in April 1996, which is greater than the national average of 5.4% in April 1996. The State's October 1996 unemployment rate has shown slight improvement; 6.1% vs. 4.9% national average.

  Because some sectors will lag due to continued excess capacity, employers even in rebounding sectors can be expected to remain cautious about hiring until they become convinced that improved business will be sustained, and certain firms will continue to merge or downsize to increase profitability. Economic recovery is likely to be slow and uneven in New Jersey, with unemployment receding at a correspondingly slow pace.

  Debt Service. The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State tax revenues and certain other fees are pledged to meet the principal and interest payments and if provided, redemption premium payments, if any, required to repay the bonds. As of June 30, 1995, there was a total authorized bond indebtedness of approximately $9.48 billion, of which $3.65 billion was issued and outstanding, $4.0 billion was retired (including bonds for which provision for payment has been made through the sale and issuance of refunding bonds) and $1.83 billion was unissued. The debt service obligation for such outstanding indebtedness is $456.8 million for fiscal year 1996.

  New Jersey's Budget and Appropriation System. The State operates on a fiscal year beginning July 1 and ending June 30. At the end of fiscal year 1989, there was a surplus in the State's general fund (the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made) of $411.2 million. At the end of fiscal year 1990, there was a surplus in the general fund of $1.0 million. At the end of fiscal year 1991, there was a surplus in the general fund of $1.4 million. New Jersey closed its fiscal year 1992 with a surplus in the general fund of $760.8 million, fiscal year 1993 with a surplus of $937.4 million, and fiscal year 1994 with a surplus of $926.0 million. New Jersey closed its fiscal year 1995 with a surplus of $569 million. It is estimated that the State closed its fiscal year 1996 with a $607 million surplus.

  In order to provide additional revenues to balance future budgets, to redistribute school aid and to contain real property taxes, on June 27, 1990, and July 12, 1990, Governor Florio signed into law legislation which was estimated to raise approximately $2.8 billion in additional taxes (consisting of $1.5 billion in sales and use taxes and $1.3 billion in income taxes), the biggest tax hike in New Jersey history. There can be no assurance that receipts and collections of such taxes will meet such estimates.

  The first part of the tax hike took effect on July 1, 1990, with the increase in the State's sales and use tax rate from 6.0% to 7.0% and the elimination of exemptions for certain products and services not previously subject to the tax, such as telephone calls, disposable paper products (which has since been reinstated), soaps and detergents, janitorial services, alcoholic beverages and cigarettes. At the time of enactment, it was projected that these taxes would raise approximately $1.5 billion in additional revenue. Projections and estimates of receipts from sales and use taxes, however, have been subject to variance in recent fiscal years.

  The second part of the tax hike took effect on January 1, 1991, in the form of an increased state income tax on individuals. At the time of enactment, it was projected that this increase would raise approximately $1.3 billion in additional income taxes to fund a new school aid formula, a new homestead rebate program and state assumption of welfare and social services costs. Projections and estimates of receipts from income taxes, however, have also been subject to variance in recent fiscal years. Under the legislation, income tax rates increased from their previous range of 2.0% to 3.5% to a new range of 2.0% to 7.0%, with the higher rates applying to married couples with incomes exceeding $70,000 who file joint returns, and to individuals filing single returns with incomes of more than $35,000.

  The Florio administration had contended that the income tax package would help reduce local property tax increases by providing more state aid to municipalities. Under the income tax legislation the State assumed approximately $289.0 million in social services costs that previously were paid by counties and municipalities and funded by property taxes. In addition, under the new formula for funding school aid, an extra $1.1 billion was proposed to be sent by the State to school districts beginning in 1991, thus reducing the need for property tax increases to support education programs.

  Effective July 1, 1992, the State's sales and use tax rate decreased from 7% to 6%. Effective January 1, 1994, an across-the-board 5% reduction in the income tax rates was enacted and effective January 1, 1995, further reductions ranging from 1% up to 10% in income tax rates took effect.

  On June 30, 1995, Governor Whitman signed the New Jersey Legislature's $16.0 billion budget for fiscal year 1996. The balanced budget, which includes $607 million in surplus, is $300 million more than the 1995 budget. As part of the Fiscal Year 1996 Budget, the State enacted several additional tax cuts. For the Gross Income Tax, a 15 percent reduction of personal income tax rates became effective on January 1, 1996. This cut was in addition to the tax rate reductions that were implemented during Fiscal Year 1994 and Fiscal Year 1995. Effective April 1, 1996, yellow pages advertisements will be exempt from the State's Sales Tax. For the Corporation Business Tax, effective July 1, 1996, a reduction in the

Corporation Business Tax rate from 9.0 percent to 7.5 percent will apply to those corporations that have an allocated net income of $100,000 or less. Also effective July 1, 1996, corporations' sales will be double weighted in calculating receipt factors in determining a multistate corporation's New Jersey State Corporation Business Tax liability.

  On July 12, 1994, the New Jersey Supreme Court declared the State's Quality Education Act of 1990 unconstitutional and gave the Chief Executive and the Legislature until Fiscal Year 1998 to achieve "substantial equivalence" between spending on pupils in poor urban districts and spending on their counterparts in wealthy suburban districts. The New Jersey Supreme Court also said that it expected the State to address the continuing disparity during the Fiscal Year 1996 and 1997 budgets. The Fiscal Year 1996 Budget provides special needs districts with $100 million in increased State formula aid. Whether the State can achieve a balanced budget depends on its ability to enact and implement expenditure reductions and to collect estimated tax revenues. The fiscal year 1997 budget totaled $15.797 billion, a 1.3% decrease from the fiscal year 1996 budget, and includes an estimated $276 million surplus.

 Litigation. The State is a party in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and Federal laws. Included in the State's outstanding litigation are cases challenging the following: the funding of teachers' pension funds, the adequacy of Medicaid reimbursement for hospital services, the hospital assessment authorized by the Health Care Reform Act of 1992, various provisions, and the constitutionality, of the Fair Automobile Insurance Reform Act of 1990, the State's role in a consent order concerning the construction of a resource facility in Passaic County, actions taken by the Bureau of Securities against an individual, the State's actions regarding alleged chromium contamination of State-owned property in Hudson County, the issuance of emergency redirection orders and a draft permit by the Department of Environmental Protection and Energy, refusal of the State to share with Camden County federal funding the State recently received for disproportionate share hospital payments made to county psychiatric facilities, the State's failure to reimburse certain hospitals' charity care costs, and the constitutionality of annual A-901 hazardous and solid waste licensure renewal fees collected by the Department of Environmental Protection and Energy. Adverse judgments in these and other matters could have the potential for either a significant loss of revenue or a significant unanticipated expenditure by the State.

  At any given time, there are various numbers of claims and cases pending against the State, State agencies and employees seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Tort Claims Act. In addition, at any given time, there are various numbers of contract claims against the State and State agencies seeking recovery of monetary damages. The State is unable to estimate its exposure for these claims.

  Debt Ratings. For many years prior to 1991, both Moody's and S&P had rated New Jersey general obligation bonds Aaa and AAA, respectively. On July 3, 1991, however, S&P downgraded New Jersey general obligation bonds to AA+. On June 4, 1992, S&P placed New Jersey general obligation bonds on CreditWatch with negative implications, citing as its principal reason for its caution the denial by the federal government of New Jersey's request for $450 million in retroactive Medicaid payments for psychiatric hospitals. These funds were critical to closing a $1 billion gap in the State's $15 billion budget for fiscal year 1992 which ended on June 30, 1992. Under New Jersey state law, the gap in the budget must be closed before the new budget year began on July 1, 1992. S&P suggested the State could close fiscal year 1992's budget gap and help fill fiscal year 1993's hole by a reversion of $700 million of pension contributions to its general fund under a proposal to change the way the State calculates its pension liability.

  On July 6, 1992, S&P reaffirmed its AA+ rating for New Jersey general obligation bonds and removed the debt from its CreditWatch list, although it stated that New Jersey's long-term financial outlook was negative. S&P was concerned that the State was entering fiscal year 1993 with only a $26 million surplus and remained concerned about whether the State economy would recover quickly enough to meet lawmakers' revenue projections. It also remained concerned about the recent federal ruling leaving in doubt how much the State was due in retroactive Medicaid reimbursements and a ruling by a federal judge, now on appeal, of the State's method for paying for uninsured hospital patients. However, on July 27, 1994, S&P announced that it was changing the State's outlook from negative to stable due to a brightening of the State's prospects as a result of Governor Whitman's effort to trim spending and cut taxes, coupled with an improving economy. S&P reaffirmed its AA+ rating at the same time, and has since maintained both rating and outlook.

  On August 24, 1992, Moody's downgraded New Jersey general obligation bonds to Aa1, stating that the reduction reflected a developing pattern of reliance on nonrecurring measures to achieve budgetary balance, four years of financial operations marked by revenue shortfalls and operating deficits, and the likelihood that serious financial pressures would persist. On August 5, 1994, and again on August 18, 1995 Moody's reaffirmed its Aa1 rating, citing on the positive side New Jersey's broad-based economy, high income levels, history of maintaining a positive financial position and moderate (albeit rising) debt ratios, and, on the negative side, a continued reliance on one-time revenues and a dependence on pension-related savings to achieve budgetary balance.

SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA

  As described above, except to the extent the California Municipal Bond Fund and the California Insured Municipal Bond Fund (the "California Funds") invest in temporary investments, the California Funds will invest substantially all of their assets in California Municipal Obligations. The Funds are therefore susceptible to political, economic or regulatory factors affecting issuers of California Municipal Obligations.

  These include the possible adverse effects of certain California constitutional amendments, legislative measures, voter initiatives and other matters that are described below. The following information provides only a brief summary of the complex factors affecting the financial situation in California (the "State") and is derived from sources that are generally available to investors and is believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the following information. It is based in part on information obtained from various State and local agencies in California or contained in Official Statements for various California Municipal Obligations.

  During the early 1990's, California experienced significant financial difficulties, which reduced its credit standing, but the State's finances have improved since 1994. The ratings of certain related debt of other issuers for which California has an outstanding lease purchase, guarantee or other contractual obligation (such as for state-insured hospital bonds) are generally linked directly to California's rating. Should the financial condition of California deteriorate again, its credit ratings could be further reduced, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected.

ECONOMIC OVERVIEW

  California's economy is the largest among the 50 states and one of the largest in the world. The State's population of more than 32 million represents over 12% of the total United States population and grew by 27% in the 1980s. Total personal income in the State, at an estimated $703 billion in 1994, accounts for almost 13% of all personal income in the nation. Total employment is over 14 million, the majority of which is in the service, trade and manufacturing sectors.

  From mid-1990 to late 1993, the State suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), and financial services, among others, were all severely affected, particularly in Southern California. Job losses were the worst of any post-war recession. Employment levels stabilized by late 1993 and steady growth has occurred since early 1994. Pre-recession job levels are expected to be reached in 1996. Unemployment, while remaining higher than the national average, has come down substantially from its 10% peak in January. Economic indicators show a steady recovery underway in California since the start of 1994. However, any delay or reversal of the recovery may create new shortfalls in State revenues.

CONSTITUTIONAL AND STATUTORY LIMITATIONS ON TAXES AND APPROPRIATIONS

  Limitation on Taxes. Certain California Municipal Obligations may be obligations of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Article XIIIA limits to 1% of full cash value the rate of ad valorem property taxes on real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

  Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits have been filed challenging the acquisition-based assessment system of Proposition 13, and on June 18, 1992 the U.S. Supreme Court announced a decision upholding Proposition 13.

  Article XIIIA prohibits local governments from raising revenues through ad valorem property taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any "special tax." Court decisions, however, allowed a non-voter approved levy of "general taxes" which were not dedicated to a specific use. In response to these decisions, the voters of the State of 1986 adopted an initiative statute which imposed significant new limits on the ability of local entities to raise or levy general taxes, except by receiving majority local voter approval. Significant elements of this initiative, "Proposition 62," have been overturned in recent court cases. An initiative proposed to re-enact the provisions of Proposition 62 as a constitutional amendment was defeated by the voters in November 1990, but such a proposal may be renewed in the future.

  On November 5, 1996, California voters approved Proposition 218 which added Articles XIIIC and XIIID to the California Constitution, imposing certain vote requirements and other limitations on the imposition of new or increased and in some cases existing taxes, assessments and property-related fees and charges. Proposition 218 also extends the initiative power to include the reduction or repeal of any local taxes, assessments, fees and charges. This extension of the initiative power is not limited to taxes imposed on or after the effective date of Proposition 218, and could result in the retroactive repeal or reduction in any existing taxes, assessments, fees or charges. If such a repeal or reduction occurs in a particular California entity, the financial condition of that entity may be adversely impacted and rating downgrades and/or defaults may result. Additionally, the voter approval requirement reduces the financial flexibility of local governments to deal with fiscal problems by limiting the ability to increase taxes, assessments, fees or charges. In some cases, this loss of flexibility may, and in fact has, been cited as the reason for rating downgrades. No assurances can be given that California entities will be able to raise taxes to meet future spending requirements. In addition, at this time it is not clear exactly how Proposition 218 will be interpreted by a court.

  Appropriations Limits. The State and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but "proceeds of taxes" exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

  Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations arising from certain emergencies declared by the Governor, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

  The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State's economy.

  "Excess" revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues since 1990 because of the recession, few governments are currently operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years. During fiscal year 1986-87, State receipts from proceeds of taxes exceeded its appropriations limit by $1.1 billion, which was returned to taxpayers. Since that year, appropriations subject to limitation have been under the State limit. State appropriations were $6.5 billion under the limit for fiscal year 1995-96.

  A 1986 initiative statute, called "Proposition 62," imposed additional limits on local governments by requiring either majority or 2/3 voter approval for any increases in "general taxes" or "special taxes," respectively (other than property taxes, which are unchangeable). Court decisions had struck down most of Proposition 62 and many local governments, especially cities, had enacted or raised local "general taxes" without voter approval. In September, 1995, the California Supreme Court overruled the prior cases, and upheld the constitutionality of Proposition 62. Many aspects of this decision remain unclear (such as its impact on charter (home rule) cities, and whether it will have retroactive effect), but its future effect will be to further limit the fiscal flexibility of many local governments.

  Because of the complex nature of Articles XIIIA and XIIIB of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of Article XIIIA or
Article XIIIB on California Municipal Obligations or on the ability of the State or local governments to pay debt service on such California Municipal Obligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of either Article XIIIA or Article XIIIB, or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Future initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

OBLIGATIONS OF THE STATE OF CALIFORNIA

  Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. Total outstanding general obligation bonds and lease purchase debt of California increased from $9.4 billion at June 30, 1987 to $23.8 billion at February 1, 1996. In FY 1994-95, debt service on general obligation bonds and lease purchase debt was approximately 5.3% of General Fund revenues.

RECENT FINANCIAL RESULTS

  The principal sources of General Fund revenues in 1994-1995 were the California personal income tax (43% of total revenues), the sales tax (34%), bank and corporation taxes (13%), and the gross premium tax on insurance (3%). The State maintains a Special Fund for Economic Uncertainties (the "Economic Uncertainties Fund"), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the Economic Uncertainties Fund are included for financial reporting purposes in the General Fund balance. In most recent years, the State has budgeted to maintain the Economic Uncertainties Fund at around 3% of General Fund expenditures but essentially no reserve was budgeted from 1992-93, to 1995-96 because revenues had been reduced by the recession and an accumulated budget deficit had to be paid.

  General. Throughout the 1980's, State spending increased rapidly as the State population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a two-thirds vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently about 35%).

  Since the start of the 1990-91 fiscal year, the State has faced adverse economic, fiscal, and budget conditions. The economic recession seriously affected State tax revenues. It also caused increased expenditures for health and welfare programs. The State is also facing a structural imbalance in its budget with the largest programs supported by the General Fund (education, health, welfare and corrections) growing at rates significantly higher than the growth rates for the principal revenue sources of the General Fund. These structural concerns will be exacerbated in coming years by the expected need to substantially increase capital and operating funds for corrections as a result of a "Three Strikes" law enacted in 1994.

  Recent Budgets. As a result of these factors, among others, from the late 1980's until 1992-93, the State had a period of nearly chronic budget imbalance, with expenditures exceeding revenues in four out of six years, and the State accumulated and sustained a budget deficit in the budget reserve, the SFEU approaching $2.8 billion at its peak at June 30, 1993. Starting in the 1990-91 Fiscal Year and for each year thereafter, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance and to close large "budget gaps" which were identified. The Legislature and Governor eventually agreed on a number of different steps to produce Budget Acts in the years 1991-92 to 1995-96, including:

  . significant cuts in health and welfare program expenditures;

  . transfers of program responsibilities and some funding sources from the State to local governments, coupled with some reduction in mandates on local government;

  . transfer of about $3.6 billion in annual local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing state funding for schools;

  . reduction in growth of support for higher education programs, coupled with increases in student fees;

  . revenue increases (particularly in the 1992-93 Fiscal Year budget), most of which were for a short duration;

  . increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to undocumented aliens (although these efforts have produced much less federal aid than the State Administration had requested); and

  . various one-time adjustment and accounting changes.

  Despite these budget actions, the effects of the recession led to large unanticipated deficits in the SFEU, as compared to projected positive balances. By the start of the 1993-94 Fiscal Year, the accumulated deficit was so large (almost $2.8 billion) that is was impractical to budget to retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, to carry the final retirement of the deficit into 1995-96.

  The combination of stringent budget actions cutting State expenditures, and the turnaround of the economy by late 1993, finally led to the restoration of positive financial results. While General Fund revenues and expenditures were essentially equals in FY 1992-93 (following two years of excess expenditures over revenues), the General Fund had positive operating results in FY 1993-94, 1994-95, and 1995-96 which have reduced the accumulated budget deficit to about $70 million as of June 30, 1996.

  A consequence of the accumulated budget deficits in the early 1990's together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for the 1992-93 Fiscal Year by July 1, 1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish its cash reserves, the State Controller was forced to issue approximately $3.8 billion of registered warrants ("IOUs") over a 2-month period to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court orders.

  The State's cash condition became so serious that from late spring 1992 until 1995, the State had to rely on issuance of short term notes which matured in a subsequent fiscal year to finance its ongoing deficit, and pay current obligations. With the repayment of the last of these deficit notes in April, 1996, the State does not plan to rely further on external borrowing across fiscal years, but will continue its normal cash flow borrowings during a fiscal year.

  Current Budget. For the first time in four years, the State entered the 1995-96 fiscal year with strengthening revenues based on an improving economy. The major feature of the Governor's proposed Budget, a 15% phased cut in personal income and business taxes, was rejected by the Legislature.

  The 1995-96 Budget Act was signed by the Governor on August 3, 1995, 34 days after the start of the fiscal year. The Budget Act projected General Fund revenues and transfers of $44.1 billion, a 3.5 percent increase from prior years. Expenditures were budgeted at $43.4 billion, a 4 percent increase. A principal feature of the 1995-96 Budget Act, in addition to those noted above was the first significant increase in per-pupil funding for public schools and community colleges in four years.

  In its regular budget update in May, 1996, the Department of Finance indicated that, with the strengthening economy, State General Fund revenues for 1995-96 would be about $46.1 billion, some $2 billion higher than originally estimated. Because of mandated spending for public schools, the failure to receive expected federal aid for illegal immigrants, and the failure of Congress to enact welfare reform which the Administration had expected would reduce State costs, expenditures for 1995-96 were also increased, to about $45.4 billion. As a result, the Department estimated that the accumulated budget deficit would be reduced to about $70 million as of June 30, 1996.

  As a result of the improved revenues, that State's cash position has substantially recovered. Only $2 billion of cash flow borrowing was needed during 1995-96, and only about $3 billion is projected for 1996-97, with no external borrowing over the end of the fiscal year.

  The Governor's proposed budget for 1996-97 projects $47.1 billion of revenues and transfers, and $46.5 billion of expenditures, resulting in a budget reserve at June 30, 1997 of about $500 million. A number of issues related to the 1996-97 budget still have to be resolved, including the Governor's tax reduction proposals, and his proposals for further health and welfare cuts.

BOND RATING

  State general obligation bonds are currently rated A1 by Moody's and A+ by S&P. Both of these ratings have been reduced in several stages from AAA levels which the State held until late 1991.

  There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

LEGAL PROCEEDINGS

  The State is involved in certain legal proceedings (described in the State's recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. Trial courts have recently entered tentative decisions or injunctions which would overturn several parts of the State's recent budget compromises. The matters covered by these lawsuits include a deferral of payments by California to the Public Employees Retirement System, reductions in welfare payments and the use of certain cigarette tax funds for health costs. All of these cases are subject to further proceedings and appeals, and if California eventually loses, the final remedies may not have to be implemented in one year.

OBLIGATIONS OF OTHER ISSUERS

OTHER ISSUERS OF CALIFORNIA MUNICIPAL OBLIGATIONS

  There are a number of State agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

  State Assistance. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of the State's General Fund surplus to local agencies, the reallocation of certain State revenues to local agencies and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State's General Fund was budgeted at approximately 75% of General Fund expenditures in recent years, including the effect of implementing reductions in certain aid programs. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.9 billion of property tax revenues to school districts, representing loss of the post-Proposition 13 "bailout" aid. Local governments have in return received greater revenues and greater flexibility to operate health and welfare programs. To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. At least one rural county (Butte) publicly announced that it might enter bankruptcy proceedings in August 1990, although such plans were put off after the Governor approved legislation to provide additional funds for the county. Other counties have also indicated that their budgetary condition is extremely grave. Los Angeles County, the largest in the State, faced a nominal $1.2 billion gap in its 1995-96 budget, half of which was in the County health care system. The gaps were closed only with significant cuts in services and personnel, particularly in the health care system, federal aid, and transfer of some funds from other local governments to the County pursuant to special legislation. The County's debt was downgraded by Moody's and S&P in the summer of 1995. Orange County, just emerged from Federal Bankruptcy Court protection in June 1996, has significantly reduced county services and personnel, and faces strict financial conditions following large investment fund losses in 1994 which resulted in bankruptcy.

  Assessment Bonds. California Municipal Obligations which are assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

  California Long Term Lease Obligations. Certain California long-term lease obligations, though typically payable from the general fund of the municipality, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due.

  Several years ago the Richmond Unified School District (the "District") entered into a lease transaction in which certain existing properties of the District were sold and leased back in order to obtain funds to cover operating deficits. Following a fiscal crisis in which the District's finances were taken over by a State receiver (including a brief period under bankruptcy court protection), the District failed to make rental payments on this lease, resulting in a lawsuit by the Trustee for the Certificate of Participation holders, in which the State was named defendant (on the grounds that it controlled the District's finances). One of the defenses raised in answer to this lawsuit was the invalidity of the original lease transaction. The trial court has upheld the validity of the District's lease, and the case has been settled. Any judgment in any future case against the position asserted by the Trustee in the Richmond case may have adverse implications for lease transactions of a similar nature by other California entities.

OTHER CONSIDERATIONS

  The repayment of industrial development securities secured by real property may be affected by California laws limiting foreclosure rights of creditors. Securities backed by healthcare and hospital revenues may be affected by changes in State regulations, governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

  Limitations on ad valorem property taxes may particularly affect "tax allocation" bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g., because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.

  Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

  The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of State and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on California Municipal Obligations in which the Fund may invest, future allocations of State revenues to local governments or the abilities of State or local governments to pay the interest on, or repay the principal of, such California Municipal Obligations.

  Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages.

The federal government provided more than $13 billion in aid for both earthquakes, and neither event is expected to have any long-term negative economic impact. Any California Municipal Obligation in the Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

FACTORS PERTAINING TO CONNECTICUT

  Connecticut's economy, historically based on the insurance, defense manufacturing, finance and real estate industries, is slowly recovering from one of the most severe recessions in the country, which was due in part to reductions in defense spending and the downsizing of the forgoing industries. The construction, trade and service industries are expected to lead the state's economic recovery. Connecticut is the highest income state in the nation.

  While the state's per capita personal income levels are 135% of the national average, the state's ratio of tax-supported debt to personal income is among the highest in the nation. These high debts are expected to limit the state's financial flexibility. The state's general obligation bonds are rated Aa by Moody's and AA- by Standard and Poor's.

FACTORS PERTAINING TO MASSACHUSETTS

  As described above, except to the extent the Massachusetts Municipal Bond Fund and the Massachusetts Insured Municipal Bond Fund (the "Massachusetts Funds") invest in temporary investments, the Massachusetts Funds will invest substantially all of its net assets in Massachusetts Municipal Obligations. The Massachusetts Funds are therefore susceptible to political, economic or regulatory factors affecting issuers of Massachusetts Municipal Obligations. Without intending to be complete, the following briefly summarizes the current financial situation, as well as some of the complex factors affecting the financial situation, in the Commonwealth of Massachusetts (the "Commonwealth"). It is derived from sources that are generally available to investors and is based in part on information obtained from various agencies in Massachusetts. No independent verification has been made of the accuracy or completeness of the following information.

  There can be no assurance that current or future statewide or regional economic difficulties, and the resulting impact on Commonwealth or local government finances generally, will not adversely affect the market value of Massachusetts Obligations in the Funds or the ability of particular obligors to make timely payments of debt service on (or relating to) those obligations.

1997 FISCAL YEAR BUDGET

  The fiscal 1997 budget approved by the Governor on June 30, 1996, provides for approximately $17.452 billion in fiscal 1997 expenditures. The Executive Office for Administration and Finance estimates fiscal 1997 total revenues to be approximately $17.296 billion, including approximately $12.197 billion in tax revenues which represents an increase of approximately $146 million or 1.2% over estimated fiscal 1996 tax collections. The tax revenue estimate reflects adjustments for certain tax reductions, a change in the way the Commonwealth calculates the tax liability for certain mutual fund companies, and an increase in the cigarette tax.

  The recent enactment of federal welfare reform legislation is not expected to have a material effect on the Commonwealth's finances in fiscal 1997. The Executive Office for Administration and Finance is currently evaluating the impact of the legislation on the Commonwealth's spending for public assistance programs.

  On August 8, 1996, the Governor approved legislation changing the apportionment formula for the business corporations tax payable by certain mutual fund service corporations. Effective January 1, 1997, the legislation changes the computation of the sales factor. The new law requires the affected corporations to increase their numbers of employees by 5% per year for five years, subject to certain conditions. The Department of Revenue estimates that the changes will result in a revenue reduction of approximately $10 million in fiscal 1997 and approximately $39 million to $53 million on an annualized basis, starting in fiscal 1998.

  On July 24, 1996, the Legislature overrode the Governor's veto of legislation imposing a tax increase on certain tobacco products. The Department of Revenue estimates that these changes will result in approximately $74 million in additional tax revenue for fiscal 1997, approximately $80 million to $90 million in additional revenue in 1998, and between $73 million and $83 million by fiscal 2000.

  The Department of Revenue's fiscal 1997 tax revenue forecasts have been adjusted for the $150 million personal income tax reduction mandated by the fiscal 1996 supplemental appropriations bill approved on July 30, 1996.

  1996 Fiscal Year. Preliminary figures for fiscal 1996 indicate that tax collections totaled approximately $12.051 billion, approximately $886.1 million, or 7.9%, greater than tax collections for fiscal 1995. The Department of Revenue believes that the strong tax revenue growth in fiscal 1996 was due partly to one-time factors that may not recur in fiscal 1997.

  The Governor approved the final fiscal 1996 appropriations bills on July 30, 1996, and August 10, 1996. Fiscal 1996 spending is currently estimated at approximately $16.930 billion, with revenues totaling approximately $17.281 billion. These assumptions would result in a fiscal 1996 year-end transfer to the Commonwealth Stabilization Fund of approximately $95.4 million, bringing its balance to approximately $543 million, the maximum allowed under state law. The bill approved on July 30, 1996 mandates a personal income tax reduction of $150 million to be funded by a fiscal 1996 transfer from the General Fund to the Tax Reduction Fund and to be implemented by a temporary increase in the amount of the personal exemption allowable for the 1996 taxable year.

  As of June 30, 1996, the Commonwealth had a cash position of approximately $889 million, not including the Stabilization Fund. This compares to a projected position of $645.5 million. The fiscal 1996 year-end cash position reflected approximately $161.7 million in advance payments for fiscal 1997 expenses and approximately $110 million in capital expenditures for which the Commonwealth has not yet issued bonds or notes to reimburse itself.

  On November 1, 1995, the Governor released a proposal to reorganize state government, and on January 23, 1996, he filed implementing legislation constituting eight bills. Two of the eight reorganization bills became law in March; the other six bills were disapproved by the legislature. Pursuant to the two bills and the fiscal 1997 budget, effective July 1, 1996, the number of Executive Offices was reduced from eleven to six. Offices eliminated include the Executive Office of Communities and Development (which became the Department of Housing and Community Development), the Executive Office of Economic Affairs (which became the Department of Economic Development, with certain functions transferred to a new Department of Labor and Workforce Development), the Executive Office of Labor (which became the Department of Labor and Workforce Development), and the Executive Office of Education, and a hundred various state boards and commissions were abolished.

  On November 28, 1995, the Governor approved a modified version of the legislation he had filed in September to change the apportionment formula used for the business corporations tax on certain firms. The new formula will become effective for certain federal defense contractors on January 1, 1996, and will be phased in over five years for manufacturing firms generally. The Department of Revenues estimates that the legislation will reduce revenues by $44 million in fiscal 1996 and by $90 million in fiscal 1997. If the new formula were fully effective for all covered businesses, it is estimated that the annual revenue reduction would be $100 million to $150 million.

  On January 23, 1996, the Governor filed legislation that would reduce the personal income tax rate over two years. The Executive Office for Administration and Finance estimates that this cut would reduce base tax revenues by approximately $133 million in fiscal 1997, an additional $265 million in fiscal 1998 and a further $132 million in fiscal 1999, at which time the tax reduction would be fully implemented.

  1995 Fiscal Year. Budgeted revenues and other sources, including non-tax revenues, collected in fiscal 1995 were approximately $16.387 billion, approximately $837 million, or 5.4%, above fiscal 1994 revenues of $15.550 billion. Fiscal 1995 tax revenue collections were approximately $11.163 billion, approximately $12 million above the Department of Revenue's revised fiscal year 1995 tax revenue estimate of $10.151 billion and $556 million, or 5.2%, above fiscal year tax revenues of $10.607 billion.

  Budgeted expenditures and other uses of funds in fiscal 1995 were approximately $16.251 billion, approximately $728 million, or 4.7%, above fiscal 1994 budgeted expenditures and uses of $15.523 billion. The Commonwealth ended fiscal 1995 with an operating gain of $137 million and an ending fund balance of $726 million.

  On February 10, 1995, the Governor signed into law certain reforms to the Commonwealth's program for Aid to Families with Dependent Children ("AFDC"), subject to federal approval of certain waivers. On August 4, 1995, the federal government granted a waiver of federal regulations for the Commonwealth's proposed changes to its AFDC program. However, the federal government imposed additional conditions upon the proposed two-year limit on the availability of AFDC benefits for able-bodied adults. On September 23, 1995, the Governor accepted the federal waiver (except for the provision regarding no time limit on benefits), and on November 1, 1995, the changes to the AFDC program were implemented. Fiscal 1996 budget appropriations were expected to be sufficient to cover program costs.

  On November 8, 1994, the voters in the statewide general election approved an initiative petition that would slightly increase the portion of the gasoline tax revenue credited to the Highway Fund, one of the Commonwealth's three major budgetary funds, prohibit the transfer of money from the Highway Fund to other funds for non-highway purposes and exclude the Highway Fund balance in the computation "consolidated net surplus" for purposes of state finance laws. The initiative petition also provides that no more than 15% of gasoline tax revenues may be used for mass transportation purposes, such as expenditures related to the Massachusetts Bay Transit Authority. This is not a constitutional amendment and is subject to amendment or repeal by the Legislature, which may also, notwithstanding the terms of the petition, appropriate moneys from the Highway Fund in such amounts and for such purposes as it determines, subject only to a constitutional restriction that such moneys be used for highways or mass transit purposes.

  1994 Fiscal Year. Fiscal 1994 tax revenue collections were approximately $10.607 billion, $87 million below the Department of Revenue's fiscal year 1994 tax revenue estimate of $10.694 billion and $677 million above fiscal 1993 tax revenues of $9.930 billion. Budgeted revenues and other sources, including non-tax revenues, collected in fiscal 1994 were approximately $15.550 billion. Total revenues and other sources increased by approximately 5.7% from fiscal 1993 to fiscal 1994 while tax revenues increased by 6.8% for the same period. Budgeted expenditures and other uses of funds in fiscal 1994 were approximately $15.523 billion, which is $826.5 million or approximately 5.6% higher than fiscal 1993 budgeted expenditures and other uses.

  In June, 1993, the Legislature adopted and the Governor signed into law comprehensive education reform legislation. The legislation established a fiscal 1993 state spending base of approximately $1.288 billion for local education purposes and required annual increases in state expenditures for such purposes above that base, subject to appropriation, estimated to be approximately $175 million in fiscal 1994, approximately $396 million in fiscal 1995, approximately $625 million in fiscal 1996 and approximately $867 million in fiscal 1997, with additional annual increases anticipated in later years. The fiscal 1994, 1995, and 1996 budgets have fully funded the requirements imposed by this legislation.

  1993 Fiscal Year. The Commonwealth's budgeted expenditures and other uses were approximately $14.696 billion in fiscal 1993, which is approximately $1.280 billion or 9.6% higher than fiscal 1992 expenditures and other uses. Final fiscal 1993 budgeted expenditures were $23 million lower than the initial July 1992 estimates of fiscal 1993 budgeted expenditures. Budgeted revenues and other sources for fiscal 1993 totalled approximately $14.710 billion, including tax revenues of $9.930 billion. Total revenues and other sources increased by approximately 6.9% from fiscal 1992 to fiscal 1993, while tax revenues increased by 4.7% for the same period. Overall, fiscal 1993 ended with a surplus of revenues and other sources over expenditures and other uses of $13.1 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $562.5 million.

  1992 Fiscal Year. The Commonwealth's budgeted expenditures and other uses were approximately $13.4 billion in fiscal 1992, which is $238.7 million or 1.7% lower than fiscal 1991 budgeted expenditures. Final fiscal 1992 budgeted expenditures were $300 million more than the initial July 1991 estimates of budgetary expenditures, due in part to increases in certain human services programs, including an increase of $268.7 million for the Medicaid program and $50.0 million for mental retardation consent decree requirements. Budgeted revenues and other sources for fiscal 1992 totalled approximately $13.7 billion (including tax revenues of approximately $9.5 billion), reflecting an increase of approximately 0.7% from fiscal 1991 to 1992 and an increase of 5.4% in tax revenues for the same period. Overall, fiscal 1992 ended with an excess of revenues and other sources over expenditure and other uses of $312.3 million and with positive fund balances of $549.4 million.


  Employment. Reversing a trend of relatively low unemployment during the early and mid 1980's, the Massachusetts unemployment rate beginning in 1990 increased significantly to where the Commonwealth's unemployment rate exceeded the national unemployment rate. For example, during 1991, the Massachusetts unemployment rate averaged 9.0% while the average United States unemployment rate was 6.7%. Since 1993, the average monthly unemployment rate has declined steadily and has been at or below the national average. The Massachusetts unemployment rate in September 1996 was 4.2%, as compared with the United States unemployment rate of 5.2% for the same period. Factors which may significantly and adversely affect the employment rate in the Commonwealth include reductions in federal government spending on defense-related industries. Due to this and other considerations, there can be no assurance that unemployment in the Commonwealth will not increase in the future.

  Debt Ratings. S&P currently rates the Commonwealth's uninsured general obligation bonds at A+. At the same time, S&P currently rates state and agency notes at SP1. From 1989 through 1993, the Commonwealth had experienced a steady decline in its S&P rating, with its decline beginning in May 1989, when S&P lowered its rating on the Commonwealth's general obligation bonds and other Commonwealth obligations from AA+ to AA and continuing a series of further reductions until October, 1993, when the rating declined to A+. S&P last affirmed the Commonwealth's rating at A+ on September 16, 1996.

  Moody's currently rates the Commonwealth's uninsured general obligation bonds at A1 and its notes at MIG-1. From 1989 through 1992, the Commonwealth had experienced a steady decline in its rating by Moody's. In May 1989, Moody's lowered its rating on the Commonwealth's notes from MIG-1 to MIG-2. On June 21, 1989, Moody's reduced the Commonwealth's general obligation rating from Aa to
A. On November 15, 1989, Moody's reduced the rating on the Commonwealth's general obligations from A to Baa1, and on March 9, 1990, Moody's reduced the rating of the Commonwealth's general obligation bonds from Baa1 to Baa. In September 1992, Moody's raised the Commonwealth's rating to A. A further increase to A1 was given in November 1994. The Commonwealth's A1 rating was last affirmed September 17, 1996.

  There can be no assurance that these ratings will continue.

  In recent years, certain public bodies and municipalities in the Commonwealth have faced serious financial difficulties which have affected the credit standing and borrowing abilities of the respective entities and may have contributed to higher interest rates on debt obligations. The continuation of, or an increase in, such financial difficulties could result in declines in the market values of, or default on, existing obligations in the Fund. Should there be during the term of the Fund a financial crisis relating to public bodies or municipalities in the Commonwealth, the market value and marketability of all outstanding bonds issued by certain public authorities or municipalities in the Fund and interest income to the Fund could be adversely affected.

  Total Bond and Note Liabilities. The total general obligation bond indebtedness of the Commonwealth (including Dedicated Income Tax Debt and Special Obligation Debt) as of July 1, 1996 was approximately $10.012 billion. There were also outstanding approximately $240 million in general obligation notes and other short term general obligation debt. The total bond and note liabilities of the Commonwealth as of July 1, 1996, including guaranteed bond was approximately $13.619 billion.

  Debt Service. During the 1980s, capital expenditures were increased substantially, which accounts for a significant rise in debt service since 1989. In November, 1988, the Executive Office for Administration and Finance established an administrative limit on state-financed capital spending in the Capital Projects Fund of $925 million per fiscal year. Capital expenditures were $847.0 million, $694.1 million, $575.9 million, $760.6 million and $902.2 million in fiscal 1991, fiscal 1992, fiscal 1993, fiscal 1994 and fiscal 1995, respectively. Commonwealth-financed capital expenditures are projected to be approximately $898.0 million in fiscal 1996. Debt service expenditures for fiscal 1991, fiscal 1992, fiscal 1993, fiscal 1994 and fiscal 1995 were $942.3 million, $898.3 million, $1.140 billion, $1.149 billion, and $1.231 billion, respectively, and are projected to be approximately $1.199 billion for fiscal 1996. The amounts represented do not include debt service on notes issued to finance certain Medicaid-related liabilities, certain debt service contract assistance payment to Massachusetts Bay Transportation Authority ($205.5 million projected in fiscal 1996), the Massachusetts Convention Center ($24.6 million projected in fiscal 1996), the Massachusetts Government Land Bank ($6 million projected in fiscal 1996), the Massachusetts Water Pollution Abatement Trust ($16.6 million projected in fiscal 1996) and grants to municipalities under the school building assistance program to defray a portion of the debt service costs on local school bonds ($174.5 million projected in fiscal 1996).

  In January 1990, legislation was passed to impose a limit on debt service beginning in fiscal 1991, providing that no more than 10% of the total appropriations in any fiscal year may be expended for payment of interest and principal on general obligation debt (excluding the Fiscal Recovery Bonds). This law may be amended or repealed by the legislature. The percentage of total appropriations expended from the budgeted operating funds for debt service (excluding debt service on Fiscal Recovery Bonds) was 5.6%, 5.9% and 5.4%, for fiscal 1994, fiscal 1995 and fiscal 1996, respectively.

  Certain Liabilities. Among the material future liabilities of the Commonwealth are significant unfunded general liabilities of its retirement systems and a program to fund such liabilities; a program whereby, starting in 1978, the Commonwealth began assuming full financial responsibility for all costs of the administration of justice within the Commonwealth; continuing demands to raise aggregate aid to cities, towns, schools and other districts and transit authorities above current levels; and Medicaid expenditures which have increased each year since the program was initiated. The Commonwealth has signed consent decrees to continue improving mental health care and programs for the mentally retarded in order to meet federal standards, including those governing receipt of federal reimbursements under various programs, and the parties in those cases have worked cooperatively to resolve the disputed issues.

  As a result of comprehensive legislation approved in January, 1988, the Commonwealth is required, beginning in fiscal 1989 to fund future pension liabilities currently and to amortize the Commonwealth's unfunded liabilities over 40 years. The funding schedule must provide for annual payments in each of the ten years ending fiscal 1998 which are at least equal to the total estimated pay-as-you-go pension costs in each year. As a result of this requirement, the funding requirements for fiscal 1996, 1997 and 1998 are estimates to be increased to approximately $1.007 billion, $1.061 billion and $1.128 billion, respectively.

  Litigation. The Commonwealth is engaged in various lawsuits involving environmental and related laws, including an action brought on behalf of the U.S. Environmental Protection Agency alleging violations of the Clean Water Act and seeking to enforce the clean-up of Boston Harbor. The MWRA, successor in liability to the Metropolitan District Commission, has assumed primary responsibility for developing and implementing a court-approved plan for the construction of the treatment facilities necessary to achieve compliance with federal requirements. Under the Clean Water Act, the Commonwealth may be liable for costs of compliance in these or any other Clean Water cases if the MWRA or a municipality is prevented from raising revenues necessary to comply with a judgment. The MWRA currently projects that the total cost of construction of the treatment facilities required under the court's order is approximately $3.562 billion in current dollars, with approximately $840 billion to be spent on or after December 31, 1995. On October 18, 1995, the court entered an order which reduced the MWRA's obligation to build certain additional secondary treatment facilities, which is estimated by the MWRA will save ratepayers approximately $165 million.

  The Department of Public Welfare has been sued for the alleged unlawful denial of personal care attendant services to certain disabled Medicaid recipients. The Superior Court has denied the plaintiff's motion for preliminary injunction and class certification. If the plaintiffs were to prevail on their claims and the Commonwealth were required to provide all of the services sought by the plaintiffs to all similarly situated persons, it would substantially increase the annual cost to the Commonwealth. The Department of Public Welfare currently estimates this increase to be as much as $200 million per year.

  There are also actions pending in which recipients of human services benefits, such as welfare recipients, the mentally retarded, the elderly, the handicapped, children, residents of state hospitals and inmates of corrections institutions, seek expanded levels of services and benefits and in which providers of services to such recipients challenge the rates at which they are reimbursed by the Commonwealth. To the extent that such actions result in judgments requiring the Commonwealth to provide expanded services or benefits or pay increased rates, additional operating and capital expenditures might be needed to implement such judgments.

  In 1995, the Spaulding Rehabilitation Hospital ("Spaulding") filed an action to enforce an agreement to acquire its property by eminent domain in connection with the Central Artery/Third Harbor Tunnel Project. If successful, Spaulding could recover the fair market value of its property in addition to its relocation costs with respect to its personal property. Spaulding has signed interrogatories indicating that it believes that the property is worth more than $60 million.

  The Commonwealth faces an additional potential liability of approximately $40 million in connection with a taking by the Massachusetts Highway Department related to the relocation of Northern Avenue in Boston.

  In addition there are several tax matters in litigation which could result in significant refunds to taxpayers if decisions unfavorable to the Commonwealth are rendered. In Commissioner of Revenue v. BayBank Middlesex, the Commonwealth appealed an Appellate Tax Board ruling that granted abatements to 12 Massachusetts banks for tax years 1984 to 1990. The Appellate Tax Board decision held that the measure of bank excise tax did not include certain income from tax exempt obligations. On January 24, 1996, the Supreme Judicial Court affirmed the Appellate Tax Board's decision. The potential liability is approximately $55 million, including similarly situated banks and tax years after 1990. Approximately $70 million in taxes and interest are at issue in several other cases are pending.


  A variety of other civil suits pending against the Commonwealth may also affect its future liabilities. These include challenges to the Commonwealth's allocation of school aid under Section 9C of Chapter 29 of the General Laws. No prediction is possible as to the ultimate outcome of these proceedings.

  On March 22, 1995, the Supreme Judicial Court held in Perini Corporation v. Commission of Revenues that certain deductions from the net worth measure of the Massachusetts corporate excise tax violate the Commerce Clause of the United States Constitution. On April 30, 1996, the Supreme Judicial Court entered a partial final judgment implementing its decision for tax years ending prior to January 1, 1995. The Department of Revenue estimates that tax revenues in the amount of $40 million to $55 million may be abated as a result of the partial final judgment. On May 13, 1996, the Court entered an order for judgment and memorandum concerning relief for tax years ending on or after January 1, 1996. The Department of Revenue is estimating the fiscal impact of that ruling.

  Many factors, in addition to those cited above, do or may have a bearing upon the financial condition of the Commonwealth, including social and economic conditions, many of which are not within the control of the Commonwealth.

  Expenditure and Tax Limitation Measures. Limits have been established on state tax revenues by legislation approved by the Governor on October 25, 1986 and by an initiative petition approved by the voters on November 4, 1986. The legislation passed by an initiative petition established a state tax revenue growth limit for each fiscal year. Any excess in state tax revenue collections over the prescribed limit is to be applied as a proportional credit against the personal income tax liability of all taxpayers in the Commonwealth. The legislation passed by the October 1986 legislation established a state tax revenue growth limit for each fiscal year using a different measure. Tax revenues in fiscal 1991 through fiscal 1995 were lower than the limit set by the limitations and the Executive Office for Administration and Finance currently estimates that same tax revenues in fiscal 1996 will not teach the limit imposed by either of these statutes.

  In November 1980, voters approved Proposition 2 1/2, a statewide limitation initiative, to constrain levels of property taxation and to limit the certain charges and fees imposed on cities and towns. Under the terms of Proposition 2 1/2, the increase in the property tax levy is limited to the lesser of: 1) 2.5% over the previous year's levy plus any growth in the tax base attributable to certain new construction and 2) 2.5% of the full and fair cash value of the real estate and personal property therein. Proposition 2 1/2 does permit communities, with voter approval, to assess taxes in excess of its levy limit for certain reasons, including payment of specified debt service costs. Legislation has also been enacted providing for certain local option taxes. A voter initiative petition approved at the statewide general election in November, 1990 regulates the distribution of Local Aid of no less than 40% of collections from individual income taxes, sales and use taxes, corporate excise taxes, and the balance of the state lottery fund to cities and towns. Local Aid payments expressly remain subject to annual appropriation, and fiscal 1992, fiscal 1993, fiscal 1994 and fiscal 1995 appropriations for Local Aid did not meet, and fiscal 1996 appropriations for Local Aid do not meet, the levels set forth in the initiative law.

  Estate Tax Revisions. The fiscal 1993 budget included legislation which gradually phases out the current Massachusetts estate tax and replaces it with a "sponge tax" in 1997. The "sponge tax" is based on the maximum amount of the credit for state taxes allowed for federal estate tax purposes. The estate tax is phased out by means of annual increases in the basic exemption from the original $200,000 level. The exemption is increased to $300,000 for 1993, $400,000 for 1994, $500,000 for 1995 and $600,000 for 1996. In addition, the legislation includes a full marital deduction starting July 1, 1994. The marital deduction had been limited to 50% of the Massachusetts adjusted gross estate. The static fiscal impact of the phase out of the estate tax was estimated to be approximately $24.8 million in fiscal 1994 and approximately $72.5 million in fiscal 1995.

  Other Issuers of Massachusetts Obligations. There are a number of state agencies, instrumentalities and political subdivisions of the Commonwealth that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the Commonwealth. The brief summary above does not address, nor does it attempt to address, any difficulties and the financial situations of those other issuers of Massachusetts Obligations.

  These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series, portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

  No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

  Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for Federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

TEMPORARY INVESTMENTS

  The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable "temporary investments." Temporary investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable temporary investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  The Funds may invest in the following federally tax-exempt temporary investments:

    Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

    Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

    Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

    Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

    Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

    Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

  Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

  While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

  The Funds may also invest in the following taxable temporary investments:

    U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

    --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

    --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

    --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

  U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

  Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

  Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

  Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

  Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT

  The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of its Board of Trustees. The Trust currently has eight trustees, two of whom are "interested persons" (as the term "interested persons" is defined in the Investment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk.

                                      POSITIONS
                                     AND OFFICES                   PRINCIPAL OCCUPATIONS
NAME AND ADDRESS               AGE   WITH TRUST                    DURING PAST FIVE YEARS
----------------               ---   -----------                   ----------------------
Timothy R. Schwertfeger*       47  Chairman and     Chairman since July 1, 1996 of The John Nuveen
 333 West Wacker Drive              Trustee          Company, John Nuveen & Co. Incorporated, Nuveen
 Chicago, IL 60606                                   Advisory Corp. and Nuveen Institutional Advisory
                                                     Corp.; prior thereto Executive Vice President and
                                                     Director of The John Nuveen Company (since March
                                                     1992), John Nuveen & Co. Incorporated, Nuveen
                                                     Advisory Corp. (since October 1992) and Nuveen
                                                     Institutional Advisory Corp. (since October 1992).
Anthony T. Dean*               51  President and    President since July 1, 1996 of The John Nuveen
 333 West Wacker Drive              Trustee          Company, John Nuveen & Co. Incorporated, Nuveen
 Chicago, IL 60606                                   Advisory Corp. and Nuveen Institutional Advisory
                                                     Corp.; prior thereto, Executive Vice President and
                                                     Director of The John Nuveen Company (since March
                                                     1992), John Nuveen & Co. Incorporated, Nuveen
                                                     Advisory Corp. (since October 1992) and Nuveen
                                                     Institutional Advisory Corp. (since October 1992).
Lawrence H. Brown              62   Trustee         Retired (August 1989) as Senior Vice President of
 201 Michigan Avenue                                 The Northern Trust Company.
 Highwood, IL 60040
Robert P. Bremner              56   Trustee         Private Investor and Management Consultant.
 3725 Huntington Street, N.W.
 Washington, D.C. 20015
Anne E. Impellizzeri           64   Trustee         President and Chief Executive Officer of Blanton-
 3 West 29th Street                                  Peale Institute (since December 1990); prior
 New York, NY 10001                                  thereto, Vice President of New York City
                                                     Partnership (from 1987 to 1990).
Margaret K. Rosenheim          70   Trustee         Helen Ross Professor of Social Welfare Policy,
 969 East 60th Street                                School of Social Service Administration,
 Chicago, IL 60637                                   University of Chicago.
Peter R. Sawers                63   Trustee         Adjunct Professor of Business and Economics,
 22 The Landmark                                     University of Dubuque, Iowa; Adjunct Professor,
 Northfield, IL 60093                                Lake Forest Graduate School of Management, Lake
                                                     Forest, Illinois (since January 1992); prior
                                                     thereto, Executive Director, Towers Perrin
                                                     Australia (management consultant); Chartered
                                                     Financial Analyst; Certified Management
                                                     Consultant.
William J. Schneider           52   Trustee         Senior Partner, Miller-Valentine Partners, Vice
 4000 Miller-Valentine Ct.                           President, Miller-Valentine Realty, Inc.
 P.O. Box 744
 Dayton, OH 45401
William M. Fitzgerald          32   Vice President  Vice President of Nuveen Advisory Corp. (since
 333 West Wacker Drive                               December 1995); Assistant Vice President of Nuveen
 Chicago, IL 60606                                   Advisory Corp. (from September 1992 to December
                                                     1995), prior thereto Assistant Portfolio Manager
                                                     of Nuveen Advisory Corp. (from June 1988 to
                                                     September 1992).
Kathleen M. Flanagan           49   Vice President  Vice President of John Nuveen & Co. Incorporated.
 333 West Wacker Drive
 Chicago, IL 60606


                                       POSITIONS
                                      AND OFFICES        PRINCIPAL OCCUPATIONS
NAME AND ADDRESS             AGE      WITH TRUST         DURING PAST FIVE YEARS
----------------             ---      -----------        ----------------------
J. Thomas Futrell            41      Vice President      Vice President of Nuveen Advisory Corp.
 333 West Wacker Drive
 Chicago, IL 60606

Steven J. Krupa              39      Vice President      Vice President of Nuveen Advisory Corp.
 333 West Wacker Drive
 Chicago, IL 60606

Anna R. Kucinskis            50      Vice President      Vice President of John Nuveen & Co. Incorporated.
 333 West Wacker Drive
 Chicago, IL 60606

Larry W. Martin              45      Vice President      Vice President (since September 1992), and Assistant Secretary
 333 West Wacker Drive                                    and Assistant General Counsel of John Nuveen & Co.
 Chicago, IL 60606                                        Incorporated; Vice President (since May 1993) and Assistant
                                                          Secretary of Nuveen Advisory Corp.; Vice President (since
                                                          May 1993) and Assistant Secretary (since January 1992) of
                                                          Nuveen Institutional Advisory Corp.; Assistant Secretary of
                                                          The John Nuveen Company (since February 1993).

Edward F. Nield, IV          31      Vice President      Vice President (since September 1996), previously Assistant Vice
 One South Main Street                                    President (since December 1993) of Nuveen Advisory Corp.,
 Dayton, OH 45402                                         portfolio manager prior thereto (since January 1992); Vice
                                                          President (since September 1996), previously Assistant Vice
                                                          President (since May 1995) of Nuveen Institutional Advisory
                                                          Corp., portfolio manager prior thereto (since January 1992).

O. Walter Renfftlen          57      Vice President      Vice President and Controller of the John Nuveen Company
 333 West Wacker Drive                                    (since March 1992), John Nuveen & Co. Incorporated,
 Chicago, IL 60606                                        Nuveen Advisory Corp. and Nuveen Institutional Advisory
                                                          Corp.

Thomas C. Spalding, Jr.      45      Vice President      Vice President of Nuveen Advisory Corp. and Nuveen
  333 West Wacker Drive                                   Institutional Advisory Corp.; Chartered Financial Analyst.
  Chicago, IL 60606

H. William Stabenow          62      Vice President      Vice President and Treasurer of the John Nuveen Company
 333 West Wacker Drive                                    (since March 1992), John Nuveen & Co. Incorporated,
 Chicago, IL 60606                                        Nuveen Advisory Corp. and Nuveen Institutional Advisory
                                                          Corp, (since January 1992).

Gifford R. Zimmerman         40      Vice President      Vice President (since September 1992), Assistant Secretary and
 333 West Wacker Drive                                    Assistant General Counsel of John Nuveen & Co.
 Chicago, IL 60606                                        Incorporated; Vice President (since May 1993) and Assistant
                                                          Secretary of Nuveen Advisory Corp.; Vice President (since
                                                          May 1993) and Assistant Secretary (since January 1992) of
                                                          Nuveen Institutional Advisory Corp.


   Anthony Dean, Margaret Rosenheim and Timothy Schwertfeger serve as members of the Executive Committee of the Board of Trustees. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

   The trustees of the Trust are also directors or trustees, as the case may be, of 9 other Nuveen open-end funds and 52 Nuveen closed-end funds.

  The following table sets forth estimated compensation paid or accrued by the Trust to each of the trustees of the Trust for the first full fiscal year and the total compensation that all Nuveen Funds paid to each trustee during the calendar year 1996. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust.

                                                                     TOTAL
                                                   AGGREGATE      COMPENSATION
                                                 COMPENSATION    FROM TRUST AND
                                                FROM THE SERIES   FUND COMPLEX
      NAME OF TRUSTEE                            OF THIS TRUST  PAID TO TRUSTEES
      ---------------                           --------------- ----------------
      Robert P. Bremner........................     $1,448(3)       $20,500(3)
      Lawrence H. Brown........................     $3,237          $58,500
      Anne E. Impellizzeri.....................     $3,237          $58,500
      Margaret K. Rosenheim....................     $3,579(2)       $66,315(1)
      Peter R. Sawers..........................     $3,237          $58,500
      William S. Schneider.....................     $1,518(3)       $21,500(3)

--------
(1) Includes $1,565 in interest accrued on deferred compensation from prior years.
(2) Includes $324 in interest accrued on deferred compensation from prior years.

(3) As a trustee of the Flagship Funds, for the 12 month period ended May 31, 1996.

  Each trustee who is not affiliated with Nuveen or Nuveen Advisory receives a fee. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen.

  The officers and directors of each Fund, in the aggregate, own less than 1% of the shares of the Fund.

  The following table sets forth the percentage ownership of each person, who, as of January 3, 1997, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.

                                                                    PERCENTAGE
NAME OF FUND AND CLASS              NAME AND ADDRESS OF OWNER      OF OWNERSHIP
----------------------              -------------------------      ------------
Nuveen Flagship New York Municipal
 Bond Fund                          MLPF&S for the sole benefit of     33.01%
 Class A Shares...................  its customers
                                    Attn Fund Administration
                                    4800 Deer Lake Dr. E FL 3
                                    Jacksonville FL 32246-6484
Nuveen Flagship New York Municipal
 Bond Fund                          MLPF&S for the sole benefit of     46.56
 Class C Shares...................  its customers
                                    Attn Fund Administration
                                    4800 Deer Lake Dr. E FL 3
                                    Jacksonville FL 32246-6484
                                    Prudential Securities Inc. FBO      7.83
                                    Ms Hanifa Omerhodzic
                                    170 Windom Ave
                                    Orchard Park NY 14127-1518

                                                                   PERCENTAGE
NAME OF FUND AND CLASS              NAME AND ADDRESS OF OWNER     OF OWNERSHIP
----------------------              -------------------------     ------------
Nuveen Flagship New York Municipal
 Bond Fund                          BHC Securities Inc.               8.34%
 Class R Shares.................... FAO 70001464
                                    Attn: Mutual Funds
                                    One Commerce Square
                                    2005 Market Street
                                    Suite 1200
                                    Philadelphia, PA 19103
Nuveen New York Insured Municipal
 Bond Fund                          BHC Securities Inc.              14.87
 Class A Shares.................... FAO 70015729
                                    Attn: Mutual Funds
                                    One Commerce Square
                                    2005 Market Street
                                    Suite 1200
                                    Philadelphia, PA 19103N
                                    FSC FEBO # OSN-710261             7.44
                                    Beverly S. Greenberg
                                    150 E. 69th St. Apt. 15B
                                    New York, NY 10021
Nuveen New York Insured Municipal
 Bond Fund                          Arlene Krasnoff                  11.47
 Class C Shares.................... 21707 82nd Ave.
                                    Queens Village, NY 11427-1103
                                    Ruth Preston &                    8.68
                                     Sara P. Costello &
                                     Patricia N. Kohl
                                    JT TEN WROS NOT TC
                                    2 Middleton Rd.
                                    Greenport, NY 11944-1115
                                    Donaldson Lufkin Jenrette         7.53
                                    Securities Corporation Inc.
                                    PO Box 2052
                                    Jersey City, NJ 07303-9998
                                    Harriette Rosenbloom              5.83
                                    3777 Independence Ave.
                                    Bronx, NY 10463-1409
Nuveen New York Insured Municipal
 Bond Fund                          BHC Securities Inc.              22.64
 Class R Shares.................... FAO 70001770
                                    Attn: Mutual Funds
                                    One Commerce Square
                                    2005 Market Street
                                    Suite 1200
                                    Philadelphia, PA 19103

                                                                      PERCENTAGE
NAME OF FUND AND CLASS  NAME AND ADDRESS OF OWNER                    OF OWNERSHIP
----------------------  -------------------------                    ------------
Nuveen Flagship New
 Jersey Municipal Bond  MLPF&S for the sole benefit of                  13.93%
 Fund                   its customers
 Class A Shares........ Attn Fund Administration
                        4800 Deer Lake Dr E FL 3
                        Jacksonville, FL 32246-6484
Nuveen Flagship New
 Jersey Municipal Bond  William G. Osborne                              20.12
 Fund                   % Aurachem Corp.
 Class C Shares........ South 3R & Somerset St.
                        PO Box 471
                        Harrison, NJ 07029-0471
                        Alvin H. Frankel Agent for                       7.32
                        Louise I. Grill
                        U/POA DTD Jun 17 94
                        601 Haddon Ave
                        Collingswood, NJ 08108-3703
                        Donaldson Lufkin Jenrette                        5.33
                        Securities Corporation Inc
                        PO Box 2052
                        Jersey City, NJ 07303-9998
Nuveen Flagship New
 Jersey Intermediate    Merrill Lynch Pierce Fenner &                   22.65
 Municipal Bond Fund     Smith for the sole benefit of its customers
 Class A Shares........ Attn Fund Administration
                        4800 Deer Lake Dr E FL 3
                        Jacksonville, FL 32246-6484
Nuveen California
 Municipal Bond Fund    NFSC FEBO # OFP-002135                          19.56
 Class C Shares........ Michele Chiapella
                        103 Northwood Commons
                        Chico, CA 95926
                        Paul R. Hoeber                                  19.53
                        611 Bay St. Apt. 4
                        San Francisco, CA 94133-1619
                        Elizabeth Pazdra                                12.73
                        3829 State Highway 49
                        Placerville, CA 95667-6301
                        John C. MacGregor-Scott Tr                       6.19
                        UA JUN 22 87
                        MacGregor-Scott Rev Fam Trust
                        720 W Camino Real Ave.
                        Arcadia, CA 91007-7839
                        David Neil Daniels &                             5.23
                         Judy Curry Daniels Trs
                        UA JAN 13 94
                        Daniels Revocable Trust
                        305 Tioga Ct
                        Palo Alto, CA 94306-4543

                                                                          PERCENTAGE
NAME OF FUND AND CLASS   NAME AND ADDRESS OF OWNER                       OF OWNERSHIP
----------------------   -------------------------                       ------------
Nuveen California
 Municipal Bond Fund     Smith Barney Shearson                               5.08%
 Class R Shares........  00119601999
                         388 Greenwich Street
                         New York, NY 10013
Nuveen California                                                            5.63
 Insured Municipal Bond  Smith Barney Shearson Inc
 Fund                    00152919411
 Class A Shares........  388 Greenwich Street
                         New York, NY 10013
Nuveen Flagship
 Connecticut Municipal   MLPF&S for the Sole Benefit &                      26.46
 Bond Fund                of its Customers
 Class A Shares........  Attn; Fund Administration
                         4800 Deer Lake Dr E FL 3
                         Jacksonville, FL 32246-6484
Nuveen Flagship
 Connecticut Municipal   Merrill Lynch Pierce Fenner                        38.38
 Bond Fund                & Smith for the sole benefit of its customers
 Class C Shares........  Attn: Fund Administration
                         4800 Deer Lake Dr E Fl 3
                         Jacksonville, FL 32246-6484
Nuveen Massachusetts
 Municipal Bond Fund     NFSC FEBO #OC8-412740                               6.31
 Class A Shares........  Barbara Polverari
                         PO Box 30
                         W Springfield, MA 01090
                         Smith Barney Inc.                                   6.04
                         00162105158
                         388 Greenwich Street
                         New York, New York 10013
                         Montgomery Securities                               5.18
                         752-08450-12
                         Attn: Mutual Funds - 4th Floor
                         600 Montgomery Street
                         San Francisco, CA 94111
Nuveen Massachusetts
 Municipal Bond Fund     Hudson L. Matson                                   15.43
 Class C Shares........  39 Griggs Rd.
                         Sutton, MA 01590-1015
                         Swastika Sengupta                                   9.20
                         23 Loumar Dr. # 2
                         Pittsfield, MA 01201-5932
                         Mary H. Melville                                    9.19
                         4 Paul Revere Rd.
                         Worcester MA 01609-1210
                         Loren Robbins                                       7.00
                         51 Main St.
                         N. Chelmsford, MA 01863-1628
                         Anthony Macolini                                    5.75
                         17 Nossdale Rd.
                         Jamaica Plain, MA 02130-3022

                                                                   PERCENTAGE
NAME OF FUND AND CLASS            NAME AND ADDRESS OF OWNER       OF OWNERSHIP
----------------------            -------------------------       ------------
                                  Charles G. Allen, Jr. Tr.           5.34%
                                  UA MAR 05 54
                                  UW Flora A. Generess
                                  FBO Charles G. Allen Jr. Et al
                                  221 James St. #65
                                  Barre, MA 01005-8805
Nuveen Massachusetts Insured
 Municipal Bond Fund              NFSC FEBO # DKR-016039              6.44
 Class A Shares.................. Allen Wrightington
                                  Mary Ann Wrightington
                                  93 Micajah Pond
                                  Plymouth, MA 02360
                                  Gerald W. Mahoney &
                                   Elaine Mahoney Tr                  5.72
                                  UA 10/05/94
                                  Mahoney Rev. Trust
                                  162 Oakland St.
                                  Fall River, MA 02720-6114
Nuveen Massachusetts Insured
 Municipal Bond Fund              Edward D. Jones and Co. FAO        12.73
 Class C Shares.................. George A. Dauteuil &
                                   Pauline Dauteuil
                                  EDJ# 258-03788-1-4
                                  P.O. Box 2500
                                  Maryland Heights, MD 63043-8500
                                  Ruth Biller
                                  51 Oak Rd.                         12.54
                                  Canton, MA 02021-2625
                                  Rose E. Frisch
                                  3 Hillside Pl.                     11.54
                                  Cambridge, MA 02140-3617
                                  Daniel M. Flynn &
                                   Kathleen F. Flynn                 11.28
                                  JT TEN WROS NOT TC
                                  232 North Rd.
                                  Hampden, MA 01036-9659
                                  John Sullivan
                                  6 Margaret St.                     11.26
                                  Boston, MA 02113-2523
                                  Theodora C. Roy                     5.95
                                  148 Mountain Rd.
                                  Holyoke MA 01040-9523
                                  Magdalene S. Kapuscienski &
                                   Gene S. Kapuscienski               5.01
                                  JT TEN WROS NOT TC
                                  15 D Country Club Lane
                                  Milford, MA 01757

INVESTMENT ADVISER AND INVESTMENT
MANAGEMENT AGREEMENT

  Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

  Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds has agreed to pay an annual management fee at the rates set forth below:

AVERAGE DAILY NET ASSET VALUE FEE                                 MANAGEMENT FEE
---------------------------------                                 --------------
For the first $125 million.......................................  .5500 of 1%
For the next $125 million........................................  .5375 of 1%
For the next $250 million........................................  .5250 of 1%
For the next $500 million........................................  .5125 of 1%
For the next $1 billion..........................................  .5000 of 1%
For assets over $2 billion.......................................  .4750 of 1%

  Nuveen Advisory will waive through July 31, 1997 all or a portion of its management fee or reimburse certain expenses of the California, California Insured, Massachusetts, Massachusetts Insured, New Jersey, New York and New York Insured Municipal Bond Funds in order to prevent total operating expenses (including Nuveen Advisory's fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, any asset-based distribution or service fees and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 (.975 for insured Funds) of 1% of average daily net asset value of any class of shares of those Funds.

  Nuveen Advisory has agreed to waive some or all of its fees or reimburse expenses to prevent total operating expenses (not counting distribution and service fees) from exceeding 0.75% of average daily net assets of the New York, California, and Massachusetts Funds, and 0.975% of average daily net assets of the New York Insured, California Insured, and Massachusetts Insured Funds. For the New Jersey, New Jersey Intermediate, Connecticut, and the California Intermediate Funds, Nuveen Advisory has committed through at least 1998 to waive fees or reimburse expenses to the extent necessary to maintain a dividend level competitive with that of similar funds, and has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

                          MANAGEMENT FEES NET OF EXPENSE  FEE WAIVERS AND EXPENSE
                           REIMBURSEMENT PAID TO NUVEEN       REIMBURSEMENTS
                           ADVISORY FOR THE YEAR ENDED      FOR THE YEAR ENDED
                         -------------------------------- -----------------------
                          1/31/94    1/31/95    1/31/96   1/31/94 1/31/95 1/31/96
                         ---------- ---------- ---------- ------- ------- -------
New Jersey Municipal
 Bond Fund.............. $   85,065    156,717    152,929 61,303  54,105  115,121

  For the last three fiscal years, the New York Municipal Bond Fund, the New York Insured Municipal Bond Fund, the California Municipal Bond Fund, the California Insured Municipal Bond Fund, the Massachusetts Municipal Bond Fund, and the Massachusetts Insured Municipal Bond Fund paid net management fees to Nuveen Advisory as follows:

                         MANAGEMENT FEES NET OF EXPENSE FEE WAIVERS AND EXPENSE
                          REIMBURSEMENT PAID TO NUVEEN      REIMBURSEMENTS
                          ADVISORY FOR THE YEAR ENDED     FOR THE YEAR ENDED
                         ------------------------------ -----------------------
                          2/28/94    2/28/95   2/29/96  2/28/94 2/28/95 2/29/96
                         ---------- --------- --------- ------- ------- -------
New York Municipal Bond
 Fund................... $  688,156   786,847   852,809 34,007   4,556  29,700
New York Insured
 Municipal Bond Fund.... $1,968,122 1,921,472 1,940,010      0   1,767       0
California Municipal
 Bond Fund.............. $1,130,541 1,123,360 1,199,571      0   3,483   3,302
California Insured
 Municipal Bond Fund.... $1,053,393 1,073,336 1,156,993      0   2,697   1,695
Massachusetts Municipal
 Bond Fund.............. $  320,135   370,394   366,859 37,413  17,319  59,879
Massachusetts Insured
 Municipal Bond Fund.... $  295,357   302,241   346,952      0   1,148     788

  For the last three fiscal years, the New Jersey Intermediate Municipal Bond Fund, the California Intermediate Municipal Bond Fund, and the Connecticut Municipal Bond Fund paid net management fees to Flagship Financial, predecessor to Nuveen Advisory as follows:

                                MANAGEMENT FEES NET OF
                                EXPENSE REIMBURSEMENT
                                   PAID TO FLAGSHIP     FEE WAIVERS AND EXPENSE
                                FINANCIAL FOR THE YEAR      REIMBURSEMENTS
                                        ENDED             FOR THE YEAR ENDED
                               ------------------------ -----------------------
                               5/31/94  5/31/95 5/31/96 5/31/94 5/31/95 5/31/96
                               -------- ------- ------- ------- ------- -------
New Jersey Intermediate
 Municipal Bond Fund.......... $      0       0       0  40,542  45,333 101,996
California Intermediate
 Municipal Bond Fund.......... $      0       0       0       0       0       0
Connecticut Municipal Bond
 Fund......................... $255,441 396,094 421,811 768,360 615,631 636,447

  As discussed in the Prospectus, in addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.

  Nuveen Advisory is a wholly owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), the Funds' principal underwriter. Founded in 1898, Nuveen is the oldest and largest investment banking firm specializing in the underwriting and distribution of tax-exempt securities and maintains the largest research department in the investment banking community devoted exclusively to the analysis of municipal securities. In 1961, Nuveen began sponsoring the Nuveen Tax-Exempt Unit Trust and since that time has issued more than $36 billion in tax-exempt unit trusts, including over $12 billion in tax-exempt insured unit trusts. In addition, Nuveen open-end and closed-end funds held approximately $35 billion in tax-exempt securities under management as of the date of this Statement. Over 1,000,000 individuals have invested to date in Nuveen's tax-exempt funds and trusts. Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

  Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department. The Nuveen Research Department reviews more than $100 billion in municipal bonds every year.

  The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

PORTFOLIO TRANSACTIONS

  Nuveen Advisory, in effecting purchases and sales of portfolio securities for the account of each Fund, will place orders in such manner as, in the opinion of management, will offer the best price and market for the execution of each transaction. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

  The Funds expect that all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

  Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

  Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

  As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of those Funds' shares by The Chase Manhattan Bank, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the New York Stock Exchange (the "Exchange") is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.

  In determining net asset value for the Funds, each Fund's custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. The pricing service values portfolio securities at the mean between the quoted bid and asked price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

FEDERAL INCOME TAX MATTERS

  The following discussion of federal income tax matters is based upon the advice of Fried, Frank, Harris, Shriver & Jacobson, counsel to the Trust.

  Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must derive less than 30% of its annual gross income from the sale or other disposition of any of the following which was held for less than three months: (i) stock or securities and (ii) certain options, futures, or forward contracts (the "short-short test"). Third, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

  As a regulated investment company, a Fund will not be subject to federal income tax in any taxable year for which it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). A Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). However, if a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any capital gain, such Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed capital gains included in the shareholder's gross income. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain.

  Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

  Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes. See "Investment Policies and Investment Portfolio; Portfolio Securities."

  Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below.

  If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

  If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

  Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, is expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

  Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution.

  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

  The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, a shareholder's gain or loss will be long-term gain or loss if the shares have been held for more than one year. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed at a maximum marginal rate of 28%, while short-term capital gains and other ordinary income will be taxed at a maximum marginal rate of 39.6%. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate may be higher in certain circumstances.

  All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

  In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax.

  If in any year a Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

  Among the requirements that a Fund must meet in order to qualify under Subchapter M in any year is that less than 30% of its gross income must be derived from the sale or other disposition of securities and certain other assets held for less than three months.

  Because the Funds may invest in private activity bonds, the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.

  Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, such as bonds issued to make loans for housing purposes or to private entities (but not for certain tax-exempt organizations such as universities and non-profit hospitals), is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from Municipal Obligations subject to the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to shareholders to the extent that their tax liability is determined under the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations subject to the federal alternative minimum tax.

  In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

  Tax-exempt income, including exempt-interest dividends paid by a Fund, will be added to the taxable income of individuals receiving social security or railroad retirement benefits in determining whether a portion of that benefit will be subject to federal income tax.

  The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund is not deductible. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

  The Funds are required in certain circumstances to withhold 31% of taxable dividends and certain other payments paid to non-corporate holders of shares who have not furnished to the Funds their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding.

  The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

STATE TAX MATTERS

  The discussion of tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include capital gain distributions in their income for state tax purposes. The tax discussion summarizes general state tax laws which are currently in effect and are subject to change by legislative or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax adviser for more detailed information about state taxes to which they may be subject.

NEW YORK

  The following is a general, abbreviated summary of certain provisions of the applicable New York tax law as presently in effect as it directly governs the taxation of resident individual, corporate, and unincorporated business shareholders of the New York Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes, other than New York City taxes, that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to New York Fund transactions.

  The following is based on the assumptions that the New York Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause New York Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the New York Fund's shareholders.

  The New York Fund will be subject to the New York State corporate franchise tax and the New York City general corporation tax only if it has a sufficient nexus with New York State or New York City. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions by the New York Fund that are attributable to interest on any obligation of New York and its political subdivisions or to interest on obligations of U.S. territories and possessions that are exempt from state taxation under federal law will not be subject to the New York State personal income tax or the New York City personal income or unincorporated business taxes. Distributions by the New York Fund that are attributable to interest on obligations of the United States or its instrumentalities ("Federal Obligations") will be exempt from the New York State personal income tax or the New York City personal income or unincorporated business taxes only if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of Federal Obligations. The New York Fund does not expect to meet this requirement, however, and such distributions will be subject to tax. All other distributions, including distributions attributable to capital gains, will be subject to the New York State personal income tax and the New York City personal income and unincorporated business taxes.

  All distributions from the New York Fund, regardless of source, will increase the taxable base of shareholders subject to the New York State franchise tax or the New York City general corporation tax.

  Gain from the sale, exchange, or other disposition of shares of the New York Fund will be subject to the New York State personal income and franchise taxes and the New York City personal income, unincorporated business, and general corporation taxes.

  Shares of the New York Fund may be subject to the New York State estate tax if owned by a New York decedent at the time of death.

NEW JERSEY

  The following is a general, abbreviated summary of certain provisions of the applicable New Jersey tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the New Jersey Funds. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to transactions of the New Jersey Funds.

  The following is based on the assumptions that the New Jersey Funds will qualify under Subchapter M of the Code as regulated investment companies and under New Jersey law as qualified investment funds, that they will satisfy the conditions which will cause New Jersey Funds' distributions to qualify as exempt-interest dividends to shareholders, and that they will distribute all interest and dividends they receive to the New Jersey Funds' shareholders.

  The New Jersey Funds will be subject to the New Jersey corporation business tax or the New Jersey corporation income tax only if it has a sufficient nexus with New Jersey. If it is subject to either tax, it does not expect to pay a material amount of either tax.

  Distributions by the New Jersey Funds that are attributable to interest or gains on any obligation of New Jersey or its political subdivisions or to interest or gains on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the New Jersey gross income tax. All other distributions will be subject to the New Jersey gross income tax.

  All distributions from the New Jersey Funds, regardless of source, will increase the taxable base of shareholders subject to the New Jersey corporation business tax or the New Jersey corporation income tax.

  Gain on the sale, exchange, or other disposition of shares of the New Jersey Funds will not be subject to the New Jersey gross income tax. Conversely, losses from such transactions may not be used to offset New Jersey taxable gains. Gains from such transactions will be subject to the New Jersey corporation income tax.

  Shares of the New Jersey Funds may be subject to the New Jersey inheritance tax or the New Jersey estate tax if owned by a New Jersey decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning New Jersey and local tax matters.

CALIFORNIA

  The following is a general, abbreviated summary of certain provisions of the applicable California tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the California Funds. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to transactions of the California Funds.

  The following is based on the assumptions that the California Funds will qualify under Subchapter M of the Code as regulated investment companies, that they will satisfy the conditions which will cause distributions of the California Funds to qualify as exempt-interest dividends to shareholders, and that they will distribute all interest and dividends they receive to the California Funds' shareholders.

  The California Funds will not be subject to the California corporate franchise tax. The California Funds will be subject to the California corporate income tax only if it has a sufficient nexus with California. If it is subject to the California corporate income tax, it does not expect to pay a material amount of such tax.

  Distributions by the California Funds that are attributable to interest on any obligation of California and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the California personal income tax. All other distributions, including distributions attributable to capital gains, will be subject to the California personal income tax.

  All distributions of California Funds to corporate shareholders, regardless of source, will be subject to the California corporate franchise tax.

  Gain on the sale, exchange, or other disposition of shares of the California Funds will be subject to the California personal income and corporate franchise taxes.

  Shares of the California Funds may be subject to the California estate tax if held by a California decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning California tax matters.

CONNECTICUT

  The following is a general, abbreviated summary of certain provisions of the applicable Connecticut tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Connecticut Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Connecticut Fund transactions.

  The following is based on the assumptions that the Connecticut Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Connecticut Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Connecticut Fund's shareholders.

  The Connecticut Fund will be subject to the Connecticut corporation business tax only if it has a sufficient nexus with Connecticut. If it is subject to that tax, it does not expect to pay a material amount of such tax.

  Distributions from the Connecticut Fund that are attributable to interest or gain on any obligation of Connecticut and its political subdivisions ("Connecticut Obligations") or to interest on obligations of U.S. territories and possessions that are exempt from state taxation under federal law will not be subject to the Connecticut personal income tax. Distributions from the Connecticut Fund that are attributable to interest on obligations of the United States or its instrumentalities ("Federal Obligations") will be exempt from the Connecticut personal income tax only if, at the close of each quarter of its taxable year, the Connecticut Fund holds at least 50% of its gross assets in Federal Obligations. The Connecticut Fund does not expect to meet this requirement, however, and such distributions will be subject to tax. All other distributions, including distributions attributable to capital gain (other than capital gain on Connecticut Obligations), will be subject to the Connecticut personal income tax.

  All distributions from the Connecticut Fund, regardless of source, will be subject to the Connecticut corporation business tax, but corporate shareholders may be permitted a dividends received deduction for a portion of Connecticut Fund distributions received.

  Gain on the sale, exchange, or other disposition of shares of the Connecticut Fund will be subject to the Connecticut personal income tax and the Connecticut corporation business tax.

  Shares of the Connecticut Fund may be subject to the Connecticut succession tax, the Connecticut transfer tax, and the Connecticut estate tax if owned by, or subject to a general power of appointment by, a Connecticut decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Connecticut and local tax matters.

MASSACHUSETTS

  The following is a general, abbreviated summary of certain provisions of the applicable Massachusetts tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Massachusetts Funds. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to the Massachusetts Funds' transactions.

  The following is based on the assumptions that the Massachusetts Funds will qualify under Subchapter M of the Code as regulated investment companies, that they will satisfy the conditions which will cause distributions of the Massachusetts Funds to qualify as exempt-interest dividends to shareholders, and that they will distribute all interest and dividends they receive to the Massachusetts Funds' shareholders.

  The Massachusetts Funds are not subject to the Massachusetts corporate excise tax, the Massachusetts franchise tax, or the Massachusetts income tax.

  Distributions by the Massachusetts Funds that are attributable to interest on or gain from the sale or exchange of any obligation of Massachusetts and its political subdivisions, agencies and instrumentalities or to interest on obligations of the United States and its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Massachusetts personal income tax. All other distributions will be subject to the Massachusetts personal income tax.

  Distributions by the Massachusetts Funds, regardless of source, are subject to the Massachusetts excise tax.

  Gain on the sale, exchange, or other disposition of shares of the Massachusetts Funds will be subject to the Massachusetts personal income and corporate excise tax.

  Shares of the Massachusetts Funds may be subject to the Massachusetts estate tax if owned by a Massachusetts decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Massachusetts state and local tax matters.

PERFORMANCE INFORMATION

  The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

  In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:


                            Yield=2[(a-b +1)/6/ -1]
                                      cd

  In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.20%.

  In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

  Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated combined federal and state income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

  The taxable equivalent yields quoted below are based upon (1) the stated combined federal and state income tax rates and (2) the yields for the 30-day period quoted in the left-hand column. None of the Funds had Class B Shares outstanding as of the date of this Statement of Additional Information.

                                               AS OF JULY 31, 1996
                                    ------------------------------------------
                                           COMBINED FEDERAL       TAXABLE
                                    YIELD AND STATE TAX RATE* EQUIVALENT YIELD
                                    ----- ------------------- ----------------
      New Jersey Municipal Bond
      Fund
        Class A Shares............. 4.78%        43.5%             8.46%
        Class C Shares............. 4.25%        43.5%             7.52%
        Class R Shares............. 5.24%        43.5%             9.27%
                                              AS OF AUGUST 31, 1996
                                    ------------------------------------------
                                           COMBINED FEDERAL       TAXABLE
                                    YIELD AND STATE TAX RATE* EQUIVALENT YIELD
                                    ----- ------------------- ----------------
      New York Municipal Bond
      Fund**
        Class A Shares............. 4.69%        43.5%             8.30%
        Class C Shares............. 4.13%        43.5%             7.31%
        Class R Shares............. 5.14%        43.5%             9.10%
      New York Insured Municipal
      Bond Fund**
        Class A Shares............. 4.30%        43.5%             7.61%
        Class C Shares............. 3.73%        43.5%             6.60%
        Class R Shares............. 4.74%        43.5%             8.39%
      California Municipal Bond
      Fund
        Class A Shares............. 4.53%        45.0%             8.24%
        Class C Shares............. 3.96%        45.0%             7.20%
        Class R Shares............. 4.98%        45.0%             9.05%
      California Insured Municipal
      Bond Fund
        Class A Shares............. 4.45%        45.0%             8.09%
        Class C Shares............. 3.88%        45.0%             7.05%
        Class R Shares............. 4.90%        45.0%             8.91%
      Massachusetts Municipal Bond
      Fund
        Class A Shares............. 4.42%        47.0%             8.34%
        Class C Shares............. 3.85%        47.0%             7.26%
        Class R Shares............. 4.87%        47.0%             9.19%
      Massachusetts Insured
       Municipal Bond Fund
        Class A Shares............. 4.03%        47.0%             7.60%
        Class C Shares............. 3.45%        47.0%             6.51%
        Class R Shares............. 4.47%        47.0%             8.43%
                                             AS OF NOVEMBER 30, 1996
                                    ------------------------------------------
                                           COMBINED FEDERAL       TAXABLE
                                    YIELD AND STATE TAX RATE* EQUIVALENT YIELD
                                    ----- ------------------- ----------------
      New Jersey Intermediate
       Municipal Bond Fund
        Class A Shares............. 4.03%        43.5%             7.13%
        Class C Shares............. N/A          N/A               N/A
        Class R Shares............. N/A          N/A               N/A
      California Intermediate
       Municipal Bond Fund
        Class A Shares............. N/A          N/A               N/A
        Class C Shares............. N/A          N/A               N/A
        Class R Shares............. N/A          N/A               N/A
      Connecticut Municipal Bond
       Fund
        Class A Shares............. 4.64%        42.5%             8.07%
        Class C Shares............. 4.30%        42.5%             7.48%
        Class R Shares............. N/A          N/A               N/A

--------
   * The combined tax rates used in these tables represent the highest or one of the highest combined tax rates applicable to state taxpayers, rounded to the nearest .5%; these rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.
  ** Reflects a combined federal, state and New York City tax rate.

  For additional information concerning taxable equivalent yields, see the Taxable Equivalent Yields tables in the Prospectus.

  The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen UITs, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

  The distribution rates as of the period quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.20%, were as follows:

                                                              JULY 31, 1996
                                                         -----------------------
                                                           DISTRIBUTION RATES
                                                         -----------------------
                                                         CLASS A CLASS C CLASS R
                                                         ------- ------- -------
      New Jersey Municipal Bond Fund....................  4.77%   4.22%   5.21%
                                                             AUGUST 31, 1996
                                                         -----------------------
                                                           DISTRIBUTION RATES
                                                         -----------------------
                                                         CLASS A CLASS C CLASS R
                                                         ------- ------- -------
      New York Municipal Bond Fund......................  5.10%   4.56%   5.60%
      New York Insured Municipal Bond Fund..............  4.79%   4.24%   5.23%
      California Municipal Bond Fund ...................  5.00%   4.46%   5.49%
      California Insured Municipal Bond Fund............  4.82%   4.26%   5.27%
      Massachusetts Municipal Bond Fund.................  4.94%   4.44%   5.42%
      Massachusetts Insured Municipal Bond Fund.........  4.82%   4.29%   5.27%
                                                            NOVEMBER 30, 1996
                                                         -----------------------
                                                           DISTRIBUTION RATES
                                                         -----------------------
                                                         CLASS A CLASS C CLASS R
                                                         ------- ------- -------
      New Jersey Intermediate Bond Fund.................  4.65%   N/A       N/A
      California Intermediate Municipal Bond Fund.......  N/A     N/A       N/A
      Connecticut Municipal Bond Fund...................  4.98%   4.67%     N/A

  Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

  Total returns for the oldest class of each fund reflect actual performance for all periods. For other classes existing prior to February 1, 1997, total returns reflect actual performance for periods since class inception, and the oldest class's performance for periods prior to inception, adjusted for the differences in sales charges and fees between the classes. For classes created on February 1, 1997, total returns reflect the oldest class's performance for all periods, adjusted for the differences in sales charges and fees between the classes.

  The inception dates for each class of the Funds' shares are as follows:

                                                               INCEPTION DATES
                                                              ------------------
      New Jersey Municipal Bond Fund
        Class A Shares.......................................  September 6, 1994
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................  September 6, 1994
        Class R Shares.......................................      July 26, 1991
      New York Municipal Bond Fund
        Class A Shares.......................................  September 6, 1994
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................  September 6, 1994
        Class R Shares.......................................  December 10, 1986
      New York Insured Municipal Bond Fund
        Class A Shares.......................................  September 6, 1994
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................  September 6, 1994
        Class R Shares.......................................  December 10, 1986
      California Municipal Bond Fund
        Class A Shares.......................................  September 6, 1994
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................  September 6, 1994
        Class R Shares.......................................       July 1, 1986
      California Insured Municipal Bond Fund
        Class A Shares.......................................  September 6, 1994
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................  September 6, 1994
        Class R Shares.......................................       July 1, 1986
      Massachusetts Municipal Bond Fund
        Class A Shares.......................................  September 6, 1994
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................  September 6, 1994
        Class R Shares.......................................  December 10, 1986
      Massachusetts Insured Municipal Bond Fund
        Class A Shares.......................................  September 6, 1994
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................  September 6, 1994
        Class R Shares.......................................  December 10, 1986
      New Jersey Intermediate Municipal Bond Fund
        Class A Shares....................................... September 16, 1992
        Class C Shares.......................................   February 1, 1997
        Class R Shares.......................................   February 1, 1997
      Connecticut Municipal Bond Fund
        Class A Shares.......................................      July 13, 1987
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................    October 4, 1993
        Class R Shares.......................................   February 1, 1997

  The annual total return figures for the New Jersey Municipal Bond Fund, including the effect of the maximum sales charge for Class A shares, for the one-year and five-year periods (as applicable) ended July 31, 1996 and for the period from inception through July 31, 1996, were:

                                          ANNUAL TOTAL RETURN
                               ------------------------------------------
                                 ONE YEAR     FIVE YEARS   FROM INCEPTION
                                   ENDED         ENDED        THROUGH
                               JULY 31, 1996 JULY 31, 1996 JULY 31, 1996
                               ------------- ------------- --------------
      New Jersey Municipal
       Bond Fund
        Class A Shares........     1.23%          N/A          5.79%
        Class B Shares........     5.01%          N/A          6.09%
        Class C Shares........     4.87%          N/A          6.05%
        Class R Shares........     6.01%          N/A          7.10%

  The annual total return figures for the New York Municipal Bond Fund, the New York Insured Municipal Bond Fund, the Massachusetts Municipal Bond Fund, and the Massachusetts Insured Municipal Bond Fund, including the effect of the maximum sales charge for Class A shares, for the one-year and five-year periods (as applicable) ended August 31, 1996 and for the period from inception through August 31, 1996 were as follows:

                                     ANNUAL TOTAL RETURN
                               -------------------------------
                                  ONE YEAR       FIVE YEARS    FROM INCEPTION
                                    ENDED           ENDED          THROUGH
                               AUGUST 31, 1996 AUGUST 31, 1996 AUGUST 31, 1996
                               --------------- --------------- ---------------
      New York Municipal Bond
       Fund
        Class A Shares........      1.26%           6.42%           6.72%
        Class B Shares........      4.98%           6.65%           6.61%
        Class C Shares........      5.00%           6.65%           6.53%
        Class R Shares........      5.98%           7.67%           7.50%
      New York Insured
       Municipal Bond Fund
        Class A Shares........      0.78%           6.17%           6.34%
        Class B Shares........      4.45%           6.36%           6.22%
        Class C Shares........      4.33%           6.35%           6.14%
        Class R Shares........      5.45%           7.37%           7.09%
      Massachusetts Municipal
       Bond Fund
        Class A Shares........      1.10%           6.32%           5.85%
        Class B Shares........      4.69%           6.43%           5.68%
        Class C Shares........      4.68%           6.40%           5.57%
        Class R Shares........      5.69%           7.44%           6.56%
      Massachusetts Insured
       Municipal Bond Fund
        Class A Shares........      0.58%           6.00%           6.01%
        Class B Shares........      4.23%           6.18%           5.86%
        Class C Shares........      4.12%           6.11%           5.76%
        Class R Shares........      5.23%           7.19%           6.76%

  The annual total return figures for the California Municipal Bond Fund and the California Insured Municipal Bond Fund, including the effect of the maximum sales charge for Class A Shares, for the one-year, five-year, and ten-year periods (as applicable) ended August 31, 1996, and for the period from inception through August 31, 1996 were as follows:

                                             ANNUAL TOTAL RETURN
                               -----------------------------------------------
                                  ONE YEAR       FIVE YEARS      TEN  YEARS    FROM INCEPTION
                                    ENDED           ENDED           ENDED          THROUGH
                               AUGUST 31, 1996 AUGUST 31, 1996 AUGUST 31, 1996 AUGUST 31, 1996
                               --------------- --------------- --------------- ---------------
      California Municipal
       Bond Fund
        Class A Shares........      1.80%           5.62%           6.42%           6.63%
        Class B Shares........      5.64%           5.86%           6.27%           6.49%
        Class C Shares........      5.47%           5.79%           6.23%           6.44%
        Class R Shares........      6.65%           6.86%           7.18%           7.38%
      California Insured
       Municipal Bond Fund
        Class A Shares........      1.73%           6.11%           6.37%           6.52%
        Class B Shares........      5.44%           6.25%           6.22%           6.37%
        Class C Shares........      5.41%           6.12%           6.10%           6.23%
        Class R Shares........      6.45%           7.26%           7.08%           7.22%

  The annual total return figures for the New Jersey Intermediate Bond Fund, including the effect of the maximum sales charge for Class A shares, for the one-year and five-year periods ended November 30, 1996 and for the period from inception through November 30, 1996; and for the Connecticut Municipal Bond Fund, including the effect of the maximum sales charge for Class A Shares, for the one-year period ended November 30, 1996 for the Class A Shares and the Class C Shares, and for the five-year period for the Class A Shares, and for the period since inception through November 30, 1996 were as follows:

                                                ANNUAL TOTAL RETURN
                               -----------------------------------------------------
                                   ONE YEAR         FIVE YEARS      FROM INCEPTION
                                     ENDED             ENDED            THROUGH
                               NOVEMBER 30, 1996 NOVEMBER 30, 1996 NOVEMBER 30, 1996
                               ----------------- ----------------- -----------------
      New Jersey Intermediate
       Municipal Bond Fund
        Class A Shares........       1.19%             N/A               5.94%
        Class C Shares........       3.96%             N/A               6.34%
        Class R Shares........       4.32%             N/A               6.72%
      Connecticut Municipal
       Bond Fund
        Class A Shares........       1.31%             6.50%             7.01%
        Class B Shares........       5.18%             6.84%             7.00%
        Class C Shares........       5.18%             6.80%             6.89%
        Class R Shares........       5.76%             7.42%             7.50%

  Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period. Cumulative total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

  The cumulative total return figures for the New Jersey Municipal Bond Fund, including the effect of the maximum sales charge for the Class A Shares, for the one-year and five-year periods ended July 31, 1996, and for the period since inception through July 31, 1996, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above were as follows:

                                 CUMULATIVE TOTAL RETURN
                                 -----------------------
                                                                  FROM
                                 ONE YEAR                       INCEPTION
                                   ENDED          FIVE YEARS     THROUGH
                                 JULY 31,           ENDED       JULY 31,
                                   1996         JULY 31, 1996     1996
                                 --------       -------------   ---------
      New Jersey Municipal Bond
       Fund
        Class A Shares..........         1.23%              N/A  28.28%
        Class B Shares..........         5.01%              N/A  29.86%
        Class C Shares..........         4.87%              N/A  29.66%
        Class R Shares..........         6.01%              N/A  35.44%

  The cumulative total return figures for the New York Municipal Bond Fund, the New York Insured Municipal Bond Fund, the Massachusetts Municipal Bond Fund, and the Massachusetts Insured Municipal Bond Fund, including the effect of the maximum sales charge for the Class A Shares, for the one-year and five-year periods (as applicable) ended August 31, 1996, and for the period since inception through August 31, 1996 were as follows:

                                                CUMULATIVE TOTAL RETURN
                                          ------------------------------------
                                           ONE YEAR  FIVE YEARS    FROM
                                            ENDED      ENDED    INCEPTION
                                          AUGUST 31, AUGUST 31, AUGUST 31,
                                             1996       1996       1996
                                          ---------- ---------- ----------
      New York Municipal Bond Fund
        Class A Shares...................   1.26%      36.50%     87.81%
        Class B Shares...................   4.98%      38.02%     85.98%
        Class C Shares...................   5.00%      37.99%     84.67%
        Class R Shares...................   5.98%      44.72%    101.51%
      New York Insured Municipal Bond
       Fund
        Class A Shares...................    .78%      34.94%     81.52%
        Class B Shares...................   4.45%      36.14%     79.43%
        Class C Shares...................   4.33%      36.04%     78.09%
        Class R Shares...................   5.45%      42.73%     94.32%
      Massachusetts Municipal Bond Fund
        Class A Shares...................   1.10%      35.86%     73.54%
        Class B Shares...................   4.69%      36.56%     70.81%
        Class C Shares...................   4.68%      36.36%     69.04%
        Class R Shares...................   5.69%      43.20%     85.17%
      Massachusetts Insured Municipal
       Bond Fund
        Class A Shares...................    .58%      33.83%     76.11%
        Class B Shares...................   4.23%      34.95%     73.66%
        Class C Shares...................   4.12%      34.51%     72.12%
        Class R Shares...................   5.23%      41.50%     88.45%

  The cumulative total return figures for the California Municipal Bond Fund and the California Insured Municipal Bond Fund, including the effect of the maximum sales charge for the Class A Shares, for the one-year, five-year, and ten-year periods (as applicable) ended August 31, 1996, and for the period since inception were as follows:

                                              CUMULATIVE TOTAL RETURN
                                    -------------------------------------------
                                                                        FROM
                                     ONE YEAR  FIVE YEARS TEN YEARS  INCEPTION
                                      ENDED      ENDED      ENDED     THROUGH
                                    AUGUST 31, AUGUST 31, AUGUST 31, AUGUST 31,
                                       1996       1996       1996       1996
                                    ---------- ---------- ---------- ----------
      California Municipal Bond
       Fund
        Class A Shares ...........    1.80%      31.44%     86.28%     92.15%
        Class B Shares............    5.64%      32.97%     83.67%     89.47%
        Class C Shares............    5.47%      32.49%     83.05%     88.59%
        Class R Shares............    6.65%      39.39%    100.00%    106.39%
      California Insured Municipal
       Bond Fund
        Class A Shares ...........    1.73%      34.55%     85.46%     90.01%
        Class B Shares............    5.44%      35.44%     82.88%     87.37%
        Class C Shares............    5.41%      34.61%     80.74%     84.95%
        Class R Shares............    6.45%      42.00%     98.18%    103.13%

  The cumulative total return figures for the New Jersey Intermediate Municipal Bond Fund, the California Intermediate Municipal Bond Fund, and the Connecticut Municipal Bond Fund, including the effect of the maximum sales charge for the Class A Shares, for the one-year period ended November 30, 1996, and for the period since inception through November 30, 1996, respectively, were as follows:

                                              CUMULATIVE TOTAL RETURN
                                       --------------------------------------
                                                                     FROM
                                         ONE YEAR    FIVE YEARS   INCEPTION
                                          ENDED        ENDED       THROUGH
                                       NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
                                           1996         1996         1996
                                       ------------ ------------ ------------
      New Jersey Intermediate
       Municipal Bond Fund
        Class A Shares................     1.19%         N/A        27.49%
        Class C Shares................     3.96%         N/A        29.50%
        Class R Shares................     4.32%         N/A        31.43%
      Connecticut Municipal Bond Fund
        Class A Shares................     1.31%       37.04%       88.79%
        Class B Shares................     5.18%       39.19%       88.63%
        Class C Shares................     5.18%       38.92%       86.81%
        Class R Shares................     5.76%       43.05%       97.07%

  Calculation of taxable equivalent total return is also not subject to a prescribed formula. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

  Using the 47.0% maximum marginal tax rate for 1997, the annual taxable equivalent total return for the Massachusetts Municipal Bond Fund's shares for the five-year period ended August 31, 1996 with respect to the Class R shares was 12.65%.

  Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price. This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

  In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

  Each Fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U. S. Government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. Government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

  There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Fund primarily invests in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

  The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND
REDEMPTION OF FUND SHARES

  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

  Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

  Shareholders of each class will shares expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

REDUCTION OR ELIMINATION OF UP-FRONT SALES CHARGE ON CLASS A SHARES

  Cumulative Discount. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Municipal Mutual Fund, or units of a Nuveen unit trust, on which an up-front sales charge or ongoing distribution fee is imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. You or your financial adviser must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

  Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Municipal Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Municipal Mutual Fund or a Nuveen Unit Trust or otherwise.

  By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

  You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

  Reinvestment of Nuveen Unit Trust Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various unit trusts sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

  Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Municipal Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has been in existence for more than six months, has a purpose other than investment, has five or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

  Under any group purchase program, the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant is $25, and the minimum monthly investment in Class A Shares of any particular Fund or portfolio for all participants in the program combined is $1,000. No certificates will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

  To establish a group purchase program, both the group itself and each participant must fill out special application materials, which the group administrator may obtain from the group's financial adviser, by checking the applicable box on the enclosed Application Form or by calling Nuveen toll-free
(800) 621-7227.

  Reinvestment of Redemption Proceeds from Unaffiliated Funds. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen. You must provide appropriate documentation that the redemption occurred not more than 60 days prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

  Special Sales Charge Waivers. Class A Shares of a Fund may be purchased at net asset value without a sales charge, and Class R Shares may be purchased, by the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and Flagship Funds;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

  Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after the date of purchase. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

  Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

  Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

  In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses and their children under 21 years of age); or (3) all purchases made through a group purchase program as described above.

  The reduced sales charge programs may be modified or discontinued by the Funds at any time upon prior written notice to shareholders of the Funds.

  For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 621-7227.

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

  Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

  In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, and then in the reverse order in which the shares were purchased, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or money market Fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is calculated based on the lower of the redeemed shares' cost or net asset value at the time of the redemption and is deducted from the redemption proceeds. Nuveen receives the amount of any CDSC shareholders pay. If Class A or Class C shares subject to a CDSC are exchanged for shares of a Nuveen money market fund, the CDSC would be imposed on the subsequent redemption of those money market shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the CDSC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable CDSC would be reduced in accordance with applicable SEC rules by the amount of any 12b-1 plan payments to which those money market funds shares may be subject.

  The CDSC may be waived or reduced under the following six special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; and 6) redemptions made pursuant to a Fund's automatic withdrawal plan, up to specified amounts. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

GENERAL MATTERS

  The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

  To help advisers and investors better understand and most efficiently use the Fund to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

  Exchanges of shares of a Fund for shares of a Nuveen money market fund may be made on days when both funds calculate a net asset value and make shares available for public purchase. Shares of the Nuveen money market funds may be purchased on days on which the Federal Reserve Bank of Boston is normally open for business. In addition to the holidays observed by the Fund, the Nuveen money market funds observe and will not make fund shares available for purchase on the following holidays: Martin Luther King's Birthday, Columbus Day and Veterans Day.

  Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net asset value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

  Shares will be registered in the name of the investor or the investor's financial adviser. A change in registration or transfer of shares held in the name of a financial adviser may only be made by an order in good form from the financial adviser acting on the investor's behalf. Share certificates will only be issued upon written request to Shareholder Services, Inc., the Funds' transfer agent. No share certificates will be issued for fractional shares.

  For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Fund Shares" in the Prospectus.

  Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust IV, dated February 1, 1997 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

  The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen, Inc. (or Flagship Financial, Inc. which Nuveen acquired on

January 1, 1997) for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.

                                 YEAR ENDED               YEAR ENDED               YEAR ENDED
                              JANUARY 31, 1996         JANUARY 31, 1995         JANUARY 31, 1994
                          ------------------------ ------------------------ ------------------------
                           AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT
                          UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY
                          COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN
FUND                      ------------ ----------- ------------ ----------- ------------ -----------
New Jersey Fund.........      241           16         255           35          527          76
                                 YEAR ENDED               YEAR ENDED               YEAR ENDED
                             FEBRUARY 29, 1996        FEBRUARY 28, 1995        FEBRUARY 28, 1994
                          ------------------------ ------------------------ ------------------------
                           AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT
                          UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY
                          COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN
FUND                      ------------ ----------- ------------ ----------- ------------ -----------
New York Fund...........      272           33         428           64          989         146
New York Insured Fund...      450           71         850          126        3,018         411
California Fund.........      221           33         370           60          949         148
California Insured Fund.      357           56         517           93        1,421         209
Massachusetts Fund......       96           12         170           20          430          52
Massachusetts Insured
 Fund...................      113           14         147           24          435          66
                                 YEAR ENDED               YEAR ENDED               YEAR ENDED
                                MAY 31, 1996             MAY 31, 1995             MAY 31, 1994
                          ------------------------ ------------------------ ------------------------
                           AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT
                          UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY
                          COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN
FUND                      ------------ ----------- ------------ ----------- ------------ -----------
New Jersey Intermediate
 Fund...................       19            4          31            6          118          20
California Intermediate
 Fund...................        0            0           0            0            0           0
Connecticut Fund........      349           47         447           60        1,033         138

DISTRIBUTION AND SERVICE PLAN

  The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

  The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

  The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

  Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

  For the fiscal year ended January 31, 1996 with respect to the New Jersey Municipal Bond Fund, the fiscal year ended February 29, 1996 with respect to the New York Municipal Bond Fund and New York Insured Municipal Bond Fund, the California Municipal Bond Fund, the California Insured Municipal Bond Fund, the Massachusetts Municipal Bond Fund, and the Massachusetts Insured Municipal Bond Fund, and the fiscal year ended May 31, 1996 with respect to the New Jersey Intermediate Bond Fund, the California Intermediate Municipal Bond Fund, and the Connecticut Municipal Bond Fund, 100% of service fees and distribution fees were paid out as compensation to Authorized Dealers. For such periods, the service fee for the New York Municipal Bond Fund, the New York Insured Municipal Bond Fund, the New Jersey Municipal Bond Fund, the California Municipal Bond Fund, the California Insured Municipal Bond Fund, the Massachusetts Municipal Bond Fund, and the Massachusetts Insured Municipal Bond Fund was .25% for both Class A and Class C Shares and the distribution fee was
 .75% for Class C Shares. For such periods, the service fee for the New Jersey Intermediate Fund, the California Intermediate Municipal Bond Fund, and the Connecticut Municipal Bond Fund Class C Shares was .20% and the distribution fee was .40% for the Class A Shares and .75% for the Class C Shares.

                                                          COMPENSATION PAID TO
                                                         AUTHORIZED DEALERS FOR
                                                           END OF FISCAL 1996
                                                         ----------------------
New York Municipal Bond Fund (2/29/96)
  Class A...............................................        $26,638
  Class C...............................................        $ 4,101
New York Insured Municipal Bond Fund (2/29/96)
  Class A...............................................        $42,326
  Class C...............................................        $ 8,893
New Jersey Municipal Bond Fund (1/31/96)
  Class A...............................................        $16,159
  Class C...............................................        $ 7,121
New Jersey Intermediate Municipal Bond Fund (5/31/96)
  Class A...............................................        $36,470
  Class C...............................................            N/A
California Municipal Bond Fund (2/29/96)
  Class A...............................................        $19,006
  Class C...............................................        $ 4,155
California Insured Municipal Bond Fund (2/29/96)
  Class A...............................................        $25,512
  Class C...............................................        $ 6,916
California Intermediate Municipal Bond Fund (5/31/96)
  Class A...............................................            N/A
  Class C...............................................            N/A

                                                           COMPENSATION PAID TO
                                                          AUTHORIZED DEALERS FOR
                                                            END OF FISCAL 1996
                                                          ----------------------
Connecticut Municipal Bond Fund (5/31/96)
  Class A................................................       $ 818,000
  Class C................................................       $  62,142
Massachusetts Municipal Bond Fund (2/29/96)
  Class A................................................       $   6,732
  Class C................................................       $   2,609
Massachusetts Insured Municipal Bond Fund (2/29/96)
  Class A................................................       $   8,932
  Class C................................................       $   5,438

  Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

  Arthur Andersen LLP, independent public accountants, 33 West Monroe Street, Chicago Illinois 60603 has been selected as auditors for the New York Municipal Bond Fund, the New York Insured Municipal Bond Fund, the New Jersey Municipal Bond Fund, the New Jersey Intermediate Municipal Bond Fund, the California Municipal Bond Fund, the California Insured Municipal Bond Fund, the Massachusetts Municipal Bond Fund, and the Massachusetts Insured Municipal Bond Fund. Deloitte & Touche LLP, independent public accountants, 1700 Courthouse Plaza N.E., Dayton, Ohio 45402 has been selected as auditors for the California Intermediate Municipal Bond Fund and the Connecticut Municipal Bond Fund. In addition to audit services, the auditors will provide consultation and assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their respective reports with respect thereto, and are included in reliance upon the authority of that firm in giving that report.

  The custodian of the Funds' assets is The Chase Manhattan Bank, 770 Broadway, New York, New York 10003. The custodian performs custodial, fund accounting, portfolio accounting, shareholder, and transfer agency services.

FINANCIAL STATEMENTS

  The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Reports and the unaudited financial statements for the most recent semi-annual period for each fund appear in the Fund's Semi-Annual Reports, each is included herein by reference. The Annual Reports and the Semi-annual Reports accompany this Statement of Additional Information.

APPENDIX A

RATINGS OF INVESTMENTS

  The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

  The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

  Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

  Set forth below is additional information regarding the various Fund's defensive hedging techniques and use of repurchase agreements.

FUTURES AND INDEX TRANSACTIONS

  Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

  The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

  The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

  Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

  Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

  The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

  Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

INDEX CONTRACTS

  Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

  Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

  Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

REPURCHASE AGREEMENTS

  A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

  The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

                                                                   [NUVEEN LOGO]





Nuveen Tax-Free
Mutual Funds                                    [PHOTOGRAPH APPEARS HERE]

Dependable tax-free
income for generations


CALIFORNIA

CALIFORNIA INSURED

MASSACHUSETTS

MASSACHUSETTS INSURED

NEW YORK

NEW YORK INSURED

OHIO






SEMIANNUAL REPORT/AUGUST 31, 1996

  CONTENTS

  3  Dear shareholder

  5  Answering your questions

  8  Fund performance

 12  Portfolio of investments

 59  Statement of net assets

 61  Statement of operations

 63  Statement of changes in net assets

 67  Notes to financial statements

 78  Financial highlights

Dear
shareholder

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]

" Municipal bonds continue to play an important role in meeting the investment goals of conservative investors."

As I begin my duties as the new chairman and chief executive officer of John Nuveen & Co. Incorporated and chairman of the board of the Nuveen mutual funds, I am pleased to have this opportunity to report to you on the performance of your funds. My experience at Nuveen over the past 19 years has shaped my commitment to maintaining Nuveen's tradition of value investing and prudent management. Our goal is to help our shareholders meet their need for tax-free investment income with a full range of investment choices. We continue to focus on providing attractive levels of income, diversification, and professional research-oriented management, in the belief that this focus will contribute to many more years of investment success for our fund shareholders. The performance of the mutual funds covered in this report demonstrates the ability of quality investments to provide attractive tax-free income. As of August 31, 1996, current yields on net asset values for R shares for these funds ranged from 4.51% to 5.11%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 7.05% on taxable alternatives. When state taxes are taken into account, the power of tax-free investing is even more apparent, increasing the required taxable-equivalent yield to a range of 7.98% to 8.71%. Taxable yields at this level on investments of comparable quality can be difficult to achieve in today's markets.
  Market appreciation of bonds in the portfolios further improved investors' overall experience for the 12 months ending August 31, 1996. Total returns on R shares, representing changes in net asset value and reinvestment of all dividends and capital gains, if any, ranged from 5.23% to 6.65%, equivalent to taxable investments with total returns of 9.38% to 10.73%.
  I would like to take this opportunity to share with you the news of some recent developments that will give Nuveen more flexibility to meet expanded investor needs for capital preservation, current income, and future growth. For nearly 100 years, we have offered products and services designed for the prudent investor, services that have grown over the years as a natural extension of our expertise in municipal bonds. We are now embarking on new endeavors, as we grow to serve the broader needs of today's conservative investor.
  In November, Nuveen will introduce the Nuveen Growth and Income Stock Fund, designed to provide a high-quality equity complement to our current municipal bond funds. The fund will be offered in affiliation with Institutional Capital Corporation (ICAP), an institutional equity management firm located in Chicago who shares Nuveen's values and investment management style. Tailor-made to address the needs of many Nuveen investors, the fund can play a critical role in achieving a balanced strategy for investors who expect their investments to provide a core element of their financial security.
  In addition, Nuveen plans to acquire Flagship Resources, Inc., a fixed-income mutual fund specialist based in Dayton, Ohio. Flagship is a firm that shares our views on the importance of research and emphasizes a conservative, value-oriented approach to portfolio management. The tax-exempt mutual fund activities of Flagship and Nuveen expect to be merged in January 1997, enabling us to offer more than 40 municipal funds, the broadest selection available in the U.S. Intermediate and limited term national funds as well as product offerings in 24 states, will provide more tax-free options to match investors' individual needs.
  We are excited about these recent developments, and we are pleased to be bringing Nuveen investors expanded options for achieving wealth preservation, dependable income, and long-term asset growth. We thank you for your continued confidence in Nuveen.

Sincerely,

Timothy R. Schwertfeger
Chairman of the Board
October 15, 1996

Answering your questions


Tom Spalding, head of Nuveen's portfolio management team, discusses the investment environment and recent factors affecting the municipal market

How did the municipal market perform over the past year?

Unlike the prior two years, 1996's bond market has not been easy to categorize. While 1994 represented the worst period in recent bond market history and 1995 the best in a decade, this year has seen a stream of mixed reports on the state of the economy that have alternately caused investors to view the markets with enthusiasm, then uncertainty. Despite this climate, the municipal bond market has rewarded investors with solid returns, dependable income, and opportunities to purchase bonds with strong credit quality. Over the past year, municipal bonds have continued to outperform Treasuries, an indication of the strength and resilience of this market segment.

What has been Nuveen's investment approach over the past year?

Nuveen continues to pursue its value investing strategy, a disciplined approach to security selection and portfolio construction designed to deliver above market performance by identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive relative to

[PHOTO OF TOM SPALDING]

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.

other bonds in the market. This approach was rewarded over the past year, as many of our portfolio holdings were upgraded by the national rating agencies, indicating that our Research Department's judgments about credit quality were on target.

  As opportunity allowed, we purchased bonds at discounts from their par value. These bonds, which have coupon rates slightly below market levels, are less likely to be called from our portfolios, assuring more stable yields for our investors.

What is your outlook for the municipal market?

A look at the current economy shows a combination of factors that historically bodes well for the bond market. Inflation continues at the same modest pace that it has demonstrated over the past five years. The Federal Reserve's decision to stand pat on short-term rates since January indicates that it believes inflation is under control. The economy continues to enjoy modest expansion, supported by generally level producer prices, low wage pressures, and a stable money supply. Fading worries about tax reform-and the potential effect of a flat tax proposal-have resulted in increased demand for tax-free products. New issuance of bonds remains adequate but modest, further supporting a favorable environment for investors.

What are some of the factors affecting dividend changes?

All Nuveen funds are structured to provide an attractive stream of tax-free income. For many investors, stability of income is another important objective. To help investors satisfy this objective, we set dividends on Nuveen funds conservatively, seeking a level that we expect will be sustainable for several months. Still, dividends ultimately depend on the overall earnings of each fund, which can be reduced by bond calls, fluctuations in interest rates, and other portfolio changes.

  When the Federal Reserve Board cut rates between July 1995 and January 1996, long-term municipal bond yields reacted by declining almost 130 basis points from their levels at the beginning of 1995. Current long-term rates are well below those at the start of the decade. As older, higher-yielding bonds are called from some portfolios, they must be replaced with the bonds available in the market today, reducing fund earnings. To minimize the effect of bond calls in the future, Nuveen has taken advantage of opportunities to invest in non-callable bonds as well as bonds priced at a discount from their par value.

NUVEEN CALIFORNIA
TAX-FREE VALUE FUND

CALIFORNIA





Shareholders have enjoyed relatively stable dividends. From time to time, adjustments in the monthly dividend are made to reflect the current earnings of the portfolio.





12 MONTH DIVIDEND HISTORY--R SHARES

 9/95 - .0480
10/95 - .0475
11/95 - .0475
12/95 - .0465
 1/96 - .0465
 2/96 - .0465
 3/96 - .0465
 4/96 - .0465
 5/96 - .0465
 6/96 - .0475
 7/96 - .0475
 8/96 - .0475

--------------------------------------------------------
FUND HIGHLIGHTS 8/31/96
--------------------------------------------------------
Current SEC yield on R Shares*                     8.03%
Taxable-equivalent yield on R Shares**             8.67%
12-mo. total return on R Shares*                   6.65%
Taxable-equivalent total return on R Shares       10.73%
Combined tax rate                                  42.0%
--------------------------------------------------------

The dividend history used in this chart constitutes past performances and does not necessarily predict the future dividends of the Fund.

See footnote on page 11.


NUVEEN CALIFORNIA INSURED
TAX-FREE VALUE FUND

CALIFORNIA INSURED




In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends.



12 MONTH DIVIDEND HISTORY--R SHARES

 9/95 - .0460   3/96 - .0460
10/95 - .0460   4/96 - .0460
11/95 - .0460   5/96 - .0460
12/95 - .0460   6/96 - .0460
 1/96 - .0460   7/96 - .0460
 2/96 - .0460   8/96 - .0460

--------------------------------------------------------
FUND HIGHLIGHTS 8/31/96
--------------------------------------------------------
Current SEC yield on R Shares*                     4.96%
Taxable-equivalent yield on R Shares**             8.55%
Annual total return on R Shares*                   6.45%
Taxable-equivalent total return on R Shares       10.40%
Combined tax rate                                  42.0%
--------------------------------------------------------

The dividend history used in this chart constitutes past performances and does not necessarily predict the future dividends of the Fund.

See footnote on page 11.

NUVEEN MASSACHUSETTS
TAX-FREE VALUE FUND

MASSACHUSETTS



The Fund adjusted its monthly tax-free dividend twice during the period as older, higher coupon bonds were called away and replaced with today's lower yielding bonds.



12 MONTH DIVIDEND HISTORY--R SHARES

 9/95 - .0455   3/96 - .0440
10/95 - .0455   4/96 - .0440
11/95 - .0455   5/96 - .0440
12/95 - .0450   6/96 - .0440
 1/96 - .0450   7/96 - .0440
 2/96 - .0450   8/96 - .0440

------------------------------------------------------
 FUND HIGHLIGHTS 8/31/96
------------------------------------------------------
Current SEC yield on R Shares*                  4.92%
Taxable-equivalent yield on R Shares**          8.71%
Annual total return on R Shares*                5.69%
Taxable-equivalent total return on R Shares    10.04%
Combined tax rate                               43.5%
------------------------------------------------------

The dividend history used in this chart constitutes past performances and does not necessarily predict the future dividends of the Fund.

See footnote on page 11.







NUVEEN MASSACHUSETTS INSURED
TAX-FREE VALUE FUND

MASSACHUSETTS INSURED



In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends.


12 MONTH DIVIDEND HISTORY--R SHARES

 9/95 - .0450   3/96 - .0450
10/95 - .0450   4/96 - .0450
11/95 - .0450   5/96 - .0450
12/95 - .0450   6/96 - .0450
 1/96 - .0450   7/96 - .0450
 2/96 - .0450   8/96 - .0450

-------------------------------------------------------
FUND HIGHLIGHTS 8/31/96
-------------------------------------------------------
Current SEC yield on R Shares*                    4.51%
Taxable-equivalent yield on R Shares**            7.98%
Annual total return on R Shares*                  5.23%
Taxable-equivalent total return on R Shares       9.38%
Combined tax rate                                 43.5%
-------------------------------------------------------

The dividend history used in this chart constitutes past performances and does not necessarily predict the future dividends of the Fund.

See footnote on page 11.

NUVEEN NEW YORK
TAX-FREE VALUE FUND

New York

In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends.

12 MONTH DIVIDEND HISTORY--R SHARES

[PERFORMANCE GRAPH APPEARS HERE]

 9/95 - .0485   3/96 - .0485
10/95 - .0485   4/96 - .0485
11/95 - .0485   5/96 - .0485
12/95 - .0485   6/96 - .0485
 1/96 - .0485   7/96 - .0485
 2/96 - .0485   8/96 - .0485

------------------------------------------------------------
 FUND HIGHLIGHTS 8/31/96
------------------------------------------------------------
 Current SEC yield on R Shares*                      5.11%

 Taxable-equivalent yield on R Shares**              8.59%

 Annual total return on R Shares*                    5.98%

 Taxable-equivalent total return on R Shares         9.90%

 Combined tax rate                                   40.5%
------------------------------------------------------------
The dividend history used in this chart constitutes past performances and does not necessarily predict the future dividends of the Fund.

See footnote on page 11.

NUVEEN NEW YORK INSURED
TAX-FREE VALUE FUND

NEW YORK INSURED

Shareholders enjoyed relatively stable dividends and a capital gains distribution in November. From time to time, adjustments in the monthly dividend are made to reflect the current earnings of the portfolio.

12 MONTH DIVIDEND HISTORY--R SHARES

[PERFORMANCE GRAPH APPEARS HERE]

 9/95 - .0460                        3/96 - .0460
10/95 - .0460                        4/96 - .0460
11/95 - .0750 (with Capital Gains)   5/96 - .0460
12/95 - .0460                        6/96 - .0450
 1/96 - .0460                        7/96 - .0450
 2/96 - .0460                        8/96 - .0450

------------------------------------------------------------
 FUND HIGHLIGHTS 8/31/96
------------------------------------------------------------
 Current SEC yield on R Shares*                      4.78%

 Taxable-equivalent yield on R Shares**              8.03%

 Annual total return on R Shares*                    5.45%

 Taxable-equivalent total return on R Shares         9.16%

 Combined tax rate                                   40.5%
------------------------------------------------------------

The dividend history used in this chart constitutes past performances and does not necessarily predict the future dividends of the Fund.

See footnote on page 11.

NUVEEN OHIO
TAX-FREE VALUE FUND

Ohio

In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends.

12 MONTH DIVIDEND HISTORY--R SHARES

[PERFORMANCE GRAPH APPEARS HERE]

 9/95 - .0470   3/96 - .0470
10/95 - .0470   4/96 - .0470
11/95 - .0470   5/96 - .0470
12/95 - .0470   6/96 - .0470
 1/96 - .0470   7/96 - .0470
 2/96 - .0470   8/96 - .0470

------------------------------------------------------------
 FUND HIGHLIGHTS 8/31/96
------------------------------------------------------------
 Current SEC yield on R Shares*                      4.90%

 Taxable-equivalent yield on R Shares**              8.31%

 Annual total return on R Shares*                    5.32%

 Taxable-equivalent total return on R Shares         9.20%

 Combined tax rate                                   41.0%
------------------------------------------------------------
The dividend history used in this chart constitutes past performances and does not necessarily predict the future dividends of the Fund.

See footnote on page 11.

* All shares issued prior to September 6, 1994, have been designated as Class R shares, which are currently available only for dividend reinvestment and certain other restricted situations. Please see Financial Highlights beginning on page 78 for additional data on Class A and Class C shares.

** An investor subject to the indicated income tax rate would have to receive this return from a fully taxable investment to equal the stated yield and total return on an after-tax basis.

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN CALIFORNIA TAX-FREE VALUE FUND


--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                         INGS*     PROVISIONS**           VALUE
--------------------------------------------------------------------------------------------------------------------------
$  3,200,000   California Statewide Cmntys Develop Auth Revenue Ctfs of
                Participation Series 1996 Methodist Hospital of Southern Calif,
                5.500%, 7/01/10                                                     AAA       7/06 at 102    $  3,106,272
   3,150,000   California Educational Facilities Authority Revenue Bonds
                (University of Southern California Project) Series 1989 A,
                7.200%, 10/01/15                                                     Aa      10/97 at 102       3,296,790
   4,500,000   California Educational Facilities Authority Revenue Bonds
                (University of San Francisco), Series 1996, 6.000%, 10/01/26        Aaa      10/06 at 102       4,544,010
               California Educational Facilities Authority, Revenue Bonds
                (Loyola Marymount University) Series 1996:
   1,380,000    5.875%, 10/01/16                                                    Aaa      10/06 at 102       1,379,917
   2,405,000    5.900%, 10/01/21 (DD)                                               Aaa      10/06 at 102       2,397,039
               California Health Facilities Financing Authority, Insured Health
                Facility Revenue Bonds (Small Facilities Pooled Loan Program),
                1994 Series B:
   3,000,000    7.400%, 4/01/14                                                       A       4/05 at 102       3,373,860
   3,635,000    7.500%, 4/01/22                                                       A       4/05 at 102       4,112,385
   3,750,000   California Health Facilities Financing Authority, Insured
                Revenue Bond (Sutter/CHS), 5.875%, 8/15/16                          Aaa       8/06 at 102       3,715,125
   1,700,000   California Health Facilities Financing Authority, Hospital
                Revenue Refunding Bonds (Sutter Health) Series 1989A,
                7.000%, 1/01/09                                                      A1       1/99 at 102       1,811,027
   2,000,000   California Health Facilities Financing Authority, Health Facility
                Revenue Bonds (Health Dimensions, Incorporated) 1990
                Series A, 7.500%, 5/01/15 (Pre-refunded to 5/01/00)                  Ba       5/00 at 102       2,235,740
   2,000,000   California Health Facilities Financing Authority, Health Facility
                Revenue Bonds (Sisters of Providence), Series 1990,
                7.500%, 10/01/10 (Pre-refunded to 10/01/00)                         AA-      10/00 at 102       2,250,520
   3,380,000   California Health Facilities Financing Authority, Kaiser
                Permanente, Revenue Bonds, 1990 Series A, 7.000%, 12/01/10           AA      12/00 at 102       3,681,699
   4,750,000   California Housing Finance Agency Home Mortgage Revenue
                Bonds, 1995 Series F, 5.950%, 8/01/14                               Aaa       8/05 at 102       4,749,715
   1,060,000   California State Public Works Board, High Technology Facilities
                Lease, The Regents of the University of California, San Diego
                Facility, 7.375%, 4/01/06                                            A1      No Opt. Call       1,127,490
   2,905,000   California Statewide Communities Development Authority,
                Senior Lien Multifamily Housing Revenue Bonds (Monte Vista
                Terrace), Series 1996A, 6.375%, 9/01/20                             AAA       9/06 at 100       2,931,929
   2,000,000   California Statewide Communities Development Authority,
                Certificates of Participation, Huntington Memorial Hospital,
                5.750%, 7/01/16                                                     AAA       7/06 at 102       1,963,860
   2,500,000   Certificates of Participation, California Statewide Communities
                Development Authority (Solheim Lutheran Home),
                6.500%, 11/01/17                                                      A      11/04 at 102       2,571,825
   3,000,000   Certificates of Participation, California Statewide Communities
                Development Authority, St. Joseph Health System Obligated
                Group, 6.500%, 7/01/15                                               Aa       7/04 at 102       3,131,430
--------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                         INGS*     PROVISIONS**           VALUE
--------------------------------------------------------------------------------------------------------------------------
$  8,470,000   State Public Works Board of the State of California Lease
                Revenue Bonds (The Trustees of The California State
                University), 1992 Series A (Various California State University
                Projects), 6.700%, 10/01/17                                           A      10/02 at 102    $  8,964,309
   5,000,000   State Public Works Board of the State of California Lease
                Revenue Bonds (The Trustees of The California State
                University), 1993 Series A (Various California State
                University Projects), 5.500%, 12/01/18                                A      12/03 at 102       4,616,850
   5,000,000   State Public Works Board of the State of California Lease
                Revenue Bonds (Department of Corrections) 1996 Series A
                (California Substance Abuse Treatment Facility and State
                Prison at Corcoran (Corcoran II)), 5.250%, 1/01/21                  Aaa       1/06 at 100       4,628,050
   5,900,000   State of California, Department of Water Resources, Central
                Valley Project, Water System Revenue Bonds, Series M,
                5.000%, 12/01/15                                                     Aa      12/03 at 101       5,252,829
   1,500,000   Insured Certificates of Participation (Channing House), Series
                1991A, ABAG Finance Authority For Nonprofit Corporations,
                7.125%, 1/01/21                                                       A       1/01 at 102       1,606,545
   2,035,000   Certificates of Participation (1991 Capital Improvement Project),
                Bella Vista Water District (California), 7.375%, 10/01/17           Baa      10/01 at 102       2,150,730
   7,000,000   Brea Redevelopment Agency (Orange County, California), 1993
                Tax Allocation Refunding Bonds (Redevelopment Project AB),
                5.500%, 8/01/17                                                     Aaa       8/03 at 102       6,629,490
   1,000,000   Carson Redevelopment Agency (California), Redevelopment
                Project Area No. 2, Refunding Tax Allocation Bonds, Series
                1993, 6.000%, 10/01/13                                              Baa      10/03 at 102         973,400
   2,000,000   Carson Redevelopment Agency (California), Redevelopment
                Project Area No. 1, Tax Allocation Bonds, Series 1993,
                6.000%, 10/01/16                                                   Baa1      10/03 at 102       1,942,000
   1,755,000   Central Joint Powers Health Financing Authority, Certificates of
                Participation, Series 1993 (Community Hospitals of Central
                California), 5.000%, 2/01/23                                          A       2/03 at 100       1,446,576
   2,000,000   Certificates of Participation, Insured Health Facility Revenue,
                (Sierra Sunrise Lodge) Series 1991A, 6.750%, 2/01/21                  A       2/01 at 102       2,079,360
   5,000,000   Contra Costa Water District (Contra Costa County, California),
                Water Revenue Refunding Bonds, Series F, 5.000%, 10/01/20           Aaa  10/02 at 101 1/2       4,416,250
   6,500,000   County of Contra Costa, Mortgage Revenue Refunding Bonds,
                Series 1993A (FHA Insured Mortgage Loan -- Cedar Pointe
                Apartments Project), 6.150%, 9/01/25                                AAA       9/03 at 103       6,543,420
   2,000,000   Hospital Revenue Certificates of Participation (Desert Hospital
                Corporation Project), Series 1990, 8.100%, 7/01/20
                (Pre-refunded to 7/01/00)                                           AAA       7/00 at 102       2,285,760
   3,200,000   Certificates of Participation, Desert Sands Unified School
                District (Capital Projects Program), Series 1995,
                5.750%, 3/01/20                                                     Aaa       3/05 at 102       3,141,376
--------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN CALIFORNIA TAX-FREE VALUE FUND -- CONTINUED


--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                         INGS*     PROVISIONS**           VALUE
--------------------------------------------------------------------------------------------------------------------------
$  1,950,000   East Bay Municipal Utility District (Alameda and Contra Costa
                Counties, California), Water System Subordinated Revenue
                Bonds, Series 1990, 7.500%, 6/01/18 (Pre-refunded to 6/01/00)       Aaa       6/00 at 102    $  2,185,268
   4,000,000   East Bay Municipal Utility District (Alameda and Contra Costa
                Counties, California), Water System Subordinated Revenue
                Bonds, Series 1991, 6.375%, 6/01/21 (Pre-refunded to 12/01/01)      Aaa      12/01 at 102       4,401,480
   2,500,000   Fontana Public Financing Authority (San Bernardino County,
                California), Tax Allocation Revenue Bonds (North Fontana
                Redevelopment Project), 1990 Series A, 7.250%, 9/01/20              BB+       9/00 at 102       2,441,750
   2,475,000   City of Loma Linda California, Hospital Revenue Bonds (Loma
                Linda University Medical Center Project), Series 1993-A,
                6.000%, 12/01/06                                                    BBB      12/03 at 102       2,435,549
   5,000,000   The Community Redevelopment Agency of the City of
                Los Angeles, California, Multifamily Housing Revenue
                Refunding Bonds, 1995 Series A (Angelus Plaza Project),
                7.400%, 6/15/10                                                     AAA       6/05 at 105       5,491,500
   3,505,000   Harbor Department of the City of Los Angeles (California),
                Revenue Bonds, Issue of 1988, 7.600%, 10/01/18                      AAA      No Opt. Call       4,240,454
     255,000   The City of Los Angeles 1987 Home Mortgage Revenue Bonds
                (GNMA Mortgaged-Backed Securities Program),
                8.100%, 5/01/17                                                     Aaa      No Opt. Call         268,280
   4,595,000   Los Angeles County Public Works Finance Authority, Revenue
                Bonds, Series 1994A (Los Angeles County Regional Park and
                Open Space District), 6.125%, 10/01/10                               Aa      10/04 at 102       4,735,837
   3,740,000   Los Angeles County Public Works Financing Authority, Lease
                Revenue Refunding Bonds (County of Los Angeles 1996
                Master Refunding Project), Series A, 5.250%, 9/01/14                Aaa       9/06 at 102       3,494,207
   3,735,000   Los Angeles County Public Works Financing Authority, Lease
                Revenue Refunding Bonds (County of Los Angeles 1996
                Master Refunding Project), Series B, 5.250%, 9/01/13 (DD)           Aaa       9/06 at 102       3,516,727
     190,000   County of Los Angeles Single Family Mortgage Revenue Bonds
                (GNMA Mortgage Backed Securities Program), 1987 Issue A,
                8.000%, 3/01/17                                                     Aaa      No Opt. Call         198,826
   2,000,000   Los Angeles County Transportation Commission (California),
                Sales Tax Revenue Refunding Bonds, Series 1989-A,
                7.400%, 7/01/15                                                     AA-       7/99 at 102       2,170,300
               Los Angeles County Transportation Commission (California),
                Proposition C Sales Tax Revenue Bonds, Second Senior Bonds,
                Series 1992-A
   2,300,000    6.250%, 7/01/13                                                     Aaa       7/02 at 102       2,406,168
   4,445,000    6.000%, 7/01/23                                                     Aaa       7/02 at 102       4,476,293
   1,260,000   Marysville Community Development Agency, Marysville Plaza
                Project, 1992 Tax Allocation Refunding Bonds (Bank
                Qualified), 7.250%, 3/01/21                                         Baa       3/02 at 102       1,341,018
     740,000   Community Development Agency of The City of Menlo Park,
                Multifamily Housing Revenue Bonds (FHA-Insured Mortgage
                Loan -- The Gateway Project), Series 1987A, 8.250%, 12/01/28         Aa       6/97 at 103         776,534
--------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  5,000,000   Modesto Irrigation District Financing Authority, Refunding
                 Revenue Bonds, Series A, 6.000%, 10/01/15                          Aaa      10/06 at 102    $  5,083,000
     860,000   City of Monterey, Hospital Revenue Bonds, (Monterey Peninsula
                 Hospital Project) Series 1984 A, 7.375% 7/01/14                     A+       1/97 at 102         885,671
   1,500,000   Community Facilities District No. 1 of the North City West
                 School Facilities Financing Authority, Special Tax Bonds, Series
                 1989A, 7.850%, 9/01/19 (Pre-refunded to 9/01/99)                   N/R       9/99 at 102       1,675,680
   2,930,000   Northern California Power Agency, Hydroelectric Project
                 Number One Revenue Bonds, Refunding Series E,
                 7.150%, 7/01/24                                                      A       7/98 at 102       3,072,574
   2,080,000   City of Ontario, (San Bernardino County, California), Limited
                 Obligation Improvement Bonds, Assessment District No. 100C,
                 (California Commerce Center -- Phase III), 8.000%, 9/02/11         N/R       3/97 at 103       2,155,192
   1,430,000   Redding Joint Powers Financing Authority Lease Revenue Bonds,
                 (Capital Improvement Projects) Series 1993, 6.250%, 6/01/23          A       6/03 at 102       1,394,479
   7,290,000   City of Riverside, California, Multifamily Housing Revenue
                 Bonds, (Fannie Mae Pass-through Certificate Program/
                 Birchwood Park Apartment Project), Series 1992A,
                 6.500%, 1/01/18                                                    AAA       7/02 at 100       7,444,912
     205,000   Sacramento Municipal Utility District (California), Subordinated
                 Electric Revenue Bonds, 1985 Refunding Series,
                 8.000%, 11/15/10                                                  Baa1      10/96 at 100         205,494
   3,500,000   Sacramento Municipal Utility District, Electric Revenue Bonds,
                 1988 Series W, 7.875%, 8/15/16 (Pre-refunded to 8/15/98)           Aaa       8/98 at 102       3,811,395
   2,315,000   Limited Obligation Refunding Bonds, City of Salinas,
                 Consolidated Refunding District 94-3, Series No. A-181
                 Monterey County, California, 7.400%, 9/02/09                       N/R       9/06 at 103       2,402,600
   2,080,000   City of Salinas, Housing Facility Refunding Revenue Bonds,
                 Series 1994A (GNMA Collateralized -- Villa Serra Project),
                 6.500%, 7/20/17                                                    AAA       7/04 at 102       2,142,483
   8,680,000   San Bernardino County, California, Certificates of Participation,
                 Series 1995 (Medical Center Financing Project),
                 5.500%, 8/01/15 (DD)                                               Aaa       8/05 at 102       8,339,484
   2,000,000   San Francisco City and County School District Facilities
                 Improvement Series D, 6.000%, 6/15/14                              Aaa       6/04 at 102       2,045,100
   5,000,000   City and County of San Francisco, Redevelopment Financing
                 Authority, 1993 Series C Tax Allocation Revenue Bonds,
                 (San Francisco Redevelopment Projects), 5.125%, 8/01/18              A       8/03 at 103       4,428,450
   3,070,000   Certificates of Participation, (1993 Seismic Retrofit Financing
                 Project), City of San Leandro, California, San Leandro Public
                 Financing Authority, 5.900%, 6/01/13                                 A       6/03 at 102       3,010,503
   1,000,000   Certificates of Participation Series 1991, San Mateo County
                 Board of Education, (Administration Building Project),
                 7.100%, 5/01/21                                                     A+       5/99 at 102       1,051,960
   1,750,000   Certificates of Participation, Insured Revenue, City of
                 Santa Barbara, (FACT Retirement Services), 5.850%,  8/01/15          A       8/06 at 102       1,686,930
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN CALIFORNIA TAX-FREE VALUE FUND -- CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  3,000,000   Housing Authority of the County of Santa Cruz, Multifamily
                 Housing Refunding Revenue Bonds, Series 1990A,
                 (Fannie Mae Collateralized), 7.750%, 7/01/23                       AAA       7/00 at 102    $  3,188,460
   2,000,000   Certificates of Participation, (1990 Financing Project), Sonoma
                 County Office of Education, 7.375%, 7/01/20
                 (Pre-refunded to 7/01/00)                                           A+       7/00 at 102       2,229,940
  12,750,000   Southern California Public Power Authority (a public entity organized under the laws of the State of California) (Palo Verde
                 Project), Power Project Revenue Bonds, 1993 Refunding
                 Series A, 5.000%, 7/01/15 (DD)                                      Aa       7/03 at 102      11,381,288
     740,000   Southern California Public Power Authority, Transmission
                 Project Revenue Bonds, 1986 Refunding Series B (Southern
                 Transmission Project), 5.500%,  7/01/23                             Aa       9/96 at 100         732,363
   1,100,000   Certificates of Participation, (1992 Financing Project) Series B,
                 County of Tulare, Tulare County Public Facilities Corporation,
                 6.875%, 11/15/12                                                  Baa1      11/02 at 102       1,148,356
   4,200,000   Certificates of Participation, (Capital Improvement Program),
                 1996 Series A, County of Tulare, California, 6.000%, 2/15/16       Aaa       2/06 at 102       4,208,484
               The Regents of the University of California, 1993 Refunding
                 Certificates of Participation (UCLA Central Chiller/
                 Cogeneration Facility):
   1,750,000     5.500%, 11/01/17                                                    Aa      11/03 at 102       1,652,735
   3,500,000     5.600%, 11/01/20                                                    Aa      11/03 at 102       3,269,454
   4,335,000     6.000%, 11/01/21                                                    Aa      11/03 at 102       4,254,586
-------------------------------------------------------------------------------------------------------------------------
$235,430,000   Total Investments -- (cost $228,572,506) -- 103.7%                                             236,539,342
=============------------------------------------------------------------------------------------------------------------
               TEMPORARY INVESTMENTS IN SHORT-TERM
               MUNICIPAL SECURITIES -- 1.0%
$    700,000   California Health Facilities Authority, Variable Rate Revenue
                 Bonds, (St. Joseph Health System), Series 1991B, Variable Rate
                 Demand Bonds, 3.650%, 7/01/09+                                  VMIG-1                           700,000
   1,500,000   State of California, 1996-97 Revenue Anticipation
                 Notes, Index Notes Series C-5, 3.650%, 6/30/97                  VMIG-1                         1,500,000
-------------------------------------------------------------------------------------------------------------------------
$  2,200,000   Total Temporary Investments -- 1.0%                                                              2,200,000
=============------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- (4.7%)                                                        (10,702,293)
-------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                            $228,037,049
=========================================================================================================================

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

 ---------------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF             MARKET   PORTFOLIO
                            STANDARD & POOR'S                    MOODY'S     SECURITIES             VALUE     PERCENT
---------------------------------------------------------------------------------------------------------------------
SUMMARY OF                                AAA                        Aaa             32      $119,374,734          50%
RATINGS*                        AA+, AA, AA--          Aa1, Aa, Aa2, Aa3             13        46,586,365          20
PORTFOLIO OF                               A+                         A1              5         7,106,088           3
INVESTMENTS                            A, A--                  A, A2, A3             13        42,364,646          18
(EXCLUDING                   BBB+, BBB, BBB--      Baa1, Baa, Baa2, Baa3              7        10,196,547           4
TEMPORARY                       BB+, BB, BB--          Ba1, Ba, Ba2, Ba3              2         4,677,490           2
INVESTMENTS):                       Non-rated                  Non-rated              3         6,233,472           3
---------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                75      $236,539,342         100%
=====================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R -- Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(DD) Portion of Security purchased on a delayed basis (note 1).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN CALIFORNIA INSURED TAX-FREE VALUE FUND

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  1,000,000   California Educational Facilities Authority, Revenue Bonds
                 (Pepperdine University), Series 1990, 7.200%, 11/01/15
                 (Pre-refunded to 11/01/00)                                         Aaa      11/00 at 102     $ 1,119,550
   4,500,000   California Educational Facilities Authority Revenue Bonds
                 (University of San Francisco), Series 1996, 6.000%, 10/01/26       Aaa      10/06 at 102       4,544,010
   6,000,000   California Health Facilities Authority, Kaiser Permanente
                 Medical Care Program, Semiannual Tender Revenue Bonds,
                 1983 Tender Bonds, 5.450%,  10/01/13                                AA       10/01 at 101      5,622,540
   6,340,000   California Housing Finance Agency, Housing Revenue Bonds
                 (Insured), 1991 Series B, 6.850%, 8/01/23                          Aaa        2/02 at 102      6,635,317
   5,000,000   California Housing Finance Agency, Home Mortgage Revenue
                 Bonds, 1995 Series F, 5.950%, 8/01/14                              Aaa        8/05 at 102      4,999,700
     240,000   California Public Capital Improvements Financing Authority
                 (A Joint Powers Agency) Revenue Bonds (Pooled Projects),
                 Series 1988B, 8.100%, 3/01/18                                      Aaa        3/98 at 102        252,602
   8,500,000   California Statewide Communities Development Authority,
                 Sutter Health Obligated Group, Certificates of Participation,
                 6.125%, 8/15/22                                                    Aaa        8/02 at 102      8,558,140
   4,000,000   California Statewide Communities Development Authority,
                 Certificates of Participation, (Sutter Health Obligated Group),
                 Series 1993, 5.500%, 8/15/13                                       Aaa        8/03 at 102      3,871,440
   6,000,000   California Statewide Communities Development Authority,
                 Certificates of Participation, Huntington Memorial Hospital,
                 5.500%, 7/01/10                                                    AAA        7/06 at 102      5,824,260
   5,000,000   State Public Works Board of the State of California Lease
                 Revenue Bonds (Department of Corrections), 1990 Series A
                 (State Prison-Madera County), 7.000%, 9/01/09
                 (Pre-refunded to 9/01/00)                                          Aaa        9/00 at 102      5,543,700
   5,000,000   State Public Works Board of the State of California Lease
                 Revenue Bonds (Department of Corrections), 1996 Series A
                 (California Substance Abuse Treatment Facility and State
                 Prison at Corcoran (Corcoran II)), 5.250%,  1/01/21                Aaa        1/06 at 100      4,628,050
   5,000,000   State of California Various Purpose General Obligation Bonds,
                 5.500%, 4/01/19                                                    Aaa        4/03 at 102      4,737,000
   1,225,000   Redevelopment Agency of the City of Barstow, Central
                 Redevelopment Project Tax Allocation Bonds, 1994 Series A,
                 7.000%, 9/01/14                                                    Aaa       No Opt. Call      1,411,102
   7,005,000   Big Bear Lake Financing Authority (San Bernardino County,
                 California) 1995 Tax Allocation Refunding Revenue Bonds,
                 6.300%, 8/01/25                                                    Aaa        8/05 at 102      7,303,763
   7,000,000   City of Big Bear Lake, California, 1992 Water Revenue
                 Refunding Bonds, 6.375%, 4/01/22 (Pre-refunded to 4/01/02)         Aaa        4/02 at 102      7,703,290
   3,525,000   Brea Public Financing Authority (Orange County, California),
                 1991 Tax Allocation Revenue Bonds, Series A (Redevelopment
                 Project AB), 7.000%,  8/01/15 (Pre-refunded to  8/01/01)           Aaa        8/01 at 102      3,955,685
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                        RAT-          OPT. CALL          MARKET
 AMOUNT        DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  3,000,000   Calaveras County Water District (California), Certificates of
                Participation (1991 Ebbetts Pass Water System Improvements
                Project), 6.900%, 5/01/16 (Pre-refunded to 5/01/01)                 Aaa       5/01 at 102    $  3,339,930
   7,000,000   Chino Unified School District, Certificates of Participation
                (1995 Master Lease Program), 6.125%, 9/01/26                        Aaa       9/05 at 102       7,140,350
     850,000   Redevelopment Agency of the City of Concord, Central Concord
                Redevelopment Project, Tax Allocation Bonds, Series 1988-2,
                7.875%, 7/01/07                                                     Aaa       7/98 at 102         915,212
     500,000   Cotati-Rohnert Park Unified School District (Sonoma County,
                California), General Obligation Bonds, Election 1990, Series B,
                9.000%, 8/01/06                                                     Aaa       8/99 at 102         566,055
   2,000,000   East Bay Municipal Utility District (Alameda and Contra Costa
                Counties,California), Water System Subordinated Revenue
                Bonds, Series 1990, 7.500%, 6/01/18
                (Pre-refunded to 6/01/00)                                           Aaa       6/00 at 102       2,241,300
   2,000,000   Eastern Municipal Water District (Riverside County, California),
                Water and Sewer Revenue, Certificates of Participation,
                Series 1991, 6.500%, 7/01/20 (Pre-refunded to 7/01/01)              Aaa       7/01 at 102       2,200,080
   3,865,000   Fallbrook Sanitary District, (San Diego County, California),
                1991 Certificates of Participation (Wastewater Facilities
                Refunding Project), 6.600%, 2/01/13                                 Aaa       2/01 at 100       4,108,070
   2,500,000   Fontana Public Financing Authority (San Bernardino County,
                California), Tax Allocation Revenue Bonds (North Fontana
                Redevelopment Project), 1990 Series A, 7.000%, 9/01/10              Aaa       9/00 at 102       2,730,400
   3,000,000   Gilroy Unified School District, Santa Clara County, California,
                Certificates of Participation, Series of 1994, 6.250%, 9/01/12      Aaa       9/04 at 102       3,153,660
   3,500,000   City of Glendale, California, Insured Health Facilities Revenue
                Bonds (Glendale Memorial Hospital and Health Center), 1995
                Series A, 5.600%, 11/15/25                                          AAA      11/05 at 102       3,328,605
   1,000,000   LaQuinta Redevelopment Agency, LaQuinta Redevelopment
                Project Tax Allocation Refunding Bonds, Series 1994 (Project
                Area No. 1), 7.300%, 9/01/12                                        Aaa      No Opt. Call       1,182,360
   5,000,000   The Community Redevelopment Agency of the City of
                Los Angeles, California, Multifamily Housing Revenue
                Refunding Bonds, 1995 Series A (Angelus Plaza Project),
                7.400%, 6/15/10                                                     AAA       6/05 at 105       5,491,500
   2,000,000   The City of Los Angeles (California), Los Angeles Convention
                and Exhibition Center, Certificates of Participation,
                1990 Series, 7.000%, 8/15/21 (Pre-refunded to 8/15/00)              Aaa       8/00 at 102       2,215,620
               Department of Water and Power of the City of Los Angeles,
                California, Electric Plant Refunding Revenue Bonds,
                Second Issue of 1993:
   5,000,000    5.400%, 11/15/31                                                     Aa      11/03 at 102       4,504,850
   6,000,000    5.400%, 11/15/31                                                    Aaa      11/03 at 102       5,486,520
     260,000   The City of Los Angeles 1987 Home Mortgage Revenue Bonds
                (GNMA Mortgage-Backed Securities Program),
                8.100%, 5/01/17                                                     Aaa      No Opt. Call         273,541
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN CALIFORNIA INSURED TAX-FREE VALUE FUND-CONTINUED

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                        RAT-          OPT. CALL          MARKET
 AMOUNT        DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  2,500,000   Los Angeles County Metropolitan Transportation Authority
                (California), Proposition A, Sales Tax Revenue Refunding
                Bonds, Series 1993-A, 5.000%, 7/01/21                               Aaa       7/03 at 100    $  2,198,100
   5,000,000   Los Angeles County Transportation Commission (California),
                Proposition C Sales Tax Revenue Bonds, Second Senior Bonds,
                Series 1992-A, 6.250%, 7/01/13                                      Aaa       7/02 at 102       5,230,800
               Modesto Irrigation District Financing Authority, Domestic
                Water Project Revenue Bonds, Series 1992A:
   9,500,000    6.125%, 9/01/19                                                     Aaa       9/02 at 102       9,649,910
   5,750,000    5.500%, 9/01/22                                                     Aaa       9/02 at 100       5,384,588
   2,500,000   Mt. Diablo Hospital District, Insured Hospital Revenue Bonds,
                1990 Series A, 8.000%, 12/01/11 (Pre-refunded to 12/01/00)          Aaa      12/00 at 102       2,868,500
   2,000,000   Mt. Diablo Unified School District, Community Facilities
                District No. 1, Special Tax Bonds, Series 1990, (Contra Costa
                County, California), 7.050%, 8/01/20                                Aaa       8/00 at 102       2,181,260
   2,555,000   City of Napa Mortgage Revenue Refunding Bonds, Series 1992A
                (FHA Insured Mortgage Loan -- Creekside Park Apartments
                Project), 6.625%, 7/01/24                                           Aaa       7/02 at 102       2,638,906
   2,000,000   City of Napa Mortgage Revenue Refunding Bonds, Series 1994A
                (FHA Insured Mortgage Loan -- Creekside Park II Apartments
                Project), 6.625%, 7/01/25                                           Aaa       7/04 at 101       2,070,700
   7,040,000   Norwalk Community Facilities Financing Authority
                (Los Angeles County, California) Tax Allocation Refunding
                Revenue Bonds, 1995 Series A, 6.050%, 9/01/25                       Aaa       9/05 at 102       6,997,126
   2,500,000   City of Oakland, California, Special Refunding Revenue Bonds
                (Pension Financing), 1988 Series A, 7.600%, 8/01/21                 Aaa       8/98 at 102       2,687,000
   4,885,000   Ontario Redevelopment Financing Authority (San Bernardino
                County, California), 1992 Revenue Bonds (Project No. 1,
                Center City and Cimarron Redevelopment Projects),
                6.250%, 8/01/15                                                     Aaa       2/02 at 102       5,064,866
   1,250,000   Palm Desert Redevelopment Agency Project Area No. 1, as
                Amended (Added Territory Only) Subordinated Tax Allocation
                Bonds Issue of 1989, 7.400%, 5/01/09                                Aaa       5/97 at 101       1,287,300
   2,000,000   Redevelopment Agency of the City of Pittsburgh, California,
                Los Medanos Community Development Project, Tax Allocation
                Bonds, Series 1991, 7.150%, 8/01/21                                 Aaa       8/01 at 103       2,273,460
   1,500,000   Port of Oakland, California, Revenue Bonds, 1989 Series B,
                7.250%, 11/01/16                                                    Aaa       5/97 at 102       1,558,185
               County of Riverside, California (1994 Desert Justice Facility
                Project), Certificates of Participation:
   3,600,000    6.000%, 12/01/17                                                    Aaa      12/04 at 101       3,605,940
   2,500,000    6.250%, 12/01/21                                                    Aaa      12/04 at 101       2,574,900
   3,000,000   Sacramento Municipal Utility District, Electric Revenue Bonds,
                1991 Series Y, 6.500%, 9/01/21 (Pre-refunded to 9/01/01)            Aaa       9/01 at 102       3,307,740
   2,500,000   San Bernardino County Transportation Authority, Sales Tax
                Revenue Bonds (Limited Tax Bonds), 1992 Series A,
                6.000%, 3/01/10                                                     Aaa       3/02 at 102       2,576,775
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                        RAT-          OPT. CALL          MARKET
 AMOUNT        DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  2,000,000   San Diego Regional Building Authority Lease Revenue Bonds,
                Series 1990A (San Miguel Consolidated Fire Protection
                District Project), 7.250%, 1/01/20 (Pre-refunded to 1/01/00)        Aaa       1/00 at 102    $  2,208,440
               Redevelopment Agency of the City and County of San Francisco
                Lease Revenue Bonds, Series 1994 (George R. Moscone
                Convention Center):
   2,250,000    6.800%, 7/01/19                                                     Aaa       7/04 at 102       2,461,118
   1,000,000    6.750%, 7/01/24                                                     Aaa       7/04 at 102       1,092,690
   2,250,000   Redevelopment Agency of the City of San Jose, Merged Area
                Redevelopment Project, Tax Allocation Bonds, Series 1993,
                4.750%, 8/01/24                                                     Aaa       2/04 at 102       1,888,425
   3,000,000   City of Shasta Lake 1996--2 Certificates of Participation,
                6.000%, 4/01/16                                                     Aaa       4/05 at 102       3,005,640
   2,000,000   Southern California Rapid Transit District, Certificates of
                Participation (Workers' Compensation Funding Program),
                7.500%, 7/01/05                                                     Aaa   1/01 at 102 1/2       2,248,380
   3,040,000   Sulphur Springs Union School District (County of Los Angeles,
                California), General Obligation Bonds, Election 1991, Series A,
                0.000%, 9/01/15                                                     Aaa      No Opt. Call         983,075
     105,000   Thousand Oaks Redevelopment Agency (Ventura County,
                California), Single Family Mortgage Revenue Refunding Bonds,
                Issue of 1986, 7.900%, 1/01/16                                      Aaa       1/97 at 102         107,797
   6,250,000   Tri-City Hospital District, Insured Refunding Revenue Bonds,
                Series 1996A, 5.625%, 2/15/17                                       Aaa       2/06 at 102       6,043,563
   2,500,000   The Regents of the University of California Refunding Revenue
                Bonds (1989 Multiple Purpose Projects), Series C,
                5.000%, 9/01/23                                                     Aaa       9/03 at 102       2,187,324
   5,000,000   City of Vallejo Refunding Revenue Bonds, 1996 Series A
                (Water Improvement Project), 5.875%, 5/01/26                        Aaa       5/06 at 102       4,957,900
-------------------------------------------------------------------------------------------------------------------------
$214,785,000   Total Investments -- (cost $207,453,584) -- 98.2%                                              216,928,610
=============------------------------------------------------------------------------------------------------------------
               TEMPORARY INVESTMENTS IN SHORT-TERM
               MUNICIPAL SECURITIES -- 0.3%
$    600,000   California Health Facilities Financing Authority, Refunding
=============   Revenue Bonds, (St. Joseph Health System), Series 1985B,
                Variable Rate Demand Bonds, 3.650%, 7/01/13+                     VMIG-1                           600,000
-------------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- 1.5%                                                            3,238,029
-------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                            $220,766,639
=========================================================================================================================

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN CALIFORNIA INSURED TAX-FREE VALUE FUND-CONTINUED

-------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF           MARKET           MARKET
                         STANDARD & POOR'S                   MOODY'S         SECURITIES            VALUE          PERCENT
-------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                             AAA                       Aaa                 59     $206,801,220              95%
RATINGS*                     AA+, AA, AA--         Aa1, Aa, Aa2, Aa3                  2       10,127,390               5
PORTFOLIO OF
INVESTMENTS
(EXCLUDING
TEMPORARY
INVESTMENTS):
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                  61   $216,928,610             100%
-------------------------------------------------------------------------------------------------------------------------

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


                                                                           NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                          AUGUST 31, 1996


NUVEEN MASSACHUSETTS TAX-FREE VALUE FUND

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               Massachusetts Health and Educational, Facilities Authority,
                Revenue Refunding Bonds, Youville Hospital Issue (FHA
                Insured Project), Series B:
$  2,500,000    6.000%, 2/15/25                                                      Aa       2/04 at 102   $   2,497,550
   2,000,000    6.000%, 2/15/34                                                      Aa       2/04 at 102       1,971,460
     250,000   Massachusetts Bay Transportation Authority, General
                Transportation System Bonds, 1988 Series A, 7.750%,
                3/01/10 (Pre-refunded to 3/01/98)                                   Aaa       3/98 at 102         267,763
   1,000,000   Massachusetts Bay Transportation Authority, General
                Transportation Bonds, 1991 Series A, 7.000%, 3/01/11
                (Pre-refunded to 3/01/01)                                           Aaa       3/01 at 102       1,112,090
               Massachusetts Educational Loan Authority, Education Loan
                Revenue Bonds, Issue C, Series 1985A:
     160,000    7.875%, 6/01/03                                                     AAA       6/97 at 102         167,606
   1,185,000    7.875%, 6/01/03                                                     AAA       6/00 at 100       1,243,646
   1,320,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Emerson Hospital Issue, Series C, 8.000%,
                7/01/18 (Pre-refunded to 7/01/00)                                   AAA       7/00 at 102       1,491,996
     250,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Mount Auburn Hospital Issue, Series A,
                7.875%, 7/01/18 (Pre-refunded to 7/01/98)                           Aaa       7/98 at 102         270,568
     350,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Salem Hospital Issue, Series A, 7.250%,
                7/01/09 (Pre-refunded to 7/01/97)                                   Aaa       7/97 at 100         359,562
     500,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Series 1989 (Cardinal Cushing General
                Hospital), 8.875%, 7/01/18                                          N/R   7/99 at 102 1/2         533,315
   1,180,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Suffolk University Issue, Series A, 8.125%,
                7/01/20 (Pre-refunded to 7/01/00)                                   Baa   7/00 at 101 1/2       1,327,299
     500,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Newton-Wellesley Hospital Issue, Series C,
                8.000%, 7/01/18 (Pre-refunded to 7/01/98)                           Aaa       7/98 at 102         542,135
     500,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Saint Elizabeth's Hospital Of Boston Issue
                (FHA-Insured Project), Series B, 7.750%, 8/01/27
                (Pre-refunded to 8/01/97)                                           Aaa       8/97 at 102         526,745
     750,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Baystate Medical Center Issue, Series C,
                7.500%, 7/01/20 (Pre-refunded to 7/01/99)                            A+       7/99 at 102         818,970
   1,000,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Boston College Issue, Series J,
                6.625%, 7/01/21                                                     Aaa       7/01 at 102       1,071,980
     500,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Refunding Bonds, Worcester Polytechnic Institute
                Issue, Series E, 6.625%, 9/01/17                                     A+       9/02 at 102         528,570
--------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN MASSACHUSETTS TAX-FREE VALUE FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT          DESCRIPTION                                                       INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$    495,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Brockton Hospital Issue, Series B,
                8.000%, 7/01/07                                                       A       7/97 at 102      $  515,523
     250,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, University Hospital Issue, Series C,
                7.250%, 7/01/10                                                     Aaa       7/00 at 102         273,390
     750,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, New England Medical Center Hospitals Issue,
                Series F, 6.625%, 7/01/25                                           Aaa       7/02 at 102         800,355
   2,750,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, New England Deaconess Hospital Issue,
                Series D, 6.875%, 4/01/22                                             A       4/02 at 102       2,878,563
   1,000,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Suffolk University Issue, Series B,
                6.350%, 7/01/22                                                     AAA       7/02 at 102       1,029,390
   1,000,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, MetroWest Health, Inc. Issue, Series C,
                6.500%, 11/15/18 (Pre-refunded to 11/15/02)                         Aaa      11/02 at 102       1,107,710
     885,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Cable Housing and Health Services Issue,
                Series A, 5.625%, 7/01/13                                           Aaa       7/03 at 102         868,415
               Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Lahey Clinic Medical Center Issue, Series B:
   1,000,000    5.625%, 7/01/15                                                     Aaa       7/03 at 102         967,230
   2,000,000    5.375%, 7/01/23                                                     Aaa       7/03 at 102       1,840,360
     700,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds (Daughters of Charity National Health
                System--The Carney Hospital), Series D, 6.100%, 7/01/14              Aa       7/04 at 102         701,211
   3,700,000   Massachusetts Housing Finance Agency, Housing Project
                Revenue Bonds, 6.375%, 4/01/21                                       A1       4/03 at 102       3,717,908
   1,000,000   Massachusetts Housing Finance Agency, Residential
                Development Bonds, 6.250%, 11/15/14                                 Aaa      11/02 at 102       1,014,610
   1,000,000   Massachusetts Housing Finance Agency, Residential
                Development Bonds, 1992 Series D, 6.875%, 11/15/21                  Aaa       5/02 at 102       1,042,610
     500,000   Massachusetts Housing Finance Agency, Single Family Housing
                Revenue Bonds, Series 18, 7.350%, 12/01/16                           Aa       6/01 at 102         528,165
   1,250,000   Massachusetts Housing Finance Agency, Single Family Housing
                Revenue Bonds, Series B, 7.700%, 6/01/17                             Aa       6/98 at 102       1,318,300
   1,440,000   Massachusetts Industrial Finance Agency, Pollution Control
                Revenue Bonds, 1993 Series (Eastern Edison Company
                Project), 5.875%, 8/01/08                                           BBB       8/03 at 102       1,380,658
     975,000   Massachusetts Industrial Finance, Library Revenue Bonds
                (Malden Public Library Project), Series 1994, 7.250%,  1/01/15      Aaa       1/05 at 102       1,117,496
   1,000,000   Massachusetts Industrial Finance Agency, Resource Recovery
                Revenue Bonds (SEMASS Project), Series 1991A,
                9.000%, 7/01/15                                                     N/R       7/01 at 103       1,110,060
--------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                       INGS*       PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$    250,000   Massachusetts Industrial Finance Agency, Revenue Bonds,
                College of the Holy Cross-1992 Issue, 6.450%, 1/01/12
                (Pre-refunded to 1/01/02)                                            A1       1/02 at 102      $  273,610
     455,000   Massachusetts Industrial Finance Agency, Revenue
                (Sturdy Memorial Hospital), 7.900%, 6/01/09                        BBB+       6/99 at 102         487,000
     500,000   Massachusetts Industrial Finance Agency, Revenue Bonds
                (Springfield College Project--1989 Issue), 7.800%, 10/01/09           A      10/99 at 103         561,815
   1,335,000   Massachusetts Industrial Finance Agency, Revenue Bonds,
                Merrimack College Issue, Series 1992, 7.125%, 7/01/12              BBB-       7/02 at 102       1,427,128
   1,250,000   Massachusetts Industrial Finance Agency, Revenue Bonds,
                Phillips Academy Issue, Series 1993, 5.375%, 9/01/23                Aa1       9/08 at 102       1,159,525
     500,000   Massachusetts Industrial Finance Agency, Revenue Bonds
                (Whitehead Institute for Biomedical Research--1993 Issue),
                5.125%, 7/01/26                                                      Aa       7/03 at 102         446,830
   2,290,000   Massachusetts Industrial Finance Agency, Revenue and
                Refunding Bonds, 1995 Series A (Lesley College Project),
                6.300%, 7/01/25                                                     AAA       7/05 at 102       2,363,280
   1,750,000   Massachusetts Industrial Finance Agency, Revenue Bonds,
                Harvard Community Health Plan, Inc., Issue 1988 Series B
                (Refunding Bonds), 8.125%, 10/01/17                                   A      10/98 at 102       1,884,348
   1,000,000   Massachusetts Industrial Finance Agency, Revenue Bonds
                (College of the Holy Cross--1996 Issue), 5.500%, 3/01/20            Aaa       3/06 at 102         948,880
     500,000   Massachusetts Port Authority, Revenue Refunding Bonds,
                Series 1978, 7.125%, 7/01/12                                         Aa   1/94 at 101 1/2         503,555
     635,000   Massachusetts Port Authority, Revenue Bonds, Series 1982,
                13.000%, 7/01/13                                                    Aaa      No Opt. Call       1,065,625
     165,000   Massachusetts ST, General Obligation Bonds, Consolidated Loan
                of 1990 Series A, 7.250%, 3/01/09 (Pre-refunded to
                3/01/00)                                                            Aaa       3/00 at 102         182,280
   1,000,000   Massachusetts Turnpike Authority, Turnpike Revenue Bonds,
                1993 Series A, 5.125%, 1/01/23                                      Aaa       1/03 at 102         895,130
     715,000   The Commonwealth of Massachusetts, General Obligation
                Refunding Bonds, 1993 Series A, 5.500%, 2/01/11                       A       2/03 at 102         700,686
     250,000   The Massachusetts Bay Transportation Authority, Certificates of
                Participation, Series 1988, 7.800%, 1/15/14                          A-      12/06 at 100         288,260
                City of Attleboro, Massachusetts, General Obligation Bonds:
     450,000    6.250%, 1/15/10                                                    Baa1       1/03 at 102         462,047
     450,000    6.250%, 1/15/11                                                    Baa1       1/03 at 102         460,553
               Town of Barnstable, Massachusetts, General Obligation Bonds:
     880,000    5.750%, 9/15/13                                                      Aa       9/04 at 102         879,498
     490,000    5.750%, 9/15/14                                                      Aa       9/04 at 102         486,996
     250,000   City of Boston, Massachusetts, General Obligation Bonds,
                1989 Series A, 7.700%, 2/01/09 (Pre-refunded to 2/01/99)              A       2/99 at 102         273,620
   1,000,000   City of Boston, Massachusetts, General Obligation Bonds, 1991
                Series A, 6.750%, 7/01/11                                           Aaa       7/01 at 102       1,105,720
   1,500,000   City of Boston, Massachusetts, Revenue Bonds, Boston City
                Hospital (FHA Insured Mortgage), Series A, 7.625%, 2/15/21
                (Pre-refunded to 8/15/00)                                           Aaa       8/00 at 102       1,687,815
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN MASSACHUSETTS TAX-FREE VALUE FUND--CONTINUED


------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL         MARKET
AMOUNT         DESCRIPTION                                                         INGS*     PROVISIONS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
               Boston Water and Sewer Commission (A Public Instrumentality
                of the Commonwealth of Massachusetts), General Revenue
                Bonds, 1986 Series A (Senior Series):
   $  180,000   7.875%, 11/01/13 (Pre-refunded to 11/01/96)                           A      11/96 at 102      $  184,775
      320,000   7.875%, 11/01/13                                                      A      11/96 at 102         328,365
      500,000  Boston Water and Sewer Commission, General Revenue Bonds,
                1991 Series A (Senior Series), 7.000%, 11/01/18
                (Pre-refunded to 11/01/01)                                          Aaa      11/01 at 102         561,160
      985,000  Boston-Mount Pleasant Housing Development Corporation,
                Multifamily Housing Refunding Revenue Bonds,
                Series 1992 A, 6.750%,  8/01/23                                     AAA       8/02 at 102       1,017,190
    1,000,000  Dartmouth Housing Development Corporation Multifamily
                Housing Refunding Revenue Bonds, Series 1989 (Crossroads
                Apartments), FNMA  Collateral, 7.375%, 7/01/24                      AAA       1/98 at 103       1,032,480
                Town of Deerfield, Massachusetts, General Obligation School
                Bonds of 1992, School Project Loan, Act of 1948,
                Bank-Qualified Unlimited Tax:
      420,000   6.200%, 6/15/09                                                      A1       6/02 at 102         445,129
      415,000   6.250%, 6/15/10                                                      A1       6/02 at 102         439,356
      525,000  City of Haverhill, Massachusetts, General Obligation, Municipal
                Purpose Loan of 1991 Bonds,  7.500%, 10/15/11                       Baa      10/01 at 102         576,403
      250,000  City of Holyoke, Massachusetts, General Obligation Bonds,
                8.150%, 6/15/06                                                     Aaa       6/02 at 103         298,075
      590,000  City of Holyoke, Massachusetts, General Obligation Bonds,
                1991 Series A, 8.000%, 6/01/01                                      Baa      No Opt. Call         632,303
      500,000  City of Holyoke, Massachusetts, General Obligation School
                Project Loan, Act of 1948, 7.650%, 8/01/09                          Baa       8/01 at 102         552,155
      750,000  City of Holyoke, Massachusetts, General Obligation Refunding
                Bonds, 7.000%, 11/01/08                                             Baa      11/02 at 102         808,403
               City of Lowell, Massachusetts, General Obligation
                Qualified Bonds:
      545,000   8.300%, 2/15/05                                                    Baa1      No Opt. Call         645,269
      445,000   8.400%, 1/15/09 (Pre-refunded to 1/15/01)                           Aaa       1/01 at 102         518,332
    1,000,000  City of Lynn, Massachusetts, General Obligation Bonds,
                7.850%, 1/15/11 (Pre-refunded to 1/15/02)                           Aaa       1/02 at 104       1,176,380
      500,000  Town of Monson, Massachusetts, General Obligation School
                Project Loan, Act of 1948 Bonds, 7.700%, 10/15/10
                (Pre-refunded to 10/15/00)                                          Aaa      10/00 at 102         566,795
      500,000  Town of Palmer, Massachusetts, General Obligation School
                Project Loan, Act of 1948, 1990 Series B, 7.700%, 10/01/10
                (Pre-refunded to 10/01/00)                                          Aaa      10/00 at 102         566,320
      500,000  Town of Palmer, Massachusetts, General Obligation Refunding
                Bonds, 5.500%, 10/01/10                                             Aaa      10/03 at 102         499,245
    1,130,000  City of Peabody, Massachusetts, General Obligation Electric
                Bonds, 6.950%, 8/01/09                                              Aaa       8/00 at 100       1,220,321
--------------------------------------------------------------------------------------------------------------------------


                                                                           NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                          AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        RAT-      OPT. CALL            MARKET
AMOUNT         DESCRIPTION                                                       INGS*     PROVISIONS**         VALUE
-------------------------------------------------------------------------------------------------------------------------
$    250,000   Town of Sandwich, Massachusetts, Unlimited Tax, General
                Obligation Bonds, 7.100%, 11/01/07 (Pre-refunded to 11/01/98)       Aaa  11/98 at 102 1/2      $  270,438
   1,250,000   Somerville Housing Authority (Massachusetts), Mortgage
                Revenue Bonds, Series 1990 (GNMA Collateralized-
                Clarendon Hill Towers Project), 7.950%, 11/20/30                    AAA       5/00 at 102       1,327,738
     425,000    South Essex Sewerage District, Massachusetts, General
                 Obligation Bonds, 9.000%, 12/01/00                                   A      No Opt. Call         493,765
   1,000,000    City of Springfield, Massachusetts, General Obligation School
                 Project Loan, Act of 1948 Bonds, Series B, 7.100%, 9/01/11         Baa       9/02 at 102       1,073,770
               City of Taunton, Massachusetts, General
                 Obligation (Electric Loan Act of 1969) Bonds:
   1,465,000   8.000%, 2/01/02                                                        A      No Opt. Call       1,666,847
   1,005,000   8.000%, 2/01/03                                                        A      No Opt. Call       1,159,226
     250,000   University of Lowell Building Authority (Massachusetts),
               Facilities Bonds, Fourth Series A (General Obligation Bonds),
                7.400%, 11/01/07                                                      A      11/97 at 102         264,222
     500,000   University of Massachusetts Building Authority, Project
                Revenue Bonds, Series 1988-A (General Obligation Bonds),
                7.500%, 5/01/14                                                       A       5/98 at 102         535,604
   1,000,000   City of Worcester, Massachusetts, General Obligation Bonds,
                8/01/04                                                            BBB+       8/02 at 102       1,039,500
   1,000,000   Puerto Rico Aqueduct and Sewer Authority, Revenue Bonds,
                Series 1988A, 7.875%, 7/01/17 (Pre-refunded to 7/01/98)             AAA       7/98 at 102       1,085,060
   2,250,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,
                Series P, 7.000%, 7/01/21 (Pre-refunded to 7/01/01)                 Aaa       7/01 at 102       2,519,257
-------------------------------------------------------------------------------------------------------------------------
$ 74,705,000   Total Investments -- (cost $74,866,438) -- 97.7%                                                78,991,293
-------------------------------------------------------------------------------------------------------------------------
               TEMPORARY INVESTMENTS IN SHORT-TERM
               MUNICIPAL SECURITIES -- 0.9%
$    500,000   The Commonwealth of Massachusetts, Dedicated Income Tax
                Bonds, Fiscal Recovery Loan, Act of 1990, Series B, Variable
                Rate Demand Bonds, 3.650%, 12/01/97+                             VMIG-1                           500,000
     200,000   Massachusetts Health and Educational Facilities Authority
                (Capital Asset Program), Variable Rate Demand Bonds,
                3.850%, 1/01/35+                                                 VMIG-1                           200,000
-------------------------------------------------------------------------------------------------------------------------
$    700,000   Total Temporary Investments -- 0.9%                                                                700,000
-------------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- 1.4%                                                            1,177,502
-------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                          $   80,868,795
-------------------------------------------------------------------------------------------------------------------------

                                      27

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN MASSACHUSETTS TAX-FREE VALUE FUND--CONTINUED

-----------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF        MARKET              MARKET
                              STANDARD & POOR'S                   MOODY'S        SECURITIES         VALUE             PERCENT
-----------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                                  AAA                       Aaa                 41  $38,023,178                  48%
RATINGS*                           AA+, AA, AA-         Aa1, Aa, Aa2, Aa3                 10   10,493,090                  13
PORTFOLIO OF                                 A+                        A1                  6    6,223,543                   8
INVESTMENTS                               A, A-                 A, A2, A3                 14   11,735,619                  15
(EXCLUDING                      BBB+, BBB, BBB-     Baa1, Baa, Baa2, Baa3                 13   10,872,488                  14
TEMPORARY                             Non-rated                 Non-rated                  2    1,643,375                   2
INVESTMENTS):
-----------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                     86  $78,991,293                 100%
-----------------------------------------------------------------------------------------------------------------------------

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


NUVEEN MASSACHUSETTS INSURED TAX-FREE VALUE FUND
-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$   250,000    Massachusetts Bay Transportation Auth, General Transportation
                System Revenue, 1990 Series A, 7.250%, 3/01/03                      Aaa       3/00 at 102     $   276,373
    250,000    Massachusetts Bay Transportation Auth, General Transportation
                System 1989 Series A, 7.100%, 3/01/13 (Pre-refunded to 3/01/99)     Aaa       3/99 at 102         270,968
  1,000,000    Massachusetts Bay Transportation Authority, General
                Transportation System Bonds, 1992 Series A, 5.750%, 3/01/22         Aaa       3/02 at 100         970,730
    250,000    Massachusetts Bay Transportation Authority, Certificates of
                Participation, 1990 Series A, 7.650%, 8/01/15
                (Pre-refunded to 8/01/00)                                           Aaa       8/00 at 102         281,665
    450,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, St. Luke's Hospital of New Bedford Issue,
                Series B, 7.750%, 7/01/13 (Pre-refunded to 7/01/97)                 Aaa       7/97 at 102         472,842
    200,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, South Shore Hospital Issue, Series B, 8.125%,
                7/01/17 (Pre-refunded to 7/01/97)                                   Aaa       7/97 at 102         210,762
    250,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, South Shore Hospital Issue, Series C, 7.500%,
                7/01/20 (Pre-refunded to 7/01/00)                                   Aaa       7/00 at 102         279,455
  1,000,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, South Shore Hospital Issue, Series D,
                6.500%, 7/01/22                                                     Aaa       7/02 at 102       1,059,290
    300,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Mount Auburn Hospital Issue, Series A,
                7.875%, 7/01/18 (Pre-refunded to 7/01/98)                           Aaa       7/98 at 102         324,681
    750,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Lahey Clinic Medical Center Issue, Series A,
                7.600%, 7/01/08 (Pre-refunded to 7/01/98)                           Aaa       7/98 at 102         808,238
               Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Lahey Clinic Medical Center Issue, Series B:
  1,700,000     5.625%, 7/01/15                                                     Aaa       7/03 at 102       1,644,291
  2,500,000     5.375%, 7/01/23                                                     Aaa       7/03 at 102       2,300,450
    800,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Berkshire Health Systems Issue, Series A,
                7.600%, 10/01/14 (Pre-refunded to 10/01/98)                         Aaa      10/98 at 102         867,320
    750,000    Massachusetts Health and Educational Facilities Authority
                Revenue Bonds, Salem Hospital Issue, Series A,
                7.250%, 7/01/09 (Pre-refunded to 7/01/97)                           Aaa       7/97 at 100         770,490
    250,000    Massachusetts Health & Ed. Facs Authority, Revenue Bonds,
                Capital Asset Program, 7.200%, 7/01/09                              Aaa       7/99 at 102         269,908
    500,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, University Hospital Issue, Series C,
                7.250%, 7/01/19                                                     Aaa       7/00 at 102         545,495
    250,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Newton-Wellesley Hospital Issue, Series C,
                8.000%, 7/01/18 (Pre-refunded to 7/01/98)                           Aaa       7/98 at 102         271,068
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN MASSACHUSETTS INSURED TAX-FREE VALUE FUND--CONTINUED
-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$   250,000    Massachusetts Health and Educational Facilities Authority
                Revenue Bonds, Northeastern University Issue, Series B,
                7.600%, 10/01/10                                                    Aaa      10/98 at 102     $   269,993
  1,600,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Northeastern University Issue, Series E,
                6.550%, 10/01/22                                                    Aaa      10/02 at 102       1,725,632
    500,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Baystate Medical Center Issue, Series C,
                7.500%, 7/01/20 (Pre-refunded to 7/01/99)                            A+       7/99 at 102         545,980
    500,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Stonehill College Issue, Series D,
                7.700%, 7/01/20 (Pre-refunded to 7/01/00)                           Aaa       7/00 at 102         563,145
  1,000,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Boston College Issue, Series J,
                6.625%, 7/01/21                                                     Aaa       7/01 at 102       1,071,980
    500,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Berklee College of Music Issue, Series C,
                6.875%, 10/01/21                                                    Aaa      10/01 at 102         545,035
  1,000,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Brigham and Woman's Hospital Issue,
                Series D, 6.750%, 7/01/24                                            A1       7/01 at 102       1,039,460
    250,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Beverly Hospital Issue, Series D,
                7.300%, 7/01/19 (Pre-refunded to 7/01/99)                           Aaa       7/99 at 102         273,495
  1,500,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, New England Medical Center Hospitals Issue,
                Series F, 6.625%, 7/01/25                                           Aaa       7/02 at 102       1,600,710
  1,450,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Boston University Issue, Series M,
                6.000%, 10/01/22                                                    Aaa      10/02 at 100       1,458,338
  2,000,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Bentley College Issue, Series I,
                6.125%, 7/01/17                                                     Aaa       7/02 at 102       2,037,120
    350,000    Massachusetts Housing Finance Agency, Housing Revenue Bonds,
                1989 Series A, 7.600%, 12/01/16                                     Aaa      12/99 at 103         368,116
    500,000    Massachusetts Housing Finance Agency, Single Family Housing
                Revenue Bonds, Series 18, 7.350%, 12/01/16                           Aa       6/01 at 102         528,165
    250,000    Massachusetts Housing Finance Agency, Single Family Housing
                Revenue Bonds, Series 8, 7.700%, 6/01/17                             Aa       6/98 at 102         263,660
  1,590,000    Massachusetts Industrial Finance Agency, Library Revenue Bonds,
                (Malden Public Library Project), Series 1994, 7.250%, 1/01/15       Aaa       1/05 at 102       1,822,379
    500,000    Massachusetts Industrial Finance Agency, Revenue Bonds,
                Brandeis University Issue, 1989 Series C, 6.800%, 10/01/19          Aaa      10/99 at 102         535,710
    200,000    Massachusetts Industrial Finance Agency, Revenue Bonds,
                Harvard Community Health Plan, Inc., Issue 1988 Series B
                (Refunding Bonds), 7.750%, 10/01/08                                 Aaa      10/98 at 102         216,000
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                           RAT-        OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                          INGS*    PROVISIONS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
$   250,000    Massachusetts Industrial Finance Agency, Revenue Bonds,
                Milton Academy Issue, Series A, 7.250%, 9/01/19
                (Pre-refunded to 9/01/99)                                           Aaa       9/99 at 102     $   274,485
    375,000    Massachusetts Industrial Finance Agency, Revenue Bonds,
                Museum of Science Issue, Series 1989, 7.300%, 11/01/09
                (Pre-refunded to 11/01/99)                                          Aaa      11/99 at 102         413,475
  1,000,000    Massachusetts Industrial Finance Agency, Revenue Refunding
                Bonds, Mount Holyoke College Issue, Series 1992A,
                6.300%, 7/01/13                                                     Aaa       7/01 at 102       1,045,270
    420,000    Massachusetts Industrial Finance Agency Revenue Bonds,
                Babson College Issue, Series 1995A, 5.800%, 10/01/10                Aaa      10/05 at 102         427,228
  1,000,000    Massachusetts Industrial Finance Agency, Revenue Bonds,
                (College of the Holy Cross - 1996 Issue), 5.500%, 3/01/20           Aaa       3/06 at 102         948,880
  2,000,000    Massachusetts Municipal Wholesale Electric Company, Power
                Supply System Revenue Bonds, 1993 Series A,
                5.000%, 7/01/10                                                     Aaa       7/03 at 102       1,869,820
  1,000,000    Massachusetts Port Authority, Revenue Bonds, Series 1982,
                13.000%, 7/01/13                                                    Aaa      No Opt. Call       1,678,150
    250,000    Massachusetts ST, General Obligation Bonds, Consolidated Loan
                of 1990 Series A, 7.250%, 3/01/09 (Pre-refunded to 3/01/00)         Aaa       3/00 at 102         276,182
               Massachusetts ST, General Obligation Bonds, Consolidated Loan
                Series 1992-A:
    500,000     6.500%, 6/01/08                                                     Aaa       6/02 at 101         540,940
  1,200,000     6.000%, 6/01/13                                                     Aaa       6/02 at 100       1,218,792
  1,000,000    Massachusetts Turnpike Authority, Turnpike Revenue Bonds,
                1993 Series A, 5.125%, 1/01/23                                      Aaa       1/03 at 102         895,130
  1,000,000    City of Boston, Massachusetts, General Obligation Bonds,
                1991 Series A, 6.750%, 7/01/11                                      Aaa       7/01 at 102       1,105,720
    500,000    City of Boston, Massachusetts, Revenue Bonds, Boston City
                Hospital (FHA Insured Mortgage), Series A, 7.625%, 2/15/21
                (Pre-refunded to 8/15/00)                                           Aaa       8/00 at 102         562,605
    500,000    Boston Water and Sewer Commission, General Revenue Bonds,
                1991 Series A, (Senior Series), 7.000%, 11/01/18
                (Pre-refunded to 11/01/01)                                          Aaa      11/01 at 102         561,160
    500,000    Boston Water and Sewer Commission, (A Public Instrumentality
                of The Commonwealth of Massachusetts), General Revenue
                Bonds, 1988 Series A, (Subordinated Series),
                7.250%, 11/01/06                                                    Aaa      11/98 at 100         528,445
    500,000    City of Fall River, Massachusetts General Obligation Bonds,
                7.200%, 6/01/10                                                     Aaa       6/01 at 102         554,890
    250,000    Town of Groveland, Massachusetts, General Obligation Bonds,
                6.900%, 6/15/07                                                     Aaa       6/01 at 102         275,348
  1,000,000    City of Haverhill, Massachusetts, General Obligation, Hospital
                Refunding Bonds, Series A, 6.700%, 9/01/10                          Aaa       9/01 at 102       1,080,570
    250,000    City of Holyoke, Massachusetts, General Obligation Bonds,
                8.150%, 6/15/06                                                     Aaa       6/02 at 103         298,075
-----------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN MASSACHUSETTS INSURED TAX-FREE VALUE FUND--CONTINUED
-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$   450,000    City of Leominster, Massachusetts, General Obligation Bonds,
                7.500%, 4/01/09                                                     Aaa       4/00 at 102     $   500,913
  2,625,000    City of Lowell, Massachusetts, General Obligation State
                Qualified Bonds, 5.600%, 11/01/12                                   Aaa      11/03 at 102       2,578,249
  1,025,000    City of Lynn, Massachusetts, General Obligation Bonds,
                6.750%, 1/15/02                                                     Aaa      No Opt. Call       1,116,861
    250,000    Lynn, Massachusetts, Water and Sewer Commission, General
                Revenue Bonds, 1990 Series A, 7.250%, 12/01/10
                (Pre-refunded to 12/01/00)                                          Aaa      12/00 at 102         279,888
  1,000,000    Town of Mansfield, Massachusetts, General Obligation Bonds,
                6.700%, 1/15/11                                                     Aaa       1/02 at 102       1,085,390
    250,000    Town of Methuen, Massachusetts, General Obligation Bonds,
                7.400%, 5/15/04                                                     Aaa       5/00 at 102         276,145
    500,000    Town of Monson, Massachusetts, General Obligation School
                Project Loan, Act of 1948 Bonds, 7.700%, 10/15/10
                (Pre-refunded to 10/15/00)                                          Aaa      10/00 at 102         566,795
  1,500,000    Town of Monson, Massachusetts, General Obligation, Bank-
                Qualified Unlimited Tax, School Refunding Bonds,
                5.500%, 10/15/10                                                    Aaa      No Opt. Call       1,503,555
    300,000    Town of North Andover, Massachusetts, General Obligation
                Bonds, 7.400%, 9/15/10                                              Aaa       9/00 at 103         335,946
               North Middlesex Regional School District, School Bonds
                of 1990:
    270,000     7.200%, 6/15/08                                                     Aaa       6/00 at 103         299,109
    245,000     7.200%, 6/15/09                                                     Aaa       6/00 at 103         271,413
    250,000    City of Northampton, Massachusetts, General Obligation Bonds,
                Bank-Qualified, 5.300%, 3/01/10                                     Aaa       3/03 at 102         246,050
    190,000    Town of Northfield, Massachusetts, General Obligation Bonds,
                Municipal Purpose Loan of 1992, Bank-Qualified,
                6.350%, 10/15/09                                                    Aaa      10/01 at 102         201,875
    270,000    Town of Palmer, Massachusetts, General Obligation School
                Bonds of 1990, Series A, School Project Loan of 1948,
                7.300%, 3/01/10 (Pre-refunded to 3/01/00)                           Aaa       3/00 at 102         298,712
    250,000    Town of Palmer, Massachusetts, General Obligation, School
                Project Loan, Act of 1948, 1990 Series B, 7.700%, 10/01/10
                (Pre-refunding to 10/01/00)                                         Aaa      10/00 at 102         283,160
  1,000,000    Town of Palmer, Massachusetts, General Obligation Refunding
                Bonds, 5.500%, 10/01/10                                             Aaa      10/03 at 102         998,490
    440,000    Quaboag Regional School District, General Obligation School
                Bonds of 1991, Ult - Bank Qualified, 6.250%, 6/15/08                Aaa       6/02 at 102         469,682
               City of Salem, Massachusetts, General Obligation Bonds:
    500,000     6.800%, 8/15/09                                                     Aaa       8/01 at 102         550,035
    900,000     6.000%, 7/15/10                                                     Aaa       7/02 at 102         932,157
    250,000    Town of Sandwich, Massachusetts, Unlimited Tax, General
                Obligation Bonds, 7.100%, 11/01/07
                (Pre-refunded to 11/01/98)                                          Aaa   11/98 at 1021/2         270,438
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

NUVEEN MASSACHUSETTS INSURED TAX-FREE VALUE FUND--CONTINUED
-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$   515,000    Southern Berkshire Regional School Dist, General Obligation
                School Bonds, Unlimited Tax, 7.500%, 4/15/07
                (Pre-refunded to 4/15/02)                                           Aaa       4/02 at 102     $   592,199
  1,145,000    Southern Berkshire Regional School District, Massachusetts,
                General Obligation School Bonds, 7.000%, 4/15/11                    Aaa       4/02 at 102       1,281,953
    250,000    City of Springfield, Massachusetts, Municipal Purpose Loan of
                1988, (General Obligation Bonds.), 7.000%, 11/01/07                 Aaa      11/98 at 103         269,815
    220,000    Taunton, Massachusetts, General Obligation Bonds,
                6.800%, 9/01/09                                                     Aaa       9/01 at 103         241,514
    455,000    Town of Wareham, Massachusetts, General Obligation School
                Bonds, 7.050%, 1/15/07                                              Aaa       1/01 at 103         503,066
    250,000    City of Westfield, Massachusetts, General Obligation Bonds,
                7.100%, 12/15/08 (Pre-refunded to 12/15/00)                         Aaa      12/00 at 102         278,648
    215,000    Town of Whately, Massachusetts, General Obligation Bonds,
                6.350%, 1/15/09                                                     Aaa       1/02 at 102         226,548
  1,210,000    Town of Winchendon, Massachusetts, Unlimited Tax, General
                Obligation Bonds, 6.050%, 3/15/10                                   Aaa       3/03 at 102       1,260,273
    160,000    City of Worcester, Massachusetts, General Obligation Bonds,
                6.900%, 5/15/07                                                     Aaa       5/02 at 102         179,496
  1,000,000    Commonwealth of Puerto Rico, Public Improvement Bonds of
                1995 (General Obligation Bonds), 5.750%, 7/01/24                    Aaa    7/05 at 1011/2         977,520
  2,290,000    Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Authority, Hospital
                Revenue Bonds, 1995 Series A, (Hospital Auxilio Mutuo
                Obligated Group Project), 6.250%, 7/01/16                           Aaa       1/05 at 102       2,398,981
-------------------------------------------------------------------------------------------------------------------------
$59,060,000    Total Investments -- (cost $58,941,628) -- 96.8%                                                62,318,985
===========--------------------------------------------------------------------------------------------------------------
               TEMPORARY INVESTMENTS IN SHORT-TERM
               MUNICIPAL SECURITIES -- 1.7%
$ 1,100,000    The Commonwealth of Massachusetts, Dedicated Income Tax
===========     Bonds, Fiscal Recovery Loan, Act of 1990, Series B, Variable
                Rate Demand Bonds, 3.650%, 12/01/97+                             VMIG-1                         1,100,000
-------------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- 1.5%                                                              951,666
-------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                             $64,370,651
=========================================================================================================================

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN MASSACHUSETTS INSURED TAX-FREE VALUE FUND--CONTINUED

-------------------------------------------------------------------------------------------------
                                                          NUMBER OF           MARKET   PORTFOLIO
               STANDARD & POOR'S               MOODY'S   SECURITIES            VALUE     PERCENT
-------------------------------------------------------------------------------------------------
SUMMARY OF                   AAA                   Aaa            80     $59,941,720          96%
RATINGS*             AA+, AA, AA-    Aa1, Aa, Aa2, Aa3             2         791,825           1
PORTFOLIO OF                   A+                   A1             2       1,585,440           3
INVESTMENTS
(EXCLUDING
TEMPORARY
INVESTMENTS):
-------------------------------------------------------------------------------------------------
TOTAL                                                             84     $62,318,985          100%
-------------------------------------------------------------------------------------------------


All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996



NUVEEN NEW YORK TAX-FREE VALUE FUND

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-           OPT. CALL         MARKET
AMOUNT         DESCRIPTION                                                        INGS*       PROVISIONS**          VALUE
-----------------------------------------------------------------------------------------------------------------------------
$    500,000   Certificates of Participation, The State of New York,
                Commissioner of the Office of Mental Health of the State of
                New York, 8.300%, 9/01/12                                          Baa1       9/97 at 102    $    527,000
     500,000   Dormitory Authority of the State of New York, Hospital
                Revenue Bonds, Long Island Jewish Medical Center
                (FHA-Insured Mortgage), Series 1988, 7.750%, 8/15/27                AAA       2/98 at 102         528,940
     500,000   Dormitory Authority of the State of New York, City University
                Refunding Bonds, 1988B Issue, 8.200%, 7/01/13                      Baa1       7/98 at 102         540,035
     750,000   Dormitory Authority of the State of New York, GNMA
                Collateralized Revenue Bonds (Park Ridge Housing, Inc.
                Project), Series 1989, 7.850%, 2/01/29                              AAA       2/99 at 102         808,995
   1,985,000   Dormitory Authority of the State of New York, United Health
                Services, Inc., FHA-Insured Mortgage Revenue Bonds,
                Series 1989, 7.350%, 8/01/29                                        AAA       2/00 at 102       2,130,580
   1,000,000   Dormitory Authority of the State of New York, City University
                System Consolidated Revenue Bonds, Series 1990A,
                7.625%, 7/01/20 (Pre-refunded to 7/01/00)                           Aaa       7/00 at 102       1,125,560
   2,000,000   Dormitory Authority of the State of New York, State University
                Educational Facilities Revenue Bonds, Series 1990A,
                7.400%, 5/15/01                                                    Baa1       5/00 at 102       2,156,380
     750,000   Dormitory Authority of the State of New York, City University
                System Consolidated, Second General Resolution Revenue
                Bonds, Series 1990C, 7.500%, 7/01/10                               Baa1        2/99 at 99         861,165
   2,250,000   Dormitory Authority of the State of New York, Judicial
                Facilities Lease Revenue Bonds (Suffolk County Issue),
                Series 1991A, 9.500%, 4/15/14                                      Baa1  10/96 at 115 7/8       2,624,828
   2,000,000   Dormitory Authority of the State of New York, State University
                Educational Facilities Revenue Bonds, Series 1993A,
                5.500%, 5/15/08                                                    Baa1      No Opt. Call       1,929,580
   1,500,000   Dormitory Authority of the State of New York, City University
                System Consolidated Second General Resolution Revenue
                Bonds, Series 1993A, 5.750%, 7/01/07                               Baa1      No Opt. Call       1,492,110
   1,375,000   Dormitory Authority of the State of New York, University of
                Rochester, Strong Memorial Hospital Revenue Bonds,
                Series 1994, 5.500%, 7/01/21                                         A1       7/04 at 102       1,280,826
   2,225,000   Dormitory Authority of the State of New York, Court Facilities
                Lease Revenue Bonds  (The City of New York Issue),
                Series 1993A, 5.700%, 5/15/22                                      Baa1   5/03 at 101 1/2       2,049,247
   1,125,000   Dormitory Authority of the State of New York, State University
                Education Facilities, Revenue Bonds, Series 1993B,
                5.250%, 5/15/09                                                    Baa1      No Opt. Call       1,052,505
   2,225,000   Dormitory Authority of the State of New York, City University
                Refunding Bonds, 1993C Issue, 5.750%, 7/01/12                      Baa1      No Opt. Call       2,145,323
   2,195,000   Dormitory Authority of the State of New York, Revenue Bonds,
                Upstate Community Colleges, Series 1995A, 6.500%, 7/01/07          Baa1      No Opt. Call       2,307,186
----------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN NEW YORK TAX-FREE VALUE FUND CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  3,500,000   Dormitory Authority of the State of New York, Nursing Homes
                Revenue Bonds, (Letter of Credit Secured), 1995 Issue A,
                5.750%, 7/01/17                                                     Aa3       7/05 at 102    $  3,378,235
   2,500,000   Dormitory Authority of the State of New York, W.K. Nursing
                Home Corporation, FHA-Insured Mortgage Revenue Bonds,
                Series 1996, 5.950%, 2/01/16                                        AAA       8/06 at 102       2,495,575
   2,615,000   Empire State Development Corporation, New York State Urban
                Development Corporation, Project Revenue Bonds (Pine
                Barrens), 1996 Series, 5.375%, 4/01/17                             Baa1       4/05 at 102       2,339,353
   3,000,000   New York Local Government Assistance Corporation,
                Series 1993B, Refunding Bonds, 5.000%, 4/01/23                        A       4/04 at 100       2,601,900
   2,000,000   New York State Medical Care Facilities Finance Agency, Mental
                Health Services Facilities Improvement Revenue Bonds, 1992
                Series A, 5.500%, 8/15/21                                           Aaa       2/02 at 100       1,860,400
   1,545,000   New York State Environmental Facilities Corporation, State Park
                Infrastructure Special Obligation Bonds, Series 1993A,
                5.750%, 3/15/13                                                    Baa1       3/03 at 101       1,475,954
   2,250,000   New York State Finance Agency, Housing Project Mortgage
                Revenue Bonds, 1996 Series A Refunding, 6.125%, 11/01/20            Aaa       5/06 at 102       2,261,880
     200,000   New York State Housing Finance Agency, State University
                Construction Refunding Bonds, 1986 Series A,
                8.000%, 5/01/11                                                     Aaa     No Opt. Calls         245,970
   1,650,000   New York State Housing Finance Agency, Insured Multi-Family
                Mortgage Housing Revenue Bonds, 1992 Series A,
                6.950%, 8/15/12                                                      Aa       8/02 at 102       1,747,977
               New York State Housing Finance Agency, Health Facilities
                Revenue Bonds (New York City), 1990 Series A Refunding:
   1,660,000    8.000%, 11/01/08 (Pre-refunded to 11/01/00                          Aaa      11/00 at 102       1,902,974
     340,000    8.000%, 11/01/08                                                   BBB+      11/00 at 102         378,760
   2,990,000   New York State Housing Finance Agency, Service Contract
                Obligation Revenue Bonds, 1993 Series C Refunding,
                5.875%, 9/15/14                                                    Baa1       9/03 at 102       2,837,091
   4,250,000   New York State Housing Finance Agency, Service Contract
                Obligation Revenue Bonds, 1993 Series A, 5.500%, 9/15/22           Baa1       9/03 at 102       3,795,123
   1,000,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home Insured Mortgage Revenue Bonds, 1987
                Series A, 8.000%, 2/15/27 (Pre-refunded to 8/15/97)                 Aaa       8/97 at 102       1,049,330
     995,000   New York State Medical Care Facilities Finance Agency, Albany
                Medical Center Hospital Project Revenue Bonds, 1987 Series A,
                8.000%, 2/15/28                                                     AAA       8/98 at 102       1,069,516
     995,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home Insured Mortgage Revenue Bonds, 1989
                Series B, 7.350%, 2/15/29                                            Aa       8/99 at 102       1,065,456
   1,000,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                1988 Series C, 7.700%, 2/15/22 (Pre-refunded to 8/15/98)            AAA       8/98 at 102       1,083,160
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  1,250,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                1987 Series A, 8.300%, 2/15/22 (Pre-refunded to 2/15/98)            AAA       2/98 at 102    $  1,346,088
   2,250,000   New York State Medical Care Facilities Finance Agency, Hospital
                Insured Mortgage Revenue Bonds, 1987 Series A Refunding,
                8.000%, 2/15/25 (Pre-refunded to 8/15/97)                           Aaa       8/97 at 102       2,378,408
   2,000,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                1992 Series B, 6.200%, 8/15/22                                      AAA       8/02 at 102       2,030,640
   1,495,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                1992 Series D, 6.450%, 2/15/09                                      AAA       2/03 at 102       1,589,469
   1,460,000   New York State Medical Care Facilities Finance Agency, Mental
                Health Services Facilities Improvement Revenue Bonds, 1991
                Series A, 7.500%, 2/15/21 (Pre-refunded to 2/15/01)                 Aaa       2/01 at 102       1,653,289
   2,500,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                1994 Series A, 6.200%, 2/15/21                                      AAA       2/04 at 102       2,523,925
   1,500,000   New York State Medical Care Facilities Finance Agency, Mental
                Health Services Facilities Improvement Revenue Bonds,
                1994 Series E, 6.500%, 8/15/24                                     Baa1       8/04 at 102       1,539,165
   1,000,000   New York State Medical Care Facilities Finance Agency, Health
                Center Projects Revenue Bonds (Secured Mortgage Program),
                1995 Series A, 6.375%, 11/15/19                                      Aa      11/05 at 102       1,029,750
   1,250,000   New York State Medical Care Facilities Agency, New York
                Downtown Hospital Secured Hospital Revenue Bonds,
                1995 Series A, 6.700%, 2/15/12                                      Baa       2/05 at 102       1,273,738
   2,470,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                1994 Series C, 6.400%, 8/15/14                                      AAA       8/04 at 102       2,551,584
               New York State Medical Care Facilities Finance Agency,
                New York Hospital FHA-Insured Mortgage Revenue Bonds,
                1994 Series A:
   1,000,000    6.750%, 8/15/14                                                     Aaa       2/05 at 102       1,090,210
   1,000,000    6.800%, 8/15/24                                                     Aaa       2/05 at 102       1,093,540
               New York State Medical Care Facilities Finance Agency,
                Brookdale Hospital Medical Center Secured Hospital Revenue
                Bonds, 1995 Series A:
   1,000,000    6.400%, 2/15/01                                                     Baa      No Opt. Call       1,026,400
   2,700,000    6.800%, 8/15/12                                                     Baa       2/05 at 102       2,771,604
   4,000,000   New York State Medical Care Facilities Finance Agency,
                Montefiore Medical Center FHA-Insured Mortgage Revenue
                Bonds, 1995 Series A, 5.750%, 2/15/25                               Aaa       2/05 at 102       3,888,080
   1,000,000   New York State Urban Development Corporation, Section 236
                Revenue Bonds, Series 1992A, 6.750%, 1/01/26                        Aaa       1/02 at 102       1,079,000
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN NEW YORK TAX-FREE VALUE FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                           RAT-         OPT. CALL         MARKET
AMOUNT         DESCRIPTION                                                          INGS*     PROVISIONS**          VALUE
-------------------------------------------------------------------------------------------------------------------------
$  1,100,000   New York State Urban Development Corporation, Project
                Revenue Bonds (Syracuse University Center for Science and
                Technology), Series 1987, 7.875%, 1/01/17
                (Pre-refunded to 1/01/98)                                          Baa1       1/98 at 102    $  1,174,063
   1,000,000   New York State Urban Development Corporation, Correctional
                Capital Facilities Revenue Bonds, Series 1, 7.500%, 1/01/20
                (Pre-refunded to 1/01/00)                                           Aaa       1/00 at 102       1,110,580
   2,000,000   New York State Urban Development Corporation, Project
                Revenue Bonds (Clarkson Center for Advanced Materials
                Processing Loan), Series 1990, 7.800%, 1/01/20
                (Pre-refunded to 1/01/01)                                          Baa1       1/01 at 102       2,275,800
   2,900,000   New York State Urban Development Corporation, State Facilities
                Revenue Bonds, Series 1991, 7.500%, 4/01/20
                (Pre-refunded to 4/01/01)                                           Aaa       4/01 at 102       3,295,473
   1,000,000   New York State Urban Development Corporation, Project
                Revenue Bonds (Cornell Center for Theory and Simulation in
                Science and Engineering Grant), Series 1993, 6.00%, 1/01/14         Baa       1/03 at 102         966,990
               New York State Urban Development Corporation, Correctional
                Capital Facilities Revenue Bonds, 1993 Refunding Series:
   2,490,000    5.750%, 1/01/13                                                    Baa1       1/03 at 102       2,363,458
   5,090,000    5.500%, 1/01/15                                                    Baa1       1/03 at 102       4,642,691
     380,000   New York State Mortgage Agency, Mortgage Revenue Bonds,
                Ninth Series E, 8.100%, 10/01/17                                     Aa       4/98 at 102         396,184
   3,000,000   State of New York, General Obligation Refunding Bonds,
                Series 1995C, 5.625%, 10/01/20                                        A      10/05 at 101       2,888,850
   2,100,000   Town of Babylon Industrial Development Agency, (New York),
                Resource Recovery Revenue Bonds, Series 1985 (Ogden Martin
                Systems of Babylon, Inc. Project), 8.500%, 1/01/19                 Baa1       7/98 at 103       2,318,337
   1,000,000   City of Batavia Housing Authority, Tax-Exempt Mortgage
                Revenue Refunding Bonds, Series 1994A (Washington Towers--
                FHA-Insured Mortgage), 6.500%, 1/01/23                              Aaa       7/01 at 102       1,017,520
   1,000,000   Town of Brookhaven, Industrial Development Agency, 1993
                Civic Facility Revenue Bonds (Dowling College/The National
                Aviation and Transportation Center Civic Facility),
                6.750%, 3/01/23                                                     BBB       3/03 at 102       1,026,300
   2,000,000   Certificates of Participation, The State of New York, The City
                University of New York (John Jay College of Criminal Justice
                Project Refunding), 6.000%, 8/15/06                                Baa1      No Opt. Call       2,020,840
   2,470,000   Dutchess County Industrial Development Agency, Civic Facility
                Revenue Bonds (the Bard College Project), Series 1992,
                7.000%, 11/01/17                                                      A      11/03 at 102       2,610,765
   1,000,000   County of Franklin Industrial Development Agency, Lease
                Revenue Bonds (County Correctional Facility Project),
                Series 1992, 6.750%, 11/01/12                                       BBB      11/02 at 102       1,044,160
-------------------------------------------------------------------------------------------------------------------------


                                                                               NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                              AUGUST 31, 1996


-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
$    750,000   Town of Hempstead Industrial Development Agency, Civic
                Facility Revenue Bonds, (United Cerebral Palsy Association
                of Nassau County, Inc. Civic Facility Project--1989 Series),
                7.500%, 10/01/09                                                    Aa2      10/99 at 102    $    790,343
   2,500,000   Housing New York Corporation, Senior Revenue Refunding
                Bonds, Series 1993, 5.00%, 11/01/13                                  AA      11/03 at 102       2,258,975
   1,000,000   Metropolitan Transportation Authority, Commuter Facilities
                Revenue Bonds, Series 1992B, 6.250%, 7/01/17                        Aaa       7/02 at 102       1,033,320
   1,000,000   Metropolitan Transportation Authority (New York), Commuter
                Facilities 1987 Service Contract Bonds, Series 3, 7.500%,
                7/01/16 (Pre-refunded to 7/01/00)                                   Aaa       7/00 at 102       1,121,200
   4,000,000   Metropolitan Transportation Authority (New York), Transit
                Facilities Service Contract Bonds, Series P, 5.750%, 7/01/15       Baa1   7/03 at 101 1/2       3,765,240
   1,025,000   Metropolitan Transportation Authority, Transit Facilities
                Revenue Bonds, Series J, 6.500%, 7/01/18                            Aaa       7/02 at 102       1,094,926
   2,000,000   The City of New York, General Obligation Bonds, Fiscal 1992
                Series B, 7.500%, 2/01/06                                          Baa1   2/02 at 101 1/2       2,204,040
      45,000   The City of New York, General Obligation Bonds, Fiscal 1992
                Series C, Fixed Rate Bonds, Subseries C1, 6.625%, 8/01/13           Aaa   8/02 at 101 1/2          48,642
               The City of New York, General Obligation Bonds, Fiscal 1996
                Series G:
   2,000,000    5.750%, 2/01/17                                                    Baa1   2/06 at 101 1/2       1,841,140
   2,500,000    5.750%, 2/01/20                                                    Baa1   2/06 at 101 1/2       2,277,274
   1,000,000   The City of New York, General Obligation Bonds, Fiscal 1996
                Series F, 5.750%, 2/01/19                                          Baa1   2/06 at 101 1/2         912,600
   2,000,000   The City of New York, General Obligation Bonds, Fiscal 1997
                Series C, 5.875%, 2/01/16                                          Baa1   8/06 at 101 1/2       1,874,600
   2,000,000   New York City Housing Development Corporation,
                Multi-Family Mortgage Revenue Bonds (FHA Insured
                Mortgage Loan), 1993 Series A, 6.550%, 10/01/15                     AAA       4/03 at 102       2,071,480
   1,000,000   New York City Housing Development Corporation, Multi-Unit
                Mortgage Refunding Bonds (FHA Insured Mortgage Loans),
                1991 Series A, 7.350%, 6/01/19                                      AAA       6/01 at 102       1,061,970
   1,000,000   New York City Housing Development Corporation, Multi-Family
                Housing Revenue Bonds, 1993 Series A, 5.850%, 5/01/26                Aa       5/03 at 102         972,480
   1,500,000   New York City, Municipal Water Finance Authority (New York),
                Water and Sewer System Revenue Bonds, Fiscal 1991 Series C,
                7.750%, 6/15/20 (Pre-refunded to 6/15/01)                           Aaa   6/01 at 101 1/2       1,714,530
   2,000,000   New York City Municipal Water Finance Authority, Water and
                Sewer Revenue Bonds, Fiscal 1993 Series A, 5.500%, 6/15/20            A       6/02 at 100       1,834,940
   4,000,000   New York City, New York, Municipal Water Finance Authority,
                Water and Sewer System Revenue Bonds, Fiscal 1996 Series A,
                6.000%, 6/15/25                                                       A       6/05 at 101       3,980,560
   4,000,000   New York City Housing Development Corporation, Multi-Family
                Housing Revenue Bonds, 1996 Series A, 5.625%, 5/01/12 (WI)           Aa       5/06 at 102       3,940,360
-----------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN NEW YORK TAX-FREE VALUE FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  4,845,000   New York City Industrial Development Agency, Civic Facility
                Revenue Bonds, (1992 The Lighthouse, Inc. Project),
                6.500%, 7/01/22                                                      AA       7/02 at 102    $  5,037,104
               New York City Industrial Development Agency Civic Facility
                Revenue Bonds, (College of New Rochelle Project), Series 1995:
   1,000,000    6.200%, 9/01/10                                                     Baa       9/05 at 102         988,950
   1,000,000    6.300%, 9/01/15                                                     Baa       9/05 at 102         973,570
   2,345,000   Newark-Wayne Community Hospital, Inc., Hospital Revenue
                Improvement and Refunding Bonds, Series 1993A,
                7.600%, 9/01/15                                                     N/R       9/03 at 102       2,215,603
   1,000,000   Orangetown Housing Authority (Rockland County, New York),
                Housing Facilities Revenue Bonds, (Orangetown Senior
                Housing Center--1990 Series), 7.600%, 4/01/30
                (Pre-refunded to 10/01/00)                                            A      10/00 at 102       1,127,350
               South Orangetown Central School District, Rockland County,
                New York, Serial General Obligation Bonds, Series 1990:
     390,000    6.875%, 10/01/08                                                      A      No Opt. Call         440,739
     390,000    6.875%, 10/01/09                                                      A      No Opt. Call         439,347
   3,015,000   Suffolk County Industrial Development Agency, Civic Facility
                Revenue Bonds, (Dowling College Civic Facility), Series 1994,
                6.625%, 6/01/24                                                     BBB       6/04 at 102       3,063,270
   1,000,000   Suffolk County Industrial Development Agency, Civic Facility
                Revenue Refunding Bonds, (Dowling College Civic Facility),
                Series 1996, 6.700%, 12/01/20                                       BBB      12/06 at 102         998,080
   2,000,000   34th Street Partnership, Inc., 34th Street Business Improvement
                District, Capital Improvement Bonds, Series 1993,
                5.500%, 1/01/23                                                      A1       1/03 at 102       1,825,260
   2,000,000   Triborough Bridge and Tunnel Authority (New York), Special
                Obligation Refunding Bonds, Series 1991B, 7.100%, 1/01/10            A1       1/01 at 102       2,165,060
   2,000,000   Triborough Bridge and Tunnel Authority, Special Obligation
                Refunding Bonds, Series 1991B, 7.100%, 1/01/10                      Aaa       1/01 at 102       2,196,900
   2,100,000   UFA Development Corporation, Utica, New York, FHA-Insured
                Mortgage Revenue Bonds, Series 1993 (Loretto-Utica Project),
                5.950%, 7/01/35                                                      Aa       7/04 at 102       2,025,996
   2,000,000   New York City Industrial Development Agency, Civic Facility
                Revenue Bonds (1992 Jewish Board of Family and Children
                Services, Inc., Project), 6.750%, 12/15/12                        BBB--      12/02 at 102       2,037,160
-------------------------------------------------------------------------------------------------------------------------
$172,180,000   Total Investments -- (cost $167,654,909) -- 100.9%                                             173,498,824
============-------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               TEMPORARY INVESTMENTS IN SHORT-TERM
               MUNICIPAL SECURITIES -- 0.4%
$  700,000     The City of New York, General Obligation Bonds, Fiscal 1994
==========      Series A, Adjustable Rate Bonds, Subseries A-4, Variable Rate
                Demand Bonds, 3.600%, 8/01/21+                                   VMIG-1                           700,000
-------------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- (1.3)%                                                         (2,276,863)
-------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                            $171,921,961
=========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF          MARKET           MARKET
               STANDARD & POOR'S                          MOODY'S              SECURITIES          VALUE          PERCENT
-------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                   AAA                              Aaa                      34   $ 53,553,654               31%
RATINGS*           AA+, AA, AA--                Aa1, Aa, Aa2, Aa3                      11     22,642,860               13
PORTFOLIO OF                  A+                               A1                       3      5,271,146                3
INVESTMENTS               A, A--                        A, A2, A3                       8     15,924,451                9
(EXCLUDING      BBB+, BBB, BBB--            Baa1, Baa, Baa2, Baa3                      40     73,891,110               43
TEMPORARY              Non-Rated                        Non-Rated                       1      2,215,603                1
INVESTMENTS):
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                  97   $173,498,824              100%
-------------------------------------------------------------------------------------------------------------------------

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices and later dates.
(WI) Security purchased on a when issued basis (note 1).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN NEW YORK INSURED TAX-FREE VALUE FUND

--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
--------------------------------------------------------------------------------------------------------------------------
$  1,415,000   Dormitory Authority of the State of New York, College and
                University Revenue (Pooled Capital Program), Series 1985,
                7.800%, 12/01/05                                                    Aaa      12/98 at 102    $  1,527,747
   1,490,000   Dormitory Authority of the State of New York, United Health
                Services, Inc., FHA-Insured Mortgage Revenue Bonds,
                Series 1989, 7.350%, 8/01/29                                        AAA       2/00 at 102       1,599,277
   1,490,000   Dormitory Authority of the State of New York, Iona College,
                Insured Revenue Bonds, Series 1988, 7.625%, 7/01/09                 Aaa       7/98 at 102       1,599,187
   1,200,000   Dormitory Authority of the State of New York, State University
                Educational Facilities, Revenue Bonds, Series 1989B,
                7.250%, 5/15/15 (Pre-refunded to 5/15/00)                           Aaa       5/00 at 102       1,331,568
   1,000,000   Dormitory Authority of the State of New York, United Cerebral
                Palsy Association of Westchester County, Inc., Insured Revenue
                Bonds, Series 1992, 6.200%, 7/01/12                                 Aaa       7/02 at 102       1,035,940
   1,000,000   Dormitory Authority of the State of New York, Manhattanville
                College, Insured Revenue Bonds, Series 1990,
                7.500%, 7/01/22 (Pre-refunded to 7/01/00)                           Aaa       7/00 at 102       1,121,200
   2,500,000   Dormitory Authority of the State of New York, City University
                System Consolidated Second General Resolution Revenue
                Bonds, Series 1990C, 7.000%, 7/01/14                                Aaa       7/00 at 102       2,715,100
   1,800,000   Dormitory Authority of the State of New York, City University
                System Consolidated Second General Resolution Revenue
                Bonds, Series 1993A, 5.750%, 7/01/18                                Aaa      No Opt. Call       1,798,722
   6,295,000   Dormitory Authority of the State of New York, City University
                System Consolidated Second General Resolution Revenue
                Bonds, Series 1990F, 7.500%, 7/01/20
                (Pre-refunded to 7/01/00)                                           Aaa       7/00 at 102       7,057,954
   2,500,000   Dormitory Authority of the State of New York, Cooper Union,
                Insured Revenue Bonds, Series 1990, 7.200%, 7/01/20                 Aaa       7/01 at 102       2,777,975
   2,500,000   Dormitory Authority of the State of New York, State University
                Educational Facilities, Revenue Bonds, Series 1993A,
                5.250%, 5/15/15                                                     Aaa      No Opt. Call       2,383,800
   1,200,000   Dormitory Authority of the State of New York, State University
                Educational Facilities, Revenue Bonds, Series 1990C,
                7.000%, 5/15/18 (Pre-refunded to 5/15/00)                           Aaa       5/00 at 102       1,321,440
   2,000,000   Dormitory Authority of the State of New York, State University
                Educational Facilities, Revenue Bonds, Series 1990A,
                6.500%, 5/15/19 (Pre-refunded to 5/15/00)                           Aaa       5/00 at 100       2,136,100
   5,000,000   Dormitory Authority of the State of New York, New York
                University Insured Revenue Bonds, Series 1991,
                6.250%, 7/01/09                                                     Aaa       7/01 at 102       5,223,850
   1,000,000   Dormitory Authority of the State of New York, Fordham
                University, Insured Revenue Bonds, Series 1990,
                7.200%, 7/01/15 (Pre-refunded to 7/01/00)                           Aaa       7/00 at 102       1,110,750
   4,640,000   Dormitory Authority of the State of New York, Mount Sinai
                School of Medicine, Insured Revenue Bonds, Series 1994A,
                5.000%, 7/01/21                                                     Aaa       7/04 at 102       4,118,139
--------------------------------------------------------------------------------------------------------------------------

                                                                            NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                           AUGUST 31, 1996

--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
--------------------------------------------------------------------------------------------------------------------------
$  1,175,000   Dormitory Authority of the State of New York, University of
                Rochester, Strong Memorial Hospital Revenue Bonds,
                Series 1994, 5.500%, 7/01/21                                        Aaa       7/04 at 102    $  1,104,571
   1,500,000   Dormitory Authority of the State of New York, Sarah Lawrence
                College, Revenue Bonds, Series 1995, 6.000%, 7/01/24                Aaa       7/05 at 102       1,513,530
   6,460,000   Dormitory Authority of the State of New York, St. Vincent's
                Hospital and Medical Center of New York, FHA-Insured
                Mortgage Revenue Bonds, Series 1995, 5.800%, 8/01/25                Aaa       8/05 at 102       6,287,583
   3,730,000   Dormitory Authority of the State of New York, Maimonides
                Medical Center, FHA-Insured Mortgage Hospital Revenue
                Bonds, Series 1996A, 5.750%, 8/01/24                                Aaa       2/06 at 102       3,626,343
               New York Medical Care Facilities Finance Agency, Mental Health
                Services Facilities Improvement Revenue Bonds, 1992 Series A:
       5,000    6.375%, 8/15/17 (Pre-refunded to 2/15/02)                           Aaa       2/02 at 102           5,466
   6,145,000    6.375%, 8/15/17                                                     Aaa      12/02 at 102       6,437,625
   3,500,000   New York State Energy Research and Development Authority,
                Gas Facilities Revenue Bonds, 1996 Series (The Brooklyn
                Union Gas Company Project), 5.500%, 1/01/21                         Aaa       1/06 at 102       3,335,220
   2,500,000   New York State Energy Research and Development Authority,
                Pollution Control Revenue Bonds (Central Hudson Gas &
                Electric Corporation Project), 1984 Series B, 7.375%, 10/01/14      Aaa      10/99 at 103       2,752,975
   1,450,000   New York State Environmental Facilities Corporation, State
                Water Pollution Control, Revolving Fund Revenue Bonds,
                Series 1990C, (Pooled Loan Issue), 7.200%, 3/15/11                  Aaa       6/00 at 102       1,585,836
               New York State Finance Agency, Housing Project Mortgage
                Revenue Bonds, 1996 Series A Refunding:
     750,000    5.875%, 11/01/10                                                    Aaa       5/06 at 102         758,453
   5,000,000    6.125%, 11/01/20                                                    Aaa       5/06 at 102       5,026,400
   2,195,000   New York State Housing Finance Agency, Multi-Family Housing
                Revenue Bonds, (AMBAC Insured Program), 1989 Series A,
                7.450%, 11/01/28                                                    Aaa      11/99 at 102       2,312,652
     995,000   New York State Medical Care Facilities Finance Agency, Albany
                Medical Center Hospital Project Revenue Bonds, 1987 Series A,
                8.000%, 2/15/28                                                     AAA       8/98 at 102       1,069,516
     895,000   New York State Medical Care Facilities Finance Agency,
                St. Francis Hospital Project Revenue Bonds, 1988 Series A,
                7.625%, 11/01/21                                                    Aaa      11/98 at 102         966,716
   4,765,000   New York State Medical Care Facilities Finance Agency, Secured
                Hospital Revenue Bonds, 1987 Series A, 7.100%, 2/15/27              Aaa       2/97 at 102       4,908,331
   1,995,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home Insured Mortgage Revenue Bonds,
                1989 Series B, 7.350%, 2/15/29                                       Aa       8/99 at 102       2,136,266
   1,500,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home, FHA-Insured Mortgage Revenue Bonds,
                1987 Series A, 8.300%, 2/15/22 (Pre-refunded to 2/15/98)            AAA       2/98 at 102       1,615,305
--------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN NEW YORK INSURED TAX-FREE VALUE FUND -- CONTINUED


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------

$  1,500,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                1989 Series A, 7.250%, 2/15/24                                       Aa       2/99 at 102    $  1,597,755
   1,300,000   New York State Medical Care Facilities Finance Agency,
                St. Luke's-Roosevelt Hospital Center FHA-Insured Mortgage
                Revenue Bonds, 1989 Series B, 7.450%, 2/15/29
                (Pre-refunded to 2/15/00)                                           Aaa       2/00 at 102       1,444,521
   3,200,000   New York State Medical Care Facilities Finance Agency, North
                Shore University Hospital, Mortgage Project Revenue Bonds,
                1990 Series A, 7.200%, 11/01/20                                     Aaa      11/00 at 102       3,504,288
   2,000,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home, FHA-Insured Mortgage Revenue Bonds,
                1989 Series A, 7.250%, 2/15/24                                      Aaa       2/99 at 102       2,132,260
   1,670,000   New York State Medical Care Facilities Finance Agency,
                Our Lady of Victory Hospital Project Revenue Bonds,
                1991 Series A, 6.625%, 11/01/16                                     Aaa      11/01 at 102       1,782,892
               New York State Medical Care Facilities Finance Agency, Sisters
                of Charity Hospital of Buffalo Project Revenue Bonds,
                1991 Series A:
     500,000    6.600%, 11/01/10                                                    Aaa      11/01 at 102         537,935
   1,550,000    6.625%, 11/01/18                                                    Aaa      11/01 at 102       1,654,780
   1,000,000   New York State Medical Care Facilities Finance Agency, Aurelia
                Osborn Fox Memorial Hospital Project Revenue Bonds,
                1992 Series A, 6.500%, 11/01/19                                     Aaa      11/01 at 102       1,055,160
   2,815,000   New York State Medical Care Facilities Finance Agency, Mental
                Health Services Facilities Improvement Revenue Bonds,
                1992 Series B, 6.250%, 8/15/18                                      Aaa       2/02 at 102       2,898,437
   3,000,000   New York State Medical Care Facilities Finance Agency, South
                Nassau Communities Hospital Project Revenue Bonds,
                1992 Series A, 6.125%, 11/01/11                                     Aaa      11/02 at 102       3,102,840
   1,500,000   New York State Medical Care Facilities Finance Agency, Mental
                Health Services Facilities Improvement Revenue Bonds,
                1994 Series A, 5.250%, 8/15/23                                      Aaa       2/04 at 102       1,368,225
   2,500,000   New York State Medical Care Facilities Finance Agency, St. Mary's
                Hospital (Rochester) Mortgage Project Revenue Bonds,
                1994 Series A Refunding, 6.200%, 11/01/14                           Aaa      11/03 at 102       2,585,375
   7,000,000   New York State Medical Care Facilities Finance Agency, New
                York Hospital FHA-Insured Mortgage Revenue Bonds,
                1994 Series A, 6.800%, 8/15/24                                      Aaa       2/05 at 102       7,654,780
   5,890,000   New York State Medical Care Facilities Finance Agency,
                Montefiore Medical Center FHA-Insured Mortgage Revenue
                Bonds, 1995 Series A, 5.750%, 2/15/15                               Aaa       2/05 at 102       5,788,044
   4,000,000   New York State Medical Care Facilities Finance Agency, Mental
                Health Services Facilities Improvement Revenue Bonds,
                1993 Series F Refunding, 5.250%, 2/15/19                            Aaa       2/04 at 102       3,680,920
   7,300,000   New York State Thruway Authority, General Revenue Bonds,
                Series A, 5.750%, 1/01/19                                           Aaa       1/02 at 102       7,142,247
-------------------------------------------------------------------------------------------------------------------------



                                                                           NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                          AUGUST 31, 1996


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------

$  2,000,000   New York State Thruway Authority, Local Highway and Bridge
                Service Contract Bonds, Series 1994, 5.750%, 4/01/13                Aaa       4/04 at 102    $  2,000,620
               New York State Urban Development Corporation, Section 236
                Revenue Bonds, Series 1992A:
   3,850,000    6.700%, 1/01/12                                                     Aaa       1/02 at 102       4,150,916
   9,650,000    6.750%, 1/01/26                                                     Aaa       1/02 at 102      10,412,350
   2,000,000   New York State Urban Development Corporation, Correctional
                Capital Facilities Revenue Bonds, Series 1, 7.500%, 1/01/20
                (Pre-refunded to 1/01/00)                                           Aaa       1/00 at 102       2,221,160
               New York State Urban Development Corporation, Correctional
                Facilities Revenue Bonds, Series G:
   1,500,000    7.250%, 1/01/14 (Pre-refunded to 1/01/00)                           Aaa       1/00 at 102       1,654,365
     575,000    7.000%, 1/01/17 (Pre-refunded to 1/01/00)                           Aaa       1/00 at 102         629,763
   1,000,000   New York State Urban Development Corporation, Correctional
                Facilities Revenue Bonds, 1993A, Refunding Series,
                5.250%, 1/01/14                                                     Aaa      No Opt. Call         952,360
   4,000,000   New York State Urban Development Corporation Revenue
                Bonds, (Sports Facility Assistance Program), 1996 Series A,
                5.500%, 4/01/19                                                     Aaa       4/06 at 102       3,818,320
   2,000,000   Power Authority of the State of New York, General Purpose
                Bonds, Series Z, 6.500%, 1/01/19                                    Aaa       1/02 at 102       2,130,260
     225,000   State of New York Mortgage Agency, Mortgage Revenue Bonds,
                Eighth Series D, 8.375%, 10/01/17                                    Aa       1/98 at 102         234,565
     390,000   State of New York Mortgage Agency, Mortgage Revenue Bonds,
                Ninth Series E, 8.100%, 10/01/17                                     Aa       4/98 at 102         406,610
   3,500,000   State of New York Mortgage Agency, Homeowner Mortgage
                Revenue Bonds, Series 29-C-1, 5.650%, 4/01/15                       Aaa      10/03 at 102       3,386,495
     280,000   Albany, New York, Municipal Water Finance Authority, Water
                and Sewer System Revenue Bonds, Series 1988A,
                7.500%, 12/01/17                                                    Aaa      12/98 at 102         303,190
   6,000,000   Battery Park City Authority, Senior Revenue Refunding Bonds,
                Series 1993A, 5.250%, 11/01/17                                      Aaa      11/03 at 102       5,541,720
   1,250,000   County of Broome, New York, Certificates of Participation,
                (Public Safety Facility), Series 1994, 5.250%, 4/01/22              Aaa       4/04 at 102       1,148,725
   2,250,000   Buffalo and Fort Erie Public Bridge Authority, Toll Bridge
                System Revenue Bonds, Series 1995, 5.750%, 1/01/25                  Aaa       1/05 at 101       2,205,113
   1,000,000   City of Buffalo, New York, Refunding Serial Bonds, 1991,
                6.150%, 2/01/04                                                     Aaa       1/01 at 101       1,055,730
   8,385,000   Buffalo Municipal Water Finance Authority, Water System
                Revenue Bonds, Series 1992, 5.750%, 7/01/19                         Aaa       7/03 at 102       8,201,872
   2,000,000   Buffalo Sewer Authority, Sewer System Revenue Bonds, Series G,
                5.000%, 7/01/12                                                     Aaa       7/03 at 100       1,840,400
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN NEW YORK INSURED TAX-FREE VALUE FUND-CONTINUED


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               Camden Central School District, Oneida County, New York,
                School District (Serial) Bonds, 1991:
$    500,000    7.100%, 6/15/07                                                     Aaa      No Opt. Call    $    583,200
     600,000    7.100%, 6/15/08                                                     Aaa      No Opt. Call         700,182
     600,000    7.100%, 6/15/09                                                     Aaa      No Opt. Call         700,074
     275,000    7.100%, 6/15/10                                                     Aaa      No Opt. Call         321,258
   1,000,000   Erie County Water Authority, (New York), Water Works System
                Revenue Bonds, Series 1990B, 6.750%, 12/01/14                       Aaa          12/01/09       1,073,140
     470,000   City of Glen Cove, Nassau County, New York, General
                Obligation Serial Bonds, 1995 Series A, 5.625%, 6/15/11             Aaa      No Opt. Call         472,773
     500,000   Greece Central School District, Monroe County, New York,
                General Obligation Bonds, School District (Serial) Bonds,
                1992, 6.000%, 6/15/09                                               Aaa      No Opt. Call         531,450
               Town of Halfmoon, Saratoga County, New York, Public
                Improvement (Serial) Bonds, 1991:
     385,000    6.500%, 6/01/09                                                     Aaa      No Opt. Call         427,962
     395,000    6.500%, 6/01/10                                                     Aaa      No Opt. Call         438,584
     395,000    6.500%, 6/01/11                                                     Aaa      No Opt. Call         438,545
   1,350,000   Town of Hempstead Industrial Development Agency, Civic
                Facility Revenue Bonds, (Hofstra University Project--
                Series 1996), 5.800%, 7/01/15                                       Aaa       7/06 at 102       1,338,431
   4,000,000   Metropolitan Transportation Authority, Commuter Facilities
                Subordinated Revenue Bonds, Series 1995-1, (Grand Central
                Terminal Redevelopment Project), 5.700%, 7/01/24                    Aaa       7/05 at 101       3,882,920
   4,500,000   Metropolitan Transportation Authority, Commuter Facilities
                Revenue Bonds, Series 1996A, 6.100%, 7/01/26                        Aaa       7/06 at 102       4,550,625
   1,000,000   Metropolitan Transportation Authority, Transit Facilities Service
                Contract Bonds, Series L, 7.500%, 7/01/17                           Aaa       7/98 at 102       1,071,660
  10,340,000   Metropolitan Transportation Authority, Transit Facilities Revenue
                Bonds, Series J, 6.500%, 7/01/18                                    Aaa       7/02 at 102      11,045,395
               Middle Country Central School District at Centereach in the
                Town of Brookhaven, Suffolk Co., N.Y., School District (Serial)
                Bonds, 1991 (ULT):
     475,000    6.900%, 12/15/07                                                    Aaa      No Opt. Call         550,098
     475,000    6.900%, 12/15/08                                                    Aaa      No Opt. Call         549,727
               Public Improvement Serial Bonds 1992, County of Monroe,
                New York, General Obligation Bonds:
     375,000    6.500%, 6/01/15                                                     Aaa       6/01 at 102         396,818
     375,000    6.500%, 6/01/16                                                     Aaa       6/01 at 102         396,818
     350,000    6.500%, 6/01/17                                                     Aaa       6/01 at 102         370,363
   3,725,000   Montgomery, Otsego, Schoharie, Solid Waste Management
                Authority, Solid Waste System Revenue Bonds, Series 1990,
                7.250%, 1/01/14  (Pre-refunded to 1/01/00)                          Aaa       1/00 at 103       4,140,487
               Mount Sinai Union Free School District, Suffolk County,
                New York, School District (Serial) Bonds, 1989:
   1,000,000    7.250%, 2/15/15 (Pre-refunded to 2/15/00)                           Aaa       2/00 at 102       1,105,510
   1,000,000    7.250%, 2/15/17 (Pre-refunded to 2/15/00)                           Aaa       2/00 at 102       1,105,510
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
--------------------------------------------------------------------------------------------------------------------------
               Mount Sinai Union Free School District, County of Suffolk,
                New York, School District Refunding (Serial) Bonds, 1992:
$    500,000    6.200%, 2/15/15                                                     Aaa      No Opt. Call     $   530,955
   1,035,000    6.200%, 2/15/16                                                     Aaa      No Opt. Call       1,101,012
   1,500,000   County of Nassau, New York, General Obligation Serial Bonds,
                Serial General Improvement Bonds, Series O, 5.700%, 8/01/13         Aaa       8/04 at 103       1,506,885
   4,840,000   Nassau County Industrial Development Agency, Civic Facility
                Revenue Bonds, (Hofstra University Project--Series 1991),
                6.750%, 8/01/11                                                     Aaa       8/01 at 102       5,306,624
   1,020,000   City of New Rochelle, Westchester County, New York, General
                Obligations, Public Improvement Bonds, 1994 Series B,
                6.200%, 8/15/22                                                     Aaa       8/04 at 102       1,048,560
               The City of New York, General Obligation Bonds, Fiscal 1992
                Series C, Fixed Rate Bonds, Subseries C-1:
   3,000,000    6.250%, 8/01/10 (Pre-refunded to 8/01/02)                           Aaa   8/02 at 101 1/2       3,272,700
   1,000,000    6.250%, 8/01/10                                                     Aaa   8/02 at 101 1/2       1,045,940
      75,000   The City of New York, General Obligation Bonds, Fiscal 1992
                Series C, 6.625%, 8/01/12                                           Aaa   8/02 at 101 1/2          81,072
   2,600,000   The City of New York, General Obligation Bonds, Fiscal 1993
                Series C, 6.000%, 8/01/12                                           Aaa   8/02 at 101 1/2       2,661,490
   2,520,000   The City of New York, General Obligation Bonds, Fiscal 1993
                Series E, 5.750%, 5/15/12                                           Aaa   5/03 at 101 1/2       2,527,459
               The City of New York, General Obligation Bonds, Fiscal 1990,
                Series B:
   1,300,000    7.000%, 10/01/15                                                    Aaa      No Opt. Call       1,378,572
   2,000,000    7.000%, 10/01/16                                                    Aaa      No Opt. Call       2,301,940
   1,025,000    7.000%, 10/01/17                                                    Aaa      No Opt. Call       1,086,951
     310,000    7.000%, 10/01/18                                                    Aaa      No Opt. Call         328,736
     500,000   The City of New York, General Obligation Bonds, Fiscal 1988
                Series A, 8.250%, 11/01/02 (Pre-refunded to 11/01/97)               Aaa  11/97 at 101 1/2         531,455
   1,000,000   New York City Educational Construction Fund, Revenue Bonds,
                Series 1994, Senior Subordinated Revenue Bonds,
                5.625%, 4/01/13                                                     Aaa   4/04 at 101 1/2         988,800
               New York City Health and Hospitals Corporation, Health
                System Bonds, 1993 Series A:
   2,500,000    5.625%, 2/15/13                                                     Aaa       2/03 at 102       2,453,925
  11,980,000    5.750%, 2/15/22                                                     Aaa       2/03 at 102      11,598,796
   5,000,000   Pass-Through Certificates of New York City HDC Multifamily
                Housing, Limited Obligation Bonds, Series 1991A,
                6.500%, 2/20/19                                                     Aaa       7/97 at 105       5,772,600
   1,000,000   New York City Housing Development Corporation, MultiFamily
                Housing Revenue Bonds, 1993 Series B, 5.850%, 5/01/26               Aaa       5/03 at 102         981,950
   1,000,000   New York City Municipal Water Finance Authority, Water and
                Sewer System Revenue Bonds, Fiscal 1991 Series A,
                7.250%, 6/15/15 (Pre-refunded to 6/15/00)                           Aaa   6/00 at 101 1/2       1,105,060
--------------------------------------------------------------------------------------------------------------------------

                                      47

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN NEW YORK INSURED TAX-FREE VALUE FUND--CONTINUED


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               New York City Municipal Water Finance Authority, Water and
                Sewer System Revenue Bonds, Fiscal 1992 Series A:
$  2,000,000    6.750%, 6/15/16                                                     Aaa       6/01 at 101    $  2,159,980
   1,250,000    6.750%, 6/15/16                                                     Aaa       6/01 at 101       1,348,888
               New York City Municipal Water Finance Authority, Water and
                Sewer System Revenue Bonds, Fiscal 1993 Series A:
   6,765,000    5.750%, 6/15/18                                                     Aaa   6/02 at 101 1/2       6,661,157
   4,650,000    5.500%, 6/15/20                                                     Aaa       6/02 at 100       4,365,374
   7,000,000   New York City Municipal Water Finance Authority, Water and
                Sewer System Revenue Bonds, Fiscal 1996 Series B,
                5.750%, 6/15/26                                                     Aaa       6/06 at 101       6,857,620
   1,000,000   New York City Transit Authority, Transit Facilities Revenue
                Bonds, Series 1990 (Livingston Plaza Project),
                7.500%, 1/01/20 (Pre-refunded to 1/01/00)                           Aaa       1/00 at 102       1,108,600
   7,225,000   New York City Transit Authority, Transit Facilities Refunding
                Revenue Bonds, Series 1993 (Livingston Plaza Project),
                7.500%, 1/01/20                                                     Aaa       1/03 at 100       6,561,167
   2,200,000   The Trust for Cultural Resources of The City of New York,
                Revenue Refunding Bonds, Series 1991A, (The American
                Museum of Natural History), 6.900%, 4/01/21
                (Pre-refunded to 4/01/01)                                           Aaa       4/01 at 102       2,440,174
   1,000,000   New York City Industrial Development Agency, Civic Facility
                Revenue Bonds, (USTA National Tennis Center Incorporated
                Project), 6.375%, 11/15/14                                          Aaa      11/04 at 102       1,057,540
   1,000,000   New York City Industrial Development Agency, Civic Facility
                Revenue Bonds, (New School for Social Research Project),
                Series 1995A, 5.750%, 9/01/15                                       Aaa       9/05 at 102         989,180
   1,590,000   City of Niagara Falls, Niagara County, New York, Public
                Improvement (Serial)Bonds, 1994, 6.900%, 3/01/21                    Aaa       3/04 at 102       1,749,095
   5,725,000   Niagara Falls Bridge Commission, Toll Bridge System Revenue
                Bonds, Series 1992, 6.125%, 10/01/19
                (Pre-refunded to 10/01/02)                                          Aaa      10/02 at 102       6,249,639
               Town of North Hempstead, Nassau County, New York, Public
                Improvement (Serial)Bonds, 1991, Series B, Unlimited Tax:
     425,000    6.800%, 6/01/10 (Pre-refunded to 6/01/00)                           Aaa       6/00 at 102         465,486
     425,000    6.800%, 6/01/11 (Pre-refunded to 6/01/00)                           Aaa       6/00 at 102         465,486
               Town of North Hempstead, Nassau County, New York, General
                Obligation Refunding Serial Bonds, Refunding Serial Bonds--
                1992, Series B:
   1,500,000    6.375%, 4/01/09                                                     Aaa      No Opt. Call       1,644,480
   1,505,000    6.400%, 4/01/14                                                     Aaa      No Opt. Call       1,641,157
               Nyack Union Free School District, Rockland County, New York,
                School District Serial Bonds 1992:
     625,000    6.500%, 4/01/12                                                     Aaa       4/02 at 102         669,369
     625,000    6.500%, 4/01/13                                                     Aaa       4/02 at 102         670,306
     625,000    6.500%, 4/01/14                                                     Aaa       4/02 at 102         668,738
-------------------------------------------------------------------------------------------------------------------------


                                                                           NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                          AUGUST 31, 1996


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------

               Rensselaer County, New York, General Obligation Serial Bonds,
                Series 1991:
$    960,000    6.700%, 2/15/13                                                     Aaa      No Opt. Call  $    1,086,461
     960,000    6.700%, 2/15/14                                                     Aaa      No Opt. Call       1,085,290
     960,000    6.700%, 2/15/15                                                     Aaa      No Opt. Call       1,083,485
     700,000   County of Rockland, New York, Solid Waste Management
                Authority, General Obligation Bonds, Series 1996B,
                5.550%, 12/15/16                                                    Aaa      12/06 at 102         677,999
               Rondout Valley Central School District at Accord, Ulster
                County, New York, General Obligation, School District (Serial)
                Bonds, 1991:
     550,000    6.800%, 6/15/06                                                     Aaa      No Opt. Call         628,843
     550,000    6.850%, 6/15/07                                                     Aaa      No Opt. Call         631,785
     550,000    6.850%, 6/15/08                                                     Aaa      No Opt. Call         631,554
     550,000    6.850%, 6/15/09                                                     Aaa      No Opt. Call         630,900
     550,000    6.850%, 6/15/10                                                     Aaa      No Opt. Call         631,147
               County of Suffolk, New York, General Obligation Refunding
                (Serial) Bonds, Public Improvement Refunding Bonds,
                1993 Series B:
   1,000,000    6.900%, 4/01/01                                                     Aaa       4/00 at 102       1,096,640
     600,000    6.150%, 5/01/10                                                     Aaa       5/03 at 102         626,561
               County of Suffolk, New York, General Obligation Refunding
                (Serial) Bonds, Public Improvement Refunding Bonds,
                1993 Series F:
   1,895,000    5.250%, 7/15/09                                                     Aaa       7/02 at 102       1,866,157
   1,890,000    5.300%, 7/15/10                                                     Aaa       7/02 at 102       1,855,130
   1,860,000    5.400%, 7/15/11                                                     Aaa       7/02 at 102       1,831,318
               County of Suffolk, New York, General Obligation Refunding
                (Serial) Bonds, Public Improvement Refunding Bonds,
                1993 Series G:
   1,630,000    5.400%, 4/01/11                                                     Aaa       4/02 at 102       1,605,207
     625,000    5.400%, 4/01/15                                                     Aaa       4/02 at 102         602,050
   1,000,000   Suffolk County Industrial Development Agency, (Suffolk County,
                New York), Suffolk County Southwest Sewer System
                Revenue Bonds, Series 1994, 4.750%, 2/01/09                         Aaa       2/04 at 101         921,660
   1,800,000   Suffolk County Water Authority, New York, Water System
                Revenue Bonds, Series 1993 Refunding, 5.100%, 6/01/11               Aaa      No Opt. Call       1,722,815
   3,700,000   Suffolk County Water Authority, New York, Water System
                Revenue Bonds, Series 1994, 5.000%, 6/01/17                         Aaa       6/03 at 102       3,310,241
   2,750,000   Triborough Bridge and Tunnel Authority, General Purpose
                Revenue Bonds, Series X, 6.500%, 1/01/19                            Aaa   1/02 at 101 1/2       2,916,127
   2,000,000   Triborough Bridge and Tunnel Authority, General Purpose
                Revenue Bonds, Series T, 7.000%, 1/01/20
                (Pre-refunded to 1/01/01)                                           Aaa       1/01 at 102       2,221,520
   1,175,000   Triborough Bridge and Tunnel Authority, General Purpose
                Revenue Bonds, Series S, 7.000%, 1/01/21
                (Pre-refunded to 1/01/01)                                           Aaa   1/01 at 101 1/2       1,300,313
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN NEW YORK INSURED TAX-FREE VALUE FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  8,650,000   Triborough Bridge and Tunnel Authority, Special Obligation
                 Refunding Bonds, Series 1991B, 6.875%, 1/01/15                     Aaa       1/01 at 102      $9,401,771
   1,750,000   City of Yonkers, New York, General Obligation School Bonds--
                 1990-C, 7.375%, 12/01/09 (Pre-refunded to 12/01/00)                Aaa      12/00 at 102       1,971,200
-------------------------------------------------------------------------------------------------------------------------
$345,750,000   Total Investments -- (cost $339,090,235) -- 99.3%                                              356,439,152
============-------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- 0.7%                                                            2,535,090
-------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                            $358,974,242
=========================================================================================================================




-------------------------------------------------------------------------------------------------------------------------
                                                                           NUMBER OF              MARKET        PORTFOLIO
                         STANDARD & POOR'S                    MOODY'S     SECURITIES               VALUE          PERCENT
-------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                             AAA                        Aaa            151        $352,063,956               99%
RATINGS*                      AA+, AA, AA-          Aa1, Aa, Aa2, Aa3              4           4,375,196                1
PORTFOLIO OF
INVESTMENTS:
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            155        $356,439,152              100%
-------------------------------------------------------------------------------------------------------------------------


All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional call provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.



See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996



NUVEEN OHIO TAX-FREE VALUE FUND

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                       RAT-              OPT. CALL        MARKET
AMOUNT         DESCRIPTION                                                      INGS*          PROVISIONS**         VALUE
-------------------------------------------------------------------------------------------------------------------------
$  2,000,000   Ohio Air Quality Development Authority, State of Ohio,
                Pollution Control Revenue Refunding Bonds, 1990 Series A
                (Ohio Edison Company Project), 7.450%, 3/01/16                    Aaa           3/00 at 102  $  2,191,680
   1,000,000   Ohio Air Quality Development Authority, State of Ohio, Air
                Quality Development Revenue Refunding Bonds (Ohio Power
                Company Project), Series B, 7.400%, 8/01/09                      Baa1           8/99 at 102     1,048,860
   2,000,000   Ohio Air Quality Development Authority, State of Ohio,
                Collateralized Pollution Control Revenue Refunding Bonds,
                Series 1992 (The Cleveland Electric Illuminating Company
                Project), 8.000%, 12/01/13                                        Aaa           6/02 at 103     2,344,440
   1,250,000   Ohio Capital Corporation for Housing, Multifamily Housing
                Refunding Revenue Bonds, Series 1989A, 7.600%, 11/01/23           AAA          11/97 at 105     1,330,388
     755,000   Ohio Housing Finance Agency, Single Family Mortgage Revenue
                Bonds (GNMA Mortgage-Backed Securities Program), 1990
                Series A, 7.400%, 9/01/15                                         AAA           3/00 at 102       795,815
     655,000   Ohio Housing Finance Agency, Single Family Mortgage Revenue
                Bonds (GNMA Mortgage-Backed Securities Program), 1990
                Series D, 7.500%, 9/01/13                                         AAA           9/00 at 102       690,481
     335,000   Ohio Housing Finance Agency, Single Family Mortgage Revenue
                Bonds (GNMA Mortgage-Backed Securities Program), 1991
                Series D, 7.050%, 9/01/16                                         Aaa           9/01 at 102       352,336
   1,750,000   Ohio Water Development Authority, State of Ohio,
                Collateralized Water Development Revenue Refunding Bonds,
                1992 Series A (The Dayton Power and Light Company Project),
                6.400%, 8/15/27                                                   AA-           8/02 at 102     1,813,525
   1,000,000   Ohio Water Development Authority, State of Ohio, Water
                Development Revenue Bonds, 1995 Fresh Water Series,
                5.900%, 12/01/21                                                  Aaa           6/05 at 102       996,640
   1,000,000   State of Ohio (Ohio Higher Educational Facility Commission),
                Higher Educational Facility Revenue Bonds (Ohio Wesleyan
                University Project), 7.650%, 11/15/07                             Aaa          11/97 at 102     1,061,540
   1,750,000   State of Ohio (Ohio Higher Educational Facility Commission),
                Higher Educational Facility Revenue Bonds (University of
                Dayton 1994 Project), 5.800%, 12/01/19                            Aaa          12/04 at 102     1,720,233
   1,750,000   State of Ohio, Air Quality Development Revenue Bonds
                (Columbus Southern Power Company Project), Series 1985 A,
                6.375%, 12/01/20                                                  Aaa          12/02 at 102     1,840,230
   1,475,000   State of Ohio, Full Faith and Credit, General Obligation
                Infrastructure Improvement Bonds, Series 1996,
                6.650%, 8/01/05                                                   Aa1          No Opt. Call     1,652,738
   1,000,000   State of Ohio, Full Faith and Credit, General Obligation
                Infrastructure Improvement Bonds, Series 1994,
                6.000%, 8/01/10                                                   Aa1          No Opt. Call     1,050,620
     250,000   State of Ohio, Higher Educational Facility, Mortgage Revenue
                Bonds (Ohio Dominican College Project), 8.500%, 12/01/07
                (Pre-refunded to 12/01/97)                                        N/R          12/97 at 102       267,825
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN OHIO TAX-FREE VALUE FUND--CONTINUED

--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
--------------------------------------------------------------------------------------------------------------------------
$    400,000   State of Ohio, Higher Educational Facility, Mortgage Revenue
                Bonds (John Carroll University Project), 9.250%, 10/01/07
                (Pre-refunded to 10/01/97)                                            A      10/97 at 102      $  429,736
      60,000   State of Ohio, Mortgage Revenue Bonds, Series 1987A (FHA
                Insured Mortgage Loan-I.O.O.F. Home of Ohio, Inc. Nursing
                Home and Board and Care Project), 8.150%, 8/01/02                   AAA       8/97 at 103          63,328
   1,000,000   State of Ohio, Ohio Building Authority, State Correctional
                Facilities Refunding Bonds, 1986 Series B, 7.125%, 9/01/09          AA-       9/96 at 102       1,022,090
   1,000,000   State of Ohio, Ohio Higher Educational Facilities Commission
                (Ohio Northern University Project), 7.300%, 5/15/10
                (Pre-refunded to 5/15/00)                                           Aaa       5/00 at 100       1,091,170
     750,000   State of Ohio, Pollution Control Revenue Refunding Bonds,
                Ohio Air Quality Development Authority, 1989 Series B
                (Ohio Edison Company Project), 7.625%, 7/01/23                     Baa3       7/99 at 102         790,470
   5,000,000   State of Ohio, Turnpike Revenue Bonds, 1996 Series A, Issued
                by the Ohio Turnpike Commission, 5.500%, 2/15/26                    Aaa       2/06 at 102       4,758,800
               Adams County/Ohio Valley School District, Counties of Adams
                and Highland, Ohio, School Improvement Unlimited Tax
                General Obligation Bonds, Series 1995:
   2,000,000    7.000%, 12/01/15                                                    Aaa      No Opt. Call       2,312,860
   3,865,000    5.250%, 12/01/21                                                    Aaa      12/05 at 102       3,606,432
   3,955,000   City of Akron, Ohio, General Obligation Bonds, Various Purpose
                Improvement Bonds, Series 1994 (Limited Tax),
                6.750%, 12/01/14                                                    Aaa      12/04 at 102       4,381,072
   1,500,000   City of Akron, Ohio, Waterworks System Mortgage Revenue
                Improvement Bonds, Series 1991, 6.550%, 3/01/12
                (Pre-refunded to 3/01/01)                                           Aaa       3/01 at 102       1,636,860
   2,850,000   Anthony Wayne Local School District, Lucas, Wood and Fulton
                Counties, Ohio, School Facilities Construction and
                Improvement Bonds, 5.750%, 12/01/24                                 Aaa      12/05 at 101       2,785,505
   1,000,000   Archbold Area Local School District, General Obligation Bonds
                (Unlimited Tax), Series 1996, 6.000%, 12/01/21                      Aaa      11/06 at 102       1,012,450
   1,000,000   Aurora City School District, Ohio, General Obligation
                (Unlimited Tax) School Improvement Bonds, Series 1995,
                5.800%, 12/01/16                                                    Aaa      12/05 at 102         998,120
   1,000,000   Board of Education, Beavercreek Local School District, County
                of Greene, Ohio, School Improvement Bonds, Series 1996
                (Unlimited Tax General Obligation), 6.600%, 12/01/15                Aaa      No Opt. Call       1,109,880
   1,415,000   City of Bedford, Ohio, Hospital Facilities Refunding Revenue
                Bonds, Series 1990 (The Community Hospital of Bedford, Inc.),
                8.500%, 5/15/09 (Pre-refunded to 5/15/00)                           N/R       5/00 at 102       1,599,870
               City of Bellefontaine, Sewer System First Mortgage Revenue
                Refunding and Improvement Bonds (Bank Qualified):
   1,000,000    6.800%, 12/01/07                                                   Baa1      12/02 at 101       1,057,500
   1,000,000    6.900%, 12/01/11                                                   Baa1      12/02 at 101       1,057,890
--------------------------------------------------------------------------------------------------------------------------


                                                                           NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                          AUGUST 31, 1996


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  2,500,000   Buckeye Valley Local School District, Ohio, General Obligation
                (Unlimited Tax) Bonds, School Improvement Bonds,
                Series 1995A, 6.850%, 12/01/15                                      Aaa      No Opt. Call    $  2,847,450
   1,250,000   County of Butler, Ohio, Hospital Facilities Revenue Refunding
                and Improvement Bonds, Series 1991 (Fort Hamilton-Hughes
                Memorial Hospital Center), 7.500%, 1/10/10                          Baa       1/02 at 102       1,323,100
   1,000,000   County of Butler, Ohio, Sewer System Revenue Bonds,
                Series 1996, 5.250%, 12/01/21                                       Aaa      12/06 at 101         930,590
   1,000,000   Canal Winchester Local School District, Franklin and Fairfield
                Counties, Ohio, General Obligation Bonds (Unlimited Tax),
                For School Facilities Construction and Improvement,
                7.100%, 12/01/13 (Pre-refunded to 12/01/01)                         Aaa      12/01 at 102       1,124,390
   1,000,000   Clermont County, Ohio, Road Improvement Bonds, Series 1990,
                7.125%, 9/01/11 (Pre-refunded to 9/01/00)                           Aaa       9/00 at 102       1,106,670
   2,000,000   County of Clermont, Ohio, Sewer System Revenue Bonds, Series
                1990, Clermont County Sewer District, 7.375%, 12/01/20
                (Pre-refunded to 12/01/00)                                          Aaa      12/00 at 102       2,242,040
   1,000,000   County of Clermont, Ohio, Sewer System Revenue Bonds, Series
                1991, Clermont County Sewer District, 7.100%, 12/01/21
                (Pre-refunded to 12/01/01)                                          Aaa      12/01 at 102       1,124,390
   1,000,000   County of Clermont, Ohio, Waterworks System Revenue Bonds,
                Series 1991, Clermont County Sewer District,
                6.625%, 12/01/13 (Pre-refunded to 12/01/01)                         Aaa      12/01 at 102       1,103,030
   2,000,000   Board of Education of the Cleveland City School District, Ohio,
                General Obligation Unlimited Tax Bonds, Library
                Improvement Bonds, Series 1992A, 5.875%, 12/01/11                   Aaa      12/02 at 102       2,019,300
   1,500,000   City of Cleveland, Ohio, Public Power System First Mortgage
                Revenue Bonds, Series 1994A, 7.000%, 11/15/24                       Aaa      11/04 at 102       1,684,650
     990,000   City of Cleveland, Ohio, Waterworks Improvement First
                Mortgage Revenue Refunding Bonds, Series F, 1992B,
                6.500%, 1/01/11                                                     Aaa       1/02 at 102       1,044,430
   1,750,000   City of Cleveland, Ohio, Waterworks Improvement First
                Mortgage Revenue Bonds, Series F, 1992A, 6.500%, 1/01/21
                (Pre-refunded to 1/01/02)                                           Aaa       1/02 at 102       1,921,273
   1,000,000   City of Cleveland, Waterworks Revenue Refunding and
                Improvement Bonds, First Mortgage, Series 1996-H,
                5.750%, 1/01/21                                                     Aaa       1/06 at 102         977,500
      10,000   City of Cleveland, Ohio, First Mortgage Revenue Refunding
                Bonds, Series F, 1992-B, 6.500%, 1/01/11
                (Pre-refunded to 1/01/02)                                           Aaa       1/02 at 102          10,979
   1,000,000   Coldwater Exempted Village School District, Mercer County,
                Ohio, General Obligation Bonds, 7.00%, 12/01/13
                (Pre-refunded to 12/01/99)                                          Aaa      12/99 at 102       1,092,970
   1,500,000   City of Columbus, Ohio, General Obligation Refunding Bonds,
                Series 1992B, 6.500%, 1/01/10                                       Aaa       1/02 at 102       1,607,085
   2,050,000   City of Columbus, Ohio, Various Purpose Unlimited Tax Bonds,
                Series 1993-1, 5.250%, 9/15/18                                      Aaa       9/03 at 102       1,946,065
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN OHIO TAX-FREE VALUE FUND CONTINUED


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  1,500,000   County of Cuyahoga, Ohio, General Obligation (Unlimited Tax)
                Various Purpose Improvement and Refunding Bonds,
                Series 1991, 7.000%, 10/01/13
                (Pre-refunded to 10/01/01)                                          N/R      10/01 at 102    $  1,675,545
   1,000,000   County of Cuyahoga, Ohio, General Obligation Various Purpose
                Refunding Bonds, Series 1993B (Limited Tax Obligation),
                5.250%, 10/01/13                                                     Aa      No Opt. Call         963,370
   1,000,000   County of Cuyahoga, Ohio, General Obligation (Limited Tax)
                Various Purpose Improvement Bonds, Series 1995,
                5.250%, 11/15/15                                                     Aa      11/05 at 102         956,210
   1,250,000   Conversion and Remarketing of the County of Cuyahoga, Ohio,
                Hospital Improvement Revenue Bonds (Deaconess Hospital of
                Cleveland Project), Series 1995B, 7.450%, 10/01/18
                (Pre-refunded to 10/01/00)                                           A1      10/00 at 103       1,410,650
   2,750,000   County of Cuyahoga, Ohio, Hospital Revenue Bonds, Series
                1990 (Meridia Health System), 7.250%, 8/15/19                        A1       8/00 at 102       2,953,720
   2,000,000   City of Dayton, Ohio, Airport Revenue Refunding Bonds, Series
                1995 (James M. Cox Dayton International Airport),
                5.250%, 12/01/15                                                    Aaa      12/05 at 101       1,898,800
     750,000   City of Defiance, Ohio, Waterworks System Improvement Bonds,
                Series 1994, 6.200%, 12/01/20                                       Aaa      12/04 at 102         783,173
   1,110,000   City of Fairborn, Ohio, General Obligation Bonds, Utility
                Improvement Bonds, Series 1991, 7.000%, 10/01/11                    Aaa      10/02 at 102       1,243,189
   2,790,000   County of Franklin, Ohio, Refunding Bonds, Series 1993
                (Limited Tax General Obligation Bonds), 5.375%, 12/01/20            Aaa      12/08 at 102       2,647,850
   1,500,000   County of Franklin, Ohio, Health Care Facilities Revenue Bonds,
                Series 1993 (Ohio Presbyterian Retirement Services),
                6.500%, 7/01/23                                                     N/R       7/03 at 102       1,391,370
      500,000  County of Franklin, Ohio, Hospital Facilities Improvement
                Revenue Bonds, Series 1990A (Riverside United Methodist
                Hospital Project), 7.250%, 5/15/20                                  Aaa       5/00 at 102         543,705
   1,350,000   County of Franklin, Ohio, Hospital Facilities Mortgage Revenue
                Bonds, 1991 Series A (Ohio Presbyterian Retirement Services),
                8.750%, 7/01/21                                                     N/R       7/01 at 103       1,429,812
     695,000   County of Franklin, Ohio, Revenue Bonds, Series 1991 (OCLC
                Online Computer Library Center, Incorporated Project),
                7.000%, 8/01/16                                                     N/R       8/00 at 102         711,152
   1,575,000   County of Franklin, Ohio, Hospital Refunding and Improvement
                Revenue Bonds, 1996 Series A (The Children's Hospital
                Project), 5.750%, 11/01/15                                           Aa      11/06 at 101       1,543,516
   2,000,000   County of Franklin, Ohio, Hospital Revenue Bonds, Holy Cross
                Health Systems Corporation, Series 1996, 5.875%, 6/01/21             Aa       6/06 at 102       1,946,420
   1,000,000   County of Franklin, Ohio, Revenue Bonds, Series 1991 (OCLC
                Online Computer Library Center, Incorporated Project),
                7.200%, 7/15/06                                                     N/R       7/01 at 100       1,064,070
     250,000   City of Fremont, Ohio, Sewerage System Mortgage Revenue
                Bonds, Series 1987, 8.100%, 12/01/07
                (Pre-refunded to 12/01/97)                                          A-       12/97 at 102         266,618
-------------------------------------------------------------------------------------------------------------------------


                                                                            NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                           AUGUST 31, 1996


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------

$  1,000,000   Board of Education, Gahanna-Jefferson City School District,
                Franklin County, Ohio, General Obligation Bonds, Series
                1990 A, 7.125%, 12/01/14 (Pre-refunded to 12/01/00)                  A1      12/00 at 102    $  1,109,420
   1,000,000   City of Garfield Heights, Ohio, General Obligation (Limited
                Tax) Various Purpose Improvement Bonds, 5.600%, 11/01/16            Aaa      11/06 at 102         974,570
   3,000,000   City of Garfield Heights, Ohio, Hospital Improvement and
                Refunding Revenue Bonds, Series 1992B (Marymount
                Hospital Project), 6.650%, 11/15/11                                   A      11/02 at 102       3,111,810
   1,000,000   County of Geauga, Ohio, General Obligation (Limited Tax)
                Sewer District Improvement Bonds (Bainbridge Water Project),
                5.625%, 12/01/15                                                     Aa      12/05 at 102         976,370
               Grandview Heights City School District, Franklin County, Ohio,
                School Facilities Construction and Improvement Bonds
                (General Obligation-Unlimited Tax):
   2,000,000    6.100%, 12/01/19                                                     AA      12/05 at 101       2,034,080
   1,520,000    5.550%, 12/01/19                                                     AA      No Opt. Call       1,483,991
     250,000   City of Grandview Heights, Franklin County, Ohio, Library
                Building Mortgage Revenue Bonds (Board of Trustees of the
                Grandview Heights Public Library-Lessee), 8.250%, 12/01/07
                (Pre-refunded to 12/01/97)                                          N/R      12/97 at 102         267,260
   1,600,000   County of Greene, Ohio, Water System Revenue Bonds, Series
                1996, 6.125%, 12/01/21                                              Aaa      12/07 at 102       1,642,240
   1,000,000   City of Greenville, Ohio (Dark County), Wastewater System First
                Mortgage Revenue Bonds, Series 1992 (Governmental
                Enterprise Revenue Bonds), 6.350%, 12/01/17                         Aaa      10/02 at 102       1,056,690
   1,495,000   County of Hamilton, Ohio, Judson Care Center Nursing Home
                and Board and Care Project (FHA Insured Mortgage),
                7.800%, 8/01/19                                                      A+   8/00 at 101 1/4       1,586,614
     400,000   City of Hubbard, Ohio, Municipal Center Bond, Anticipation
                Notes, Series 1987, 8.800%, 11/15/17                                N/R       5/98 at 102         430,080
   1,700,000   Indian Lake Local School District Logan and Auglaize Counties,
                Ohio, School Facilities Construction and Improvement Bonds,
                (General Obligation-Unlimited Tax), 5.375%, 12/01/23                Aaa      12/06 at 101       1,611,498
   1,000,000   Indian Valley Local School District, Ohio, General Obligation
                (Unlimited Tax) School Improvement Bonds, Series 1995,
                5.750%, 12/01/19                                                    Aaa      12/05 at 102         979,190
   1,000,000   Kent State University (A State University of Ohio), General
                Receipts Bonds, Series 1992, 6.500%, 5/01/22                        Aaa       5/02 at 102       1,071,610
   2,630,000   Kings Local School District, General Obligation (Unlimited Tax)
                School Improvement Bonds, Series 1995, 5.500%, 12/01/21             Aaa      12/05 at 100       2,534,242
     500,000   Kirtland Local School District, Ohio, School Improvement
                Bonds, Series 1989 General Obligation Unlimited Tax Bonds,
                7.500%, 12/01/09                                                     A1      12/99 at 102         544,535
   1,500,000   City of Lakewood, Ohio, Various Purpose General Obligation
                Bonds, Series 1992 (Limited Tax Obligation),
                6.500%, 12/01/12                                                     Aa      12/02 at 102       1,630,020
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN OHIO TAX-FREE VALUE FUNDCONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                       RAT-            OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                      INGS*        PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  1,000,000   Lakota Local School District, County of Butler, Ohio, School
                Improvement Unlimited Tax General Obligation Bonds,
                Series 1994, 6.125%, 12/01/17                                       Aaa      12/05 at 100    $  1,029,040
   1,500,000   City of Lorain, Ohio, Hospital Refunding Revenue Bonds, Series
                1992 (Lakeland Community Hospital, Inc.), 6.500%, 11/15/12           A1      11/02 at 102       1,530,840
     500,000   City of Lorain, Ohio, Sewer System Mortgage Revenue
                Refunding Bonds, Series 1988, 8.750%, 4/01/11                     BBB-        4/98 at 102         542,710
   1,000,000   County of Lucas, Ohio, General Obligation (Limited Tax)
                Various Purpose Improvement Bonds, Series 1992,
                6.650%, 12/01/12                                                      A      12/02 at 102       1,028,930
   1,000,000   County of Lucas, Ohio, General Obligation (Limited Tax)
                Various Purpose Improvement Bonds, Series 1995-1,
                5.400%, 12/01/15                                                    Aaa      12/05 at 102         971,370
   1,000,000   County of Mahoning, Ohio, General Obligation Bonds, Various
                Purpose Improvement Bonds, Series 1989, Limited Tax,
                7.200%, 12/01/09                                                    Aaa      12/99 at 102       1,091,850
   2,000,000   County of Mahoning, Ohio, Hospital Improvement and
                Refunding Revenue Bonds, Series 1986 (St. Elizabeth Hospital
                Medical Center Project), 7.375%, 12/01/09                            A1       6/98 at 100       2,043,000
   2,355,000   County of Mahoning, Ohio, Hospital Improvement Revenue
                Bonds, Series 1991 (YHA, Inc. Project), Series 1991A,
                7.000%, 10/15/14                                                    Aaa      10/00 at 102       2,537,089
   1,000,000   County of Marion, Ohio, Health Care Facilities Refunding and
                Improvement Revenue Bonds, Series 1993 (United Church
                Homes, Inc. Project), 6.375%, 11/15/10                            BBB-       11/03 at 102         976,010
   1,150,000   County of Marion, Ohio, Health Care Facilities Revenue Bonds,
                Series 1990 (United Church Home, Inc.), 8.875%, 12/01/12
                (Pre-refunded to 12/01/99)                                          N/R      12/99 at 103       1,320,821
     750,000   County of Marion, Ohio, Health Care Facilities Refunding and
                Improvement Revenue Bonds, Series 1993 (United Church
                Homes, Inc. Project), 6.300%, 11/15/15                            BBB-      11/03 at 102         711,023
   1,000,000   The Board of Education of the Marysville Exempted Village
                School District, Union County, Ohio, School Improvement
                Bonds, General Obligation (Unlimited Taxes),
                7.200%, 12/01/10 (Pre-refunded to 12/01/00)                         Aaa      12/00 at 102       1,114,340
   1,250,000   City of Marysville, Ohio, Water System Mortgage Revenue
                Bonds, Series 1991, 7.050%, 12/01/21                                Aaa      12/01 at 101       1,392,838
   1,000,000   Board of Education of the Mentor Exempted Village School
                District, Ohio, Improvement Bonds, Series 1989 (General
                Obligation Bonds), 7.400%, 12/01/11
                (Pre-refunded to 12/01/02)                                          Aaa      12/02 at 100       1,104,950
   1,500,000   County of Montgomery, Ohio, Hospital Facilities Revenue
                Refunding and Improvement Bonds, Series 1996 (Kettering
                Medical Center), 5.625%, 4/01/16                                    Aaa       4/06 at 102       1,466,850
   1,000,000   County of Montgomery, Ohio, Water Revenue Bonds, Greater
                Moraine-Beavercreek Sewer District Series 1992,
                6.250% 11/15/17                                                     Aaa      11/02 at 102       1,043,210


                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  3,000,000   City of Mount Vernon, Ohio, Hospital Refunding Revenue
                Bonds, Series 1986A (Knox  Community Hospital),
                7.875%, 6/01/12                                                     N/R      12/96 at 103    $  3,092,430
   2,245,000   City of Napoleon, Ohio, Health Care Facilities Mortgage
                Revenue Refunding Bonds, Series 1994 (The Lutheran
                Orphans' and Old Folks' Home Society at Napoleon, Ohio,
                Inc.-FHA Insured Project), 6.875%, 8/01/23                           Aa       9/04 at 102       2,386,817
   1,000,000   City of North Olmsted, Ohio, General Obligation (Limited Tax)
                Various Purpose Bonds, Series 1992, 6.250%, 12/15/12                Aaa      12/02 at 102       1,051,680
   1,000,000   City of Parma, Ohio, Various Purpose General Obligation Bonds,
                Series 1990 (Limited Tax Obligation), 7.600%, 12/01/11                A      12/00 at 102       1,127,540
   1,750,000   Pickerington Local School District, Fairfield and Franklin
                Counties, Ohio, General Obligation Bonds (Pickerington
                Public Library Project) (Unlimited Tax), 6.750%, 12/01/16             A      12/01 at 102       1,843,380
   1,000,000   Revere Local School District, Ohio, School Improvement Bonds,
                Series 1993 (General Obligation Unlimited Tax Bonds),
                6.000%, 12/01/16                                                    Aaa      12/03 at 102       1,012,990
   1,500,000   Reynoldsburg City School District, Franklin, Fairfield and
                Licking Counties, Ohio, General Obligation Bonds (Unlimited
                Tax) For School Building Construction and Improvement,
                6.550%, 12/01/17                                                    Aaa      12/02 at 102       1,621,410
   1,200,000   Ridgemont Local School District, Ohio, General Obligation
                (Unlimited Tax) School Improvement Bonds, Series 1992,
                7.250%, 12/01/14                                                    N/R      12/02 at 102       1,305,156
     735,000   City of Salem, Ohio, Sewer System Mortgage Revenue Bonds,
                Series 1987, 7.500%, 11/01/11 (Pre-refunded to 11/01/96)            N/R      11/96 at 102         753,963
   1,000,000   The Board of Education of the Springfield City School District,
                Clark County, Ohio, School Improvement Bonds, General
                Obligation (Unlimited Tax), 6.600%, 12/01/12                        Aaa      12/01 at 102       1,087,720
   2,340,000   City of Stow, Ohio, Safety Center Construction Bonds (General
                Obligation Limited Tax), 6.200%, 12/01/20                            A1      12/05 at 102       2,386,261
   3,080,000   Sylvania City School District, Ohio, General Obligation
                (Unlimited Tax) School Improvement Bonds, Series 1995,
                5.750%, 12/01/22                                                    Aaa      12/05 at 101       3,012,363
   1,070,000   County of Trumbull, Ohio, Correctional Facilities Bonds, Series
                1995 (General Obligation Limited Tax), 7.000%, 12/01/04             Aaa      No Opt. Call       1,214,311
   1,000,000   County of Trumbull, Ohio, Hospital Refunding and
                Improvement Revenue Bonds, Series 1991 (Trumbell Memorial
                Hospital Project), Series 1991B, 6.900%, 11/15/12                   Aaa      11/01 at 102       1,103,730
     750,000   County of Tuscarawas, Ohio, Hospital Facilities Revenue Bonds,
                Series 1993A (Union Hospital Project), 6.500%, 10/01/21             Baa      10/03 at 102         710,385
   1,000,000   University of Cincinnati, Ohio General Receipts Bonds, Series I,
                7.300%, 6/01/09 (Pre-refunded to 6/01/99)                           AA-       6/99 at 100       1,073,650
   1,000,000   University of Cincinnati, General Receipts Bonds, Series O,
                6.300%, 6/01/12                                                     AA-      12/02 at 102       1,047,330
   1,000,000   University of Cincinnati, General Receipts Bonds, Series V,
                5.500%, 6/01/15                                                     AA-       6/05 at 101         974,240
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN OHIO TAX-FREE VALUE FUND--CONTINUED


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  1,500,000   The University of Toledo (A State University of Ohio) General
                Receipts Bonds, Series 1994, 5.350%, 6/01/25                        Aaa       6/04 at 102    $  1,406,954
   1,950,000   County of Warren, Ohio, Hospital Facilities Improvement and
                Refunding Revenue Bonds, Series 1991 (Otterbein Home
                Project), 7.200%, 7/01/11                                           Aa1       7/01 at 102       2,093,480
     250,000   City of Warren, Ohio, General Obligation Limited Tax, Various
                Purpose Improvement Bonds, 8.625%, 11/15/13
                (Pre-refunded to 11/15/98)                                         BBB+      11/98 at 102         277,270
   1,500,000   City of Warren, Ohio, General Obligation (Limited Tax)
                Sewerage System Improvement Bonds, Series 1990,
                7.750%, 11/01/10 (Pre-refunded to 11/01/00)                        BBB+      11/00 at 102       1,708,544
   1,750,000   City of Washington, Ohio, Water System Mortgage Revenue
                Bonds, Series 1993, 5.375%, 12/01/19                                Aaa      12/03 at 101       1,633,344
     750,000   West Geauga Local School District, Ohio, School Improvement
                Bonds, Series 1994 (General Obligation Unlimited Tax),
                5.950%, 11/01/12                                                    Aaa      11/04 at 102         767,677
     500,000   Wooster City School District, Wayne County, Ohio, General
                Obligation Bonds (Unlimited Tax) For School Building
                Construction and Improvement, 6.500%, 12/01/17                      Aaa      12/02 at 102         538,599
   3,000,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,
                Series X, 5.500%, 7/01/25                                            A-       7/05 at 100       2,797,140
-------------------------------------------------------------------------------------------------------------------------
$170,805,000   Total Investments - (cost $169,211,038) -- 98.6%                                               177,383,921
============-------------------------------------------------------------------------------------------------------------
               Other Assets Less  Liabilities -- 1.4%                                                           2,505,087
-------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                            $179,889,008
=========================================================================================================================


-----------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF            MARKET          MARKET
               STANDARD & POOR'S                    MOODY'S          SECURITIES             VALUE         PERCENT
-----------------------------------------------------------------------------------------------------------------
SUMMARY OF                   AAA                        Aaa                  69      $103,052,144            58%
RATINGS*            AA+, AA, AA-          Aa1, Aa, Aa2, Aa3                  17        24,648,467            14
PORTFOLIO OF                  A+                         A1                   8        13,565,040             8
INVESTMENTS:               A, A-                  A, A2, A3                   7        10,605,154             6
                 BBB+, BBB, BBB-      Baa1, Baa, Baa2, Baa3                  11        10,203,762             6
                       Non-rated                  Non-rated                  13        15,309,354             8
-----------------------------------------------------------------------------------------------------------------
TOTAL                                                                       125      $177,383,921           100%
-----------------------------------------------------------------------------------------------------------------

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R -- Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

See accompanying notes to financial statements.


STATEMENT OF NET ASSETS                                                       NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
(Unaudited)                                                                                                  AUGUST 31, 1996

----------------------------------------------------------------------------------------------------------------------------
                                                                        CA           CA INS           MA           MA INS
----------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments in municipal securities, at market value (note 1)     $236,539,342   $216,928,610   $ 78,991,293   $ 62,318,985
 Temporary investments in short-term municipal securities,
    at amortized cost (note 1)                                        2,200,000        600,000        700,000      1,100,000
 Cash                                                                   214,914        272,613        295,680        169,227
 Receivables:
    Interest                                                          3,781,216      3,539,873      1,171,926      1,005,662
    Shares sold                                                         333,691        249,667         45,367         29,670
    Investments sold                                                     46,200             --             --             --
 Other assets                                                             6,826          4,621          3,844          1,133
                                                                   ------------   ------------   ------------   ------------
     Total assets                                                   243,122,189    221,595,384     81,208,110     64,624,677
                                                                   ------------   ------------   ------------   ------------
 LIABILITIES
 Payables:
    Investments purchased                                            14,264,059             --             --             --
    Shares reacquired                                                        --         87,215             --             --
 Accrued expenses:
    Management fees (note 6)                                            106,156        102,940         38,088         30,405
    Other                                                                92,252         82,165         48,463         25,346
 Dividends payable                                                      622,673        556,425        252,764        198,275
                                                                   ------------   ------------   ------------   ------------
     Total liabilities                                               15,085,140        828,745        339,315        254,026
                                                                   ------------   ------------   ------------   ------------
 Net assets (note 7)                                               $228,037,049   $220,766,639   $ 80,868,795   $ 64,370,651
                                                                   ============   ============   ============   ============
 Class A Shares (note 1)
 Net assets                                                        $ 16,952,703   $ 22,728,330   $  5,575,913   $  6,368,939
                                                                   ============   ============   ============   ============
 Shares outstanding                                                   1,637,398      2,164,059        570,888        621,514
                                                                   ============   ============   ============   ============
 Net asset value and redemption price per share                    $      10.35   $      10.50   $       9.77   $      10.25
                                                                   ============   ============   ============   ============
 Offering price per share (net asset value per share plus
    maximum sales charge of 4.50% of offering price)               $      10.84   $      10.99   $      10.23   $      10.73
                                                                   ============   ============   ============   ============
 Class C Shares (note 1)
 Net assets                                                        $    722,815   $    936,247   $    786,508   $    846,620
                                                                   ============   ============   ============   ============
 Shares outstanding                                                      69,816         89,887         80,957         82,846
                                                                   ============   ============   ============   ============
 Net asset value, offering and redemption price per share          $      10.35   $      10.42   $       9.72   $      10.22
                                                                   ============   ============   ============   ============
 Class R Shares (note 1)
 Net assets                                                        $210,361,531   $197,102,062   $ 74,506,374   $ 57,155,092
                                                                   ============   ============   ============   ============
 Shares outstanding                                                  20,274,353     18,808,742      7,650,711      5,576,842
                                                                   ============   ============   ============   ============
 Net asset value and redemption price per share                    $      10.38   $      10.48   $       9.74   $      10.25
                                                                   ============   ============   ============   ============
----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statement.

STATEMENT OF NET ASSETS
(Unaudited)


---------------------------------------------------------------------------------------------------------------
                                                                       NA            NY INS            OH
---------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments in municipal securities, at market value (note 1)    $173,498,824    $356,439,152    $177,383,921
 Temporary investments in short-term municipal securities,
   at amortized cost (note 1)                                          700,000              --              --
 Cash                                                                   36,638              --          42,012
 Receivables:
   Interest                                                          2,310,278       4,188,767       2,854,224
   Shares sold                                                          16,470          85,391         189,025
   Investments sold                                                     60,000              --         150,000
 Other assets                                                            2,605          15,268           2,989
                                                                  ------------    ------------    ------------
     Total assets                                                  176,624,815     360,728,578     180,622,171
                                                                  ------------    ------------    ------------
 LIABILITIES
 Payables:
   Investments purchased                                             3,993,255              --              --
   Shares reacquired                                                        --          52,000           1,668
 Accrued expenses:
   Management fees (note 6)                                             80,313         165,674          84,464
   Other                                                                79,518         454,205          98,451
 Dividends payable                                                     549,768       1,082,456         548,580
                                                                  ------------    ------------    ------------
     Total liabilities                                               4,702,854       1,754,335         733,163
                                                                  ------------    ------------    ------------
 Net assets (note 7)                                              $171,921,961    $358,974,242    $179,889,008
                                                                  ============    ============    ============
 Class A Shares (note 1)
 Net assets                                                       $ 18,941,870    $ 30,575,497    $ 16,654,039
                                                                  ============    ============    ============
 Shares outstanding                                                  1,826,771       2,960,137       1,611,111
                                                                  ============    ============    ============
 Net asset value and redemption price per share                   $      10.37    $      10.33    $      10.34
                                                                  ============    ============    ============
 Offering price per share (net asset value per share plus
   maximum sales charge of 4.50% of offering price)               $      10.86    $      10.82    $      10.83
                                                                  ============    ============    ============
 Class C Shares (note 1)
 Net assets                                                       $    711,060    $  2,240,716    $  2,447,945
                                                                  ============    ============    ============
 Shares outstanding                                                     68,396         216,952         237,837
                                                                  ============    ============    ============
 Net asset value, offering and redemption price per share         $      10.40    $      10.33    $      10.29

 Class R Shares (note 1)
 Net assets                                                       $152,269,031    $326,158,029    $160,787,024
                                                                  ============    ============    ============
 Shares outstanding                                                 14,646,005      31,587,612      15,573,722
                                                                  ============    ============    ============
 Net asset value and redemption price per share                   $      10.40    $      10.33    $      10.32
                                                                  ============    ============    ============
---------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS           NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
Six months ended August 31, 1996                                 AUGUST 31, 1996
(Unaudited)




-----------------------------------------------------------------------------------------------------------------------
                                                               CA            CA INS        MA            MA INS
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Tax-exempt interest income (note 1)                           $ 6,959,313   $ 6,570,683   $ 2,512,746   $ 1,948,144
                                                               -----------   -----------   -----------   -----------
 Expenses:
  Management fees (note 6)                                         617,847       598,926       222,848       177,953
  12b-1 service fees - Class A (note 1)                             18,000        23,962         6,250         7,217
  12b-1 distribution and service fees - Class C (note 1)             3,606         4,733         3,522         4,024
  Shareholders' servicing agent fees and expenses                   76,263        71,077        34,558        29,425
  Custodian's fees and expenses                                     39,385        31,681        20,754        20,204
  Directors' fees and expenses (note 6)                              2,553         2,265         1,295         1,866
  Professional fees                                                 10,268         7,459         7,961         5,922
  Shareholders' reports - printing and mailing expenses             43,454        34,282        15,038         8,676
  Federal and state registration fees                                1,206         1,763         2,322         2,390
  Portfolio insurance expense                                            -        12,074             -         2,458
  Other expenses                                                     7,461         6,742         3,305         2,733
                                                               -----------   -----------   -----------   -----------
   Total expenses before expense reimbursement                     820,043       794,964       317,853       262,868
  Expense reimbursement from investment adviser (note 6)                 -             -        (4,365)            -
                                                               -----------   -----------   -----------   -----------
   Net expenses                                                    820,043       794,964       313,488       262,868
                                                               -----------   -----------   -----------   -----------
    Net investment income                                        6,139,270     5,775,719     2,199,258     1,685,276
                                                               -----------   -----------   -----------   -----------

 REALIZED AND UNREALIZED GAIN (LOSS)
 FROM INVESTMENTS
 Net realized gain (loss) from investment transactions, net
  of taxes, if applicable (notes 1 and 4)                         (826,085)     (671,021)      (94,972)            -
 Net change in unrealized appreciation or depreciation
  of investments                                                (4,146,759)   (4,844,258)   (1,379,754)   (1,573,160)
                                                               -----------   -----------   -----------   -----------
   Net gain (loss) from investments                             (4,972,844)   (5,515,279)   (1,474,726)   (1,573,160)
                                                               -----------   -----------   -----------   -----------
 Net increase (decrease) in net assets from operations         $ 1,166,426   $   260,440   $   724,532   $   112,116
                                                               ===========   ===========   ===========   ===========
-----------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Six months ended August 31, 1996
(Unaudited)

---------------------------------------------------------------------------------------------------
                                                                 NY          NY INS          OH
---------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
 Tax-exempt interest income (note 1)                        $ 5,322,665   $10,718,430   $ 5,507,819
                                                            -----------   -----------   -----------
 Expenses:
  Management fees (note 6)                                      465,528       971,392       492,498
  12b-1 service fees - Class A (note 1)                          21,875        34,690        18,607
  12b-1 distribution and service fees - Class C (note 1)          3,248         8,245        11,898
  Shareholders' servicing agent fees and expenses                67,740       141,583        76,701
  Custodian's fees and expenses                                  26,662        37,866        27,125
  Directors' fees and expenses (note 6)                           1,139         4,579         2,362
  Professional fees                                               9,599        16,324         7,782
  Shareholders' reports - printing and mailing expenses          28,141        42,988        36,741
  Federal and state registration fees                             1,187         4,037         2,373
  Portfolio insurance expenses                                       --         5,627            --
  Other expenses                                                  4,759        11,481         6,372
                                                            -----------   -----------   -----------
   Total expenses before expense reimbursement                  629,878     1,278,812       682,459
  Expense reimbursement from investment adviser (note 6)             --            --            --
                                                            -----------   -----------   -----------
   Net expenses                                                 629,878     1,278,812       682,459
                                                            -----------   -----------   -----------
    Net investment income                                     4,692,787     9,439,618     4,825,360
                                                            -----------   -----------   -----------

 REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
 Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 4)                  (721,907)   (1,574,234)       20,631
 Net change in unrealized appreciation or depreciation
  of investments                                             (3,219,365)   (8,205,201)   (4,467,205)
                                                            -----------   -----------   -----------
    Net gain (loss) from investments                         (3,941,272)   (9,779,435)   (4,446,574)
                                                            -----------   -----------   -----------
 Net increase (decrease) in net assets from operations      $   751,515   $  (339,817)  $   378,786
                                                            ===========   ===========   ===========
---------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS                                        NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
(Unaudited)                                                                                              AUGUST 31, 1996


------------------------------------------------------------------------------------------------------------------------
                                                                         CA                            CA INS
------------------------------------------------------------------------------------------------------------------------
                                                              Six months      Year ended      Six months     Year ended
                                                             ended 8/31/96     2/29/96      ended 8/31/96      2/29/96
------------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                       $  6,139,270    $ 12,198,392    $  5,775,719   $ 11,206,229
 Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 4)                    (826,085)      1,855,177        (671,021)       764,418
 Net change in unrealized appreciation or depreciation
  of investments                                               (4,146,759)      8,120,195      (4,844,258)     9,456,488
                                                             ------------    ------------    ------------   ------------
  Net increase (decrease) in net assets from operations         1,166,426      22,173,764         260,440     21,427,135
                                                             ------------    ------------    ------------   ------------
 DISTRIBUTIONS TO SHAREHOLDERS (note 1)
 From undistributed net investment income:
  Class A                                                        (364,074)       (388,705)       (471,545)      (496,274)
  Class C                                                         (15,454)        (18,278)        (20,197)       (28,991)
  Class R                                                      (5,720,552)    (11,713,501)     (5,233,063)   (10,613,497)
 From accumulated net realized gains from investment
  transactions:
  Class A                                                              --              --              --             --
  Class C                                                              --              --              --             --
  Class R                                                              --              --              --             --
 In excess of net realized gains from investment
  transactions:
  Class A                                                              --              --              --             --
  Class C                                                              --              --              --             --
  Class R                                                              --              --              --             --
                                                             ------------    ------------    ------------   ------------
   Decrease in net assets from distributions
    to shareholders                                            (6,100,080)    (12,120,484)     (5,724,805)   (11,138,762)
                                                             ------------    ------------    ------------   ------------
 FUND SHARE TRANSACTIONS (note 2)
 Net proceeds from sale of shares:
  Class A                                                       4,812,782       9,631,213       7,698,910     12,814,061
  Class C                                                          97,358         518,671         166,268        927,664
  Class R                                                       6,039,676      22,522,458       5,219,652     12,331,198
 Net proceeds from shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                                         190,739         173,826         229,709        248,069
  Class C                                                          11,681          13,296          13,135         16,740
  Class R                                                       3,470,107       7,264,916       3,097,777      6,444,797
                                                             ------------    ------------    ------------   ------------
                                                               14,622,343      40,124,380      16,425,451     32,782,529
                                                             ------------    ------------    ------------   ------------
 Cost of shares redeemed:
  Class A                                                        (491,156)       (567,970)     (2,065,732)    (1,021,240)
  Class C                                                         (55,241)        (64,962)       (257,252)      (167,154)
  Class R                                                     (10,888,532)    (31,186,974)    (11,803,950)   (21,853,091)
                                                             ------------    ------------    ------------   ------------
                                                              (11,434,929)    (31,819,906)    (14,126,934)   (23,041,485)
                                                             ------------    ------------    ------------   ------------
  Net increase (decrease) in net assets derived from Fund
   share transactions                                           3,187,414       8,304,474       2,298,517      9,741,044
                                                             ------------    ------------    ------------   ------------
  Net increase (decrease) in net assets                        (1,746,240)     18,357,754      (3,165,848)    20,029,417
 Net assets at the beginning of period                        229,783,289     211,425,535     223,932,487    203,903,070
                                                             ------------    ------------    ------------   ------------
 Net assets at the end of period                             $228,037,049    $229,783,289    $220,766,639   $223,932,487
                                                             ============    ============    ============   ============
 Balance of undistributed net investment income at end
  of period                                                  $    182,145    $    142,955    $    185,061   $    134,147
                                                             ============    ============    ============   ============

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                  MA                           MA INS
--------------------------------------------------------------------------------------------------------------------------------
                                                                     Six months      Year ended     Six months        Year ended
                                                                    ended 8/31/96       2/29/96    ended 8/31/96        2/29/96
--------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                              $ 2,199,258     $ 4,246,614    $ 1,685,276      $ 3,277,512
 Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 4)                           (94,972)       (217,900)            --           12,456
 Net change in unrealized appreciation or depreciation
  of investments                                                     (1,379,754)      3,250,694     (1,573,160)       2,682,527
                                                                    -----------     -----------    -----------      -----------
   Net increase (decrease) in net assets from operations                724,532       7,279,408        112,116        5,972,495
                                                                    -----------     -----------    -----------      -----------
 DISTRIBUTIONS TO SHAREHOLDERS (note 1)
 From undistributed net investment income:
  Class A                                                              (126,835)       (139,213)      (142,833)        (174,644)
  Class C                                                               (15,386)        (11,360)       (16,992)         (22,692)
  Class R                                                            (2,025,587)     (4,149,329)    (1,520,597)      (3,106,193)
 From accumulated net realized gains from investment
  transactions:
  Class A                                                                    --              --             --              --
  Class C                                                                    --              --             --              --
  Class R                                                                    --              --             --              --
 In excess of net realized gains from investment
  transactions:
  Class A                                                                    --              --             --              --
  Class C                                                                    --              --             --              --
  Class R                                                                    --              --             --              --
                                                                    -----------     -----------    -----------      -----------
   Decrease in net assets from distributions
    to shareholders                                                  (2,167,808)     (4,299,902)    (1,680,422)      (3,303,529)
                                                                    -----------     -----------    -----------      -----------
 FUND SHARE TRANSACTIONS (note 2)
 Net proceeds from sale of shares:
  Class A                                                             1,556,557       3,487,963      1,663,869        3,509,564
  Class C                                                               179,535         510,754        174,512          359,914
  Class R                                                             3,182,737       7,760,983      1,206,411        3,473,819
 Net proceeds from shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                                                76,235          75,540         82,370          104,279
  Class C                                                                11,954           7,603         15,948           20,520
  Class R                                                             1,436,227       2,962,447      1,086,452        2,184,979
                                                                    -----------     -----------    -----------      -----------
                                                                      6,443,245      14,805,290      4,229,562        9,653,075
                                                                    -----------     -----------    -----------      -----------
 Cost of shares redeemed:
  Class A                                                              (270,658)       (436,265)      (547,185)        (415,735)
  Class C                                                               (31,579)        (33,924)       (33,759)         (32,222)
  Class R                                                            (5,530,093)     (8,395,795)    (3,809,369)      (5,205,452)
                                                                    -----------     -----------    -----------      -----------
                                                                     (5,832,330)     (8,865,984)    (4,390,313)      (5,653,409)
                                                                    -----------     -----------    -----------      -----------
  Net increase (decrease) in net assets derived from Fund
   share transactions                                                   610,915       5,939,306       (160,751)       3,999,666
                                                                    -----------     -----------    -----------      -----------
   Net increase (decrease) in net assets                               (832,361)      8,918,812     (1,729,057)       6,668,632
 Net assets at the beginning of period                               81,701,156      72,782,344     66,099,708       59,431,076
                                                                    -----------     -----------    -----------      -----------
 Net assets at the end of period                                    $80,868,795     $81,701,156    $64,370,651      $66,099,708
                                                                    ===========     ===========    ===========      ===========
 Balance of undistributed net investment income at end of period    $    34,434     $     2,984    $     6,359      $     1,505
                                                                    ===========     ===========    ===========      ===========

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NY                             NY INS
----------------------------------------------------------------------------------------------------------------------------------
                                                                      Six months      Year ended       Six months       Year ended
                                                                    ended 8/31/96       2/29/96      ended 8/31/96        2/29/96
----------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                              $  4,692,787    $  8,950,610     $  9,439,618     $ 18,895,145
 Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 4)                           (721,907)      1,772,126      (1,574,234)          973,136
 Net change in unrealized appreciation or depreciation
  of investments                                                      (3,219,365)      5,658,638      (8,205,201)       15,965,392
                                                                    ------------    ------------     -----------      ------------
  Net increase (decrease) in net assets from operations                  751,515      16,381,374        (339,817)       35,833,673
                                                                    ------------    ------------     -----------      ------------
 DISTRIBUTION TO SHAREHOLDERS (note 1)
 From undistributed net investment income:
  Class A                                                               (456,680)       (551,771)       (687,359)         (834,291)
  Class C                                                                (14,532)        (18,002)        (36,184)          (36,998)
  Class R                                                             (4,219,235)     (8,358,840)     (8,713,530)      (18,227,897)
 From accumulated net realized gains from investment
  transactions:
  Class A                                                                      -               -               -           (51,671)
  Class C                                                                      -               -               -            (2,889)
  Class R                                                                      -               -               -          (861,604)
 In excess of net realized gains from investment
  transactions:
  Class A                                                                      -               -               -            (4,745)
  Class C                                                                      -               -               -              (265)
  Class R                                                                      -               -               -           (79,130)
                                                                    ------------    ------------     -----------      ------------
   Decrease in net assets from distributions
    to shareholders                                                   (4,690,447)     (8,928,613)     (9,437,073)      (20,099,490)
                                                                    ------------    ------------     -----------      ------------
 FUND SHARE TRANSACTIONS (note 2)
 Net proceeds from sale of shares:
  Class A                                                              4,427,064      13,070,637       8,494,901        18,519,780
  Class C                                                                179,090         556,433         908,424         1,180,461
  Class R                                                              5,941,538      12,367,225       6,408,212        13,478,031
 Net proceeds from shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                                                282,829         358,186         479,970           621,995
  Class C                                                                  9,422          12,262          27,564            23,992
  Class R                                                              3,035,446       6,297,279       6,181,745        14,466,972
                                                                    ------------    ------------     -----------      ------------
                                                                      13,875,389      32,662,022      22,500,816        48,291,231
                                                                    ------------    ------------     -----------      ------------
 Cost of shares redeemed:
  Class A                                                             (1,135,431)     (1,336,675)     (2,494,898)       (2,316,785)
  Class C                                                               (109,321)        (23,961)        (29,363)         (153,831)
  Class R                                                             (7,922,987)    (20,329,583)    (20,689,673)      (44,754,684)
                                                                    ------------    ------------     -----------      ------------
                                                                      (9,167,739)    (21,690,219)    (23,213,934)      (47,225,300)
                                                                    ------------    ------------     -----------      ------------
  Net increase (decrease) in net assets derived from Fund
   share transactions                                                  4,707,650      10,971,803        (713,118)        1,065,931
                                                                    ------------    ------------     -----------      ------------
   Net increase (decrease) in net assets                                 768,718      18,424,564     (10,490,008)       16,800,114
 Net assets at the beginning of period                               171,153,243     152,728,679     369,464,250       352,664,136
                                                                    ------------    ------------     -----------      ------------
 Net assets at the end of period                                    $171,921,961    $171,153,243    $358,974,242     $ 369,464,250
                                                                    ============    ============    ============     =============
 Balance of undistributed net investment income at end of period    $    129,158    $    126,818    $     61,993     $      59,448
                                                                    ============    ============    ============     =============

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

-------------------------------------------------------------------------------------------
                                                                            OH
-------------------------------------------------------------------------------------------
                                                               Six months       Year ended
                                                              ended 8/31/96       2/29/96
-------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                       $  4,825,360      $  9,415,389
 Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 4)                      20,631           730,235
 Net change in unrealized appreciation or depreciation
  of investments                                               (4,467,205)        6,013,907
                                                             ------------      ------------
   Net increase (decrease) in net assets from operations          378,786        16,159,531
                                                             ------------      ------------
 DISTRIBUTION TO SHAREHOLDERS (note 1)
 From undistributed net investment income:
  Class A                                                        (381,797)         (435,348)
  Class C                                                         (51,835)          (62,605)
  Class R                                                      (4,412,572)       (8,957,352)
 From accumulated net realized gains from investment
  transactions:
  Class A                                                              --                --
  Class C                                                              --                --
  Class R                                                              --                --
 In excess of net realized gains from investment
  transactions:
  Class A                                                              --                --
  Class C                                                              --                --
  Class R                                                              --                --

   Decrease in net assets from distributions                 ------------      ------------
    to shareholders                                            (4,846,204)       (9,455,305)
                                                             ------------      ------------
 FUND SHARE TRANSACTIONS (note 2)
 Net proceeds from sale of shares:
  Class A                                                       4,778,935         8,850,862
  Class C                                                         600,657         1,260,641
  Class R                                                       3,222,271        10,592,955
 Net proceeds from shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                                         236,805           253,231
  Class C                                                          41,893            49,706
  Class R                                                       3,041,970         6,293,847
                                                             ------------      ------------
                                                               11,922,531        27,301,242
                                                             ------------      ------------
 Cost of shares redeemed:
  Class A                                                        (939,666)         (809,723)
  Class C                                                        (303,938)          (95,567)
  Class R                                                      (8,482,415)      (18,392,616)
                                                             ------------      ------------
                                                               (9,726,019)      (19,297,906)
                                                             ------------      ------------
  Net increase (decrease) in net assets derived from Fund
   share transactions                                           2,196,512         8,003,336
                                                             ------------      ------------
   Net increase (decrease) in net assets                       (2,270,906)       14,707,562
 Net assets at the beginning of period                        182,159,914       167,452,352
                                                             ------------      ------------
 Net assets at the end of period                             $179,889,008      $182,159,914
                                                             ============      ============
 Balance of undistributed net investment income at end
  of period                                                  $     47,872      $     68,716
                                                             ============      ============
-------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS     NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
(Unaudited)                                                      AUGUST 31, 1996


1. GENERAL INFORMATION AND SIGNIFICANT
ACCOUNTING POLICIES

At August 31, 1996, the state Funds (the "Funds") covered in this report are Nuveen California Tax-Free Fund, Inc. (comprising the Nuveen California and California Insured Tax-Free Value Funds), Nuveen Tax-Free Bond Fund, Inc. (comprising the Nuveen Massachusetts, New York and Ohio Tax-Free Value Funds) and Nuveen Insured Tax-Free Bond Fund, Inc. (comprising the Nuveen Massachusetts and New York Insured Tax-Free Value Funds).

Additional state Funds covering other states may be established in the future. Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within its respective single state.

The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation

Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Directors. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. Any securities so purchased are subject to market fluctuations during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of its purchase commitments. At August 31, 1996, there were purchase commitments in California Special and New York Special of $14,264,059 and $3,993,255, respectively. There were no such purchase commitments in any of the other Funds.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


Interest Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and Distributions to shareholders

Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

Income Taxes

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of ordinary taxable income from investment transactions, where applicable.

Insurance

Each Fund is a separate taxpayer for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing to shareholders all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the respective Funds.

The California Insured, Massachusetts Insured and New York Insured Tax-Free Value Funds invest in municipal securities which are covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Funds' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible sales Charge Program

Effective September 6, 1994, each Fund commenced offering Class "A" Shares and Class "C" Shares. Class "A" Shares incur a front-end sales charge and an annual 12b-1 service fee. Class "C" Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class "C" Shares agrees to pay a contingent deferred sales charge ("CDSC'') of 1% if Class "C" Shares are redeemed within 12 months of purchase.

Prior to the offering of Class "A" and Class "C" Shares, the shares outstanding were renamed Class "R" and are not subject to any 12b-1 distribution or service fees. Effective with the offering of the new classes, Class "R" Shares are generally available only for reinvestment of dividends by current "R" shareholders and for already established Nuveen Unit Investment Trust reinvestment accounts.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.

Derivative Financial Instruments

In October 1994, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 119 Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 1996, other than occasional purchase of high quality synthetic money market securities which were held temporarily pending the reinvestment in long-term portfolio securities, if applicable.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


                    2. FUND SHARES
                    Transactions in Fund shares were as follows:

-----------------------------------------------------------------------------------------------------------------
                                                                 CA                         CA INS
-----------------------------------------------------------------------------------------------------------------
                                                      Six months      Year ended    Six months     Year ended
                                                     ended 8/31/96      2/29/96    ended 8/31/96     2/29/96
-----------------------------------------------------------------------------------------------------------------
 Shares sold:
  Class A                                                464,799         927,895      733,978      1,211,972
  Class C                                                  9,390          50,026       15,777         89,705
  Class R                                                580,220       2,165,620      497,294      1,177,751
 Shares issued to shareholders due to reinvestment
  of distributions:
  Class A                                                 18,361          16,682       21,816         23,441
  Class C                                                  1,126           1,279        1,259          1,594
  Class R                                                333,274         700,563      294,697        614,344
                                                     -----------     -----------  -----------    -----------
                                                       1,407,170       3,862,065    1,564,821      3,118,807
                                                     -----------     -----------  -----------    -----------
 Shares redeemed:
  Class A                                                (47,325)        (54,537)    (194,933)       (95,872)
  Class C                                                 (5,378)         (6,378)     (24,615)       (15,721)
  Class R                                             (1,050,886)     (2,990,150)  (1,130,785)    (2,088,697)
                                                     -----------     -----------  -----------    -----------
                                                      (1,103,589)     (3,051,065)  (1,350,333)    (2,200,290)
                                                     -----------     -----------  -----------    -----------
 Net increase (decrease)                                 303,581         811,000      214,488        918,517
                                                     ===========     ===========  ===========    ===========
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                                                 MA                         MA INS
-----------------------------------------------------------------------------------------------------------------
                                                      Six months      Year ended    Six months     Year ended
                                                     ended 8/31/96      2/29/96    ended 8/31/96     2/29/96
-----------------------------------------------------------------------------------------------------------------
 Shares sold:
  Class A                                                159,489         356,285      163,097        339,891
  Class C                                                 18,480          51,779       17,150         34,914
  Class R                                                327,975         795,556      118,143        337,797
 Shares issued to shareholders due to reinvestment
  of distributions:
  Class A                                                  7,781           7,663        8,008         10,031
  Class C                                                  1,227             775        1,555          1,987
  Class R                                                146,996         303,251      105,572        211,766
                                                     -----------     -----------  -----------    -----------
                                                         661,948       1,515,309      413,525        936,386
                                                     -----------     -----------  -----------    -----------
 Shares redeemed:
  Class A                                                (27,819)        (44,057)     (53,729)       (40,197)
  Class C                                                 (3,275)         (3,523)      (3,314)        (3,095)
  Class R                                               (567,665)       (857,146)    (371,006)      (503,288)
                                                     -----------     -----------  -----------    -----------
                                                        (598,759)       (904,726)    (428,049)      (546,580)
                                                     -----------     -----------  -----------    -----------
 Net increase (decrease)                                  63,189         610,583      (14,524)       389,806
                                                     ===========     ===========  ===========    ===========
-----------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

----------------------------------------------------------------------------------------------------------------------
                                                                    NY                            NY INS
----------------------------------------------------------------------------------------------------------------------
                                                       Six months       Year ended      Six months      Year ended
                                                      ended 8/31/96      2/29/96       ended 8/31/96      2/29/96
----------------------------------------------------------------------------------------------------------------------
 Shares sold:
  Class A                                                   426,261       1,261,309          823,705     1,778,309
  Class C                                                    17,304          53,367           88,040       113,081
  Class R                                                   570,480       1,182,028          619,746     1,291,786
 Shares issued to shareholders due to reinvestment of
  distributions:
  Class A                                                    27,155          34,236           46,305        59,314
  Class C                                                       902           1,167            2,661         2,279
  Class R                                                   290,584         603,620          596,091     1,387,801
                                                          ---------       ---------        ---------     ---------
                                                          1,332,686       3,135,727        2,176,548     4,632,570
                                                          ---------       ---------        ---------     ---------
 Shares redeemed:
  Class A                                                  (109,684)       (127,601)        (242,315)     (220,550)
  Class C                                                   (10,537)         (2,280)          (2,838)      (14,453)
  Class R                                                  (764,056)     (1,956,584)      (2,002,524)   (4,307,682)
                                                          ---------       ---------        ---------     ---------
                                                           (884,277)     (2,086,465)      (2,247,677)   (4,542,685)
                                                          ---------       ---------        ---------     ---------
 Net increase (decrease)                                    448,409       1,049,262          (71,129)       89,885
                                                          =========       =========        =========     =========
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                OH
--------------------------------------------------------------------------------
                                                     Six months    Year ended
                                                   ended 8/31/96     2/29/96
--------------------------------------------------------------------------------
 Shares sold:
  Class A                                                461,575      846,644
  Class C                                                 58,238      120,707
  Class R                                                312,443    1,015,491
 Shares issued to shareholders due to reinvestment
  of distributions:
  Class A                                                 22,774       24,156
  Class C                                                  4,045        4,767
  Class R                                                292,801      604,197
                                                       ---------    ---------
                                                       1,151,876    2,615,962
                                                       ---------    ---------
 Shares redeemed:
  Class A                                                (91,022)     (76,763)
  Class C                                                (29,520)      (9,130)
  Class R                                               (820,324)  (1,765,109)
                                                       ---------    ---------
                                                        (940,866)  (1,851,002)
                                                       ---------    ---------
 Net increase (decrease)                                 211,010      764,960
                                                       =========    =========
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


3. DISTRIBUTIONS TO SHAREHOLDERS
On September 9, 1996, the Funds declared dividend distributions from their tax-exempt net investment income which were paid on October 1, 1996, to shareholders of record on September 9, 1996, as follows:

--------------------------------------------------------
                          CA    CA INS    MA    MA INS
--------------------------------------------------------
 Dividend per share:
  Class A               $.0450  $.0440  $.0420  $.0430
  Class C                .0385   .0370   .0360   .0365
  Class R                .0475   .0460   .0440   .0450
                        ======  ======  ======  ======
--------------------------------------------------------

------------------------------------------------
                          NY    NY INS    OH
------------------------------------------------
 Dividend per share:
  Class A               $.0460  $.0430  $.0450
  Class C                .0395   .0365   .0380
  Class R                .0485   .0450   .0470
                        ======  ======  ======

4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the six months ended August 31, 1996, were as follows:

-------------------------------------------------------------------------------------------
                                            CA         CA INS          MA       MA INS
-------------------------------------------------------------------------------------------
 PURCHASES
 Investments in municipal securities    $85,419,750  $59,283,685    $5,036,225   $ 955,210
 Temporary municipal investments         35,400,000   26,725,000     3,400,000   2,600,000

 SALES
 Investments in municipal securities     70,156,907   55,088,191     2,706,776     765,000
 Temporary municipal investments         33,600,000   34,025,000     5,300,000   3,000,000
                                        ===========   ==========     =========   =========
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            NY         NY INS          OH
--------------------------------------------------------------------------------
 PURCHASES
 Investments in municipal securities    $42,461,671  $56,269,623   $21,086,235
 Temporary municipal investments          7,200,000   24,800,000     9,700,000

 SALES
 Investments in municipal securities     30,401,456   49,566,336    19,049,220
 Temporary municipal investments         10,300,000   31,800,000    10,500,000
                                        ===========  ===========   ===========
--------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


              At August 31, 1996, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

              At August 31, 1996, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:

------------------------------------------------------------------
                        CA          CA INS      MA       MA INS
------------------------------------------------------------------
 Expiration year:
  1997               $       -     $      -   $      -  $ 59,693
  1999                       -            -          -    18,885
  2003                 765,306      341,931    275,030   172,689
  2004                       -            -    507,247    27,409
                     ---------     --------   --------  --------
   Total               765,306     $341,931   $782,277  $278,676
                     =========     ========   ========  ========
------------------------------------------------------------------

---------------------------------------
                        OH
---------------------------------------
 Expiration year:
  1997               $       -
  1999                       -
  2003                       -
  2004                 237,140
                     ---------
   Total             $ 237,140
                     =========
---------------------------------------

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 1996, were as follows:

---------------------------------------------------------------------------------------------
                                     CA            CA INS            MA            MA INS
---------------------------------------------------------------------------------------------
 Gross unrealized:
   Appreciation                 $  8,810,811    $  9,982,504    $  4,334,755    $  3,594,172
   Depreciation                     (843,975)       (507,478)       (209,900)       (216,815)
                                ------------    ------------    ------------    ------------
 Net unrealized appreciation    $  7,966,836    $  9,475,026    $  4,124,855    $  3,377,357
---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                     NY            NY INS            OH
-----------------------------------------------------------------------------
 Gross unrealized:
   Appreciation                 $  6,807,214    $ 18,582,374    $  8,663,051
   Depreciation                     (963,299)     (1,233,457)       (490,168)
                                ------------    ------------    ------------
 Net unrealized appreciation    $  5,843,915    $ 17,348,917    $  8,172,883
-----------------------------------------------------------------------------

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

------------------------------------------------------
 Average daily net asset value         Management fee
------------------------------------------------------
 For the first $125,000,000                .55 of 1%
 For the next $125,000,000               .5375 of 1
 For the next $250,000,000                .525 of 1
 For the next $500,000,000               .5125 of 1
 For the next $1,000,000,000                .5 of 1
 For net assets over $2,000,000,000       .475 of 1
------------------------------------------------------

The management fee is reduced by, or the Adviser assumes certain expenses of each Fund, in an amount necessary to prevent the total expenses of each Fund (including the management fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, 12b-1 Service and Distribution fees, and to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of the average daily net asset value of the California, Massachusetts, New York and

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


Ohio Tax-Free Value Funds, .80 of 1% of the average daily net asset value of the California Insured and New York Insured Tax-Free Value Funds, and .90 of 1% of the average daily net asset value of the Massachusetts Insured Tax-Free Value Fund.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pay no compensation directly to its directors who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS
At August 31, 1996, each Fund had common stock authorized at $.01 par value per share. The composition of net assets as well as the number of authorized shares were as follows:

-------------------------------------------------------------------------------------------------------------------
                                                              CA           CA INS           MA            MA INS
-------------------------------------------------------------------------------------------------------------------
 Capital paid-in                                         $221,479,459   $212,119,504   $ 77,593,003    $ 61,265,611
 Balance of undistributed net investment income               182,145        185,061         34,434           6,359
 Accumulated net realized gain (loss) from investment
  transactions                                             (1,591,391)    (1,012,952)      (883,497)       (278,676)
 Distributions in excess of net realized gains from
  investment transactions                                          --             --             --              --
 Net unrealized appreciation of investments                 7,966,836      9,475,026      4,124,855       3,377,357
                                                         ------------   ------------   ------------    ------------
  Net assets                                             $228,037,049   $220,766,639   $ 80,868,795    $ 64,370,651
                                                         ============   ============   ============    ============
 Authorized shares:
  Class A                                                  40,000,000     40,000,000    200,000,000     200,000,000
  Class C                                                  45,000,000     45,000,000    260,000,000     240,000,000
  Class R                                                  40,000,000     40,000,000     40,000,000      60,000,000
-------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------
                                                               NY          NY INS          OH
---------------------------------------------------------------------------------------------------
 Capital paid-in                                         $166,021,360   $343,220,975   $171,884,762
 Balance of undistributed net investment income               129,158         61,993         47,872
 Accumulated net realized gain (loss) from investment
  transactions                                                (72,472)    (1,573,503)      (216,509)
 Distributions in excess of net realized gains from
  investment transactions                                          --        (84,140)            --
 Net unrealized appreciation of investments                 5,843,915     17,348,917      8,172,883
                                                         ------------   ------------   ------------
  Net assets                                             $171,921,961   $358,974,242   $179,889,008
                                                         ============   ============   ============
 Authorized shares:
  Class A                                                 200,000,000    200,000,000    200,000,000
  Class C                                                 220,000,000    200,000,000    220,000,000
  Class R                                                  80,000,000    100,000,000     80,000,000
 --------------------------------------------------------------------------------------------------

                                      75

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


8. INVESTMENT COMPOSITION

Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At August 31, 1996, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

-------------------------------------------------------------------------------
                                                    CA   CA INS     MA   MA INS
-------------------------------------------------------------------------------
 Revenue Bonds:
  Housing Facilities                                14%    10%      19%     2%
  Lease Rental Facilities                           14     16       --      --
  Health Care Facilities                            16     15       15      17
  Educational Facilities                            15      3       14      16
  Water/Sewer Facilities                             5      9        1       1
  Transportation                                     1      1        2       1
  Electric Utilities                                 8      6       --       3
  Pollution Control                                 --     --        2      --
  Other                                             16     19        1       1
 General Obligation Bonds                            1      4       22      39
 Escrowed Bonds                                     10     17       24      20
                                                   ---    ---      ---     ---
                                                   100%   100%     100%    100%
                                                   ===    ===      ===     ===





-----------------------------------------------------------------------
                                                   NY    NY INS     OH
-----------------------------------------------------------------------
 Revenue Bonds:
  Housing Facilities                                23%    18%       4%
  Lease Rental Facilities                           19      4        1
  Health Care Facilities                             4      8       17
  Educational Facilities                            13     10        4
  Water/Sewer Facilities                             3     11        8
  Transportation                                     1     11        4
  Electric Utilities                                --      1        2
  Pollution Control                                  3      2        6
  Other                                              8      3        1
 General Obligation Bonds                           13     17       38
 Escrowed Bonds                                     13     15       15
                                                   ---    ---      ---
                                                   100%   100%     100%
                                                   ===    ===      ===

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


Certain long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (42% for California, 100% for California Insured, 43% for Massachusetts, 100% for Massachusetts Insured, 22% for New York, 100% for New York Insured and 60% for Ohio). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares.

Certain temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (99% for California, 100% for California Insured, 100% for Massachusetts, 100% for Massachusetts Insured, 100% for New York, N/A for New York Insured and N/A for Ohio).

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

9. OTHER MATTERS
The John Nuveen Company, parent of John Nuveen &Co. Incorporated and Nuveen Advisory Corp., respectively the distributor and investment adviser of your Fund, has entered into an agreement pursuant to which Nuveen will acquire Flagship Resources Inc. and consolidate their respective mutual fund businesses. This agreement is subject to the approval of the shareholders of the Flagship funds. As part of the consolidation of Flagship into Nuveen, the Board of Directors of the Nuveen Tax-Free Bond Fund has determined that it is in the best interests of the Nuveen New York and Ohio Tax-Free Value Funds to be reorganized and combined with Flagship's existing New York and Ohio funds after the Flagship funds have become a part of the Nuveen Fund family. These combinations are subject to the approval of the shareholders of both the affected Nuveen and Flagship Funds at shareholder meetings scheduled for December, 1996.

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

---------------------------------------------------------------------------------------------------------------------------------
                                         Operating performance            Less distributions
                                   ----------------------------------------------------------------
                                                              Net
                                                     realized and   Dividends from
                         Net asset          Net   unrealized gain       tax-exempt   Distributions      Net asset   Total return
                   value beginning   investment       (loss) from   net investment            from   value end of   on net asset
                         of period       income     investments**           income   capital gains         period         value+
---------------------------------------------------------------------------------------------------------------------------------
 CA
---------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96                 $ 10.580       $ .275           $ (.238)         $ (.267)        $   --        $ 10.350            .38%
 Year ended
  2/29/96                   10.100         .549++            .473            (.542)            --          10.580          10.36
 9/6/94 to
  2/28/95                   10.210         .270++           (.031)           (.275)          (.074)        10.100           2.52
 CLASS C
 Six months ended
  8/31/96                   10.580         .237             (.239)           (.228)            --          10.350            --
 Year ended
  2/29/96                   10.100         .470++            .474            (.464)            --          10.580           9.53
 9/16/94 to
  2/28/95                   10.040         .218++            .139            (.223)          (.074)        10.100           3.71
 CLASS R
 Six months ended
  8/31/96                   10.600         .283             (.221)           (.282)            --          10.380            .62
 Year ended
  2/29/96                   10.130         .575              .467            (.572)            --          10.600          10.54
 Year ended 2/28,
  1995                      10.740         .582             (.531)           (.587)          (.074)        10.130            .78
  1994                      10.850         .598             (.054)           (.596)          (.058)        10.740           5.08
  1993                      10.140         .633              .707            (.626)          (.004)        10.850          13.66
 8 months ended
  2/29/92                    9.920         .429              .218            (.427)            --          10.140           6.61
 Year ended 6/30,
  1991                       9.790         .639              .133            (.642)            --           9.920           8.16
  1990                       9.850         .641             (.058)           (.643)            --           9.790           6.14
  1989                       9.240         .649++            .610            (.649)            --           9.850          14.12
  1988                       9.280         .647++           (.040)           (.647)            --           9.240           6.87
  1987+++                    9.600         .652++           (.320)           (.652)            --           9.280           3.28
---------------------------------------------------------------------------------------------------------------------------------

See notes on page 90.

                                                                                    NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                                   AUGUST 31, 1996


----------------------------------------------------------------------------------------------------------------------------------
                                                              Ratios/Supplemental data
                 -----------------------------------------------------------------------------------------------------------------
                                             Ratio of            Ratio of              Ratio of              Ratio of
                                          expenses to      net investment              expenses        net investment
                       Net assets             average   income to average        to average net     income to average   Portfolio
                    end of period   net assets before   net assets before          assets after      net assets after    turnover
                   (in thousands)       reimbursement       reimbursement       reimbursement++       reimbursement++        rate
----------------------------------------------------------------------------------------------------------------------------------
 CA
----------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96                $ 16,953                .95%*              5.17%*                 .95%*                5.17%*        31%
 Year ended
  2/29/96                  12,709               1.00                5.23                   .96                  5.27          36
 9/6/94 to
  2/28/95                   3,146               1.41*               5.40*                 1.00*                 5.81*         32
 CLASS C
 Six months ended
  8/31/96                     723               1.70*               4.43*                 1.70*                 4.43*         31
 Year ended
  2/29/96                     684               1.84                4.39                  1.71                  4.52          36
 9/16/94 to
  2/28/95                     200               2.41*               4.37*                 1.75*                 5.03*         32
 CLASS R
 Six months ended
  8/31/96                 210,362                .70*               5.43*                  .70*                 5.43*         31
 Year ended
  2/29/96                 216,390                .71                5.53                   .71                  5.53          36
 Year ended 2/28,
  1995                    208,080                .71                5.83                   .71                  5.83          32
  1994                    218,430                .73                5.47                   .73                  5.47          19
  1993                    183,215                .71                6.05                   .71                  6.05           5
 8 months ended
  2/29/92                 133,377                .67*               6.30*                  .67*                 6.30*         --
 Year ended 6/30,
  1991                    107,508                .69                6.48                   .69                  6.48          15
  1990                     78,704                .69                6.51                   .69                  6.51           8
  1989                     52,048                .77                6.77                   .75                  6.79          22
  1988                     29,640                .88                6.91                   .70                  7.09          48
  1987+++                  19,094               1.19                5.61                   .18                  6.62          17
----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:



---------------------------------------------------------------------------------------------------------------------------
                                              Operating performance                Less distributions
                                         ------------------------------------------------------------------
                                                                       Net
                                                              realized and   Dividends from
                            Net Asset           Net        unrealized gain       tax-exempt    Distribution       Net asset
                      value beginning    investment            (loss) from   net investment            from    value end of
                            of period        income          investments**           income   capital gains          period
---------------------------------------------------------------------------------------------------------------------------
 CA INS
---------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96                    $10.760        $  .271           $(.267)            $(.264)         $  --              $10.500
 Year ended
  2/29/96                     10.250           .530++           .505              (.525)            --               10.760
 9/6/94 to
  2/28/95                     10.220           .255++           .068              (.265)         (.028)              10.250
 CLASS C
 Six months ended
  8/31/96                     10.670           .223            (.251)             (.222)            --               10.420
 Year ended
  2/29/96                     10.150           .448++           .516              (.444)            --               10.670
 9/12/94 to
  2/28/95                     10.060           .210++           .123              (.215)         (.028)              10.150
 CLASS R
 Six months ended
  8/31/96                     10.740           .278            (.262)             (.276)            --               10.480
 Year ended
  2/29/96                     10.230           .556             .507              (.553)            --               10.740
 Year ended 2/28,
  1995                        10.670           .559            (.412)             (.559)         (.028)              10.230
  1994                        10.850           .560            (.101)             (.556)         (.083)              10.670
  1993                        10.010           .584             .871              (.579)         (.036)              10.850
 8 months ended
  2/29/92                      9.650           .401             .360              (.401)            --               10.010
 Year ended 6/30,
  1991                         9.480           .600             .176              (.606)            --                9.650
  1990                         9.630           .608            (.151)             (.607)            --                9.480
  1989                         9.020           .607             .610              (.607)            --                9.630
  1988                         8.980           .600++           .040              (.600)            --                9.020
  1987+++                      9.600           .630++          (.620)             (.630)            --                8.980
---------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Ratios/Supplemental data
                                 ---------------------------------------------------------------------------------------------------
                                                          Ratio of            Ratio of         Ratio of            Ratio of    Port-
                                                       expenses to      net investment         expenses      net investment    folio
                  Total return      Net assets             average   income to average   to average net   income to average    turn-
                  on net asset   end of period   net assets before   net assets before     assets after    net assets after    over
                         value   (in thousands)      reimbursement       reimbursement  reimbursement++     reimbursement++    rate
------------------------------------------------------------------------------------------------------------------------------------
 CA INS
------------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96                 .07%         $ 22,728              .95%*              5.02%*            .95%*              5.02%*      26%
 Year ended
  2/29/96               10.32            17,250              .98                4.99              .97                5.00        38
 9/6/94 to
  2/28/95                3.33             4,753             1.24*               5.26*            1.05*               5.45*       25
 CLASS C
 Six months ended
  8/31/96                (.24)              936             1.70*               4.28*            1.70*               4.28*       26
 Year ended
  2/29/96                9.67             1,040             1.74                4.23             1.71                4.26        38
 9/12/94 to
  2/28/95                3.45               222             2.44*               4.05*            1.80*               4.69*       25
 CLASS R
 Six months ended
  8/31/96                 .18           197,102              .70*               5.28*             .70*               5.28*       26
 Year ended
  2/29/96               10.63           205,642              .70                5.29              .70                5.29        38
 Year ended 2/28,
  1995                   1.68           198,928              .70                5.60              .70                5.60        25
  1994                   4.27           208,115              .71                5.12              .71                5.12        14
  1993                  15.05           168,852              .75                5.72              .75                5.72         9
 8 months ended
  2/29/92                7.99           100,933              .64*               5.97*             .64*               5.97*        7
 Year ended 6/30,
  1991                   8.43            74,551              .68                6.26              .68                6.26        29
  1990                   4.93            50,625              .70                6.36              .70                6.36        13
  1989                  13.97            35,032              .82                6.52              .82                6.52        23
  1988                   7.44            22,394              .99                6.60              .82                6.77        31
  1987+++                (.13)           16,192             1.06                5.59              .17                6.48         4
------------------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

-----------------------------------------------------------------------------------------------------------------------------------
                                                Operating performance                 Less distributions
                                            ------------------------------     --------------------------------
                                                                       Net
                                                              realized and     Dividends from
                               Net asset           Net     unrealized gain         tax-exempt      Distribution         Net asset
                         value beginning    investment         (loss) from     net investment              from      value end of
                               of period        income       investments**             income     capital gains            period
-----------------------------------------------------------------------------------------------------------------------------------
 MA
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96                         $9.940       $.263++             $ (.181)           $(.252)             $  --            $9.770
 Year ended
  2/29/96                          9.560        .513++                .388             (.521)                --             9.940
 9/6/94 to
  2/28/95                          9.540        .254++                .025             (.259)                --             9.560
 CLASS C
 Six months ended
  8/31/96                          9.890        .223++               (.177)            (.216)                --             9.720
 Year ended
  2/29/96                          9.510        .437++                .392             (.449)                --             9.890
 10/5/94 to
  2/28/95                          9.280        .188++                .254             (.212)                --             9.510
 CLASS R
 Six months ended
  8/31/96                          9.910        .267++               (.173)            (.264)                --             9.740
 Year ended
  2/29/96                          9.540        .537++                .378             (.545)                --             9.910
 Year ended 2/28,
  1995                             9.940        .541++               (.403)            (.538)                --             9.540
  1994                             9.910        .543++                .038             (.541)             (.010)            9.940
  1993                             9.210        .563++                .704             (.563)             (.004)            9.910
 3 months ended
  2/29/92                          9.130         .146                 .077             (.143)                               9.210
 Year ended 11/30,                                                                                           --
  1991                             8.760        .577++                .375             (.582)                --             9.130
  1990                             8.900        .587++               (.144)            (.583)                --             8.760
  1989                             8.600        .587++                .300             (.587)                --             8.900
  1988                             8.250        .581++                .350             (.581)                --             8.600
 12/10/86 to
  11/30/87                         9.600        .577++              (1.350)            (.577)                --             8.250
-----------------------------------------------------------------------------------------------------------------------------------

See notes on page 90.


                                                                                      NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                                     AUGUST 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Ratios/Supplemental data
                   -----------------------------------------------------------------------------------------------------------------
                                                          Ratio of           Retio of         Ratio of           Ratio of
                                                       expenses to     net investment         expenses     net investment
                   Total return      Net asset             average  income to average   to average net  income to average  Portfolio
                   on net asset  end of period   net assets before  net assets before     assets after   net assets after   turnover
                         value+  (in thousands)      reimbursement      reimbursement  reimbursement++    reimbursement++       rate
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 CLASS A                   .85%         $ 5,576             1.01%*             5.20%*           1.00%*             5.21%*         3%
 Six months ended
  8/31/96                 9.62            4,290             1.17               5.04             1.00               5.21           6
 Year ended
  2/29/96                 3.05            1,067             1.87*              4.88*            1.00*              5.75*         17
 9/6/94 to
  2/28/95                  .49              787             1.76*              4.45*            1.75*              4.46*          3
 CLASS C
 Six months ended         8.87              638             2.24               3.96             1.75               4.45           6
  8/31/96
 Year ended               4.86              147             3.40*              3.46*            1.75*              5.11*         17
  2/29/96
 10/5/94 to
  2/28/95                  .98           74,506              .76*              5.45*             .75*              5.46*          3
 CLASS R
 Six months ended
  8/31/96                 9.80           76,773              .82               5.42              .75               5.49           6
 Year ended
  2/29/96                 1.64           71,568              .77               5.75              .75               5.77          17
 Year ended 2/28,         5.96           71,942              .81               5.32              .75               5.38           3
  1995                   14.21           53,231              .87               5.79              .75               5.91           5
  1994
  1993                    2.44           34,470              .71*              6.31*             .71*              6.31*          5
 3 months ended
  2/29/92                11.19           31,150              .77               6.37              .75               6.39          19
 Year ended 11/30,        5.21           20,829              .85               6.58              .75               6.68          23
  1991                   10.62           15,513             1.09               6.30              .75               6.64          31
  1990                   11.56            9,485             1.24               6.25              .75               6.74          55
  1989
  1988                   (8.19)           5,681             1.54*              5.30*             .37*              6.47*         34
 12/10/86 to
  11/30/87
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

------------------------------------------------------------------------------------------------------------------------------------
                                               Operating performance                 Less distributions
                                             ---------------------------          --------------------------------
                                                                     Net
                                                            realized and          Dividends from
                        Net asset                Net     unrealized gain              tax-exempt      Distribution         Net asset
                  value beginning         investment         (loss) from          net investment              from      value end of
                        of period             income       investments**                  income     capital gains            period
------------------------------------------------------------------------------------------------------------------------------------
MAINS

------------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96                 $10.490            $  .261              $(.243)                 $(.258)    $    --                 $10.250
 Year ended
  2/29/96                  10.060               .512++              .433                   (.515)         --                  10.490
 9/6/94 to
  2/28/95                  10.030               .249++              .039                   (.258)         --                  10.060
 CLASS C
 Six months ended
  8/31/96                  10.470               .223               (.254)                  (.219)         --                  10.220
 Year ended
  2/29/96                  10.040               .434                .435                   (.439)         --                  10.470
 9/14/94 to
  2/28/95                   9.910               .202++              .137                   (.209)         --                  10.040
 CLASS R
 Six months ended
  8/31/96                  10.500               .270               (.250)                  (.270)         --                  10.250
 Year ended
  2/29/96                  10.060               .538                .445                   (.543)         --                  10.500
 Year ended 2/28,
  1995                     10.450               .545               (.386)                  (.549)         --                  10.060
  1994                     10.440               .537                  --                   (.527)         --                  10.450
  1993                      9.650               .551                .784                   (.545)         --                  10.440
 Year ended
  2/29/92                   9.360               .570                .301                   (.581)         --                   9.650
 Year ended 2/28,
  1991                      9.140               .568                .219                   (.567)         --                   9.360
  1990                      8.960               .571++              .178                   (.569)         --                   9.140
  1989                      9.030               .576++             (.070)                  (.576)         --                   8.960
 Year ended
  2/29/88                   9.540               .582++             (.510)                  (.582)         --                   9.030
 12/10/86 to
  2/28/87                   9.600               .131++             (.060)                  (.131)         --                   9.540
------------------------------------------------------------------------------------------------------------------------------------

See notes on page 90.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                                        Ratios/Supplemental data
                   -----------------------------------------------------------------------------------------------------------------
                                                          Ratio of           Ratio of         Ratio of          Ratio of
                                                       expenses to     net investment         expenses    net investment
                   Total return     Net assets             average  income to average   to average net  income to average  Portfolio
                   on net asset  end of period   net assets before  net assets before     assets after   net assets after   turnover
                         value+  (in thousands)      reimbursement      reimbursement  reimbursement++    reimbursement++       rate
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 CLASS A                   .20%         $ 6,369             1.03%*             4.99%*           1.03%*             4.99%*         1%
 Six months ended
  8/31/96                 9.59            5,291             1.09               4.92             1.07               4.94           1
 Year ended
  2/29/96                 2.99            1,956             1.36*              5.13*            1.15*              5.34*         10
 9/6/94 to
  2/28/95                 (.28)             847             1.78*              4.25*            1.78*              4.25*          1
 CLASS C
 Six months ended         8.80              706             1.81               4.20             1.81               4.20           1
  8/31/96
 Year ended               3.52              338             2.07*              4.41*            1.90*              4.58*         10
  2/29/96
 9/14/94 to                .22           57,155              .78*              5.24*             .78*              5.24*          1
  2/28/95
 CLASS R                  9.99           60,102              .81               5.21              .81               5.21           1
 Six months ended
  8/31/96                 1.77           57,137              .79               5.54              .79               5.54          10
 Year ended
  2/29/96                 5.22           58,255              .84               5.09              .84               5.09           3
 Year ended 2/28,
  1995                   14.28           47,098              .86               5.47              .86               5.47           2
  1994
  1993                    9.57           28,189              .72               5.93              .72               5.93           5
 Year ended
  2/29/92                 8.95           15,625              .85               6.19              .85               6.19           6
 Year ended 2/28,
  1991                    8.52            8,649             1.20               5.94              .97               6.17          15
  1990
  1989                    5.84            5,404             1.87               5.54              .97               6.44          41
 Year ended
  2/29/88                 1.14            4,895             1.75               5.37              .59               6.53          42
 12/10/86 to
  2/28/87                  .75            2,312             5.18*               .64*              --               5.82+         --
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

-----------------------------------------------------------------------------------------------------------------------------
                                                 Operating performance                Less distributions
                                           ------------------------------------------------------------------
                                                                    Net
                                                           realized and       Dividends from
                           Net asset              Net   unrealized gain           tax-exempt    Distributions       Net asset
                     value beginning       investment        (loss)from       net investment             from    value end of
                           of period           income     investments**               income    capital gains          period
-----------------------------------------------------------------------------------------------------------------------------
 NY
-----------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96                  $10.610           $  .282         $(.246)             $(.276)           $    --            $10.370
 Year ended
  2/29/96                   10.120              .555++         .487               (.552)                --             10.610
 9/6/94 to
  2/28/95                   10.230              .277++        (.067)              (.273)             (.047)            10.120
 CLASS C
 Six months ended
  8/31/96                   10.640              .239          (.242)              (.237)                --             10.400
 Year ended
  2/29/96                   10.110              .478++         .528               (.476)                --             10.640
 9/13/94 to
  2/28/95                   10.110              .231++         .038               (.222)             (.047)            10.110
 CLASS R
 Six months ended
  8/31/96                   10.640              .291          (.240)              (.291)                --             10.400
 Year ended
  2/29/96                   10.150              .582++         .490               (.582)                --             10.640
 Year ended 2/28,
  1995                      10.720              .579          (.529)              (.573)             (.047)            10.150
  1994                      10.610              .578++         .161               (.580)             (.049)            10.720
  1993                       9.880              .603++         .806               (.596)             (.081)            10.610
 3 months ended
  2/29/92                    9.820              .163           .053               (.156)                --              9.880
 Year ended 11/30,
  1991                       9.380              .629++         .441               (.630)                --              9.820
  1990                       9.560              .631++        (.181)              (.630)                --              9.380
  1989                       9.180              .633++         .380               (.633)                --              9.560
  1988                       8.760              .625++         .420               (.625)                --              9.180
 12/10/86 to
  11/30/87                   9.600              .612++        (.840)              (.612)                --              8.760
-----------------------------------------------------------------------------------------------------------------------------


See notes on page 90.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


------------------------------------------------------------------------------------------------------------------------------------
                                                                     Ratios/Supplemental data
                                ----------------------------------------------------------------------------------------------------
                                                        Ratio of           Ratio of         Ratio of            Ratio of
                                                     expenses to     net investment         expenses      net investment
                 Total return     Net assets             average  income to average   to average net   income to average   Portfolio
                 on net asset  end of period   net assets before  net assets before     assets after    net assets after    turnover
                        value  (in thousands)      reimbursement      reimbursement  reimbursement++     reimbursement++        rate
------------------------------------------------------------------------------------------------------------------------------------
 NY
------------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96            .37%         $ 18,942            .96%*            5.29%*                .96%*           5.29%*              18%
 Year ended
  2/29/96          10.52            15,732           1.02              5.28                  .99             5.31                47
 9/6/94 to
  2/28/95           2.21             3,189           1.56*             5.31*                1.00*            5.87*               29
 CLASS C
 Six months ended
  8/31/96           (.01)              711           1.71*             4.54*                1.71*            4.54*               18
 Year ended
  2/29/96          10.13               646           1.99              4.29                 1.73             4.55                47
 9/13/94 to
  2/28/95           2.80                86           7.97*            (1.06)*               1.75*            5.16*               29
 CLASS R
 Six months ended
  8/31/96            .51           152,269            .71*             5.54*                 .71*            5.54*               18
 Year ended
  2/29/96          10.80           154,776            .76              5.55                  .74             5.57                47
 Year ended 2/28,
  1995               .75           149,454            .74              5.79                  .74             5.79                29
  1994              7.10           146,297            .78              5.30                  .75             5.33                15
  1993             14.79           107,146            .84              5.75                  .75             5.84                12
 3 months ended
  2/29/92           2.21            66,491            .75*             6.27*                 .75*            6.27*               16
 Year ended 11/30,
  1991             11.79            59,351            .79              6.46                  .75             6.50                19
  1990              4.92            44,347            .81              6.59                  .75             6.65                51
  1989             11.34            29,040            .98              6.40                  .75             6.63                85
  1988             12.20            14,975           1.09              6.55                  .75             6.89                71
 12/10/86 to
  11/30/87         (2.44)            8,239           1.38*             5.45*                 .37*            6.46*               20
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

----------------------------------------------------------------------------------------------------------------------------
                                                  Operating performance               Less distributions
                                             -------------------------------    ------------------------------
                                                                         Net
                                                                realized and    Dividends from
                               Net asset            Net      unrealized gain        tax-exempt   Distributions      Net asset
                         value beginning     Investment           (loss)from    net investment            from   value end of
                               of period         imcome        investments**            income   capital gains         period
----------------------------------------------------------------------------------------------------------------------------
 NY INS
----------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96                       $10.610        $  .266           $(.285)           $(.261)          $   --           $10.330
 Year ended
  2/29/96                        10.150           .521             .492             (.524)           (.029)***        10.610
 9/6/94 to
  2/28/95                        10.160           .253++           .037             (.260)           (.040)***        10.150
 CLASS C
 Six months ended
  8/31/96                        10.610           .226            (.284)            (.222)              --            10.330
 Year ended
  2/29/96                        10.120           .442             .524             (.447)           (.029)***        10.610
 9/13/94 to
  2/28/95                        10.030           .207++           .133             (.210)           (.040)***        10.120
 CLASS R
 Six months ended
  8/31/96                        10.610           .273            (.280)            (.273)              --            10.330
 Year ended
  2/29/96                        10.150           .548             .495             (.554)           (.029)***        10.610
 Year ended 2/28,
  1995                           10.630           .555            (.440)            (.555)           (.040)***        10.150
  1994                           10.620           .550             .035             (.543)           (.032)           10.630
  1993                            9.780           .566             .849             (.562)           (.013)           10.620
 Year ended
  2/29/92                         9.320           .590             .467             (.597)              --             9.780
 Year ended 2/28,
  1991                            9.250           .598             .068             (.596)              --             9.320
  1990                            9.060           .596             .190             (.596)              --             9.250
  1989                            9.100           .593++          (.040)            (.593)              --             9.060
 Year ended
  2/29/88                         9.830           .606++          (.730)            (.606)              --             9.100
 12/10/86 to
  2/28/87                         9.600           .130++           .230             (.130)              --             9.830
----------------------------------------------------------------------------------------------------------------------------

See notes on page 90.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


------------------------------------------------------------------------------------------------------------------------------------
                                                                  Ratios/Supplemental data
                             -------------------------------------------------------------------------------------------------------
                                                     Ratios of            Ratio of         Ratio of            Ratio of
                                                   expenses to      net investment      expenses to      net investment
               Total return     Net assets             average   income to average      average net   income to average   Portfolio
               on net asset  end of period   net assets before   net assets before     assets after    net assets after    turnover
                     value+  (in thousands)      reimbursement       reimbursement  reimbursement++     reimbursement++        rate
-----------------------------------------------------------------------------------------------------------------------------------
 NY INS
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96          (.15)%       $ 30,575            .94%*             5.00%*               .94%*            5.00%*           14%
 Year ended
  2/29/96         10.19           24,747            .93               4.97                 .93              4.97             17
 9/6/94 to
  2/28/95          3.01            7,258           1.13*              5.33*               1.05*             5.41*            11
 CLASS C
 Six months ended
  8/31/96          (.53)           2,241           1.69*              4.25*               1.69*             4.25*            14
 Year ended
  2/29/96          9.71            1,369           1.69               4.21                1.69              4.21             17
 9/13/94 to
  2/28/95          3.53              285           2.32*              4.13*               1.80*             4.65*            11
 CLASS R
 Six months ended
  8/31/96          (.03)         326,158            .69*              5.25*                .69*             5.25*            14
 Year ended
  2/29/96         10.51          343,348            .67               5.26                 .67              5.26             17
 Year ended 2/28,
  1995             1.37          345,121            .65               5.57                 .65              5.57             11
  1994             5.57          388,176            .68               5.11                 .68              5.11              5
  1993            14.96          314,877            .73               5.56                 .73              5.56              6
 Year ended
  2/29/92         11.66          167,048            .69               6.08                 .69              6.08              4
 Year ended 2/28,
  1991             7.61           80,484            .73               6.46                 .73              6.46             13
  1990             8.75           40,372            .85               6.35                 .85              6.35             30
  1989             6.37           20,206           1.05               6.50                 .97              6.58             62
 Year ended
  2/29/88          (.85)          14,078           1.12               6.22                 .61              6.73             36
 12/10/86 to
  2/28/87          3.76            5,177           3.19*              1.78*                 --              4.97*            --
-------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

-------------------------------------------------------------------------------------------------------------------------
                                             Operating performance               Less distributions
                                     ---------------------------------------------------------------------
                                                                  Net
                                                         realized and     Dividends from
                        Net asset           Net       unrealized gain         tax-exempt     Distributions      Net asset
                  value beginning    investment           (loss) from     net investment              from   value end of
                        of period        income         investments**             income     capital gains         period
-------------------------------------------------------------------------------------------------------------------------
 OH
-------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96               $10.600        $  .274           $(.264)               $(.270)       $       --           $10.340
 Year ended
  2/29/96                10.200           .538++           .404                 (.542)               --            10.600
 9/6/94 to
  2/28/95                10.160           .266++           .087                 (.272)            (.041)           10.200
 CLASS C
 Six months ended
  8/31/96                10.550           .231            (.263)                (.228)               --            10.290
 Year ended
  2/29/96                10.160           .458++           .395                 (.463)               --            10.550
 9/15/94 to
  2/28/95                10.070           .219++           .133                 (.221)            (.041)           10.160
 CLASS R
 Six months ended
  8/31/96                10.580           .280            (.258)                (.282)               --            10.320
 Year ended
  2/29/96                10.180           .563++           .403                 (.566)               --            10.580
 Year ended 2/28,
  1995                   10.610           .568            (.388)                (.569)            (.041)           10.180
  1994                   10.580           .570++           .087                 (.565)            (.062)           10.610
  1993                    9.870           .595++           .728                 (.589)            (.024)           10.580
 3 months ended
  2/29/92                 9.770           .154             .126                 (.153)            (.027)            9.870
 Year ended 11/30,
  1991                    9.530           .619             .287                 (.624)            (.042)            9.770
  1990                    9.550           .624             .003                 (.624)            (.023)            9.530
  1989                    9.040           .629++           .510                 (.629)               --             9.550
  1988                    8.610           .626++           .430                 (.626)               --             9.040
 12/10/86 to
  11/30/87                9.600           .600++          (.990)                (.600)               --             8.610
-------------------------------------------------------------------------------------------------------------------------

  *  Annualized.
 **  Net of taxes, if applicable (note 1).
*** The amounts shown include distributions in excess of capital gains of $.0024 per share for the year ended 2/29/96 and $.0015 per share for the period ended 2/28/95.

  + Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. The total returns shown for Class A Shares do not include the effect of applicable front-end sales charges. The total returns shown for Class C Shares do not include the effect of applicable contingent deferred sales charges. Class R Shares are not subject to any front-end or contingent deferred sales charges.

 ++ Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Adviser, if applicable (note 6).

+++ Shares in the California and California Insured Funds were first offered for sale on 7/1/86.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


----------------------------------------------------------------------------------------------------------------------------------
                                                                   Ratios/Supplemental data
                                --------------------------------------------------------------------------------------------------
                                                         Ratio of            Ratio of         Ratio of            Ratio of   Port-
                                                      expenses to      net investment         expenses      net investment   folio
                 Total return      Net assets             average   income to average   to average net   income to average   turn-
                 on net asset   end of period   net assets before   net assets before     assets after    net assets after    over
                       value+  (in thousands)       reimbursement       reimbursement  reimbursement++     reimbursement++    rate

----------------------------------------------------------------------------------------------------------------------------------
 OH
----------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96             .12%        $ 16,654              .97%*              5.13%*             .97%*              5.13%*        11%
 Year ended
  2/29/96            9.43           12,904             1.03                5.08               .98                5.13          33
 9/6/94 to
  2/28/95            3.63            4,320             1.27*               5.40*             1.00*               5.67*         28
 CLASS C
 Six months ended
  8/31/96            (.29)           2,448             1.72*               4.38*             1.72*               4.38*         11
 Year ended
  2/29/96            8.55            2,163             1.75                4.36              1.73                4.38          33
 9/15/94 to
  2/28/95            3.63              901             2.09*               4.58*             1.75*               4.92*         28
 CLASS R
 Six months ended
  8/31/96             .23          160,787              .72*               5.39*              .72*               5.39*         11
 Year ended
  2/29/96            9.70          167,092              .76                5.38               .74                5.40          33
 Year ended 2/28,
  1995               1.99          162,231              .73                5.70               .73                5.70          28
  1994               6.30          167,448              .75                5.28               .75                5.28           9
  1993              13.88          133,797              .84                5.77               .75                5.86          13
 3 months ended
  2/29/92            2.87           90,121              .70*               6.16*              .70*               6.16*          3
 Year ended 11/30,
  1991               9.84           81,649              .71                6.37               .71                6.37          16
  1990               6.86           56,887              .74                6.61               .74                6.61          38
  1989              12.97           37,714              .82                6.59               .75                6.66          66
  1988              12.56           20,144              .98                6.71               .75                6.94          55
 12/10/86 to
  11/30/87          (4.10)           9,135             1.33*               5.59*              .39*               6.53*         26
----------------------------------------------------------------------------------------------------------------------------------

                                                           For nearly 100 years,
                                                           Nuveen has earned its
                                                 reputation as a tax-free income
                                                       specialist by focusing on
                                                                 municipal bonds



                             [PHOTO APPEARS HERE]

Your
investment
partners


Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships within these groups based on trust and value is the key to successful investing.

As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.


[LOGO OF NUVEEN]

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286                                    VSA-2-8.96
                                                                [RECYCLE LOGO]

Nuveen Tax-Free                                       [PHOTO APPEARS HERE]
Mutual Funds

Dependable tax-free
income for generations

CALIFORNIA

CALIFORNIA INSURED

MASSACHUSETTS

MASSACHUSETTS INSURED

NEW YORK

NEW YORK INSURED

OHIO







ANNUAL REPORT/FEBRUARY 29, 1996

    CONTENTS

 3  Dear shareholder

 5  Answering your questions

 9  Fund performance

16  Report of independent public accountants

17  Portfolio of investments

58  Statement of net assets

60  Statement of operations

62  Statement of changes in net assets

66  Notes to financial statements

82  Financial highlights

Dear
shareholder


Since the beginning of the recovery in early 1995, we've enjoyed a welcome rebound in the bond markets--a sharp contrast to 1994, which was one of the most volatile periods in bond market history. In fact, 1995 unfolded as one of the best years for bonds in a decade, as the bond market responded to a climate of slowing economic growth and diminished inflationary pressure.

  The changing profile of the bond markets over the past two years reminds us that weathering the ups and downs of the markets is a normal part of the investment process. By maintaining a long-term perspective on your investments, you can minimize the impact of short-term fluctuations and keep the focus on achieving your goals. Municipal bond funds continue to play an integral role in helping investors reach those goals, offering the attractive tax-free income and solid total returns that they seek.

  Over the past year, we have kept our sights focused on successfully meeting your fund's objectives. As of February 29, 1996, the current annual SEC yield on offering price for R shares for the mutual funds covered in this report ranged from 4.21% to 4.99%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn between 6.58% to 7.80% on taxable alternatives. The effect of state taxes further enhances the after-tax yield advantage provided by municipal bonds.


[PHOTO OF RICHARD J. FRANKE APPEARS HERE]

"Over time,
municipal bonds
have proven to
be a valuable
and dependable
component of
successful invest-
ment programs."

  Reflecting the rebound in the bond markets, each of these funds reported gains in portfolio value since February 28, 1995. The 12-month total returns on net asset value for R Shares, reflecting portfolio gains plus reinvested dividend income and capital gains distributions, if any, ranged from 9.70% to 10.80%, which translate to 13.66% to 14.81% on a taxable-equivalent basis. This strong performance rewarded investors who weathered the volatility of 1994, and reminds us again of the importance of municipal bonds to a well-rounded, long-term investment plan.

  As some of you may know, on June 30, 1996, I will be retiring as the Chairman and Chief Executive Officer of John Nuveen & Co. Incorporated and as Chairman of the Board of the Nuveen Funds. As I look back over the 41 years I have spent at Nuveen, I'm proud to have been associated with a firm that holds integrity, honesty, and value as the cornerstones of its business. I'm confident that these traditions will continue to be the hallmarks of Nuveen.

  Over the past few years, I have been working closely with other Nuveen managers to ensure that the company and the funds continue to be guided by strong and talented management following my retirement. Timothy Schwertfeger, who has been with Nuveen since 1977, will succeed me as Chief Executive Officer and Chairman of Nuveen. He currently serves as Executive Vice President of Nuveen and President of the Nuveen Funds. I am very confident in his abilities and the abilities of the entire Nuveen management team.

  The management transition has been well planned, and it will have no effect on portfolio management or the way dividends are set. Our management team is committed to continuing Nuveen's successful tradition of value investing and prudent management, helping our shareholders meet their need for tax-free investment income with a full range of investment choices.

  Our focus will continue to be on building shareholder value, providing research-oriented management, and maintaining our leadership role in the municipal bond market. With this focus, we anticipate many more years of accomplishment for our shareholders and our firm.

 I'd like to take this occasion to thank you for selecting Nuveen mutual fund investments.


Sincerely,


/s/ Richard J. Franke
Richard J. Franke
Chairman of the Board
April 15, 1996

Answering your
questions


Tom Spalding, head of Nuveen's portfolio management team, discusses factors affecting the municipal market and efforts made to provide value for shareholders.

How did the investment climate over the past year affect municipal bonds?

In 1995, the combination of slow economic growth and low inflation created the ideal environment for the bond markets, which responded with a sustained rally. Citing the lack of significant inflation, the Federal Reserve Board moved to cut interest rates in July and December 1995, and again at the end of January 1996. This succession of rate cuts helped to bring down long-term municipal bond yields by almost 130 basis points over the year and to increase net asset values. The rebound of the municipal bond market was not as great as that of the taxable market due to the much-publicized discussion of major tax reform legislation and concern about its potential impact on tax-free investments. Yet, in 1995, most Nuveen mutual funds enjoyed taxable-equivalent total returns of 14% or better.

[PHOTO OF TOM SPALDING APPEARS HERE]

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.

What was Nuveen's approach to investing during this period?

During 1995, we continued to pursue our philosophy of value investing, a disciplined approach designed to deliver above-market performance by emphasizing securities that offer good intrinsic value and that are underpriced or undervalued by the market. This approach has been rewarded over the past year, as we saw many of our portfolio holdings upgraded by the ratings agencies, confirming our Research Department's judgments about credit quality. We also moved to protect current income by investing more of our portfolio in non-callable bonds when possible. These bonds are less likely to be redeemed before maturity so that their yield is assured for the long term in the event of falling interest rates. As is our policy, we continue to invest only in investment-grade quality securities.

Has Nuveen made any major investment changes over the past year?

No. In the search for income and total return, our value investing approach continues to concentrate on individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive relative to other bonds in the market. Because attractive issues may appear any time over the course of the year, we are constantly vigilant for new opportunities, with the goal of ensuring that the funds are always positioned to meet their objectives: as high a level of current tax-free income as is consistent with preservation of capital. This means that our analysts continuously assess investment possibilities across the entire spectrum of geographical and sector opportunities nationwide. Currently, we favor revenue bonds for essential services, such as those issued by water and sewer facilities and utilities, especially public power authorities providing electricity at competitive rates. We have reduced our positions in general obligation bonds issued by counties and cities, which have suffered financial strains as the result of spending cuts at the state and federal levels.

What does Nuveen see as the impact of the flat tax proposals on the municipal market?

Because of the implications for tax-free investments such as municipal bonds and bond funds, we have been closely monitoring the various flat tax proposals currently being debated in Congress. While the presidential primaries spotlighted the debate, it is important to note that none of the proposals currently under discussion has gained a strong consensus. In addition, implementation of any measure that manages to pass both houses is at least two years away. As the election year progresses, focus seems to be shifting from tax reform to other economic matters. However, the high profile discussion--and the attendant concern about the potential impact of tax reform on tax-free investments--did affect the market for municipal bonds in 1995, causing these bonds to underperform their taxable counterparts for the year.

  Given the low likelihood that the tax preference on municipal bonds will be eliminated or dramatically reduced in the near future, Nuveen believes that it is inadvisable to manage our funds toward one specific outcome. Instead, we will continue to follow our value investing philosophy as the optimal way to pursue our investors' objectives. In our view, this approach offers investors greater price stability in the event of volatile markets. Once the tax issue is resolved, we're confident that municipal bonds--because of their high credit quality and attractive yields--will continue to hold a strategic place in the prudent investor's portfolio. We will continue to monitor developments in the tax debate as well as changes in other economic and political conditions while keeping our focus on achieving the objectives of your fund.

What is Nuveen's market outlook for 1996?

Although inflation currently remains low and economic growth remains moderate, we continue to watch these factors for potential changes and impact on the bond market. During this election year, we are also closely monitoring any changes in economic and tax policy that may affect the municipal market. The fundamentals in the long term are sound, with the supply of municipal bonds down from past years, and with a growing number of individual investors seeking to diversify their portfolios and to increase their tax-free income.

NUVEEN CALIFORNIA
TAX-FREE VALUE FUND

California

INDEX COMPARISON

Comparison of change in value of a $10,000 investment in Nuveen California Tax-Free Value Fund R Shares* and Lehman Brothers Municipal Bond Index

[GRAPH APPEARS HERE]

In thousands                             6/86    6/87    6/88    6/89    6/90    6/91    6/92    6/93    6/94    6/95    2/96
                                        ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Tax-Adjusted Lehman Brothers
 Municipal Bond Index (reduced
 by state tax effects)-Total $21,255    10,000  10,838  11,590  12,849  13,663  14,826  16,500  18,393  18,357  19,898  21,255
Lehman Brothers Municipal Bond
 Index-Total $22,127                    10,000  10,862  11,668  12,996  13,881  15,131  16,913  18,935  18,968  20,641  22,127
Nuveen CA Tax-Free Value
 Fund-Total $19,538                      9,525   9,838  10,513  11,998  12,735  13,775  15,317  17,049  16,801  18,155  19,538

Past performance is not predictive of future performance

--------------------------------------------------------------------
ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------
                                1 year   5 years   Since inception+
--------------------------------------------------------------------
R Shares on NAV                  10.54%     7.77%              7.72%
A Shares on NAV                  10.36%       N/A              8.69%
A Shares on offering price**      5.39%       N/A              5.36%
C Shares on NAV                   9.53%       N/A              9.17%
--------------------------------------------------------------------

The fund's current dividend of 4.65 cents per share for Class R Shares translated into a distribution yield of 5.26% as of February 29, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 42% combined state and federal income tax bracket would have to earn 9.07% on a taxable investment to match this tax-free yield.

  The fund's Class R Share SEC yield of 4.99% on February 29, 1996, translated into 8.60% on a taxable-equivalent basis.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 4.64% from a year ago. The average annual total return on NAV for this class was 10.54%, which translated into a taxable-equivalent total return of 14.73%.


* One-year, 5-year and life of fund total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.

** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.

+ Life of class; Class A Shares and Class C Shares were first issued at different times after September 6, 1994.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

NUVEEN CALIFORNIA INSURED
TAX-FREE VALUE FUND

California Insured

INDEX COMPARISON

Comparison of change in value of a $10,000 investment in Nuveen California Insured Tax-Free Value Fund R Shares* and Lehman Brothers Municipal Bond Index

[GRAPH APPEARS HERE]

In thousands                             6/86    6/87    6/88    6/89    6/90    6/91    6/92    6/93    6/94    6/95    2/96
                                        ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Tax-Adjusted Lehman Brothers
 Municipal Bond Index (reduced
 by state tax effects)-Total $21,255    10,000  10,838  11,590  12,849  13,663  14,826  16,500  18,393  18,357  19,898  21,255
Lehman Brothers Municipal Bond
 Index-Total $22,127                    10,000  10,862  11,668  12,996  13,881  15,131  16,913  18,935  18,968  20,641  22,127
Nuveen CA Insured Tax-Free Value
 Fund-Total $19,313                      9,525   9,513  10,220  11,648  12,223  13,252  14,929  16,752  16,501  17,911  19,313

Past performance is not predictive of future performance

--------------------------------------------------------------------
ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------
                                1 year   5 years   Since inception+
--------------------------------------------------------------------
R Shares on NAV                  10.63%     8.20%              7.59%
A Shares on NAV                  10.32%       N/A              9.24%
A Shares on offering price**      5.35%       N/A              5.89%
C Shares on NAV                   9.67%       N/A              8.99%
--------------------------------------------------------------------

The fund's current dividend of 4.60 cents per share for Class R Shares translated into a distribution yield of 5.14% as of February 29, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 42% combined state and federal income tax bracket would have to earn 8.86% on a taxable investment to match this tax-free yield.

  The fund's Class R Share SEC yield of 4.93% on February 29, 1996, translated into 8.50% on a taxable-equivalent basis.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 4.99% from a year ago. The average annual total return on NAV for this class was 10.63%, which translated into a taxable-equivalent total return of 14.64%.


* One-year, 5-year and life of fund total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.

** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.

+ Life of class; Class A Shares and Class C Shares were first issued at different times after September 6, 1994.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

NUVEEN MASSACHUSETTS
TAX-FREE VALUE FUND

Massachusetts

INDEX COMPARISON

Comparison of change in value of a $10,000 investment in Nuveen Massachusetts Tax-Free Value Fund R Shares* and Lehman Brothers Municipal Bond Index

[GRAPH APPEARS HERE]

In thousands                            11/86   11/87   11/88   11/89   11/90   11/91   11/92   11/93   11/94    2/96
                                        ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Tax-Adjusted Lehman Brothers
 Municipal Bond Index (reduced
 by state tax effects)-Total $19,316    10,000   9,973  10,980  12,127  12,997  14,247  15,587  17,219  16,236  19,316
Lehman Brothers Municipal Bond
 Index-Total $20,239                    10,000   9,977  11,036  12,251  13,194  14,549  16,008  17,781  16,847  20,239
Nuveen MA Tax-Free Value
 Fund-Total $17,466                      9,525   8,745   9,756  10,793  11,355  12,626  13,969  15,603  14,627  17,466

Past performance is not predictive of future performance

--------------------------------------------------------------------
ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------
                                1 year   5 years   Since inception+
--------------------------------------------------------------------
R Shares on NAV                   9.80%     8.32%              6.82%
A Shares on NAV                   9.62%       N/A              8.57%
A Shares on offering price**      4.69%       N/A              5.25%
C Shares on NAV                   8.87%       N/A              9.91%
--------------------------------------------------------------------

The fund's current dividend of 4.50 cents per share for Class R Shares translated into a distribution yield of 5.45% as of February 29, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 43.5% combined state and federal income tax bracket would have to earn 9.65% on a taxable investment to match this tax-free yield.

  The fund's Class R Share SEC yield of 4.61% on February 29, 1996, translated into 8.16% on a taxable-equivalent basis.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 3.88% from a year ago. The average annual total return on NAV for this class was 9.80%, which translated into a taxable-equivalent total return of 14.31%.


* One-year, 5-year and life of fund total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.

** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.

+ Life of class; Class A Shares and Class C Shares were first issued at different times after September 6, 1994.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

NUVEEN MASSACHUSETTS INSURED
TAX-FREE VALUE FUND

Massachusetts Insured

INDEX COMPARISON

Comparison of change in value of a $10,000 investment in Nuveen Massachusetts Insured Tax-Free Value Fund R Shares* and Lehman Brothers Municipal Bond Index

[GRAPH APPEARS HERE]

In thousands                            11/86   11/87   11/88   11/89   11/90   11/91   11/92   11/93   11/94    2/96
                                        ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Tax-Adjusted Lehman Brothers
 Municipal Bond Index (reduced
 by state tax effects)-Total $19,316    10,000   9,973  10,980  12,127  12,997  14,247  15,587  17,219  16,236  19,316
Lehman Brothers Municipal Bond
 Index-Total $20,239                    10,000   9,977  11,036  12,251  13,194  14,549  16,008  17,781  16,847  20,239
Nuveen MA Insured Tax-Free Value
 Fund-Total $17,911                      9,525   8,940  10,086  11,109  11,793  12,976  14,284  15,940  14,959  17,911

Past performance is not predictive of future performance

--------------------------------------------------------------------
ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------
                                1 year   5 years   Since inception+
--------------------------------------------------------------------
R Shares on NAV                   9.99%     8.08%              7.11%
A Shares on NAV                   9.59%       N/A              8.51%
A Shares on offering price**      4.65%       N/A              5.19%
C Shares on NAV                   8.80%       N/A              8.49%
--------------------------------------------------------------------

The fund's current dividend of 4.50 cents per share for Class R Shares translated into a distribution yield of 5.14% as of February 29, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 43.5% combined state and federal income tax bracket would have to earn 9.10% on a taxable investment to match this tax-free yield.

  The fund's Class R Share SEC yield of 4.21% on February 29, 1996, translated into 7.45% on a taxable-equivalent basis.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 4.37% from a year ago. The average annual total return on NAV for this class was 9.99%, which translated into a taxable-equivalent total return of 14.24%.


* One-year, 5-year and life of fund total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.

** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.

+ Life of class; Class A Shares and Class C Shares were first issued at different times after September 6, 1994.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

NUVEEN NEW YORK
TAX-FREE VALUE FUND

New York

INDEX COMPARISON

Comparison of change in value of a $10,000 investment in Nuveen New York Tax-Free Value Fund R Shares* and Lehman Brothers Municipal Bond Index

[GRAPH APPEARS HERE]

In thousands                            11/86   11/87   11/88   11/89   11/90   11/91   11/92   11/93   11/94    2/96
                                        ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Tax-Adjusted Lehman Brothers
 Municipal Bond Index (reduced
 by state tax effects)-Total $19,581    10,000   9,972  10,985  12,143  13,027  14,309  15,687  17,362  16,400  19,581
Lehman Brothers Municipal Bond
 Index-Total $20,239                    10,000   9,977  11,036  12,251  13,194  14,549  16,008  17,781  16,847  20,239
Nuveen NY Tax-Free Value
 Fund-Total $19,096                      9,525   9,293  10,427  11,609  12,181  13,617  15,070  16,944  15,747  19,096

Past performance is not predictive of future performance

--------------------------------------------------------------------
ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------
                                1 year   5 years   Since inception+
--------------------------------------------------------------------
R Shares on NAV                  10.80%     8.97%              7.86%
A Shares on NAV                  10.52%       N/A              8.58%
A Shares on offering price**      5.55%       N/A              5.25%
C Shares on NAV                  10.13%       N/A              8.86%
--------------------------------------------------------------------

The fund's current dividend of 4.85 cents per share for Class R Shares translated into a distribution yield of 5.47% as of February 29, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 40.5% combined state and federal income tax bracket would have to earn 9.19% on a taxable investment to match this tax-free yield.

  The fund's Class R Share SEC yield of 4.75% on February 29, 1996, translated into 7.98% on a taxable-equivalent basis.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 4.83% from a year ago. The average annual total return on NAV for this class was 10.80%, which translated into a taxable-equivalent total return of 14.81%.


* One-year, 5-year and life of fund total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.

** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.

+ Life of class; Class A Shares and Class C Shares were first issued at different times after September 6, 1994.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

NUVEEN NEW YORK INSURED
TAX-FREE VALUE FUND

New York Insured

INDEX COMPARISON

Comparison of change in value of a $10,000 investment in Nuveen New York Insured Tax-Free Value Fund R Shares* and Lehman Brothers Municipal Bond Index

[GRAPH APPEARS HERE]

In thousands                            11/86   11/87   11/88   11/89   11/90   11/91   11/92   11/93   11/94    2/96
                                        ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Tax-Adjusted Lehman Brothers
 Municipal Bond Index (reduced
 by state tax effects)-Total $19,581    10,000   9,972  10,985  12,143  13,028  14,311  15,689  17,367  16,405  19,590
Lehman Brothers Municipal Bond
 Index-Total $20,239                    10,000   9,977  11,036  12,251  13,194  14,549  16,008  17,781  16,847  20,239
Nuveen NY Insured Tax-Free Value
 Fund-Total $18,516                      9,525   9,025  10,152  11,263  11,888  13,254  14,634  16,468  15,284  18,516

Past performance is not predictive of future performance

--------------------------------------------------------------------
ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------
                                1 year   5 years   Since inception+
--------------------------------------------------------------------
R Shares                         10.51%     8.70%              7.50%
A Shares                         10.19%       N/A              8.93%
A Shares on offering price**      5.23%       N/A              5.59%
C Shares                          9.71%       N/A              9.10%
--------------------------------------------------------------------

The fund's current dividend of 4.60 cents per share for Class R Shares translated into a distribution yield of 5.20% as of February 29, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 40.5% combined state and federal income tax bracket would have to earn 8.74% on a taxable investment to match this tax-free yield.

  The fund's Class R Share SEC yield of 4.39% on February 29, 1996, translated into 7.38% on a taxable-equivalent basis.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 4.53% from a year ago. The average annual total return on NAV for this class was 10.51%, which translated into a taxable-equivalent total return of 14.32%.


* One-year, 5-year and life of fund total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.

** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.

+ Life of class; Class A Shares and Class C Shares were first issued on or after September 6, 1994.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

NUVEEN OHIO
TAX-FREE VALUE FUND

Ohio

INDEX COMPARISON

Comparison of change in value of a $10,000 investment in Nuveen Ohio Tax-Free Value Fund R Shares* and Lehman Brothers Municipal Bond Index

[GRAPH APPEARS HERE]

In thousands                            11/86   11/87   11/88   11/89   11/90   11/91   11/92   11/93   11/94    2/96
                                        ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Tax-Adjusted Lehman Brothers
 Municipal Bond Index (reduced
 by state tax effects)-Total $19,751    10,000   9,974  11,002  12,176  13,076  14,376  15,774  17,475  16,518  19,751
Lehman Brothers Municipal Bond
 Index-Total $20,239                    10,000   9,977  11,036  12,251  13,194  14,549  16,008  17,781  16,847  20,239
Nuveen OH Tax-Free Value
 Fund-Total $18,992                      9,525   9,135  10,281  11,615  12,411  13,632  15,035  16,923  15,861  18,992

Past performance is not predictive of future performance

-------------------------------------------------------------------
ANNUALIZED TOTAL RETURN
-------------------------------------------------------------------
                                1 year   5 years   Since inception+
-------------------------------------------------------------------
R Shares on NAV                   9.70%     8.34%            7.80%
A Shares on NAV                   9.44%       N/A            8.86%
A Shares on offering price**      4.51%       N/A            5.53%
C Shares on NAV                   8.55%       N/A            8.41%
-------------------------------------------------------------------

The fund's current dividend of 4.70 cents per share for Class R Shares translated into a distribution yield of 5.33% as of February 29, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 41% combined state and federal income tax bracket would have to earn 9.03% on a taxable investment to match this tax-free yield.

  The fund's Class R Share SEC yield of 4.51% on February 29, 1996, translated into 7.64% on a taxable-equivalent basis.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 3.93% from a year ago. The average annual total return on NAV for this class was 9.70%, which translated into a taxable-equivalent total return of 13.66%.


* One-year, 5-year and life of fund total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.

** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.

+ Life of class; Class A Shares and Class C Shares were first issued at different times after September 6, 1994.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

REPORT OF INDEPENDENT
PUBLIC ACCOUNTANTS


To the Board of Directors and Shareholders of Nuveen California Tax-Free Fund, Inc.
Nuveen Tax-Free Bond Fund, Inc.
Nuveen Insured Tax-Free Bond Fund, Inc.

We have audited the accompanying statements of net assets of NUVEEN CALIFORNIA TAX-FREE FUND, INC. (comprising the Nuveen California and California Insured Tax-Free Value Funds) (a Maryland corporation), NUVEEN TAX-FREE BOND FUND, INC. (comprising the Nuveen Massachusetts, New York and Ohio Tax-Free Value Funds) and NUVEEN INSURED TAX-FREE BOND FUND, INC. (comprising the Nuveen Massachusetts and New York Insured Tax-Free Value Funds) (both Minnesota corporations), including the portfolios of investments, as of February 29, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 1996, by correspondence with the custodian and brokers. As to securities purchased but not received, we requested confirmation from brokers and, when replies were not received, we carried out other alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of each of the respective funds constituting the Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Bond Fund, Inc. and Nuveen Insured Tax-Free Bond Fund, Inc., as of February 29, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon in conformity with generally accepted accounting principles.


                                   ARTHUR ANDERSEN LLP

Chicago, Illinois
April 8, 1996

PORTFOLIO OF INVESTMENTS                                                         NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996
NUVEEN CALIFORNIA TAX-FREE VALUE FUND
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$    3,150,000   California Educational Facilities Authority
                  (University of Southern California),
                  7.200%, 10/01/15                                        10/97 at 102               Aa      $    3,350,340
                 California Health Facilities Financing Authority
                  (Small Facilities Pooled Loan Program):
     3,000,000     7.400%, 4/01/14                                         4/05 at 102                A           3,408,600
     3,635,000     7.500%, 4/01/22                                         4/05 at 102                A           4,155,641
     1,700,000    California Health Facilities Authority (Sutter Health
                   System), 7.00%, 1/01/09                                 1/99 at 102               A1           1,829,846
     2,000,000    California Health Facilities Financing Authority
                   (Health Dimensions, Inc.), 7.500%, 5/01/15
                   (Pre-refunded to 5/01/00)                               5/00 at 102               Ba           2,291,120
     2,000,000   California Health Facilities Financing Authority
                  (Sisters of Providence), 7.500%, 10/01/10               10/00 at 102              AA-           2,308,540
     3,380,000   California Health Facilities Financing Authority
                  (Kaiser Permanente), 7.000%, 12/01/10                   12/00 at 102              Aa3           3,764,036
     2,425,000    California Housing Finance Agency, Home
                   Mortgage, 8.100%, 8/01/16                               8/96 at 102               Aa           2,504,104
     4,000,000    California Housing Finance Agency,
                   5.900%, 8/01/17                                         2/06 at 102              Aaa           4,023,600
                 California Public Works Board (California State
                  University Project),
     8,470,000    6.700% 10/01/17                                         10/02 at 102                A           9,278,970
     5,000,000    5.500%, 12/01/18                                        12/03 at 102                A           4,790,000
     1,060,000   California State Public Works Board, High
                  Technology Facilities Lease (The Regents of
                  the University of California-San Diego Facility),
                  7.375%, 4/01/06                                         No Opt. Call               A1           1,143,062
     2,250,000   California State Public Works Board (Department of
                  Corrections-State Prisons-Susanville),
                  5.375%, 6/01/18                                          6/02 at 102               A1           2,140,538
     2,500,000   California Statewide Communities Development
                  Corporation (Solheim Lutheran Home),
                  Certificates of Participation, 6.500%, 11/01/17         11/04 at 102                A           2,598,200
     3,000,000   California Statewide Communities Development
                  Authority (St. Joseph Health System),
                  Certificates of Participation, 6.500%, 7/01/15           7/04 at 102               Aa           3,237,570
     1,500,000   ABAG Finance Authority for Nonprofit
                  Corporations (Channing House), Certificates of
                  Participation, 7.125%, 1/01/21                           1/01 at 102                A           1,626,915
     2,035,000   Bella Vista Water District, Certificates of
                  Participation, 7.375%, 10/01/17                         10/01 at 102              Baa           2,168,801
     7,000,000   Brea Redevelopment Agency, Tax Allocation,
                  5.500%, 8/01/17                                          8/03 at 102              Aaa           6,865,880
---------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

NUVEEN CALIFORNIA TAX-FREE VALUE FUND--CONTINUED
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
                 Carson Redevelopment Agency Tax Allocation:
$    1,000,000    6.000%, 10/01/13                                        10/03 at 102              Baa      $      999,400
     2,000,000    6.000%, 10/01/16                                        10/03 at 102             Baa1           1,961,680
     2,000,000   Chico Redevelopment Agency, Certificates of
                  Participation (Sierra Sunrise Lodge),
                  6.750%, 2/01/21                                          2/01 at 102                A           2,098,240
     6,500,000   Contra Costa County, FHA Insured Mortgage (Cedar
                  Pointe Apartments), 6.150%, 9/01/25                      9/03 at 103              AAA           6,600,425
     2,000,000   Desert Hospital District, Certificates of Participation,
                  8.100%, 7/01/20 (Pre-refunded to 7/01/00)                7/00 at 102              AAA           2,347,540
     3,200,000   Desert Sands Unified School District Certificates of
                  Participation, 5.750%, 3/01/20                           3/05 at 102              Aaa           3,232,480
                 East Bay Municipal Utility District, Water System:
     1,950,000    7.500%, 6/01/18 (Pre-refunded to 6/01/00)                6/00 at 102              Aaa           2,238,308
     4,000,000    6.375%, 6/01/21 (Pre-refunded to 12/01/01)              12/01 at 102              Aaa           4,501,200
     2,500,000   Fontana Public Financing Authority, Tax Allocation
                  (North Fontana Redevelopment Project),
                  7.250%, 9/01/20                                          9/00 at 102                A           2,694,600
     3,000,000   Fresno Health Facilities, Refunding Bonds (Holy
                  Cross Health Systems Corporation),
                  5.625%, 12/01/15                                        12/03 at 102              Aaa           2,978,490
     2,475,000   Loma Linda University Medical Center,
                  6.000%, 12/01/06                                        12/03 at 102              BBB           2,553,086
     5,000,000   Los Angeles Community Redevelopment Agency,
                  Multi-Family Housing (Angelus Plaza),
                  7.400%, 6/15/10                                          6/05 at 105              AAA           5,586,850
     3,505,000   Los Angeles Harbor, 7.600%, 10/01/18                     10/98 at 102              AAA           3,930,157
       255,000   Los Angeles Home Mortgage (GNMA),
                  8.100%, 5/01/17                                         No Opt. Call              Aaa             273,472
     2,400,000   Los Angeles State Building Authority,
                  7.500%, 3/01/11 (Pre-refunded to 3/01/98)                3/98 at 102              AAA           2,621,184
     4,595,000   Los Angeles County Public Works Finance Authority
                  (Los Angeles County Regional Park and Open
                  Space), 6.125%, 10/01/10                                10/04 at 102               Aa           4,895,099
       195,000   Los Angeles County, Single Family Mortgage,
                  (GNMA), 8.000%, 3/01/17                                 No Opt. Call              Aaa             208,001
     2,000,000   Los Angeles County Transportation Commission,
                  Sales Tax, 7.400%, 7/01/15                               7/99 at 102              AA-           2,221,160
                 Los Angeles County Transportation Commission:
     2,300,000    6.250%, 7/01/13                                          7/02 at 102              Aaa           2,449,523
     4,445,000    6.000%, 7/01/23                                          7/02 at 102              Aaa           4,614,221
     1,260,000   Marysville Community Development Agency,
                  Tax Allocation, 7.250%, 3/01/21                          3/02 at 102              Baa           1,352,484
---------------------------------------------------------------------------------------------------------------------------

                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$      740,000   Menlo Park Community Development Agency,
                  FHA Insured, Multi-Family Housing,
                  8.250%, 12/01/28                                         6/97 at 103               Aa      $      784,444
       875,000   Monterey Hospital Revenue, 7.375%, 7/01/14                7/96 at 102               A+             901,556
     2,165,000   Napa County, Certificates of Participation,
                  5.250%, 5/15/13                                          5/03 at 102               A1           2,059,998
     1,500,000   North City West School Facilities Authority,
                  Community Facilities District No. 1,
                  7.850%, 9/01/19 (Pre-refunded to 9/01/99)                9/99 at 102              N/R           1,715,385
     2,950,000   Northern California Power Agency,
                  7.150%, 7/01/24                                          7/98 at 102                A           3,182,726
                 Northridge Water District, Certificates of
                  Participation:
     1,780,000    5.250%, 2/01/14                                          2/06 at 102              Aaa           1,709,031
     1,105,000    5.250%, 2/01/18                                          2/06 at 102              Aaa           1,051,783
     2,120,000   Ontario Assessment District No. 100C,
                  Limited Obligation, 8.000%, 9/02/11                      3/96 at 103              N/R           2,197,783
     3,270,000   Palmdale Elementary School District,
                  5.400%, 8/01/25                                          8/05 at 102              Aaa           3,182,953
     2,920,000   Rancho Mirage Redevelopment Agency, Tax
                  Allocation, 5.500%, 4/01/29                              4/04 at 102                A           2,658,514
     1,450,000   Redding Joint Powers Financing Authority,
                  6.250%, 6/01/23                                          6/03 at 102                A           1,439,502
                 Riverside Multi-Family Housing:
     3,285,000    6.500%, 1/01/18                                          7/02 at 100              AAA           3,377,177
     4,005,000    6.500%, 1/01/18                                          7/02 at 100              AAA           4,117,380
                 Sacramento Area Flood Control Agency, Capital
                  Assessment District 2:
     3,000,000   5.375%, 10/01/15                                         10/05 at 102              Aaa           2,948,160
     3,000,000   5.375%, 10/01/25                                         10/05 at 102              Aaa           2,904,930
       205,000   Sacramento Municipal Utility District,
                  Subordinated Electric Revenue,
                  8.000%, 11/15/10                                        No Opt. Call             Baa1             205,642
     4,000,000   Sacramento Municipal Utility District,
                  7.875%, 8/15/16 (Pre-refunded to 8/15/98)                8/98 at 102              Aaa           4,461,400
     2,315,000   Salinas Tax Allocation, 7.400%, 9/02/09                   3/96 at 103              N/R           2,407,762
     2,080,000   Salinas, (Villa Sierra-GNMA), 6.500%, 7/20/17             7/04 at 102              AAA           2,162,659
     4,000,000   San Bernadino, Certificates of Participation,
                  5.500%, 8/01/15                                          8/05 at 102              Aaa           3,931,920
    10,240,000   San Francisco Airports Commission,
                  6.100%, 5/01/25                                          5/04 at 101              Aaa          10,710,733
     5,000,000   San Francisco City and County Redevelopment
                  Financing Authority, Tax Allocation,
                  5.125%, 8/01/18                                          8/03 at 103                A           4,535,700
---------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

NUVEEN CALIFORNIA TAX-FREE VALUE FUND--CONTINUED
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$    3,070,000   San Leandro, Certificates of Participation,
                  5.900%, 6/01/13                                          6/03 at 102                A      $    3,083,784
     1,000,000   San Mateo County Board of Education,
                  Certificates of Participation, 7.100%, 5/01/21           5/99 at 102               A+           1,063,180
                 Santa Barbara, Certificates of Participation
                  (Fact Retirement Services):
     1,750,000    5.850%, 8/01/15                                          8/06 at 102                A           1,738,870
     2,975,000    5.750%, 8/01/20                                          8/06 at 102                A           2,911,841
     3,000,000   Santa Cruz Housing Authority, Multi-Family
                  Housing, FNMA, 7.750%, 7/01/23                           7/00 at 102              AAA           3,225,660
     2,000,000   Sonoma County Office of Education, Certificates
                  of Participation, 7.375%, 7/01/20
                  (Pre-refunded to 7/01/00)                                7/00 at 102               A+           2,283,580
                 Southern California Public Power Authority:
     4,760,000    7.000%, 7/01/22                                      7/96 at 102 1/2               Aa           4,924,172
       740,000    5.500%, 7/01/23                                          7/96 at 100               Aa             719,058
     2,825,000   Stockton Hospitals (St. Joseph Hospital),
                  6.700%, 6/01/15                                         12/98 at 100                A           2,912,745
     3,000,000   Thousand Oaks Redevelopment Agency,Tax
                  Allocation, 5.375%, 12/01/25                            12/05 at 102              Aaa           2,904,600
     1,100,000   Tulare County, Certificates of Participation,
                  6.875%, 11/15/12                                        11/02 at 102             Baa1           1,157,519
                 University of California (UCLA Center Chiller/
                  Cogeneration), Certificates of Participation:
     3,500,000    5.600%, 11/01/20                                        11/03 at 102               Aa           3,379,530
     4,335,000    6.000%, 11/01/21                                        11/03 at 102               Aa           4,431,886
     3,335,000   University of California Research Facilities,
                  5.800%, 9/01/23                                          9/01 at 102               A-           3,296,580
     4,000,000   Walnut Creek (John Muir Medical Center),
                  Certificates of Participation, 5.000%, 2/15/16           2/04 at 102              Aaa           3,715,920
---------------------------------------------------------------------------------------------------------------------------
$  218,080,000   Total Investments - (Cost $214,125,831) - 98.5%                                                226,239,426
==============-------------------------------------------------------------------------------------------------------------
                 TEMPORARY INVESTMENTS IN SHORT-TERM
                 MUNICIPAL SECURITIES - 0.2%
$      400,000   California Pollution Control Finance Authority
==============    (Shell Oil Company), Variable Rate Demand
                  Bonds, 3.150%, 11/01/00+                                                       VMIG-1             400,000
---------------------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 1.3%                                                             3,143,863
---------------------------------------------------------------------------------------------------------------------------
                 Net Assets - 100%                                                                           $  229,783,289
===========================================================================================================================

                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

---------------------------------------------------------------------------------------------------------------------------
                                                                          NUMBER              MARKET                 MARKET
                 STANDARD & POOR'S                        MOODY'S      OF ISSUES               VALUE                PERCENT
---------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                     AAA                            Aaa             29        $102,875,637                    45%
RATINGS**            AA+, AA, AA--              Aa1, Aa, Aa2, Aa3             12          36,519,939                    16
PORTFOLIO OF                    A+                             A1              7          11,421,760                     5
INVESTMENTS                 A, A--                      A, A2, A3             17          56,411,428                    25
(EXCLUDING        BBB+, BBB, BBB--          Baa1, Baa, Baa2, Baa3              7          10,398,612                     5
TEMPORARY            BB+, BB, BB--              Ba1, Ba, Ba2, Ba3              1           2,291,120                     1
INVESTMENTS):            Non-rated                      Non-rated              3           6,320,930                     3
---------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                         76        $226,239,426                   100%
===========================================================================================================================

* Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS

NUVEEN CALIFORNIA INSURED TAX-FREE VALUE FUND
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$    1,000,000   California Education Facilities Authority
                  (Pepperdine University), 7,200%, 11/01/15
                  (Pre-refunded to 11/01/00)                              11/00 at 102              Aaa      $    1,143,840
     6,000,000   California Health Facilities Authority (Kaiser
                  Permanente), 5.450%, 10/01/13                           10/01 at 101              Aa3           5,798,880
     6,340,000   California Housing Finance Agency,
                  6.850%, 8/01/23                                          2/02 at 102              Aaa           6,663,213
       240,000   California Public Capital Improvement Finance
                  Authority (Pooled Projects), 8.100%, 3/01/18             3/98 at 102              Aaa             258,067
     5,000,000   California Public Works Board, Department of
                  Corrections--State Prisons, 7.000%, 9/01/09
                  (Pre-refunded to 9/01/00)                                9/00 at 102              Aaa           5,672,050
     8,500,000   California Statewide Community Development
                  Authority (Sutter Health), 6.125%, 8/15/22               8/02 at 102              Aaa           8,899,245
     9,000,000   California Statewide Communities Development
                  Authority (Sutter Health), Certificates of
                  Participation, 5.500%, 8/15/13                           8/03 at 102              Aaa           8,979,750
     1,225,000   Barstow Redevelopment Agency, Tax Allocation,
                  7.000%, 9/01/14                                         No Opt. Call              Aaa           1,463,005
     7,005,000   Big Bear Lake Financing Authority,
                  6.300%, 8/01/25                                          8/05 at 102              Aaa           7,488,415
     7,000,000   Big Bear Lake Water System, 6.375%, 4/01/22               4/02 at 102              Aaa           7,468,090
     3,525,000   Brea Public Financing Authority, Tax Allocation,
                  7.000%, 8/01/15 (Pre-refunded to 8/01/01)                8/01 at 102              Aaa           4,053,433
     2,000,000   Burbank Wastewater System, 5.500%, 6/01/25                6/05 at 102              Aaa           1,961,320
     3,000,000   Calaveras County Water District, Certificates of
                  Participation, 6.900%, 5/01/16 (Pre-refunded to
                  5/01/01)                                                 5/01 at 102              Aaa           3,419,730
     2,000,000   Castaic Lake Water Agency, Certificates of
                  Participation, 7.125%, 8/01/16 (Pre-refunded
                  to 8/01/00)                                              8/00 at 102              Aaa           2,274,900
     7,000,000   Chino Unified School District, Certificates of
                  Participation, 6.125%, 9/01/26                           9/05 at 102              Aaa           7,366,310
       850,000   Concord Redevelopment Agency, Tax Allocation
                  (Central Concord Project), 7.875%, 7/01/07               7/98 at 102              Aaa             931,549
       500,000   Cotati-Rohnert Park Unified School District,
                  9.000%, 8/01/06                                          8/99 at 102              Aaa             579,100
     4,050,000   Cucamonga County Water District, Certificates of
                  Participation, 5.450%, 9/01/23                           3/04 at 102              Aaa           3,918,375
     2,000,000   East Bay Municipal Utility District, Water System,
                  7.500%, 6/01/18 (Pre-refunded to 6/01/00)                6/00 at 102              Aaa           2,295,700
     2,000,000   Eastern Municipal Water District, Water and
                  Sewer, Certificates of Participation,
                  6.500%, 7/01/20 (Pre-refunded to 7/01/01)                7/01 at 102              Aaa           2,248,840
---------------------------------------------------------------------------------------------------------------------------

                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$    3,865,000   Fallbrook Sanitary District, Certificates
                  of Participation, 6.600%, 2/01/13                        2/01 at 100              Aaa      $    4,158,701
     2,500,000   Fontana Public Financing Authority, Tax
                  Allocation (North Fontana Redevelopment
                  Project), 7.000%, 9/01/10                                9/00 at 102              Aaa           2,781,850
     3,000,000   Gilroy Unified School District, Certificates of
                  Participation, 6.250%, 9/01/12                           9/04 at 102              Aaa           3,208,620
     7,000,000   Glendale Memorial Hospital and Health Center,
                  5.600%, 11/15/25                                        11/05 at 102              AAA           6,778,030
     1,000,000   LaQuinta Redevelopment Agency, Tax
                  Allocation, 7.300%, 9/01/12                             No Opt. Call              Aaa           1,235,200
     5,000,000   Lancaster Redevelopment Agency, Tax
                  Allocation, 5.800%, 8/01/23                              8/03 at 102              Aaa           5,070,350
     5,000,000  Los Angeles Community Redevelopment Agency,
                 Multi-Family Housing (Angelus Plaza),
                  7.400%, 6/15/10                                          6/05 at 105              AAA           5,586,850
     2,000,000   Los Angeles Convention and Exhibition Center,
                  Certificates of Participation, 7.000%, 8/15/21
                  (Pre-refunded to 8/15/00)                                8/00 at 102              Aaa           2,266,720
                 Los Angeles Department of Water and Power:
     5,000,000    5.400%, 11/15/31                                        11/03 at 102               Aa           4,739,000
     6,000,000    5.400%, 11/15/31                                        11/03 at 102              Aaa           5,739,300
       260,000   Los Angeles Home Mortgage (GNMA),
                  8.100%, 5/01/17                                         No Opt. Call              Aaa             278,834
                 Los Angeles Wastewater System:
       800,000    5.700% 6/01/20                                           6/03 at 102              Aaa             800,208
     5,000,000    5.700% 6/01/23                                           6/03 at 102              Aaa           5,019,100
     5,000,000   Los Angeles County Transportation Commission,
                  6.250%, 7/01/13                                          7/02 at 102              Aaa           5,325,050
                 Modesto Irrigation District Financing Authority,
                  Domestic Water Project:
     4,500,000    6.125%, 9/01/19                                          9/02 at 102              Aaa           4,721,715
     5,750,000    5.500%, 9/01/22                                          9/02 at 100              Aaa           5,636,035
     2,500,000   Mt. Diablo Hospital District, 8.000%, 12/01/11
                  (Pre-refunded to 12/01/00)                              12/00 at 102              Aaa           2,957,175
     2,000,000   Mt. Diablo Unified School District, Special Tax,
                  7.050%, 8/01/20                                          8/00 at 102              Aaa           2,227,960
                 Napa FHA-Insured (Creekside Apartments):
     2,555,000    6.625%, 7/01/24                                          7/02 at 102              Aaa           2,661,722
     2,000,000    6.625%, 7/01/25                                          7/04 at 101              Aaa           2,091,080
     7,040,000   Norwalk Community Facilities Financing
                  Authority, Tax Allocation, 6.050%, 9/01/25               9/05 at 102              Aaa           7,395,379
     2,500,000   Oakland Pension Financing, 7.600%, 8/01/21                8/98 at 102              Aaa           2,730,725
---------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

NUVEEN CALIFORNIA INSURED TAX-FREE VALUE FUND--CONTINUED
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$    1,250,000   Palm Desert Redevelopment Agency,
                  Tax Allocation, 7.400%, 5/01/09                          5/97 at 101              Aaa      $    1,306,575
     2,000,000   Pittsburgh Redevelopment Agency
                  (Los Medanos Community Project),
                  Tax Allocation, 7.150%, 8/01/21                          8/01 at 103              Aaa           2,330,180
     1,500,000   Port of Oakland, 7.250%, 11/01/16                         5/97 at 102              Aaa           1,580,160
     1,270,000   Rancho Cucamonga Redevelopment Agency,
                  Tax Allocation, 7.125%, 9/01/19
                  (Pre-refunded to 9/01/99)                                9/99 at 102              Aaa           1,422,502
                 Riverside County Desert Justice Facility
                  Corporation, Certificates of Participation:
     3,600,000    6.000%, 12/01/17                                        12/04 at 101              Aaa           3,738,276
     2,500,000    6.250%, 12/01/21                                        12/04 at 101              Aaa           2,638,875
     3,000,000   Sacramento Municipal Utility District, Electric
                  System, 6.500%, 9/01/21
                  (Pre-refunded to 9/01/01)                                9/01 at 102              Aaa           3,382,170
     4,240,000   Saddleback Unified School District Public
                  Financing Authority, 5.650%, 9/01/17                     9/05 at 102              Aaa           4,221,683
     6,030,000   San Bernardino Certificates of Participation,
                  5.500%, 8/01/15                                          8/05 at 102              Aaa           5,927,369
     2,500,000   San Bernardino County Transportation
                  Authority, Sales Tax, 6.000%, 3/01/10                    3/02 at 102              Aaa           2,623,775
     2,000,000   San Diego Regional Building Authority
                  (San Miguel Fire Protection District),
                  7.250%, 1/01/20 (Pre-refunded to 1/01/00)                1/00 at 102              Aaa           2,258,800
                 San Francisco City and County Redevelopment
                  Agency (George R. Moscone Convention Center):
     2,250,000    6.800%, 7/01/19                                          7/04 at 102              Aaa           2,532,443
     1,000,000    6.750%, 7/01/24                                          7/04 at 102              Aaa           1,122,180
     2,250,000   San Jose Redevelopment Agency, Tax Allocation,
                  4.750%, 8/01/24                                          2/04 at 102              Aaa           1,989,630
     2,000,000   San Marcos Public Facilities Authority, Tax
                  Allocation, 5.500%, 8/01/23                              8/03 at 102              Aaa           1,962,420
     4,750,000   Southern California Public Power Authority,
                  5.000%, 7/01/22                                          7/03 at 100              Aaa           4,350,383
     2,000,000   Southern California Rapid Transit Finance
                  Authority, Certificates of Participation,
                  7.500%, 7/01/05                                      1/01 at 102 1/2              Aaa           2,275,880
     3,040,000   Sulphur Springs Union School District,
                  0.000%, 9/01/15                                         No Opt. Call              Aaa           1,021,501
       125,000   Thousand Oaks Redevelopment Agency,
                  Single Family Mortgage, 7.900%, 1/01/16                  1/97 at 102              Aaa             129,780
     5,250,000   Tracy Area Public Facilities Financing Agency,
                  5.500%, 10/01/21 (WI)                                   10/06 at 102              Aaa           5,078,378
---------------------------------------------------------------------------------------------------------------------------
$  211,060,000   Total Investments - (Cost $203,867,092) - 97.4%                                                218,186,376
==============-------------------------------------------------------------------------------------------------------------

                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
                 TEMPORARY INVESTMENTS IN SHORT-TERM
                 MUNICIPAL SECURITIES - 3.5%
$    1,000,000   California Health Facilities Financing Authority
                  (St. Joseph Health System), Series A,
                  Variable Rate Demand Bonds,
                  3.150%, 7/01/13+                                                               VMIG-1      $    1,000,000
       500,000   California Health Facilities Financing Authority
                  (St. Joseph Health System) Series B,
                  Variable Rate Demand Bonds,
                  3.100%, 7/01/13+                                                               VMIG-1             500,000
       700,000   California Health Facilities Financing Authority
                  (St. Joseph Health System), Series 1991 B,
                  Variable Rate Demand Bonds,
                  3.100%, 7/01/09+                                                               VMIG-1             700,000
     3,200,000   California Statewide Communities Development
                  Authority (St. Joseph Health System), Certificates
                  of Participation, Variable Rate Demand Bonds,
                  3.100%, 7/01/24+                                                               VMIG-1           3,200,000
                 California Pollution Control Finance Authority
                  (Shell Oil Company), Variable Rate
                  Demand Bonds:
       800,000    3.150%, 10/01/07+                                                              VMIG-1             800,000
       200,000    3.150%, 10/01/11+                                                              VMIG-1             200,000
     1,500,000   Santa Ana Health Facilities Authority
                  (Town and Country),
                  Variable Rate Demand Bonds,
                  3.250%, 10/01/20+                                                                 A-1           1,500,000
---------------------------------------------------------------------------------------------------------------------------
$    7,900,000   Total Temporary Investments - 3.5%                                                               7,900,000
==============-------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - (0.9)%                                                          (2,153,889)
---------------------------------------------------------------------------------------------------------------------------
                 Net Assets - 100%                                                                           $  223,932,487
===========================================================================================================================

PORTFOLIO OF INVESTMENTS

NUVEEN CALIFORNIA INSURED TAX-FREE VALUE FUND--CONTINUED
---------------------------------------------------------------------------------------------------------------------------
                                                                          NUMBER              MARKET                 MARKET
                 STANDARD & POOR'S                        MOODY'S      OF ISSUES               VALUE                PERCENT
---------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                     AAA                            Aaa             60        $207,648,496                    95%
RATINGS**            AA+, AA, AA--              Aa1, Aa, Aa2, Aa3              2          10,537,880                     5
PORTFOLIO OF
INVESTMENTS
(EXCLUDING
TEMPORARY
INVESTMENTS):
---------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                         62        $218,186,376                   100%
===========================================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent public accountants):
Using the higher of Standard & Poor's or Moody's rating. (WI) Security purchased on a when-issued basis (note 1).

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996
NUVEEN MASSACHUSETTS TAX-FREE VALUE FUND
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
                 Massachusetts General Obligation,
$      165,000    7.250%, 3/01/09 (Pre-refunded to 3/01/00)                3/00 at 102              Aaa      $      186,302
       715,000    5.500%, 2/01/11                                          2/03 at 102                A             720,734
                 Massachusetts Bay Transportation Authority:
       250,000    7.750%, 3/01/10 (Pre-refunded to 3/01/98)                3/98 at 102              Aaa             273,940
     1,000,000    7.000%, 3/01/11 (Pre-refunded to 3/01/01)                3/01 at 102              Aaa           1,137,570
       250,000   Massachusetts Bay Transportation Authority,
                  Certificates of Participation, 7.800%, 1/15/14          12/06 at 100              BBB             291,145
       160,000   Massachusetts Educational Loan Authority,
                  7.875%, 6/01/03                                          6/97 at 102              AAA             170,426
     1,345,000   Massachusetts Health and Educational Facilities
                  Authority (Emerson Hospital),
                  8.000%, 7/01/18 (Pre-refunded to 7/01/00)                7/00 at 102              N/R           1,560,577
       250,000   Massachusetts Health and Educational Facilities
                  Authority (Mount Auburn Hospital),
                  7.875%, 7/01/18 (Pre-refunded to 7/01/98)                7/98 at 102              Aaa             277,333
       350,000   Massachusetts Health and Educational Facilities
                  Authority (Salem Hospital), 7.250%, 7/01/09
                  (Pre-refunded to 7/01/97)                                7/97 at 100              Aaa             366,951
       500,000   Massachusetts Health and Educational Facilities
                  Authority (Cardinal Cushing General Hospital),
                  8.875%, 7/01/18                                      7/99 at 102 1/2              N/R             542,560
                 Massachusetts Health and Educational Facilities
                  Authority (Suffolk University):
     1,180,000    8.125%, 7/01/20 (Pre-refunded to 7/01/00)            7/00 at 101 1/2              Baa           1,362,393
     1,000,000    6.350%, 7/01/22                                          7/02 at 102              AAA           1,046,960
       500,000   Massachusetts Health and Educational Facilities
                  Authority (Newton-Wellesley Hospital),
                  8.000%, 7/01/18                                          7/98 at 102              Aaa             556,050
       500,000   Massachusetts Health and Educational Facilities
                  Authority, FHA-Insured (St. Elizabeth's
                  Hospital of Boston), 7.750%, 8/01/27
                  (Pre-refunded to 8/01/97)                                8/97 at 102              Aaa             538,510
       750,000   Massachusetts Health and Educational Facilities
                  Authority, (Baystate Medical Center),
                  7.500%, 7/01/20 (Pre-refunded to 7/01/99)                7/99 at 102               A+             836,115
     1,000,000   Massachusetts Health and Educational Facilities
                  Authority (Boston College), 6.625%, 7/01/21              7/01 at 102              Aaa           1,096,280
       500,000   Massachusetts Health and Educational Facilities
                  Authority (Worcester Polytechnic Institute),
                  6.625%, 9/01/17                                          9/02 at 102               A+             541,300
---------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$    495,000     Massachusetts Health and Educational Facilities
                  Authority (Brockton Hospital),
                  8.000%, 7/01/07                                          7/97 at 102                A      $      521,992
     250,000     Massachusetts Health and Educational Facilities
                  Authority (University Hospital),
                  7.250%, 7/01/10                                          7/00 at 102              Aaa             278,668
     750,000     Massachusetts Health and Educational Facilities
                  Authority (New England Medical Center),
                  6.625%, 7/01/25                                          7/02 at 102              Aaa             831,825
   1,750,000     Massachusetts Health and Educational Facilities
                  Authority (New England Deaconess Hospital),
                  6.875%, 4/01/22                                          4/02 at 102                A           1,849,750
   1,000,000     Massachusetts Health and Educational Facilities
                  Authority (Metrowest Health),
                  6.500%, 11/15/18                                        11/02 at 102                A             986,450
     885,000     Massachusetts Health and Educational Facilities
                  Authority (Cable Housing and Health Services),
                  5.625%, 7/01/13                                          7/03 at 102              Aaa             893,239
                 Massachusetts Health and Educational Facilities
                  Authority (Lahey Clinic Medical Center):
   1,000,000      5.625%, 7/01/15                                          7/03 at 102              Aaa             989,460
   2,000,000      5.375%, 7/01/23                                          7/03 at 102              Aaa           1,911,660
     700,000     Massachusetts Health and Educational Facilities
                  Authority (Daughters of Charity),
                  6.100%, 7/01/14                                          7/04 at 102               Aa             719,103
                 Massachusetts Health and Educational Facilities
                  Authority (Youville Hospital):
   2,500,000      6.000%, 2/15/25                                          2/04 at 102               Aa           2,534,525
   2,000,000      6.000%, 2/15/34                                          2/04 at 102               Aa           2,012,600
   1,950,000     Massachusetts Housing Finance Agency,
                  Housing Project, 6.375%, 4/01/21                         4/03 at 102               A1           1,967,921
                 Massachusetts Housing Finance Agency,
                  Residential Development:
   1,000,000      6.250%, 11/15/14                                        11/02 at 102              Aaa           1,026,200
   1,000,000      6.875%, 11/15/21                                         5/02 at 102              Aaa           1,049,350
                 Massachusetts Housing Finance Agency, Single
                  Family Housing:
     500,000      7.350%, 12/01/16                                         6/01 at 102               Aa             533,245
   1,250,000      7.700%, 6/01/17                                          6/98 at 102               Aa           1,333,513
   1,440,000     Massachusetts Industrial Finance Agency,
                  Pollution Control (Eastern Edison),
                  5.875%, 8/01/08                                          8/03 at 102             Baa2           1,434,154
---------------------------------------------------------------------------------------------------------------------------

                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$      975,000   Massachusetts Industrial Finance Authority
                  (Malden Public Library Project),
                  7.250%, 1/01/15                                          1/05 at 102              Aaa        $  1,141,550
     1,000,000   Massachusetts Industrial Finance Agency
                  (Semass Project), 9.000%, 7/01/15                        7/01 at 103              N/R           1,098,090
       250,000   Massachusetts Industrial Finance Agency
                  (College of the Holy Cross), 6.450%, 1/01/12             1/02 at 102               A1             267,743
       475,000   Massachusetts Industrial Finance Agency (Sturdy
                  Memorial Hospital), 7.900%, 6/01/09                      6/99 at 102             BBB+             513,428
       500,000   Massachusetts Industrial Finance Agency
                  (Springfield College), 7.800%, 10/01/09                 10/99 at 103                A             575,375
     1,380,000   Massachusetts Industrial Finance Agency
                  (Merrimack College), 7.125%, 7/01/12                     7/02 at 102             BBB-           1,483,845
     1,600,000   Massachusetts Industrial Finance Agency
                  (Phillips Academy), 5.375%, 9/01/23                      9/08 at 102              Aa1           1,550,864
       500,000   Massachusetts Industrial Finance Agency
                  (Whitehead Institute for Biomedical Research),
                  5.125%, 7/01/26                                          7/03 at 102               Aa             458,355
     2,290,000   Massachusetts Industrial Finance Agency
                  (Lesley College), 6.300%, 7/01/25                        7/05 at 102              AAA           2,412,194
     1,750,000   Massachusetts Industrial Finance Agency (Harvard
                  Community Health), 8.125%, 10/01/17                     10/98 at 102                A           1,907,605
     1,000,000   Massachusetts Municipal Wholesale
                  Electric Company, 5.000%, 7/01/17                        7/04 at 102              Aaa             932,230
                 Massachusetts Port Authority:
       500,000    7.125%, 7/01/12                                          7/98 at 100               Aa             506,290
       635,000    13.000%, 7/01/13                                        No Opt. Call              Aaa           1,099,839
                 Massachusetts Turnpike Authority:
       500,000    5.000%, 1/01/13                                          1/03 at 100               A1             470,905
     1,000,000    5.125%, 1/01/23                                          1/03 at 102              Aaa             933,710
                 Attleboro General Obligation:
       450,000    6.250%, 1/15/10                                          1/03 at 102             Baa1             475,362
       450,000    6.250%, 1/15/11                                          1/03 at 102             Baa1             472,131
                 Barnstable General Obligation:
       880,000    5.750%, 9/15/13                                          9/04 at 102               Aa             904,842
       490,000    5.750%, 9/15/14                                          9/04 at 102               Aa             501,853
                 Boston General Obligation:
       250,000    7.700%, 2/01/09 (Pre-refunded to 2/01/99)                2/99 at 102                A             279,715
     1,000,000    6.750%, 7/01/11                                          7/01 at 102              Aaa           1,132,660
     1,500,000   Boston City Hospital, FHA Insured Mortgage,
                  7.625%, 2/15/21 (Pre-refunded to 8/15/00)                8/00 at 102              Aaa           1,713,420
                 Boston Water and Sewer Commission:
       180,000    7.875%, 11/01/13 (Pre-refunded to 11/01/96)             11/96 at 102                A             188,901
       320,000    7.875%, 11/01/13                                        11/96 at 102                A             335,120
       500,000    7.000%, 11/01/18 (Pre-refunded to 11/01/01)             11/01 at 102              Aaa             575,675
---------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

NUVEEN MASSACHUSETTS TAX-FREE VALUE FUND--CONTINUED
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$    1,000,000   Boston-Mount Pleasant Housing
                  Development Corporation, Multi-Family
                  Housing, 6.750%, 8/01/23                                 8/02 at 102              AAA          $1,042,250
     1,000,000   Dartmouth Housing Development Corporation
                  Multi-Family Housing, 7.375%, 7/01/24                    1/98 at 103              AAA           1,043,270
                 Deerfield General Obligation:
       420,000    6.200%, 6/15/09                                          6/02 at 102               A1             459,136
       415,000    6.250%, 6/15/10                                          6/02 at 102               A1             452,176
       525,000   Haverhill General Obligation, 7.500%, 10/15/11           10/01 at 102              Baa             580,099
                 Holyoke General Obligation:
       685,000    8.000%, 6/01/01                                         No Opt. Call              Baa             743,636
       250,000    8.150%, 6/15/06                                          6/02 at 103              Aaa             302,635
       750,000    7.000%, 11/01/08                                        11/02 at 102              Baa             840,615
       500,000    7.650%, 8/01/09                                          8/01 at 102              Baa             560,110
                 Lowell General Obligation:
       545,000    8.300%, 2/15/05                                         No Opt. Call             Baa1             654,164
       445,000    8.400%, 1/15/09 (Pre-refunded to 1/15/01)                1/01 at 102              Aaa             531,277
     1,000,000   Lynn General Obligation, 7.850%, 1/15/11
                  (Pre-refunded to 1/15/02)                                1/02 at 104              Aaa           1,209,040
       500,000   Monson General Obligation School Project,
                  7.700%, 10/15/10 (Pre-refunded to 10/15/00)             10/00 at 102              Aaa             581,585
                 Palmer General Obligation:
       500,000    7.700%, 10/01/10 (Pre-refunded to 10/01/00)             10/00 at 102              Aaa             581,045
       500,000    5.500%, 10/01/10                                        10/03 at 102              Aaa             512,135
     1,130,000   Peabody General Obligation, 6.950%, 8/01/09               8/00 at 100              Aaa           1,245,362
       550,000   Quincy Hospital, FHA-Insured, 7.875%, 1/15/16             7/96 at 102              AAA             570,295
       250,000   Sandwich General Obligation,
                  7.100%, 11/01/07 (Pre-refunded to 11/01/98)         11/98 at 102 1/2              Aaa             276,613
     1,250,000   Somerville Housing Authority (GNMA),
                  7.950%, 11/20/30                                         5/00 at 102              AAA           1,343,074
       425,000   South Essex Sewerage District, General
                  Obligation, 9.000%, 12/01/00                            No Opt. Call                A             508,622
       250,000   Southeastern Massachusetts University
                  Building Authority, 7.800%, 5/01/16
                  (Pre-refunded to 5/01/96)                                5/96 at 102                A             256,847
     1,000,000   Springfield General Obligation, 7.100%, 9/01/11           9/02 at 102              Baa           1,099,700
                 Taunton General Obligation:
     1,465,000    8.000%, 2/01/02                                         No Opt. Call                A           1,727,234
     1,005,000    8.000%, 2/01/03                                         No Opt. Call                A           1,204,240
       250,000   University of Lowell Building Authority,
                  7.400%, 11/01/07                                        11/97 at 102                A             269,634
---------------------------------------------------------------------------------------------------------------------------


                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$    500,000     University of Massachusetts Building Authority,
                  7.500%, 5/01/14                                          5/98 at 102                A      $      546,740
   1,000,000     Worcester General Obligation, 6.000%, 8/01/04             8/02 at 102             BBB+           1,070,840
   1,000,000     Puerto Rico Aqueduct and Sewer Authority,
                  7.875%, 7/01/17 (Pre-refunded to 7/01/98)                7/98 at 102              AAA           1,111,000
   2,250,000     Puerto Rico Electric Power Authority,
                  7.000%, 7/01/21 (Pre-refunded to 7/01/01)                7/01 at 102              Aaa           2,584,394
---------------------------------------------------------------------------------------------------------------------------
$ 72,620,000     Total Investments (Cost $72,713,663) - 95.7%                                                    78,218,271
===============------------------------------------------------------------------------------------------------------------
                 TEMPORARY INVESTMENTS IN SHORT-TERM
                 MUNICIPAL SECURITIES - 3.2%
$  2,600,000     Massachusetts Dedicated Income Tax Variable Rate
                  Demand Bonds, 3.350%, 12/01/97+                                                VMIG-1           2,600,000
===============------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 1.1%                                                               882,885
---------------------------------------------------------------------------------------------------------------------------
                 Net Assets - 100%                                                                           $   81,701,156
===========================================================================================================================


---------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER           MARKET              MARKET
                       STANDARD & POOR'S                      MOODY'S        OF ISSUES            VALUE             PERCENT
---------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                           AAA                          Aaa               39      $35,505,977                 46%
RATINGS**                  AA+, AA, AA--            Aa1, Aa, Aa2, Aa3               10       11,055,190                 14
PORTFOLIO OF                          A+                           A1                7        4,995,296                  6
INVESTMENTS                       A, A--                    A, A2, A3               15       11,878,959                 15
(EXCLUDING              BBB+, BBB, BBB--        Baa1, Baa, Baa2, Baa3               14       11,581,622                 15
TEMPORARY                      Non-rated                    Non-rated                3        3,201,227                  4
INVESTMENTS):
---------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                               88      $78,218,271                100%
===========================================================================================================================

* Optional call provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS

NUVEEN MASSACHUSETTS INSURED TAX-FREE VALUE FUND

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
                 Massachusetts General Obligation:
$    500,000      6.500%, 6/01/08                                          6/02 at 101              Aaa      $      548,990
     250,000      7.250%, 3/01/09 (Pre-refunded to 3/01/00)                3/00 at 102              Aaa             282,275
   1,200,000      6.000%, 6/01/13                                          6/02 at 100              Aaa           1,237,356
                 Massachusetts Bay Transportation Authority,
                  General Transportation System:
     250,000      7.250%, 3/01/03                                          3/00 at 102              Aaa             278,590
     250,000      7.100%, 3/01/13 (Pre-refunded to 3/01/99)                3/99 at 102              Aaa             276,333
   1,000,000      5.750%, 3/01/22                                          3/02 at 100              Aaa           1,004,780
     250,000     Massachusetts Bay Transportation Authority,
                  Certificates of Participation, 7.650%, 8/01/15
                  (Pre-refunded to 8/01/00)                                8/00 at 102              Aaa             288,848
     750,000     Massachusetts College Building Authority,
                  7.250%, 5/01/16                                          5/96 at 102              Aaa             769,958
     450,000     Massachusetts Health and Educational Facilities
                  Authority (St. Luke's Hospital of New Bedford),
                  7.750%, 7/01/13 (Pre-refunded to 7/01/97)                7/97 at 102              Aaa             483,300
                 Massachusetts Health and Educational Facilities
                  Authority (South Shore Hospital):
     200,000      8.125%, 7/01/17 (Pre-refunded to 7/01/97)                7/97 at 102              Aaa             215,772
     250,000      7.500%, 7/01/20 (Pre-refunded to 7/01/00)                7/00 at 102              Aaa             286,783
   1,000,000      6.500%, 7/01/22                                          7/02 at 102              Aaa           1,096,030
     300,000     Massachusetts Health and Educational Facilities
                  Authority (Mount Auburn Hospital),
                  7.875%, 7/01/18 (Pre-refunded to 7/01/98)                7/98 at 102              Aaa             332,799
                 Massachusetts Health and Educational Facilities
                  Authority (Lahey Clinic Medical Center):
     750,000      7.600%, 7/01/08 (Pre-refunded to 7/01/98)                7/98 at 102              Aaa             827,423
   1,700,000      5.625%, 7/01/15                                          7/03 at 102              Aaa           1,682,082
   2,500,000      5.375%, 7/01/23                                          7/03 at 102              Aaa           2,389,575
     800,000     Massachusetts Health and Educational Facilities
                  Authority (Berkshire Health Systems),
                  7.600%, 10/01/14 (Pre-refunded to 10/01/98)             10/98 at 102              Aaa             889,392
     750,000     Massachusetts Health and Educational Facilities
                  Authority (Salem Hospital), 7.250%, 7/01/09
                  (Pre-refunded to 7/01/97)                                7/97 at 100              Aaa             786,323
     250,000     Massachusetts Health and Educational Facilities
                  Authority (Capital Asset Program),
                  7.200%, 7/01/09                                          7/99 at 102              Aaa             274,795
     500,000     Massachusetts Health and Educational Facilities
                  Authority (University Hospital), 7.250%, 7/01/19         7/00 at 102              Aaa             556,920
     250,000     Massachusetts Health and Educational Facilities
                  Authority (Newton-Wellesley Hospital),
                  8.000%, 7/01/18                                          7/98 at 102              Aaa             278,025
---------------------------------------------------------------------------------------------------------------------------


                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
                 Massachusetts Health and Educational Facilities
                  Authority (Northeastern University):
$    250,000      7.600%, 10/01/10                                        10/98 at 102              Aaa      $      274,570
   1,600,000      6.550%, 10/01/22                                        10/02 at 102              Aaa           1,762,208
     500,000     Massachusetts Health and Educational Facilities
                  Authority (Baystate Medical Center),
                  7.500%, 7/01/20 (Pre-refunded to 7/01/99)                7/99 at 102               A+             557,410
     500,000     Massachusetts Health and Educational Facilities
                  Authority (Stonehill College), 7.700%, 7/01/20
                  (Pre-refunded to 7/01/00)                                7/00 at 102              Aaa             577,495
   1,000,000     Massachusetts Health and Educational Facilities
                  Authority (Boston College), 6.625%, 7/01/21              7/01 at 102              Aaa           1,096,280
     500,000     Massachusetts Health and Educational Facilities
                  Authority (Berklee College of Music),
                  6.875%, 10/01/21                                        10/01 at 102              Aaa             559,940
   1,000,000     Massachusetts Health and Educational Facilities
                  Authority (Brigham and Women's Hospital),
                  6.750%, 7/01/24                                          7/01 at 102               Aa           1,053,890
     250,000     Massachusetts Health and Educational Facilities
                  Authority (Beverly Hospital), 7.300%, 7/01/19
                  (Pre-refunded to 7/01/99)                                7/99 at 102              Aaa             279,658
   1,500,000     Massachusetts Health and Educational Facilities
                  Authority (New England Medical Center),
                  6.625%, 7/01/25                                          7/02 at 102              Aaa           1,663,650
   1,450,000     Massachusetts Health and Educational Facilities
                  Authority (Boston University), 6.000%, 10/01/22         10/02 at 100              Aaa           1,494,776
   2,000,000     Massachusetts Health and Educational Facilities
                  Authority (Bentley College), 6.125%, 7/01/17             7/02 at 102              Aaa           2,096,840
     350,000     Massachusetts Housing Finance Agency,
                  7.600%, 12/01/16                                        12/99 at 103              Aaa             372,257
                 Massachusetts Housing Finance Agency, Single
                  Family Housing:
     500,000      7.350%, 12/01/16                                         6/01 at 102               Aa             533,245
     250,000      7.700%, 6/01/17                                          6/98 at 102               Aa             266,703
   1,590,000     Massachusetts Industrial Finance Authority (Malden
                  Public Library Project), 7.250%, 1/01/15                 1/05 at 102              Aaa           1,861,604
     500,000     Massachusetts Industrial Finance Agency,
                  (Brandeis University), 6.800%, 10/01/19                 10/99 at 102              Aaa             548,405
     200,000     Massachusetts Industrial Finance Agency
                  (Harvard Community Health Plan),
                  7.750%, 10/01/08                                        10/98 at 102              Aaa             219,918
     250,000     Massachusetts Industrial Finance Agency,
                  (Milton Academy), 7.250%, 9/01/19
                  (Pre-refunded to 9/01/99)                                9/99 at 102              Aaa             280,420
---------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS


---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                   OPT. CALL                                MARKET
AMOUNT           DESCRIPTION                                              PROVISIONS*         RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$      375,000   Massachusetts Industrial Finance Agency
                  (Museum of Science), 7.300%, 11/01/09
                  (Pre-refunded to 11/01/99)                             11/99 at 102               Aaa      $      422,918
     1,000,000   Massachusetts Industrial Finance Agency
                  (Mount Holyoke College), 6.300%, 7/01/13                7/01 at 102               Aaa           1,065,590
       420,000   Massachusetts Industrial Finance Agency
                  (Babson College), 5.800%, 10/01/10                     10/05 at 102               Aaa             441,521
     2,000,000   Massachusetts Municipal Wholesale Electric
                  Company, 5.000%, 7/01/10                                7/03 at 102               Aaa           1,937,200
     1,000,000   Massachusetts Port Authority, 13.000%, 7/01/13          No Opt. Call               Aaa           1,732,030
     1,000,000   Massachusetts Turnpike Authority, 5.125%, 1/01/23        1/03 at 102               Aaa             933,710
     1,000,000   Boston General Obligation, 6.750%, 7/01/11               7/01 at 102               Aaa           1,132,660
       500,000   Boston City Hospital (FHA-Insured Mortgage),
                  7.625%, 2/15/21 (Pre-refunded to 8/15/00)               8/00 at 102               Aaa             571,140
                 Boston Water and Sewer Commission:
       500,000    7.250%, 11/01/06                                       11/98 at 100               Aaa             537,015
       500,000    7.000%, 11/01/18 (Pre-refunded to 11/01/01)            11/01 at 102               Aaa             575,675
       500,000   Fall River General Obligation, 7.200%, 6/01/10           6/01 at 102               Aaa             566,775
       250,000   Town of Groveland Unlimited Tax, 6.900%, 6/15/07         6/01 at 102               Aaa             280,090
     1,000,000   Haverhill General Obligation, 6.700%, 9/01/10            9/01 at 102               Aaa           1,107,140
       250,000   Holyoke General Obligation, 8.150%, 6/15/06              6/02 at 103               Aaa             302,635
       450,000   Leominster General Obligation, 7.500%, 4/01/09           4/00 at 102               Aaa             513,194
     2,625,000   Lowell General Obligation, 5.600%, 11/01/12             11/03 at 102               Aaa           2,652,116
     1,025,000   Lynn General Obligation, 6.750%, 1/15/02                No Opt. Call               Aaa           1,146,534
       250,000   Lynn Water and Sewer Commission,
                  7.250%, 12/01/10 (Pre-refunded to 12/01/00)            12/00 at 102               Aaa             286,875
     1,000,000   Mansfield General Obligation, 6.700%, 1/15/11            1/02 at 102               Aaa           1,108,920
       250,000   Methuen General Obligation, 7.400%, 5/15/04              5/00 at 102               Aaa             281,088
       500,000   Monson General Obligation School Project,
                  7.700%, 10/15/10 (Pre-refunded to 10/15/00)            10/00 at 102               Aaa             581,585
     1,500,000   Monson General Obligation, 5.500%, 10/15/10             No Opt. Call               Aaa           1,557,300
       300,000   North Andover General Obligation, 7.400%, 9/15/10        9/00 at 103               Aaa             342,006
                 North Middlesex Region School District,
                  General Obligation:
       270,000    7.200%, 6/15/08                                         6/00 at 103               Aaa             304,223
       245,000    7.200%, 6/15/09                                         6/00 at 103               Aaa             276,054
       250,000   Northampton General Obligation, 5.300%, 3/01/10          3/03 at 102               Aaa             250,475
       190,000   Northfield General Obligation, 6.350%, 10/15/09         10/01 at 102               Aaa             204,389
                 Palmer General Obligation:
       270,000    7.300%, 3/01/10 (Pre-refunded to 3/01/00)               3/00 at 102               Aaa             305,348
       250,000    7.700%, 10/01/10 (Pre-refunded to 10/01/00)            10/00 at 102               Aaa             290,523
     1,000,000    5.500%, 10/01/10                                       10/03 at 102               Aaa           1,024,270
       440,000   Quaboag Regional School District, General
                  Obligation, 6.250%, 6/15/08                             6/02 at 102               Aaa             475,424
---------------------------------------------------------------------------------------------------------------------------


                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                   OPT. CALL                                MARKET
AMOUNT           DESCRIPTION                                              PROVISIONS*         RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
                 Salem General Obligation:
$      500,000    6.800%, 8/15/09                                         8/01 at 102               Aaa      $      555,885
       900,000    6.000%, 7/15/10                                         7/02 at 102               Aaa             954,288
       250,000   Sandwich General Obligation, 7.100%, 11/01/07
                  (Pre-refunded to 11/01/98)                         11/98 at 102 1/2               Aaa             276,613
                 Southern Berkshire Regional School District,
                  General Obligation:
       515,000    7.500%, 4/15/07 (Pre-refunded to 4/15/02)               4/02 at 102               Aaa             608,400
     1,145,000    7.000%, 4/15/11                                         4/02 at 102               Aaa           1,319,326
       250,000   Springfield Geneal Obligation, 7.000%, 11/01/07         11/98 at 103               Aaa             273,643
       220,000   Taunton General Obligation, 6.800%, 9/01/09              9/01 at 103               Aaa             246,435
       455,000   Wareham School Project General Obligation,
                  7.050%, 1/15/07                                         1/01 at 103               Aaa             513,148
       250,000   Westfield General Obligation, 7.100%, 12/15/08
                  (Pre-refunded to 12/15/00)                             12/00 at 102               Aaa             285,497
       215,000   Whately General Obligation, 6.350%, 1/15/09              1/02 at 102               Aaa             232,540
     1,210,000   Winchendon General Obligation, 6.050%, 3/15/10           3/03 at 102               Aaa           1,296,500
       160,000   Worcester General Obligation, 6.900% 5/15/07             5/02 at 102               Aaa             184,150
     1,000,000   Puerto Rico Commonwealth, General Obligation,
                  5.750%, 7/01/24                                     7/05 at 101 1/2               Aaa           1,016,160
     2,290,000   Puerto Rico Industrial Medical and Environmental
                  Authority, 6.250%, 7/01/16                              1/05 at 102               Aaa           2,460,580
---------------------------------------------------------------------------------------------------------------------------
$   58,810,000   Total Investments - (Cost $58,764,889) - 96.4%                                                  63,715,206
==============-------------------------------------------------------------------------------------------------------------
                 TEMPORARY INVESTMENTS IN SHORT-
                 TERM MUNICIPAL SECURITIES - 2.3%
$    1,200,000   Massachusetts Dedicated Income Tax, Variable
                  Rate Demand Bonds, 3.350%, 12/01/97+                                           VMIG-1           1,200,000
       300,000   Massachusetts Industrial Finance Agency (Showa
                  Women's Institute Boston), Variable Rate
                  Demand Bonds, 3.600%, 3/15/04+                                                 VMIG-1             300,000
---------------------------------------------------------------------------------------------------------------------------
$    1,500,000   Total Temporary Investments - 2.3%                                                               1,500,000
==============-------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 1.3%                                                               884,502
---------------------------------------------------------------------------------------------------------------------------
                 Net Assets - 100%                                                                           $   66,099,708
===========================================================================================================================

PORTFOLIO OF INVESTMENTS

NUVEEN MASSACHUSETTS INSURED TAX-FREE VALUE FUND--CONTINUED

---------------------------------------------------------------------------------------------------------------------------
                                                                          NUMBER              MARKET                 MARKET
                 STANDARD & POOR'S                        MOODY'S      OF ISSUES               VALUE                PERCENT
---------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                     AAA                            Aaa             80         $61,303,958                    96%
RATINGS**            AA+, AA, AA--              Aa1, Aa, Aa2, Aa3              3           1,853,838                     3
PORTFOLIO OF                    A+                             A1              1             557,410                     1
INVESTMENTS
(EXCLUDING
TEMPORARY
INVESTMENTS):
---------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                         84         $63,715,206                   100%
===========================================================================================================================

All of the bonds in the portfolio, exluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
* Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS                                                         NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996
NUVEEN NEW YORK TAX-FREE VALUE FUND
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$    4,000,000   New York Local Government Assistance Corporation,
                  5.500%, 4/01/21                                          4/03 at 102                A      $    3,844,720
       500,000   New York State (Commissioner of Office of Mental
                  Health), Certificates of Participation,
                  8.300%, 9/01/12                                          9/97 at 102             Baal             536,065
     3,000,000   New York State Energy Research and Development
                  Authority, 6.100%, 8/15/20                               7/05 at 102               A1           3,106,530
     1,545,000   New York State Environmental Facilities Corporation
                  (State Park Infrastructure), 5.750%, 3/15/13             3/03 at 101             Baal           1,535,823
     3,000,000   New York State General Obligation,
                  5.625%, 10/01/20                                        10/05 at 101                A           3,004,890
       200,000   New York State Housing Finance Agency, State
                  University Construction, 8.000%, 5/01/11               No Opt. Calls              Aaa             255,060
     1,650,000   New York State Housing Finance Agency, Insured
                  Multi-Family Mortgage Housing,
                  6.950%, 8/15/12                                          8/02 at 102               Aa           1,770,104
     2,000,000   New York State Housing Finance Agency, Health
                  Facilities (New York City), 8.000%, 11/01/08            11/00 at 102             BBB+           2,257,780
                 New York State Housing Finance Agency, Service
                  Contract Obligation:
       500,000    6.125%, 3/15/20                                          9/03 at 102             Baal             511,215
     3,750,000    5.500%, 9/15/22                                          9/03 at 102             Baal           3,528,450
     3,000,000    6.500%, 3/15/25                                          9/05 at 102             Baal           3,170,940
     1,000,000   New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home, Insured
                  Mortgage (St. Vincent's Hospital),
                  8.000%, 2/15/27 (Pre-refunded to 8/15/97)                8/97 at 102              Aaa           1,065,830
       995,000   New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home, Insured
                  Mortgage (Albany Medical Center),
                  8.000%, 2/15/28                                          8/98 at 102              AAA           1,085,396
     1,000,000   New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home,
                  FHA-Insured, 7.350%, 2/15/29                             8/99 at 102               Aa           1,083,640
     1,000,000   New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home, FHA-Insured
                  (Buffalo General Hospital), 7.700%, 2/15/22
                  (Pre-refunded to 8/15/98)                                8/98 at 102              AAA           1,111,020
     1,250,000   New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home, FHA-
                  Insured (Catholic Medical Center),
                  8.300%, 2/15/22 (Pre-refunded to 2/15/98)                2/98 at 102              AAA           1,381,725
---------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$  2,250,000     New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home
                  (Columbia-Presbyterian),
                  8.000%, 2/15/25 (Pre-refunded to 8/15/97)                8/97 at 102              Aaa      $    2,430,315
                 New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home
                  (Mental Health Services):
   1,460,000      7.500%, 2/15/21                                          2/01 at 102              AAA           1,696,038
   2,000,000      5.500%, 8/15/21                                          2/02 at 100              AAA           1,947,860
   1,500,000      6.500%, 8/15/24                                          8/04 at 102             Baal           1,583,250
   2,000,000     New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home
                  FHA-Insured, 6.200%, 8/15/22                             8/02 at 102              AAA           2,087,460
   1,520,000     New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home, FHA-
                  Insured (Bayley Seton/St. Joseph's Hospital),
                  6.450%, 2/15/09                                          2/03 at 102              AAA           1,662,698
   2,500,000     New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home, FHA-
                  Insured (St. Vincent's Medical Center),
                  6.200%, 2/15/21                                          2/04 at 102              AAA           2,581,475
   1,250,000     New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home
                  (New York Downtown Hospital),
                  6.700%, 2/15/12                                          2/05 at 102              Baa           1,298,638
   2,480,000     New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home,
                  6.400%, 8/15/14                                          8/04 at 102              AAA           2,622,327
                 New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home, FHA-
                  Insured New York Hospital:
   1,000,000      6.750%, 8/15/14                                          2/05 at 102              Aaa           1,125,190
   1,000,000      6.800%, 8/15/24                                          2/05 at 102              Aaa           1,134,930
                 New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home
                  (Brookdale Hospital Medical Center):
   1,000,000      6.400%, 2/15/01                                         No Opt. Call              Baa           1,035,520
   2,700,000      6.800%, 8/15/12                                          2/05 at 102              Baa           2,826,306
   1,000,000     New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home
                  (Health Care Center),
                  6.375%, 11/15/19                                        11/05 at 102               Aa           1,048,710
     380,000     New York State Mortgage Agency,
                  8.100%, 10/01/17                                         4/98 at 102               Aa             404,768
---------------------------------------------------------------------------------------------------------------------------


                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$  1,000,000     New York State Urban Development Corporation,
                  6.750%, 1/01/26                                          1/02 at 102              Aaa      $    1,106,060
   1,100,000     New York State Urban Development Corporation
                  (Syracuse University Center for Science and
                  Technology), 7.875%, 1/01/17
                  (Pre-refunded to 1/01/98)                                1/98 at 102             Baal           1,200,573
                 New York State Urban Development Corporation,
                  Correctional Capitol Facilities:
   1,000,000      5.625%, 1/01/07                                          1/03 at 102             Baal           1,002,330
   2,490,000      5.750%, 1/01/13                                          1/03 at 102             Baal           2,421,799
   1,250,000      5.500%, 1/01/15                                          1/03 at 102             Baal           1,195,538
   1,000,000      7.500%, 1/01/20 (Pre-refunded to 1/01/00)                1/00 at 102              AAA           1,137,820
   2,000,000     New York State Urban Development Corporation
                  (Clarkson Center for Advanced Materials
                  Processing), 7.800%, 1/01/20 (Pre-refunded to
                  1/01/01)                                                 1/01 at 102             Baal           2,335,260
   2,900,000     New York State Urban Development Corporation,
                  State Facilities, 7.500%, 4/01/20 (Pre-refunded
                  to 4/01/01)                                              4/01 at 102              Aaa           3,378,268
   1,000,000     New York State Urban Development Corporation
                  (Cornell Center for Theory and Simulation),
                  6.00%, 1/01/14                                           1/03 at 102              Baa           1,005,010
   2,615,000     New York State Urban Development Corporation
                  (Pine Barrens), 5.375%, 4/01/17                          4/05 at 102             Baal           2,391,574
   2,100,000     Babylon Industrial Development Agency,
                  Resource Recovery, 8.500%, 1/01/19                       7/98 at 103             Baal           2,376,927
   1,000,000     Batavia Housing Authority, FHA-Insured
                  (Washington Towers), 6.500%, 1/01/23                     7/01 at 102              Aaa           1,025,060
   1,000,000     Brookhaven Industrial Development Agency, Civic
                  Facility (Dowling College/National Aviation
                  Center), 6.750%, 3/01/23                                 3/03 at 102              BBB           1,041,710
   2,000,000     New York State, Certificates of Participation
                  (John Jay College of Criminal Justice),
                  6.000%, 8/15/06                                         No Opt. Call             Baal           2,077,080
     500,000     Dormitory Authority of the State of New York
                  (Long Island Jewish Medical Center),
                  FHA-Insured, 7.750%, 8/15/27                             2/98 at 102              AAA             536,535
                 Dormitory Authority of the State of New York
                  (City University):
   1,500,000      5.750%, 7/01/07                                         No Opt. Call             Baal           1,522,980
     750,000      7.500%, 7/01/10                                         No Opt. Call             Baal             886,005
   2,225,000      5.750%, 7/01/12                                         No Opt. Call             Baal           2,244,780
   1,500,000      5.500%, 7/01/12                                          7/03 at 102             Baal           1,440,540
     500,000      8.200%, 7/01/13                                          7/98 at 102             Baal             553,735
   1,000,000      7.625%, 7/01/20                                          7/00 at 102              AAA           1,154,640
---------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS


---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*         ATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$      750,000   Dormitory Authority of the State of New York,
                  GNMA (Park Ridge Housing, Inc),
                  7.850%, 2/01/29                                          2/99 at 102              AAA      $      819,203
     1,985,000   Dormitory Authority of the State of New York
                  (United Health Services), 7.350%, 8/01/29                2/00 at 102              AAA           2,165,159
     3,500,000   Dormitory Authority of the State of New York
                  (Nursing Homes), 5.750%, 7/01/17                         7/05 at 102              Aa3           3,438,505
                 Dormitory Authority of the State of New York
                  (State University):
     2,000,000    7.400%, 5/15/01                                          5/00 at 102             Baal           2,187,740
     2,000,000    5.500%, 5/15/08                                         No Opt. Call             Baal           1,998,060
     1,125,000    5.250%, 5/15/09                                         No Opt. Call             Baal           1,086,446
     2,000,000    5.500%, 5/15/13                                         No Opt. Call             Baal           1,964,900
     2,250,000   Dormitory Authority of the State of New York,
                  Judicial Facilities (Suffolk County),
                  9.500%, 4/15/14                                     4/96 at 116 3/32             Baa1           2,625,480
     1,375,000   Dormitory Authority of the State of New York
                  (University of Rochester, Strong Memorial
                  Hospital), 5.500%, 7/01/21                               7/04 at 102               A1           1,337,353
     4,000,000   Dormitory Authority of the State of New
                  York, Court Facilities, 5.625%, 5/15/13              5/03 at 101 1/2             Baal           3,835,840
     2,195,000   Dormitory Authority of the State of New York
                  (Upstate Community Colleges),
                  6.500%, 7/01/07                                         No Opt. Call             Baal           2,362,786
     2,470,000   Dutchess County Industrial Development
                  Authority, Civic Facilities (Bard College),
                  7.000%, 11/01/17                                        11/03 at 102                A           2,643,369
     1,000,000   Franklin County Industrial Development Agency
                  (County Correctional Facility),
                  6.750%, 11/01/12                                        11/02 at 102              BBB           1,068,490
       750,000   Hempstead Industrial Development Authority,
                  Civic Facility (United Cerebral Palsy Association
                  of Nassau County) 7.500%, 10/01/09                      10/99 at 102              Aa2             797,168
     2,500,000   Housing New York Corporation, 5.00%, 11/01/13            11/03 at 102               AA           2,298,650
     1,000,000   Metropolitan Transportation Authority,
                  Commuter Facilities, 6.250%, 7/01/17                     7/02 at 102              Aaa           1,064,320
     1,000,000   Metropolitan Transportation Authority,
                  Commuter Facilities Service Contract,
                  7.500%, 7/01/16 (Pre-refunded to 7/01/00)                7/00 at 102              Aaa           1,149,720
     1,025,000   Metropolitan Transportation Authority, Transit
                  Facilities, 6.500%, 7/01/18                              7/02 at 102              Aaa           1,130,503
     1,055,000   Monroe County Water Authority, Water System,
                  6.000%, 8/01/17                                          8/02 at 102               AA           1,076,944
---------------------------------------------------------------------------------------------------------------------------

                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
                 New York City General Obligation:
$    2,500,000    7.000%, 8/01/04                                         No Opt. Call             Baal      $    2,732,325
     2,000,000    7.500%, 2/01/06                                      2/02 at 101 1/2             Baal           2,236,000
        45,000    6.625%, 8/01/13                                      8/02 at 101 1/2              Aaa              49,738
     2,500,000    6.000%, 2/15/20                                          2/05 at 101             Baal           2,424,300
                 New York City Housing Development Corporation,
                  Multi-Family Mortgage (FHA Insured):
     2,000,000    6.550%, 10/01/15                                         4/03 at 102              AAA           2,093,180
     2,500,000    5.850%, 5/01/26                                          5/03 at 102               AA           2,492,724
     1,000,000   New York City Housing Development Corporation,
                  Multi-Unit Mortgage (FHA Insured),
                  7.350%, 6/01/19                                          6/01 at 102              AAA           1,073,680
                 New York City Municipal Water Finance Authority,
                  Water and Sewer System:
     3,000,000    5.375%, 6/15/19                                          6/04 at 101              AAA           2,899,230
     1,500,000    7.750%, 6/15/20 (Pre-refunded to 6/15/01)            6/01 at 101 1/2              Aaa           1,766,790
     2,000,000    5.500%, 6/15/20                                          6/02 at 100                A           1,910,880
     3,500,000   New York City Industrial Development Agency,
                  Civic Facility (The Lighthouse Project),
                  6.500%, 7/01/22                                          7/02 at 102              Aa2           3,642,240
                 New York City Industrial Development Agency
                  (College of New Rochelle):
     1,000,000    6.200%, 9/01/10                                          9/05 at 102              Baa           1,010,320
     1,000,000    6.300%, 9/01/15                                          9/05 at 102              Baa           1,006,090
     2,405,000   Newark-Wayne Community Hospital,
                  7.600%, 9/01/15                                          9/03 at 102              N/R           2,429,242
     1,000,000   Orangetown Housing Authority, Housing Facilities,
                  (Orangetown Guaranty), 7.600%, 4/01/30
                  (Pre-refunded to 10/01/00)                              10/00 at 102                A           1,157,040
                 South Orangetown Central School District, General
                  Obligation:
       390,000    6.875%, 10/01/08                                        No Opt. Call                A             454,697
       390,000    6.875%, 10/01/09                                        No Opt. Call                A             454,939
     3,015,000   Suffolk County Industrial Development Agency
                  (Dowling College Civic Facility), 6.625%, 6/01/24        6/04 at 102              BBB           3,191,769
     2,000,000   34th Street Partnership Business Improvement
                  District, Capital Improvement,
                  5.500%, 1/01/23                                          1/03 at 102               A1           1,904,340
                 Triborough Bridge and Tunnel Authority:
     2,000,000    7.100%, 1/01/10                                          1/01 at 102               A1           2,214,880
     2,000,000    7.100%, 1/01/10                                          1/01 at 102              Aaa           2,242,460
     2,100,000   UFA Development Corporation, FHA-Insured
                  (Loretto-Utica Project), 5.950%, 7/01/35                 7/04 at 102               Aa           2,105,418
---------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

NUVEEN NEW YORK TAX-FREE VALUE FUND--CONTINUED
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$    2,000,000   Westchester County Industrial Development Agency,
                  Civic Facility (Jewish Board of Family and
                  Children Services), 6.750%, 12/15/12                    12/02 at 102             BBB-      $    2,066,620
---------------------------------------------------------------------------------------------------------------------------
$  158,685,000   Total Investments - (Cost $156,315,155) - 96.6%                                                165,378,435
==============-------------------------------------------------------------------------------------------------------------
                 TEMPORARY INVESTMENTS IN SHORT-TERM
                 MUNICIPAL SECURITIES - 2.2%
                 New York City General Obligation,
                  Variable Rate Demand Bonds:
$      900,000    3.450%, 8/15/05+                                                               VMIG-1             900,000
       800,000    3.400%, 8/15/20+                                                               VMIG-1             800,000
     1,500,000    3.300%, 8/01/22+                                                               VMIG-1           1,500,000
       600,000    3.450%, 8/15/22+                                                               VMIG-1             600,000
---------------------------------------------------------------------------------------------------------------------------
$    3,800,000   Total Temporary Investments - 2.2%                                                               3,800,000
==============-------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 1.2%                                                             1,974,808
---------------------------------------------------------------------------------------------------------------------------
                 Net Assets - 100%                                                                           $  171,153,243
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                          NUMBER              MARKET                 MARKET
                 STANDARD & POOR'S                        MOODY'S      OF ISSUES               VALUE                PERCENT
---------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                     AAA                            Aaa             31        $ 46,979,690                    28%
RATINGS**            AA+, AA, AA--              Aa1, Aa, Aa2, Aa3             11          20,158,871                    12
PORTFOLIO OF                    A+                             A1              4           8,563,103                     5
INVESTMENTS                 A, A--                      A, A2, A3              7          13,470,535                     8
(EXCLUDING        BBB+, BBB, BBB--          Baa1, Baa, Baa2, Baa3             40          73,776,994                    45
TEMPORARY                Non-rated                      Non-rated              1           2,429,242                     2
INVESTMENTS):
---------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                         94        $165,378,435                   100%
===========================================================================================================================

* Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

NUVEEN NEW YORK INSURED TAX-FREE VALUE FUND

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                   OPT. CALL                                MARKET
AMOUNT           DESCRIPTION                                              PROVISIONS*         RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$    8,000,000   New York State Energy Research and Development
                  Authority (The Brooklyn Union Gas Company),
                  5.500%, 1/01/21                                         1/06 at 102               Aaa      $    7,866,400
     2,500,000   New York State Energy Research and Development
                  Authority, Pollution Control (Central Hudson Gas
                  & Electric Corporation), 7.375%, 10/01/14              10/99 at 103               Aaa           2,802,650
     1,450,000   New York State Environmental Facilities Corporation,
                  Water Pollution Control, Pooled Loan,
                  7.200%, 3/15/11                                         6/00 at 102               Aaa           1,614,343
     2,200,000   New York State Housing Finance Agency, Multi-
                  Family Housing, 7.450%, 11/01/28                       11/99 at 102               Aaa           2,338,886
       995,000   New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home, Insured
                  Mortgage (Albany Medical Center),
                  8.000%, 2/15/28                                         8/98 at 102               AAA           1,085,396
       895,000   New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home
                  (St. Francis Hospital), 7.625%, 11/01/21               11/98 at 102               Aaa             984,187
     4,765,000   New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home
                  (Bronx Lebanon), 7.100%, 2/15/27                        2/97 at 102               Aaa           4,969,371
     2,000,000   New York State Medical Care Facilities
                  Agency, Hospital and Nursing Home, FHA-
                  Insured, 7.350%, 2/15/29                                8/99 at 102                Aa           2,167,280
     1,500,000   New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home, FHA-
                  Insured (Catholic Medical Center),
                  8.300%, 2/15/22 (Pre-refunded to 2/15/98)               2/98 at 102               AAA           1,658,070
                 New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home,
                  FHA-Insured (Montefiore Medical Center):
     1,500,000    7.250%, 2/15/24                                         2/99 at 102                Aa           1,621,800
     2,000,000    7.250%, 2/15/24                                         2/99 at 102               Aaa           2,167,600
     1,300,000   New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home
                  (St. Luke's-Roosevelt Hospital Center),
                  7.450%, 2/15/29 (Pre-refunded to 2/15/00)               2/00 at 102               Aaa           1,478,815
     1,865,000   New York State Medical Care Facilities Finance
                  Agency, Long-Term Health Care (Capital
                  Guaranty Insured Program), 6.450%, 11/01/14             5/02 at 102               Aaa           2,001,966
     3,200,000   New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home
                  (North Shore University Hospital),
                  7.200%, 11/01/20                                       11/00 at 102               Aaa           3,581,184
---------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS


---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                   OPT. CALL                                MARKET
AMOUNT           DESCRIPTION                                              PROVISIONS*         RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$    1,670,000   New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home
                  (Our Lady of Victory),
                  6.625%, 11/01/16                                       11/01 at 102               Aaa      $    1,842,962
                 New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home
                  (Sisters of Charity of Buffalo):
       500,000    6.600%, 11/01/10                                       11/01 at 102               Aaa             552,220
     1,550,000    6.625%, 11/01/18                                       11/01 at 102               Aaa           1,710,534
     1,000,000   New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home
                  (Aurelia Osborn Fox Memorial Hospital),
                  6.500%, 11/01/19                                       11/01 at 102               Aaa           1,097,430
     3,000,000   New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home
                  (South Nassau Communities Hospital),
                  6.125%, 11/01/11                                       11/02 at 102               Aaa           3,162,570
                 New York State Medical Care Facilities Finance
                  Agency, Mental Health Services, Facilities
                  Improvement Revenue:
     1,415,000    5.750%, 2/15/14                                         8/03 at 102               Aaa           1,426,773
     4,000,000    5.375%, 2/15/14                                         2/04 at 102               Aaa           3,905,400
     3,250,000    5.700%, 8/15/14                                         2/03 at 102               Aaa           3,265,080
     6,150,000    6.375%, 8/15/17                                        12/02 at 102               Aaa           6,556,208
     2,815,000    6.250%, 8/15/18                                         2/02 at 102               Aaa           2,974,611
     2,500,000   New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home
                  (St. Mary's Hospital--Rochester Project),
                  6.200%, 11/01/14                                       11/03 at 102               Aaa           2,649,900
     7,000,000   New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home,
                  FHA-Insured, 6.800%, 8/15/24                            2/05 at 102               Aaa           7,944,510
                 New York State Medical Care Facilities Finance
                  Agency, Hospital and Nursing Home
                  (Montefiore Medical Center):
     3,390,000    5.750%, 2/15/15                                         2/05 at 102               Aaa           3,413,188
     4,175,000    5.750%, 2/15/25                                         2/05 at 102               Aaa           4,179,927
                 New York State Mortgage Agency:
       225,000    8.375%, 10/01/17                                        1/98 at 102                Aa             239,810
       390,000    8.100%, 10/01/17                                        4/98 at 102                Aa             415,420
     3,500,000   New York State Mortgage Agency, Homeowner
                  Mortgage, 5.650%, 4/01/15                              10/03 at 102               Aaa           3,520,370
                 New York State Thruway Authority:
     2,000,000    5.750%, 4/01/13                                         4/04 at 102               Aaa           2,054,580
     7,300,000    5.750%, 1/01/19                                         1/02 at 102               Aaa           7,342,778
     3,950,000    5.500%, 1/01/23                                         1/02 at 100               Aaa           3,871,000
---------------------------------------------------------------------------------------------------------------------------


                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                   OPT. CALL                                MARKET
AMOUNT           DESCRIPTION                                              PROVISIONS*         RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
                 New York State Urban Development Corporation:
$    3,850,000    6.700%, 1/01/12                                         1/02 at 102               Aaa      $    4,256,945
     9,650,000    6.750%, 1/01/26                                         1/02 at 102               Aaa          10,673,479
                 New York State Urban Development Corporation,
                  Correctional Facilities:
     1,500,000    7.250%, 1/01/14 (Pre-refunded to 1/01/00)               1/00 at 102               Aaa           1,693,530
     1,000,000    5.250%, 1/01/14                                        No Opt. Call               Aaa             982,320
       575,000    7.000%, 1/01/17 (Pre-refunded to 1/01/00)               1/00 at 102               Aaa             644,127
     2,000,000    7.500%, 1/01/20 (Pre-refunded to 1/01/00)               1/00 at 102               Aaa           2,275,640
     2,000,000   Power Authority of the State of New York, General
                  Purpose, 6.500%, 1/01/19                                1/02 at 102               Aaa           2,194,520
       280,000   Albany Municipal Water Finance Authority,
                  Water and Sewer System, 7.500%, 12/01/17               12/98 at 102               Aaa             308,350
     1,795,000   Albany Municipal Water Finance Authority
                  5.500%, 12/01/22                                       12/03 at 102               Aaa           1,763,982
     1,250,000   Broome County, Certificates of Participation,
                  5.250%, 4/01/22                                         4/04 at 102               Aaa           1,179,688
     2,250,000   Buffalo and Fort Erie Public Bridge Authority,
                  5.750%, 1/01/25                                         1/05 at 101               Aaa           2,279,700
     1,000,000   Buffalo General Obligation, 6.150%, 2/01/04              1/01 at 101               Aaa           1,077,130
     8,385,000   Buffalo Municipal Water Finance Authority,
                  Water System, 5.750%, 7/01/19                           7/03 at 102               Aaa           8,441,431
     2,000,000   Buffalo Sewer Authority, Sewer System,
                  5.000%, 7/01/12                                         7/03 at 100               Aaa           1,898,120
                 Camden Central School District,
                  General Obligation:
       500,000    7.100%, 6/15/07                                        No Opt. Call               Aaa             602,965
       600,000    7.100%, 6/15/08                                        No Opt. Call               Aaa             727,914
       600,000    7.100%, 6/15/09                                        No Opt. Call               Aaa             728,772
       275,000    7.100%, 6/15/10                                        No Opt. Call               Aaa             333,614
     1,560,000   Dormitory Authority of the State of New York,
                  College and University (Pooled Capital Program),
                  7.800%, 12/01/05                                       12/98 at 102               Aaa           1,711,850
     1,490,000   Dormitory Authority of the State of New York
                  (United Health Services), 7.350%, 8/01/29               2/00 at 102               AAA           1,625,232
     1,490,000   Dormitory Authority of the State of New York
                  (Iona College), 7.625%, 7/01/09                         7/98 at 102               Aaa           1,626,499
     1,200,000   Dormitory Authority of the State of New York,
                  Educational Facilities (State University),
                  7.250%, 5/15/15 (Pre-refunded to 5/15/00)               5/00 at 102               Aaa           1,363,956
     1,000,000   Dormitory Authority of the State of New York
                  (United Cerebral Palsey Association of
                  Westchester County), 6.200%, 7/01/12                    7/02 at 102               Aaa           1,056,150
---------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS


---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                   OPT. CALL                                MARKET
AMOUNT           DESCRIPTION                                              PROVISIONS*         RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$    1,000,000   Dormitory Authority of the State of New York
                  (Manhattanville College), 7.500%, 7/01/22
                  (Pre-refunded to 7/01/00)                               7/00 at 102               Aaa      $    1,149,720
                 Dormitory Authority of the State of New
                  York (City University System):
     2,500,000    7.000%, 7/01/14                                         7/00 at 102               Aaa           2,772,850
     1,000,000    6.500%, 7/01/14                                         7/96 at 100               Aaa           1,010,850
     1,800,000    5.750%, 7/01/18                                        No Opt. Call               Aaa           1,867,932
     6,295,000    7.500%, 7/01/20 (Pre-refunded to 7/01/00)               7/00 at 102               Aaa           7,237,487
     2,500,000   Dormitory Authority of the State of New
                  York (Cooper Union), 7.200%, 7/01/20                    7/01 at 102               Aaa           2,835,325
                 Dormitory Authority of the State of New York,
                  Educational Facilities (State University):
     2,500,000    5.250%, 5/15/15                                        No Opt. Call               Aaa           2,447,975
     1,200,000    7.000%, 5/15/18 (Pre-refunded to 5/15/00)               5/00 at 102               Aaa           1,352,472
     2,000,000    6.500%, 5/15/19 (Pre-refunded to 5/15/00)               5/00 at 100               Aaa           2,182,140
     5,000,000   Dormitory Authority of the State of New York,
                  (New York University), 6.250%, 7/01/09                  7/01 at 102               Aaa           5,394,250
     1,000,000   Dormitory Authority of the State of New York
                  (Fordham University), 7.200%, 7/01/15
                  (Pre-refunded to 7/01/00)                               7/00 at 102               Aaa           1,137,910
     4,640,000   Dormitory Authority of the State of New York,
                  (Mount Sinai School of Medicine),
                  5.000%, 7/01/21                                         7/04 at 102               Aaa           4,321,510
     1,500,000   Dormitory Authority of the State of New York
                  (Sarah Lawrence College), 6.000%, 7/01/24               7/05 at 102               Aaa           1,568,325
     2,000,000   Dormitory Authority of the State of New York
                  (Ellis Hospital), 5.600%, 8/01/25                       8/05 at 102               Aaa           1,961,740
     2,015,000   Dormitory Authority of the State of New York
                  (St. Vincents Hospital and Medical Center),
                  5.800%, 8/01/25                                         8/05 at 102               Aaa           2,049,416
     1,000,000   Erie County Water Authority, Water Works,
                  6.750%, 12/01/14                                       12/09 at 100               Aaa           1,141,190
                 Glen Cove General Obligation:
       445,000    5.500%, 6/15/09                                        No Opt. Call               Aaa             466,605
       455,000    5.600%, 6/15/10                                        No Opt. Call               Aaa             478,942
       470,000    5.625%, 6/15/11                                        No Opt. Call               Aaa             488,838
       500,000   Greece Central School District, General
                  Obligation, 6.000%, 6/15/09                            No Opt. Call               Aaa             551,420
                 Half Moon General Obligation:
       385,000    6.500%, 6/01/09                                        No Opt. Call               Aaa             445,114
       395,000    6.500%, 6/01/10                                        No Opt. Call               Aaa             455,072
       395,000    6.500%, 6/01/11                                        No Opt. Call               Aaa             453,326
---------------------------------------------------------------------------------------------------------------------------

                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                   OPT. CALL                                MARKET
AMOUNT           DESCRIPTION                                              PROVISIONS*         RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$      600,000   Jamesville-Dewitt Central School District,
                  General Obligation, 5.750%, 6/15/04                     No Opt. Call              Aaa      $      652,914
     1,000,000   Metropolitan Transportation Authority, Transit
                  Facilities Service Contract, 7.500%, 7/01/17             7/98 at 102              Aaa           1,089,560
    10,340,000   Metropolitan Transportation Authority, Transit
                  Facilities 6.500%, 7/01/18                               7/02 at 102              Aaa          11,404,296
                 Middle Country Central School District at
                  Centereach (Town of Brookhaven),
                  General Obligation:
       475,000    6.900%, 12/15/07                                        No Opt. Call              Aaa             568,988
       475,000    6.900%, 12/15/08                                        No Opt. Call              Aaa             571,781
                 Monroe County General Obligation:
       375,000    6.500%, 6/01/15                                          6/01 at 102              Aaa             410,756
       375,000    6.500%, 6/01/16                                          6/01 at 102              Aaa             411,491
       350,000    6.500%, 6/01/17                                          6/01 at 102              Aaa             384,059
     3,725,000   Montgomery, Otsego, Schoharie County Solid
                  Waste Management Authority, Solid Waste System,
                  7.250%, 1/01/14 (Pre-refunded to 1/01/00)                1/00 at 103              Aaa           4,228,918
                 Mount Sinai Union Free School District General
                  Obligation:
     1,000,000    7.250%, 2/15/15 (Pre-refunded to 2/15/00)                2/00 at 102              Aaa           1,130,310
       500,000    6.200%, 2/15/15                                         No Opt. Call              Aaa             551,180
     1,035,000    6.200%, 2/15/16                                         No Opt. Call              Aaa           1,144,110
     1,000,000    7.250%, 2/15/17 (Pre-refunded to 2/15/00)                2/00 at 102              Aaa           1,130,310
     1,500,000   Nassau County General Obligation,
                  5.700%, 8/01/13                                          8/04 at 103              Aaa           1,566,060
     4,840,000   Nassau County Industrial Development Agency,
                  Civic Facilities (Hofstra University Project),
                  6.750%, 8/01/11                                          8/01 at 102              Aaa           5,369,109
     1,020,000   New Rochelle General Obligation,
                  6.200%, 8/15/22                                          8/04 at 102              Aaa           1,089,166
                 New York City General Obligation:
       500,000    8.250%, 11/01/02 (Pre-refunded to 11/01/97)         11/97 at 101 1/2              Aaa             544,775
     3,000,000    6.250%, 8/01/10 (Pre-refunded to 8/01/02)            8/02 at 101 1/2              Aaa           3,355,770
     1,000,000    6.250%, 8/01/10                                      8/02 at 101 1/2              Aaa           1,067,160
     3,520,000    5.750%, 5/15/12                                      5/03 at 101 1/2              Aaa           3,622,326
        75,000    6.625%, 8/01/12                                      8/02 at 101 1/2              Aaa              82,985
     2,600,000    6.000%, 8/01/12                                      8/02 at 101 1/2              Aaa           2,721,342
     1,300,000    7.000%, 10/01/15                                        No Opt. Call              Aaa           1,405,859
     2,000,000    7.000%, 10/01/16                                        10/99 at 100              Aaa           2,411,520
     1,025,000    7.000%, 10/01/17                                        No Opt. Call              Aaa           1,108,466
       310,000    7.000%, 10/01/18                                        No Opt. Call              Aaa             335,243
     1,000,000    5.375%, 10/01/20                                    10/03 at 101 1/2              Aaa             957,880
     1,000,000   New York City Educational Construction Fund
                  5.625%, 4/01/13                                      4/04 at 101 1/2              Aaa           1,016,100


PORTFOLIO OF INVESTMENTS

NUVEEN NEW YORK INSURED TAX-FREE VALUE FUND--CONTINUED
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
                 New York City Health and Hospitals Corporation:
$    2,500,000    5.625%, 2/15/13                                          2/03 at 102              Aaa      $    2,522,700
    11,980,000    5.750%, 2/15/22                                          2/03 at 102              Aaa          11,955,561
     5,000,000   New York City Housing Development Corporation
                  Pass-Through Certificates, Multi-Family Housing,
                  FHA Insured 6.500%, 2/20/19                              7/97 at 105              Aaa           5,984,600
     1,000,000   New York City Housing Development Corporation
                  Multi-Family, FHA Insured, 5.850%, 5/01/26               5/03 at 102              Aaa           1,004,840
     3,250,000   New York City Municipal Water Financing,
                  6.750%, 6/15/16                                          6/01 at 101              Aaa           3,601,890
                 New York City Municipal Water Finance
                  Authority, Water and Sewer System:
     1,000,000    7.250%, 6/15/15 (Pre-refunded to 6/15/00)            6/00 at 101 1/2              Aaa           1,134,550
     6,765,000    5.750%, 6/15/18                                      6/02 at 101 1/2              Aaa           6,824,261
     2,525,000    5.375%, 6/15/19                                          6/04 at 101              Aaa           2,440,185
     4,650,000    5.500%, 6/15/20                                          6/02 at 100              Aaa           4,560,999
                 New York City Transit Authority Transit Facilities
                  (Livingston Plaza Project):
     1,000,000    7.500%, 1/01/20 (Pre-refunded to 1/01/00)                1/00 at 102              Aaa           1,137,820
     8,725,000    5.250%, 1/01/20                                          1/03 at 100              Aaa           8,188,849
     2,200,000   New York City Trust for Cultural Resources
                  (American Museum of Natural History),
                  6.900%, 4/01/21 (Pre-refunded to 4/01/01)                4/01 at 102              Aaa           2,502,940
     1,000,000   New York City Industrial Development Agency,
                  Civic Facility (USTA National Tennis Center
                  Incorporated Project), 6.375%, 11/15/14                 11/04 at 102              Aaa           1,080,530
     1,000,000   New York City Industrial Development Agency
                  (New School for Social Research),
                  5.750%, 9/01/15                                          9/05 at 102              Aaa           1,016,410
     1,590,000   Niagara Falls General Obligation,
                  6.900%, 3/01/21                                          3/04 at 102              Aaa           1,807,019
     5,725,000   Niagara Falls Bridge Commission, Toll Bridge
                  System Revenue, 6,125%, 10/01/19
                  (Pre-refunded to 10/01/02)                              10/02 at 102              Aaa           6,398,203
                 North Hempstead General Obligation:
     1,500,000    6.375%, 4/01/09                                         No Opt. Call              Aaa           1,709,490
       425,000    6.800%, 6/01/10 (Pre-refunded to 6/01/00)                6/00 at 102              Aaa             476,153
       425,000    6.800%, 6/01/11 (Pre-refunded to 6/01/00)                6/00 at 102              Aaa             476,153
     1,505,000    6.400%, 4/01/14                                         No Opt. Call              Aaa           1,702,622
                 North Hempstead Solid Waste Management
                  Authority:
     2,175,000    5.000%, 2/01/07                                          2/04 at 102              Aaa           2,192,705
     1,825,000    5.000%, 2/01/12                                          2/04 at 102              Aaa           1,748,551
---------------------------------------------------------------------------------------------------------------------------

                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
                 Nyack Union Free School District:
$      625,000    6.500%, 4/01/12                                          4/02 at 102              Aaa      $      686,544
       625,000    6.500%, 4/01/13                                          4/02 at 102              Aaa             686,894
       625,000    6.500%, 4/01/14                                          4/02 at 102              Aaa             688,288
                 Rensselaer County General Obligation:
       960,000    6.700%, 2/15/13                                         No Opt. Call              Aaa           1,126,339
       960,000    6.700%, 2/15/14                                         No Opt. Call              Aaa           1,126,138
       960,000    6.700%, 2/15/15                                         No Opt. Call              Aaa           1,125,226
                 Rondout Valley Central School District,
                  General Obligation:
       550,000    6.800%, 6/15/06                                         No Opt. Call              Aaa             649,033
       550,000    6.850%, 6/15/07                                         No Opt. Call              Aaa             652,933
       550,000    6.850%, 6/15/08                                         No Opt. Call              Aaa             656,288
       550,000    6.850%, 6/15/09                                         No Opt. Call              Aaa             656,508
       550,000    6.850%, 6/15/10                                         No Opt. Call              Aaa             655,171
                 Suffolk County General Obligation:
     1,000,000    6.900%, 4/01/01                                          4/00 at 102              Aaa           1,120,510
     1,895,000    5.250%, 7/15/09                                          7/02 at 102              Aaa           1,913,419
       600,000    6.150%, 5/01/10                                          5/03 at 102              Aaa             641,418
     1,890,000    5.300%, 7/15/10                                          7/02 at 102              Aaa           1,901,699
     1,630,000    5.400%, 4/01/11                                          4/02 at 102              Aaa           1,642,763
     1,860,000    5.400%, 7/15/11                                          7/02 at 102              Aaa           1,874,954
     1,000,000    5.400%, 7/15/12                                          7/02 at 102              Aaa           1,005,890
       630,000    5.400%, 4/01/14                                          4/02 at 102              Aaa             628,595
       625,000    5.400%, 4/01/15                                          4/02 at 102              Aaa             619,894
     1,000,000   Suffolk County Industrial Development Agency,
                  Southwest Sewer System, 4.750%, 2/01/09                  2/04 at 101              Aaa             963,010
                 Suffolk County Water Authority, Water System:
     1,800,000    5.100%, 6/01/11                                         No Opt. Call              Aaa           1,774,530
     2,565,000    5.625%, 6/01/16                                          6/02 at 102              Aaa           2,558,613
     3,700,000    5.000%, 6/01/17                                          6/03 at 102              Aaa           3,458,501
                 Triborough Bridge and Tunnel Authority, General
                  Purpose Revenue:
     2,750,000    6.500%, 1/01/19                                      1/02 at 101 1/2              Aaa           3,007,095
     2,000,000    7.000%, 1/01/20 (Pre-refunded to 1/01/01)                1/01 at 102              Aaa           2,273,580
     1,175,000    7.000%, 1/01/21 (Pre-refunded to 1/01/01)            1/01 at 101 1/2              Aaa           1,330,934
     8,650,000   Triborough Bridge and Tunnel Authority, Special
                  Obligation, 6.875%, 1/01/15                              1/01 at 102              Aaa           9,607,205
     1,750,000   Yonkers General Obligation, 7.375%, 12/01/09
                  (Pre-refunded to 12/01/00)                              12/00 at 102              Aaa           2,022,405
---------------------------------------------------------------------------------------------------------------------------
$  338,925,000   Total Investments - (Cost $333,979,266) - 97.3%                                                359,533,384
==============-------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

NUVEEN NEW YORK INSURED TAX-FREE VALUE FUND--CONTINUED
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                              MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**              VALUE
--------------------------------------------------------------------------------------------------------------------------
                 TEMPORARY INVESTMENTS IN SHORT-TERM
                 MUNICIPAL SECURITIES - 1.9%
$    3,500,000   New York City General Obligation Fiscal
                  1995B-B6 Insured, Adjustable Rate,
                  3.450%, 8/15/05+                                                               VMIG-1      $    3,500,000
     1,500,000   New York City General Obligation, Variable Rate
                  Demand Bonds, 3.300%, 8/01/22+                                                 VMIG-1           1,500,000
       200,000   New York City General Obligation Bonds,
                  Adjustable Rate, 3.450%, 8/15/22+                                              VMIG-1             200,000
     1,800,000   Port Authority of New York and New
                  Jersey, Versatile Structure Obligations,
                  3.050%, 5/01/19+                                                                 A-1+           1,800,000
---------------------------------------------------------------------------------------------------------------------------
$    7,000,000   Total Temporary Investments - 1.9%                                                               7,000,000
==============-------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 0.8%                                                             2,930,866
---------------------------------------------------------------------------------------------------------------------------
                 Net Assets - 100%                                                                           $  369,464,250
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER             MARKET           MARKET
                           STANDARD & POOR'S                 MOODY'S          OF ISSUES              VALUE          PERCENT
---------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                              AAA                      Aaa                155       $355,089,074              99%
RATINGS**                     AA+, AA, AA--        Aa1, Aa, Aa2, Aa3                  4          4,444,310               1
PORTFOLIO OF
INVESTMENTS
(EXCLUDING
TEMPORARY
INVESTMENTS):
---------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                               159       $359,533,384             100%
===========================================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

* Optional call provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates

** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

NUVEEN OHIO TAX-FREE VALUE FUND
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
                 Ohio Air Quality Development Authority,
                 Pollution Control (Ohio Edison Company):
$    2,000,000    7.450%, 3/01/16                                          3/00 at 102              Aaa      $    2,233,060
       750,000    7.625%, 7/01/23                                          7/99 at 102             Baa3             803,318
     3,000,000    5.625%, 11/15/29                                        11/03 at 102              Aaa           2,977,290
     1,750,000   Ohio Air Quality Development Authority,
                  Pollution Control (Columbus Southern
                  Power Company), 6.375%, 12/01/20                        12/02 at 102              Aaa           1,882,650
     1,000,000   Ohio Air Quality Development Authority,
                  Pollution Control (Ohio Power Company),
                  7.400%, 8/01/09                                          8/99 at 102             Baa1           1,060,600
     2,000,000   Ohio Air Quality Development Authority,
                  Pollution Control (Cleveland Electric
                  Illuminating Company), 8.000%, 12/01/13                  6/02 at 103              Aaa           2,399,380
     1,000,000   Ohio Building Authority (State Correctional
                  Facilities), 7.125%, 9/01/09                             9/96 at 102               A1           1,033,980
     1,250,000   Ohio Capital Corporation for Housing, Multi-
                  Family Housing, 7.600%, 11/01/23                        11/97 at 105              AAA           1,333,663
                 Ohio General Obligation:
     1,475,000    6.650%, 8/01/05                                         No Opt. Call               Aa           1,710,764
     1,000,000    6.000%, 8/01/10                                         No Opt. Call               Aa           1,090,530
       250,000   Ohio Higher Educational Facility Commission
                  (Ohio Dominican College), 8.500%, 12/01/07
                  (Pre-refunded to 12/01/97)                              12/97 at 102              N/R             274,655
       400,000   Ohio Higher Educational Facility Commission
                  (John Carroll University), 9.250%, 10/01/07
                  (Pre-refunded to 10/01/97)                              10/97 at 102                A             442,048
     1,000,000   Ohio Higher Educational Facility Commission
                  (Ohio Wesleyan University), 7.650%, 11/15/07            11/97 at 102              Aaa           1,085,360
     1,000,000   Ohio Higher Educational Facility Commission
                  (Ohio Northern University), 7.300%, 5/15/10
                  (Pre-refunded to 5/15/00)                                5/00 at 100              Aaa           1,119,240
     1,750,000   Ohio Higher Educational Facility Commission
                  (University of Dayton), 5.800%, 12/01/19                12/04 at 102              Aaa           1,784,195
                 Ohio Housing Finance Agency, Single Family
                  Mortgage (GNMA):
       695,000    7.500%, 9/01/13                                          9/00 at 102              AAA             742,295
       850,000    7.400%, 9/01/15                                          3/00 at 102              AAA             906,168
       350,000    7.050%, 9/01/16                                          9/01 at 102              Aaa             372,918
     2,500,000   Ohio Turnpike Commission, 5.750%, 2/15/24                 2/04 at 102             AA--           2,557,975
     1,750,000   Ohio Water Development Authority
                  (Dayton Power and Light Company),
                  6.400%, 8/15/27                                          8/02 at 102             AA--           1,877,575
       100,000   Ohio IOOF Home (FHA-Insured), 8.150%, 8/01/02             8/97 at 103              AAA             107,156
 --------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
                 Adams County/Ohio Valley School District,
                  General Obligation:
$    2,000,000    7.000%, 12/01/15                                        No Opt. Call              Aaa      $    2,397,860
     3,865,000    5.250%, 12/01/21                                        12/05 at 102              Aaa           3,719,560
     3,955,000   Akron General Obligation, Limited Tax,
                  6.750%, 12/01/14                                        12/04 at 102              Aaa           4,496,400
     1,500,000   Akron Waterworks System, 6.550%, 3/01/12
                  (Pre-refunded to 3/01/01)                                3/01 at 102              Aaa           1,676,235
     3,350,000   Anthony Wayne Local School District, General
                  Obligation, 5.750%, 12/01/24                            12/05 at 101              Aaa           3,393,919
     1,000,000   Aurora City School District, General Obligation,
                  5.800%, 12/01/16                                        12/05 at 102              Aaa           1,025,190
     1,475,000   Bedford Hospital (Community Hospital),
                  8.500%, 5/15/09 (Pre-refunded to 5/15/00)                5/00 at 102              N/R           1,667,960
                 Bellefontaine Sewer System:
     1,000,000    6.800%, 12/01/07                                        12/02 at 101             Baa1           1,072,040
     1,000,000    6.900%, 12/01/11                                        12/02 at 101             Baa1           1,072,360
     2,500,000   Buckeye Valley Local School District, General
                  Obligation, 6.850%, 12/01/15                            No Opt. Call              Aaa           2,955,350
     1,250,000   Butler County Hospital Facilities (Fort Hamilton-
                  Hughes Memorial Hospital), 7.500%, 1/01/10               1/02 at 102              Baa           1,340,863
     1,000,000   Canal Winchester Local School District, General
                  Obligation, Unlimited Tax, 7.100%, 12/01/13
                  (Pre-refunded to 12/01/01)                              12/01 at 102              Aaa           1,158,100
     1,000,000   Centerville General Obligation, 5.625%, 12/01/26         12/05 at 101              Aaa           1,001,610
     1,000,000   Clermont County, Road Improvement,
                  Limited Tax, 7.125%, 9/01/11
                  (Pre-refunded to 9/01/00)                                9/00 at 102              Aaa           1,136,400
                 Clermont County Sewer System Revenue:
     2,000,000    7.375%, 12/01/20 (Pre-refunded to 12/01/00)             12/00 at 102              Aaa           2,305,680
     1,000,000    7.100%, 12/01/21 (Pre-refunded to 12/01/01)             12/01 at 102              Aaa           1,158,100
     1,000,000   Clermont County Waterworks System,
                  6.625%, 12/01/13 (Pre-refunded to 12/01/01)             12/01 at 102              Aaa           1,134,100
     2,000,000   Cleveland City School District, General Obligation,
                  Unlimited Tax, 5.875%, 12/01/11                         12/02 at 102              Aaa           2,078,820
     1,500,000   Cleveland Public Power System,
                  7.000%, 11/15/24                                        11/04 at 102              Aaa           1,728,555
                 Cleveland Waterworks Mortgage:
     1,000,000    6.500%, 1/01/11                                          1/02 at 102              Aaa           1,100,490
     1,750,000    6.500%, 1/01/21 (Pre-refunded to 1/01/02)                1/02 at 102              Aaa           1,966,370
     1,000,000   Coldwater Exempted Village School District,
                  Unlimited Tax, 7.000%, 12/01/13
                  (Pre-refunded to 12/01/99)                              12/99 at 102              Aaa           1,119,690
---------------------------------------------------------------------------------------------------------------------------


                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$    1,500,000   Columbus General Obligation, Unlimited Tax,
                  6.500%, 1/01/10                                          1/02 at 102              Aaa      $    1,625,145
     2,050,000   Columbus General Obligation, 5.250%, 9/15/18              9/03 at 102              Aaa           2,006,212
     1,500,000   Cuyahoga County General Obligation,
                  Unlimited Tax,
                  7.000%, 10/01/13 (Pre-refunded to 10/01/01)             10/01 at 102              N/R           1,722,885
     1,000,000   Cuyahoga County General Obligation,
                  5.250%, 10/01/13                                        No Opt. Call               AA             983,610
     1,000,000   Cuyahoga County General Obligation, Public
                  Improvements, 5.250%, 11/15/15                          11/05 at 102               Aa             972,990
     1,250,000   Cuyahoga County, Hospital Improvement
                  (Deaconess Hospital), 7.450%, 10/01/18
                  (Pre-refunded to 10/01/00)                              10/00 at 103               A1           1,448,888
     2,750,000   Cuyahoga County Hospital (Meridia Health
                  System), 7.250%, 8/15/19                                 8/00 at 102               A1           2,993,155
     2,000,000   Dayton Airport Refunding Bonds (James
                  M. Cox-Dayton International Airport),
                  5.250%, 12/01/15                                        12/05 at 101              Aaa           1,934,200
       750,000   Defiance Waterworks System, General Obligation,
                  Unlimited Tax, 6.200%, 12/01/20                         12/04 at 102              Aaa             806,955
     1,110,000   Fairborn General Obligation, Limited Tax,
                  7.000%, 10/01/11                                        10/02 at 102              Aaa           1,265,777
     2,790,000   Franklin County Limited Tax, 5.375%, 12/01/20            12/08 at 102              Aaa           2,806,712
                  Franklin County, Hospital Facilities (Ohio
                  Presbyterian Retirement Services):
     1,350,000    8.750%, 7/01/21                                          7/01 at 103              N/R           1,448,064
     1,500,000    6.500%, 7/01/23                                          7/03 at 102              N/R           1,423,830
       500,000   Franklin County, Refunding and Improvement
                  Bonds (Riverside Hospital), 7.250%, 5/15/20              5/00 at 102              Aaa             555,865
       705,000   Franklin County, FHA Insured (Worthington
                  Village Nursing Home), 7.000%, 8/01/16                   8/00 at 102              N/R             732,107
     1,000,000   Franklin County, Hospital Facilities
                  (Riverside United Methodist Hospital),
                  5.750%, 5/15/20                                          5/03 at 102               Aa             983,860
     1,000,000   Franklin County, (OCLC Online Computer
                  Library Center Project), 7.200%, 7/15/06                 7/01 at 100              N/R           1,079,340
       250,000   Fremont Sewerage System, 8.100%, 12/01/07
                  (Pre-refunded to 12/01/97)                              12/97 at 102              A--             272,973
     1,000,000   Gahanna-Jefferson School District, General
                  Obligation, Unlimited Tax, 7.125%, 12/01/14
                  (Pre-refunded to 12/01/00)                              12/00 at 102               A1           1,138,440
     3,000,000   Garfield Heights (Marymount Hospital),
                  6.650%, 11/15/11                                        11/02 at 102                A           3,156,420
---------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
NUVEEN OHIO TAX-FREE VALUE FUND-CONTINUED

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$    1,000,000   Geauga County General Obligation,
                  5.625%, 12/01/15                                        12/05 at 102               Aa      $    1,009,330
                 Grandview Heights City School District, General
                  Obligation:
     2,000,000    6.100%, 12/01/19                                        12/05 at 101               AA           2,102,060
     1,020,000    5.550%, 12/01/19                                        No Opt. Call               AA           1,036,820
       250,000   Grandview Heights, Library Building Mortgage,
                  8.250%, 12/01/07 (Pre-refunded to 12/01/97)             12/97 at 102              N/R             273,918
     1,000,000   Greenville Wastewater System, 6.350%, 12/01/17           10/02 at 102              Aaa           1,074,990
     1,495,000   Hamilton County, FHA-Insured (Judson Care
                  Center), 7.800%, 8/01/19                            8/00 at 101 5/16               A+           1,615,168
       400,000   Hubbard Sewer System, 8.800%, 11/15/17                    5/98 at 102              N/R             437,992
     1,000,000   Indian Lake Local School District,
                  General Obligation, 5.375%, 12/01/23                    12/06 at 101              Aaa             975,970
     1,000,000   Indian Valley Local School District, General
                  Obligation, 5.750%, 12/01/19                            12/05 at 102              Aaa           1,018,300
     1,000,000   Kent State University, General Receipts,
                  6.500%, 5/01/22                                          5/02 at 102              Aaa           1,101,050
     1,000,000   Kettering City School District, General Obligation,
                  Unlimited Tax, 5.300%, 12/01/14                         12/05 at 101              Aaa             978,410
     3,630,000   Kings Local School District, General Obligation,
                  5.500%, 12/01/21                                        12/05 at 100              Aaa           3,602,485
       500,000   Kirtland Local School District, General Obligation,
                  Unlimited Tax, 7.500%, 12/01/09                         12/99 at 102               A1             552,840
     1,500,000   Lakewood General Obligation, 6.500%, 12/01/12            12/02 at 102               Aa           1,657,650
     1,000,000   Lakota Local School District, General Obligation,
                  Unlimited Tax, 6.125%, 12/01/17                         12/05 at 100              Aaa           1,054,710
       500,000   Lorain General Obligation, 5.650%, 12/01/15              12/05 at 102              Aaa             509,725
     1,500,000   Lorain Hospital (Lakeland Community Hospital),
                  6.500%, 11/15/12                                        11/02 at 102               A1           1,558,890
       500,000   Lorain Sewer System, 8.750%, 4/01/11                      4/98 at 102            BBB--             557,500
     1,000,000   Lucas County General Obligation, Limited Tax,
                  6.650%, 12/01/12                                        12/02 at 102                A           1,046,070
     1,500,000   Lucas County General Obligation,
                  5.400%, 12/01/15                                        12/05 at 102              Aaa           1,473,945
     1,000,000   Mahoning County General Obligation,
                  Limited Tax, 7.200%, 12/01/09                           12/99 at 102              Aaa           1,109,720
     2,000,000   Mahoning County, Hospital Improvement
                  (St. Elizabeth Hospital Medical Center),
                  7.375%, 12/01/09                                         6/96 at 102               A1           2,052,260
     2,355,000   Mahoning County, Hospital Improvement
                  (YHA Inc. Project), 7.000%, 10/15/14                    10/00 at 102              Aaa           2,616,264
     1,000,000   Marion County (United Church Homes, Inc. Project),
                  6.375%, 11/15/10                                        11/03 at 102            BBB--           1,008,520
---------------------------------------------------------------------------------------------------------------------------


                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    OPT. CALL                               MARKET
AMOUNT           DESCRIPTION                                               PROVISIONS*        RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
                 Marion County, Health Facilities (United Church
                  Homes, Inc.):
$    1,150,000    8.875%, 12/01/12 (Pre-refunded to 12/01/99)             12/99 at 103              N/R      $    1,358,622
       750,000    6.300%, 11/15/15                                        11/03 at 102            BBB--             724,095
     1,000,000   Marysville Exempted Village School District, General
                  Obligation, Unlimited Tax, 7.200%, 12/01/10
                  (Pre-refunded to 12/01/00)                              12/00 at 102              Aaa           1,145,360
     1,250,000   Marysville Water System, 7.050%, 12/01/21                 2/01 at 101              Aaa           1,434,675
     1,000,000   Mentor Village Exempted School District,
                  General Obligation, Unlimited Tax,
                  7.400%, 12/01/11 (Pre-refunded to 12/01/02)             12/02 at 100              Aaa           1,133,490
     1,000,000   Montgomery County Water (Greater Moraine-Beaver
                  Creek Sewer District), 6.250%, 11/15/17                 11/02 at 102              Aaa           1,067,300
     3,000,000   Mount Vernon (Knox Community Hospital),
                  7.875%, 6/01/12                                          6/96 at 103              N/R           3,099,690
     2,265,000   Napolean (Luthern Orphan's and Old Folks Home
                  Project), 6.875%, 8/01/23                                9/04 at 102               Aa           2,449,915
     1,000,000   North Olmstead, General Obligation, Limited Tax,
                  6.250%, 12/15/12                                        12/02 at 102              Aaa           1,080,350
     1,000,000   Northeast Ohio Regional Sewer District, Wastewater
                  Improvement, 5.600%, 11/15/16                           11/05 at 101              Aaa           1,001,180
       500,000   Ottawa County General Obligation,
                  5.750%, 12/01/14                                        12/05 at 102              Aaa             512,630
     1,000,000   Parma General Obligation, Limited Tax,
                  7.600%, 12/01/11                                        12/00 at 102                A           1,158,680
     1,750,000   Pickerington Local School District, General
                  Obligation, Unlimited Tax, 6.750%, 12/01/16             12/01 at 102                A           1,875,808
     1,000,000   Revere Local School District, General Obligation,
                  Unlimited Tax, 6.000%, 12/01/16                         12/03 at 102              Aaa           1,044,560
     1,500,000   Reynoldsburg City School District, General
                  Obligation, Unlimited Tax, 6.550%, 12/01/17             12/02 at 102              Aaa           1,661,925
     1,200,000   Ridgemont Local School District, General
                  Obligation, Unlimited Tax, 7.250%, 12/01/14             12/02 at 102              N/R           1,286,472
       735,000   Salem Sewer System, 7.500%, 11/01/11
                  (Pre-refunded to 11/01/96)                              11/96 at 102              N/R             769,176
     1,000,000   Springfield City School District, General Obligation,
                  Unlimited Tax, 6.600%, 12/01/12                         12/01 at 102              Aaa           1,109,790
     2,340,000   Stow General Obligation, 6.200%, 12/01/20                12/05 at 102               A1           2,464,651
     3,080,000   Sylvania City School District, General Obligation,
                  5.750%, 12/01/22                                        12/05 at 101              Aaa           3,120,379
     1,070,000   Trumbull County General Obligation,
                  7.000%, 12/01/04                                        No Opt. Call              Aaa           1,260,449
     1,000,000   Trumbull County Hospital (Trumbull Memorial
                  Hospital), 6.900%, 11/15/12                             11/01 at 102              Aaa           1,120,840
---------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS


---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                   OPT. CALL                                MARKET
AMOUNT           DESCRIPTION                                              PROVISIONS*         RATINGS**               VALUE
---------------------------------------------------------------------------------------------------------------------------
$      750,000   Tuscarawas County, Hospital Facilities (Union
                  Hospital), 6.500%, 10/01/21                            10/03 at 102               Baa          $  727,688
                 University of Cincinnati, General Receipts:
     1,000,000    7.300%, 6/01/09 (Pre-refunded to 6/01/99)               6/99 at 100               AA--          1,098,110
     1,000,000    6.300%, 6/01/12                                        12/02 at 102               AA--          1,077,520
     1,600,000    5.500%, 6/01/15                                         6/05 at 101               AA--          1,587,648
     1,500,000   University of Toledo, General Receipts,
                  5.350%, 6/01/25                                         6/04 at 102               Aaa           1,430,670
     2,650,000   Walnut Township Local School District, General
                  Obligation, 6.200%, 12/01/20                           No Opt. Call               Aaa           2,950,961
     1,950,000   Warren County, Hospital Facilities, Otterbein Home
                  Project, 7.200%, 7/01/11                                7/01 at 102               Aa1           2,125,363
                 Warren General Obligation, Limited Tax:
     1,500,000    7.750%, 11/01/10 (Pre-refunded to 11/01/00)            11/00 at 102              BBB+           1,756,740
       250,000    8.625%, 11/15/13 (Pre-refunded to 11/15/98)            11/98 at 102              BBB+             284,936
     2,500,000   Washington Water System, 5.375%, 12/01/19               12/03 at 101               Aaa           2,408,900
       750,000   West Geauga Local School District, General
                  Obligation, Unlimited Tax, 5.950%, 11/01/12            11/04 at 102               Aaa             786,480
       500,000   Wooster City School District, General Obligation,
                  Unlimited Tax, 6.500%, 12/01/17                        12/02 at 102               Aaa             552,243
     3,000,000   Puerto Rico Electric Power Authority,
                  5.500%, 7/01/25                                         7/05 at 100               A--           2,879,670
---------------------------------------------------------------------------------------------------------------------------
$  168,710,000   Total Investments - (Cost $167,189,364) - 98.7%                                                179,829,453
===========================================================================================================================
                 TEMPORARY INVESTMENTS IN SHORT-TERM
                 MUNICIPAL SECURITIES - 0.4%
$      500,000   Cuyahoga County, University Hospital of
                  Cleveland, Variable Rate Demand Bonds,
                  3.400%, 1/01/16+                                                               VMIG-1             500,000
       300,000   Ohio Air Quality Development Authority
                  (The Cincinnati Gas and Electric Company),
                  Variable Rate Demand Bonds, 3.450%, 9/01/30+                                   VMIG-1             300,000
---------------------------------------------------------------------------------------------------------------------------
$      800,000   Total Temporary Investments - 0.4%                                                                 800,000
==============-------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 0.9%                                                             1,530,461
---------------------------------------------------------------------------------------------------------------------------
                 Net Assets - 100%                                                                           $  182,159,914
===========================================================================================================================


                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

---------------------------------------------------------------------------------------------------------------------------
                                                                          NUMBER              MARKET                 MARKET
                 STANDARD & POOR'S                        MOODY'S      OF ISSUES               VALUE                PERCENT
---------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                     AAA                            Aaa             66        $103,834,421                    58%
RATINGS**            AA+, AA, AA--              Aa1, Aa, Aa2, Aa3             16          24,321,720                    13
PORTFOLIO OF                    A+                             A1              9          14,858,272                     8
INVESTMENTS                 A, A--                      A, A2, A3              7          10,831,669                     6
(EXCLUDING        BBB+, BBB, BBB--          Baa1, Baa, Baa2, Baa3             11          10,408,660                     6
TEMPORARY                Non-rated                      Non-rated             13          15,574,711                     9
INVESTMENTS):
---------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                        122        $179,829,453                   100%
===========================================================================================================================

* Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

---------------------------------------------------------------------------------------------------------------------------
                                                                       CA           CA INS          MA            MA INS
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal securities, at market value (note 1)     $226,239,426   $218,186,376   $ 78,218,271   $ 63,715,206
Temporary investments in short-term municipal securities,
  at amortized cost (note 1)                                           400,000      7,900,000      2,600,000      1,500,000
Cash                                                                         -        401,476        114,539        119,718
Receivables:
 Interest                                                            3,966,815      3,247,317      1,092,435      1,001,565
 Shares sold                                                            23,967        144,099         37,818         11,460
 Investments sold                                                            -              -              -              -
Other assets                                                            12,536          9,831          4,176          2,806
                                                                  ------------   ------------   ------------   ------------
   Total assets                                                    230,642,744    229,889,099     82,067,239     66,350,755
                                                                  ------------   ------------   ------------   ------------
LIABILITIES
Payables:
 Investments purchased                                                       -      5,215,642              -              -
 Shares reacquired                                                      40,000         56,538         24,922              -
Cash overdraft                                                          68,006              -              -              -
Accrued expenses:
 Management fees (note 7)                                              100,051         97,484         35,880         29,076
 Other                                                                  52,068         50,374         43,994         25,856
Dividends payable                                                      599,330        536,574        261,287        196,115
                                                                  ------------   ------------   ------------   ------------
   Total liabilities                                                   859,455      5,956,612        366,083        251,047
                                                                  ------------   ------------   ------------   ------------
Net assets (note 8)                                               $229,783,289   $223,932,487   $ 81,701,156   $ 66,099,708
                                                                  ============   ============   ============   ============
Class A Shares (note 1)
Net Assets                                                        $ 12,709,245   $ 17,250,452   $  4,289,634   $  5,290,906
                                                                  ============   ============   ============   ============
Shares outstanding                                                   1,201,563      1,603,198        431,437        504,138
                                                                  ============   ============   ============   ============
Net asset value and redemption price per share                    $      10.58   $      10.76   $       9.94   $      10.49
                                                                  ============   ============   ============   ============
Offering price per share (net asset value per share plus
 maximum sales charge of 4.50% of offering price)                 $      11.08   $      11.27   $      10.41   $      10.98
                                                                  ============   ============   ============   ============

Class C Shares (note 1)
Net Assets                                                        $    684,050   $  1,040,354   $    638,184   $    706,398
                                                                  ============   ============   ============   ============
Shares outstanding                                                      64,678         97,466         64,525         67,455
                                                                  ============   ============   ============   ============
Net asset value, offering and redemption price per share          $      10.58   $      10.67   $       9.89   $      10.47
                                                                  ============   ============   ============   ============
Class R Shares (note 1)
Net Assets                                                        $216,389,994   $205,641,681   $ 76,773,338   $ 60,102,404
                                                                  ============   ============   ============   ============
Shares outstanding                                                  20,411,745     19,147,536      7,743,405      5,724,133
                                                                  ============   ============   ============   ============
Net asset value and redemption price per share                    $      10.60   $      10.74   $       9.91   $      10.50
                                                                  ============   ============   ============   ============
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

------------------------------------------------------------------------------------------------------------
                                                                       NY           NY INS           OH
------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments in municipal securities, at market value (note 1)    $165,378,435   $359,533,384   $179,829,453
 Temporary investments in short-term municipal securities,
  at amortized cost (note 1)                                         3,800,000      7,000,000        800,000
 Cash                                                                  112,018        221,918        141,353
 Receivables:
  Interest                                                           2,344,826      4,042,665      2,940,082
  Shares sold                                                          195,831         53,593         24,037
  Investments sold                                                           -              -        115,000
 Other assets                                                            5,854         23,239          7,506
                                                                  ------------   ------------   ------------
   Total assets                                                    171,836,964    370,874,799    183,857,431
                                                                  ------------   ------------   ------------
 LIABILITIES
 Payables:
  Investments purchased                                                      -              -        993,430
  Shares reacquired                                                      2,756         45,457            701
 Cash overdraft                                                              -              -              -
 Accrued expenses:
  Management fees (note 7)                                              74,192        158,596         79,739
  Other                                                                 68,252         90,386         75,057
 Dividends payable                                                     538,521      1,116,110        548,590
                                                                  ------------   ------------   ------------
   Total liabilities                                                   683,721      1,410,549      1,697,517
                                                                  ------------   ------------   ------------
 Net assets (note 8)                                              $171,153,243   $369,464,250   $182,159,914
                                                                  ============   ============   ============
 Class A Shares (note 1)
 Net Assets                                                       $ 15,731,737   $ 24,746,961   $ 12,904,370
                                                                  ============   ============   ============
 Shares outstanding                                                  1,483,039      2,332,442      1,217,784
                                                                  ============   ============   ============
 Net asset value and redemption price per share                   $      10.61   $      10.61   $      10.60
                                                                  ============   ============   ============
 Offering price per share (net asset value per share plus
  maximum sales charge of 4.50% of offering price)                $      11.11   $      11.11   $      11.10
                                                                  ============   ============   ============
 Class C Shares (note 1)
 Net Assets                                                       $    645,881   $  1,369,280   $  2,163,317
                                                                  ============   ============   ============
 Shares outstanding                                                     60,727        129,089        205,074
                                                                  ============   ============   ============
 Net asset value, offering and redemption price per share         $      10.64   $      10.61   $      10.55
                                                                  ============   ============   ============
 Class R Shares (note 1)
 Net Assets                                                       $154,775,625   $343,348,009   $167,092,227
                                                                  ============   ============   ============
 Shares outstanding                                                 14,548,997     32,374,299     15,788,804
                                                                  ============   ============   ============
 Net asset value and redemption price per share                   $      10.64   $      10.61   $      10.58
                                                                  ============   ============   ============
------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


STATEMENT OF OPERATIONS
Year ended February 29, 1996

---------------------------------------------------------------------------------------------------------------------------
                                                                       CA           CA INS           MA           MA INS
---------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
 Tax-exempt interest income (note 1)                              $ 13,781,032   $ 12,733,263   $  4,837,922    $ 3,805,611
                                                                  ------------   ------------   ------------   ------------
 Expenses (note 2):
  Management fees (note 7)                                           1,202,873      1,158,688        426,738        347,740
  12b-1 distribution and service fees (note 1)                          23,161         32,428          9,341         14,370
  Shareholders' servicing agent fees and expenses                      151,174        130,018         73,530         56,187
  Custodian's fees and expenses                                         85,828         68,050         51,005         49,007
  Directors' fees and expenses (note 7)                                  4,158          3,876          2,710          1,955
  Professional fees                                                     28,924         30,203         16,976         13,484
  Shareholders' reports - printing and mailing expenses                 76,149         70,338         56,416         31,903
  Federal and state registration fees                                    3,918          2,763          9,534          1,469
  Portfolio insurance expense                                                -         17,622              -          4,854
  Other expenses                                                         9,757         14,743          4,937          7,918
                                                                  ------------   ------------   ------------   ------------
    Total expenses before expense reimbursement                      1,585,942      1,528,729        651,187        528,887
  Expense reimbursement from investment adviser (note 7)                (3,302)        (1,695)       (59,879)          (788)
                                                                  ------------   ------------   ------------   ------------
   Net expenses                                                      1,582,640      1,527,034        591,308        528,099
                                                                  ------------   ------------   ------------   ------------
    Net investment income                                           12,198,392     11,206,229      4,246,614      3,277,512
                                                                  ------------   ------------   ------------   ------------

 REALIZED AND UNREALIZED GAIN (LOSS)
 FROM INVESTMENTS
 Net realized gain (loss) from investment transactions, net
  of taxes, if applicable (notes 1 and 5)                            1,855,177        764,418       (217,900)        12,456
 Net change in unrealized appreciation or depreciation of
  investments                                                        8,120,195      9,456,488      3,250,694      2,682,527
                                                                  ------------   ------------   ------------   ------------
   Net gain from investments                                         9,975,372     10,220,906      3,032,794      2,694,983
                                                                  ------------   ------------   ------------   ------------
 Net increase in net assets from operations                       $ 22,173,764   $ 21,427,135   $  7,279,408   $  5,972,495
                                                                  ============   ============   ============   ============
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996


------------------------------------------------------------------------------------------------------------
                                                                       NY           NY INS           OH
------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
 Tax-exempt interest income (note 1)                              $ 10,173,134   $ 21,352,872   $ 10,738,180
                                                                  ------------   ------------   ------------
 Expenses (note 2):
  Management fees (note 7)                                             882,509      1,940,010        956,869
  12b-1 distribution and service fees (note 1)                          30,739         51,219         35,618
  Shareholders' servicing agent fees and expenses                      143,133        214,972        172,725
  Custodian's fees and expenses                                         58,808         71,270         56,916
  Directors' fees and expenses (note 7)                                  1,440          6,208          1,008
  Professional fees                                                     24,971         37,406         25,755
  Shareholders' reports - printing and mailing expenses                 99,517        102,967        105,217
  Federal and state registration fees                                    2,874          7,586          3,245
  Portfolio insurance expenses                                               -          7,559              -
  Other expenses                                                         8,233         18,530          8,030
                                                                  ------------   ------------   ------------
   Total expenses before expense reimbursement                       1,252,224      2,457,727      1,365,383
  Expense reimbursement from investment adviser (note 7)               (29,700)             -        (42,592)
                                                                  ------------   ------------   ------------
   Net expenses                                                      1,222,524      2,457,727      1,322,791
                                                                  ------------   ------------   ------------
    Net investment income                                            8,950,610     18,895,145      9,415,389
                                                                  ------------   ------------   ------------

 REALIZED AND UNREALIZED GAIN (LOSS)
 FROM INVESTMENTS
 Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 5)                        1,772,126        973,136        730,235
 Net change in unrealized appreciation or depreciation of
  investments                                                        5,658,638     15,965,392      6,013,907
                                                                  ------------   ------------   ------------
    Net gain from investments                                        7,430,764     16,938,528      6,744,142
                                                                  ------------   ------------   ------------
 Net increase in net assets from operations                       $ 16,381,374   $ 35,833,673    $16,159,531
                                                                  ============   ============    ===========
------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------
                                                                              CA                          CA INS
---------------------------------------------------------------------------------------------------------------------------
                                                                  Year ended     Year ended     Year ended     Year ended
                                                                    2/29/96        2/28/95        2/29/96        2/28/95
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                             $ 12,198,392   $ 12,056,682   $ 11,206,229   $ 11,038,593
Net realized gain (loss) from investment transactions,
 net of taxes, if applicable                                         1,855,177     (2,621,487)       764,418     (1,106,384)
Net change in unrealized appreciation or depreciation
 of investments                                                      8,120,195     (8,272,724)     9,456,488     (6,870,030)
                                                                  ------------   ------------   ------------   ------------
 Net increase in net assets from operations                         22,173,764      1,162,471     21,427,135      3,062,179
                                                                  ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From net investment income:
 Class A                                                              (388,705)       (40,773)      (496,274)       (59,786)
 Class C                                                               (18,278)        (2,883)       (28,991)        (4,199)
 Class R                                                           (11,713,501)   (12,099,560)   (10,613,497)   (10,954,036)
From accumulated net realized gains from investment
 transactions:
 Class A                                                                     -         (6,186)             -         (2,542)
 Class C                                                                     -           (231)             -           (317)
 Class R                                                                     -     (1,542,643)             -       (545,843)
In excess of net realized gains from investment
 transactions:
 Class A                                                                     -              -              -              -
 Class C                                                                     -              -              -              -
 Class R                                                                     -              -              -              -
                                                                  ------------   ------------   ------------   ------------
 Decrease in net assets from distributions to shareholders         (12,120,484)   (13,692,276)   (11,138,762)   (11,566,723)
                                                                  ------------   ------------   ------------   ------------
FUND SHARE TRANSACTIONS (note 3)
Net proceeds from sale of shares:
 Class A                                                             9,631,213      3,153,792     12,814,061      4,571,343
 Class C                                                               518,671        189,814        927,664        277,611
 Class R                                                            22,522,458     24,628,063     12,331,198     21,455,944
Net asset value of shares issued to shareholders due to
 reinvestment of distributions from net investment
 income and from net realized gains from investment
 transactions:
 Class A                                                               173,826         17,920        248,069         24,201
 Class C                                                                13,296          1,844         16,740          1,935
 Class R                                                             7,264,916      8,806,336      6,444,797      7,133,691
                                                                  ------------   ------------   ------------   ------------
                                                                    40,124,380     36,797,769     32,782,529     33,464,725
                                                                  ------------   ------------   ------------   ------------
Cost of shares redeemed:
 Class A                                                              (567,970)      (117,370)    (1,021,240)       (71,333)
 Class C                                                               (64,962)        (1,036)      (167,154)       (68,234)
 Class R                                                           (31,186,974)   (31,154,367)   (21,853,091)   (29,032,260)
                                                                  ------------   ------------   ------------   ------------
                                                                   (31,819,906)   (31,272,773)   (23,041,485)   (29,171,827)
                                                                  ------------   ------------   ------------   ------------
 Net increase (decrease) in net assets derived from Fund
  share transactions                                                 8,304,474      5,524,996      9,741,044      4,292,898
                                                                  ------------   ------------   ------------   ------------
 Net increase (decrease) in net assets                              18,357,754     (7,004,809)    20,029,417     (4,211,646)
Net assets at the beginning of year                                211,425,535    218,430,344    203,903,070    208,114,716
                                                                  ------------   ------------   ------------   ------------
Net assets at the end of year                                     $229,783,289   $211,425,535   $223,932,487   $203,903,070
                                                                  ============   ============   ============   ============
Balance of undistributed net investment income at end of year     $    142,955   $     65,047   $    134,147   $     66,680
                                                                  ============   ============   ============   ============
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

----------------------------------------------------------------------------------------------------------------------------
                                                                              MA                          MA INS
---------------------------------------------------------------------------------------------------------------------------
                                                                  Year ended     Year ended     Year ended     Year ended
                                                                    2/29/96        2/28/95        2/29/96        2/28/95
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                             $ 4,246,614    $  4,066,454   $ 3,277,512     $ 3,106,605
Net realized gain (loss) from investment transactions,
 net of taxes, if applicable                                         (217,900)       (558,617)       12,456        (212,554)
Net change in unrealized appreciation or depreciation
 of investments                                                     3,250,694      (2,393,115)    2,682,527      (1,878,784)
                                                                  -----------    ------------   -----------     -----------
  Net increase in net assets from operations                        7,279,408       1,114,722     5,972,495       1,015,267
                                                                  -----------    ------------   -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From net investment income:
 Class A                                                             (139,213)        (16,122)     (174,644)        (22,806)
 Class C                                                              (11,360)         (1,197)      (22,692)         (5,217)
 Class R                                                           (4,149,329)     (4,021,155)   (3,106,193)     (3,099,363)
From accumulated net realized gains from investment
 transactions:
 Class A                                                                    -               -             -               -
 Class C                                                                    -               -             -               -
 Class R                                                                    -               -             -               -
In excess of net realized gains from investment
 transactions:
 Class A                                                                    -               -             -               -
 Class C                                                                    -               -             -               -
 Class R                                                                    -               -             -               -
                                                                  -----------    ------------   -----------     -----------
 Decrease in net assets from distributions to shareholders         (4,299,902)     (4,038,474)   (3,303,529)     (3,127,386)
                                                                  -----------    ------------   -----------     -----------
FUND SHARE TRANSACTIONS (note 3)
Net proceeds from sale of shares:
 Class A                                                            3,487,963       1,057,696     3,509,564       1,906,377
 Class C                                                              510,754         144,012       359,914         324,825
 Class R                                                            7,760,983      10,510,784     3,473,819       7,040,265
Net asset value of shares issued to shareholders due to
 reinvestment of distributions from net investment
 income and from net realized gains from investment
 transactions:
 Class A                                                               75,540           8,778       104,279          11,338
 Class C                                                                7,603             594        20,520           2,330
 Class R                                                            2,962,447       2,815,745     2,184,979       2,160,636
                                                                  -----------    ------------   -----------     -----------
                                                                   14,805,290      14,537,609     9,653,075      11,445,771
                                                                  -----------    ------------   -----------     -----------
Cost of shares redeemed:
 Class A                                                             (436,265)        (32,507)     (415,735)        (37,958)
 Class C                                                              (33,924)              -       (32,222)              -
 Class R                                                           (8,395,795)    (10,741,355)   (5,205,452)     (8,119,665)
                                                                  -----------    ------------   -----------     -----------
                                                                   (8,865,984)    (10,773,862)   (5,653,409)     (8,157,623)
                                                                  -----------    ------------   -----------     -----------
 Net increase (decrease) in net assets derived from Fund
  share transactions                                                5,939,306       3,763,747     3,999,666       3,288,148
                                                                  -----------    ------------   -----------     -----------
  Net increase (decrease) in net assets                             8,918,812         839,995     6,668,632       1,176,029
Net assets at the beginning of year                                72,782,344      71,942,349    59,431,076      58,255,047
                                                                  -----------    ------------   -----------     -----------
Net assets at the end of year                                     $81,701,156    $ 72,782,344   $66,099,708     $59,431,076
                                                                  ===========    ============   ===========     ===========
Balance of undistributed net investment income at end of year     $     2,984    $     56,272   $     1,505     $    27,522
                                                                  ===========    ============   ===========     ===========
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------
                                                                              NY                          NY INS
---------------------------------------------------------------------------------------------------------------------------
                                                                  Year ended     Year ended     Year ended     Year ended
                                                                    2/29/96        2/28/95        2/29/96        2/28/95
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                             $  8,950,610   $  8,356,495   $ 18,895,145   $ 19,887,434
Net realized gain (loss) from investment transactions,
 net of taxes, if applicable                                         1,772,126     (1,122,982)       973,136        691,691
Net change in unrealized appreciation or depreciation of
 investments                                                         5,658,638     (6,026,320)    15,965,392    (17,661,749)
                                                                  ------------   ------------   ------------   ------------
 Net increase from net assets from operations                       16,381,374      1,207,193     35,833,673      2,917,376
                                                                  ------------   ------------   ------------   ------------
DISTRIBUTION TO SHAREHOLDERS (note 1)
From net investment income:
 Class A                                                              (551,771)       (35,341)      (834,291)       (93,178)
 Class C                                                               (18,002)          (818)       (36,998)        (3,586)
 Class R                                                            (8,358,840)    (8,216,539)   (18,227,897)   (19,795,360)
From accumulated net realized gains from investment
 transactions:
 Class A                                                                     -         (2,464)       (51,671)       (11,988)
 Class C                                                                     -            (28)        (2,889)          (504)
 Class R                                                                     -       (697,769)      (861,604)    (1,367,629)
In excess of net realized gains from investment
 transactions:
 Class A                                                                     -              -         (4,745)          (483)
 Class C                                                                     -              -           (265)           (20)
 Class R                                                                     -              -        (79,130)       (55,065)
                                                                  ------------   ------------   ------------   ------------
 Decrease in net assets from distributions to shareholders          (8,928,613)    (8,952,959)   (20,099,490)   (21,327,813)
                                                                  ------------   ------------   ------------   ------------
FUND SHARE TRANSACTIONS (note 3)
Net proceeds from sale of shares:
 Class A                                                            13,070,637      3,107,225     18,519,780      7,035,288
 Class C                                                               556,433         81,795      1,180,461        271,337
 Class R                                                            12,367,225     26,513,287     13,478,031     34,286,843
Net asset value of shares issued to shareholders due to
 reinvestment of distributions from net investment
 income and from net realized gains from investment
 transactions:
 Class A                                                               358,186         18,206        621,995         61,394
 Class C                                                                12,262            417         23,992          1,940
 Class R                                                             6,297,279      6,975,322     14,466,972     16,604,261
                                                                  ------------   ------------   ------------   ------------
                                                                    32,662,022     36,696,252     48,291,231     58,261,063
                                                                  ------------   ------------   ------------   ------------
Cost of shares redeemed:
 Class A                                                            (1,336,675)       (51,915)    (2,316,785)       (99,736)
 Class C                                                               (23,961)             -       (153,831)             -
 Class R                                                           (20,329,583)   (22,466,951)   (44,754,684)   (75,263,107)
                                                                  ------------   ------------   ------------   ------------
                                                                   (21,690,219)   (22,518,866)   (47,225,300)   (75,362,843)
                                                                  ------------   ------------   ------------   ------------
 Net increase (decrease) in net assets derived from Fund
  share transactions                                                10,971,803     14,177,386      1,065,931    (17,101,780)
                                                                  ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets                             18,424,564      6,431,620     16,800,114    (35,512,217)
Net assets at the beginning of year                                152,728,679    146,297,059    352,664,136    388,176,353
                                                                  ------------   ------------   ------------   ------------
Net assets at the end of year                                     $171,153,243   $152,728,679   $369,464,250   $352,664,136
                                                                  ============   ============   ============   ============
Balance of undistributed net investment income at end of year     $    126,818   $    104,821   $     59,448   $    263,489
                                                                  ============   ============   ============   ============
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


                                                   NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                            FEBRUARY 29, 1996

---------------------------------------------------------------------------------------------
                                                                              OH
---------------------------------------------------------------------------------------------
                                                                  Year ended      Year ended
                                                                   2/29/96         2/28/95
---------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                            $  9,415,389    $  9,142,413
Net realized gain (loss) from investment transactions,
 net of taxes, if applicable                                          730,235        (967,375)
Net change in unrealized appreciation or depreciation
 of investments                                                     6,013,907      (5,055,416)
                                                                 ------------    ------------
   Net increase in net assets from operations                      16,159,531       3,119,622
                                                                 ------------    ------------

DISTRIBUTION TO SHAREHOLDERS (note 1)
From net investment income:
 Class A                                                             (435,348)        (58,833)
 Class C                                                              (62,605)         (9,333)
 Class R                                                           (8,957,352)     (9,076,904)
From accumulated net realized gains from investment
 transactions:
 Class A                                                                    -          (4,637)
 Class C                                                                    -            (879)
 Class R                                                                    -        (652,495)
In excess of net realized gains from investment
 transactions:
 Class A                                                                    -               -
 Class C                                                                    -               -
 Class R                                                                    -               -
                                                                 ------------    ------------
 Decrease in net assets from distributions to shareholders         (9,455,305)     (9,803,081)
                                                                 ------------    ------------

FUND SHARE TRANSACTIONS (note 3)
Net proceeds from sale of shares:
 Class A                                                            8,850,862       4,240,889
 Class C                                                            1,260,641         871,689
 Class R                                                           10,592,955      15,813,517
Net asset value of shares issued to shareholders due to
 reinvestment of distributions from net investment
 income and from net realized gains from investment
 transactions:
 Class A                                                              253,231          28,946
 Class C                                                               49,706           6,902
 Class R                                                            6,293,847       6,935,311
                                                                 ------------    ------------
                                                                   27,301,242      27,897,254
                                                                 ------------    ------------
Cost of shares redeemed:
 Class A                                                             (809,723)       (115,343)
 Class C                                                              (95,567)         (3,158)
 Class R                                                          (18,392,616)    (21,090,544)
                                                                 ------------    ------------
                                                                  (19,297,906)    (21,209,045)
                                                                 ------------    ------------
 Net increase (decrease) in net assets derived from Fund
  share transactions                                                8,003,336       6,688,209
                                                                 ------------    ------------
   Net increase (decrease) in net assets                           14,707,562           4,750
Net assets at the beginning of year                               167,452,352     167,447,602
                                                                 ------------    ------------
Net assets at the end of year                                    $182,159,914    $167,452,352
                                                                 ============    ============
Balance of undistributed net investment income at end of year    $     68,716    $    108,632
                                                                 ============    ============
---------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS


1. GENERAL INFORMATION AND SIGNIFICANT
ACCOUNTING POLICIES

At February 29, 1996, the state Funds (the "Funds") covered in this report are Nuveen California Tax-Free Fund, Inc. (comprising the Nuveen California and California Insured Tax-Free Value Funds), Nuveen Tax-Free Bond Fund, Inc. (comprising the Nuveen Massachusetts, New York and Ohio Tax-Free Value Funds) and Nuveen Insured Tax-Free Bond Fund, Inc. (comprising the Nuveen Massachusetts and New York Insured Tax-Free Value Funds).

Additional state Funds covering other states may be established in the future. Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities in a single state.

The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities valuation

Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Directors. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. Any securities so purchased are subject to market fluctuations during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At February 29, 1996, such purchase commitments in California Insured amount to $5,215,642. There were no such purchase commitments in any of the other Funds.

                                    NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                             FEBRUARY 29, 1996


Interest income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and distribution to shareholders

Net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized gains from investment transactions are distributed to shareholders not less frequently than annually only to extent they exceed available capital loss carryovers.

Distributions to shareholders of net investment income and net realized gains from investment transactions are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may result and will be classified as either distributions in excess of net investment income or distributions in excess of net realized gains from investment transactions, if applicable.

Income tax

Each Fund is a separate taxpayer for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing all of its net investment income, in addition to any significant amounts of net realized gains from investments, to shareholders. The Funds currently consider significant net realized gains as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax exempt status when distributed to the shareholders of the Funds. All income dividends paid during the year ended February 29, 1996, have been designated Exempt Interest Dividends.

Insurance

The California Insured, Massachusetts Insured and New York Insured Tax-Free Value Funds invest in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' shares. Original Issue Insurance and secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue

NOTES TO FINANCIAL STATEMENTS


Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Funds' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible sales charge program

Effective September 6, 1994, each Fund commenced offering Class "A" Shares and Class "C" Shares. Class "A" Shares incur a front-end sales charge and an annual 12b-1 service fee. Class "C" Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. Effective June 13, 1995, an investor purchasing Class "C" Shares agrees to pay a contingent deferred sales charge ("CDSC") of 1% if Class "C" Shares are redeemed within 12 months of purchase.

Prior to the offering of Class "A" and Class "C" Shares, the shares outstanding were renamed Class "R" and are not subject to any 12b-1 distribution or service fees. Effective with the offering of the new classes, Class "R" Shares will generally be available only for reinvestment of dividends by current "R" shareholders and for already established Nuveen Unit Investment Trust reinvestment accounts.

Derivative financial instruments

In October 1994, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 119 Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including future, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the year ended February 29, 1996, other than occasional purchases of high quality synthetic money market securities, if applicable.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               FEBRUARY 29, 1996

2. EXPENSE ALLOCATION
Expenses of the Funds that are not directly attributable to any class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Effective August 1, 1995, the Funds adopted a multiple class plan pursuant to Rule 18f-3 under the investment Company Act of 1940 and now designate class specific expenses to include Rule 12b-1 distribution and service fees, and other expenses incurred for services received by a class that differ in either amount or kind. A breakdown of the class specific expenses is as follows:

--------------------------------------------------------------------------------------------------------
                                                                     CA      CA INS      MA      MA INS
--------------------------------------------------------------------------------------------------------
12b-1 distribution and service fees (for the year ended
 February 29, 1996):
 Class A                                                           $19,006   $25,512   $ 6,732   $ 8,932
 Class C                                                             4,155     6,916     2,609     5,438
Shareholders' servicing agent fees and expenses
 (for the five month period ended July 31, 1995):
 Class A                                                             3,235     4,044     2,378     2,346
 Class C                                                               205       227       209       215
 Class R                                                            62,876    57,527    29,261    19,878
Shareholders' reports-printing and mailing expenses
 (for the five month period ended July 31, 1995):
 Class A                                                             1,525     1,808       988       520
 Class C                                                               201       190        23        44
 Class R                                                            40,490    36,738    37,136    33,910
Federal and state registration fees (for the five month period ended July 31, 1995):
 Class A                                                               985       950     1,207       471
 Class C                                                               290        20     1,050       106
 Class R                                                               459        48     4,457       633
--------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS


----------------------------------------------------------------------------------------------
                                                                     NY      NY INS      OH
----------------------------------------------------------------------------------------------
12b-1 distribution and service fees (for the year ended
February 29, 1996):
 Class A                                                           $26,638   $42,326   $21,336
 Class C                                                             4,101     8,893    14,282
Shareholders' servicing agent fees and expenses (for the
 five month period ended July 31, 1995):
 Class A                                                             5,805     5,554     4,802
 Class C                                                               925       288       564
 Class R                                                            56,825    89,427    67,199
Shareholders' reports-printing and mailing expenses (for
 the five month period ended July 31, 1995):
 Class A                                                             1,599     1,436     2,069
 Class C                                                                91       110       240
 Class R                                                            65,948    59,582    75,389
Federal and state registration fees (for the five month period ended July 31, 1995):
 Class A                                                               821     1,324     1,207
 Class C                                                               194        27       207
 Class R                                                               448       525       456
----------------------------------------------------------------------------------------------

                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

                                3. FUND SHARES
                                Transactions in shares were as follows:

--------------------------------------------------------------------------------------------------------------------------
                                                                              CA                       CA INS
--------------------------------------------------------------------------------------------------------------------------
                                                                   Year ended    Year ended     Year ended     Year ended
                                                                     2/29/96       2/28/95        2/29/96        2/28/95
--------------------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                                         $    927,895   $   321,777    $ 1,211,972   $   468,407
  Class C                                                               50,026        19,666         89,705        28,545
  Class R                                                            2,165,620     2,433,649      1,177,751     2,136,079
 Shares issued to shareholders due to reinvestment of
  distributions from net investment income and from net
  realized gains from investment transactions:
  Class A                                                               16,682         1,856         23,441         2,486
  Class C                                                                1,279           191          1,594           201
  Class R                                                              700,563       884,995        614,344       714,801
                                                                  ------------   -----------     ----------     ---------
                                                                     3,862,065     3,662,134      3,118,807     3,350,519
                                                                  ------------   -----------     ----------    ----------
 Shares redeemed:
  Class A                                                              (54,537)      (12,110)       (95,872)       (7,236)
  Class C                                                               (6,378)         (106)       (15,721)       (6,858)
  Class R                                                           (2,990,150)   (3,116,035)    (2,088,697)   (2,915,964)
                                                                  ------------   -----------     ----------    ----------
                                                                    (3,051,065)   (3,128,251)    (2,200,290)   (2,930,058)
                                                                  ------------   -----------     ----------    ----------
  Net increase (decrease)                                              811,000       533,883        918,517       420,461
                                                                  ============   ===========     ==========    ==========
--------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS


---------------------------------------------------------------------------------------------------------------------------
                                                                              MA                          MA INS
---------------------------------------------------------------------------------------------------------------------------
                                                                  Year ended     Year ended     Year ended     Year ended
                                                                    2/29/96        2/28/95        2/29/96        2/28/95
---------------------------------------------------------------------------------------------------------------------------
Shares sold:
 Class A                                                               356,285        114,157        339,891        197,250
 Class C                                                                51,779         15,429         34,914         33,405
 Class R                                                               795,556      1,117,491        337,797        702,214
Shares issued to shareholders due to reinvestment of
 distributions from net investment income and from net
 realized gains from investment transactions:
 Class A                                                                 7,663            956         10,031          1,171
 Class C                                                                   775             65          1,987            244
 Class R                                                               303,251        277,942        211,766        225,446
                                                                  ------------   ------------   ------------   ------------
                                                                     1,515,309      1,526,040        936,386      1,159,730
                                                                  ------------   ------------   ------------   ------------
Shares redeemed:
 Class A                                                               (44,057)        (3,567)       (40,197)        (4,008)
 Class C                                                                (3,523)             -         (3,095)             -
 Class R                                                              (857,146)    (1,130,507)      (503,288)      (823,516)
                                                                  ------------   ------------   ------------   ------------
                                                                      (904,726)    (1,134,074)      (546,580)      (827,524)
                                                                  ------------   ------------   ------------   ------------
Net increase (decrease)                                                610,583        391,966        389,806        332,206
                                                                  ============   ============   ============   ============
---------------------------------------------------------------------------------------------------------------------------

                                                                                 NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                          FEBRUARY 29, 1996

---------------------------------------------------------------------------------------------------------------------------
                                                                              NY                          NY INS
---------------------------------------------------------------------------------------------------------------------------
                                                                  Year ended     Year ended     Year ended     Year ended
                                                                    2/29/96        2/28/95        2/29/96        2/28/95
---------------------------------------------------------------------------------------------------------------------------
Shares sold:
 Class A                                                             1,261,309        318,594      1,778,309        719,364
 Class C                                                                53,367          8,430        113,081         27,982
 Class R                                                             1,182,028      2,613,112      1,291,786      3,411,938
Shares issued to shareholders due to reinvestment of
 distributions from net investment income and from net
 realized gains from investment transactions:
 Class A                                                                34,236          1,882         59,314          6,336
 Class C                                                                 1,167             43          2,279            200
 Class R                                                               603,620        701,622      1,387,801      1,652,628
                                                                  ------------   ------------   ------------   ------------
                                                                     3,135,727      3,643,683      4,632,570      5,818,448
                                                                  ------------   ------------   ------------   ------------
Shares redeemed:
 Class A                                                              (127,601)        (5,381)      (220,550)       (10,331)
 Class C                                                                (2,280)             -        (14,453)             -
 Class R                                                            (1,956,584)    (2,245,562)    (4,307,682)    (7,580,245)
                                                                  ------------   ------------   ------------   ------------
                                                                    (2,086,465)    (2,250,943)    (4,542,685)    (7,590,576)
                                                                  ------------   ------------   ------------   ------------
Net increase (decrease)                                              1,049,262      1,392,740         89,885     (1,772,128)
                                                                  ============   ============   ============   ============
---------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS


---------------------------------------------------------------------------------------------
                                                                              OH
---------------------------------------------------------------------------------------------
                                                                  Year ended     Year ended
                                                                    2/29/96        2/28/95
---------------------------------------------------------------------------------------------
Shares sold:
 Class A                                                               846,644        432,196
 Class C                                                               120,707         88,344
 Class R                                                             1,015,491      1,586,702
Shares issued to shareholders due to reinvestment of
 distributions from net investment income and from net
 realized gains from investment transactions:
 Class A                                                                24,156          2,972
 Class C                                                                 4,767            711
 Class R                                                               604,197        696,759
                                                                  ------------   ------------
                                                                     2,615,962      2,807,684
                                                                  ------------   ------------
Shares redeemed:
 Class A                                                               (76,763)       (11,421)
 Class C                                                                (9,130)          (325)
 Class R                                                            (1,765,109)    (2,131,282)
                                                                  ------------   ------------
                                                                    (1,851,002)    (2,143,028)
                                                                  ------------   ------------
Net increase (decrease)                                                764,960        664,656
                                                                  ============   ============
---------------------------------------------------------------------------------------------

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               FEBRUARY 29, 1996


4. DISTRIBUTIONS TO SHAREHOLDERS
On March 8, 1996, the Funds declared dividend distributions from their ordinary income which were paid on April 1, 1996, to shareholders of record on March 8, 1996, as follows:

---------------------------------------------------------------------------------------------------------------------------
                                                                       CA           CA INS           MA            MA INS
---------------------------------------------------------------------------------------------------------------------------
Dividend per share:
 Class A                                                          $      .0440   $      .0440   $      .0420   $      .0430
 Class C                                                                 .0375          .0370          .0360          .0365
 Class R                                                                 .0465          .0460          .0440          .0450
                                                                  ============   ============   ============   ============
---------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                       NY           NY INS           OH
------------------------------------------------------------------------------------------------------------
Dividend per share:
 Class A                                                          $      .0460   $      .0440   $      .0450
 Class C                                                                 .0395          .0375          .0380
 Class R                                                                 .0485          .0460          .0470
                                                                  ============   ============   ============
------------------------------------------------------------------------------------------------------------


5. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the year ended February 29, 1996, were as follows:


---------------------------------------------------------------------------------------------------------------------------
                                                                       CA           CA INS           MA            MA INS
---------------------------------------------------------------------------------------------------------------------------
PURCHASES
Investments in municipal securities                               $ 86,931,529   $ 88,694,265   $  8,378,588   $  4,607,844
Temporary municipal investments                                     97,900,000     84,425,000     20,800,000     16,400,000
SALES
Investments in municipal securities                                 76,815,188     80,308,313      4,213,420        327,390
Temporary municipal investments                                     97,500,000     78,225,000     19,000,000     16,600,000
                                                                  ============   ============   ============   ============
---------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                       NY           NY INS           OH
------------------------------------------------------------------------------------------------------------
PURCHASES
Investments in municipal securities                               $ 78,935,027   $ 58,943,158   $ 65,139,819
Temporary municipal investments                                     30,250,000     39,200,000     27,400,000
SALES
Investments in municipal securities                                 73,742,136     65,415,317     55,993,586
Temporary municipal investments                                     27,650,000     33,600,000     27,400,000
                                                                  ============   ============   ============
------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

At February 29, 1996, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At February 29, 1996, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:

-----------------------------------------------------------------
                        CA        CA INS        MA        MA INS
-----------------------------------------------------------------
Expiration year:
  1997               $      -    $      -    $      -    $ 47,237
  1999                      -           -           -      18,885
  2003                518,192     220,919     275,030     172,689
  2004                247,114     121,012     507,247      39,865
                     --------    --------    --------    --------
   Total             $765,306    $341,931    $782,277    $278,676
                     ========    ========    ========    ========
-----------------------------------------------------------------


-----------------------------
OH
-----------------------------
Expiration year:
  1997               $      -
  1999                      -
  2003                      -
  2004                237,140
                     --------
   Total             $237,140
                     ========
-----------------------------

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               FEBRUARY 29, 1996

6. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 1996, were as follows:

-------------------------------------------------------------------------------
                                  CA         CA INS         MA         MA INS
-------------------------------------------------------------------------------
Gross unrealized:
 Appreciation                 $12,556,045  $14,643,216  $ 5,577,358  $5,000,960
 Depreciation                    (442,450)    (323,932)     (72,750)    (50,643)
                              -----------  -----------  -----------  ----------
Net unrealized appreciation   $12,113,595  $14,319,284  $ 5,504,608  $4,950,317
                              ===========  ===========  ===========  ==========
-------------------------------------------------------------------------------

-------------------------------------------------------------------
                                  NY         NY INS         OH
-------------------------------------------------------------------
Gross unrealized:
 Appreciation                 $ 9,487,337  $26,164,455  $12,797,421
 Depreciation                    (424,057)    (610,337)    (157,332)
                              -----------  -----------  -----------
Net unrealized appreciation   $ 9,063,280  $25,554,118  $12,640,089
                              ===========  ===========  ===========
-------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS



7. MANAGEMENT FEE AND OTHER TRANSACTIONS
WITH AFFILIATES

Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

------------------------------------------------------------
 Average daily net asset value        Management fee
------------------------------------------------------------
For the first $125,000,000              .55 of 1%
For the next $125,000,000             .5375 of 1
For the next $250,000,000              .525 of 1
For the next $500,000,000             .5125 of 1
For the next $1,000,000,000              .5 of 1
For net assets over $2,000,000,000     .475 of 1
------------------------------------------------------------


The management fee is reduced by, or the Adviser assumes certain expenses of each Fund, in an amount necessary to prevent the total expenses of each Fund (including the management fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, 12b-1 Service and Distribution fees, and to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of the average daily net asset value of the California, Massachusetts, New York and Ohio Tax-Free Value Funds and .975 of 1% of the average daily net asset value of the California Insured, Massachusetts Insured and New York Insured Tax-Free Value Funds. The Adviser may also voluntarily agree to reimburse additional expenses from time to time, which may be voluntarily terminated at any time at its discretion.

The management fee referred to above compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pay no compensation directly to their directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               FEBRUARY 29, 1996

8. COMPOSITION OF NET ASSETS

At February 29, 1996, each Fund had common stock authorized at $.01 par value per share. The composition of net assets as well as the number of authorized shares were as follows:

---------------------------------------------------------------------------------------------------------------------------
                                                                       CA           CA INS           MA           MA INS
---------------------------------------------------------------------------------------------------------------------------
 Capital paid-in                                                   $218,292,045   $209,820,987   $ 76,982,089   $ 61,426,562
 Balance of undistributed net investment income                         142,955        134,147          2,984          1,505
 Accumulated net realized gain (loss) from investment
  transactions                                                         (765,306)      (341,931)      (788,525)      (278,676)
 Distributions in excess of net realized gains from investment
  transactions                                                               -              -              -              -
 Net unrealized appreciation of investments                          12,113,595     14,319,284      5,504,608      4,950,317
                                                                   ------------   ------------   ------------   ------------
  Net assets                                                       $229,783,289   $223,932,487   $ 81,701,156   $ 66,099,708
                                                                   ============   ============   ============   ============
 Authorized shares:
  Class A                                                            40,000,000     40,000,000    200,000,000    200,000,000
  Class C                                                            45,000,000     45,000,000    260,000,000    240,000,000
  Class R                                                            40,000,000     40,000,000     40,000,000     60,000,000
                                                                   ============   ============   ============   ============
 ---------------------------------------------------------------------------------------------------------------------------

 -----------------------------------------------------------------------------------------------------------
                                                                        NY           NY INS        OH
 -----------------------------------------------------------------------------------------------------------
 Capital paid-in                                                  $161,313,710   $343,934,825   $169,688,249
 Balance of undistributed net investment income                        126,818         59,448         68,716
 Accumulated net realized gain (loss) from investment
  transactions                                                         649,435              -       (237,140)
 Distributions in excess of net realized gains from investment
  transactions                                                               -        (84,141)             -
 Net unrealized appreciation of investments                          9,063,280     25,554,118     12,640,089
                                                                  ------------   ------------   ------------
  Net assets                                                      $171,153,243   $369,464,250   $182,159,914
                                                                  ============   ============   ============
 Authorized shares:
  Class A                                                          200,000,000    200,000,000    200,000,000
  Class C                                                          220,000,000    200,000,000    220,000,000
  Class R                                                           80,000,000    100,000,000     80,000,000
                                                                  ============   ============   ============
  -----------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

9. INVESTMENT COMPOSITION

Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At February 29, 1996, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

---------------------------------------------------------------------------------------------------------------------------
                                                                           CA         CA INS             MA        MA INS
---------------------------------------------------------------------------------------------------------------------------
Revenue Bonds:
 Health Care Facilities                                                     19%            14%            16%            18%
 Housing Facilities                                                         14              8             19              2
 Lease Rental Facilities                                                     8             14              -              -
 Educational Facilities                                                     13              -             13             15
 Water/Sewer Facilities                                                      2             13              1              1
 Transportation                                                              5              1              2              1
 Electric Utilities                                                          2              7              1              3
 Pollution Control                                                           -              -              2              -
 Other                                                                      25             26              1              1
General Obligation Bonds                                                     -              2             23             40
Escrowed Bonds                                                              12             15             22             19
                                                                           ---            ---            ---            ---
                                                                           100%           100%           100%           100%
                                                                           ===            ===            ===            ===
---------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                           NY         NY INS             OH
--------------------------------------------------------------------------------------------------------------
Revenue Bonds:
 Health Care Facilities                                                      4%            10%            15%
 Housing Facilities                                                         17             16              5
 Lease Rental Facilities                                                    19              1              1
 Educational Facilities                                                     16              9              4
 Water/Sewer Facilities                                                      4             11              6
 Transportation                                                              1             10              2
 Electric Utilities                                                          -              1              3
 Pollution Control                                                           5              3              7
 Other                                                                       9              4              1
General Obligation Bonds                                                    12             19             41
Escrowed Bonds                                                              13             16             15
                                                                           ---            ---            ---
                                                                           100%           100%           100%
                                                                           ===            ===            ===
--------------------------------------------------------------------------------------------------------------

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               FEBRUARY 29, 1996



Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (39% for California, 100% for California Insured, 43% for Massachusetts, 100% for Massachusetts Insured, 22% for New York, 100% for New York Insured and 59% for Ohio). Such insurance, however, does not guarantee the market value of the municipal securities or the value of the Fund's shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS


SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

--------------------------------------------------------------------------------------------------------------------------------
                                           Income from investment operations          Less distributions
                                          --------------------------------------------------------------------
                                                                        Net
                                                               realized and       Dividends
                           Net asset             Net        unrealized gain        from net       Distribution         Net asset
                     value beginning      investment            (loss) from      investment               from      value end of
                           of period          income         investments+++          income      capital gains            period
--------------------------------------------------------------------------------------------------------------------------------
CA
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended
 2/29/96                     $10.100          $.549*                $ .473          $(.542)            $    -            $10.580
9/6/94 to
 2/28/95                      10.210           .270*                 (.031)          (.275)             (.074)            10.100
CLASS C
Year ended
 2/29/96                      10.100           .470*                  .474           (.464)                 -             10.580
9/16/94 to
 2/28/95                      10.040           .218*                  .139           (.223)             (.074)            10.100
CLASS R
Year ended
 2/29/96                      10.130           .575                   .467           (.572)                 -             10.600
Year ended 2/28,
 1995                         10.740           .582                  (.531)          (.587)             (.074)            10.130
 1994                         10.850           .598                  (.054)          (.596)             (.058)            10.740
 1993                         10.140           .633                   .707           (.626)             (.004)            10.850
8 months ended
 2/29/92                       9.920           .429                   .218           (.427)                 -             10.140
Year ended 6/30,
 1991                          9.790           .639                   .133           (.642)                 -              9.920
 1990                          9.850           .641                  (.058)          (.643)                 -              9.790
 1989                          9.240           .649*                  .610           (.649)                 -              9.850
 1988                          9.280           .647*                 (.040)          (.647)                 -              9.240
 1987**                        9.600           .652*                 (.320)          (.652)                 -              9.280
--------------------------------------------------------------------------------------------------------------------------------

See notes on page 94.


                                                                                  NUVEEN TAX FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                           FEBRUARY 29, 1996

----------------------------------------------------------------------------------------------------------------------------
                                                         Ratios/Supplemental data
----------------------------------------------------------------------------------------------------------------------------
                                           Ratio of             Ratio of          Ratio of             Ratio of
                                        expenses to       net investment          expenses       net investment
Total return        Net assets              average    income to average    to average net    income to average    Portfolio
on net asset     end of period    net assets before    net assets before      assets after     net assets after     turnover
     value++    (in thousands)        reimbursement        reimbursement     reimbursement*       reimbursement*        rate
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------


      10.36%          $ 12,709                1.00%                5.23%              .96%                5.27%          36%

       2.52              3,146                1.41+                5.40+             1.00+                5.81+          32


       9.53                684                1.84                 4.39              1.71                 4.52           36

       3.71                200                2.41+                4.37+             1.75+                5.03+          32


      10.54            216,390                 .71                 5.53               .71                 5.53           36

       0.78            208,080                 .71                 5.83               .71                 5.83           32
       5.08            218,430                 .73                 5.47               .73                 5.47           19
      13.66            183,215                 .71                 6.05               .71                 6.05            5

       6.61            133,377                 .67+                6.30+              .67+                6.30+           -

       8.16            107,508                 .69                 6.48               .69                 6.48           15
       6.14             78,704                 .69                 6.51               .69                 6.51            8
      14.12             52,048                 .77                 6.77               .75                 6.79           22
       6.87             29,640                 .88                 6.91               .70                 7.09           48
       3.28             19,094                1.19                 5.61               .18                 6.62           17
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING
THROUGHOUT EACH PERIOD IS AS FOLLOWS:

------------------------------------------------------------------------------------------------------------------------------------
                                        Income from investment operations              Less distributions
                                        ---------------------------------         -----------------------------
                                                                      Net
                                                             realized and          Dividends
                      Net asset                Net        unrealized gain           from net      Distributions          Net asset
                value beginning         investment            (loss) from         investment               from       value end of
                      of period             income         investments+++             income      capital gains             period
------------------------------------------------------------------------------------------------------------------------------------
CA INS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended
  2/29/96               $10.250             $.530*                 $.505             $(.525)           $    --             $10.760
9/6/94 to
  2/28/95                10.220              .255*                  .068              (.265)             (.028)             10.250
CLASS C
Year ended
  2/29/96                10.150              .448*                  .516              (.444)                --              10.670
9/12/94 to
  2/28/95                10.060              .210*                  .123              (.215)             (.028)             10.150
CLASS R
Year ended
  2/29/96                10.230              .556                   .507              (.553)                --              10.740
Year ended 2/28,
  1995                   10.670              .559                  (.412)             (.559)             (.028)             10.230
  1994                   10.850              .560                  (.101)             (.556)             (.083)             10.670
  1993                   10.010              .584                   .871              (.579)             (.036)             10.850
8 months ended
  2/29/92                 9.650              .401                   .360              (.401)                --              10.010
Year ended 6/30,
  1991                    9.480              .600                   .176              (.606)                --               9.650
  1990                    9.630              .608                  (.151)             (.607)                --               9.480
  1989                    9.020              .607                   .610              (.607)                --               9.630
  1988                    8.980              .600*                  .040              (.600)                --               9.020
  1987**                  9.600              .630*                 (.620)             (.630)                --               8.980
------------------------------------------------------------------------------------------------------------------------------------

See notes on page 94.

                                                                                          NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                                   FEBRUARY 29, 1996



------------------------------------------------------------------------------------------------------------------------------------
                                                        Ratios/Supplemental data
                --------------------------------------------------------------------------------------------------------------------
                                           Ratio of             Ratio of          Ratio of            Ratio of
                                        expenses to       net investment          expenses      net investment
Total return        Net assets              average    income to average    to average net   income to average    Portfolio
on net asset     end of period    net assets before    net assets before      assets after    net assets after     turnover
     value++    (in thousands)        reimbursement        reimbursement     reimbursement*      reimbursement*        rate
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      10.32%          $ 17,250                 .98%                4.99%              .97%               5.00%          38%

       3.33              4,753                1.24+                5.26+             1.05+               5.45+          25


       9.67              1,040                1.74                 4.23              1.71                4.26           38

       3.45                222                2.44+                4.05+             1.80+               4.69+          25


      10.63            205,642                 .70                 5.29               .70                5.29           38

       1.68            198,928                 .70                 5.60               .70                5.60           25
       4.27            208,115                 .71                 5.12               .71                5.12           14
      15.05            168,852                 .75                 5.72               .75                5.72            9

       7.99            100,933                 .64+                5.97+              .64+               5.97+           7

       8.43             74,551                 .68                 6.26               .68                6.26           29
       4.93             50,625                 .70                 6.36               .70                6.36           13
      13.97             35,032                 .82                 6.52               .82                6.52           23
       7.44             22,394                 .99                 6.60               .82                6.77           31
       (.13)            16,192                1.06                 5.59               .17                6.48            4
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING
THROUGHOUT EACH PERIOD IS AS FOLLOWS:

------------------------------------------------------------------------------------------------------------------------------------
                                        Income from investment operations              Less distributions
                                        ---------------------------------         -----------------------------
                                                                      Net
                                                             realized and          Dividends
                      Net asset                Net        unrealized gain           from net      Distributions          Net asset
                value beginning         investment            (loss) from         investment               from       value end of
                      of period             income         investments+++             income      capital gains             period
------------------------------------------------------------------------------------------------------------------------------------
 MA
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended
  2/29/96                $9.560             $.513*                 $.388             $(.521)             $  --              $9.940
9/6/94 to
  2/28/95                 9.540              .254*                  .025              (.259)                --               9.560
CLASS C
Year ended
  2/29/96                 9.510              .437*                  .392              (.449)                --               9.890
10/5/94 to
  2/28/95                 9.280              .188*                  .254              (.212)                --               9.510
CLASS R
Year ended
  2/29/96                 9.540              .537*                  .378              (.545)                --               9.910
Year ended 2/28,
  1995                    9.940              .541*                 (.403)             (.538)                --               9.540
  1994                    9.910              .543*                  .038              (.541)             (.010)              9.940
  1993                    9.210              .563*                  .704              (.563)             (.004)              9.910
3 months ended
  2/29/92                 9.130              .146                   .077              (.143)                --               9.210
Year ended 11/30,
  1991                    8.760              .577*                  .375              (.582)                --               9.130
  1990                    8.900              .587*                 (.144)             (.583)                --               8.760
  1989                    8.600              .587*                  .300              (.587)                --               8.900
  1988                    8.250              .581*                  .350              (.581)                --               8.600
12/10/86 to
  11/30/87                9.600              .577*                (1.350)             (.577)                --               8.250
------------------------------------------------------------------------------------------------------------------------------------

See notes on page 94.

                                                                                          NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                                   FEBRUARY 29, 1996



------------------------------------------------------------------------------------------------------------------------------------
                                                        Ratios/Supplemental data
                --------------------------------------------------------------------------------------------------------------------
                                           Ratio of             Ratio of          Ratio of            Ratio of
                                        expenses to       net investment          expenses      net investment
Total return        Net assets              average    income to average    to average net   income to average    Portfolio
on net asset     end of period    net assets before    net assets before      assets after    net assets after     turnover
     value++    (in thousands)        reimbursement        reimbursement     reimbursement*      reimbursement*        rate
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
       9.62%          $ 4,290                 1.17%                5.04%             1.00%               5.21%           6%

       3.05             1,067                 1.87+                4.88+             1.00+               5.75+          17


       8.87               638                 2.24                 3.96              1.75                4.45            6

       4.86               147                 3.40+                3.46+             1.75+               5.11+          17


       9.80            76,773                  .82                 5.42               .75                5.49            6

       1.64            71,568                  .77                 5.75               .75                5.77           17
       5.96            71,942                  .81                 5.32               .75                5.38            3
      14.21            53,231                  .87                 5.79               .75                5.91            5

       2.44            34,470                  .71+                6.31+              .71+               6.31+           5

      11.19            31,150                  .77                 6.37               .75                6.39           19
       5.21            20,829                  .85                 6.58               .75                6.68           23
      10.62            15,513                 1.09                 6.30               .75                6.64           31
      11.56             9,485                 1.24                 6.25               .75                6.74           55

      (8.19)            5,681                 1.54+                5.30+              .37+               6.47+          34
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING
THROUGHOUT EACH PERIOD IS AS FOLLOWS:

------------------------------------------------------------------------------------------------------------------------------------
                                        Income from investment operations              Less distributions
                                        ---------------------------------         -----------------------------
                                                                      Net
                                                             realized and          Dividends
                      Net asset                Net        unrealized gain           from net      Distributions          Net asset
                value beginning         investment            (loss) from         investment               from       value end of
                      of period             income         investments+++             income      capital gains             period
------------------------------------------------------------------------------------------------------------------------------------
MA INS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended
  2/29/96               $10.060             $.512*                 $.433             $(.515)              $  --            $10.490
9/6/94 to
  2/28/95                10.030              .249*                  .039              (.258)                 --             10.060
CLASS C
Year ended
  2/29/96                10.040              .434                   .435              (.439)                 --             10.470
9/14/94 to
  2/28/95                 9.910              .202*                  .137              (.209)                 --             10.040
CLASS R
Year ended
  2/29/96                10.060              .538                   .445              (.543)                 --             10.500
Year ended 2/28,
  1995                   10.450              .545                  (.386)             (.549)                 --             10.060
  1994                   10.440              .537                     --              (.527)                 --             10.450
  1993                    9.650              .551                   .784              (.545)                 --             10.440
Year ended
  2/29/92                 9.360              .570                   .301              (.581)                 --              9.650
Year ended 2/28,
  1991                    9.140              .568                   .219              (.567)                 --              9.360
  1990                    8.960              .571*                  .178              (.569)                 --              9.140
  1989                    9.030              .576*                 (.070)             (.576)                 --              8.960
Year ended
  2/29/88                 9.540              .582*                 (.510)             (.582)                 --              9.030
12/10/86 to
  2/28/87                 9.600              .131*                 (.060)             (.131)                 --              9.540
------------------------------------------------------------------------------------------------------------------------------------

See notes on page 94.

                                                                                          NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                                   FEBRUARY 29, 1996



------------------------------------------------------------------------------------------------------------------------------------
                                                              Ratios/Supplemental data
                --------------------------------------------------------------------------------------------------------------------
                                           Ratio of             Ratio of          Ratio of             Ratio of
                                        expenses to       net investment          expenses       net investment
Total return        Net assets              average    income to average    to average net    income to average    Portfolio
on net asset     end of period    net assets before    net assets before      assets after     net assets after     turnover
     value++    (in thousands)        reimbursement        reimbursement     reimbursement*       reimbursement*        rate
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
       9.59%           $ 5,291                1.09%             4.92%                1.07%                4.94%           1%

       2.99              1,956                1.36+             5.13+                1.15+                5.34+          10


       8.80                706                1.81              4.20                 1.81                 4.20            1

       3.52                338                2.07+             4.41+                1.90+                4.58+          10


       9.99             60,102                 .81              5.21                  .81                 5.21            1

       1.77             57,137                 .79              5.54                  .79                 5.54           10
       5.22             58,255                 .84              5.09                  .84                 5.09            3
      14.28             47,098                 .86              5.47                  .86                 5.47            2

       9.57             28,189                 .72              5.93                  .72                 5.93            5

       8.95             15,625                 .85              6.19                  .85                 6.19            6
       8.52              8,649                1.20              5.94                  .97                 6.17           15
       5.84              5,404                1.87              5.54                  .97                 6.44           41

       1.14              4,895                1.75              5.37                  .59                 6.53           42

        .75              2,312                5.18+             .64+                   --                 5.82+          --
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING
THROUGHOUT EACH PERIOD IS AS FOLLOWS:

------------------------------------------------------------------------------------------------------------------------------------
                                        Income from investment operations              Less distributions
                                        ---------------------------------         -----------------------------
                                                                      Net
                                                             realized and          Dividends
                      Net asset                Net        unrealized gain           from net      Distributions          Net asset
                value beginning         investment            (loss) from         investment               from       value end of
                      of period             income         investments+++             income      capital gains             period
------------------------------------------------------------------------------------------------------------------------------------
NY
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended
  2/29/96               $10.120             $.555*                 $.487             $(.552)              $  --            $10.610
9/6/94 to
  2/28/95                10.230              .277*                 (.067)             (.273)              (.047)            10.120
CLASS C
Year ended
  2/29/96                10.110              .478*                  .528              (.476)                 --             10.640
9/13/94 to
  2/28/95                10.110              .231*                  .038              (.222)              (.047)            10.110
CLASS R
Year ended
  2/29/96                10.150              .582*                  .490              (.582)                 --             10.640
Year ended 2/28,
  1995                   10.720              .579                  (.529)             (.573)              (.047)            10.150
  1994                   10.610              .578*                   161              (.580)              (.049)            10.720
  1993                    9.880              .603*                  .806              (.598)              (.081)            10.610
3 months ended
  2/29/92                 9.820              .163                   .053              (.156)                 --              9.880
Year ended 11/30,
  1991                    9.380              .629*                  .441              (.630)                 --              9.820
  1990                    9.560              .631*                 (.181)             (.630)                 --              9.380
  1989                    9.180              .633*                  .380              (.633)                 --              9.560
  1988                    8.760              .625*                  .420              (.625)                 --              9.180
12/10/86 to
   11/30/87               9.600              .612*                 (.840)             (.612)                 --              8.760
------------------------------------------------------------------------------------------------------------------------------------

See notes on page 94.

                                                                                          NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                                   FEBRUARY 29, 1996



------------------------------------------------------------------------------------------------------------------------------------
                                                              Ratios/Supplemental data
                --------------------------------------------------------------------------------------------------------------------
                                           Ratio of             Ratio of          Ratio of             Ratio of
                                        expenses to       net investment          expenses       net investment
Total return        Net assets              average    income to average    to average net    income to average    Portfolio
on net asset     end of period    net assets before    net assets before      assets after     net assets after     turnover
     value++    (in thousands)        reimbursement        reimbursement    reimbursement*       reimbursement*         rate
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------


      10.52%           $15,732                1.02%             5.28%                .99%                 5.31%          47%

       2.21              3,189                1.56+             5.31+               1.00+                 5.87+          29


      10.13                646                1.99              4.29                1.73                  4.55           47

       2.80                 86                7.97+            (1.06)+              1.75+                 5.16+          29


      10.80            154,776                 .76              5.55                .74                   5.57           47

         75            149,454                 .74              5.79                .74                   5.79           29
       7.10            146,297                 .78              5.30                .75                   5.33           15
      14.79            107,146                 .84              5.75                .75                   5.84           12

       2.21             66,491                 .75+             6.27+               .75+                  6.27+          16

      11.79             59,351                 .79              6.46                .75                   6.50           19
       4.92             44,347                 .81              6.59                .75                   6.65           51
      11.34             29,040                 .98              6.40                .75                   6.63           85
      12.20             14,975                1.09              6.55                .75                   6.89           71

      (2.44)             8,239                1.38+             5.45+               .37+                  6.46+          20
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING
THROUGHOUT EACH PERIOD IS AS FOLLOWS:

------------------------------------------------------------------------------------------------------------------------------------
                                        Income from investment operations              Less distributions
                                        ---------------------------------         -----------------------------
                                                                      Net
                                                             realized and          Dividends
                      Net asset                Net        unrealized gain           from net      Distributions          Net asset
                value beginning         investment            (loss) from         investment               from       value end of
                      of period             income         investments+++             income      capital gains             period
------------------------------------------------------------------------------------------------------------------------------------
NY INS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended
  2/29/96               $10.150             $.521                  $.492             $(.524)              $(.029)***       $10.610
9/6/94 to
  2/28/95                10.160              .253*                  .037              (.260)                (.40)***        10.150
CLASS C
Year ended
  2/29/96                10.120              .442                   .524              (.447)                (.029)***       10.610
9/13/94 to
  2/28/95                10.030              .207*                  .133              (.210)                (.040)***       10.120
CLASS R
Year ended
  2/29/96                10.150              .548                   .495              (.554)                (.029)***       10.610
Year ended 2/28,
  1995                   10.630              .555                  (.440)             (.555)                (.040)***       10.150
  1994                   10.620              .550                   .035              (.543)                (.032)          10.630
  1993                    9.780              .566                   .849              (.562)                (.013)          10.620
Year ended
  2/29/92                 9.320              .590                   .467              (.597)                 --              9.780
Year ended 2/28,
  1991                    9.250              .598                   .068              (.596)                 --              9.320
  1990                    9.060              .596                   .190              (.596)                 --              9.250
  1989                    9.100              .593*                 (.040)             (.593)                 --              9.060
Year ended
  2/29/88                 9.830              .606*                 (.730)             (.606)                 --              9.100
12/10/86 to
  2/28/87                 9.600              .130*                  .230              (.130)                 --              9.830
------------------------------------------------------------------------------------------------------------------------------------

See notes on page 94.

                                                                                          NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                                   FEBRUARY 29, 1996



------------------------------------------------------------------------------------------------------------------------------------
                                                              Ratios/Supplemental data
                --------------------------------------------------------------------------------------------------------------------
                                           Ratio of             Ratio of          Ratio of             Ratio of
                                        expenses to       net investment          expenses       net investment
Total return        Net assets              average    income to average    to average net    income to average    Portfolio
on net asset     end of period    net assets before    net assets before      assets after     net assets after     turnover
     value++    (in thousands)        reimbursement        reimbursement    reimbursement*       reimbursement*         rate
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      10.19%           $24,747                 .93%            4.97%                  .93%                4.97%          17%

       3.01              7,258                1.13+             5.33+                 1.05+                5.41+         11


       9.71              1,369                1.69              4.21                 1.69                 4.21           17

       3.53                285                2.32+             4.13+                1.80+                4.65+          11


      10.51            343,348                 .67              5.26                  .67                 5.26           17

       1.37            345,121                 .65              5.57                  .65                 5.57           11
       5.57            388,176                 .68              5.11                  .68                 5.11            5
      14.96            314,877                 .73              5.56                  .73                 5.56            6

      11.66            167,048                 .69              6.08                  .69                 6.08            4

       7.61             80,484                 .73              6.46                  .73                 6.46           13
       8.75             40,372                 .85              6.35                  .85                 6.35           30
       6.37             20,206                1.05              6.50                  .97                 6.58           62

       (.85)            14,078                1.12              6.22                  .61                 6.73           36

       3.76              5,177                3.19+             1.78+                  --                 4.97+          --
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

------------------------------------------------------------------------------------------------------------------------------------
                                        Income from investment operations              Less distributions
                                        ---------------------------------         -----------------------------
                                                                      Net
                                                             realized and          Dividends
                      Net asset                Net        unrealized gain           from net      Distributions          Net asset
                value beginning         investment            (loss) from         investment               from       value end of
                      of period             income         investments+++             income      capital gains             period
------------------------------------------------------------------------------------------------------------------------------------
OH
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended
  2/29/96               $10.200             $.538*                 $.404             $(.542)              $  --            $10.600
9/6/94 to
  2/28/95                10.160              .266*                  .087              (.272)               (.041)           10.200
CLASS C
Year ended
  2/29/96                10.160              .458*                  .395              (.463)                 --             10.550
9/15/94 to
  2/28/95                10.070              .219*                  .133              (.221)               (.041)           10.160
CLASS R
Year ended
  2/29/96                10.180              .563*                  .403              (.566)                 --             10.580
Year ended 2/28,
  1995                   10.610              .568                  (.388)             (.569)               (.041)           10.180
  1994                   10.580              .570*                  .087              (.565)               (.062)           10.610
  1993                    9.870              .595*                  .728              (.589)               (.024)           10.580
3 months ended
  2/29/92                 9.770              .154                   .126              (.153)               (.027)            9.870
Year ended 11/30,
  1991                    9.530              .619                   .287              (.624)               (.042)            9.770
  1990                    9.550              .624                   .003              (.624)               (.023)            9.530
  1989                    9.040              .629*                  .510               .629                  --              9.550
  1988                    8.610              .626*                  .430              (.626)                 --              9.040
12/10/86 to
  11/30/87                9.600              .600*                 (.990)             (.600)                 --              8.610
------------------------------------------------------------------------------------------------------------------------------------


* Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Adviser, if applicable. See note 7 of Notes to Financial Statements.
**Shares in the California and California Insured Funds were first offered for sale on 7/1/86.
***The amounts shown include distributions in excess of capital gains of $.0024 per share for the year ended 2/29/96 and $.0015 per share for the period ended 2/28/95.
+Annualized.
++Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gain distribution if any, and changes in net asset value per share.
+++Net of taxes, if applicable. See note 1 of Notes to Financial Statements.

                                                                                          NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                                   FEBRUARY 29, 1996



------------------------------------------------------------------------------------------------------------------------------------
                                                              Ratios/Supplemental data
                --------------------------------------------------------------------------------------------------------------------
                                           Ratio of             Ratio of          Ratio of             Ratio of
                                        expenses to       net investment          expenses       net investment
Total return        Net assets              average    income to average    to average net    income to average    Portfolio
on net asset     end of period    net assets before    net assets before      assets after     net assets after     turnover
     value++    (in thousands)        reimbursement        reimbursement    reimbursement*       reimbursement*         rate
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
       9.44%          $ 12,904                1.03%             5.08%                 .98%                5.13%          33%

       3.63              4,320                1.27+             5.40+                1.00+                5.67+          28


       8.55              2,163                1.75              4.36                 1.73                 4.38           33

       3.63                901                2.09+             4.58+                1.75+                4.92+          28


       9.70            167,092                 .76              5.38                  .74                 5.40           33

       1.99            162,231                 .73              5.70                  .73                 5.70           28
       6.30            167,448                 .75              5.28                  .75                 5.28            9
      13.88            133,797                 .84              5.77                  .75                 5.86           13

       2.87             90,121                 .70+             6.16+                 .70+                6.16+           3

       9.84             81,649                 .71              6.37                  .71                 6.37           16
       6.86             56,887                 .74              6.61                  .74                 6.61           38
      12.97             37,714                 .82              6.59                  .75                 6.66           66
      12.56             20,144                 .98              6.71                  .75                 6.94           55

      (4.10)             9,135                1.33+             5.59+                 .39+                6.53+          26
------------------------------------------------------------------------------------------------------------------------------------

Your
investment
partners

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships within these groups based on trust and value is the key to successful investing.

  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

[PHOTO OF PAINTING APPEARS HERE]

          For nearly 100 years,
          Nuveen has earned its
reputation as a tax-free income
      specialist by focusing on
                municipal bonds

[LOGO]

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286

[RECYCLING LOGO]

Nuveen Tax-Free
Mutual Funds

Dependable tax-free
income for generations

ARIZONA

FLORIDA

MARYLAND

MICHIGAN

NEW JERSEY

PENNSYLVANIA

VIRGINIA



                        [PHOTO OF COUPLE APPEARS HERE]


SEMIANNUAL REPORT/JULY 31, 1996

     CONTENTS

  3  Dear shareholder
  5  Answering your questions
  8  Fund performance
 12  Portfolio of investments
 41  Statement of net assets
 43  Statement of operations
 45  Statement of changes in net assets
 49  Notes to financial statements
 60  Financial highlights

Dear
shareholder


                      [PHOTO OF TIMOTHY R. SCHWERTFEGER]

"Over time, municipal bonds have proven to be a valuable and dependable component of successful investment programs."

As I begin my duties as the new chairman and chief executive officer of John Nuveen & Co. Incorporated and chairman of the board of the Nuveen mutual funds, I am pleased to have this opportunity to report to you on the performance of your funds. My experience at Nuveen over the past 19 years has shaped my commitment to maintaining Nuveen's tradition of value investing and prudent management. We strive to help our shareholders meet their need for tax-free investment income with a full range of investment choices. Our focus will continue to be on building shareholder value, providing research-oriented management, and delivering dependable performance. We believe this focus will contribute to many more years of investment success for our fund shareholders.

  Municipal bonds continue to play an important role in meeting the investment goals of conservative investors. The performance of the mutual funds covered in this report demonstrates the ability of quality investments to provide attractive tax-free income. As of July 31, 1996, the current annual yields on offering prices for R shares for these funds ranged from 4.80% to 5.27%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 7.50% on taxable alternatives. And when state taxes are taken into account, the power of tax-free investing is even more apparent. Without question, taxable yields at this level on investments of comparable quality can be difficult to achieve in today's markets.

  With the strength of the bond market last year, all of these funds saw an increase in net asset value per share, further improving investors' overall experience for the 12-month period ending July 31, 1996, while producing returns that continue to be very attractive. Total returns for R Shares, representing changes in net asset value and reinvestment of all dividends and capital gains, if any, ranged from 5.74% to 7.42%, equivalent to taxable investments with total returns of 9.06% to 10.94%.

  The years ahead present opportunities as well as challenges for all of us. I want to thank you for your continued confidence in Nuveen mutual funds, and I look forward to sharing reports of continued progress with you.

Sincerely,



/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board
September 15, 1996

Answering your questions

Tom Spalding, head of Nuveen's portfolio management team, discusses the investment environment and recent factors affecting the municipal market.

How did the municipal market perform over the last year?

Following the outstanding performance of 1995, the beginning of 1996 saw a slight price decline in the overall bond market. Municipal bonds, however, maintained an edge over Treasuries and finished the first half of this year on a positive note with a rally in bond prices. Over the past 12 months, the municipal market continued to reward investors with solid returns and opportunities to purchase bonds with strong credit quality.

What has been Nuveen's investment approach over the past year?

Nuveen continues to pursue its value investing strategy, a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive relative to other bonds in the market. This approach was rewarded over the past year, as many of our portfolio

[Photo of Tom Spalding]

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.


holdings were upgraded by the national rating agencies, indicating that our Research Department's judgments about credit quality were on target.

  As opportunity allowed, we purchased bonds at discounts from their par value. These bonds, which have coupon rates slightly below market levels, are less likely to be called from our portfolios, assuring more stable yields for our investors.

What is your outlook for the municipal market?

A look at the current economy shows that inflation continues along at the same modest pace that it has demonstrated over the past five years. Generally level producer prices, low wage pressure, and a stable money supply are supportive of a moderately expanding economy. Despite this ideal combination of slow expansion and low inflation, investors continue to maintain a watchful eye for any indication of acceleration or the reappearance of inflation. Some economists believe that the Federal Reserve Open Market Committee will likely increase short-term interest rates, which could cause long-term rates to rise and bond prices to fall.

What are some of the factors affecting dividend stability and changes?

  All Nuveen funds are structured to provide an attractive stream of tax-free income. For many investors, stability of income is another important objective. To help investors satisfy this objective, we set dividends on Nuveen funds conservatively, seeking a level that we expect will be sustainable for at least several months. For many of the funds that have seen dividend reductions over the past year, the changes were relatively small. Still, dividends ultimately depend on the overall earnings of each fund, which can be reduced by bond calls, fluctuations in interest rates, and other portfolio changes.

  When the Federal Reserve Board cut rates between July 1995 and January 1996, long-term municipal bond yields reacted by declining almost 130 basis points from their levels at the beginning of 1995. Current long-term rates are well below those at the start of the decade. As older, higher-yielding bonds are called from some portfolios, they are replaced with the bonds available in the market today, reducing fund earnings. To reduce the effect of bond calls and protect investors' current income, Nuveen has taken advantage of opportunities to invest in non-callable bonds as well as bonds priced at a discount from their par value.

NUVEEN ARIZONA TAX-FREE VALUE FUND

Arizona


Shareholders enjoyed a year of relatively steady monthly dividends, with a slight decrease in December.


12 MONTH DIVIDEND HISTORY-R SHARES


[BAR CHART APPEARS HERE]

 8/95     .0450                2/96      .0435
 9/95     .0450                3/96      .0435
10/95     .0450                4/96      .0435
11/95     .0450                5/96      .0435
12/95     .0435                6/96      .0435
 1/96     .0435                7/96      .0435

--------------------------------------------------------
 FUND HIGHLIGHTS 7/31/96
--------------------------------------------------------
 Current SEC yield on R Shares*                    5.00%
 Taxable-equivalent yield on R Shares**            8.26%
 12-mo. total return on R Shares*                  6.20%
 Taxable-equivalent total return on R Shares**     9.63%
 Combined state and federal tax rate               39.5%
--------------------------------------------------------
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnotes on page 11.


NUVEEN FLORIDA TAX-FREE VALUE FUND

Florida

Nuveen funds set dividends with stability in mind, seeking a level that can be sustained over time. The Fund adjusted the monthly dividend in January to a level in line with the portfolio's earnings rate.



12 MONTH DIVIDEND HISTORY-R SHARES


[BAR CHART APPEARS HERE]

 8/95     .0440                2/96      .0430
 9/95     .0440                3/96      .0430
10/95     .0440                4/96      .0430
11/95     .0440                5/96      .0430
12/95     .0440                6/96      .0430
 1/96     .0430                7/96      .0430

--------------------------------------------------------
 FUND HIGHLIGHTS 7/31/96
--------------------------------------------------------
 Current SEC yield on R Shares*                  4.95%
 Taxable-equivalent yield on R Shares**          7.73%
 12-mo. total return on R Shares*                6.71%
 Taxable-equivalent total return on R Shares**   9.68%
 Federal tax rate                                36.0%
--------------------------------------------------------
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnotes on page 11.

NUVEEN MARYLAND TAX-FREE VALUE FUND

Maryland


Nuveen funds set dividends with stability in mind, seeking a level that can be sustained over time. The Fund adjusted the monthly dividend in January to a level in line with the portfolio's earnings rate.



12 MONTH DIVIDEND HISTORY--R SHARES

                           (BAR CHART APPEARS HERE)

8/95     .0430                             2/96     .0425
9/95     .0430                             3/96     .0425
10/95    .0430                             4/96     .0425
11/95    .0430                             5/96     .0425
12/95    .0430                             6/96     .0425
1/96     .0425                             7/96     .0425

-------------------------------------------------------
 FUND HIGHLIGHTS 7/31/96
-------------------------------------------------------
 Current SEC yield on R Shares*                   4.80%
 Taxable-equivalent yield on R Shares**           7.87%
 12-mo. total return on R Shares*                 5.74%
 Taxable-equivalent total return on R Shares**    9.06%
 Combined state and federal tax rate              39.0%
-------------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnotes on page 11.


NUVEEN MICHIGAN TAX-FREE VALUE FUND

Michigan

Shareholders enjoyed a year of relatively steady monthly dividends with a slight decrease in January. In addition, shareholders received a capital gains distribution in November.




12 MONTH DIVIDEND HISTORY--R SHARES

                           (BAR CHART APPEARS HERE)

8/95     .0455                             2/96     .0445
9/95     .0455                             3/96     .0445
10/95    .0455           of which          4/96     .0445
11/95    .0776  (.0321 is  Capital Gains)  5/96     .0445
12/95    .0455                             6/96     .0445
1/96     .0455                             7/96     .0445

-------------------------------------------------------
 FUND HIGHLIGHTS 7/31/96
-------------------------------------------------------
 Current SEC yield on R Shares*                   5.08%
 Taxable-equivalent yield on R Shares**           8.47%
 12-mo. total return on R Shares*                 6.78%
 Taxable-equivalent total return on R Shares**   10.35%
 Combined state and federal tax rate              40.0%
-------------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnotes on page 11.

NUVEEN NEW JERSEY TAX-FREE VALUE FUND

New Jersey


Nuveen funds set dividends with stability in mind, seeking a level that can be sustained over time. The Fund adjusted its monthly dividend in December and March to a level in line with the portfolio's earnings rate.



12 MONTH DIVIDEND HISTORY-R SHARES

      [BAR CHART APPEARS HERE]

 8/95      .0475       2/96      .0460
 9/95      .0475       3/96      .0440
10/95      .0475       4/96      .0440
11/95      .0475       5/96      .0440
12/95      .0460       6/96      .0440
 1/96      .0460       7/96      .0440

-------------------------------------------------------
 FUND HIGHLIGHTS 7/31/96
-------------------------------------------------------
 Current SEC yield on R Shares*                   5.24%
 Taxable-equivalent yield on R Shares**           8.73%
 12-mo. total return on R Shares*                 6.01%
 Taxable-equivalent total return on R Shares**    9.73%
 Combined state and federal tax rate              40.0%
-------------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnotes on page 11.


NUVEEN PENNSYLVANIA TAX-FREE VALUE FUND

Pennsylvania

Shareholders enjoyed a year of relatively steady monthly dividends, with a dividend decrease in January to bring the dividend in line with current earnings.




12 MONTH DIVIDEND HISTORY-R SHARES


     [BAR CHART APPEARS HERE]

 8/95      .0440         2/96    .0430
 9/95      .0440         3/96    .0430
10/95      .0440         4/96    .0430
11/95      .0440         5/96    .0430
12/95      .0440         6/96    .0430
 1/96      .0430         7/96    .0430

-------------------------------------------------------
 FUND HIGHLIGHTS 7/31/96
-------------------------------------------------------
 Current SEC yield on R Shares*                   5.27%
 Taxable-equivalent yield on R Shares**           8.50%
 12-mo. total return on R Shares*                 6.69%
 Taxable-equivalent total return on R Shares**    9.90%
 Combined state and federal tax rate              38.0%
-------------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnotes on page 11.

NUVEEN VIRGINIA TAX-FREE
VALUE FUND

Virginia


Shareholders enjoyed a dividend increase during the past 12 months in addition to a capital gains distribution in November.



12 MONTH DIVIDEND HISTORY--R SHARES

                           [BAR CHART APPEARS HERE]

                            8/95     .0440
                            9/95     .0440
                           10/95     .0440
                           11/95     .0822 (of which .0382 is Capital Gains)
                           12/95     .0440
                            1/96     .0450
                            2/96     .0450
                            3/96     .0450
                            4/96     .0450
                            5/96     .0450
                            6/96     .0450
                            7/96     .0450

Capital Gains

-------------------------------------------------------
 FUND HIGHLIGHTS 7/31/96
-------------------------------------------------------
 Current SEC yield on R Shares*                   5.12%
 Taxable-equivalent yield on R Shares**           8.46%
 Total return on R Shares*                        7.42%
 Taxable-equivalent total return on R Shares**   10.94%
 Combined state and federal tax rate              39.5%
-------------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnotes on this page.

* All shares issued prior to September 6, 1994, have been designated as Class R Shares, which are currently available only for dividend reinvestment and certain other restricted situations. Please see Financial Highlights beginning on page 60 for additional data on Class A and C Shares.

**An investor subject to the indicated state and federal income tax rate would have to receive this return from a fully taxable investment to equal the stated yield and total return on an after-tax basis.

PORTFOLIO OF INVESTMENTS
(Unaudited)

ARIZONA

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        RAT-            OPT. CALL        MARKET
AMOUNT        DESCRIPTION                                                        INGS**        PROVISIONS*         VALUE
------------------------------------------------------------------------------------------------------------------------
              Arizona Board of Regents, Arizona State University, System
               Revenue Refunding Bonds, Series 1992-A
 $ 500,000     5.750%, 7/01/12                                                       AA        7/02 at 101     $ 503,800
   500,000     5.500%, 7/01/19                                                       AA        7/02 at 101       478,950
   100,000    Arizona Educational Loan Marketing Corporation, Educational
               Loan Revenue Bonds, 6.375%, 9/01/05
               (Alternative Minimum Tax)                                             Aa        9/02 at 101       104,149
   200,000    Arizona Educational Loan Marketing Corporation, 1992
               Educational Loan Revenue Bonds, Series B, 7.000%, 3/01/05
               (Alternative Minimum Tax)                                              A        3/02 at 101       213,486
   300,000    Arizona Health Facilities Authority, Hospital System Revenue
               Refunding Bonds (Phoenix Baptist Hospital and Medical
               Center, Inc. and Medical Environments, Inc.),
               Series 1992, 6.250%, 9/01/11                                         Aaa        9/03 at 100       314,199
   200,000    Arizona Municipal Financing Program, Certificates of
               Participation, Series 20, 7.700%, 8/01/10                            Aaa       No Opt. Call       234,782
   500,000    Arizona State University Research Park, Development Refunding
               Bonds, Series 1995, 5.000%, 7/01/21                                  Aaa        7/06 at 100       455,875
   250,000    State of Arizona Refunding, Certificates of Participation, Series
               1992B, 6.250%, 9/01/10                                               Aaa        9/02 at 102       263,338
   500,000    Student Loan Acquisition Authority of Arizona (A nonprofit corporation organized pursuant to the laws of the State of
               Arizona) Student Loan Revenue Bonds, Series 1994,
               6.600%, 5/01/10  (Alternative Minimum Tax)                            Aa        5/04 at 102       528,460
   175,000    Wastewater Management Authority of Arizona, Wastewater
               Treatment Financial Assistance Revenue Bonds
               Series 1992A, 5.950%, 7/01/12                                        Aaa        7/02 at 102       180,250
   250,000    Wastewater Management Authority of Arizona, Wastewater
               Treatment Financial Assistance Revenue Bonds,
               Series 1995, 5.750%, 7/01/15                                         Aaa        7/05 at 102       250,488
   700,000    Apache County (Arizona) Public Finance Corporation,
               Certificates of Participation, Series 1994,
               Arizona Department of Corrections, 5.500%, 5/01/10                     A        5/00 at 102       708,519
   195,000    Central Arizona Water Conservation District (Central Arizona
               Project), Contract Revenue Bonds, Series B 1991,
               6.500%, 11/01/11 (Pre-refunded to 5/01/01)                           AA-        5/01 at 102       213,642
   300,000    Sierra Vista Unified School District No. 68 of Cochise County,
               Arizona, General Obligation Refunding Bonds,
               Series 1992, 7.500%, 7/01/10                                         Aaa       No Opt. Call       362,055
   250,000    Sedona-Oak Creek Joint Unified School District No. 9 of
               Coconino and Yavapai Counties, Arizona, School Improvement
               Bonds, Project of 1992, Series A (1992), 6.750%, 7/01/07              A-        7/01 at 101       269,733
   550,000    City of Douglas (Arizona), Municipal Property Corporation,
               Municipal Facilities Excise Tax Revenue Bonds,
               Series 1995, 5.750%, 7/01/15                                         Aaa        7/05 at 101       551,001
   280,000    Eloy Municipal Property Corporation, Municipal Facilities
               Revenue Bonds, Series 1992, 7.000%, 7/01/11                          BBB        7/02 at 101       297,665
------------------------------------------------------------------------------------------------------------------------

                                                                                      NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                                       JULY 31, 1996

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                            RAT-       OPT. CALL         MARKET
AMOUNT              DESCRIPTION                                                      INGS**    PROVISIONS*         VALUE
----------------------------------------------------------------------------------------------------------------------------

$      500,000      The Industrial Development Authority of The City of Glendale,
                     Arizona, Revenue Bonds, Midwestern University, Series
                     1996A, 6.000%, 5/15/16 (WI)                                      AAA      5/06 at 102    $      503,095
       375,000      Maricopa Rural Road Improvement District of Pinal County,
                     Arizona, Refunding Bonds, Series 1994, 6.900%, 7/01/05           N/R      7/99 at 101           392,404
       300,000      Hospital District No. One, Maricopa County, Arizona, Hospital
                     Facilities Refunding Bonds, Series B (1992), 6.250%, 6/01/10     Aaa      6/04 at 101           315,024
       500,000      The Industrial Development Authority of the County of Maricopa
                     (Arizona), Insured Health Facility Revenue Bonds (Catholic
                     Healthcare  West), 1993 Series A,  5.625%, 7/01/23               Aaa      7/03 at 102           481,215
       500,000      The Industrial Development Authority of the County of
                     Maricopa (Arizona), Samaritan Health Services, Hospital
                     System Revenue Refunding Bonds, Series 1990A, 7.000%, 12/01/16   Aaa     No Opt. Call           582,605
       600,000      The Industrial Development Authority of the County of Maricopa,
                     Arizona, Baptist Hospital System Revenue Refunding Bonds,
                     Series 1995, 5.500%, 9/01/16                                     Aaa      9/05 at 101           579,120
                    Kyrene Elementary School; District No. 28 of Maricopa County,
                     Arizona, School Improvement Bonds, Project of 1990,
                     Series E (1993):
       265,000       6.000%, 7/01/12 (Pre-refunded to 7/01/02)                        Aaa      7/02 at 100           282,532
        50,000       6.000%, 7/01/12                                                  Aaa      7/02 at 100            51,334
       500,000      The Industrial Development Authority of the County of Mohave
                     (Arizona) Industrial Development Revenue Bonds, 1994 Series
                     (Citizens Utilities Company Projects), 6.600%, 5/01/29
                     (Alternative Minimum Tax)                                        AAA     11/03 at 101           515,370
     1,000,000      Navajo County, Arizona, Pollution Control Corporation,
                     Pollution Control Revenue Refunding Bonds (Arizona
                     Public Service Company), 1993 Series A, 5.875%,
                     8/15/28                                                         Baa1      8/03 at 102           968,050
     1,000,000      Navajo County, Arizona, Pollution Control Corporation,
                     Pollution Control Revenue Refunding Bonds (Arizona
                     Public Service Company), 1993 Series A, 5.500%, 8/15/28          Aaa      8/03 at 102           961,450
       425,000      City of Peoria, Arizona Improvement District No. 8801 (North
                     Valley Power Center) Improvement Bonds,  7.300%, 1/01/12         BBB      1/03 at 101           449,166
       250,000      City of Phoenix Civic Improvement Corporation, Airport
                     Terminal Excise Tax Revenue Bonds, Series 1989, 7.800%,
                     7/01/11 (Alternative  Minimum Tax)                               AA+      7/97 at 102           262,148
       295,000      Phoenix Housing Finance Corporation, Mortgage Revenue
                     Refunding Bonds, Series 1992A (FHA Insured Mortgage
                     Loans-Section 8 Assisted Projects), 6.500%, 7/01/24              Aaa      7/02 at 101           301,558
       400,000      City of Phoenix (Arizona), Civic Improvement Corporation,
                     Wastewater System Lease Revenue Bonds, Series 1993,
                     6.125% 7/01/23 (Pre-refunded to 7/01/03)                         AAA      7/03 at 102           437,244
     1,000,000      City of Phoenix Civic Improvement Corporation (Arizona),
                     Wastewater System Lease Revenue Refunding Bonds,
                     Series 1993, 5.000% 7/01/18                                       A1      7/04 at 102           900,840
----------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

ARIZONA.....CONTINUED


PRINCIPAL                                                                    RAT-       OPT. CALL       MARKET
AMOUNT                           DESCRIPTION                                 INGS**    PROVISIONS*       VALUE
-----------------------------------------------------------------------------------------------------------------

$   530,000  City of Phoenix Civic Improvement Corporation, Junior Lien
               Water System Revenue Bonds, Series 1996, 6.000%, 7/01/19         Aa      7/06 at 100   $   538,077
    200,000  Phoenix Industrial Development Authority (FHA Insured Chris
               Ridge Village Project), 6.750%, 11/01/12                        AAA     11/02 at 101       209,506
    300,000  City of Phoenix, Arizona, Junior Lien Street and Highway User
               Revenue Refunding Bonds, Series 1992, 6.250%, 7/01/11            A+      7/02 at 102       314,955
    500,000  The Industrial Development Authority of the City of Phoenix,
               Arizona, Multi-family Housing Revenue Refunding Bonds,
               Series 1993 (GNMA Collateralized - Meadow Glen Apartments
               Project), 5.800%, 8/20/28                                       Aaa      2/03 at 102       481,010
    485,000  The Industrial Development Authority of the City of Phoenix,
               Arizona, Statewide Single Family Mortgage Revenue Bonds,
               Series 1995, 6.150%, 12/01/08 (Alternative Minimum Tax)         AAA      6/05 at 102       487,808
             The Industrial Development Authority of the City of Phoenix,
               Arizona, Hospital Revenue Bonds (John C. Lincoln Hospital
               and Health Center) Series 1994:
    500,000    6.000% 12/01/10                                                BBB+     12/03 at 102       496,160
    500,000    6.000% 12/01/14                                                BBB+     12/03 at 102       484,830
    240,000    The Industrial Development Authority of the County of Pima
                 (Arizona) Industrial Development Lease Obligation Refunding
                 Revenue Bonds, 1988 Series A (Irvington Project),
                 7.250%, 7/15/10                                               Aaa      1/02 at 103       262,106
    300,000    Tucson Unified School District No. 1 of Pima County, Arizona,
                 School Improvement Bonds, Project of 1989, Series D (1992),
                 6.100%, 7/01/12                                               Aaa      7/02 at 102       312,093
    640,000   The Industrial Development Authority of the County of Pima,
                Arizona, Health Care System Revenue Bonds, Carondelet
                Health Care Corporation of Arizona Issue, Series 1993,
                5.250%, 7/01/13                                                Aaa     No Opt. Call       618,733
    455,000  The Industrial Development Authority of the County of Pima
               (Arizona) Single Family Mortgage Revenue Refunding Bonds,
               Series 1995A, 6.500%, 2/01/17                                     A      8/05 at 102       464,678
             Pinal County, Arizona, Certificates of Participation,
               Series 1994:
    300,000    6.375%, 6/01/06                                                  AA      6/02 at 100       318,960
    200,000    6.500%, 6/01/09                                                  AA      6/02 at 100       212,588
    280,000  Salt River Project Agricultural Improvement and Power District,
               Arizona, Salt River Project Electric System Revenue Bonds,
               1986 Series C, 5.750%, 1/01/20                                   Aa      8/96 at 100       274,168
    300,000  Salt River Project Agricultural Improvement and Power District,
               Arizona, Salt River Project Electric System Revenue Bonds,
               1992 Series D, 5.750%, 1/01/19                                   Aa      1/02 at 100       296,079
    225,000  City of Tempe, General Obligation Bonds Series 1992B,
               6.000%, 7/01/08                                                 AA+      7/02 at 101       235,001
    500,000  The Industrial Development Authority of the City of Tempe,
               Arizona, Multi-Family Mortgage Refunding Bonds, Series
               1993A (FHA Insured Mortgage Loan -- Quadrangles Village
               Apartments), 6.250%, 6/01/26                                    AAA      6/03 at 102       503,655
-----------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-       OPT. CALL     MARKET
AMOUNT             DESCRIPTION                                                    INGS**   PROVISIONS*      VALUE
------------------------------------------------------------------------------------------------------------------------
$      600,000     Tempe Union High School District No. 213 of Maricopa County,
                    Arizona, School Improvement and Refunding Bonds,
                    Series 1994, 6.000%, 7/01/12                                    Aaa    7/04 at 101    $    624,288
       500,000     City of Tucson, Arizona, General Obligation Bonds,
                    Series 1984-G (1994), 6.250%, 7/01/18                           Aaa    7/04 at 101         520,340
       575,000     Tucson Airport Authority, Inc. (Arizona), Airport Revenue
                    Bonds, Refunding Series 1993, 5.700%, 6/01/13                   Aaa    6/03 at 102         576,415
       250,000     Business Development Finance Corporation, Tucson (Arizona),
                    Local Development Lease Revenue Refunding Bonds,
                    Series 1992, 6.250%, 7/01/12                                    Aaa    7/02 at 102         262,135
       390,000     City of Tucson, Arizona, Water System Revenue Bonds,
                    Series 1994-A (1996), 6.000%, 7/01/21                           Aaa    7/06 at 101         399,149
       300,000     Arizona Board of Regents, University of Arizona, System
                    Revenue Refunding Bonds, Series 1992, 6.250%, 6/01/11            AA    6/02 at 102         314,427
       335,000     Yavapai County Community College District of Yavapai County
                    Arizona, Revenue Bonds Series 1993, 6.000%, 7/01/12              A-    7/03 at 101         340,175
       675,000     Yuma Union High School District No. 70 of Yuma County,
                    Arizona, School Improvement Bonds, Series 1994,
                    5.700%, 7/01/06                                                 Aaa    7/02 at 101         701,317
------------------------------------------------------------------------------------------------------------------------
$   23,790,000     Total Investments -- (Cost $23,536,931) -- 100.7%                                        24,162,200
================--------------------------------------------------------------------------------------------------------

                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES -- 0.4%
$      100,000     Maricopa County, Arizona Pollution Control Corporation,
================    Pollution Control Revenue Refunding Bonds, (Arizona Public
                    Service Company Palo Verde Project), 1994 Series B, Variable
                    Rate Demand Bonds, 3.600%, 5/01/29+                            A-1+                        100,000
------------------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities -- (1.1)%                                                    (267,249)
------------------------------------------------------------------------------------------------------------------------
                   Net Assets -- 100%                                                                     $ 23,994,951
========================================================================================================================

PORTFOLIO OF INVESTMENTS
(Unaudited)

ARIZONA--CONTINUED

----------------------------------------------------------------------------------------------------------
                                                                        NUMBER         MARKET      MARKET
                STANDARD & POOR'S                       MOODY'S      OF ISSUES          VALUE     PERCENT
----------------------------------------------------------------------------------------------------------
SUMMARY OF                    AAA                           Aaa             32     $13,581,090        56%
RATINGS**           AA+, AA, AA--             Aa1, Aa, Aa2, Aa3             13       4,280,449        18
PORTFOLIO OF                   A+                            A1              2       1,215,795         5
INVESTMENTS                A, A--                     A, A2, A3              5       1,996,591         8
(EXCLUDING       BBB+, BBB, BBB--         Baa1, Baa, Baa2, Baa3              5       2,695,871        11
TEMPORARY               Non-rated                     Non-rated              1         392,404         2
INVESTMENTS):
----------------------------------------------------------------------------------------------------------
TOTAL                                                                       58     $24,162,200       100%
----------------------------------------------------------------------------------------------------------

* Optional Call provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R -- Investment is not rated.
(WI) Security purchased on a when-issued basis (note 1).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

FLORIDA

PRINCIPAL                                                                                     RAT-       OPT. CALL        MARKET
AMOUNT              DESCRIPTION                                                               INGS**   PROVISIONS*         VALUE
$2,500,000          Florida Housing Finance Agency, Housing Revenue Bonds,
                     (Antigua Club Apartments Project), 1995 Series A1, 6.875%,
                     8/01/26 (Alternative Minimum Tax)                                        Aaa      2/05 at 102     $2,642,650
 1,000,000          Florida Housing Finance Agency, Multi-Family Housing
                     Revenue Refunding Bonds, 1991 Series C, 6.200%,
                     8/01/16                                                                  AAA      8/06 at 102      1,008,510
   750,000          Florida Housing Finance Agency, General Mortgage Revenue
                     Refunding Bonds, 1992 Series A, 6.400%, 6/01/24                          AAA      6/02 at 103        762,045
 1,440,000          Florida Housing Finance Agency, Multi-Family Housing
                     Revenue Bond, 1989 Series I, (GNMA Collateralized-
                     Driftwood Terrace Apartments Project), 7.650%, 12/20/31
                     (Alternative Minimum Tax)                                                AAA      6/99 at 103      1,522,627
 1,000,000          Florida Municipal Power Agency, All-Requirements Power
                     Supply Project Revenue Bonds, Series 1992, 6.250%, 10/01/21
                     (Pre-refunded to 10/01/02)                                               Aaa     10/02 at 102      1,101,900
 1,145,000          Florida Municipal Power Agency, Stanton II Project Revenue
                     Bonds, Series 1992, 6.000%, 10/01/27
                     (Pre-refunded to 10/01/02)                                               Aaa     10/02 at 102      1,245,176
 1,650,000          State of Florida Department of Transportation, Turnpike
                     Revenue Bonds, Series 1992A, 6.350%, 7/01/22
                     (Pre-refunded to 7/01/02)                                                Aaa      7/02 at 101      1,809,275
 1,160,000          State of Florida, Faith and Credit, State Board of Education,
                     Public Education Capital Outlay Bonds, Series 1986-C,
                     7.100%, 6/01/07                                                          Aaa     No Opt. Call      1,207,618
   300,000          State of Florida, Full Faith and Credit, Pollution Control Bonds,
                     Series Y, Division of Bond Finance of the Department of
                     General Services, 6.600%, 7/01/17                                         Aa      7/02 at 101        321,849
 2,680,000          State of Florida, Full Faith and Credit State Board of Education,
                     Public Education Capital Outlay Bonds, Series 1989-A
                     (Refunding Bonds), 7.250%, 6/01/23                                        Aa      6/00 at 102      2,946,392
   460,000          State of Florida, Full Faith and Credit, State Board of Education,
                     Public Education Capital Outlay Bonds, Series 1989-A
                     (Refunding Bonds), 7.250%, 6/01/23
                     (Pre-refunded to 6/01/00)                                                Aaa      6/00 at 102        512,408
 2,250,000          State of Florida, Full Faith and Credit, State Board of Education,
                     Public Education Capital Outlay Bonds, 1994 Series B,
                     5.875%, 6/01/20                                                           Aa      6/05 at 101      2,254,793
   300,000          Brevard County Educational Facilities Authority (Florida),
                     Educational Facilities Refunding And Improvement Revenue
                     Bonds, Series 1992, 6.875%, 11/01/22                                     BBB     11/02 at 102        308,694
   600,000          Housing Finance Authority of Broward County, Florida,
                     Multifamily Housing Revenue Refunding Bonds, (Lakeside
                     Apartments Project), Series 1995, 7.000%, 2/01/25                        AAA      2/05 at 102        637,596
   190,000          City of Cape Coral Health Facilities Authority, Hospital
                     Refunding and Improvement Revenue Bonds, Series A, (The
                     Cape Coral Medical Center, Inc. Project), 8.125%, 11/01/08               Aaa     No Opt. Call        208,873
 1,000,000          Charlotte County, Florida, Utility System Refunding
                     Revenue Bonds, Series 1996A, 6.200%, 10/01/23 (WI)                       Aaa     10/97 at 100      1,004,410

PORTFOLIO OF INVESTMENTS
(Unaudited)

FLORIDA--CONTINUED

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        RAT-            OPT. CALL        MARKET
AMOUNT        DESCRIPTION                                                        INGS**        PROVISIONS*         VALUE
------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Dade County, Florida, Aviation Facilities Revenue Bonds,
                1992 Series B, 6.550%, 10/01/13 (Alternative Minimum Tax)           Aaa       10/02 at 102   $ 1,067,900
    115,000   Housing Finance Authority of Dade County (Florida), Single
                Family Mortgage Revenue Bonds, Series B, 7.250%, 9/01/23
                (Alternative Minimum Tax)                                           Aaa        3/01 at 102       119,614
  2,480,000   Dade County, Florida, Public Facilities Revenue Refunding Bonds
                (Jackson Memorial Hospital), Series 1993A, 4.875%, 6/01/15          Aaa        6/03 at 102     2,191,799
    465,000   Dade County, Florida, Special Housing Revenue Bonds
                (City of Miami Developments--Indenture VIII),
                Series A, 12.000%, 7/01/12                                            A        1/97 at 102       477,197
    255,000   Dade County, Florida, Special Obligation Bonds,
               (Courthouse Center Project), Series 1994, 6.300%, 4/01/14              A        4/04 at 102       268,064
    250,000   Dade County Health Facilities Authority, Hospital Revenue
                Refunding Bonds, Series 1989, (South Miami Hospital Project),
                7.000%, 10/01/18 (Pre-refunded to 10/01/99)                         Aaa       10/99 at 102       274,253
    300,000   Dade County Health Facilities Authority, Hospital Revenue
                Refunding Bonds, Series 1992, (North Shore Medical Center
                Project), 6.500%, 8/15/15                                           Aaa        8/02 at 102       317,973
  1,000,000   Town of Davie, Florida, Water and Sewer Improvement and Refunding,
                Revenue Bonds, Series 1992, 6.250%, 10/01/17                        Aaa       10/02 at 102     1,036,410
    600,000   The City of Daytona Beach, Florida, Water and Sewer Revenue Bonds,
                Series 1992, 6.000%, 11/15/14                                       Aaa       11/02 at 102       613,884
  1,600,000   City of Dunedin (Florida), Hospital Revenue Refunding Bonds,
                Series 1993, (Mease Health Care), 5.375%, 11/15/13                  Aaa       11/03 at 101     1,553,408
    325,000   Escambia County Housing Finance Authority (Florida), Single
                Family Mortgage Revenue Bonds, Series 1992A, (Multi-County
                Program), 6.900%, 4/01/20 (Alternative Minimum Tax)                 Aaa       10/02 at 102       336,476
  2,000,000   Escambia County Housing Finance Authority (Florida), Single Family
                Mortgage Revenue Bonds, (Multi-County Program), Series
                1995, 6.950%, 10/01/27 (Alternative Minimum Tax)                    Aaa        4/05 at 102     2,054,300
    500,000   Certificates of Participation, Series 1992, The School Board of
                Escambia County, Florida, 6.375%, 2/01/12                           Aaa        2/02 at 100       522,810
    500,000   City of Gainesville, Florida, Utilities System Revenue Bonds,
                1992 Series A, 6.500%, 10/01/22                                      Aa       10/02 at 102       556,165
  1,000,000   Hillsborough County Aviation Authority, Florida, Tampa
                International Airport Revenue Bonds, Series 1996B, 5.875%,
                10/01/23                                                            Aaa       10/06 at 102     1,004,220
  1,200,000   Hillsborough County Industrial Development Authority, Pollution
                Control Revenue Refunding Bonds (Tampa Electric Company
                Project) Series 1992, 8.000%, 5/01/22                               Aa2        5/02 at 103     1,388,544
    250,000   Hillsborough County, Florida, Capital Improvement, Non-Ad Valorem
                Revenue Bonds, (Museum of Science and Industry Project),
                Series 1992, 6.400%, 1/01/12 (Pre-refunded to 1/01/00)                A        1/00 at 102       269,625
------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                     RAT-             OPT. CALL                MARKET
AMOUNT         DESCRIPTION                                                    INGS**           PROVISIONS*               VALUE
------------------------------------------------------------------------------------------------------------------------------

$  250,000     City of Hollywood, Florida, Water and Sewer
                 Revenue Bonds, Series 1991, 6.875%, 10/01/21
                 (Pre-refunded to 10/01/01)                                    Aaa             10/01 at 102         $  280,500
   470,000     Jacksonville Electric Authority, (Jacksonville,
                 Florida), Electric System Revenue Bonds, Series
                 Two 1987A-1, 7.500%, 10/01/02                                 Aa1         10/97 at 101 1/2            491,512
   500,000     Jacksonville Electric Authority, (Jacksonville,
                 Florida), St. Johns River Power Park System
                 Refunding Revenue Bonds, Issue Two, Series Seven,
                 5.500%, 10/01/14                                              Aa1             10/02 at 101            487,355
   250,000     City of Jacksonville, Florida, Excise Taxes Revenue
                 Refunding Bonds, Series 1992, 6.500%, 10/01/13                Aaa             10/02 at 102            267,633
   605,000     Jacksonville Health Facilities Authority, Health
                 Facilities Revenue Refunding Bonds, Daughters of
                 Charity National Health System, Inc, St. Vincent's
                 Medical Center Issue, Series 1990, 7.500%, 11/01/15
                 (Pre-refunded to 11/01/00)                                    Aaa             11/00 at 102            684,830
 1,750,000     Jacksonville Health Facilities Authority, Hospital
                 Revenue Bonds, (New Children's Hospital at Baptist
                 Medical Center Project), Series 1991, 7.000%,
                 6/01/21                                                       Aaa              6/01 at 102          1,917,720
   375,000     City of Jacksonville, Florida, Water and Sewer
                 Development Revenue Bonds, Series 1992, (Jacksonville
                 Suburban Utilities Corporation Project), 6.750%,
                 6/01/22 (Alternative Minimum Tax)                               A              6/02 at 102            394,223
   250,000     Town of Jupiter, Florida, Water Revenue Bonds,
                 Series 1992B, 6.250%, 10/01/18                                Aaa             10/01 at 102            258,195
 1,300,000     Kissimmee Utility Authority (Florida), Electric System
                 Improvement and Refunding Revenue Bonds, Series
                 1993, 5.375%, 10/01/12                                        Aaa             10/03 at 102          1,273,103
   845,000     Housing Finance Authority of Manatee County, Florida,
                 Single Family Mortgage Revenue Bonds, Series 1994-Sub
                 Series 3, 7.600%, 11/01/26 (Alternative Minimum Tax)          Aaa             11/05 at 105            924,531
 2,550,000     City of Miami Beach, Florida, Water and Sewer Revenue
                 Bonds, Series 1995, 5.375%, 9/01/15                           Aaa              9/05 at 102          2,467,176
   250,000     North Broward Hospital District (Florida), Hospital
                 Revenue Refunding Bonds, Series 1992A, 6.250%,
                 1/01/12                                                       Aaa              1/02 at 102            261,203
 1,500,000     Orange County, Florida, Sales Tax Revenue Bonds,
                 Series 1993B, 5.375%, 1/01/24                                 Aaa              1/03 at 102          1,419,810
   145,000     Orange County, Florida, Sales Tax Revenue Bonds,
                 Series 1989, 6.125%, 1/01/19                                  Aaa             No Opt. Call            155,324
   500,000     Orange County, Florida, Water Utilities System Revenue
                 Bonds, Series 1992, 6.250%, 10/01/17                          Aaa              4/02 at 102            517,310
 1,000,000     Orange County Housing Finance Authority, Multifamily
                 Housing Revenue Bonds, (Ashley Point Apartments
                 Project), 1994 Series A, 7.100%, 10/01/24 (Alternative
                 Minimum Tax)                                                 BBB+             10/01 at 101          1,024,870
 1,250,000     Orlando (Florida) Utilities Commission, Water and
                 Electric Subordinated Revenue Bonds, Series 1992A,
                 6.000%, 10/01/20                                               Aa             10/02 at 102          1,261,513
------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

FLORIDA--CONTINUED

-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        RAT-               OPT. CALL            MARKET
AMOUNT        DESCRIPTION                                                        INGS**           PROVISIONS*             VALUE
-------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   State of Florida, Orlando-Orange County Expressway Authority,
                Senior Lien Revenue Refunding Bonds, Series of 1993,
                5.500%, 7/01/18                                                     Aaa           7/03 at 102       $   980,610
  1,000,000   State of Florida, Orlando-Orange County Expressway Authority,
                Junior Lien Revenue Refunding Bonds, Series of 1993A,
                5.125%, 7/01/20                                                     Aaa           7/03 at 102           917,450
              Palm Beach County, Florida, Criminal Justice Facilities, Revenue
                Refunding Bonds, Series 1993:
  1,000,000     5.300%, 6/01/05                                                     Aaa          No Opt. Call         1,025,090
  1,000,000     5.375%, 6/01/10                                                     Aaa          No Opt. Call         1,001,860
  2,000,000   City of Pensacola Health Facilities Authority, Health Facilities
                Revenue Bonds, (Daughters of Charity National Health
                System-Sacred Heart Hospital of Pensacola), Series 1993,
                5.250%, 1/01/11                                                      Aa           1/03 at 102         1,913,180
  2,000,000   Pinellas County (Florida), Health Facilities Authority, Hospital
                Revenue Bonds, Series 1993 (Morton Plant Health System
                Project), 5.500%, 11/15/18                                          Aaa          11/03 at 102         1,926,500
    565,000   St. Lucie County, Florida, Solid Waste System Revenue Bonds,
                Series 1990, 6.000%, 9/01/15 (Pre-refunded to 9/01/99)              Aaa           9/99 at 100           593,182
    630,000   City of St. Petersburg Health Facilities Authority (Florida),
                Revenue Bonds, Series 1985A (Allegany Health System Loan
                Program), 7.000%, 12/01/15                                          Aaa          12/01 at 102           694,701
  1,000,000   City of Sarasota, Florida, Water and Sewer System Revenue
                Bonds, Series 1988-A  7.625%, 10/01/08
                (Pre-refunded to 10/01/96)                                          Aaa          10/96 at 102         1,026,160
    165,000   City of Tampa, Florida, Water and Sewer Systems Revenue
                Bonds, Series 1992, 6.000%, 10/01/17                                Aaa          10/02 at 101           167,370
    335,000   City of Tampa, Florida, Water and Sewer Systems Revenue
                Bonds, Series 1992, 6.000%, 10/01/17
                (Pre-refunded to 10/01/02)                                          Aaa          10/02 at 101           361,783
  1,000,000   Turtle Run Community Development District, (Coral Springs,
                Florida), Water Management Benefit Tax Refunding Bonds,
                Series 1993, 6.400%, 5/01/11                                         A1           5/03 at 100         1,045,770
  2,500,000   Commonwealth of Puerto Rico, Public Improvement Bonds of
                1996, (General Obligation Bonds), 5.400%, 7/01/25                     A       7/06 at 101 1/2         2,312,800
-------------------------------------------------------------------------------------------------------------------------------
$60,250,000   Total Investments -- (cost $59,719,592) -- 98.5%                                                       61,600,722
==============-----------------------------------------------------------------------------------------------------------------
              TEMPORARY INVESTMENTS IN SHORT-TERM
              MUNICIPAL SECURITIES -- 1.9%
$ 1,200,000   Jacksonville Health Facilities Authority, Hospital Revenue
==============
                Bonds, (Baptist Medical Center Project), Series 1993, Variable
                Rate Demand Bonds, 3.650%, 6/01/08+                                 A-1                               1,200,000
-------------------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities -- (0.4)%                                                                  (228,063)
-------------------------------------------------------------------------------------------------------------------------------
              Net Assets -- 100%                                                                                    $62,572,659
===============================================================================================================================

                                       20

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

---------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF            MARKET           MARKET
                             STANDARD & POOR'S                  MOODY'S          SECURITIES             VALUE          PERCENT
---------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                                 AAA                      Aaa                  46       $43,878,176               71%
RATINGS**                         AA+, AA, AA-        Aa1, Aa, Aa2, Aa3                   9        11,621,303               19
PORTFOLIO OF                                A+                       A1                   1         1,045,770                2
INVESTMENTS                              A, A-                A, A2, A3                   5         3,721,909                6
(EXCLUDING                     BBB+, BBB, BBB-    Baa1, Baa, Baa2, Baa3                   2         1,333,564                2
TEMPORARY
INVESTMENTS):
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                    63       $61,600,722              100%
---------------------------------------------------------------------------------------------------------------------------------

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
(WI) Security purchased on a when-issued basis (note 1).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

MARYLAND

---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     RAT-       OPT. CALL        MARKET
AMOUNT              DESCRIPTION                                                               INGS**   PROVISIONS*         VALUE
---------------------------------------------------------------------------------------------------------------------------------
$1,500,000          Washington Metropolitan Area Transit Authority (District of
                     Columbia), Gross Revenue Transit Refunding Bonds, Series
                     1993, 5.250%, 7/01/14                                                    Aaa      1/04 at 102    $1,435,305
   500,000          Community Development Administration, Department of
                     Housing and Community Development, State of Maryland,
                     Single Family Program Bonds, 1987 First Series,
                     7.000%, 4/01/14                                                           Aa      4/97 at 103       518,320
 1,440,000          Community Development Administration, Department of
                     Housing and Community Development, State of Maryland,
                     Single Family Program Bonds, 1991 Fourth Series,
                     7.450%, 4/01/32 (Alternative Minimum Tax)                                 Aa      4/01 at 102     1,504,181
                    Community Development Administration, Department of
                     Housing and Community Development, State of Maryland,
                     Multi-Family Housing Revenue Bonds (Insured Mortgage
                     Loans), 1992 Series D:
   700,000           6.700%, 5/15/27                                                           Aa      5/02 at 102       728,287
   500,000           6.750%, 5/15/33                                                           Aa      5/02 at 102       520,165
 1,855,000          Maryland Economic Development Corporation (Health and
                     Mental Hygiene Providers Facilities Acquisition Program)
                     Revenue Bonds, Series 1996A, 7.625%, 4/01/21                             N/R      4/11 at 102     1,747,169
   500,000          Maryland Health and Higher Educational Facilities Authority,
                     Revenue Bonds, Sinai Hospital of Baltimore Issue, Series 1990,
                     7.000%, 7/01/19 (Pre-refunded to 7/01/00)                                Aaa      7/00 at 102       551,380
   500,000          Maryland Health and Higher Educational Facilities Authority,
                     Revenue Bonds, Francis Scott Key Medical Center Issue, Series
                     1990, 6.750%, 7/01/23 (Pre-refunded to 7/01/00)                          Aaa      7/00 at 102       546,945
 1,005,000          Maryland Health and Higher Educational Facilities Authority,
                     Doctors' Community Hospital Issue, Series 1990, 8.750%,
                     7/01/22 (Pre-refunded to 7/01/00)                                        Aaa      7/00 at 102     1,169,890
 1,000,000          Maryland Health and Higher Educational Facilities Authority,
                     Refunding Revenue Bonds, Francis Scott Key Medical Center
                     Issue, Series 1993, 5.000%, 7/01/13                                      Aaa      7/03 at 102       928,190
 1,000,000          Maryland Health and Higher Educational Facilities Authority,
                     Project and Refunding Revenue Bonds, Doctors Community
                     Hospital Issue, Series 1993, 5.750%, 7/01/13                             Baa      7/03 at 102       919,810
 1,760,000          Maryland Stadium Authority, Convention Center Expansion
                     Lease Revenue Bonds, Series 1994, 5.875%, 12/15/12                       Aaa     12/04 at 102     1,797,558
                    Maryland Stadium Authority, Sports Facilities Lease Revenue
                     Bonds, Series 1989D:
   500,000           7.375%, 12/15/04 (Alternative Minimum Tax)                                Aa     12/99 at 102       549,940
   500,000           7.500%, 12/15/10 (Alternative Minimum Tax)                                Aa     12/99 at 102       547,185
 3,010,000          Maryland Transportation Authority, Special Obligation Revenue
                     Bonds, Baltimore/Washington International Airport Projects,
                     Series 1994-A (Qualified Airport Bonds), 6.400%, 7/01/19
                     (Alternative Minimum Tax)                                                 Aa      7/04 at 102     3,092,926
---------------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     RAT-       OPT. CALL        MARKET
AMOUNT              DESCRIPTION                                                               INGS**   PROVISIONS*         VALUE
--------------------------------------------------------------------------------------------------------------------------------
 $1,000,000         Maryland Transportation Authority, Transportation Facilities
                     Projects, Revenue Bonds, Series 1992, 5.750%, 7/01/15                       A1    7/02 at 100    $1,000,690
  2,000,000         State of Maryland, General Obligation Bonds, State and Local
                     Facilities Loan of 1993, Third Series (Capital Improvement
                     and Refunding Bonds), 4.600%, 7/15/06                                      Aaa    7/03 at 101     1,912,860
  2,000,000         Baltimore County, Maryland, General Obligation Bonds,
                     Baltimore County Pension Funding Bonds, 1991 Refunding
                     Series, 6.700%, 7/01/11                                                    Aaa    7/98 at 102     2,114,860
    600,000         City of Baltimore, Maryland (Mayor and City Council of
                     Baltimore), General Obligation Consolidated Public
                     Improvement Refunding Bonds of 1992--Series A,
                     6.500%, 10/15/12 (Pre-refunded to 10/15/02)                                Aaa   10/02 at 100       657,330
  2,295,000         Mayor and City Council of Baltimore (City of Baltimore,
                     Maryland), General Obligation Consolidated Public
                     Improvement Refunding Bonds of 1995--Series A,
                     7.375%, 10/15/03                                                           Aaa   No Opt. Call     2,645,883
  1,000,000         Baltimore City, Maryland, Mortgage Revenue Refunding Bonds,
                     Series 1992 (Gnma Collateralized-Tindeco Wharf Apartments
                     Project), 6.700%, 12/20/28                                                 AAA   12/02 at 102     1,038,180
  1,500,000         Mayor and City Council of Baltimore (Maryland), Port Facilities
                     Revenue Bonds (Consolidation Coal Sales Company Project),
                     1984B, 6.500%, 10/01/11                                                    AA-    4/02 at 103     1,628,160
  1,500,000         City of Baltimore, Maryland (Mayor and City Council of
                     Baltimore), Project and Refunding Revenue Bonds (Water
                     Projects), Series 1996-A, 5.500%, 7/01/26                                  Aaa    7/06 at 101     1,445,625
    625,000         Mayor and City Council of Baltimore (Maryland), Project and
                     Refunding Revenue Bonds (Water Projects), Series 1990-A,
                     6.500%, 7/01/20 (Pre-refunded to 7/01/00)                                  Aaa    7/00 at 100       669,050
  2,165,000         City of Gaithersburg, Maryland, Nursing Home Revenue
                     Refunding Bonds, (Shady Grove Adventist Nursing and
                     Rehabilitation Center Project), Series 1992A, 6.500%, 9/01/12              Aaa   No Opt. Call     2,368,467
  1,000,000         Howard County, Maryland, Mortgage Revenue Refunding
                     Bonds, Series 1992 (Howard Hills Townhouses Project--FHA
                     Insured Mortgage Loan), 6.400%, 7/01/24                                    Aaa    7/02 at 102     1,026,500
  2,000,000         Howard County, Maryland, Multifamily Housing Revenue
                     Refunding Bonds, Series 1994, (Chase Glen Project), 7.000%,
                     7/01/24 (Mandatory put 7/01/04)                                            N/R    7/02 at 104     2,128,320
    700,000         The Maryland National Capital Park and Planning Commission,
                     Maryland, (Prince George's County, Maryland), General
                     Obligation Bonds, Prince George's County Park Acquisition
                     and Development Bonds, Series L-2, 6.125%, 7/01/02
                     (Pre-refunded to 7/01/02)                                                   Aa    7/02 at 102       761,040
  1,000,000         Housing Opportunities Commission of Montgomery County,
                     (Montgomery County, Maryland), Multifamily Housing
                     Revenue Bonds, 1995 Series A, 6.000%, 7/01/20                               Aa    7/05 at 102       996,160
--------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

MARYLAND--CONTINUED

----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                     RAT-         OPT. CALL            MARKET
AMOUNT       DESCRIPTION                                                      INGS**      PROVISIONS*            VALUE
----------------------------------------------------------------------------------------------------------------------
$   450,000  Housing Opportunities Commission of Montgomery County,
               (Montgomery County, Maryland), Single Family Mortgage
               Revenue Bonds, 1986 Series C, 7.250%, 7/01/13                    Aa          7/99 at 100    $   464,184
  1,615,000  Housing Opportunities Commission of Montgomery County,
               (Montgomery County, Maryland), Single Family Mortgage
               Revenue Bonds, 1994 Series A, 6.600%, 7/01/14                    Aa          7/04 at 102      1,673,108
  1,000,000  Montgomery County, Maryland, Solid Waste System Revenue
               Bonds, (1993 Series A), 5.875%, 6/01/13 (Alternative
               Minimum Tax)                                                    Aaa          6/03 at 102      1,009,160
  1,500,000  Morgan State University, Maryland, Academic Fees and
               Auxiliary Facilities Fees, Revenue Refunding Bonds,
               1993 Series, 6.100%, 7/01/20                                    Aaa         No Opt. Call      1,580,760
  1,000,000  Northeast Maryland Waste Disposal Authority, Resource
               Recovery Revenue Refunding Bonds, (Southwest Resource
               Recovery Facility), Series 1992, 6.900%, 1/01/00                Aaa         No Opt. Call      1,067,990
    600,000  Prince George's County, Maryland, Hospital Revenue Bonds,
                 Dimensions Health Corporation, Series 1992, 6.700%, 7/01/97     A         No Opt. Call        614,580
  1,550,000  Housing Authority of Prince George's County, Maryland,
               Mortgage Revenue Refunding Bonds, Series 1992A (New
               Keystone Apartments Project-FHA Insured Mortgage Loan),
               6.800%, 7/01/25                                                 Aaa          1/02 at 102      1,616,480
  1,500,000  Prince George's County, Maryland, Pollution Control Revenue
               Refunding Bonds (Potomac Electric Project), 1993 Series,
               6.375%, 1/15/23                                                  A+          1/03 at 102      1,564,275
  1,000,000  University of Maryland System, Auxiliary Facility and Tuition
               Revenue Bonds, 1993 Refunding Series C, 5.000%, 10/01/11        AA+         10/03 at 101        955,380
  1,170,000  Washington Suburban Sanitary District, Maryland,
               (Montgomery and Prince George's Counties, Maryland),
               General Construction Bonds of 1991 (Second Series),
               8.000%, 1/01/02                                                 Aa1         No Opt. Call      1,352,380
    500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of
               1992 (General Obligation Bonds), 6.600%, 7/01/13
               (Pre-refunded to 7/01/02)                                       Aaa      7/02 at 101 1/2        556,910
  1,750,000  Puerto Rico Aqueduct and Sewer Authority, Revenue Bonds,
               Series 1988A, 7.875%, 7/01/17 (Pre-refunded to 7/01/98)         AAA          7/98 at 102      1,908,148
  2,000,000  Puerto Rico Highway and Transportation Authority, Highway
               Revenue Bonds, (Series X), 5.250%, 07/01/14                      A-      7/03 at 101 1/2      1,810,780
    185,000  Puerto Rico Electric Power Authority, Power Revenue
               Refunding Bonds, Series 1989-N, 7.125%, 7/01/14                  A-      7/99 at 101 1/2        199,638
    315,000  Puerto Rico Electric Power Authority, Power Revenue
               Refunding Bonds, Series 1989-0, 7.125%, 7/01/14
               (Pre-refunded to 7/01/99)                                       AAA      7/99 at 101 1/2        344,442
----------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                              RAT-           OPT. CALL             MARKET
AMOUNT              DESCRIPTION                                                        INGS**       PROVISIONS*              VALUE
----------------------------------------------------------------------------------------------------------------------------------

$  1,000,000        Puerto Rico Industrial, Tourist, Educational, Medical and
                      Environmental Control Facilities Financing Authority,
                      Hospital Revenue Bonds, 1995 Series A, (Hospital Auxilio
                      Mutuo Obligated Group Project), 6.250%, 7/01/16                  Aaa          1/05 at 102       $  1,043,900
----------------------------------------------------------------------------------------------------------------------------------
$ 52,790,000        Total Investments -- (cost $53,138,209) -- 98.1%                                                    54,712,491
================------------------------------------------------------------------------------------------------------------------
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES -- 1.3%
$    700,000        Maryland Health and Higher Educational Facilities Authority,
================      Kaiser Permanente Revenue Bonds, 1995 Series A, Variable
                      Rate Demand Bonds, 3.500%,  7/01/15+                             VMIG-1                              700,000
----------------------------------------------------------------------------------------------------------------------------------
                    Other Assets Less Liabilities -- 0.6%                                                                  364,906
----------------------------------------------------------------------------------------------------------------------------------
                    Net Assets -- 100%                                                                                $ 55,777,397
==================================================================================================================================


--------------------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF              MARKET          MARKET
                         STANDARD & POOR'S                      MOODY'S     SECURITIES               VALUE         PERCENT
--------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                            AAA                           Aaa             24         $32,528,739             59%
RATINGS**                    AA+, AA, AA-             Aa1, Aa, Aa2, Aa3             13          12,198,490             22
PORTFOLIO OF                           A+                            A1              2           2,564,965              5
INVESTMENTS                         A, A-                     A, A2, A3              3           2,624,998              5
(EXCLUDING                BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3              1             919,810              2
TEMPORARY                       Non-rated                     Non-rated              2           3,875,489              7
INVESTMENTS):
--------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                               45         $54,712,491            100%
--------------------------------------------------------------------------------------------------------------------------

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R -- Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

MICHIGAN

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                            RAT-         OPT. CALL          MARKET
AMOUNT          DESCRIPTION                                                          INGS**     PROVISIONS*           VALUE
---------------------------------------------------------------------------------------------------------------------------
$ 1,145,000     Board of Trustees of Michigan State University, General Revenue
                 Bonds, Series 1992 A,  6.250%, 8/15/15                              AA-        8/02 at 101     $ 1,171,427
                Michigan Municipal Bond Authority, State Revolving Fund
                 Reserve Bond, Series 1992A:
  1,000,000      4.750%, 12/01/09                                                    Aaa       12/01 at 100         923,030
    555,000      6.600%, 10/01/18                                                     Aa       10/02 at 102         585,902
    950,000     Michigan Municipal Bond Authority, State Revolving Fund
                 Revenue Bonds, Series 1994, 7.000%, 10/01/04                         Aa       No Opt. Call       1,073,652
  1,000,000     Michigan Public Power Agency, Belle River Project Refunding
                 Revenue Bonds, 1993 Series A, 5.250%, 1/01/18                        AA-       1/03 at 102         918,650
                Michigan State Hospital Finance Authority, Hospital Revenue
                 and Refunding Bonds, (The Detroit Medical Center Obligated
                 Group), Series 1988B:
    460,000     8.125%, 8/15/08 (Pre-refunded to 8/15/98)                             Aaa       8/98 at 102         502,798
     40,000     8.125%, 8/15/08                                                         A       8/98 at 102          43,056
  1,000,000     Michigan State Hospital Finance Authority, Hospital Revenue
                Bonds, (Daughters of Charity National Health System-
                Providence Hospital), Series 1991, 7.000%, 11/01/21                    Aa      11/01 at 102       1,076,110
    500,000     Michigan State Hospital Finance Authority, Hospital Revenue
                 Bonds, (Mid-Michigan Obligated Group), Series  1992,
                 6.900%, 12/01/24                                                       A      12/02 at 102         523,615
    860,000     Michigan State Hospital Finance Authority, Hospital Revenue
                 and Refunding Bonds (The Detroit Medical Center Obligated
                 Group) Series 1993B, 5.000%, 8/15/02                                   A      No Opt. Call         857,325
  1,000,000     Michigan State Hospital Finance Authority, Hospital Revenue
                 and Refunding Bonds, (Otsego Memorial Hospital Gaylord,
                 Michigan), Series 1995, 6.125%, 1/01/15                               AA       1/05 at 102       1,017,650
  1,190,000     Michigan State Housing Development Authority, Limited
                 Obligation Multi-Family Revenue Refunding Bonds, Series
                 1995A, (GNMA Collateralized Program-Parc Pointe
                 Apartments), 6.500%, 10/01/15                                        Aaa      10/05 at 102       1,237,207
  1,000,000     Michigan State Housing Development Authority, Single Family
                 Mortgage Revenue Bonds, 1995 Series A, 6.800%, 12/01/16              AA+       6/05 at 102       1,039,510
  1,740,000     Michigan State Housing Finance Authority, Hospital Revenue
                 and Refunding Bonds, (Daughters of Charity National Health
                 System-St. Mary's Medical Center of Saginaw, Inc.) Series
                 1995, 5.500%, 11/01/05                                                Aa      No Opt. Call       1,777,793
                Michigan State Housing Development Authority, Rental
                 Housing Revenue Bonds, 1992 Series A:
    500,000      6.400%, 4/01/05                                                       A+      10/02 at 102         524,215
    500,000      6.650%, 4/01/23                                                       A+      10/02 at 102         514,840
  1,000,000     Michigan State Housing Development Authority, Rental
                 Housing Revenue Bonds, 1994 Series B, 5.700%, 4/01/12                 A+       4/04 at 102         972,670
  1,055,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds,
                 (WMX Technologies, Inc. Project), Series 1993, 6.000%,
                 12/01/13 (Alternative Minimum Tax)                                    A1      12/03 at 102       1,060,834
--------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    RAT-                   OPT. CALL                 MARKET
AMOUNT             DESCRIPTION                                               INGS**               PROVISIONS*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
$1,000,000         State Building Authority, State of Michigan,
                    1991 Revenue Bonds, Series II, 6.250%,
                    10/01/20                                                  AA-               10/01 at 102              $1,011,680
   400,000         County of Bay, Michigan, Bay County West
                    Side Regional Sewage Disposal System
                    Bonds, 6.400%, 5/01/02                                      A               11/96 at 102                 408,000
   250,000         Capital Region Airport Authority, (Lansing,
                    Michigan), Airport Revenue Bonds, Series
                    1992, 6.700%, 7/01/21 (Alternative Minimum
                    Tax)                                                      Aaa                7/02 at 102                 265,653
 1,000,000         School District of the City of Dearborn,
                    County of Wayne, State of Michigan, 1992
                    School Building and Site Bonds, (General
                    Obligation Unlimited Tax), 6.000%, 5/01/14                 AA                5/01 at 102               1,014,420
 1,500,000         City of Detroit, Michigan, Convention Facility
                    Limited Tax Revenue Refunding Bonds, (Cobo
                    Hall Expansion Project), Series 1993, 5.250%,
                    9/30/12                                                   Aaa                9/03 at 102               1,424,640
 1,000,000         City of Detroit, Michigan, Water Supply System
                    Revenue and Revenue Refunding Bonds, Series
                    1993, 4.750%, 7/01/19                                     Aaa                7/04 at 102                 855,900
 1,000,000         Dexter Community Schools, Counties of Washtenaw
                    and Livingston, State of Michigan, 1993 School
                    Building and Site and Refunding Bonds, (General
                    Obligation Unlimited Tax), 5.000%, 5/01/17                 AA                5/03 at 102                 895,760
   445,000         Grand Rapids Housing Corporation, Multi-Family
                    Revenue Refunding Bonds, Series 1992 (FHA
                    Insured Mortgage Loan-Section 8 Assisted
                    Elderly Project), 7.375%, 7/15/41                         AAA                1/04 at 104                 483,337
   500,000         County of Grand Traverse (Michigan), Hospital
                    Finance Authority, Hospital Revenue Refunding
                    Bonds (Munson Healthcare Obligated Group),
                    Series 1992A, 6.250%, 7/01/22                             Aaa                7/02 at 102                 510,435
   950,000         Huron Valley School District, Counties of
                    Oakland and Livingston, State of Michigan,
                    1996 Refunding Bonds (General Obligation
                    -Unlimited Tax), 5.750%, 5/01/22 (WI)                     Aaa                5/07 at 100                 946,742
 1,000,000         Lake Orion Community School District,County
                    of Oakland, State of Michigan, 1995
                    Refunding Bonds, (General Obligation
                    -Unlimited Tax), 5.500%, 5/01/20                          Aaa                5/05 at 101                 964,600
 1,250,000         City of Lansing, Sewage Disposal System
                    Revenue and Revenue Refunding Bonds, 1994
                    Series, 5.850%, 5/01/14                                   Aaa                5/04 at 102               1,255,125
 1,000,000         County of Monroe, Michigan, Pollution Control
                    Revenue Bonds, (The Detroit Edison Company
                    Project), Series A-1994, 6.350%, 12/01/04
                    (Alternative Minimum Tax)                                 Aaa               No Opt. Call               1,088,870
                   City of Muskegon, County of Muskegon, State of
                    Michigan, Water Supply System Revenue Bonds,
                    Series 1993:
   450,000          4.500%, 5/01/12                                          Baa1                5/01 at 101                 375,534
   450,000          4.500%, 5/01/13                                          Baa1                5/01 at 101                 372,794
   180,000         Saginaw-Midland Municipal Water Supply
                    Corporation, State of Michigan, Water Supply
                    Revenue Bonds (Limited Tax General Obligation),
                    Series 1992, 6.875%, 9/01/16                                A                9/04 at 102                 196,864
   200,000         Hospital Finance Authority of the City of
                    St. Joseph, Michigan, Hospital Revenue
                    Refunding and Improvement Bonds, (Mercy
                    Memorial Medical Center, Inc.), Series 1986A,
                    7.300%, 10/01/00 (Pre-refunded to 10/01/96)               AAA               10/96 at 102                 205,174
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

MICHIGAN--CONTINUED

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                              RAT-            OPT. CALL         MARKET
AMOUNT           DESCRIPTION                                           INGS**         PROVISIONS*        VALUE
---------------------------------------------------------------------------------------------------------------------
$1,000,000       Regents of the University of Michigan, Hospital
                  Revenue Bonds, Series 1990, 6.375%, 12/01/24             Aa         12/00 at 100       $ 1,017,260
   250,000       The Economic Development Corporation of the City
                  of Warren, Nursing Home Revenue Refunding Bonds,
                  (GNMA Mortgage-Backed Security-Autumn Woods
                  Project), Series 1992, 6.900%, 12/20/22                 Aaa          3/02 at 101           261,175
 1,000,000       Charter County of Wayne, Michigan, Airport Revenue
                  Refunding Bonds (Detroit Metropolitan Wayne County
                  Airport), Subordinate Lien, Series 1993C, 5.250%,
                  12/01/13                                                Aaa         12/03 at 102           946,560
 1,000,000       Western Townships Utilities Authority, Sewage
                  Disposal System Refunding Bonds, Series
                  1991, 6.500%, 1/01/10                                   AAA          1/02 at 100         1,059,420
   500,000       Puerto Rico Aqueduct and Sewer Authority,
                  Revenue Bonds, Series 1988A, 7.875%,
                  7/01/17 (Pre-refunded to 7/01/98)                       AAA          7/98 at 102           545,185
   250,000       Puerto Rico Public Buildings Authority, Public
                  Education and Health Facilities Bonds,
                  Series L, 6.875%, 7/01/21 (Pre-refunded to
                  7/01/02)                                                Aaa      7/02 at 101 1/2           281,812
---------------------------------------------------------------------------------------------------------------------
$32,070,000      Total Investments -- (cost $31,212,932) -- 98.3%                                         32,207,224
================-----------------------------------------------------------------------------------------------------
                 TEMPORARY INVESTMENTS IN SHORT-TERM
                 MUNICIPAL SECURITIES -- 2.1%
$   700,000       Regents of the University of Michigan, Hospital
================  Revenue Bonds, Series 1995A, (Adjustable Rate
                  Demand), Variable Rate Demand Bonds, 3.750%,
                  12/01/27+                                            VMIG-1                                700,000
---------------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities -- (0.4%)                                                    (154,672)
---------------------------------------------------------------------------------------------------------------------
                 Net Assets -- 100%                                                                      $32,752,552
=====================================================================================================================

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

-----------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF           MARKET          MARKET
                 STANDARD & POOR'S                  MOODY'S      SECURITIES           VALUE         PERCENT
-----------------------------------------------------------------------------------------------------------
SUMMARY OF                    AAA                      Aaa             18         $13,757,663           43%
RATINGS**           AA+, AA, AA--        Aa1, Aa, Aa2, Aa3             12          12,599,814           39
PORTFOLIO OF                   A+                       A1              4           3,072,559           10
INVESTMENTS                A, A--                A, A2, A3              5           2,028,860            6
(EXCLUDING       BBB+, BBB, BBB--    Baa1, Baa, Baa2, Baa3              2             748,328            2
TEMPORARY
INVESTMENTS):
-----------------------------------------------------------------------------------------------------------
TOTAL                                                                  41         $32,207,224          100%
-----------------------------------------------------------------------------------------------------------

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
(WI) Security purchased on a when-issued basis (note 1).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NEW JERSEY

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                  RAT-          OPT. CALL           MARKET
AMOUNT                       DESCRIPTION                                                   INGS**      PROVISIONS*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  $1,415,000                 The Delaware River and Bay Authority, Revenue Bonds, Series
                              1993, 5.000%, 1/01/17                                          Aaa       1/04 at 102       $1,292,334
   1,000,000                 New Jersey Economic Development Authority, Gas Facilities
                              Revenue Bonds, 1991 Series A, (Elizabethtown Gas Company
                              Project), 6.750%, 10/01/21 (Alternative Minimum Tax)            A3      10/96 at 102        1,022,300
     200,000                 New Jersey Economic Development Authority, Lease Rental
                              Bonds, 1992 Series, (Liberty State Park Project), 6.800%,
                              3/15/22 (Pre-refunded to 3/15/02)                               A1       3/02 at 102          222,922
   1,000,000                 New Jersey Economic Development Authority, Economic
                              Development Bonds, (Yeshiva K'Tana of Passaic-1992 Project),
                              8.000%, 9/15/18                                                N/R      No Opt. Call        1,148,500
   2,965,000                 New Jersey Economic Development Authority, Economic
                              Development Bonds, (Bridgewater Resources Inc. Project),
                              1994 Series A, 8.375%, 11/01/04 (Alternative Minimum Tax)      N/R      No Opt. Call        3,082,770
     250,000                 New Jersey Economic Development Authority, Solid Waste
                              Disposal Facility Revenue Bonds, (Garden State Paper
                              Company, Inc. Project), Series 1992, 7.125%, 4/01/22
                              (Alternative Minimum Tax)                                      Aa1       4/02 at 102          267,253
   1,285,000                 New Jersey Economic Development Authority, Economic
                              Growth Bond, Composite Issue-1992 Second Series H,
                              5.300%, 12/01/07 (Alternative Minimum Tax)                     Aa3      12/03 at 102        1,266,727
     650,000                 New Jersey Economic Development Authority, Market
                              Transition Facility Senior Lien Revenue Bonds, Series 1994A,
                              5.875%, 7/01/11                                                Aaa       7/04 at 102          663,923
     975,000                 New Jersey Educational Facilities Authority, Trenton State
                              College Issue, Revenue Bonds, Series 1976 D,
                              6.750%, 7/01/08                                                 A+       1/97 at 100          977,077
     835,000                 New Jersey Educational Facilities Authority, Princeton
                              University Revenue Bonds, 1994 Series A, 5.875%, 7/01/11       Aaa       7/04 at 100          859,148
   1,930,000                 New Jersey Health Care Facilities Financing Authority, Revenue
                              Bonds, Hackensack Hospital Issue, Series A, 8.750%, 7/01/09    Aaa      No Opt. Call        2,235,056
   2,065,000                 New Jersey Health Care Facilities Financing Authority, Revenue
                              Bonds, Series 1990-E, (Kennedy Memorial Hospital),
                              8.375%, 7/01/10                                                 A1       7/01 at 102        2,381,585
     700,000                 New Jersey Health Care Facilities Financing Authority, Revenue
                              Bonds, Community Medical Center/Kensington Manor Care
                              Center Issue, Series E, 7.000%, 7/01/20                        Aaa       7/00 at 102         757,484
     480,000                 New Jersey Health Care Facilities Financing Authority Revenue
                              Bonds, Community Memorial Hospital Association Issue,
                              Series C, 8.000%, 7/01/14                                        A       7/98 at 102         513,571
   3,000,000                 New Jersey Health Care Facilities Financing Authority, Revenue
                              Bonds, Newton Memorial Hospital Issue,
                              Series A, 7.500%, 7/01/19                                       A-       7/99 at 102       3,201,870
     400,000                 New Jersey Health Care Facilities Financing Authority,
                              Refunding Revenue Bonds, Atlantic City Medical Center
                              Issue, Series C, 6.800%, 7/01/05                                 A       7/02 at 102         432,268
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                      NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                                       JULY 31, 1996

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                            RAT-       OPT. CALL         MARKET
AMOUNT             DESCRIPTION                                                       INGS**    PROVISIONS*         VALUE
----------------------------------------------------------------------------------------------------------------------------
$      800,000     New Jersey Health Care Facilities Financing Authority, Revenue
                    Bonds, Palisades Medical Center, Obligated Group Issue,
                    Series 1992, 7.500%, 7/01/06                                       Ba1     7/02 at 102    $      809,608
     1,750,000     New Jersey Housing Finance Agency, Special Pledge Revenue
                    Obligations, 1975 Series One, 9.000%, 11/01/18                      A1    11/96 at 104         1,827,123
     2,000,000     New Jersey Housing and Mortgage Finance Agency, Multi-Family
                    Housing Revenue Bonds, 1995 Series A, 6.000%, 11/01/14             Aaa     5/05 at 102         2,018,700
       700,000     New Jersey Housing and Mortgage Finance Agency, Housing
                    Revenue Bonds, 1992 Series A, 6.950%, 11/01/13                      A+     5/02 at 102           741,090
       375,000     New Jersey Turnpike Authority, Turnpike Revenue Bonds,
                    1984 Series, 10.375%, 1/01/03                                      AAA    No Opt. Call           449,434
     1,750,000     New Jersey Turnpike Authority, Turnpike Revenue Refunding
                    Bonds, Series 1991-C, 6.500%, 1/01/08                                A    No Opt. Call         1,899,905
     1,000,000     State of New Jersey, General Obligation Bonds, Series D,
                    5.800%, 2/15/07                                                    Aa1    No Opt. Call         1,052,420
     1,000,000     Pollution Control Financing Authority of Camden County,
                    (Camden County, New Jersey), Solid Waste Disposal and
                    Resource Recovery System Revenue Bonds, Series 1991 C,
                    7.125%, 12/01/01 (Alternative Minimum Tax)                        BBB+    No Opt. Call         1,017,330
     2,645,000     Pollution Control Financing Authority of Camden County,
                    (Camden County, New Jersey), Solid Waste Disposal and
                    Resource Recovery System Revenue Bonds, Series 1991 D,
                    7.250%, 12/01/10                                                  BBB+    12/01 at 102         2,721,864
       500,000     The Essex County Improvement Authority, (Essex County,
                    New Jersey), County Guaranteed Pooled Revenue Bonds,
                    Series 1992A, 6.500%, 12/01/12                                    Baa1    12/02 at 102           518,640
       500,000     The Board of Education of The Township of Hillsborough, in
                    the County of Somerset, State of New Jersey, General
                    Obligation School Purpose Bonds, Series 1992, 5.875%,
                    8/01/11                                                             AA    No Opt. Call           519,245
       400,000     The Hudson County Improvement Authority, Multi-Family
                    Housing Revenue Bonds, Series 1992 A, (Conduit Financing-
                    Observer Park Project), 6.900%, 6/01/22 (Alternative
                    Minimum Tax)                                                       AAA     6/04 at 100           416,116
     1,605,000     The Board of Education of the Borough of Little Ferry,
                    Bergen County, New Jersey, Certificates of Participation,
                    6.300%, 1/15/08                                                    N/R    No Opt. Call         1,622,559
                   The Board of Education of the Township of Monroe, In the
                    county of Gloucester, New Jersey, School Bonds, Series 1993:
       725,000      5.200%, 8/01/11                                                    Aaa    No Opt. Call           707,680
       825,000      5.200%, 8/01/14                                                    Aaa    No Opt. Call           792,124
       500,000     North Bergen Housing Development Corporation (North Bergen,
                    New Jersey), Mortgage Revenue Bonds, Series 1978, (FHA-Insured
                    Mortgage Loan-Section 8 Assisted Project), 7.400%, 9/01/20         N/R 8/96 at 102 1/2           510,265
----------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NEW JERSEY--CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                               RAT-            OPT. CALL            MARKET
AMOUNT          DESCRIPTION                                                             INGS**        PROVISIONS*             VALUE
------------------------------------------------------------------------------------------------------------------------------------
$    300,000    The Township of North Bergen, (Hudson County, New Jersey), Fiscal
                  Year Adjustment General Obligation Bonds, Series 1992,
                  6.500%, 8/15/12                                                        Aaa          8/02 at 102    $      320,754
   2,350,000    The Ocean County Utilities Authority (New Jersey), Wastewater
                  Revenue Bonds, Refunding Series 1987, 5.000%, 1/01/14                  Aaa          1/97 at 100         2,153,940
   2,215,000    County of Passaic, State of New Jersey, General Obligation Refunding
                  Bonds, Series 1993, 5.125%, 9/01/12                                    Aaa         No Opt. Call         2,135,216
     270,000    The Union County Utilities Authority, (New Jersey), Solid Waste
                  System Revenue Bonds, Series D, 6.850%, 6/15/14
                  (Alternative Minimum Tax)                                              Aaa          6/02 at 102           284,726
                The Union County Utilities Authority, (New Jersey), Solid Waste
                  System Revenue Bonds, 1991 Series A:
     195,000      7.100%, 6/15/06 (Alternative Minimum Tax)                               A-          6/02 at 102           200,349
   1,100,000      7.200%, 6/15/14 (Alternative Minimum Tax)                               A-          6/02 at 102         1,110,043
     100,000    University of Medicine and Dentistry of New Jersey Bonds, Series E,
                  6.500%, 12/01/18 (Pre-refunded to 12/01/01)                             AA         12/01 at 102           110,382
     300,000    The Wanaque Borough Sewage Authority, (Passaic County, New Jersey),
                  Sewer Revenue Bonds, (Series 1992), (Bank Qualified),
                  7.000%, 12/01/21                                                      Baa1         12/02 at 102           317,703
                Delaware River Port Authority, Revenue Bonds, Series of 1995:
     550,000      5.400%, 1/01/15                                                        Aaa          1/06 at 102           532,829
   1,000,000      5.500%, 1/01/26                                                        Aaa          1/06 at 102           961,250
   1,175,000    Virgin Islands Housing Finance Authority, Single Family Mortgage
                  Revenue Refunding Bonds, (GNMA Mortgage-Backed Securities
                  Program), 1995 Series A, 6.450%, 3/01/16
                  (Alternative Minimum Tax)                                              AAA          3/05 at 102         1,192,002
   2,000,000    Commonwealth of Puerto Rico, Public Improvement Bonds of 1995
                  (General Obligation Bonds), 5.750%, 7/01/24                            Aaa      7/05 at 101 1/2         2,002,300
   1,000,000    Puerto Rico Aqueduct and Sewer Authority, Revenue Bonds, Series
                  1988A, 7.875%, 7/01/17 (Pre-refunded to 7/01/98)                       AAA          7/98 at 102         1,090,369
      60,000    Puerto Rico Highway and Transportation Authority, Highway Revenue
                  Bonds, (Series T), 6.625%, 7/01/18 (Pre-refunded to 7/01/02)             A      7/02 at 101 1/2            66,899
                Puerto Rico Electric Power Authority, Power Revenue Bonds, Series P:
     790,000      7.000%, 7/01/07                                                         A-         No Opt. Call           896,333
   1,875,000      7.000%, 7/01/21 (Pre-refunded to 7/01/01)                              Aaa          7/01 at 102         2,107,518
   1,500,000    Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,
                  Series Z, 5.250%, 7/01/21                                               A-          7/05 at 100         1,361,685
   1,000,000    Puerto Rico Industrial, Tourist, Educational, Medical and
                  Environmental Control Facilities Financing Authority, Hospital
                  Revenue Bonds, 1995 Series A, (Hospital Auxilio Mutuo Obligated
                  Group Project), 6.250%, 7/01/16                                        Aaa          1/05 at 102         1,043,900
------------------------------------------------------------------------------------------------------------------------------------
$ 54,005,000    Total Investments -- (Cost $54,837,515) -- 95.8%                                                         55,837,089
==============----------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        RAT-           OPT. CALL        MARKET
AMOUNT        DESCRIPTION                                                        INGS**       PROVISIONS*         VALUE
-----------------------------------------------------------------------------------------------------------------------
              TEMPORARY INVESTMENT IN SHORT-TERM
              MUNICIPAL SECURITIES -- 3.1%
$   500,000   New Jersey Economic Development Authority, Dock Facility
               Revenue Refunding Bonds, (Bayonne/IMTT-Bayonne Project),
               Series 1993A, Variable Rate Demand Bonds,
               3.400%, 12/01/27+                                                 VMIG-1                     $   500,000

  1,300,000   The Port Authority of New York and New Jersey, Versatile
               Structure Obligations, Series 2, Variable Rate Demand Bonds,
               3.600%, 5/01/19+                                                    A-1+                       1,300,000
-----------------------------------------------------------------------------------------------------------------------
$ 1,800,000   Total Temporary Investments -- 3.1%                                                             1,800,000
-----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities -- 1.1%                                                             636,205
-----------------------------------------------------------------------------------------------------------------------
              Net Assets -- 100%                                                                            $58,273,294
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF               MARKET           MARKET
                        STANDARD & POOR'S                     MOODY'S        SECURITIES                VALUE          PERCENT
-----------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                           AAA                          Aaa                21          $24,016,803              43%
RATINGS**                   AA+, AA, AA-            Aa1, Aa, Aa2, Aa3                 5            3,216,027               6
PORTFOLIO OF                          A+                           A1                 5            6,149,797              11
INVESTMENTS:                       A, A-                    A, A2, A3                10           10,705,223              19
(EXCLUDING               BBB+, BBB, BBB-        Baa1, Baa, Baa2, Baa3                 4            4,575,537               8
TEMPORARY                   BB+, BB, BB-            Ba1, Ba, Ba2, Ba3                 1              809,608               2
INVESTMENTS):                  Non-rated                    Non-rated                 4            6,364,094              11
-----------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                50          $55,837,089             100%
-----------------------------------------------------------------------------------------------------------------------------

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard &Poor's or Moody's rating.
N/R - Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

PENNSYLVANIA

--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL           MARKET
AMOUNT          DESCRIPTION                                                        INGS**     PROVISIONS*            VALUE
--------------------------------------------------------------------------------------------------------------------------
$ 2,500,000     Pennsylvania Economic Development Financing Authority
                 (Sun Company, Inc. (R&M) Project) Series 1994A,
                 7.600%, 12/01/24 (Alternative Minimum Tax)                        Baa1      12/04 at 102      $ 2,754,875
    750,000     Pennsylvania Higher Educational Facilities Authority, Revenue
                 Bonds (Thomas Jefferson University--Life Sciences Building
                 Project), 1989 Series A, 6.000%, 7/01/19                            Aa       7/99 at 102          755,183
    600,000     Pennsylvania Housing Finance Agency, Single Family Mortgage
                 Revenue Bonds, Series 1991-32, 7.150%, 4/01/15                     AA+      10/01 at 102          637,938
  1,250,000     Pennsylvania Housing Finance Agency, Single Family Mortgage
                 Revenue Bonds, Series 1996-50A, 6.000%, 10/01/13                   AA+       4/06 at 102        1,254,038
  2,000,000     Pennsylvania Housing Finance Agency, Single Family Mortgage
                 Revenue Bonds, Series 1996-51, 6.375%, 4/01/28
                 (Alternative Minimum Tax)                                          AA+       4/06 at 102        2,020,280
  1,390,000     Pennsylvania Intergovernmental Cooperative Authority
                 (City of Philadelphia Funding Program) Series of 1994,
                 7.000%, 6/15/05                                                    Aaa      No Opt. Call        1,594,122
  1,500,000     Pennsylvania Intergovernmental Cooperative Authority Special
                 Tax Revenue Refunding Bonds (City of Philadelphia Funding
                 Program) Series of 1996, 5.500%, 6/15/20                           Aaa       6/06 at 100        1,446,810
  2,300,000     Pennsylvania Turnpike Commission, Pennsylvania Turnpike
                 Revenue Bonds, Series O of 1992, 5.500%, 12/01/17                  Aaa      12/02 at 102        2,201,054
  1,475,000     Allegheny County Hospital Development Authority (Allegheny
                 County, Pennsylvania), Hospital Revenue Bonds, Series Q
                 (Allegheny Valley Hospital, Sublessee), 7.000%, 8/01/15              A      No Opt. Call        1,638,209
  1,500,000     Allegheny County Hospital Development Authority, (Allegheny
                 County, Pennsylvania) Health and Education Revenue Bonds,
                 Series 1992 (The Rehabilitation Institute of Pittsburgh
                 Project), 7.000%, 6/01/22                                          BBB       6/02 at 102        1,521,420
  3,000,000     Allegheny County Residential Finance Authority Mortgage
                 Revenue Bonds (FHA Insured Mortgage, Ladies Grand Army
                 of the Republic Health Facility Project) 1995 Series G,
                 6.350%, 10/01/36                                                   AAA      10/05 at 100        3,015,180
  2,000,000     Allegheny County Residential Finance Authority, Single Family
                 Mortgage Revenue Bonds, 1994 Series Y, 0.000%, 5/01/27
                 (Alternative Minimum Tax)                                          Aaa      No Opt. Call          231,280
  2,000,000     Armstrong County Hospital Authority (Armstrong County,
                 Pennsylvania), Health Center Revenue Refunding Bonds,
                 Series 1991 (Canterbury Place Project), 6.500%, 12/01/21           Aaa      12/01 at 100        2,111,480
  1,000,000     Bucks County Community College Authority, Bucks County,
                 Pennsylvania, College Building Revenue and Refunding
                 Bonds, Series of 1992, 6.250%, 6/15/14                              Aa       6/02 at 100        1,020,300
  2,850,000     Deer Lakes School District (Allegheny County, Pennsylvania),
                 General Obligation Bonds, Series of 1995, 6.350%, 1/15/14          Aaa       1/04 at 100        2,970,812
    800,000     Greater Lebanon Refuse Authority, Lebanon County,
                 Pennsylvania Solid Waste Revenue Bonds, Series of 1992,
                 7.000%, 11/15/04                                                    A-      11/02 at 100          846,440
--------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                            RAT-         OPT. CALL           MARKET
AMOUNT            DESCRIPTION                                                        INGS**     PROVISIONS*            VALUE
----------------------------------------------------------------------------------------------------------------------------
$  3,500,000      Indiana County Industrial Development Authority Pollution
                   Control Refunding Revenue Bonds (New York State Electric
                   and Gas Corporation Project), 1994 Series A,
                   6.000%, 6/01/06                                                    Aaa      No Opt. Call      $ 3,728,375
   3,000,000      Indiana County Industrial Development Authority Pollution
                   Control Refunding Revenue Bonds, Series 1995 (Pennsylvania
                   Electric Company Project), 5.350%, 11/01/10                        Aaa      No Opt. Call        2,972,310
     950,000      Luzerne County Industrial Development Authority Exempt
                   Facilities Revenue Bonds, 1992 Series B (Pennsylvania Gas and
                   Water Company Project), 7.125%, 12/01/22 (Alternative
                   Minimum Tax)                                                      Baa1      12/02 at 102          995,087
   1,500,000      Luzerne County Industrial Development Authority Exempt
                   Facilities Revenue Refunding Bonds, 1994 Series A
                   (Pennsylvania Gas and Water Company Project), 7.000%,
                   12/01/17 (Alternative Minimum Tax)                                 Aaa      12/04 at 102        1,655,520
    2,000,000     McKeesport Area School District (Allegheny County,
                   Pennsylvania) General Obligation Bonds, Series of 1996A,
                   6.000%, 10/01/25 (WI)                                              Aaa      10/06 at 100        2,005,080
    3,000,000     County of Montgomery, Pennsylvania, General Obligation
                   Bonds, Series A of 1995, 6.100%, 10/15/25                          Aaa      10/00 at 100        3,060,270
    3,000,000     Montgomery County Higher Education and Health Authority
                   Mortgage Revenue Bonds, Series of 1996 (Waverly Heights
                   Project), 6.375%, 1/01/26                                          BBB       1/06 at 101        2,935,500
    1,800,000     Northampton County Higher Education Authority, University
                   Revenue Bonds, Series of 1991 (Lehigh University),
                   6.900%, 10/15/06                                                   Aaa      10/01 at 102        1,982,268
    1,000,000     Northumberland County Industrial Development Authority
                   Exempt Facilities Revenue Bonds, 1993 Series (Roaring Creek
                   Water Company Project), 6.375%, 10/15/23 (Alternative
                   Minimum Tax)                                                       N/R      10/03 at 102          929,230
    2,000,000     Philadelphia Authority for Industrial Development Project
                   Revenue Refunding Bonds (PGH Development Corporation),
                   Series of 1993, 5.250%, 7/01/17                                     AA       7/03 at 102        1,833,620
    2,000,000     City of Philadelphia, Pennsylvania Gas Works Revenue Bonds,
                   Fourteenth Series, 6.375%, 7/01/14                                 Aaa       7/03 at 102        2,091,100
    2,750,000     The Hospitals and Higher Education Facilities Authority of
                   Philadelphia Hospital Revenue Bonds, Series A of 1993
                   (Temple University Hospital), 6.625%, 11/15/23                      A-      11/03 at 102        2,789,600
    1,275,000     The Hospitals and Higher Education Facilities Authority of
                   Philadelphia Hospital Revenue Refunding Bonds, Series A of
                   1996 (St. Agnes Medical Center/Franciscan Health System
                   Project), 5.250%, 7/01/10                                          Aaa       7/98 at 100        1,225,058
    3,000,000     Urban Redevelopment Authority of Pittsburgh Home
                   Improvement Loan Bonds, 1995 Series A, 6.375%, 8/01/18
                   (Alternative Minimum Tax)                                            A       8/05 at 102        3,005,880
----------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

PENNSYLVANIA--CONTINUED


--------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                   RAT-      OPT. CALL       MARKET
 AMOUNT     DESCRIPTION                                                    INGS**    PROVISIONS*       VALUE
--------------------------------------------------------------------------------------------------------------
$1,100,000  Urban Redevelopment Authority of Pittsburgh Mortgage
              Revenue Bonds, 1994 Series A, 6.625%, 4/01/22 (Alternative
              Minimum Tax)                                                    A1     4/04 at 102    $1,115,136
   500,000  Saint Mary Hospital Authority Hospital Revenue Bonds, Series
              1992A, (Franciscan Health System/Saint Mary Hospital of
              Langhorne, Inc.), 6.500%, 7/01/12                              Aaa     7/02 at 102       533,200
   230,000  Health Care Facilities Authority of Sayre (Pennsylvania),
              Series 1991A Revenue Bonds, Guthrie Healthcare System,
              7.100%, 3/01/17                                                Aaa     3/01 at 102       251,586
   350,000  Washington County Hospital Authority, Hospital Revenue
              Bonds, Series 1992 (Monongahela Valley Hospital, Inc.
              Project), 6.750%, 12/01/08                                       A     4/02 at 102       366,162
   935,000  The Municipal Authority of the Borough of West View
              (Allegheny County, Pennsylvania), Special Obligation Bonds,
              Series of 1985A, 9.500%, 11/15/14                              Aaa    No Opt. Call     1,293,824
   600,000  The General Municipal Authority of the City of Wilkes-Barre,
              College Misericordia Revenue Bonds, Refunding Series A of
              1992, 7.750%, 12/01/12                                         N/R    12/00 at 100       642,317
--------------------------------------------------------------------------------------------------------------
$61,405,000 Total Investments -- (cost $59,398,291) -- 95.5%                                        61,430,544
===========---------------------------------------------------------------------------------------------------
            Other Assets Less Liabilities -- 4.5%                                                    2,868,345
--------------------------------------------------------------------------------------------------------------
            Net Assets -- 100%                                                                     $64,298,889
==============================================================================================================



--------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF            MARKET       MARKET
                 STANDARD & POOR'S                    MOODY'S       SECURITIES             VALUE       PERCENT
--------------------------------------------------------------------------------------------------------------
SUMMARY OF                     AAA                        Aaa               18       $34,369,329           56%
RATINGS**             AA-, AA, AA-          Aa1, Aa, Aa2, Aa3                6         7,521,359           12
PORTFOLIO OF                    A+                         A1                1         1,115,136            2
INVESTMENTS:                 A, A-                  A, A2, A3                5         8,646,291           14
                   BBB+, BBB, BBB-      Baa1, Baa, Baa2, Baa3                4         8,206,882           13
                         Non-rated                  Non-rated                2         1,571,547            3
--------------------------------------------------------------------------------------------------------------
TOTAL                                                                       36       $61,430,544          100%
--------------------------------------------------------------------------------------------------------------

 * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R -- Investment is not rated.
(WI) Security purchased on a when-issued basis (note 1).

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

VIRGINIA

--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     RAT-      OPT. CALL       MARKET
AMOUNT                        DESCRIPTION                                                     INGS**   PROVISIONS*       VALUE
--------------------------------------------------------------------------------------------------------------------------------
                              Metropolitan Washington Airports Authority, Airport System
                                Revenue Bonds, Series 1992A:
 $1,500,000                     6.625%, 10/01/19 (Alternative Minimum Tax)                    Aaa     10/02 at 102    $1,579,935
  1,500,000                     6.250%, 10/01/21 (Alternative Minimum Tax)                    Aaa     10/02 at 102     1,526,205
  1,000,000                   Metropolitan Washington Airports Authority, Airport System
                                Revenue Bonds, Series 1994A, 5.750%, 10/01/20
                                (Alternative Minimum Tax)                                     Aaa     10/04 at 102       985,150
  2,260,000                   City of Virginia Beach Development Authority (Virginia),
                                Hospital Revenue Bonds (Sentara Bayside Hospital),
                                Series 1991, 6.300%, 11/01/21                                  Aa     11/01 at 102     2,283,933
    800,000                   Virginia College Building Authority, Educational Facilities
                                Revenue Bonds (Randolph-Macon College Project), Series of
                                1992, 6.625%, 5/01/13                                          A-      5/02 at 102       838,352
                              Virginia College Building Authority, Educational Facilities
                                Revenue Bonds (The Washington and Lee University Project),
                                Series of 1994:
  1,250,000                     5.750%, 1/01/14                                                Aa      1/04 at 102     1,247,888
  1,000,000                     5.800%, 1/01/24                                                Aa      1/04 at 102       991,130
    650,000                   Virginia Housing Development Authority, Commonwealth
                                Mortgage Bonds, 1990 Series B, Subseries B-4,
                                6.850%, 7/01/17                                               Aa1      1/00 at 102       672,458
  4,000,000                   Virginia Housing Development Authority, Commonwealth
                                Mortgage Bonds, 1992 Series A, 7.150%, 1/01/33                Aa1      1/02 at 102     4,249,760
    800,000                   Virginia Housing Development Authority, Multi-Family
                                Housing Bonds, 1992 Series D, 6.800%, 11/01/09                AA+      5/02 at 102       845,696
  1,090,000                   Virginia Public Building Authority, State Building Revenue
                                Bonds, Series 1991A, 6.500%, 8/01/11                           Aa      8/01 at 102     1,196,624
  1,000,000                   Virginia Resources Authority, Sewer System Revenue Bonds,
                                1995 Series A, (Hopewell Regional Wastewater Treatment
                                Facility Project), 6.000%, 10/01/25
                                (Alternative Minimum Tax)                                      AA     10/05 at 102       980,340
  1,960,000                   Virginia Resources Authority, Solid Waste Disposal System
                                Revenue Bonds, (County of Prince William, Virginia-
                                Refunding), 1995 Series A, 5.500%, 4/01/15                     AA      4/05 at 102     1,883,599
  1,500,000                   Virginia Resources Authority, Water and Sewer System Revenue
                                Bonds, 1995 Series A (Sussex County Project),
                                5.600%, 10/01/25                                               AA     10/05 at 102     1,426,590
    800,000                   Virginia Resources Authority, Water System Refunding Revenue
                                Bonds, 1992 Series A, 6.450%, 4/01/13                          AA      4/02 at 102       842,096
  1,000,000                   Town of Abingdon, Virginia, General Obligation Capital
                                Improvement Bonds, Series 1992, 6.250%, 8/01/12                 A      8/02 at 102     1,036,570
  2,060,000                   Industrial Development Authority of Albemarle County,
                                Virginia, Hospital Refunding Revenue Bonds (Martha Jefferson
                                Hospital), Series 1993, 5.875%, 10/01/13                        A     10/03 at 102     2,018,409
  2,250,000                   Capital Region Airport Commission, Richmond (Virginia),
                                International Airport Projects, Airport Revenue Bonds,
                                Series 1995A, 5.625%, 7/01/25                                A aa      7/05 at 102     2,202,705
--------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

VIRGINIA--CONTINUED

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     RAT-      OPT. CALL           MARKET
AMOUNT                       DESCRIPTION                                                      INGS**   PROVISIONS*           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $  750,000            Charlottesville-Albemarle Airport Authority, (Virginia), Airport
                        Revenue Refunding Bonds, Series 1995, 6.125%, 12/01/13
                        (Alternative Minimum Tax)                                            BBB      12/05 at 102         731,955
  2,500,000            Chesapeake Bay Bridge and Tunnel District, General Resolution
                        Revenue Bonds, Refunding Series 1991, 6.375%, 7/01/22
                        (Pre-refunded to 7/01/01)                                            Aaa       7/01 at 102       2,732,575
  1,000,000            Industrial Development Authority of Covington-Alleghany
                        County, Virginia, Hospital Facility Revenue Bonds,
                        (Alleghany Regional Hospital) Series 1992, 6.625%, 4/01/12
                        (Pre-refunded to 4/01/02)                                             A-       4/02 at 102       1,105,070
  1,700,000            County of Cumberland, Virginia, Certificates of Participation,
                        Series 1994, 5.480%, 7/15/97                                         N/R      No Opt. Call       1,702,023
  1,460,000            Industrial Development Authority of Fairfax County, Virginia,
                        Hospital Revenue Refunding Bonds, (Inova Health System
                        Hospitals Project) Series 1993A, 5.000%, 8/15/13                     Aaa      No Opt. Call       1,372,969
  3,250,000            Fairfax County (Virginia) Water Authority, Water Refunding
                        Revenue Bonds, Series 1992, 5.750%, 4/01/29                           Aa       4/02 at 100       3,127,183
  3,000,000            Hampton Roads Regional Jail Authority, Regional Jail Facility
                        Revenue Bonds, Series 1996A, 5.500%, 7/01/24                         Aaa       7/06 at 102       2,890,140
    500,000            Industrial Development Authority of the City of Hampton,
                        Virginia, Hospital Revenue and Refunding Bonds (Sentara
                        Hampton General Hospital), Series 1994A, 6.500%, 11/01/12              A      11/04 at 102         514,055
  2,500,000            Henrico County, Virginia, Water and Sewer System Refunding
                        Revenue Bonds, Series 1992, 6.250%, 5/01/13                          AA-       5/02 at 100       2,554,675
  1,000,000            Loudoun County Sanitation Authority (Virginia), Water and
                        Sewer System Revenue Bonds, Refunding Series 1992,
                        6.250%, 1/01/16                                                      Aaa       1/03 at 102       1,035,970
  1,000,000            Industrial Development Authority of Loudoun County, Virginia,
                        University Facilities Revenue Refunding Bonds (The George
                        Washington University), Series of 1992, 6.250%, 5/15/22               A1       5/02 at 102       1,021,810
  1,500,000            Industrial Development Authority of the City of Lynchburg,
                        Virginia, Educational Facilities Revenue Bonds, (Randolph-
                        Macon Women's College), Series 1993, 5.875%, 9/01/13                   A       9/03 at 102       1,490,325
  2,080,000            Peninsula Ports Authority of Virginia, Health System Revenue
                        and Refunding Bonds (Riverside Health System Project),
                        Series 1992A, 6.625%, 7/01/18                                         Aa       7/02 at 102       2,173,496
  2,500,000            Prince William County Park Authority, (Virginia), Revenue
                        Bonds, Series 1994, 6.875%, 10/15/16                                  A-      10/04 at 102       2,669,775
  1,000,000            Prince William County Service Authority (Virginia), Water and
                        Sewer System Revenue Bonds, Series 1991, 6.000%, 7/01/29             Aaa       7/01 at 100       1,003,940
  3,005,000            City of Richmond, Virginia, General Obligation Public
                        Improvement Bonds, Series 1993B, 5.500%, 7/15/23                      AA       7/03 at 102       2,877,226
  1,000,000            Industrial Development Authority of the City of Roanoke,
                        Virginia, Hospital Revenue Bonds (Roanoke Memorial Hospitals,
                        Community Hospital of Roanoke Valley and Franklin Memorial Hospital
                        Project), Series 1990, 6.500%, 7/01/25 (Pre-refunded to 7/01/00)     Aaa       7/00 at 100       1,069,740
----------------------------------------------------------------------------------------------------------------------------------

                                                                                      NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                                       JULY 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                            RAT-           OPT. CALL         MARKET
AMOUNT              DESCRIPTION                                                      INGS**        PROVISIONS*         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  Industrial Development Authority of Rockingham County,
                   Virginia, Educational Facilities Revenue Bonds, (Bridgewater
                   College), Series 1993:
$      400,000     5.600%, 10/01/06                                                  Baa1         10/03 at 102    $      399,320
       400,000     5.700%, 10/01/07                                                  Baa1         10/03 at 102           399,472
     2,750,000    Southeastern Public Service Authority of Virginia, Senior
                   Revenue Bonds, Series 1993, (Regional Solid Waste System),
                   6.000%, 7/01/13 (Alternative Minimum Tax)                           A-          7/03 at 102         2,702,590
       480,000    Suffolk Redevelopment Authority Multifamily Housing (Chase
                   Heritage Project), 7.000%, 7/01/24 (Mandatory Put 7/01/04)        Baa3          7/02 at 104           503,093
     4,000,000    Upper Occoquan Sewerage Authority (Virginia), Regional
                   Sewerage System Revenue Refunding Bonds, Series of 1993,
                   5.000%, 7/01/21                                                    Aaa          1/04 at 102         3,597,800
       800,000    Puerto Rico Highway and Transportation Authority,
                   Highway Revenue Bonds, (Series T), 6.625%, 7/01/18
                   (Pre-refunded to 7/01/02)                                            A      7/02 at 101 1/2           891,992
------------------------------------------------------------------------------------------------------------------------------------
$   64,995,000    Total Investments -- (Cost $62,627,296) -- 98.7%                                                65,374,634
================--------------------------------------------------------------------------------------------------------------------
                  TEMPORARY INVESTMENTS IN SHORT-TERM MUNICIPAL SECURITIES -- 0.3%
$      200,000    Peninsula Ports Authority of Virginia Refunding Bonds
================   (Dominion Terminal Associates Project -- Series 1987C),
                   Variable Rate Demand Bonds, 3.550%, 7/01/16+                       P-1                            200,000
------------------------------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities -- 1.0%                                                             645,636
------------------------------------------------------------------------------------------------------------------------------------
                   Net Assets -- 100%                                                                         $   66,220,270
====================================================================================================================================

PORTFOLIO OF INVESTMENTS
(Unaudited)

VIRGINIA--CONTINUED

-------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF         MARKET     MARKET
                   STANDARD & POOR'S                  MOODY'S    SECURITIES          VALUE    PERCENT
-------------------------------------------------------------------------------------------------------
  SUMMARY OF                     AAA                      Aaa            11    $19,997,129        31%
  RATINGS**             AA+, AA, AA-        Aa1, Aa, Aa2, Aa3            15     27,352,694        42
  PORTFOLIO OF                    A+                       A1             1      1,021,810         2
  INVESTMENTS                  A, A-                A, A2, A3             9     13,267,138        20
  (EXCLUDING         BBB+, BBB, BBB-    Baa1, Baa, Baa2, Baa3             4      2,033,840         3
  TEMPORARY                Non-rated                Non-rated             1      1,702,023         2
  INVESTMENTS):
-------------------------------------------------------------------------------------------------------
  TOTAL                                                                  41    $65,374,634       100%
-------------------------------------------------------------------------------------------------------

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security.
The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

STATEMENT OF NET ASSETS           NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
(Unaudited)                                                        JULY 31, 1996

-----------------------------------------------------------------------------------------------------------------------
                                                                       AZ          FL           MD            MI
-----------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments in municipal securities, at market value (note 1)    $24,162,200  $61,600,722  $54,712,491   $32,207,224
 Temporary investments in short-term municipal securities,
  at amortized cost (note 1)                                          100,000    1,200,000      700,000       700,000
 Cash                                                                  47,075      120,935            -       236,738
 Receivables:
  Interest                                                            271,118      891,455      521,768       448,885
  Shares sold                                                               -            -       35,401       226,206
  Investments sold                                                     10,000            -       61,664             -
 Deferred organization costs (note 1)                                   3,554        3,414        4,027         4,506
 Other assets                                                           4,939        4,090        6,368         5,662
                                                                  -----------  -----------  -----------   -----------
   Total assets                                                    24,598,886   63,820,616   56,041,719    33,829,221
                                                                  -----------  -----------  -----------   -----------
 LIABILITIES
 Payables:
  Investments purchased                                               503,583    1,006,372            -       921,086
  Shares reacquired                                                         -       14,486          293             -
 Accrued expenses:
  Management fees (note 6)                                             11,083       28,771       25,890        15,061
  Other                                                                33,839       60,844       92,806        50,584
 Dividends payable                                                     55,430      137,484      145,333        89,938
                                                                  -----------  -----------  -----------   -----------
   Total liabilities                                                  603,935    1,247,957      264,322     1,076,669
                                                                  -----------  -----------  -----------   -----------
 Net assets (note 7)                                              $23,994,951  $62,572,659  $55,777,397   $32,752,552
                                                                  ===========  ===========  ===========   ===========
 Class A Shares (note 1)
 Net assets                                                       $ 4,683,638  $ 8,927,494  $ 9,335,001   $ 4,923,363
                                                                  ===========  ===========  ===========   ===========
 Shares outstanding                                                   448,735      870,440      919,190       471,362
                                                                  ===========  ===========  ===========   ===========
 Net asset value and redemption price per share                   $     10.44  $     10.26  $     10.16   $     10.44
                                                                  ===========  ===========  ===========   ===========
 Offering price per share (net asset value per share plus
  maximum sales charge of 4.50% of offering price)                $     10.93  $     10.74  $     10.64   $     10.93
                                                                  ===========  ===========  ===========   ===========
 Class C Shares (note 1)
 Net assets                                                       $   482,826  $   245,949  $ 1,712,343   $   265,308
                                                                  ===========  ===========  ===========   ===========
 Shares outstanding                                                    46,633       24,076      168,755        25,435
                                                                  ===========  ===========  ===========   ===========
 Net asset value, offering and redemption price per share         $     10.35  $     10.22  $     10.15   $     10.43
                                                                  ===========  ===========  ===========   ===========
 Class R Shares (note 1)
 Net assets                                                       $18,828,487  $53,399,216  $44,730,053   $27,563,881
                                                                  ===========  ===========  ===========   ===========
 Shares outstanding                                                 1,815,543    5,201,347    4,400,123     2,637,250
                                                                  ===========  ===========  ===========   ===========
 Net asset value and redemption price per share                   $     10.37  $     10.27  $     10.17   $     10.45
                                                                  ===========  ===========  ===========   ===========
-----------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
(Unaudited)

------------------------------------------------------------------------------------------------------------------------
                                                                                NJ               PA              VA
------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal securities, at market value (note 1)............. $55,837,089      $61,430,544      $65,374,634
Temporary investments in short-term municipal securities,
  at amortized cost (note 1)..............................................   1,800,000                -          200,000
Cash......................................................................     233,336        4,204,181          105,065
Receivables:
  Interest................................................................     638,899          854,021          816,351
  Shares sold.............................................................      18,136           48,228           42,060
  Investments sold........................................................           -                -                -
Deferred organization costs (note 1)......................................       3,794            4,108            2,825
Other assets..............................................................       8,023            8,961            8,221
                                                                           -----------      -----------      -----------
     Total assets.........................................................  58,539,277       66,550,043       66,549,156
                                                                           -----------      -----------      -----------

LIABILITIES
Payables:
  Investments purchased...................................................           -        1,971,027                -
  Shares reacquired.......................................................          38            3,608           39,907
Accrued expenses:
  Management fees (note 6)................................................      26,961           29,682           30,575
  Other...................................................................      72,264           77,731           88,182
Dividends payable.........................................................     166,720          169,106          170,222
                                                                           -----------      -----------      -----------
     Total liabilities....................................................     265,983        2,251,154          328,886
                                                                           -----------      -----------      -----------
Net assets (note 7)....................................................... $58,273,294      $64,298,889      $66,220,270
                                                                           ===========      ===========      ===========
Class A Shares (note 1)
Net assets................................................................ $13,889,997      $ 7,907,452      $ 7,893,642
                                                                           ===========      ===========      ===========
Shares outstanding........................................................   1,372,220          762,543          762,402
                                                                           ===========      ===========      ===========
Net asset value and redemption price per share............................ $     10.12      $     10.37      $     10.35
                                                                           ===========      ===========      ===========
Offering price per share (net asset value per share plus
  maximum sales charge of 4.50% of offering price)........................ $     10.60      $     10.86      $     10.84
                                                                           ===========      ===========      ===========
Class C Shares (note 1)
Net assets................................................................ $ 1,938,675      $ 1,104,338      $   975,023
                                                                           ===========      ===========      ===========
Shares outstanding........................................................     191,871          107,704           94,435
                                                                           ===========      ===========      ===========
Net asset value, offering and redemption price per share.................. $     10.10      $     10.25      $     10.32
                                                                           ===========      ===========      ===========
Class R Shares (note 1)
Net assets................................................................ $42,444,622      $55,287,099      $57,351,605
                                                                           ===========      ===========      ===========
Shares outstanding........................................................   4,188,504        5,345,160        5,540,577
                                                                           ===========      ===========      ===========
Net asset value and redemption price per share............................ $     10.13      $     10.34      $     10.35
                                                                           ===========      ===========      ===========
------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS           NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
Six months ended July 31, 1996                                     JULY 31, 1996
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------
                                                                   AZ           FL           MD            MI
-----------------------------------------------------------------------------------------------------------------------
 INVESTMENT  INCOME
 Tax-exempt interest income (note 1)                          $  690,043   $ 1,746,592   $ 1,615,835   $ 978,358

 Expenses:
  Management fees (note 6)                                        64,478       166,678       151,547      90,983
  12b-1 service fees--Class A (note 1)                             5,208         8,957        10,223       5,395
  12b-1 distribution and service fees--Class C (note 1)            1,880           919         8,069       1,284
  Shareholders' servicing agent fees and expenses                 11,541        29,177        32,487      17,117
  Custodian's fees and expenses                                   18,523        21,281        28,495      17,569
  Trustees' fees and expenses (note 6)                               462         1,115           269         698
  Professional fees                                                6,859         6,362         5,973       5,989
  Shareholders' reports--printing and mailing expenses             4,730        11,625        11,006      10,697
  Federal and state registration fees                              3,267         2,332         3,601       5,184
  Amortization of deferred organization costs (note 1)             3,444         3,584         3,801       3,918
  Other expenses                                                   1,492         2,912         2,719       2,150
                                                              ----------   -----------   -----------   ---------
   Total expenses before expense reimbursement                   121,884       254,942       258,190     160,984
  Expense reimbursement from investment adviser (note 6)         (26,872)      (17,779)      (33,243)    (30,237)
                                                              ----------   -----------   -----------   ---------
   Net expenses                                                   95,012       237,163       224,947     130,747
                                                              ----------   -----------   -----------   ---------
     Net investment income                                       595,031     1,509,429     1,390,888     847,611
                                                              ----------   -----------   -----------   ---------
 REALIZED AND UNREALIZED GAIN (LOSS)
 FROM INVESTMENTS
 Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 4)                     80,171      (191,644)       69,944    (132,211)
 Net change in unrealized appreciation or depreciation
  of investments                                                (755,735)   (1,542,928)   (1,551,912)   (850,846)
                                                              ----------   -----------   -----------   ---------
     Net gain (loss) from investments                           (675,564)   (1,734,572)   (1,481,968)   (983,057)
                                                              ----------   -----------   -----------   ---------
 Net increase (decrease) in net assets from operations        $  (80,533)  $  (225,143)  $   (91,080)  $(135,446)
                                                              ==========   ===========   ===========   =========
-----------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Six months ended July 31, 1996
(Unaudited

---------------------------------------------------------------------------------------------------------------
                                                                          NJ            PA            VA
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Tax-exempt interest income (note 1)                                   $ 1,705,372   $ 1,885,494   $ 1,945,718
                                                                      -----------   -----------   -----------
Expenses:
  Management fees (note 6)                                                155,884       173,278       178,477
  12b-1 service fees--Class A (note 1)                                     15,688         8,413         8,521
  12b-1 distribution and service fees--Class C (note 1)                     8,295         5,358         4,312
  Shareholders' servicing agent fees and expenses                          43,468        46,174        38,918
  Custodian's fees and expenses                                            24,121        24,759        21,265
  Trustees' fees and expenses (note 6)                                        372         1,130           509
  Professional fees                                                         7,398         7,350         9,960
  Shareholders' reports--printing and mailing expenses                     16,013        16,930        27,466
  Federal and state registration fees                                       3,878         1,827         4,719
  Amortization of deferred organization costs (note 1)                      3,596         3,876         2,998
  Other expenses                                                            2,630         3,503         4,436
                                                                      -----------   -----------   -----------
     Total expenses before expense reimbursement                          281,343       292,598       301,581
  Expense reimbursement from investment adviser (note 6)                  (44,790)      (42,539)      (45,370)
                                                                      -----------   -----------   -----------
     Net expenses                                                         236,553       250,059       256,211
                                                                      -----------   -----------   -----------
       Net investment income                                            1,468,819     1,635,435     1,689,507
                                                                      -----------   -----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS
Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 4)                             (87,605)      336,310      (152,534)
Net change in unrealized appreciation or depreciation of
  investments                                                          (1,453,280)   (1,793,427)   (1,407,357)
                                                                      -----------   -----------   -----------
     Net gain (loss) from investments                                  (1,540,885)   (1,457,117)   (1,559,891)
                                                                      -----------   -----------   -----------
Net increase (decrease) in net assets from operations                 $   (72,066)  $   178,318   $   129,616
                                                                      ===========   ===========   ===========
---------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)                                                                           NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                                       JULY 31, 1996


---------------------------------------------------------------------------------------------------------------------------------
                                                                        AZ                                FL
----------------------------------------------------------------------------------------------------------------------------------
                                                            6 months ended      Year ended    6 months ended     Year ended
                                                               7/31/96             1/31/96        7/31/96         1/31/96
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                        $     595,031     $ 1,030,283       $ 1,509,429   $  2,868,644
Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 4)                       80,171         (27,336)         (191,644)      (140,189)
Net change in unrealized appreciation or depreciation
  of investments                                                  (755,735)      1,629,699        (1,542,928)     4,780,693
                                                             -------------     -----------       -----------   ------------
  Net increase (decrease) in net assets from operations            (80,533)      2,632,646          (225,143)     7,509,148
                                                             -------------     -----------       -----------   ------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
  Class A                                                         (100,351)       (101,157)         (169,243)      (148,024)
  Class C                                                           (7,445)         (6,237)           (3,692)        (5,956)
  Clas  R                                                         (478,991)       (937,616)       (1,347,434)    (2,730,462)
From accumulated net realized gains from investment
  transactions:
  Class A                                                                -               -                 -              -
  Class C                                                                -               -                 -              -
  Class R                                                                -               -                 -              -
                                                             -------------     -----------       -----------   ------------
     Decrease in net assets from distributions to
       shareholders                                               (586,787)     (1,045,010)       (1,520,369)    (2,884,442)
                                                             -------------     -----------       -----------   ------------
FUND SHARE TRANSACTIONS (note 2)
Net proceeds from sale of shares:
  Class A                                                          995,578       2,882,755         3,769,515      4,315,210
  Class C                                                          175,003         273,019            98,276         77,334
  Class R                                                          821,396       2,473,853         2,896,310      8,465,473
Net proceeds from shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                                           48,032          38,250            76,281         52,678
  Class C                                                            6,801           5,264             1,890          3,575
  Class R                                                          284,351         529,462           735,720      1,500,287
                                                             -------------     -----------       -----------   ------------
                                                                 2,331,161       6,202,603         7,577,992     14,414,557
                                                             -------------     -----------       -----------   ------------

Cost of shares redeemed:
  Class A                                                         (147,063)       (303,388)         (577,968)      (173,983)
  Class C                                                          (20,312)         (3,168)          (17,677)             -
  Class R                                                       (1,257,396)     (1,449,215)       (3,972,806)   (11,564,633)
                                                             -------------     -----------       -----------   ------------
                                                                (1,424,771)     (1,755,771)       (4,568,451)   (11,738,616)
                                                             -------------     -----------       -----------   ------------
  Net increase (decrease) in net assets derived from
    Fund share transactions                                        906,390       4,446,832         3,009,541      2,675,941
                                                             -------------     -----------       -----------   ------------
    Net increase (decrease) in net assets                          239,070       6,034,468         1,264,029      7,300,647
Net assets at the beginning of period                           23,755,881      17,721,413        61,308,630     54,007,983
                                                             -------------     -----------       -----------   ------------
Net assets at the end of period                              $  23,994,951     $23,755,881       $62,572,659   $ 61,308,630
                                                             =============     ===========       ===========   ============
Balance of undistributed net investment income at
  end of period                                              $      10,053     $     1,809       $     9,856   $     20,796
                                                             =============     ===========       ===========   ============
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------
                                                                         MD                              MI
-----------------------------------------------------------------------------------------------------------------------
                                                          6 months ended   Year ended    6 months ended     Year ended
                                                                7/31/96       1/31/96         7/31/96         1/31/96
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                     $ 1,390,888      $ 2,553,861   $   847,611        $ 1,588,746
Net realized gain (loss) from investment transactions,
 net of taxes, if applicable (notes 1 and 4)                   69,944          138,640      (132,211)           414,083
Net change in unrealized appreciation or depreciation
 of investments                                            (1,551,912)       3,998,568      (850,846)         2,255,770
                                                          ------------     -----------   ------------       -----------
 Net increase (decrease) in net assets from operations        (91,080)       6,691,069      (135,446)         4,258,599
                                                          ------------     -----------   ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
 Class A                                                     (195,799)        (198,145)     (104,973)          (110,174)
 Class C                                                      (32,415)         (47,180)       (5,262)            (5,812)
 Class R                                                   (1,142,660)      (2,335,847)     (734,750)        (1,479,047)
From accumulated net realized gains from investment
transactions:
 Class A                                                            -                -             -             (9,042)
 Class C                                                            -                -             -               (536)
 Class R                                                            -                -             -            (88,511)
                                                          ------------     -----------   ------------       -----------
Decrease in net assets from distributions to
 shareholders                                              (1,370,874)      (2,581,172)     (844,985)        (1,693,122)
                                                          ------------     -----------   ------------       -----------
FUND SHARE TRANSACTIONS (note 2)
Net proceeds from sale of shares:
 Class A                                                    3,456,516        5,206,011     1,159,300          3,071,799
 Class C                                                      409,217          645,990       105,803            146,180
 Class R                                                    1,005,910        4,099,669       839,280          3,061,856
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                                      128,488          112,734        57,826             58,075
 Class C                                                       24,087           39,318         4,221              5,428
 Class R                                                      719,216        1,461,612       491,142          1,044,771
                                                          ------------     -----------   ------------       -----------
                                                            5,743,434       11,565,334     2,657,572          7,388,109
                                                          ------------     -----------   ------------       -----------
Cost of shares redeemed:
 Class A                                                     (929,050)        (350,679)     (206,614)          (171,433)
 Class C                                                     (119,567)        (195,323)      (68,959)            (4,206)
 Class R                                                   (3,142,740)      (4,647,731)   (3,033,446)        (3,009,162)
                                                          ------------     -----------   ------------       -----------
                                                           (4,191,357)      (5,193,733)   (3,309,019)        (3,184,801)
                                                          ------------     -----------   ------------       -----------
Net increase (decrease) in net assets derived from
 Fund share transactions                                    1,552,077        6,371,601      (651,447)         4,203,308
                                                          ------------     -----------   ------------       -----------
 Net increase (decrease) in net assets                         90,123       10,481,498    (1,631,878)         6,768,785
Net assets at the beginning of period                      55,687,274       45,205,776    34,384,430         27,615,645
                                                          ------------     -----------   ------------       -----------
Net assets at the end of period                           $55,777,397      $55,687,274   $32,752,552       $ 34,384,430
                                                          ============     ===========   ============      ============
Balance of undistributed net investment income at
 end of period                                            $    20,950      $       936   $    13,519       $     10,893
                                                          ============     ===========   ============      ============
-----------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

----------------------------------------------------------------------------------------------------------------------
                                                                        NJ                             PA
----------------------------------------------------------------------------------------------------------------------
                                                         6 months ended     Year ended  6 months ended    Year ended
                                                             7/31/96          1/31/96       7/31/96         1/31/96
----------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                     $ 1,468,819      $ 2,617,653   $ 1,635,435    $ 3,007,154
 Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 4)                  (87,605)         (30,019)      336,310        (36,684)
 Net change in unrealized appreciation or depreciation
  of investments                                            (1,453,280)       3,249,789    (1,793,427)     4,855,692
                                                           -----------      -----------   -----------    -----------
  Net increase (decrease) in net assets from operations        (72,066)       5,837,423       178,318      7,826,162
                                                           -----------      -----------   -----------    -----------
 DISTRIBUTIONS TO SHAREHOLDERS (note 1)
 From undistributed net investment income:
  Class A                                                     (313,893)        (329,633)     (160,008)      (173,805)
  Class C                                                      (35,567)         (32,025)      (21,440)       (28,974)
  Class R                                                   (1,121,588)      (2,282,656)   (1,392,116)    (2,830,558)
 From accumulated net realized gains from investment
  transactions:
  Class A                                                            -                -             -              -
  Class C                                                            -                -             -              -
  Class R                                                            -                -             -              -
                                                           -----------      -----------   -----------    -----------
   Decrease in net assets from distributions to
    shareholders                                            (1,471,048)      (2,644,314)   (1,573,564)    (3,033,337)
                                                           -----------      -----------   -----------    -----------
 FUND SHARE TRANSACTIONS (note 2)
 Net proceeds from sale of shares:
  Class A                                                    3,959,032        7,757,684     2,521,674      4,222,635
  Class C                                                    1,069,271          573,759       171,876        633,225
  Class R                                                    2,408,112        4,461,592     1,558,285      6,005,478
 Net proceeds from shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                                      193,747          181,529       119,325        126,885
  Class C                                                       16,206           16,615        16,723         24,758
  Class R                                                      788,782        1,567,807       870,401      1,786,453
                                                           -----------      -----------   -----------    -----------
                                                             8,435,150       14,558,986     5,258,284     12,799,434
                                                           -----------      -----------   -----------    -----------
 Cost of shares redeemed:
  Class A                                                     (610,784)        (406,168)     (435,904)      (281,318)
  Class C                                                     (170,835)         (32,865)     (162,915)      (105,804)
  Class R                                                   (2,867,023)      (5,070,204)   (3,228,000)    (6,418,284)
                                                           -----------      -----------   -----------    -----------
                                                            (3,648,642)      (5,509,237)   (3,826,819)    (6,805,406)
                                                           -----------      -----------   -----------    -----------
  Net increase (decrease) in net assets derived from
   Fund share transactions                                   4,786,508        9,049,749     1,431,465      5,994,028
                                                           -----------      -----------   -----------    -----------
   Net increase (decrease) in net assets                     3,243,394       12,242,858        36,219     10,786,853
 Net assets at the beginning of period                      55,029,900       42,787,042    64,262,670     53,475,817
                                                           -----------      -----------   -----------    -----------
 Net assets at the end of period                           $58,273,294      $55,029,900   $64,298,889    $64,262,670
                                                           ===========      ===========   ===========    ===========
 Balance of undistributed net investment income at
  end of period                                            $     5,899      $     8,128   $    67,522    $     5,651
                                                           ===========      ===========   ===========    ===========
----------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

-----------------------------------------------------------------------------------------
                                                                        VA
-----------------------------------------------------------------------------------------
                                                           6 months ended     Year ended
                                                              7/31/96           1/31/96
-----------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                     $ 1,689,507        $ 3,221,308
 Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 4)                 (152,534)           334,528
 Net change in unrealized appreciation or depreciation
  of investments                                            (1,407,357)         4,882,314
                                                           -----------        -----------
  Net increase (decrease) in net assets from operations        129,616          8,438,150
                                                           -----------        -----------
 DISTRIBUTIONS TO SHAREHOLDERS (note 1)
 From undistributed net investment income:
  Class A                                                     (170,312)          (191,806)
  Class C                                                      (18,258)           (23,926)
  Class R                                                   (1,506,322)        (2,997,681)
 From accumulated net realized gains from investment
  transactions:
  Class A                                                            -            (15,706)
  Class C                                                            -             (2,511)
  Class R                                                            -           (193,671)
                                                           ------------       -----------
   Decrease in net assets from distributions to
    shareholders                                            (1,694,892)        (3,425,301)
                                                           ------------       -----------
 FUND SHARE TRANSACTIONS (note 2)
 Net proceeds from sale of shares:
  Class A                                                    2,309,281          3,799,529
  Class C                                                      190,331            402,084
  Class R                                                    1,695,463          3,456,619
 Net proceeds from shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                                       94,767            109,800
  Class C                                                       13,477             21,313
  Class R                                                      916,279          1,928,344
                                                           ------------       -----------
                                                             5,219,598          9,717,689
                                                           ------------       -----------
 Cost of shares redeemed:
  Class A                                                     (249,945)          (543,599)
  Class C                                                         (505)           (54,845)
  Class R                                                   (3,251,629)        (5,446,943)
                                                           -----------        -----------
                                                            (3,502,079)        (6,045,387)
                                                           -----------        -----------
  Net increase (decrease) in net assets derived from
   Fund share transactions                                   1,717,519          3,672,302
                                                           -------------      -----------
   Net increase (decrease) in net assets                       152,243          8,685,151
 Net assets at the beginning of period                      66,068,027         57,382,876
                                                           ------------       -----------
 Net assets at the end of period                           $66,220,270        $66,068,027
                                                           ===========        ===========
 Balance of undistributed net investment income at
  end of period                                            $    24,321        $    29,706
                                                           ===========        ===========
-----------------------------------------------------------------------------------------

See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS     NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
(Unaudited)                                                        JULY 31, 1996


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Nuveen Multistate Tax-Free Trust (the "Trust") is an open-end diversified management series investment company registered under the Investment Company Act of 1940. The Trust comprises seven single-state tax-free mutual funds (the Nuveen Tax-Free Value Funds--the "Funds"). Each Fund constitutes a separate series of the Trust and is itself an open-end diversified management investment company, commonly referred to as a mutual fund. The Trust was organized as a Massachusetts Business Trust on July 26, 1991.

The Trust currently has seven authorized state tax-free Funds: the Nuveen Arizona Tax-Free Value Fund, the Nuveen Florida Tax-Free Value Fund, the Nuveen Maryland Tax-Free Value Fund, the Nuveen Michigan Tax-Free Value Fund, the Nuveen New Jersey Tax-Free Value Fund, the Nuveen Pennsylvania Tax-Free Value Fund and the Nuveen Virginia Tax-Free Value Fund. Additional state Funds may be established in the future. Sale of Fund shares first commenced on February 28, 1992. Each Fund invests primarily in municipal obligations issued within its respective state.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation

Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. Any securities so purchased are subject to market fluctuation during this period. The Trust has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of its purchase commitments. At July 31, 1996, the Nuveen Arizona Tax-Free Value Fund, the Nuveen Florida Tax-Free Value Fund, the Nuveen Michigan Tax-Free Value Fund and the Nuveen Pennsylvania Tax-Free Value Fund had purchase commitments of $503,583, $1,006,372, $921,086 and $1,971,027, respectively. There were no such purchase commitments in any of the other Funds.

Interest Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of ordinary taxable income from investment transactions, where applicable.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing to shareholders all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the respective Funds.

Deferred Organization Costs

Costs incurred by the Trust in connection with its organization and initial registration of shares were deferred and are being amortized over a 60-month period beginning February 28, 1992. If any of the initial shares of each Fund are redeemed during this period, the proceeds of the redemption will be reduced by the pro-rata share of the unamortized organization costs as of the date of redemption.

Flexible Sales Charge Program

Effective September 6, 1994, each Fund commenced offering Class "A" Shares and Class "C" Shares. Class "A" Shares incur a front-end sales charge and an annual 12b-1 service fee. Class "C" Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class "C" Shares agrees to pay a contingent deferred sales charge ("CDSC") of 1% if Class "C" Shares are redeemed within 12 months of purchase.

Prior to the offering of Class "A" and Class "C" shares, the shares outstanding were renamed Class "R" and are not subject to any 12b-1 distribution or service fees. Effective with the offering of the new classes, Class "R" Shares are generally available only for reinvestment of dividends by current "R" shareholders and for already established Nuveen Unit Investment Trust reinvestment accounts.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.

Derivative Financial Instruments

In October 1994, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 119 Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended July 31, 1996.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


2. FUND SHARES
Transactions in Fund shares were as follows:

                                                                  AZ                             FL
                                                   -------------------------------------------------------------
                                                   6 months ended     Year ended    6 months ended    Year ended
                                                      7/31/96           1/31/96        7/31/96          1/31/96
                                                   -------------------------------------------------------------
 Shares sold:
  Class A........................................       95,720          274,843         368,010         420,409
  Class C........................................       17,173           26,227           9,680           7,638
  Class R........................................       79,301          239,176         281,558         824,725
 Shares issued to shareholders due to
  reinvestment of distributions:
  Class A........................................        4,594            3,655           7,421           5,125
  Class C........................................          656              505             184             350
  Class R........................................       27,344           51,292          71,339         147,052
                                                      --------         --------        --------      ----------
                                                       224,788          595,698         738,192       1,405,299
                                                      --------         --------        --------      ----------
 Shares redeemed:
  Class A........................................      (14,203)         (29,122)        (56,672)        (16,925)
  Class C........................................       (1,971)            (313)         (1,759)              -
  Class R........................................     (121,856)        (139,521)       (387,156)     (1,126,197)
                                                      --------         --------        --------      ----------
                                                      (138,030)        (168,956)       (445,587)     (1,143,122)
                                                      --------         --------        --------      ----------
 Net increase (decrease).........................       86,758          426,742         292,605         262,177
                                                      ========         ========        ========      ==========

                                                                  MD                             MI
                                                   -------------------------------------------------------------
                                                   6 months ended     Year ended    6 months ended    Year ended
                                                      7/31/96           1/31/96        7/31/96          1/31/96
                                                   -------------------------------------------------------------
 Shares sold:
  Class A........................................      340,366          514,083         110,746         294,831
  Class C........................................       40,084           63,846          10,100          13,867
  Class R........................................       98,219          406,673          79,818         293,923
 Shares issued to shareholders due to
  reinvestment of distributions:
  Class A........................................       12,609           11,066           5,514           5,538
  Class C........................................        2,365            3,894             403             521
  Class R........................................       70,366          144,632          46,749          99,905
                                                      --------         --------        --------      ----------
                                                       564,009        1,144,194         253,330         708,585
                                                      --------         --------        --------      ----------

 Shares redeemed:
  Class A........................................      (91,734)         (34,362)        (19,757)        (16,428)
  Class C........................................      (11,726)         (19,328)         (6,631)           (401)
  Class R........................................     (308,765)        (459,618)       (292,035)       (288,460)
                                                      --------         --------        --------      ----------
                                                      (412,225)        (513,308)       (318,423)       (305,289)
                                                      --------         --------        --------      ----------
 Net increase (decrease).........................      151,784          630,886         (65,093)        403,296
                                                      ========         ========        ========      ==========

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

                                                               NJ                             PA
-------------------------------------------------------------------------------------------------------------
                                                   6 months ended   Year ended    6 months ended   Year ended
                                                       7/31/96       1/31/96         7/31/96        1/31/96
-------------------------------------------------------------------------------------------------------------
 Shares sold:
  Class A                                             389,135        765,342         244,231        411,858
  Class C                                             104,875         56,488          17,037         62,079
  Class R                                             236,000        440,121         151,468        585,804
 Shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                              19,066         17,820          11,521         12,297
  Class C                                               1,597          1,638           1,632          2,439
  Class R                                              77,435        154,754          84,205        174,784
                                                     --------      ---------         -------      ---------
                                                      828,108      1,436,163         510,094      1,249,261
                                                     --------      ---------         -------      ---------

 Shares redeemed:
  Class A                                             (60,708)       (40,094)        (41,975)       (27,436)
  Class C                                             (17,170)        (3,290)        (16,079)       (10,542)
  Class R                                            (283,077)      (500,152)       (314,520)      (628,872)
                                                     --------      ---------         -------      ---------
                                                     (360,955)      (543,536)       (372,574)      (666,850)
                                                     --------      ---------         -------      ---------
 Net increase (decrease)                              467,153        892,627         137,520        582,411
                                                     ========      =========         =======      =========
-------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                                VA
------------------------------------------------------------------------------
                                                   6 months ended   Year ended
                                                      7/31/96       1/31/96
------------------------------------------------------------------------------
 Shares sold:
  Class A                                             223,468        369,049
  Class C                                              18,561         39,142
  Class R                                             165,250        336,826
 Shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                               9,169         10,624
  Class C                                               1,307          2,074
  Class R                                              88,523        186,098
                                                     --------      ---------
                                                      506,278        943,813
                                                     --------      ---------
 Shares redeemed:
  Class A                                             (24,243)       (52,547)
  Class C                                                 (50)        (5,359)
  Class R                                            (317,156)      (529,723)
                                                     --------      ---------
                                                     (341,449)      (587,629)
                                                     --------      ---------
 Net increase (decrease)                              164,829        356,184
                                                     ========      =========
------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


                       3. DISTRIBUTIONS TO SHAREHOLDERS

                       On August 9, 1996, the Funds declared dividend distributions from their tax-exempt net investment income which were paid on September 3, 1996, to shareholders of record on August 9, 1996, as follows:

----------------------------------------------------------------------------
                                   AZ           FL           MD          MI
----------------------------------------------------------------------------
 Dividend per share:
  Class A                  $     .0420  $     .0410  $     .0405  $    .0425
  Class C                        .0350        .0345        .0340       .0355
  Class R                        .0435        .0430        .0425       .0445
                           ===========  ===========  ===========  ==========
----------------------------------------------------------------------------


----------------------------------------------------------------
                                   NJ           PA           VA
----------------------------------------------------------------
 Dividend per share:
  Class A                  $     .0420  $     .0435  $     .0430
  Class C                        .0355        .0365        .0365
  Class R                        .0440        .0455        .0450
                           ===========  ===========  ===========
----------------------------------------------------------------

                       4. SECURITIES TRANSACTIONS

                       Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the six months ended July 31, 1996, were as follows:

-----------------------------------------------------------------------------------------------------
                                                      AZ            FL           MD           MI
-----------------------------------------------------------------------------------------------------
 PURCHASES
 Investments in municipal securities              $ 3,291,056  $ 10,262,905  $ 3,186,028  $ 5,199,868
 Temporary municipal investments                    4,700,000     7,300,000    4,600,000    2,000,000

 SALES
 Investments in municipal securities                1,716,359     7,083,827    1,920,358    5,262,625
 Temporary municipal investments                    4,600,000     6,100,000    3,900,000    1,900,000
                                                  ===========  ============  ===========  ===========
-----------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

--------------------------------------------------------------------------------
                                                NJ          PA           VA
--------------------------------------------------------------------------------
 PURCHASES
 Investments in municipal securities        $8,436,379  $19,485,655  $15,963,730
 Temporary municipal investments             9,700,000    8,200,000    5,805,000

 SALES
 Investments in municipal securities         4,218,392   21,327,024   14,212,239
 Temporary municipal investments             7,900,000   10,200,000    5,605,000
                                            ==========  ===========  ===========
--------------------------------------------------------------------------------

          At July 31, 1996, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

          At January 31, 1996, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:

------------------------------------------------------------------------------
                                                     AZ        FL        MD
------------------------------------------------------------------------------
 Expiration year:
  2003                                            $127,444  $ 87,166  $203,995
  2004                                              17,690   141,494   377,963
                                                  --------  --------  --------
   Total                                          $145,134  $228,660  $581,958
                                                  ========  ========  ========
------------------------------------------------------------------------------

--------------------------------------------------------------------
                                                     NJ        PA
--------------------------------------------------------------------
 Expiration year:
  2003                                            $ 35,921  $377,256
  2004                                             419,632   468,676
                                                  --------  --------
   Total                                          $455,553  $845,932
                                                  ========  ========
--------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


          5. UNREALIZED APPRECIATION (DEPRECIATION)

          Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 1996, were as follows:

----------------------------------------------------------------------------------
                                    AZ           FL           MD           MI
----------------------------------------------------------------------------------
 Gross unrealized:
  Appreciation                  $  795,624   $2,136,894   $1,851,506   $1,071,352
  Depreciation                    (170,355)    (255,764)    (277,224)     (77,060)
                                ----------   ----------   ----------   ----------
 Net unrealized appreciation    $  625,269   $1,881,130   $1,574,282   $  994,292
                                ==========   ==========   ==========   ==========
----------------------------------------------------------------------------------

---------------------------------------------------------------------
                                    NJ           PA           VA
---------------------------------------------------------------------
 Gross unrealized:
  Appreciation                  $1,492,929   $2,208,247   $2,964,213
  Depreciation                    (493,355)    (175,994)    (216,875)
                                ----------   ----------   ----------
 Net unrealized appreciation    $  999,574   $2,032,253   $2,747,338
                                ==========   ==========   ==========
---------------------------------------------------------------------

          6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

          Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

------------------------------------------------------
 Average daily net asset value        Management fee
------------------------------------------------------
 For the first $125,000,000              .55 of 1%
 For the next $125,000,000             .5375 of 1
 For the next $250,000,000              .525 of 1
 For the next $500,000,000             .5125 of 1
 For the next $1,000,000,000              .5 of 1
 For net assets over $2,000,000,000     .475 of 1
------------------------------------------------------

          From inception of the Trusts on December 13, 1991 through July 31, 1996, the Adviser waived part of its management fees or reimbursed certain expenses of each Fund in order to limit total expenses to .75 of 1% of the average daily net asset value of each Fund, excluding any 12b-1 fees applicable to Class A and Class C. The Adviser has currently agreed to continue its fee waivers and expense reimbursements through July 31, 1997.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996


          The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser.

          7. COMPOSITION OF NET ASSETS

          At July 31, 1996, there were an unlimited number of $.01 par value shares authorized. Net assets consisted of:

----------------------------------------------------------------------------------------------------------------
                                                              AZ            FL           MD              MI
----------------------------------------------------------------------------------------------------------------
 Capital paid-in                                         $23,434,238   $61,101,976   $54,694,178    $31,699,688
 Balance of undistributed net investment income               10,053         9,856        20,950         13,519
 Accumulated net realized gain (loss) from investment
  transactions                                               (74,609)     (420,303)     (512,013)        45,053
 Net unrealized appreciation of investments                  625,269     1,881,130     1,574,282        994,292
                                                         -----------   -----------   -----------    -----------
  Net assets                                             $23,994,951   $62,572,659   $55,777,397    $32,752,552
                                                         ===========   ===========   ===========    ===========
----------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                              NJ           PA            VA
-------------------------------------------------------------------------------------------------
 Capital paid-in                                         $57,838,337   $62,734,553   $63,590,890
 Balance of undistributed net investment income                5,899        67,522        24,321
 Accumulated net realized gain (loss) from investment
  transactions                                              (570,516)     (535,439)     (142,279)
 Net unrealized appreciation of investments                  999,574     2,032,253     2,747,338
                                                         -----------   -----------   -----------
  Net assets                                             $58,273,294   $64,298,889   $66,220,270
                                                         ===========   ===========   ===========
-------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


          8. INVESTMENT COMPOSITION

          Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At July 31, 1996, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

---------------------------------------------------------------------------
                                    AZ         FL          MD          MI
---------------------------------------------------------------------------
 Revenue Bonds:
  Health Care Facilities            15%        17%         14%         21%
  Housing Facilities                10         19          22          16
  Water/Sewer Facilities            10         10           3          14
  Pollution Control                 11          2           6           7
  Educational Facilities            14          1           4           4
  Transportation                     2          6          10           4
  Lease Rental Facilities            7          1           5           3
  Electric Utilities                 2          7           1           3
  Other                              8          8           7           7
 General Obligation Bonds           16         13          15          16
 Escrowed Bonds                      5         16          13           5
                                   ---        ---         ---         ---
                                   100%       100%        100%        100%
                                   ===        ===         ===         ===
---------------------------------------------------------------------------

---------------------------------------------------------------
                                    NJ         PA          VA
---------------------------------------------------------------
 Revenue Bonds:
  Health Care Facilities            16%        27%         13%
  Housing Facilities                12         14          10
  Water/Sewer Facilities             5          -          22
  Pollution Control                 10         21           -
  Educational Facilities             5          5          10
  Transportation                     8          4          11
  Lease Rental Facilities            3          -           4
  Electric Utilities                 4          3           -
  Other                             11          9          11
 General Obligation Bonds           15         15          10
 Escrowed Bonds                     11          2           9
                                   ---        ---         ---
                                   100%       100%        100%
                                   ===        ===         ===
---------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996


          Certain long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (50% for Arizona, 60% for Florida, 52% for Maryland, 37% for Michigan, 40% for New Jersey, 46% for Pennsylvania and 32% for Virginia). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares.

          Certain temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (100% for Arizona, 100% for Florida, 0% for Maryland, 0% for Michigan, 100% for New Jersey, N/A for Pennsylvania and 100% for Virginia).

          For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

------------------------------------------------------------------------------------------------------------------------------------
                                           Operating performance                 Less distributions
                                       ------------------------------       ----------------------------
                                                                 Net         Dividends
                                                        realized and         from tax-
                          Net asset            Net   unrealized gain        exempt net     Distributions         Net asset
                    value beginning     investment       (loss) from        investment              from      value end of
                          of period       income++     investments**            income     capital gains            period
------------------------------------------------------------------------------------------------------------------------------------
ARIZONA
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  7/31/96                  $10.740          $.258           $ (.306)           $(.252)          $   ---           $10.440
Year ended 1/31,
  1996                       9.930           .503              .829             (.522)              ---            10.740
9/6/94 to
  1/31/95                   10.030           .203             (.086)            (.217)              ---             9.930
CLASS C
Six months ended
  7/31/96                   10.650           .217             (.307)            (.210)              ---            10.350
Year ended 1/31,
  1996                       9.840           .419              .830             (.439)              ---            10.650
9/9/94 to
  1/31/95                    9.940           .169             (.052)            (.217)              ---             9.840
CLASS R
Six months ended
  7/31/96                   10.670           .265             (.304)            (.261)              ---            10.370
Year ended 1/31,
  1996                       9.850           .529              .831             (.540)              ---            10.670
  1995                      10.880           .536            (1.026)            (.540)              ---             9.850
  1994                      10.050           .531              .853             (.522)            (.032)           10.880
  1993                       9.525           .438              .563             (.435)            (.041)           10.050
12/13/91 to
  1/31/92                    9.525            ---               ---               ---               ---             9.525
------------------------------------------------------------------------------------------------------------------------------------

See notes on page 72.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996



------------------------------------------------------------------------------------------------------------------------------------
                                                                    Ratios/Supplemental data
------------------------------------------------------------------------------------------------------------------------------------

                                         Ratio of                Ratio of              Ratio of              Ratio of
                                      expenses to          net investment              expenses        net investment
Total return       Net assets             average       income to average        to average net     income to average    Portfolio
on net asset    end of period   net assets before       net assets before          assets after      net assets after     turnover
      value+   (in thousands)       reimbursement           reimbursement       reimbursement++       reimbursement++         rate
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

      (.42)%          $ 4,684                 1.23%*               4.65%*                1.00%*                4.88%*           7%


     13.68              3,895                 1.31                 4.49                  1.00                  4.80             5


      1.24              1,124                 1.60*                4.68*                 1.00*                 5.28*           29



      (.82)               483                 1.98*                3.90*                 1.75*                 4.13*            7


     12.90                328                 2.11                 3.66                  1.75                  4.02             5


      1.25                 43                 3.51*                2.79*                 1.75*                 4.55*           29



      (.34)            18,828                  .98*                4.91*                  .75*                 5.14*            7


     14.09             19,533                 1.15                 4.72                   .75                  5.12             5

     (4.39)            16,554                 1.06                 5.12                   .75                  5.43            29

     14.07             16,140                 1.25                 4.48                   .75                  4.98            11

     10.71              8,026                 1.75*                3.94*                  .75*                 4.94*           43


         -                 15                    -                    -                     -                     -             -
------------------------------------------------------------------------------------------------------------------------------------

                                      61

FINANCIAL HIGHLIGHTS
(Unaudited)


SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------------------------------------------------
                                             Operating performance                 Less distributions
                                        --------------------------------------------------------------------
                                                           Net realized     Dividends from
                          Net asset            Net       and unrealized     tax-exempt net     Distributions     Net asset
                    value beginning     investment     gain (loss) from         investment      from capital     value end
                          of period       income++        investments**             income             gains     of period
--------------------------------------------------------------------------------------------------------------------------
FLORIDA
--------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  7/31/96                   $10.560          $.252              $(.306)            $(.246)           $    -        $10.260
Year ended 1/31,
  1996                        9.730           .488                .840              (.498)                -         10.560
9/6/94 to
  1/31/95                     9.890           .193               (.148)             (.202)            (.003)         9.730
CLASS C
Six months ended
  7/31/96                    10.510           .207               (.290)             (.207)                -         10.220
Year ended 1/31,
  1996                        9.730           .413                .789              (.422)                -         10.510
9/16/94 to
  1/31/95                     9.720           .152                .021              (.163)                -          9.730
CLASS R
Six months ended
  7/31/96                    10.570           .256               (.298)             (.258)                -         10.270
Year ended 1/31,
  1996                        9.750           .518                .824              (.522)                -         10.570
  1995                       10.740           .508               (.985)             (.510)            (.003)         9.750
  1994                        9.960           .511                .779              (.510)                -         10.740
  1993                        9.525           .440                .431              (.436)                -          9.960
12/13/91 to
  1/31/92                     9.525              -                   -                  -                 -          9.525
--------------------------------------------------------------------------------------------------------------------------

See notes on page 72.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

---------------------------------------------------------------------------------------------------------------------------------
                                                                     Ratios/Supplemental data
                                 ------------------------------------------------------------------------------------------------
                                                                      Ratio of                              Ratio of
                                                    Ratio of    net investment           Ratio of     net investment
                        Total    Net assets      expenses to         income to           expenses          income to
                    return on        end of      average net       average net     to average net        average net    Portfolio
                    net asset    period (in    assets before     assets before       assets after       assets after     turnover
                       value+    thousands)    reimbursement     reimbursement    reimbursement++    reimbursement++         rate
---------------------------------------------------------------------------------------------------------------------------------
FLORIDA
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  7/31/96              (.49)%       $ 8,927           1.06%*            4.70%*             1.00%*             4.76%*          12%
Year ended 1/31,
  1996                13.92           5,823           1.21              4.53               1.00               4.74            21
9/6/94 to
  1/31/95               .52           1,392           1.56*             4.52*              1.00*              5.08*            4
CLASS C
Six months ended
  7/31/96              (.77)            246           1.81*             3.95*              1.75*              4.01*           12
Year ended 1/31,
  1996                12.54             168           2.16              3.62               1.75               4.03            21
9/16/94 to
  1/31/95              1.84              78           2.84*             3.26*              1.75*              4.35*            4
CLASS R
Six months ended
  7/31/96              (.37)         53,399            .81*             4.95*               .75*              5.01*           12
Year ended 1/31,
  1996                14.05          55,318            .88              4.93                .75               5.06            21
  1995                (4.33)         52,538            .84              5.12                .75               5.21             4
  1994                13.22          48,254            .89              4.69                .75               4.83             3
  1993                 9.33          23,727           1.24*             4.35*               .75*              4.84*            1
12/13/91 to
  1/31/92                 -              15              -                 -                  -                  -             -
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)


SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------------------------------------------------
                                             Operating performance                 Less distributions
                                        --------------------------------------------------------------------
                                                           Net realized     Dividends from
                          Net asset            Net       and unrealized     tax-exempt net     Distributions     Net asset
                    value beginning     investment     gain (loss) from         investment      from capital     value end
                          of period       income++        investments**             income             gains     of period
--------------------------------------------------------------------------------------------------------------------------
MARYLAND
--------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  7/31/96                   $10.430          $.254             $ (.281)            $(.243)           $    -        $10.160
Year ended 1/31,
  1996                        9.600           .483                .844              (.497)                -         10.430
9/6/94 to
  1/31/95                     9.840           .198               (.229)             (.207)            (.002)         9.600
CLASS C
Six months ended
  7/31/96                    10.420           .211               (.277)             (.204)                -         10.150
Year ended 1/31,
  1996                        9.590           .409                .842              (.421)                -         10.420
9/15/94 to
  1/31/95                     9.750           .160               (.153)             (.167)                -          9.590
CLASS R
Six months ended
  7/31/96                    10.440           .258               (.273)             (.255)                -         10.170
Year ended 1/31,
  1996                        9.610           .513                .838              (.521)                -         10.440
  1995                       10.620           .513              (1.008)             (.513)            (.002)         9.610
  1994                        9.910           .509                .727              (.503)            (.023)        10.620
  1993                        9.525           .442                .395              (.442)            (.010)         9.910
12/13/91 to
  1/31/92                     9.525              -                   -                  -                 -          9.525
--------------------------------------------------------------------------------------------------------------------------

See notes on page 72.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

---------------------------------------------------------------------------------------------------------------------------------
                                                                     Ratios/Supplemental data
                                 ------------------------------------------------------------------------------------------------
                                                                      Ratio of                              Ratio of
                                                    Ratio of    net investment           Ratio of     net investment
                        Total    Net assets      expenses to         income to           expenses          income to
                    return on        end of      average net       average net     to average net        average net    Portfolio
                    net asset    period (in    assets before     assets before       assets after       assets after     turnover
                       value+    thousands)    reimbursement     reimbursement    reimbursement++    reimbursement++         rate
---------------------------------------------------------------------------------------------------------------------------------
MARYLAND
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  7/31/96              (.24)%       $ 9,335           1.12%*            4.74%*             1.00%*             4.86%*           4%
Year ended 1/31,
  1996                14.07           6,860           1.33              4.41               1.00               4.74            17
9/6/94 to
  1/31/95              (.26)          1,605           1.59*             4.67*              1.00*              5.26*           35
CLASS C
Six months ended
  7/31/96              (.62)          1,712           1.87*             3.99*              1.75*              4.11*            4
Year ended 1/31,
  1996                13.24           1,438           2.06              3.73               1.75               4.04            17
9/15/94 to
  1/31/95               .12             860           1.86*             4.44*              1.75*              4.55*           35
CLASS R
Six months ended
  7/31/96              (.12)         44,730            .87*             5.00*               .75*              5.12*            4
Year ended 1/31,
  1996                14.33          47,389           1.04              4.78                .75               5.07            17
  1995                (4.58)         42,741            .89              5.14                .75               5.28            35
  1994                12.71          47,822            .86              4.74                .75               4.85             4
  1993                 8.96          28,283           1.02*             4.69*               .75*              4.96*           20
12/13/91 to
  1/31/92                 -              15              -                 -                  -                  -             -
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:


----------------------------------------------------------------------------------------------------------------------------
                                                Operating performance               Less distributions
                                            ------------------------------     ----------------------------
                                                                       Net      Dividends
                                                              realized and      from tax-
                              Net asset            Net     unrealized gain     exempt net     Distributions        Net asset
                        value beginning     investment         (loss) from     investment              from     value end of
                              of period       income++       investments**         income     capital gains           period
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN
----------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
   7/31/96                      $10.740          $.262             $(.307)        $(.255)            $   -           $10.440
Year ended 1/31,
   1996                           9.870           .510               .911          (.519)            (.032)           10.740
9/6/94 to
   1/31/95                       10.090           .204              (.209)         (.212)            (.003)            9.870
CLASS C
Six months ended
   7/31/96                       10.730           .216              (.303)         (.213)                -            10.430
Year ended 1/31,
   1996                           9.850           .430               .922          (.440)            (.032)           10.730
9/16/94 to
   1/31/95                        9.910           .161              (.050)         (.171)                -             9.850
CLASS R
Six months ended
   7/31/96                       10.750           .267              (.300)         (.267)                -            10.450
Year ended 1/31,
   1996                           9.880           .539               .906          (.543)            (.032)           10.750
   1995                          10.860           .529              (.972)         (.534)            (.003)            9.880
   1994                          10.060           .531               .808          (.528)            (.011)           10.860
   1993                           9.525           .456               .554          (.449)            (.026)           10.060
12/13/91 to
   1/31/92                        9.525              -                  -              -                 -             9.525
----------------------------------------------------------------------------------------------------------------------------

See notes on page 72.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996



------------------------------------------------------------------------------------------------------------------------------------
                                                                    Ratios/Supplemental data
------------------------------------------------------------------------------------------------------------------------------------

                                         Ratio of                Ratio of              Ratio of              Ratio of
                                      expenses to          net investment              expenses        net investment
Total return       Net assets             average       income to average        to average net     income to average    Portfolio
on net asset    end of period   net assets before       net assets before          assets after      net assets after     turnover
      value+   (in thousands)       reimbursement           reimbursement       reimbursement++       reimbursement++         rate
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

      (.40)%          $ 4,923              1.18%*                  4.73%*                1.00%*                4.91%*          16%

     14.68              4,027              1.35                    4.52                  1.00                  4.87            33

       .02                897              2.62*                   3.68*                 1.00*                 5.30*           35



      (.79)               265              1.93*                   3.98*                 1.75*                 4.16*           16

     13.96                231              2.08                    3.79                  1.75                  4.12            33

      1.18                 75              3.52*                   2.76*                 1.75*                 4.53*           35



      (.28)            27,564               .93*                   4.98*                  .75*                 5.16*           16


     14.93             30,126              1.05                    4.87                   .75                  5.17            33
     (3.98)            26,644               .96                    5.12                   .75                  5.33            35
     13.58             25,085              1.07                    4.67                   .75                  4.99             3
     10.80             14,684              1.62*                   4.19*                  .75*                 5.06*           32

         -                 15                 -                       -                     -                     -             -
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

----------------------------------------------------------------------------------------------------------------------------
                                    Operating performance              Less distributions
                              ----------------------------------------------------------------------
                                                             Net      Dividends
                                                    realized and      from tax-
                  Net asset               Net    unrealized gain      exempt net      Distributions            Net asset
                 value beginning   investment        (loss) from      investment               from         value end of
                       of period       income++    investments**          income      capital gains               period
----------------------------------------------------------------------------------------------------------------------------
 NEW JERSEY
----------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
    7/31/96          $10.400         $.261           $(.287)           $(.254)           $   --                 $10.120
 Year ended 1/31,
   1996                9.730          .519             .685             (.534)               --                  10.400
 9/6/94 to
  1/31/95             10.030          .205            (.209)            (.210)            (.086)                  9.730
 CLASS C
 Six months ended
    7/31/96           10.380          .227            (.292)            (.215)               --                  10.100
 Year ended 1/31,
   1996                9.710          .443             .683             (.456)               --                  10.380
 9/21/94 to
  1/31/95              9.770          .159            (.050)            (.169)               --                   9.710
 CLASS R
 Six months ended
    7/31/96           10.410          .266            (.280)            (.266)               --                  10.130
 Year ended 1/31,
   1996                9.740          .551             .677             (.558)               --                  10.410
   1995               10.710          .524            (.886)            (.522)            (.086)                  9.740
   1994                9.960          .513             .810             (.513)            (.060)                 10.710
   1993                9.525          .445             .431             (.441)               --                   9.960
 12/13/91 to
  1/31/92              9.525            --               --                --                --                   9.525

----------------------------------------------------------------------------------------------------------------------------
See notes on page 72.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996


----------------------------------------------------------------------------------------------------------------------------
                                                      Ratios/Supplemental data
                   ---------------------------------------------------------------------------------------------------------
                                              Ratio of            Ratio of         Ratio of           Ratio of
                                           expenses to      net investment         expenses     net investment
    Total return       Net assets              average   income to average   to average net  income to average    Portfolio
    on net asset    end of period    net assets before   net assets before     assets after   net assets after     turnover
          value+   (in thousands)        reimbursement       reimbursement  reimbursement++    reimbursement++         rate
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------


        (.23)%          $13,890                1.16%*             4.86%*           1.00%*             5.02%*           8%

       12.63             10,661                1.25               4.85             1.00               5.10            39

         .02              2,741                1.31*              5.03*            1.00*              5.34*           32


        (.61)             1,939                1.91*              4.11*            1.75*              4.27*            8

       11.80              1,065                1.96               4.16             1.75               4.37            39

        1.16                464                2.00*              4.37*            1.75*              4.62*           32


        (.11)            42,445                 .91*              5.11*             .75*              5.27*            8

       12.88             43,304                 .98               5.20              .75               5.43            39
       (3.27)            39,582                 .89               5.18              .75               5.32            32
       13.60             36,462                 .98               4.61              .75               4.84            52
        9.36             16,208                1.43*              4.28*             .75*              4.96*            9

         --                  15                  --                 --               --                --            --

----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:


----------------------------------------------------------------------------------------------------------------------------------
                                                 Operating performance                   Less distributions
                                               ------------------------------------------------------------------
                                                                          Net       Dividends
                                                                 realized and       from tax-
                                 Net asset            Net     unrealized gain      exempt net       Distributions        Net asset
                           value beginning     investment         (loss) from      investment                from     value end of
                                 of period       income++       investments**          income       capital gains           period
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  7/31/96                          $10.600          $.263              $(.247)         $(.246)              $ ----          $10.370
Year ended 1/31,
  1996                               9.750           .498                .862           (.510)                ----          10.600
9/6/94 to
  1/31/95                            9.920           .206               (.164)          (.212)                ----           9.750
CLASS C
Six months ended
  7/31/96                           10.480           .216               (.242)          (.204)                ----          10.250
Year ended 1/31,
  1996                               9.650           .417                .843           (.430)                ----          10.480
9/6/94 to
  1/31/95                            9.920           .176               (.235)          (.211)                ----           9.650
CLASS R
Six months ended
  7/31/96                           10.570           .267               (.239)          (.258)                ----          10.340
Year ended 1/31,
  1996                               9.730           .527                .846           (.533)                ----          10.570
  1995                              10.810           .531              (1.077)          (.534)                ----           9.730
  1994                              10.010           .533                .807           (.534)               (.006)         10.810
  1993                               9.525           .451                .481           (.443)               (.004)         10.010
12/13/91 to
  1/31/92                            9.525            ---                 ---             ---                  ---           9.525
----------------------------------------------------------------------------------------------------------------------------------

See notes on page 72.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996


-----------------------------------------------------------------------------------------------------------------------------------
                                                     Ratios/Supplemental data
                   ----------------------------------------------------------------------------------------------------------------
                                             Ratio of            Ratio of              Ratio of              Ratio of
                                          expenses to      net investment              expenses        net investment
Total return           Net assets             average   income to average        to average net     income to average    Portfolio
on net asset        end of period   net assets before   net assets before          assets after      net assets after     turnover
      value+       (in thousands)       reimbursement       reimbursement       reimbursement++       reimbursement++         rate
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
         .18%             $ 7,907                1.14%*              4.85%*                1.00%*                4.99%*         31%

       14.22                5,817                1.30                4.52                  1.00                  4.82           52

         .49                1,483                1.87*               4.56*                 1.00*                 5.43*          74

        (.22)               1,104                1.89*               4.09*                 1.75*                 4.23*          31

       13.27                1,101                2.14                3.70                  1.75                  4.09           52

        (.53)                 494                2.52*               3.90*                 1.75*                 4.67*          74

          30               55,287                 .88*               5.10*                  .75*                 5.23*          31

       14.40               57,345                 .96                4.93                   .75                  5.14           52
       (4.94)              51,499                 .91                5.27                   .75                  5.43           74
       13.67               48,720                 .94                4.82                   .75                  5.01            5
        9.97               23,680                1.25*               4.53*                  .75*                 5.03*          15

         ---                   15                 ---                 ---                   ---                   ---          ---
-----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:


----------------------------------------------------------------------------------------------------------------------------
                                                Operating performance               Less distributions
                                            ------------------------------     ----------------------------
                                                                       Net      Dividends
                                                              realized and      from tax-
                              Net asset            Net     unrealized gain     exempt net     Distributions        Net asset
                        value beginning     investment         (loss) from     investment              from     value end of
                              of period       income++       investments**         income     capital gains           period
----------------------------------------------------------------------------------------------------------------------------
VIRGINIA
----------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
   7/31/96                      $10.600          $.263             $(.255)        $(.258)           $    -           $10.350
Year ended 1/31,
   1996                           9.760           .509               .878          (.509)            (.038)           10.600
9/6/94 to
   1/31/95                        9.980           .201              (.207)         (.214)                -             9.760
CLASS C
Six months ended
   7/31/96                       10.570           .221              (.252)         (.219)                -            10.320
Year ended 1/31,
   1996                           9.740           .432               .868          (.432)            (.038)           10.570
9/8/94 to
   1/31/95                        9.950           .171              (.167)         (.214)                -             9.740
CLASS R
Six months ended
   7/31/96                       10.600           .268              (.248)         (.270)                -            10.350
Year ended 1/31,
   1996                           9.770           .537               .864          (.533)            (.038)           10.600
   1995                          10.740           .531              (.964)         (.537)                -             9.770
   1994                          10.030           .529               .726          (.527)            (.018)           10.740
   1993                           9.525           .439               .499          (.433)                -            10.030
12/13/91 to
   1/31/92                        9.525              -                  -              -                 -             9.525
----------------------------------------------------------------------------------------------------------------------------

*  Annualized.
** Net of taxes, if applicable (note 1).
+ Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. The total returns shown for Class A Shares do not include the effect of applicable front-end sales charges. The total returns shown for Class C Shares do not include the effect of applicable contingent deferred sales charges. Class R Shares are not subject to any front-end or contingent deferred sales charges.
++ Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Adviser (note 6).

                                                                               NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                                JULY 31, 1996
-----------------------------------------------------------------------------------------------------------------------------
                                                             Ratios/Supplemental data
-----------------------------------------------------------------------------------------------------------------------------
                                           Ratio of             Ratio of           Ratio of             Ratio of
                                        expenses to       net investment           expenses       net investment
 Total return       Net assets              average    income to average     to average net    income to average    Portfolio
 on net asset    end of period    net assets before    net assets before       assets after     net assets after     turnover
       value+   (in thousands)        reimbursement        reimbursement    reimbursement++      reimbursement++         rate
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

         .11%          $ 7,894                 1.14%*               4.86%*             1.00%*               5.00%*        22%

       14.50             5,874                 1.20                 4.73               1.00                 4.93          42

         .01             2,215                 1.57*                4.70*              1.00*                5.27*         40


        (.27)              975                 1.89*                4.11*              1.75*                4.25*         22

       13.58               789                 1.92                 4.04               1.75                 4.21          42

         .10               378                 2.20*                4.12*              1.75*                4.57*         40


         .23            57,352                  .89*                5.11*               .75*                5.25*         22

       14.65            59,405                  .94                 5.04                .75                 5.23          42
       (3.92)           54,791                  .82                 5.33                .75                 5.40          40
       12.78            55,773                  .84                 4.94                .75                 5.03           7
       10.04            37,196                  .96*                4.71*               .75*                4.92*         12

           -                15                    -                    -                  -                    -           -
-----------------------------------------------------------------------------------------------------------------------------

Your
investment
partners

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers-Nuveen believes that forging relationships within these groups based on trust and value is the key to successful investing.

  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.


[JOHN NUVEEN PHOTO APPEARS HERE]


For nearly 100 years,
Nuveen has earned its
reputation as a tax-free income
specialist by focusing on
municipal bonds


                                                [RECYCLED LOGO APPEARS HERE]


[LOGO OF NUVEEN]

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286
                                  OEFI-SEP96

Nuveen Tax-Free
Mutual Funds

Dependable tax-free
income for generations

ARIZONA

FLORIDA

MARYLAND

MICHIGAN

NEW JERSEY

PENNSYLVANIA

VIRGINIA


[PHOTO OF COUPLE APPEARS HERE]



ANNUAL REPORT/JANUARY 31, 1996

                                      CONTENTS
                                   3  Dear shareholder
                                   5  Answering your questions
                                   9  Fund performance
                                  16  Portfolio of investments
                                  39  Statement of net assets
                                  41  Statement of operations
                                  43  Statement of changes in net assets
                                  47  Notes to financial statements
                                  62  Financial highlights

Dear
shareholder

[PHOTO OF RICHARD J. FRANKE APPEARS HERE]

"Over time,
municipal bonds
have proven to
be a valuable
and dependable
component of
successful invest-
ment programs."

During 1995, we enjoyed a welcome rebound in the bond markets--a sharp contrast to 1994, which was one of the most volatile periods in bond market history. In fact, 1995 unfolded as one of the best years for bonds in a decade, as the bond market responded to a climate of slowing economic growth and diminished inflationary pressure.

  The changing profile of the bond market over the past two years serves to remind us that weathering the ups and downs of the markets is a normal part of the investment process. By maintaining a long-term perspective on your investments, you can minimize the impact of short-term fluctuations and keep the focus on achieving your goals. Municipal bond funds continue to play an integral role in helping investors reach those goals, offering the attractive tax-free income and solid total returns that they seek.

  Throughout the past year, we have kept our sights focused on successfully meeting your fund's objectives. As of January 31, 1996, the current annual SEC yield on offering price for R Shares for the mutual funds covered in this report ranged from 4.44% to 4.96%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 6.94% on taxable alternatives. The effect of state taxes further enhances the after-tax yield advantage provided by municipal bonds.

  Reflecting the rebound in the bond market, each of these funds reported gains in portfolio value since January 31, 1995. The 12-month total returns on net asset value, reflecting portfolio gains plus reinvested dividend income, ranged from 12.88% to 14.93%, which translate to 16.80% to 18.68% on a taxable-equivalent basis. This strong performance rewarded investors who had weathered the volatility of 1994, and reminds us again of the importance of municipal bonds to a well-rounded, long-term investment plan.

  As some of you may know, on June 30, 1996, I will be retiring as the chairman and chief executive officer of John Nuveen & Co. Incorporated, and as chairman of the board of the Nuveen Funds. As I look back over the 41 years I have spent at Nuveen, I'm proud to have been associated with a firm that holds integrity, honesty, and value as the cornerstones of its business. I'm confident that these traditions will continue to be the hallmarks of Nuveen.

  Over the past few years, I have been working closely with other Nuveen managers to ensure that the company and the funds continue to be guided by strong and talented management following my retirement. Timothy Schwertfeger has been named as my successor as Chief Executive Officer and Chairman of Nuveen, and Chairman of the Funds. He is currently Executive Vice President of Nuveen and President of the Nuveen Funds. I am very confident in his abilities and the abilities of the entire Nuveen management team.

  The transition in management has been well planned and it will have no effect on portfolio management, or the way dividends are set. Our management team is committed to continuing Nuveen's successful tradition of value investing and prudent management, helping our shareholders meet their needs for tax-free investment income with a full range of investment choices.

  Our focus will continue to be on building shareholder value, providing research-oriented management, and maintaining our leadership role in the municipal bond market. With this focus, we anticipate many more years of progress and accomplishment for our shareholders and our firm.

  I'd like to take this occasion to thank you for selecting Nuveen mutual fund investments.


Sincerely,


/s/ Richard J. Franke
Richard J. Franke
Chairman of the Board
March 15, 1996

Answering your questions

  Tom Spalding, head of Nuveen's portfolio management team, discusses factors affecting the municipal market and efforts made to provide value for shareholders.

 How did the investment climate over the past year affect municipal bonds?

In 1995, the combination of slow economic growth and low inflation created the ideal environment for bond markets, which responded with a sustained rally. Citing the lack of significant inflation, the Federal Reserve Board moved to cut interest rates in July and December 1995 and again at the end of January 1996. This succession of rate cuts helped to bring down long-term municipal bond yields by almost 150 basis points over the year and increase net asset values. The municipal bond rebound was somewhat less than that of taxable bonds due to the high-profile discussion of major tax reform legislation--and concern about the potential impact of this legislation on tax-free investments. Yet in 1995, most Nuveen mutual funds enjoyed taxable-equivalent total returns of 17% or better.

[PHOTO OF TOM SPALDING APPEARS HERE]

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.


 What was Nuveen's approach to investing during this period?

During 1995, we continued to pursue our philosophy of value investing, a disciplined approach designed to deliver above-market performance by emphasizing securities that offer good intrinsic value but that are underpriced or undervalued by the market. This approach was rewarded over the past year, as we saw many of our portfolio holdings upgraded by the rating agencies, confirming that our Research Department's judgments about credit quality were on target. We also moved to protect current income by investing more of our portfolio in non-callable bonds when possible. These bonds are cannot be redeemed before maturity so that their yield is assured for the long term in the event of falling interest rates. As is our policy, we continue to invest only in investment-grade quality securities.

 Has Nuveen made any major investment changes over the past year?

No. In the search for income and total return, our value investing approach continues to concentrate on individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive relative to other bonds in the market. Because attractive issues may appear any time over the course of the year, we are constantly vigilant for new opportunities, with the goal of ensuring that the funds are always positioned to meet their objectives: as high a level of current tax-free income as is consistent with preservation of capital. This means that our analysts continuously assess investment possibilities across the entire spectrum of geographical and sector opportunities nationwide. Currently, we favor revenue bonds for essential services (such as those issued by water and sewer facilities and utilities, especially public power authorities providing electricity at competitive rates). We have reduced our positions in general obligation bonds issued by counties and cities, which have suffered strained financial backing as the result of spending cuts at the state and federal levels.

 What does Nuveen see as the impact of the flat tax proposals on the municipal market?

Because of the implications for tax-free investments such as municipal bonds and bond funds, we have been closely monitoring the various flat tax proposals currently being debated in Congress. While election-year politics have focused a spotlight on the debate, it is important to note that none of the proposals currently under discussion has gained a strong consensus. In addition, implementation of any measure that manages to pass both houses is almost certainly two years--or more--away.

  Given the uncertainty surrounding this issue, Nuveen has taken the position that it is inadvisable to manage our funds toward one specific outcome. Instead, we continue to believe that pursuing our value investing philosophy is the optimal way to meet our investors' objectives. We believe that this approach offers investors greater price stability during volatile markets. Once the tax issue is resolved, we're confident that municipal bonds--because of their high credit quality and attractive yields--will continue to hold a strategic place in the prudent investor's portfolio. We will continue to monitor developments in the tax debate as well as changes in other economic and political conditions while keeping our focus on achieving the objectives of your fund.


What is Nuveen's market outlook for 1996?

Although inflation currently remains low and economic growth is moderating, we continue to watch these factors for potential changes and impact on the bond market. During this election year, we're also closely monitoring any changes in economic and tax policy that may impact the municipal market. The fundamentals in the long term are sound with the supply of municipal bonds down from past years, and a growing number of individual investors seeking to diversify their portfolios, and to increase their tax-free income.

NUVEEN ARIZONA TAX-FREE
VALUE FUND

Arizona

INDEX COMPARISON
Comparison of Change in Value of a $10,000 Investment in Nuveen Arizona Tax-Free Value Fund R Shares* and Lehman Brothers Municipal Bond Index

[GRAPH APPEARS HERE]


                                      Tax-Adjusted
            Lehman Brothers         Lehman Brothers       Nuveen AZ Tax-Free
          Municipal Bond Index    Municipal Bond Index        Value Fund
  1.92           10,000                  10,000                  9,525
  7.92           10,698                  10,698                 10,321
  1.93           10,983                  10,959                 10,545
  7.93           11,643                  11,618                 11,222
  1.94           12,328                  12,277                 12,029
  7.94           11,861                  11,811                 11,400
  1.95           11,890                  11,815                 11,502
  7.95           12,796                  12,716                 12,316
  1.96           13,681                  13,574                 13,123

___ Lehman Brothers Municipal Bond Index - Total $13,681
- - Tax-Adjusted Lehman Brothers Municipal Bond Index
    (reduced by state tax effects) - Total $13,574
___ Nuveen AZ Tax-Free Value Fund - Total $13,123
    ($13,777 if purchased at NAV)
Past performance is not predictive of future performance

-------------------------------------------------------------------
                                     ANNUALIZED TOTAL RETURN
-------------------------------------------------------------------
                                 1 year   3 years   Since inception
-------------------------------------------------------------------
R Shares on NAV                  14.09%     7.57%         8.51%
A Shares on NAV                  13.68%       N/A        10.55%+
A Shares on offering price**      8.56%       N/A         6.97%+
C Shares on NAV                  12.90%       N/A        10.07%+


The fund's current dividend of 4.35 cents per share for Class R Shares translated into a distribution yield of 4.89% as of January 31, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 39.5% combined state and federal income tax bracket would have to earn 8.08% on a taxable investment to match this tax-free yield.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 8.32% from a year ago. The average annual total return on NAV for this class was 14.09%, which translates into a taxable-equivalent total return of 17.76%.



* One-year, 3-year and life of fund total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.
** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.
+ Life of class; Class A Shares and Class C Shares were first issued at different times after September 6, 1994.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

NUVEEN FLORIDA TAX-FREE
VALUE FUND

Florida

INDEX COMPARISON
Comparison of Change in Value of a $10,000 Investment in Nuveen Florida Tax-Free Value Fund R Shares* and Lehman Brothers Municipal Bond Index

[GRAPH APPEARS HERE]


          Lehman Brothers
          Municipal Bond     Nuveen FL Tax-Free
              Index              Value Fund
  1.92        10,000                9,525
  7.92        10,698               10,167
  1.93        10,983               10,414
  7.93        11,643               11,064
  1.94        12,328               11,791
  7.94        11,861               11,162
  1.95        11,890               11,281
  7.95        12,796               12,012
  1.96        13,681               12,867


___ Lehman Brothers Municipal Bond Index - Total $13,681
___ Nuveen FL Tax-Free Value Fund - Total $12,867
    ($13,509 if purchased at NAV)
Past performance is not predictive of future performance


-------------------------------------------------------------------
                                      ANNUALIZED TOTAL RETURN
-------------------------------------------------------------------
                                1 year   3 years   Since inception
-------------------------------------------------------------------
R Shares on NAV                 14.05%    7.31%          7.97%
A Shares on NAV                 13.92%      N/A         10.15%+
A Shares on offering price**     8.79%      N/A          6.59%+
C Shares on NAV                 12.54%      N/A         10.43%+
-------------------------------------------------------------------


The fund's current dividend of 4.30 cents per share for Class R Shares translated into a distribution yield of 4.88% as of January 31, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 36% federal income tax bracket would have to earn 7.63% on a taxable investment to match this tax-free yield.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 8.41% from a year ago. The average annual total return on NAV for this class was 14.05%, which translates into a taxable-equivalent total return of 17.13%.



* One-year, 3-year and life of fund total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.
** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.
+ Life of class; Class A Shares and Class C Shares were first issued at different times after September 6, 1994.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

NUVEEN MARYLAND TAX-FREE
VALUE FUND

Maryland

INDEX COMPARISON
Comparison of Change in Value of a $10,000 Investment in Nuveen Maryland Tax-Free Value Fund R Shares* and Lehman Brothers Municipal Bond Index

[GRAPH APPEARS HERE]

          Lehman Brothers       Tax-Adjusted
          Municipal Bond      Lehman Brothers      Nuveen MD Tax-Free
              Index         Municipal Bond Index       Value Fund
  1.92        10,000               10,000                 9,525
  7.92        10,698               10,698                10,173
  1.93        10,983               10,960                10,379
  7.93        11,643               11,619                11,101
  1.94        12,328               12,279                11,698
  7.94        11,861               11,814                11,142
  1.95        11,890               11,818                11,163
  7.95        12,796               12,718                12,055
  1.96        13,681               13,573                12,762


___ Lehman Brothers Municipal Bond Index - Total $13,681
- - Tax-Adjusted Lehman Brothers Municipal Bond Index
    (reduced by state tax effects) - Total $13,573
___ Nuveen MD Tax-Free Value Fund - Total $12,762
    ($13,398 if purchased at NAV)
Past performance is not predictive of future performance


-------------------------------------------------------------------
                                      ANNUALIZED TOTAL RETURN
                                 1 year   3 years   Since inception
-------------------------------------------------------------------
R Shares on NAV                  14.33%    7.14%         7.74%
A Shares on NAV                  14.07%      N/A         9.64%+
A Shares on offering price**      8.94%      N/A         6.10%+
C Shares on NAV                  13.24%      N/A         9.55%+
-------------------------------------------------------------------


The fund's current dividend of 4.25 cents per share for Class R Shares translated into a distribution yield of 4.89% as of January 31, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 39% combined state and federal income tax bracket would have to earn 8.02% on a taxable investment to match this tax-free yield.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 8.64% from a year ago. The average annual total return on NAV for this class was 14.33%, which translates into a taxable-equivalent total return of 17.87%.



* One-year, 3-year and life of fund total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.
** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.
+ Life of class; Class A Shares and Class C Shares were first issued at different times after September 6, 1994.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

NUVEEN MICHIGAN TAX-FREE
VALUE FUND

Michigan

INDEX COMPARISON
Comparison of Change in Value of a $10,000 Investment in Nuveen Michigan Tax-Free Value Fund R Shares* and Lehman Brothers Municipal Bond Index

[GRAPH APPEARS HERE]
                            Tax-Adjusted
          Lehman Brothers  Lehman Brothers   Nuveen MI
             Municipal        Municipal       Tax-Free
            Bond Index       Bond Index      Value Fund
  1.92        10,000           10,000           9,525
  7.92        10,698           10,698          10,346
  1.93        10,983           10,946          10,554
  7.93        11,643           11,604          11,297
  1.94        12,328           12,249          11,987
  7.94        11,861           11,785          11,479
  1.95        11,890           11,778          11,511
  7.95        12,796           12,676          12,355
  1.96        13,681           13,517          13,230


___ Lehman Brothers Municipal Bond Index - Total $13,681
- - Tax-Adjusted Lehman Brothers Municipal Bond Index
    (reduced by state tax effects) - Total $13,517
___ Nuveen MI Tax-Free Value Fund - Total $13,230
    ($13,890 if purchased at NAV)
Past performance is not predictive of future performance


-------------------------------------------------------------------
                                      ANNUALIZED TOTAL RETURN
                                 1 year   3 years   Since inception
-------------------------------------------------------------------
R Shares on NAV                  14.93%    7.83%          8.74%
A Shares on NAV                  14.68%      N/A         10.28%+
A Shares on offering price**      9.52%      N/A          6.72%+
C Shares on NAV                  13.96%      N/A         10.92%+
-------------------------------------------------------------------


The fund's current dividend of 4.45 cents per share for Class R Shares translated into a distribution yield of 4.97% as of January 31, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 40% combined state and federal income tax bracket would have to earn 8.28% on a taxable investment to match this tax-free yield.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 8.81% from a year ago. The average annual total return on NAV for this class was 14.93%, which translates into a taxable-equivalent total return of 18.68%.



* One-year, 3-year and life of fund total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.
** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.
+ Life of class; Class A Shares and Class C Shares were first issued at different times after September 6, 1994.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

NUVEEN NEW JERSEY TAX-FREE
VALUE FUND

New Jersey

INDEX COMPARISON
Comparison of Change in Value of a $10,000 Investment in Nuveen New Jersey Tax-Free Value Fund R Shares* and Lehman Brothers Municipal Bond Index

[GRAPH APPEARS HERE]

          Lehman Brothers       Tax-Adjusted
          Municipal Bond      Lehman Brothers      Nuveen NJ Tax-Free
              Index         Municipal Bond Index       Value Fund
  1.92        10,000               10,000                 9,525
  7.92        10,698               10,698                10,234
  1.93        10,983               10,953                10,416
  7.93        11,643               11,612                11,064
  1.94        12,328               12,265                11,833
  7.94        11,861               11,800                11,370
  1.95        11,890               11,798                11,447
  7.95        12,796               12,697                12,175
  1.96        13,681               13,545                12,922


___ Lehman Brothers Municipal Bond Index - Total $13,681
- - Tax-Adjusted Lehman Brothers Municipal Bond Index
    (reduced by state tax effects) - Total $13,545
___ Nuveen NJ Tax-Free Value Fund - Total $12,922
    ($13,566 if purchased at NAV)
Past performance is not predictive of future performance


-------------------------------------------------------------------
                                      ANNUALIZED TOTAL RETURN
-------------------------------------------------------------------
                                 1 year   3 years   Since inception
-------------------------------------------------------------------
R Shares on NAV                  12.88%     7.45%        8.08%
A Shares on NAV                  12.63%       N/A        8.87%+
A Shares on offering price**      7.56%       N/A        5.35%+
C Shares on NAV                  11.80%       N/A        9.46%+
-------------------------------------------------------------------


The fund's current dividend of 4.60 cents per share for Class R Shares translated into a distribution yield of 5.30% as of January 31, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 40% combined state and federal income tax bracket would have to earn 8.83% on a taxable investment to match this tax-free yield.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 6.88% from a year ago. The average annual total return on NAV for this class was 12.88%, which translates into a taxable-equivalent total return of 16.80%.



* One-year, 3-year and life of fund total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.
** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.
+ Life of class; Class A Shares and Class C Shares were first issued at different times after September 6, 1994.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

NUVEEN PENNSYLVANIA TAX-FREE
VALUE FUND

Pennsylvania

INDEX COMPARISON
Comparison of Change in Value of a $10,000 Investment in Nuveen Pennsylvania Tax-Free Value Fund R Shares* and Lehman Brothers Municipal Bond Index

[GRAPH APPEARS HERE]


          Lehman Brothers       Tax-Adjusted
          Municipal Bond      Lehman Brothers      Nuveen PA Tax-Free
              Index         Municipal Bond Index       Value Fund
  1.92        10,000               10,000                 9,525
  7.92        10,698               10,698                10,255
  1.93        10,983               10,969                10,475
  7.93        11,643               11,629                11,199
  1.94        12,328               12,300                11,906
  7.94        11,861               11,834                11,246
  1.95        11,890               11,849                11,319
  7.95        12,796               12,752                12,173
  1.96        13,681               13,620                12,949


___ Lehman Brothers Municipal Bond Index - Total $13,681
- - Tax-Adjusted Lehman Brothers Municipal Bond Index
    (reduced by state tax effects) - Total $13,620
___ Nuveen PA Tax-Free Value Fund - Total $12,949
    ($13,595 if purchased at NAV)
Past performance is not predictive of future performance


-------------------------------------------------------------------
                                      ANNUALIZED TOTAL RETURN
-------------------------------------------------------------------
                                 1 year   3 years   Since inception
-------------------------------------------------------------------
R Shares                         14.40%     7.33%         8.14%
A Shares                         14.22%       N/A        10.33%+
A Shares on offering price**      9.08%       N/A         6.76%+
C Shares                         13.27%       N/A         8.88%+
-------------------------------------------------------------------


The fund's current dividend of 4.30 cents per share for Class R Shares translated into a distribution yield of 4.88% as of January 31, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 38% combined state and federal income tax bracket would have to earn 7.87% on a taxable investment to match this tax-free yield.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 8.63% from a year ago. The average annual total return on NAV for this class was 14.40%, which translates into a taxable-equivalent total return of 17.84%.



* One-year, 3-year and life of fund total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.
** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.
+ Life of class; Class A Shares and Class C Shares were first issued on or after September 6, 1994.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

NUVEEN VIRGINIA TAX-FREE VALUE FUND

Virginia

INDEX COMPARISON
Comparison of Change in Value of a $10,000 Investment in Nuveen Virginia Tax-Free Value Fund R Shares* and Lehman Brothers Municipal Bond Index

[GRAPH APPEARS HERE]



                        Lehman Brothers        Tax-Adjusted             Nuveen VA
                        Municipal Bond        Lehman Brothers           Tax-Free
                             Index          Municipal Bond Index       Value Fund
                        ---------------     --------------------       ----------
       1/92                 10,000                  10,000                 9,525
       7/92                 10,698                  10,698                10,264
       1/93                 10,983                  10,957                10,481
       7/93                 11,643                  11,615                11,157
       1/94                 12,328                  12,272                11,820
       7/94                 11,861                  11,807                11,281
       1/95                 11,890                  11,807                11,357
       7/95                 12,796                  12,707                12,149
       1/96                 13,681                  13,557                13,021

       Lehman Brothers Municipal Bond Index -- Total $13,681

       Tax-Adjusted Lehman Brothers Municipal Bond Index (reduced by state tax effects)-- Total $13,557

       Nuveen VA Tax-Free Value Fund -- Total $13,021 ($13,670 if purchased at
       NAV)

Past performance is not predictive of future performance


                                      ANNUALIZED TOTAL RETURN
                                1 year   3 years   Since inception
R Shares on NAV                  14.65%     7.51%       8.29%
A Shares on NAV                  14.50%       N/A      10.14%+
A Shares on offering price**      9.35%       N/A       6.58%+
C Shares on NAV                  13.58%       N/A       9.63%+

The fund's current dividend of 4.50 cents per share for Class R Shares translated into a distribution yield of 5.09% as of January 31, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 39.5% combined state and federal income tax bracket would have to earn 8.41% on a taxable investment to match this tax-free yield.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 8.50% from a year ago. The average annual total return on NAV for this class was 14.65%, which translates into a taxable-equivalent total return of 18.30%.

* One-year, 3-year and life of fund total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.

** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.

+ Life of class; Class A Shares and Class C Shares were first issued at different times after September 6, 1994.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

PORTFOLIO OF INVESTMENTS

ARIZONA

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                   MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$   250,000     Arizona Certificates of Participation,
                 6.250%, 9/01/10                                               9/02 at 102             Aaa               $  272,493
                Arizona Educational Loan Marketing Corporation,
                 Alternative Minimum Tax:
    200,000      7.000%, 3/01/05                                               3/02 at 101               A                  210,860
    100,000      6.375%, 9/01/05                                               9/02 at 101              Aa                  105,202
    300,000     Arizona Health Facilities Authority (Phoenix Baptist
                 Hospital and Medical Center), 6.250%, 9/01/11                 9/03 at 100             Aaa                  324,888
    200,000     Arizona Municipal Financing Program, Certificates
                 of Participation, 7.700%, 8/01/10                            No Opt. Call             Aaa                  248,448
    200,000     Arizona State Transportation Board,
                 6.500%, 7/01/11 (Pre-refunded to 7/01/02)                 7/02 at 101 1/2             Aaa                  228,050
    700,000     Arizona State University Research Park,
                 5.000%, 7/01/21                                               7/06 at 100             Aaa                  673,190
                Arizona State University:
    500,000      5.750%, 7/01/12                                               7/02 at 101              AA                  514,705
    500,000      5.500%, 7/01/19                                               7/02 at 101              AA                  500,730
    500,000     Arizona Student Loan Acquisition Authority,
                 Alternative Minimum Tax, 6.600%, 5/01/10                      5/04 at 102              Aa                  518,205
                Arizona Wastewater Management Authority:
    175,000      5.950%, 7/01/12                                               7/02 at 102             Aaa                  185,719
    250,000      5.750%, 7/01/15                                               7/05 at 102             Aaa                  261,385
    700,000     Apache County Public Finance Corporation,
                 Certificates of Participation, 5.500%, 5/01/10                5/00 at 102               A                  714,119
    195,000     Central Arizona Water Conservation District,
                 6.500%, 11/01/11 (Pre-refunded to 5/01/01)                    5/01 at 102             AA-                  219,646
    300,000     Cochise County Unified School District No. 68,
                 General Obligation, 7.500%, 7/01/10                          No Opt. Call             Aaa                  382,296
    250,000     Coconino and Yavapai Counties, Joint Unified School
                 District No. 9, 6.750%, 7/01/07                               7/01 at 101              A-                  273,245
    550,000     Douglas Municipal Property Corporation,
                 5.750%, 7/01/15                                               7/05 at 101             Aaa                  574,294
    280,000     Eloy Municipal Property Corporation,
                 7.000%, 7/01/11                                               7/02 at 101             BBB                  301,034
    375,000     Maricopa Rural Road Improvement District,
                 6.900%, 7/01/05                                               7/99 at 101             N/R                  396,461
    300,000     Maricopa County Hospital District No. 1,
                 6.250%, 6/01/10                                               6/04 at 101             Aaa                  328,662
    500,000     Maricopa County Industrial Development Authority
                 (Samaritan Health Services), 7.000%, 12/01/16                No Opt. Call             Aaa                  622,100
    600,000     Maricopa County Industrial Development Authority
                 (Baptist Hospital), 5.500%, 9/01/16                           9/05 at 101             Aaa                  603,804
                Maricopa County School District No. 28,
                 General Obligation:
    265,000      6.000%, 7/01/12 (Pre-refunded to 7/01/02)                     7/02 at 100             Aaa                  291,733
     50,000      6.000%, 7/01/12                                               7/02 at 100             Aaa                   52,784
-----------------------------------------------------------------------------------------------------------------------------------

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996


-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                   MARKET
AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$   200,000     Maricopa County Unified School District No. 41,
                 6.500%, 7/01/08 (Pre-refunded to 7/01/02)                     7/02 at 100             Aaa               $  225,750
    250,000     Maricopa County Unified School District No. 69
                 (Paradise Valley), 6.500%, 7/01/09
                 (Pre-refunded to 7/01/01)                                     7/01 at 100             Aaa                  278,998
    500,000     Mohave County Industrial Development Authority
                 (Citizens Utilities Company), Alternative
                 Minimum Tax, 6.600%, 5/01/29                                 11/03 at 101             AAA                  528,845
                Navajo County Pollution Control Corporation
                 (Arizona Public Service Company):
  1,000,000      5.875%, 8/15/28                                               8/03 at 102            Baa1                  993,510
    750,000      5.500%, 8/15/28                                               8/03 at 102             Aaa                  747,165
    425,000     Peoria Improvement District (North Valley Power
                 Center), 7.300%, 1/01/12                                      1/03 at 101             BBB                  461,835
    200,000     Phoenix General Obligation, 6.500%, 7/01/11
                 (Pre-refunded to 7/01/99)                                     7/99 at 102             AA+                  220,116
    250,000     Phoenix Civic Improvement Corporation, Airport
                 Terminal Excise Tax, Alternative Minimum Tax,
                 7.800%, 7/01/11                                               7/97 at 102             AA+                  266,505
    295,000     Phoenix Housing Finance Corporation FHA-Insured,
                 6.500%, 7/01/24                                               7/02 at 101             Aaa                  305,310
                Phoenix Civic Improvement Corporation, Wastewater
                 System:
  1,000,000      5.000%, 7/01/18                                               7/04 at 102              A1                  950,180
    400,000      6.125%, 7/01/23 (Pre-refunded to 7/01/03)                     7/03 at 102             AAA                  452,028
    200,000     Phoenix Industrial Development Authority,
                 FHA-Insured (Chris Ridge Village Project),
                 6.750%, 11/01/12                                             11/02 at 101             AAA                  212,054
    300,000     Phoenix Junior Lien Street and Highway,
                 6.250%, 7/01/11                                               7/02 at 102              A+                  320,919
    500,000     Phoenix Industrial Development Authority, GNMA
                 (Meadow Glen Apartments), 5.800%, 8/20/28                     2/03 at 102             Aaa                  498,530
    485,000     Phoenix Industrial Development Authority, Single
                 Family Mortgage, Alternative Minimum Tax,
                 6.150%, 12/01/08                                              6/05 at 102             AAA                  489,641
                Phoenix Industrial Development Authority
                 (John C. Lincoln Hospital and Health Center):
    500,000      6.000%, 12/01/10                                             12/03 at 102            BBB+                  517,530
    500,000      6.000%, 12/01/14                                             12/03 at 102            BBB+                  497,495
    290,000     Pima County Industrial Development Authority
                 (Tucson Electric), 7.250%, 7/15/10                            1/02 at 103             Aaa                  328,999
    300,000     Pima County Unified School District No. 1,
                 General Obligation, 6.100%, 7/01/12                           7/02 at 102             Aaa                  321,852
-----------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                   MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$   500,000     Pima County, Single Family Mortgage,
                 6.500%, 2/01/17                                               8/05 at 102               A              $   515,525
                Pinal County, Certificates of Participation:
    300,000      6.375%, 6/01/06                                               6/02 at 100              AA                  329,895
    200,000      6.500%, 6/01/09                                               6/02 at 100              AA                  215,810
                Salt River Project Agricultural Improvement and
                 Power District:
    300,000      5.750%, 1/01/19                                               1/02 at 100              Aa                  302,748
    280,000      5.750%, 1/01/20                                               3/96 at 100              Aa                  279,997
    225,000     Tempe General Obligation, 6.000%, 7/01/08                      7/02 at 101             AA+                  242,118
    500,000     Tempe Industrial Development Authority,
                 Multi-Family Housing, FHA-Insured
                 (Quadrangles Village Apartments),
                 6.250%, 6/01/26                                               6/03 at 102             AAA                  513,815
    600,000     Tempe Union High School District No. 213,
                 General Obligation, 6.000%, 7/01/12                           7/04 at 101             Aaa                  643,674
    500,000     Tucson General Obligation, 6.250%, 7/01/18                     7/04 at 101             Aaa                  544,885
    575,000     Tucson Airport Authority, 5.700%, 6/01/13                      6/03 at 102             Aaa                  591,376
    250,000     Tucson Local Business Development Finance
                 Corporation, 6.250%, 7/01/12                                  7/02 at 102             Aaa                  272,115
    300,000     University of Arizona, 6.250%, 6/01/11                         6/02 at 102              AA                  323,064
    335,000     Yavapai County Community College,
                 6.000%, 7/01/12                                               7/03 at 101              A-                  349,076
    675,000     Yuma County Union High School District No. 70,
                 General Obligation, 5.700%, 7/01/06                           7/02 at 101             Aaa                  720,285
-----------------------------------------------------------------------------------------------------------------------------------
$22,125,000     Total Investments--(Cost $21,884,694)--97.9%                                                             23,265,698
===========------------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities--2.1%                                                                         490,183
-----------------------------------------------------------------------------------------------------------------------------------
                Net Assets--100%                                                                                        $23,755,881
===================================================================================================================================

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER                 MARKET               MARKET
                     STANDARD & POOR'S                      MOODY'S           OF ISSUES                  VALUE              PERCENT
-----------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                         AAA                          Aaa                  31            $12,725,168                   55%
RATINGS**                 AA+, AA, AA-            Aa1, Aa, Aa2, Aa3                  13              4,038,741                   17
PORTFOLIO OF                        A+                           A1                   2              1,271,099                    5
INVESTMENTS:                     A, A-                    A, A2, A3                   5              2,062,825                    9
                       BBB+, BBB, BBB-        Baa1, Baa, Baa2, Baa3                   5              2,771,404                   12
                             Non-rated                    Non-rated                   1                396,461                    2
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                57            $23,265,698                  100%
===================================================================================================================================

* Optional call provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS

FLORIDA

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                   MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$   300,000     Florida Department of General Services, General
                 Obligation, 6.600%, 7/01/17                                   7/02 at 101              Aa              $   332,154
  2,500,000     Florida Housing Finance Agency, Alternative
                 Minimum Tax, 6.875%, 8/01/26                                  2/05 at 102             Aaa                2,672,225
    750,000     Florida Housing Finance Agency, 6.400%, 6/01/24                6/02 at 103             AAA                  776,003
     30,000     Florida Housing Finance Agency, Home Ownership
                 (GNMA), Alternative Minimum Tax,
                 8.595%, 11/01/18                                             No Opt. Call             AAA                   31,802
                Florida Municipal Power Agency:
  1,000,000      6.250%, 10/01/21 (Pre-refunded to 10/01/02)                  10/02 at 102             Aaa                1,135,100
  1,145,000      6.000%, 10/01/27 (Pre-refunded to 10/01/02)                  10/02 at 102             Aaa                1,283,179
  1,000,000     Florida Municipal Power Agency, St. Lucie Project,
                 5.500%, 10/01/12                                             10/02 at 102             Aaa                1,022,390
                Florida State Board of Education:
  1,160,000      7.100%, 6/01/07                                              No Opt. Call             Aaa                1,276,766
  2,250,000      5.875%, 6/01/20                                               6/05 at 101              Aa                2,338,110
    460,000      7.250%, 6/01/23 (Pre-refunded to 6/01/00)                     6/00 at 102             Aaa                  527,450
  2,680,000      7.250%, 6/01/23                                               6/00 at 102              Aa                3,007,255
  1,650,000     Florida Turnpike Authority,
                 6.350%, 7/01/22 (Pre-refunded to 7/01/02)                     7/02 at 101             Aaa                1,863,279
    300,000     Brevard County Educational Facilities Authority
                 (Florida Institute of Technology),
                 6.875%, 11/01/22                                             11/02 at 102             BBB                  308,484
    600,000     Broward County Housing Finance Authority
                 (Lakeside Apartments), 7.000%, 2/01/25                        2/05 at 102             AAA                  647,310
    190,000     Cape Coral Health Facilities Authority
                 (Cape Coral Medical Center), 8.125%, 11/01/08                No Opt. Call             Aaa                  212,589
  1,000,000     Dade County (Miami International Airport),
                 Alternative Minimum Tax, 6.550%, 10/01/13                    10/02 at 102             Aaa                1,096,780
    115,000     Dade County Housing Finance Authority, Single
                 Family Mortgage,
                 Alternative Minimum Tax, 7.250%, 9/01/23                      3/01 at 102             Aaa                  121,089
  2,480,000     Dade County (Jackson Memorial Hospital),
                 4.875%, 6/01/15                                               6/03 at 102             Aaa                2,348,982
    470,000     Dade County Special Housing (City of Miami
                 Developments), 12.000%, 7/01/12                               3/96 at 102               A                  482,220
    255,000     Dade County (Courthouse Center), 6.300%, 4/01/14               4/04 at 102               A                  274,717
    250,000     Dade County Health Facilities Authority
                 (South Miami Hospital),
                 7.000%, 10/01/18 (Pre-refunded to 10/01/99)                  10/99 at 102             Aaa                  281,388
    300,000     Dade County Health Facilities Authority (North
                 Shore Medical Center), 6.500%, 8/15/15                        8/02 at 102             Aaa                  326,976
  1,000,000     Davie Water and Sewer System, 6.250%, 10/01/17                10/02 at 102             Aaa                1,073,510
-----------------------------------------------------------------------------------------------------------------------------------

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                    MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
$   600,000     Daytona Beach Water and Sewer System,
                 6.000%, 11/15/14                                             11/02 at 102             Aaa              $    636,288
  1,600,000     Dunedin (Mease Health Care), 5.375%, 11/15/13                 11/03 at 101             Aaa                 1,615,632
                Escambia County Housing Finance Authority,
                 Single Family Mortgage,
                 Alternative Minimum Tax:
    325,000      6.900%, 4/01/20                                              10/02 at 102             Aaa                  340,727
  2,000,000      6.950%, 10/01/27                                              4/05 at 102             Aaa                2,098,140
    500,000     Escambia County School Board, Certificates of
                 Participation, 6.375%,  2/01/12                               2/02 at 100             Aaa                  536,735
    500,000     Gainesville Utility System, 6.500%, 10/01/22                  10/02 at 102              Aa                  549,080
  1,200,000     Hillsborough County Industrial Development
                 Authority, Pollution
                 Control (Tampa Electric), 8.000%, 5/01/22                     5/02 at 103             Aa2                1,439,112
    250,000     Hillsborough County, Capital Improvement (Museum
                 of Science and Industry),
                 6.400%, 1/01/12 (Pre-refunded to 1/01/00)                     1/00 at 102               A                  275,633
    250,000     Hollywood Water and Sewer System,
                 6.875%, 10/01/21 (Pre-refunded to 10/01/01)                  10/01 at 102             Aaa                  288,305
                Jacksonville Electric Authority:
    470,000      7.500%, 10/01/02                                         10/97 at 101-1/2             Aa1                  503,224
    500,000      5.500%, 10/01/14                                             10/02 at 101             Aa1                  501,975
    790,000      5.250%, 10/01/21                                             10/02 at 101             Aa1                  766,648
  1,000,000      5.250%, 10/01/28                                             10/02 at 101             Aa1                  967,340
    250,000     Jacksonville Excise Taxes, 6.500%, 10/01/13                   10/02 at 102             Aaa                  276,795
    605,000     Jacksonville Health Facilities Authority
                 (Daughters of Charity Health System--St. Vincent),
                 7.500%, 11/01/15 (Pre-refunded to 11/01/00)                  11/00 at 102             Aaa                  706,900
    375,000     Jacksonville Water and Sewer (Jacksonville Suburban
                 Utilities Corporation), Alternative Minimum Tax,
                 6.750%, 6/01/22                                               6/02 at 102              A2                  409,174
    250,000     Jupiter Water System, 6.250%, 10/01/18                        10/01 at 102             Aaa                  266,320
  1,300,000     Kissimmee Utility Authority, Electric System,
                 5.375%, 10/01/12                                             10/03 at 102             Aaa                1,322,451
  1,000,000     Manatee County Housing Finance Authority,
                 Single Family Mortgage, Alternative Minimum Tax,
                 7.600%, 11/01/26                                             11/05 at 105             Aaa                1,104,650
  2,550,000     Miami Beach Water and Sewer System,
                 5.375%, 9/01/15                                               9/05 at 102             Aaa                2,549,873
    250,000     North Broward Hospital District, 6.250%, 1/01/12               1/02 at 102             Aaa                  268,555
                Orange County Sales Tax:
    145,000      6.125%, 1/01/19                                              No Opt. Call             Aaa                  158,768
  1,500,000      5.375%, 1/01/24                                               1/03 at 102             Aaa                1,489,200
-----------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                   MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$   500,000     Orange County Water Utilities System,
                 6.250%, 10/01/17                                              4/02 at 102             Aaa              $   535,045
  1,000,000     Orange County Housing Finance Authority
                 (Ashley Point Apartments), Alternative Minimum
                 Tax, 7.100%, 10/01/24                                        10/01 at 101            BBB+                1,037,930
                Orlando Utilities Commission:
  1,250,000      6.000%, 10/01/20                                             10/02 at 102              Aa                1,291,213
  1,000,000      5.500%, 10/01/20                                             10/99 at 100              Aa                  999,250
                Orlando and Orange County Expressway Authority:
  1,000,000      5.500%, 7/01/18                                               7/03 at 102             Aaa                1,007,620
  1,000,000      5.125%, 7/01/20                                               7/03 at 102             Aaa                  968,820
                Palm Beach County Criminal Justice Facilities:
  1,000,000      5.300%, 6/01/05                                              No Opt. Call             Aaa                1,063,100
  1,000,000      5.375%, 6/01/10                                              No Opt. Call             Aaa                1,045,810
  2,000,000     Pensacola Health Facilities Authority (Daughters of
                 Charity-Sacred Heart), 5.250%, 1/01/11                        1/03 at 102              Aa                1,966,420
  2,000,000     Pinellas County Health Facilities Authority
                 (Morton Plant Health System), 5.500%, 11/15/18               11/03 at 102             Aaa                2,005,080
    565,000     St. Lucie County Solid Waste System,
                 6.000%, 9/01/15 (Pre-refunded to 9/01/99)                     9/99 at 100             Aaa                  606,059
    500,000     St. Petersburg Health Facilities Authority
                 (St. Joseph's Hospital Inc.), 7.000%, 12/01/15               12/01 at 102             Aaa                  567,450
  1,000,000     Sarasota Water and Sewer System,
                 7.625%, 10/01/08 (Pre-refunded to 10/01/96)                  10/96 at 102             Aaa                1,045,910
    500,000     Tampa Water and Sewer System,
                 6.000%, 10/01/17 (Pre-refunded to 10/01/02)                  10/02 at 101             Aaa                  554,690
  1,000,000     Turtle Run Community Development District,
                 6.400%, 5/01/11                                               5/03 at 100              A1                1,061,390
  2,000,000     West Palm Beach Utility System, 5.400%, 10/01/23              10/02 at 101             Aaa                1,978,580
-----------------------------------------------------------------------------------------------------------------------------------
$57,410,000     Total Investments--(Cost $56,821,593)--98.3%                                                             60,245,650
===========------------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities--1.7%                                                                       1,062,980
-----------------------------------------------------------------------------------------------------------------------------------
                Net Assets--100%                                                                                        $61,308,630
===================================================================================================================================

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER                 MARKET               MARKET
                     STANDARD & POOR'S                      MOODY'S           OF ISSUES                  VALUE              PERCENT
-----------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                         AAA                          Aaa                  43            $41,734,321                   69%
RATINGS**                 AA+, AA, AA-            Aa1, Aa, Aa2, Aa3                  12             14,661,781                   24
PORTFOLIO OF                         A+                          A1                   1              1,061,390                    2
INVESTMENTS:                      A, A-                   A, A2, A3                   4              1,441,744                    3
                        BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3                   2              1,346,414                    2
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                62            $60,245,650                  100%
===================================================================================================================================

* Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS

MARYLAND

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                   MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$   500,000     Maryland Community Development Administration,
                 Single Family Mortgage, 7.000%, 4/01/14                       4/97 at 103              Aa              $   521,810
  1,500,000     Maryland Community Development Administration,
                 Department of Housing and Community
                 Development, Alternative Minimum Tax,
                 7.450%, 4/01/32                                               4/01 at 102              Aa                1,577,790
                Maryland Community Development Administration,
                 Multi-Family Housing:
    700,000      6.700%, 5/15/27                                               5/02 at 102              Aa                  732,018
    500,000      6.750%, 5/15/33                                               5/02 at 102              Aa                  524,485
  2,000,000     Maryland General Obligation, 4.600%, 7/15/06                   7/03 at 101             Aaa                2,011,080
    500,000     Maryland Health and Higher Educational Facilities
                 Authority (Sinai Hospital of Baltimore),
                 7.000%, 7/01/19 (Pre-refunded to 7/01/00)                     7/00 at 102             Aaa                  568,115
                Maryland Health and Higher Educational Facilities
                 Authority (Doctor's Community Hospital):
  1,000,000      5.750%, 7/01/13                                               7/03 at 102             Baa                  942,270
  1,005,000      8.750%, 7/01/22 (Pre-refunded to 7/01/00)                     7/00 at 102             Aaa                1,212,422
                Maryland Health and Higher Educational Facilities
                 Authority (Francis Scott Key Medical Center):
  1,800,000      5.000%, 7/01/13                                               7/03 at 102             Aaa                1,741,986
    500,000      6.750%, 7/01/23 (Pre-refunded to 7/01/00)                     7/00 at 102             Aaa                  563,100
    700,000     Maryland National Capital Park and Planning
                 Commission, 6.125%, 7/01/10
                 (Pre-refunded to 7/01/02)                                     7/02 at 102              Aa                  784,539
  1,760,000     Maryland Stadium Authority, 5.875%, 12/15/12                  12/04 at 102             Aaa                1,859,845
                Maryland Stadium Authority, Sports Facility,
                 Alternative Minimum Tax:
    500,000      7.375%, 12/15/04                                             12/99 at 102              Aa                  561,605
    500,000      7.500%, 12/15/10                                             12/99 at 102              Aa                  556,130
  3,415,000     Maryland Transportation Authority (Baltimore/
                 Washington International Airport),
                 Alternative Minimum Tax, 6.400%, 7/01/19                      7/04 at 102             Aaa                3,600,639
  1,000,000     Maryland Transportation Authority, 5.750%, 7/01/15             7/02 at 100              A1                1,014,660
  2,000,000     Baltimore County General Obligation,
                 6.700%, 7/01/11                                               7/98 at 102             Aaa                2,143,380
                Baltimore General Obligation:
  2,295,000      7.375%, 10/15/03                                             No Opt. Call             Aaa                2,751,177
    600,000      6.500%, 10/15/12 (Pre-refunded to 10/15/02)                  10/02 at 100             Aaa                  678,750
  1,000,000     Baltimore, GMNA (Tindeco Wharf Apartments
                 Project), 6.700%, 12/20/28                                   12/02 at 102             AAA                1,048,290
  1,500,000     Baltimore Port Facilities (Consolidated Coal Sales
                 Company), 6.500%, 10/01/11                                    4/02 at 103             Aa3                1,654,575
    625,000     Baltimore Water System, 6.500%, 7/01/20
                 (Pre-refunded to 7/01/00)                                     7/00 at 100             Aaa                  687,131
-----------------------------------------------------------------------------------------------------------------------------------

                                     NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               JANUARY 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                    MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 2,165,000     Gaithersburg (Shady Grove Adventist Nursing and
                 Rehabilitation Center), 6.500%, 9/01/12                      No Opt. Call             Aaa              $  2,489,490
  1,000,000     Howard County (Howard Hills Townhouse Project-
                 FHA Insured) 6.400%, 7/01/24                                  7/02 at 102             Aaa                 1,045,020
  2,000,000     Howard County Multi-Family Mortgage (Chase
                 Glen Project), 7.000%, 7/01/24 (Mandatory
                 put 7/01/04)                                                  7/02 at 104             N/R                 2,206,920
  1,000,000     Montgomery County Housing Opportunities
                 Commission, Multi-Family Housing,
                 6.000%, 7/01/20                                               7/05 at 102              Aa                 1,016,470
                Montgomery County Housing Opportunities
                 Commission, Single Family Housing:
    450,000      7.250%, 7/01/13                                               7/96 at 103              Aa                   467,474
  1,615,000      6.600%, 7/01/14                                               7/04 at 102              Aa                 1,695,524
  1,000,000     Montgomery County Solid Waste Resource
                 Recovery Project, 5.875%, 6/01/13                             6/03 at 102             Aaa                 1,045,190
  1,500,000     Morgan State University, 6.100%, 7/01/20                      No Opt. Call             Aaa                 1,688,775
  1,000,000     Northeast Maryland Waste Disposal Authority,
                 Resource Recovery, 6.900%, 1/01/00                           No Opt. Call             Aaa                 1,098,040
    600,000     Prince George's County (Dimensions Health
                 Corporation), 6.700%, 7/01/97                                No Opt. Call               A                   622,992
  1,550,000     Prince George's County Housing Authority,
                 (New Keystone Apartments-FHA Insured),
                 6.800%, 7/01/25                                               1/02 at 102             Aaa                 1,638,118
  1,500,000     Prince George's County Pollution Control
                 (Potomac Electric Project), 6.375%, 1/15/23                   1/03 at 102              A+                 1,601,625
  1,000,000     University of Maryland, 5.000%, 10/01/11                      10/03 at 101             AA+                   995,100
  1,500,000     Washington D.C. Metro Area Transit Authority,
                 Transit Refunding Bonds, 5.250%, 7/01/14                      1/04 at 102             Aaa                 1,485,090
  1,170,000     Washington Suburban Sanitary District,
                 8.000%, 1/01/02                                              No Opt. Call             Aa1                 1,399,706
    500,000     Commonwealth of Puerto Rico, General Obligation,
                 6.600%, 7/01/13 (Pre-refunded to 7/01/02)                 7/02 at 101-1/2             Aaa                   574,435
  1,750,000     Puerto Rico Aqueduct and Sewer Authority,
                 7.875%, 7/01/17 (Pre-refunded to 7/01/98)                     7/98 at 102               A                 1,952,405
  2,000,000     Puerto Rico Highway and Transportation Authority,
                 5.250%, 7/01/21                                           7/03 at 101-1/2               A                 1,906,900
                Puerto Rico Electric Power Authority:
    630,000      7.000%, 7/01/07 (Pre-refunded to 7/01/99)                 7/99 at 101-1/2              A-                   701,448
    315,000      7.125%, 7/01/14 (Pre-refunded to 7/01/99)                 7/99 at 101-1/2             AAA                   352,620
    185,000      7.125%, 7/01/14                                           7/99 at 101-1/2              A-                   201,704
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                    MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000     Puerto Rico Industrial Medical and
                 Environmental Authority, 6.250%, 7/01/16                      1/05 at 102             Aaa              $  1,089,390
------------------------------------------------------------------------------------------------------------------------------------
$51,330,000     Total Investments--(cost $51,884,039)-98.8%                                                               55,010,233
===========-------------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities--1.2%                                                                          677,041
------------------------------------------------------------------------------------------------------------------------------------
                Net Assets--100%                                                                                        $ 55,687,274
====================================================================================================================================


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER                 MARKET               MARKET
                     STANDARD & POOR'S                      MOODY'S           OF ISSUES                  VALUE              PERCENT
-----------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                         AAA                          Aaa                  22            $31,372,083                   57%
RATINGS**                 AA+, AA, AA-            Aa1, Aa, Aa2, Aa3                  13             12,487,226                   22
PORTFOLIO OF                        A+                           A1                   2              2,616,285                    5
INVESTMENTS:                     A, A-                    A, A2, A3                   5              5,385,449                   10
                       BBB+, BBB, BBB-        Baa1, Baa, Baa2, Baa3                   1                942,270                    2
                             Non-rated                    Non-rated                   1              2,206,920                    4
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                44            $55,010,233                  100%
===================================================================================================================================

* Optional call provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.
N/R-Investment is not rated.

See accompanying notes to financial statements.

                                     NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               JANUARY 31, 1996

MICHIGAN

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                    MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000     Michigan Building Authority, 6.250%, 10/01/20                 10/01 at 102             AA-              $  1,060,740
  1,740,000     Michigan Hospital Finance Authority (Daughters of
                 Charity), 5.500%,11/01/05                                    No Opt. Call              Aa                 1,839,371
  1,000,000     Michigan Hospital Finance Authority (Otsego
                 Memorial Hospital Gaylord), 6.125%, 1/01/15                   1/05 at 102              AA                 1,041,980
  1,190,000     Michigan Housing Development Authority
                 (Parc Pointe Apartments), 6.500%, 10/01/15                   10/05 at 102             Aaa                 1,248,667
  1,000,000     Michigan Housing Development Authority, Single
                 Family Mortgage, 6.800%, 12/01/16                             6/05 at 102             AA+                 1,048,130
                Michigan Housing Development Authority,
                 Rental Housing:
    500,000      6.400%, 4/01/05                                              10/02 at 102              A+                   531,000
    500,000      6.650%, 4/01/23                                              10/02 at 102              A+                   517,225
                Michigan Municipal Bond Authority:
    250,000      4.750%, 12/01/09                                             12/01 at 100             Aaa                   244,650
    555,000      6.600%, 10/01/18                                             10/02 at 102              Aa                   600,738
    950,000     Michigan Municipal Bond Authority, State
                 Revolving Fund, 7.000%,10/01/04                              No Opt. Call              Aa                 1,116,944
  1,000,000     Michigan Public Power Agency (Belle River Project),
                 5.250% 1/01/18                                                1/03 at 102             AA-                   968,950
                Michigan State Hospital Finance Authority
                 (Detroit Medical Center):
    860,000      5.000%, 8/15/02                                              No Opt. Call               A                   851,959
    460,000      8.125%, 8/15/08 (Pre-refunded to 8/15/98)                     8/98 at 102             Aaa                   515,232
     40,000      8.125%, 8/15/08                                               8/98 at 102               A                    43,786
  1,000,000     Michigan State Hospital Finance Authority
                 (Daughters of Charity Health System),
                 7.000%, 11/01/21                                             11/01 at 102              Aa                 1,091,500
    500,000     Michigan State Hospital Finance Authority
                 (Mid-Michigan Obligated
                 Group), 6.900%, 12/01/24                                     12/02 at 102               A                   532,390
  1,145,000     Michigan State University, 6.250%, 8/15/15                     8/02 at 101             AA-                 1,206,394
  1,055,000     Michigan Strategic Fund (WMX Technologies),
                 Alternative Minimum Tax, 6.000%, 12/01/13                    12/03 at 102              A1                 1,080,689
    400,000     Bay County General Obligation, West Side Regional
                 Sewage Disposal System, 6.400%, 5/01/02                       5/96 at 102               A                   408,000
    250,000     Capital Region Airport Authority, Alternative
                 Minimum Tax, 6.700%, 7/01/21                                  7/02 at 102             Aaa                   273,175
  1,000,000     Dearborn School District, General Obligation,
                 6.000%, 5/01/14                                               5/01 at 102              AA                 1,043,140
  1,500,000     Detroit Convention Facility (Cobo Hall),
                 5.250%, 9/30/12                                               9/03 at 102               A                 1,452,945
  1,000,000     Detroit Water Supply System, 4.750%, 7/01/19                   7/04 at 102             Aaa                   926,040
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                    MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000     Dexter Community Schools, General Obligation,
                 5.000%, 5/01/17                                               5/03 at 102              AA              $    945,490
    445,000     Grand Rapids Housing Corporation, Multi-Family
                 Mortgage, 7.375%, 7/15/41                                     1/04 at 104             AAA                   492,050
    500,000     Grand Traverse County Hospital Finance Authority
                 (Munson Healthcare), 6.250%, 7/01/22                          7/02 at 102             Aaa                   531,715
  1,150,000     Greenville Public Schools, General Obligation,
                 5.750%, 5/01/19 (DD)                                          5/04 at 101             Aaa                 1,178,980
  1,250,000     Lansing Sewage Disposal System, 5.850%, 5/01/14                5/04 at 102             Aaa                 1,309,263
  1,000,000     Monroe County Pollution Control (Detroit Edison
                 Company), Alternative Minimum Tax,
                 6.350%, 12/01/04                                             No Opt. Call             Aaa                 1,127,330
                Muskegon Water Supply System:
    450,000      4.500%, 5/01/12                                               5/01 at 101            Baa1                   399,587
    450,000      4.500%, 5/01/13                                               5/01 at 101            Baa1                   394,533
  1,000,000     Reeths-Puffer Schools, General Obligation,
                 5.750%, 5/01/15                                               5/05 at 101             Aaa                 1,029,550
    180,000     Saginaw-Midland Municipal Water Supply
                 Corporation, 6.875%, 9/01/06                                  9/04 at 102               A                   199,723
    200,000     St. Joseph Hospital Finance Authority (Mercy
                 Memorial Medical Center), 7.300%, 10/01/00
                 (Pre-refunded to 10/01/96)                                   10/96 at 102             AAA                   209,174
  1,000,000     University of Michigan Hospital, 6.375%, 12/01/24             12/00 at 100              Aa                 1,031,690
  1,000,000     University of Michigan Student Fee, 5.500%, 4/01/12            4/03 at 102             AA+                 1,023,410
    250,000     Warren Economic Development Corporation, GNMA
                 (Autumn Woods Project), 6.900%, 12/20/22                      3/02 at 101             Aaa                   264,705
  1,000,000     Wayne County (Detroit Metropolitan Wayne County
                 Airport), 5.250%, 12/01/13                                   12/03 at 102             Aaa                   984,010
  1,000,000     Western Township Utilities Authority, Sewage
                 Disposal System, 6.500%, 1/01/10                              1/02 at 100             AAA                 1,083,670
  1,000,000     Puerto Rico Aqueduct and Sewer Authority,
                 7.875%, 7/01/17 (Pre-refunded to 7/01/98)                     7/98 at 102               A                 1,115,660
    250,000     Puerto Rico Public Buildings Authority,
                 6.875%, 7/01/21 (Pre-refunded to 7/01/02)                 7/02 at 101-1/2             Aaa                   291,057
------------------------------------------------------------------------------------------------------------------------------------
$32,020,000     Total Investments-(cost $31,410,104)--96.7%                                                               33,255,242
===========-------------------------------------------------------------------------------------------------------------------------
                TEMPORARY INVESTMENTS IN SHORT-TERM
                 MUNICIPAL  SECURITIES--1.8%
$   600,000     University of Michigan Hospital, Adjustable Rate
===========      Demand Bonds, 3.500%, 12/01/27+                                                    VMIG-1                   600,000
------------------------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities--1.5%                                                                          529,188
------------------------------------------------------------------------------------------------------------------------------------
                Net Assets--100%                                                                                        $ 34,384,430
====================================================================================================================================

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER                 MARKET               MARKET
                     STANDARD & POOR'S                      MOODY'S           OF ISSUES                  VALUE              PERCENT
-----------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                         AAA                          Aaa                  16            $11,709,268                   35%
RATINGS**                 AA+, AA, AA-            Aa1, Aa, Aa2, Aa3                  13             14,018,477                   42
PORTFOLIO OF                        A+                           A1                   3              2,128,914                    7
INVESTMENTS                      A, A-                    A, A2, A3                   7              4,604,463                   14
(EXCLUDING             BBB+, BBB, BBB-        Baa1, Baa, Baa2, Baa3                   2                794,120                    2
TEMPORARY
INVESTMENTS):
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                41            $33,255,242                  100%
===================================================================================================================================

* Optional call provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.
(DD) Security purchased on a delayed delivery basis (note 1).

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS

NEW JERSEY

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                   MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000     New Jersey Economic Development Authority
                 (Elizabethtown Gas Company), Alternative
                 Minimum Tax, 6.750%, 10/01/21                                10/96 at 102              A3              $  1,031,330
    200,000     New Jersey Economic Development Authority
                 (Liberty State Park Project), 6.800%, 3/15/22                 3/02 at 102              A1                   218,124
  1,000,000     New Jersey Economic Development Authority
                 (Yeshiva K'tana of Passaic), 8.000%, 9/15/18                 No Opt. Call             N/R                 1,191,120
  2,965,000     New Jersey Economic Development Authority
                 (Bridgewater Resources, Inc.), Alternative
                 Minimum Tax, 8.375%, 11/01/04                                No Opt. Call             N/R                 3,148,237
    250,000     New Jersey Economic Development Authority, Solid
                 Waste Disposal Facility (Garden State Paper
                 Company), 7.125%, 4/01/22                                     4/02 at 102             Aa1                  274,143
  1,285,000     New Jersey Economic Development Authority,
                 Alternative Minimum Tax, 5.300%, 12/01/07                    12/03 at 102             Aa1                1,291,849
  1,025,000     New Jersey Economic Development Authority
                 (Educational Testing Service), 6.500%, 5/15/05               No Opt. Call             Aaa                1,138,601
    650,000     New Jersey Economic Development Authority,
                 5.875%, 7/01/11                                               7/04 at 102             Aaa                  690,554
    975,000     New Jersey Educational Facilities Authority
                 (Trenton State College), 6.750%, 7/01/08                      7/96 at 100              A+                  981,962
    835,000     New Jersey Educational Facilities Authority
                 (Princeton University), 5.875%, 7/01/11                       7/04 at 100             Aaa                  889,375
  1,500,000     New Jersey Educational Facilities Authority
                 (Higher Education Facilities Trust Fund),
                 5.125%, 9/01/02                                              No Opt. Call             Aaa                1,576,830
  1,000,000     New Jersey General Obligation, 5.800%, 2/15/07                No Opt. Call             Aa1                1,108,150
  1,215,000     New Jersey Health Care Facilities Financing
                 Authority (Hackensack Hospital),
                 8.750%, 7/01/09                                              No Opt. Call             Aaa                1,479,323
    700,000     New Jersey Health Care Facilities Financing
                 Authority (Community Medical Center/Kensington
                 Manor Care Center), 7.000%, 7/01/20                           7/00 at 102             Aaa                  777,427
    480,000     New Jersey Health Care Facilities Authority
                 (Community Memorial Hospital), 8.000%, 7/01/14                7/98 at 102               A                  523,474
    400,000     New Jersey Health Care Facilities Financing
                 Authority (Atlantic City Medical Center),
                 6.800%, 7/01/05                                               7/02 at 102               A                  436,828
    850,000     New Jersey Health Care Facilities Financing
                 Authority (Palisades Medical Center),
                 7.500%, 7/01/06                                               7/02 at 102              Ba                  879,011
  1,750,000     New Jersey Housing Finance Agency,
                 9.000%, 11/01/18                                             11/99 at 100              A1                1,827,245
-----------------------------------------------------------------------------------------------------------------------------------

NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
JANUARY 31, 1996

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                   MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000     New Jersey Housing and Mortgage Finance Agency,
                 Multi-Family Housing, 6.000%, 11/01/14                        5/05 at 102             Aaa              $ 2,059,160
    700,000     New Jersey Housing and Mortgage Finance Agency,
                 6.950%, 11/01/13                                              5/02 at 102              A+                  745,500
                New Jersey Turnpike Authority:
    375,000      10.375%, 1/01/03                                             No Opt. Call             AAA                  466,973
  1,750,000      6.500%, 1/01/08                                              No Opt. Call               A                2,025,293
  1,415,000     Delaware River and Bay Authority, 5.000%, 1/01/17              1/04 at 102             Aaa                1,372,975
  1,000,000     Delaware River Port Authority, 5.500%, 1/01/26                 1/06 at 102             Aaa                1,004,720
  1,000,000     Camden County Pollution Control Finance Authority,
                 Solid Waste Disposal and Resource
                 Recovery, Alternative Minimum Tax,
                 7.125%, 12/01/01                                             No Opt. Call            BBB+                1,034,220
  2,645,000     Camden County Pollution Control Finance Authority,
                 Solid Waste Disposal and Resource Recovery
                 System, 7.250%, 12/01/10                                     12/01 at 102            BBB+                2,803,197
    500,000     Essex County Improvement Authority,
                 6.500%, 12/01/12                                             12/02 at 102            Baa1                  536,010
    500,000     Hillsborough Township School District,
                 5.875%, 8/01/11                                              No Opt. Call              AA                  545,105
    400,000     Hudson County Improvement Authority
                 Multi-Family Housing (Observer Park Project),
                 Alternative Minimum Tax, 6.900%, 6/01/22                      6/04 at 100             AAA                  421,688
  1,605,000     Little Ferry Board of Education, Certificates of
                 Participation, 6.300%, 1/15/08                               No Opt. Call             N/R                1,664,337
                Monroe Township Board of Education, General
                 Obligation:
    725,000      5.200%, 8/01/11                                              No Opt. Call             Aaa                  738,550
    825,000      5.200%, 8/01/14                                              No Opt. Call             Aaa                  840,263
    600,000     Morris County General Obligation, 5.000%, 7/15/09              7/05 at 100             Aaa                  606,972
    500,000     North Bergen Housing Development Corporation,
                 FHA-Insured, 7.400%, 9/01/20                          8/96 at 102/1/\\2\\             N/R                  512,850
    300,000     North Bergen Township General Obligation,
                 6.500%, 8/15/12                                               8/02 at 102             Aaa                  332,100
  2,350,000     Ocean County Utilities Authority, 5.000%, 1/01/14              1/97 at 100             Aaa                2,210,692
  2,215,000     Passaic County General Obligation, 5.125%, 9/01/12            No Opt. Call             Aaa                2,234,647
    775,000     Rutgers State University, 8.000%, 5/01/18
                 (Pre-refunded to 5/01/98)                                     5/98 at 102             Aaa                  860,514
                Union County Utilities Authority, Solid Waste
                 System, Alternative Minimum Tax:
    195,000      7.100%, 6/15/06                                               6/02 at 102              A-                  209,307
  1,100,000      7.200%, 6/15/14                                               6/02 at 102              A-                1,176,076
    270,000      6.850%, 6/15/14                                               6/02 at 102             Aaa                  289,697
-----------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                   MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$   100,000     University of Medicine and Dentistry of New Jersey,
                 6.500%, 12/01/18 (Pre-refunded to 12/01/01)                  12/01 at 102              AA               $  113,743
    300,000     Wanaque Borough Sewerage Authority,
                 7.000%, 12/01/21                                             12/02 at 102            Baa1                  323,658
  1,175,000     Virgin Islands Housing Finance Authority,
                 Alternative Minimum Tax, 6.450%, 3/01/16                      3/05 at 102             AAA                1,211,519
  2,000,000     Puerto Rico Commonwealth General Obligation,
                 5.750%, 7/01/24                                           7/05 at 101 1/2             Aaa                2,075,380
  1,000,000     Puerto Rico Aqueduct and Sewer Authority,
                 7.875%, 7/01/17 (Pre-refunded to 7/01/98)                     7/98 at 102               A                1,115,660
     60,000     Puerto Rico Highway Transportation Authority,
                 6.625%, 7/01/18 (Pre-refunded to 7/01/02)                 7/02 at 101 1/2               A                   69,015
                Puerto Rico Electric Power Authority:
    790,000      7.000%, 7/01/07                                              No Opt. Call              A-                  928,778
  1,875,000      7.000%, 7/01/21 (Pre-refunded to 7/01/01)                     7/01 at 102              A-                2,172,693
  1,000,000     Puerto Rico Industrial Medical and Environmental
                 Authority, 6.250%, 7/01/16                                    1/05 at 102             Aaa                1,089,389
-----------------------------------------------------------------------------------------------------------------------------------
$50,125,000     Total Investments--(Cost $50,801,410)--96.8%                                                             53,254,264
===========------------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities--3.2%                                                                       1,775,636
-----------------------------------------------------------------------------------------------------------------------------------
                Net Assets--100%                                                                                        $55,029,900
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER                  MARKET               MARKET
                     STANDARD & POOR'S                      MOODY'S           OF ISSUES                  VALUE              PERCENT
-----------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                         AAA                          Aaa                  22            $24,367,349                   46%
RATINGS**                 AA+, AA, AA-            Aa1, Aa, Aa2, Aa3                   5              3,332,990                    6
PORTFOLIO OF                        A+                           A1                   4              3,772,831                    7
INVESTMENTS:                     A, A-                    A, A2, A3                  10              9,688,454                   18
                       BBB+, BBB, BBB-        Baa1, Baa, Baa2, Baa3                   4              4,697,085                    9
                          BB+, BB, BB-            Ba1, Ba, Ba2, Ba3                   1                879,011                    2
                             Non-rated                    Non-rated                   4              6,516,544                   12
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                50            $53,254,264                  100%
===================================================================================================================================

* Optional Call Provisions (not covered by report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent accountants): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.


See accompanying notes to financial statements.

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996

PENNSYLVANIA

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                    MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000     Pennsylvania Economic Development Financing
                 Authority (Sun Co--R&M Project), Alternative
                 Minimum Tax, 7.600%, 12/01/24                                12/04 at 102            Baa1              $ 2,822,650
                Pennsylvania General Obligation:
  2,000,000      6.400%, 1/01/99                                              No Opt. Call             AA-                2,136,220
  1,290,000      5.000%, 5/01/03                                              No Opt. Call             AA-                1,338,736
  2,000,000      5.300%, 5/01/05                                              No Opt. Call              AA                2,106,680
  2,500,000     Pennsylvania Higher Education Assistance Agency,
                 Student Loan, 4.625%, 12/01/00                               No Opt. Call             AAA                2,508,975
    750,000     Pennsylvania Higher Educational Facilities Authority
                 (Thomas Jefferson University), 6.000%, 7/01/19                7/99 at 102              Aa                  768,555
    600,000     Pennsylvania Housing Finance Agency, Single
                 Family Mortgage, 7.150%, 4/01/15                             10/01 at 102              Aa                  646,956
  1,795,000     Pennsylvania Industrial Development Authority,
                 7.000%, 1/01/06                                              No Opt. Call             Aaa                2,127,775
  1,390,000     Pennsylvania Intergovernmental Cooperative
                 Authority (City of Philadelphia Funding
                 Program), 7.000%, 6/15/05                                    No Opt. Call             Aaa                1,640,992
  2,300,000     Pennsylvania Turnpike Commission,
                 5.500%, 12/01/17                                             12/02 at 102             Aaa                2,305,382
  1,000,000     Allegheny County (Greater Pittsburgh International
                 Airport), Alternative Minimum Tax,
                 7.000%, 1/01/18                                               1/00 at 102             Aaa                1,061,710
  1,375,000     Allegheny County Hospital Development Authority
                 (Allegheny Valley Hospital), 7.000%, 8/01/15                 No Opt. Call               A                1,597,709
  1,500,000     Allegheny County Hospital Development Authority
                 (Rehabilitation Institute of Pittsburgh),
                 7.000%, 6/01/22                                               6/02 at 102             BBB                1,548,465
  3,000,000     Allegheny County Residential Financing Authority
                 (Ladies Grand Army of the Republic Health),
                 6.350%, 10/01/36                                             10/05 at 100             AAA                3,052,770
  2,000,000     Allegheny County Residential Finance Authority,
                 Single Family Mortgage, (GNMA), Alternative
                 Minimum Tax, 0.000%, 5/01/27                                 No Opt. Call             Aaa                  232,940
  2,000,000     Armstrong County Hospital Authority (Canterbury
                 Place Project), 6.500%, 12/01/21                             12/01 at 100             Aaa                2,140,100
  1,000,000     Bucks County Community College Authority,
                 6.250%, 6/15/14                                               6/02 at 100              Aa                1,045,510
  2,850,000     Deer Lakes School District, General Obligation,
                 6.350%, 1/15/14                                               1/04 at 100             Aaa                3,067,968
    800,000     Greater Lebanon Refuse Authority, Solid Waste,
                 7.000%, 11/15/04                                             11/02 at 100              A-                  860,104
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                    MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 3,500,000     Indiana County Industrial Development Authority,
                 Pollution Control (New York State Electric and
                 Gas Corporation), 6.000%, 6/01/06                            No Opt. Call             Aaa              $  3,873,345
  3,000,000     Indiana County Industrial Development Authority,
                 Pollution Control (Pennsylvania Electric
                 Company), 5.350%, 11/01/10                                   No Opt. Call             Aaa                 3,121,440
                Luzerne County Industrial Development Authority
                 (Pennsylvania Gas and Water Company),
                 Alternative Minimum Tax:
  1,500,000      7.000%, 12/01/17                                             12/04 at 102             Aaa                 1,706,490
    950,000      7.125%, 12/01/22                                             12/02 at 102            Baa1                 1,018,315
  3,000,000     Montgomery County Higher Educational and Health
                 Authority (Waverly Heights), 6.375%,
                 1/01/26 (DD)                                                  1/06 at 101             BBB                 2,999,790
  1,800,000     Northampton County Higher Education Authority
                 (Lehigh University), 6.900%, 10/15/06                        10/01 at 102             Aaa                 2,041,560
  1,000,000     Northumberland County Industrial Development
                 Authority (Roaring Creek Water Company),
                 Alternative Minimum Tax, 6.375%, 10/15/23                    10/03 at 102             N/R                   965,270
  2,000,000     Philadelphia Gas Works, 6.375%, 7/01/14                        7/03 at 102             Aaa                 2,177,420
  1,000,000     Philadelphia Municipal Authority, 5.625%, 11/15/14            11/03 at 102             Aaa                 1,005,890
                Pittsburgh Urban Redevelopment Authority,
                 Alternative Minimum Tax:
  3,280,000      6.375%, 8/01/18                                               8/05 at 102               A                 3,318,638
  1,100,000      6.625%, 4/01/22                                               4/04 at 102              A1                 1,132,241
    500,000     St. Mary's Hospital Authority (Franciscan Health
                 System/St. Mary of Langhorne), 6.500%, 7/01/12                7/02 at 102             Aaa                   543,820
    230,000     Sayre Health Care Facilities Authority (Guthrie
                 Healthcare System), 7.100%, 3/01/17                           3/01 at 102             Aaa                   258,713
                Southeastern Pennsylvania Transportation
                 Authority:
  1,500,000      6.500%, 3/01/04                                              No Opt. Call             Aaa                 1,702,980
  1,000,000      6.500%, 3/01/05                                              No Opt. Call             Aaa                 1,140,920
  2,250,000     University of Pittsburgh,  6.125%, 6/01/21                     6/02 at 102             Aaa                 2,375,865
    350,000     Washington County Hospital Authority
                 (Monongahela Valley  Hospital), 6.750%, 12/01/08              4/02 at 102               A                   370,832
    935,000     West View Municipal Authority, 9.500%, 11/15/14               No Opt. Call             Aaa                 1,324,718
    600,000     Wilkes-Barre General Municipal Authority
                 (College Misericordia), Alternative Minimum
                 Tax, 7.750%, 12/01/12                                        12/00 at 100             N/R                   661,650
------------------------------------------------------------------------------------------------------------------------------------
$62,145,000     Total Investments-(cost $60,924,413)-100.8%                                                               64,750,094
===========-------------------------------------------------------------------------------------------------------------------------

                                     NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               JANUARY 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                    MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEMPORARY INVESTMENTS IN SHORT-TERM
                MUNICIPAL SECURITIES-3.1%
$ 2,000,000     Geisinger Authority (Montaur Co.), Variable Rate
                 Demand Bonds, 3.600%, 7/01/22+                                                       A-1+              $ 2,000,000
===========-------------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities-(3.9)%                                                                     (2,487,424)
------------------------------------------------------------------------------------------------------------------------------------
                  Net Assets-100%                                                                                        64,262,670
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER                 MARKET
                     STANDARD & POOR'S                      MOODY'S           OF ISSUES                  VALUE              PERCENT
------------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                         AAA                          Aaa                  21            $39,411,773                   61%
RATINGS**                   AA+,AA,AA-               Aa1,Aa,Aa2,Aa3                   6              8,042,657                   12
PORTFOLIO OF                        A+                           A1                   1              1,132,241                    2
INVESTMENTS                       A,A-                      A,A2,A3                   4              6,147,283                    9
(EXCLUDING               BBB+,BBB,BBB-           Baa1,Baa,Baa2,Baa3                   4              8,389,220                   13
TEMPORARY                    Non-rated                    Non-rated                   2              1,626,920                    3
INVESTMENTS):
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                38            $64,750,094                  100%
====================================================================================================================================

* Optional call provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
(DD) Security purchased on a delayed delivery basis (note 1).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS

VIRGINIA

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                    MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
$   800,000     Virginia College Building Authority
                 (Randolph-Macon College), 6.625%, 5/01/13                     5/02 at 102              A-              $    856,392
                Virginia College Building Authority
                 (The Washington and Lee University):
  1,250,000      5.750% 1/01/14                                                1/04 at 102              Aa                 1,287,538
  1,000,000      5.800%, 1/01/24                                               1/04 at 102              Aa                 1,027,640
                Virginia Housing Development Authority:
    800,000      6.800%, 11/01/09                                              5/02 at 102             AA+                   854,472
    650,000      6.850%, 7/01/17                                               1/00 at 102             AA+                   675,168
  4,000,000      7.150%, 1/01/33                                               1/02 at 102             AA+                 4,242,320
                Virginia Public Building Authority:
  1,090,000      6.500%, 8/01/11                                               8/01 at 102              Aa                 1,229,040
    750,000      6.250%, 8/01/14                                               8/04 at 101              Aa                   814,050
    800,000     Virginia Resource Authority, Water System,
                 6.450%, 4/01/13                                               4/02 at 102              AA                   853,448
  1,000,000     Virginia Resource Authority, Sewer System,
                 Alternative Minimum Tax, 6.000%, 10/01/25                    10/05 at 102              AA                 1,033,400
  4,425,000     Virginia Transportation Board, 6.000%, 5/15/19                 5/98 at 102              Aa                 4,542,041
  1,000,000     Abingdon General Obligation, 6.250%, 8/01/12                   8/02 at 102               A                 1,071,050
  1,410,000     Albemarle County Industrial Development Authority
                 (Martha Jefferson Hospital), 5.800%, 10/01/09                10/03 at 102               A                 1,449,790
  1,500,000     Capital Region Airport Commission (Richmond
                 International Airport), 5.625%, 7/01/20                       7/05 at 102             Aaa                 1,518,840
    750,000     Charlottesville-Albemarle Airport Authority,
                 Alternative Minimum Tax, 6.125%, 12/01/13                    12/05 at 102             BBB                   765,285
  2,500,000     Chesapeake Bay Bridge and Tunnel Commission,
                 6.375%, 7/01/22                                               7/01 at 102             Aaa                 2,671,800
  1,000,000     Covington-Alleghany County Industrial Development
                 Authority (Alleghany Regional Hospital),
                 6.625%, 4/01/12 (Pre-refunded to 4/01/02)                     4/02 at 102              A-                 1,138,330
  1,700,000     Cumberland County Certificate of Participation,
                 5.480%, 7/15/97                                              No Opt. Call             N/R                 1,700,000
  2,500,000     Fairfax County Economic Development Authority
                 (Ogden Martin Systems Project), Alternative
                 Minimum Tax, 7.750%, 2/01/11                                  2/99 at 103              A1                 2,747,375
  1,460,000     Fairfax County Industrial Development Authority
                 (Inova Health System) 5.000%, 8/15/13                        No Opt. Call             Aaa                 1,439,020
  1,500,000     Giles County Industrial Development Authority
                 (Hoechst Celanese Corporation), Alternative
                  Minimum Tax, 6.625%, 12/01/22                               12/02 at 102             AA-                 1,571,775
    500,000     Hampton Industrial Development Authority
                 (Sentara Hampton General Hospital),
                 6.500%, 11/01/12                                             11/04 at 102               A                   533,215
------------------------------------------------------------------------------------------------------------------------------------

                                     NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               JANUARY 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                    MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000     Henrico County Water and Sewer System,
                 6.250%, 5/01/13                                               5/02 at 100              A1               $ 2,615,925
  1,000,000     Loudoun County Sanitation Authority, Water and
                 Sewer System, 6.250%, 1/01/16                                 1/03 at 102             Aaa                 1,073,740
  2,000,000     Loudoun County Industrial Development Authority
                 (The George Washington University),
                 6.250%, 5/15/22                                               5/02 at 102              A1                 2,104,700
  1,500,000     Lynchburg Industrial Development Authority
                 (Randolph-Macon Women's College),
                 5.875%, 9/01/13                                               9/03 at 102               A                 1,531,860
    750,000     Nelson County Service Authority, Water and Sewer
                 System, 5.500%, 7/01/18                                       7/03 at 102             Aaa                   748,523
  1,580,000     Peninsula Ports Authority of Virginia (Riverside
                 Health System), 6.625%, 7/01/18                               7/02 at 102              Aa                 1,697,678
  2,500,000     Prince William County Park Authority,
                 6.875%, 10/15/16                                             10/04 at 102              A-                 2,767,100
  1,000,000     Prince William County Service Authority, Water and
                 Sewer System, 6.000%, 7/01/29                                 7/01 at 100             Aaa                 1,033,250
  3,005,000     Richmond General Obligation, 5.500%, 7/15/23                   7/03 at 102              AA                 3,012,603
  1,155,000     Roanoke Industrial Development Authority
                 (Roanoke Memorial Hospitals), 6.500%, 7/01/25
                 (Pre-refunded to 7/01/00)                                     7/00 at 100             Aaa                 1,269,818
                Rockingham County Industrial Development
                 Authority (Bridgewater College):
    400,000      5.600%, 10/01/06                                             10/03 at 102            Baa1                   433,244
    400,000      5.700%, 10/01/07                                             10/03 at 102            Baa1                   425,168
  2,750,000     Southeastern Public Service Authority (Regional Solid
                 Waste System), Alternative Minimum Tax,
                 6.000%, 7/01/13                                               7/03 at 102              A-                 2,782,368
  4,000,000     Upper Occoquan Sewer Authority, 5.000%, 7/01/21                1/04 at 102             Aaa                 3,836,000
  2,260,000     Virginia Beach Development Authority (Sentara
                 Bayside Hospital), 6.300%, 11/01/21                          11/01 at 102              Aa                 2,368,977
                Metropolitan Washington D. C. Airports Authority,
                 Alternative Minimum Tax:
  1,000,000      5.750%, 10/1/20                                              10/04 at 102             AAA                 1,017,060
  1,500,000      6.250%, 10/1/21                                              10/02 at 102             AAA                 1,587,720
    800,000     Puerto Rico Highway Transportation Authority,
                 6.625%, 7/01/18                                               7/02 at 101 1/2           A                   863,064
------------------------------------------------------------------------------------------------------------------------------------
$62,485,000     Total Investments-(cost $61,036,092)--98.7%                                                               65,190,787
===========-------------------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities--1.3%                                                                         877,240
------------------------------------------------------------------------------------------------------------------------------------
                 Net Assets--100%                                                                                        $66,068,027
====================================================================================================================================

PORTFOLIO OF INVESTMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER                  MARKET           MARKET
                     STANDARD & POOR'S                      MOODY'S           OF ISSUES                  VALUE           PERCENT
-----------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                         AAA                          Aaa                  10            $16,195,771                   25%
RATINGS**                 AA+, AA, AA-            Aa1, Aa, Aa2, Aa3                  14             25,210,150                   39
PORTFOLIO                           A+                           A1                   3              7,468,000                   11
INVESTMENTS:                     A, A-                    A, A2, A3                   9             12,993,169                   20
                        BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3                   3              1,623,697                    2
                              Non-rated                   Non-rated                   1              1,700,000                    3
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                40            $65,190,787                  100%
===================================================================================================================================

* Optional call provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.

See accompanying notes to financial statements.


STATEMENT OF NET ASSETS                                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                       JANUARY 31, 1996


                                                                      AZ          FL           MD            MI
-----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal securities, at market value (note 1)    $23,265,698  $60,245,650  $55,010,233   $33,255,242
Temporary investments in short-term municipal securities,
 at amortized cost (note 1)                                                -            -            -       600,000
Cash                                                                 242,662      280,875      293,584        76,087
Receivables:
 Interest                                                            262,440      935,255      472,689       475,195
 Shares sold                                                          86,335       51,425      132,184       350,928
 Investments sold                                                          -        5,000            -       938,132
Deferred organization costs (note 1)                                   6,998        6,998        7,828         8,424
Other assets                                                             501        4,519        1,029        15,413
                                                                 -----------  -----------  -----------   -----------
  Total assets                                                    23,864,634   61,529,722   55,917,547    35,719,421
                                                                 -----------  -----------  -----------   -----------
LIABILITIES
Payables:
 Investments purchased                                                     -            -            -     1,184,207
 Shares reacquired                                                         -       13,223            -             -
Cash overdraft                                                             -            -            -             -
Accrued expenses:
 Management fees (note 7)                                             10,895       28,402       25,779        15,849
 Other                                                                46,078       47,287       67,118        44,646
Dividends payable                                                     51,780      132,180      137,376        90,289
                                                                 -----------  -----------  -----------   -----------
  Total liabilities                                                  108,753      221,092      230,273     1,334,991
                                                                 -----------  -----------  -----------   -----------
Net assets (note 8)                                              $23,755,881  $61,308,630  $55,687,274   $34,384,430
                                                                 ===========  ===========  ===========   ===========
Class A Shares (note 1)
Net assets                                                       $ 3,894,689  $ 5,823,021  $ 6,860,436   $ 4,027,268
                                                                 ===========  ===========  ===========   ===========
Shares outstanding                                                   362,624      551,681      657,949       374,859
                                                                 ===========  ===========  ===========   ===========
Net asset value and redemption price per share                   $     10.74  $     10.56  $     10.43   $     10.74
                                                                 ===========  ===========  ===========   ===========
Offering price per share (net asset value per share plus
 maximum sales charge of 4.50% of offering price)                $     11.25  $     11.06  $     10.92   $     11.25
                                                                 ===========  ===========  ===========   ===========
Class C Shares (note 1)
Net assets                                                       $   327,826  $   167,925  $ 1,437,861   $   231,328
                                                                 ===========  ===========  ===========   ===========
Shares outstanding                                                    30,775       15,971      138,032        21,564
                                                                 ===========  ===========  ===========   ===========
Net asset value, offering and redemption price per share         $     10.65  $     10.51  $     10.42   $     10.73
                                                                 ===========  ===========  ===========   ===========
Class R Shares (note 1)
Net assets                                                       $19,533,366  $55,317,684  $47,388,977   $30,125,834
                                                                 ===========  ===========  ===========   ===========
Shares outstanding                                                 1,830,754    5,235,606    4,540,303     2,802,718
                                                                 ===========  ===========  ===========   ===========
Net asset value and redemption price per share                   $     10.67  $     10.57  $     10.44   $     10.75
                                                                 ===========  ===========  ===========   ===========

See accompanying notes to financial statements.

STATEMENT OF NET ASSETS


                                                                     NJ           PA           VA
-------------------------------------------------------------------------------------------------------

ASSETS
Investments in municipal securities, at market value (note 1)    $53,254,264  $64,750,094  $65,190,787
Temporary investments in short-term municipal securities,
 at amortized cost (note 1)                                                -    2,000,000            -
Cash                                                               1,227,903            -      270,963
Receivables:
 Interest                                                            664,668      761,603      837,425
 Shares sold                                                         103,874       28,669            -
 Investments sold                                                          -            -            -
Deferred organization costs (note 1)                                   7,390        7,984        5,824
Other assets                                                          14,133       35,893       13,090
                                                                 -----------  -----------  -----------
  Total assets                                                    55,272,232   67,584,243   66,318,089
                                                                 -----------  -----------  -----------
LIABILITIES
Payables:
 Investments purchased                                                     -    3,015,938            -
 Shares reacquired                                                    12,384       55,248            -
Cash overdraft                                                             -        1,615            -
Accrued expenses:
 Management fees (note 7)                                             25,346       29,831       30,744
 Other                                                                43,227       54,749       54,585
Dividends payable                                                    161,375      164,192      164,733
                                                                  -----------  -----------  -----------
  Total liabilities                                                  242,332    3,321,573      250,062
                                                                 -----------  -----------  -----------
Net assets (note 8)                                              $55,029,900  $64,262,670  $66,068,027
                                                                 ===========  ===========  ===========
Class A Shares (note 1)
Net assets                                                       $10,660,701  $ 5,816,905  $ 5,874,288
                                                                 ===========  ===========  ===========
Shares outstanding                                                 1,024,727      548,766      554,008
                                                                 ===========  ===========  ===========
Net asset value and redemption price per share                   $     10.40  $     10.60  $     10.60
                                                                 ===========  ===========  ===========
Offering price per share (net asset value per share plus
 maximum sales charge of 4.50% of offering price)                $     10.89  $     11.10  $     11.10
                                                                 ===========  ===========  ===========
Class C Shares (note 1)
Net assets                                                       $ 1,065,019  $ 1,101,179  $   788,903
                                                                 ===========  ===========  ===========
Shares outstanding                                                   102,569      105,115       74,618
                                                                 ===========  ===========  ===========
Net asset value, offering and redemption price per share         $     10.38  $     10.48  $     10.57
                                                                 ===========  ===========  ===========
Class R Shares (note 1)
Net assets                                                       $43,304,180  $57,344,586  $59,404,836
                                                                 ===========  ===========  ===========
Shares outstanding                                                 4,158,146    5,424,007    5,603,960
                                                                 ===========  ===========  ===========
Net asset value and redemption price per share                   $     10.41  $     10.57  $     10.60
                                                                 ===========  ===========  ===========

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS              NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
Year Ended January 31, 1996                                    JANUARY 31, 1996

-------------------------------------------------------------------------------------------------------------------
                                                               AZ             FL             MD             MI
-------------------------------------------------------------------------------------------------------------------
INVESTMENT  INCOME
Tax-exempt interest income (note 1)                       $  1,189,234   $  3,304,797   $  2,957,714   $  1,827,408
                                                          ------------   ------------   ------------   ------------

Expenses (note 2):
  Management fees (note 7)                                     111,599        313,075        280,013        169,780
  12b-1 distribution and service fees (note 1)                   6,771          9,232         22,018          7,144
  Shareholders' servicing agent fees and expenses               22,979         47,824         69,638         43,765
  Custodian's fees and expenses                                 40,994         50,179         72,294         47,593
  Trustees' fees and expenses (note 7)                             506            617          1,976          1,006
  Professional fees                                             20,251         23,172         32,726         16,969
  Shareholders' reports--printing and mailing expenses          21,551         51,528         54,329         29,592
  Federal and state registration fees                            3,910          5,074          7,109          6,098
  Amortization of deferred organization costs (note 1)           6,785          7,610          6,077          5,585
  Other expenses                                                 2,534          6,349          6,210          4,266
                                                          ------------   ------------   ------------   ------------
    Total expenses before expense reimbursement                237,880        514,660        552,390        331,798
  Expense reimbursement from investment adviser (note 7)       (78,929)       (78,507)      (148,537)       (93,136)
                                                          ------------   ------------   ------------   ------------
    Net expenses                                               158,951        436,153        403,853        238,662
                                                          ------------   ------------   ------------   ------------
      Net investment income                                  1,030,283      2,868,644      2,553,861      1,588,746
                                                          ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable (notes 1 and 5)                 (27,336)      (140,189)       138,640        414,083
Net change in unrealized appreciation or depreciation
   of investments                                            1,629,699      4,780,693      3,998,568      2,255,770
                                                          ------------   ------------   ------------   ------------
      Net gain from investments                              1,602,363      4,640,504      4,137,208      2,669,853
                                                          ------------   ------------   ------------   ------------
Net increase in net assets from operations                $  2,632,646   $  7,509,148   $  6,691,069   $  4,258,599
                                                          ============   ============   ============   ============
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended January 31, 1996

----------------------------------------------------------------------------------------------------
                                                               NJ             PA             VA
----------------------------------------------------------------------------------------------------
INVESTMENT  INCOME
Tax-exempt interest income (note 1)                       $  3,006,443   $  3,464,924   $  3,701,411
                                                          ------------   ------------   ------------

Expenses (note 2):
  Management fees (note 7)                                     268,050        323,825        340,698
  12b-1 distribution and service fees (note 1)                  23,280         16,190         15,510
  Shareholders' servicing agent fees and expenses               61,463         82,103         78,664
  Custodian's fees and expenses                                 43,166         45,385         51,430
  Trustees' fees and expenses (note 7)                           1,276          1,268          1,628
  Professional fees                                             23,290         21,640         19,516
  Shareholders' reports--printing and mailing expenses          66,799         73,091         72,151
  Federal and state registration fees                            2,991          7,801          3,614
  Amortization of deferred organization costs (note 1)           6,895          7,391          7,375
  Other expenses                                                 6,701          7,087          7,190
                                                          ------------   ------------   ------------
    Total expenses before expense reimbursement                503,911        585,781        597,776
  Expense reimbursement from investment adviser (note 7)      (115,121)      (128,011)      (117,673)
                                                          ------------   ------------   ------------
    Net expenses                                               388,790        457,770        480,103
                                                          ------------   ------------   ------------
      Net investment income                                  2,617,653      3,007,154      3,221,308
                                                          ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable (notes 1 and 5)                 (30,019)       (36,684)       334,528
Net change in unrealized appreciation or depreciation
   of investments                                            3,249,789      4,855,692      4,882,314
                                                          ------------   ------------   ------------
      Net gain from investments                              3,219,770      4,819,008      5,216,842
                                                          ------------   ------------   ------------
Net increase in net assets from operations                $  5,837,423   $  7,826,162   $  8,438,150
                                                          ============   ============   ============
----------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS    NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996

------------------------------------------------------------------------------------------------------------------
                                                                       AZ                         FL
------------------------------------------------------------------------------------------------------------------
                                                            Year ended    Year ended    Year ended     Year ended
                                                              1/31/96       1/31/95       1/31/96        1/31/95
------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $ 1,030,283   $   874,402   $  2,868,644    $ 2,567,258
Net realized gain (loss) from investment transactions,
 net of taxes, if applicable                                   (27,336)     (127,639)      (140,189)       (88,470)
Net change in unrealized appreciation or depreciation
 of investments                                              1,629,699    (1,415,009)     4,780,693     (4,454,622)
                                                           -----------   -----------   ------------    -----------
 Net increase (decrease) in net assets from operations       2,632,646      (668,246)     7,509,148     (1,975,834)
                                                           -----------   -----------   ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
 Class A                                                      (101,157)      (11,579)      (148,024)       (12,861)
 Class C                                                        (6,237)         (786)        (5,956)          (807)
 Class R                                                      (937,616)     (863,461)    (2,730,462)    (2,538,376)
From accumulated net realized gains from investment
 transactions:
 Class A                                                             -             -              -            (11)
 Class C                                                             -             -              -              -
 Class R                                                             -             -              -        (13,228)
                                                           -----------   -----------   ------------    -----------
  Decrease in net assets from distributions to
   shareholders                                             (1,045,010)     (875,826)    (2,884,442)    (2,565,283)
                                                           -----------   -----------   ------------    -----------
FUND SHARE TRANSACTIONS (note 3)
Net proceeds from sale of shares:
 Class A                                                     2,882,755     1,124,442      4,315,210      1,665,651
 Class C                                                       273,019        51,694         77,334         73,100
 Class R                                                     2,473,853     4,004,198      8,465,473     13,751,923
Net asset value of shares issued to shareholders due to
 reinvestment of distributions from net investment
 income and from net realized gains from investment
 transactions:
 Class A                                                        38,250         2,269         52,678          4,072
 Class C                                                         5,264           509          3,575            230
 Class R                                                       529,462       464,469      1,500,287      1,376,114
                                                           -----------   -----------   ------------    -----------
                                                             6,202,603     5,647,581     14,414,557     16,871,090
                                                           -----------   -----------   ------------    -----------
Cost of shares redeemed:
 Class A                                                      (303,388)      (30,002)      (173,983)      (314,814)
 Class C                                                        (3,168)       (9,346)             -              -
 Class R                                                    (1,449,215)   (2,482,522)   (11,564,633)    (6,261,459)
                                                           -----------   -----------   ------------    -----------
                                                            (1,755,771)   (2,521,870)   (11,738,616)    (6,576,273)
                                                           -----------   -----------   ------------    -----------
 Net increase in net assets derived from Fund shares
  transactions                                               4,446,832     3,125,711      2,675,941     10,294,817
                                                           -----------   -----------   ------------    -----------
  Net increase (decrease) in net assets                      6,034,468     1,581,639      7,300,647      5,753,700
Net assets at the beginning of year                         17,721,413    16,139,774     54,007,983     48,254,283
                                                           -----------   -----------   ------------    -----------
Net assets at the end of year                              $23,755,881   $17,721,413   $ 61,308,630    $54,007,983
                                                           ===========   ===========   ============    ===========
Balance of undistributed net investment income at
 end of year                                               $     1,809   $    16,536   $     20,796    $    36,594
                                                           ===========   ===========   ============    ===========
------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------
                                                                       MD                         MI
------------------------------------------------------------------------------------------------------------------
                                                            Year ended    Year ended    Year ended     Year ended
                                                              1/31/96       1/31/95       1/31/96        1/31/95
------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $ 2,553,861    $ 2,439,904   $ 1,588,746    $ 1,402,059
Net realized gain (loss) from investment transactions,
 net of taxes, if applicable                                   138,640       (720,598)      414,083       (138,495)
Net change in unrealized appreciation or depreciation
 of investments                                              3,998,568     (4,017,204)    2,255,770     (2,255,350)
                                                           -----------    -----------   -----------    -----------
 Net increase (decrease) in net assets from operations       6,691,069     (2,297,898)    4,258,599       (991,786)
                                                           -----------    -----------   -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
 Class A                                                      (198,145)       (14,257)     (110,174)        (7,070)
 Class C                                                       (47,180)        (9,717)       (5,812)          (582)
 Class R                                                    (2,335,847)    (2,417,246)   (1,479,047)    (1,399,025)
From accumulated net realized gains from investment
 transactions:
 Class A                                                             -             (5)       (9,042)            (1)
 Class C                                                             -              -          (536)             -
 Class R                                                             -        (10,234)      (88,511)        (7,967)
                                                           -----------    -----------   -----------    -----------
  Decrease in net assets from distributions to
   shareholders                                             (2,581,172)    (2,451,459)   (1,693,122)    (1,414,645)
                                                           -----------    -----------   -----------    -----------
FUND SHARE TRANSACTIONS (note 3)
Net proceeds from sale of shares:
 Class A                                                     5,206,011      1,562,186     3,071,799        881,646
 Class C                                                       645,990        818,595       146,180         73,345
 Class R                                                     4,099,669      9,116,010     3,061,856      6,369,706
Net asset value of shares issued to shareholders due to
 reinvestment of distributions from net investment
 income and from net realized gains from investment
 transactions:
 Class A                                                       112,734          5,306        58,075          2,560
 Class C                                                        39,318          5,892         5,428            338
 Class R                                                     1,461,612      1,385,256     1,044,771        872,246
                                                           -----------    -----------   -----------    -----------
                                                            11,565,334     12,893,245     7,388,109      8,199,841
                                                           -----------    -----------   -----------    -----------
Cost of shares redeemed:
 Class A                                                      (350,679)        (2,267)     (171,433)        (9,411)
 Class C                                                      (195,323)          (226)       (4,206)             -
 Class R                                                    (4,647,731)   (10,757,200)   (3,009,162)    (3,253,109)
                                                           -----------    -----------   -----------    -----------
                                                            (5,193,733)   (10,759,693)   (3,184,801)    (3,262,520)
                                                           -----------    -----------   -----------    -----------
 Net increase in net assets derived from Fund share
  transactions                                               6,371,601      2,133,552     4,203,308      4,937,321
                                                           -----------    -----------   -----------    -----------
  Net increase (decrease) in net assets                     10,481,498     (2,615,805)    6,768,785      2,530,890
Net assets at the beginning of year                         45,205,776     47,821,581    27,615,645     25,084,755
                                                           -----------    -----------   -----------    -----------
Net assets at the end of year                              $55,687,274    $45,205,776   $34,384,430    $27,615,645
                                                           ===========    ===========   ===========    ===========
Balance of undistributed net investment income at
 end of year                                               $       936    $    28,247   $    10,893    $    17,180
                                                           ===========    ===========   ===========    ===========
------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996

------------------------------------------------------------------------------------------------------------------
                                                                       NJ                         PA
------------------------------------------------------------------------------------------------------------------
                                                            Year ended    Year ended    Year ended     Year ended
                                                              1/31/96       1/31/95       1/31/96        1/31/95
------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $ 2,617,653   $ 2,037,788   $ 3,007,154    $ 2,714,124
Net realized gain (loss) from investment transactions,
 net of taxes, if applicable                                   (30,019)     (452,878)      (36,684)      (835,288)
Net change in unrealized appreciation or depreciation
 of investments                                              3,249,789    (2,665,300)    4,855,692     (4,232,526)
                                                           -----------   -----------   -----------    -----------
 Net increase (decrease) in net assets from operations       5,837,423    (1,080,390)    7,826,162     (2,353,690)
                                                           -----------   -----------   -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
 Class A                                                      (329,633)      (35,663)     (173,805)       (17,517)
 Class C                                                       (32,025)       (5,043)      (28,974)        (5,177)
 Class R                                                    (2,282,656)   (1,973,703)   (2,830,558)    (2,690,297)
From accumulated net realized gains from investment
 transactions:
 Class A                                                             -          (773)            -              -
 Class C                                                             -             -             -              -
 Class R                                                             -      (341,737)            -              -
                                                           -----------   -----------   -----------    -----------
  Decrease in net assets from distributions to
   shareholders                                             (2,644,314)   (2,356,919)   (3,033,337)    (2,712,991)
                                                           -----------   -----------   -----------    -----------
FUND SHARE TRANSACTIONS (note 3)
Net proceeds from sale of shares:
 Class A                                                     7,757,684     2,826,031     4,222,635      1,465,445
 Class C                                                       573,759       458,588       633,225        480,657
 Class R                                                     4,461,592    10,783,764     6,005,478     12,882,787
Net asset value of shares issued to shareholders due to
 reinvestment of distributions from net investment
 income and from net realized gains from investment
 transactions:
 Class A                                                       181,529        18,788       126,885          9,834
 Class C                                                        16,615         2,567        24,758          3,155
 Class R                                                     1,567,807     1,592,197     1,786,453      1,624,542
                                                           -----------   -----------   -----------    -----------
                                                            14,558,986    15,681,935    12,799,434     16,466,420
                                                           -----------   -----------   -----------    -----------
Cost of shares redeemed:
 Class A                                                      (406,168)     (122,722)     (281,318)       (27,047)
 Class C                                                       (32,865)       (1,205)     (105,804)             -
 Class R                                                    (5,070,204)   (5,795,917)   (6,418,284)    (6,616,545)
                                                           -----------   -----------   -----------    -----------
                                                            (5,509,237)   (5,919,844)   (6,805,406)    (6,643,592)
                                                           -----------   -----------   -----------    -----------
 Net increase in net assets derived from Fund share
  transactions                                               9,049,749     9,762,091     5,994,028      9,822,828
                                                           -----------   -----------   -----------    -----------
  Net increase (decrease) in net assets                     12,242,858     6,324,782    10,786,853      4,756,147
Net assets at the beginning of year                         42,787,042    36,462,260    53,475,817     48,719,670
                                                           -----------   -----------   -----------    -----------
Net assets at the end of year                              $55,029,900   $42,787,042   $64,262,670    $53,475,817
                                                           ===========   ===========   ===========    ===========
Balance of undistributed net investment income at
 end of year                                               $     8,128   $    34,789   $     5,651    $    31,834
                                                           ===========   ===========   ===========    ===========

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------
                                                                     VA
----------------------------------------------------------------------------------
                                                          Year ended    Year ended
                                                            1/31/96       1/31/95
----------------------------------------------------------------------------------
OPERATIONS
Net investment income                                     $ 3,221,308  $ 2,965,312
Net realized gain (loss) from investment transactions,
 net of taxes, if applicable                                  334,528     (110,113)
Net change in unrealized appreciation or depreciation
 of investments                                             4,882,314   (5,022,831)
                                                          -----------  -----------
  Net increase (decrease) in net assets from operations     8,438,150   (2,167,632)
                                                          -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
  Class A                                                    (191,806)     (20,902)
  Class C                                                     (23,926)      (4,516)
  Class R                                                  (2,997,681)  (2,960,225)
From accumulated net realized gains from investment
 transactions:
  Class A                                                     (15,706)           -
  Class C                                                      (2,511)           -
  Class R                                                    (193,671)           -
                                                          -----------  -----------
    Decrease in net assets from distributions to
     shareholders                                          (3,425,301)  (2,985,643)
                                                          -----------  -----------
FUND SHARE TRANSACTIONS (note 3)
Net proceeds from sale of shares:
  Class A                                                   3,799,529    2,169,078
  Class C                                                     402,084      359,962
  Class R                                                   3,456,619    9,464,055
Net asset value of shares issued to shareholders due to
 reinvestment of distributions from net investment
 income and from net realized gains from investment
 transactions:
  Class A                                                     109,800        6,496
  Class C                                                      21,313        2,776
  Class R                                                   1,928,344    1,626,894
                                                          -----------  -----------
                                                            9,717,689   13,629,261
                                                          -----------  -----------
Cost of shares redeemed:
  Class A                                                    (543,599)     (10,247)
  Class C                                                     (54,845)           -
  Class R                                                  (5,446,943)  (6,855,537)
                                                          -----------  -----------
                                                           (6,045,387)  (6,865,784)
                                                          -----------  -----------
Net increase in net assets derived from Fund share
 transactions                                               3,672,302    6,763,477
                                                          -----------  -----------
  Net increase (decrease) in net assets                     8,685,151    1,610,202
Net assets at the beginning of year                        57,382,876   55,772,674
                                                          -----------  -----------
Net assets at the end of year                             $66,068,027  $57,382,876
                                                          ===========  ===========
Balance of undistributed net investment income at
 end of year                                              $    29,706  $    21,811
                                                          ===========  ===========

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS         NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996

1. GENERAL INFORMATION AND SIGNIFICANT
ACCOUNTING POLICIES
The Nuveen Multistate Tax-Free Trust (the "Trust") is an open-end diversified management series investment company registered under the Investment Company Act of 1940. The Trust comprises seven single-state tax-free mutual funds (the Nuveen Tax-Free Value Funds--the "Funds"). Each Fund constitutes a separate series of the Trust and is itself an open-end diversified management investment company, commonly referred to as a mutual fund. The Trust was organized as a Massachusetts Business Trust on July 26, 1991.

The Trust currently has seven authorized state tax-free Funds: the Nuveen Arizona Tax-Free Value Fund, the Nuveen Florida Tax-Free Value Fund, the Nuveen Maryland Tax-Free Value Fund, the Nuveen Michigan Tax-Free Value Fund, the Nuveen New Jersey Tax-Free Value Fund, the Nuveen Pennsylvania Tax-Free Value Fund and the Nuveen Virginia Tax-Free Value Fund. Additional state Funds may be established in the future. Sale of Fund shares first commenced on February 28, 1992. Each Fund invests primarily in municipal obligations issued within its respective state.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation

Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

NOTES TO FINANCIAL STATEMENTS


Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. Any securities so purchased are subject to market fluctuation during this period. The Trust has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of its purchase commitments. At January 31, 1996, the Nuveen Michigan Tax-Free Value Fund and the Nuveen Pennsylvania Tax-Free Value Fund had purchase commitments of $1,184,207 and $3,015,938, respectively. There were no such purchase commitments in any of the other Funds.

Interest Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and
Distributions to
Shareholders

Net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized gains from securities transactions are distributed to shareholders not less frequently than annually only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of net investment income and net realized gains from investment transactions are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may result and will be classified as either distributions in excess of net investment income or distributions in excess of net realized gains from investment transactions, if applicable.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing all of its net investment income, in addition to any significant amounts of net realized gains from investments, to shareholders. The Funds currently consider significant net realized gains as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the respective Funds. All income dividends paid during the year ended January 31, 1996, have been designated Exempt Interest Dividends.

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996

Deferred
Organization Costs

Costs incurred by the Trust in connection with its organization and initial registration of shares were deferred and are being amortized over a 60-month period beginning February 28, 1992. If any of the initial shares of each Fund are redeemed during this period, the proceeds of the redemption will be reduced by the pro-rata share of the unamortized organization costs as of the date of redemption.

Flexible Sales Charge
Program

Effective September 6, 1994, each Fund commenced offering Class "A" Shares and Class "C" Shares. Class "A" Shares incur a front-end sales charge and an annual 12b-1 service fee. Class "C" Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. Effective June 13, 1995, an investor purchasing Class "C" Shares agrees to pay a contingent deferred sales charge ("CDSC") of 1% if Class "C" Shares are redeemed within 12 months of purchase.

Prior to the offering of Class "A" and Class "C" shares, the shares outstanding were renamed Class "R" and are not subject to any 12b-1 distribution or service fees. Effective with the offering of the new classes, Class "R" Shares are generally available only for reinvestment of dividends by current "R" shareholders and for already established Nuveen Unit Investment Trust reinvestment accounts.

Derivative Financial
Instruments

In October 1994, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 119 Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including future, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the year ended January 31, 1996.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

NOTES TO FINANCIAL STATEMENTS

2. EXPENSE ALLOCATION
Expenses of the Funds that are not directly attributable to any class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Effective August 1, 1995, the Funds adopted a multiple class plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 and now designate class specific expenses to include Rule 12b-1 distribution and service fees, and other expenses incurred for services received by a class that differ in either amount or kind. A breakdown of the class specific expenses is as follows:


                                                               AZ       FL       MD       MI

 12b-1 distribution and service fees (for the year ended
  January 31, 1996):
  Class A                                                    $ 5,232  $ 7,876  $10,477  $ 5,692
  Class C                                                      1,539    1,356   11,541    1,452
 Shareholders' servicing agent fees and expenses (for the
  six month period ended July 31, 1995):
  Class A                                                      1,219    2,388    2,357    1,704
  Class C                                                        103       57      401       90
  Class R                                                      9,209   17,836   29,394   18,320
 Shareholders' reports-printing and mailing expenses
  (for the six month period ended July 31, 1995):
  Class A                                                        574    1,437    1,691      757
  Class C                                                         88       57      324       51
  Class R                                                     17,565   32,346   26,895   11,718
 Federal and state registration fees (for the six month
  period ended July 31, 1995):
  Class A                                                        237      786    1,101      199
  Class C                                                          9      379      734       13
  Class R                                                      1,870      715      756    2,324

NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
JANUARY 31, 1996

                                                               NJ        PA       VA
 12b-1 distribution and service fees (for the year ended
  January 31, 1996):
  Class A                                                    $16,159  $ 9,108  $ 9,870
  Class C                                                      7,121    7,082    5,640
 Shareholders' servicing agent fees and expenses (for the
  six month period ended July 31, 1995):
  Class A                                                      3,208    2,563    2,427
  Class C                                                        185      360      265
  Class R                                                     15,598   32,785   36,716
 Shareholders' reports-printing and mailing expenses
  (for the six month period ended July 31, 1995):
  Class A                                                      1,760    1,336    1,588
  Class C                                                        205       76      220
  Class R                                                     36,338   31,233   40,281
 Federal and state registration fees (for the six month
  period ended July 31, 1995):
  Class A                                                        886    1,858      744
  Class C                                                         69    1,378       40
  Class R                                                        749    1,519    1,185

NOTES TO FINANCIAL STATEMENTS



3. FUND SHARES
Transactions in shares were as follows:


---------------------------------------------------------------------------------------------------------------
                                                                         AZ                       FL
---------------------------------------------------------------------------------------------------------------
                                                               Year ended   Year ended  Year ended   Year ended
                                                                 1/31/96      1/31/95     1/31/96     1/31/95
---------------------------------------------------------------------------------------------------------------
 Shares sold:
  Class A                                                       274,843      116,098       420,409      175,913
  Class C                                                        26,227        5,260         7,638        7,959
  Class R                                                       239,176      401,984       824,725    1,397,272
 Shares issued to shareholders due to reinvestment of
  distributions from net investment income and from
  net realized gains from investment transactions:
  Class A                                                         3,655          237         5,125          435
  Class C                                                           505           54           350           24
  Class R                                                        51,292       48,864       147,052      139,011
                                                               --------    ---------    ----------   ----------
                                                                595,698      572,497     1,405,299    1,720,614
                                                               --------    ---------    ----------   ----------
 Shares redeemed:
  Class A                                                       (29,122)      (3,087)      (16,925)     (33,276)
  Class C                                                          (313)        (958)            -            -
  Class R                                                      (139,521)    (254,213)   (1,126,197)    (639,360)
                                                               --------    ---------    ----------   ----------
                                                               (168,956)    (258,258)   (1,143,122)    (672,636)
                                                               --------    ---------    ----------   ----------
 Net increase                                                   426,742      314,239       262,177    1,047,978
                                                               ========    =========    ==========   ==========
---------------------------------------------------------------------------------------------------------------

                                     NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               JANUARY 31, 1996

-----------------------------------------------------------------------------------------------------------
                                                                     MD                        MI
-----------------------------------------------------------------------------------------------------------
                                                         Year ended   Year ended   Year ended   Year ended
                                                           1/31/96      1/31/95      1/31/96      1/31/95
-----------------------------------------------------------------------------------------------------------
 Shares sold:
  Class A                                                  514,083       166,832      294,831       91,636
  Class C                                                   63,846        89,009       13,867        7,542
  Class R                                                  406,673       921,445      293,923      631,960
 Shares issued to shareholders due to reinvestment of
  distributions from net investment income and from
  net realized gains from investment transactions:
  Class A                                                   11,066           570        5,538          269
  Class C                                                    3,894           635          521           35
  Class R                                                  144,632       142,445       99,905       87,694
                                                         ---------    ----------     --------     --------
                                                         1,144,194     1,320,936      708,585      819,136
                                                         ---------    ----------     --------     --------
 Shares redeemed:
  Class A                                                  (34,362)         (240)     (16,428)        (987)
  Class C                                                  (19,328)          (24)        (401)           -
  Class R                                                 (459,618)   (1,119,703)    (288,460)    (332,766)
                                                         ---------    ----------     --------     --------
                                                          (513,308)   (1,119,967)    (305,289)    (333,753)
                                                         ---------    ----------     --------     --------
 Net increase                                              630,886       200,969      403,296      485,383
                                                         =========    ==========     ========     ========
-----------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS


-----------------------------------------------------------------------------------------------------------------------
                                                                                  NJ                     PA
-----------------------------------------------------------------------------------------------------------------------
                                                                       Year ended   Year ended  Year ended  Year ended
                                                                         1/31/96     1/31/95     1/31/96     1/31/95
-----------------------------------------------------------------------------------------------------------------------

 Shares sold:
   Class A                                                                765,342       292,386     411,858     153,866
   Class C                                                                 56,488        47,588      62,079      50,810
   Class R                                                                440,121     1,077,289     585,804   1,297,150
 Shares issued to shareholders due to reinvestment of
  distributions from net investment income and
   from net realized gains from investment transactions:
   Class A                                                                 17,820         1,978      12,297       1,047
   Class C                                                                  1,638           270       2,439         329
   Class R                                                                154,754       161,549     174,784     165,879
                                                                       ----------     ---------   ---------   ---------
                                                                        1,436,163     1,581,060   1,249,261   1,669,081
                                                                       ----------     ---------   ---------   ---------
 Shares redeemed:
   Class A                                                                (40,094)      (12,705)    (27,436)     (2,866)
   Class C                                                                 (3,290)         (125)    (10,542)        --
   Class R                                                               (500,152)     (581,386)   (628,872)   (676,175)
                                                                       ----------     ---------   ---------   ---------
                                                                         (543,536)     (594,216)   (666,850)   (679,041)
                                                                       ----------     ---------   ---------   ---------
 Net increase                                                             892,627       986,844     582,411     990,040
                                                                       ==========     =========   =========    ========
-----------------------------------------------------------------------------------------------------------------------

                                     NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               JANUARY 31, 1996


------------------------------------------------------------------------------------
                                                                    VA
------------------------------------------------------------------------------------
                                                          Year ended      Year ended
                                                            1/31/96         1/31/95
------------------------------------------------------------------------------------
 Shares sold:
  Class A                                                    369,049         227,287
  Class C                                                     39,142          38,465
  Class R                                                    336,826         931,986
 Shares issued to shareholders due to reinvestment of
  distributions from net investment income and from
  net realized gains from investment transactions:
  Class A                                                     10,624             690
  Class C                                                      2,074             296
  Class R                                                    186,098         165,173
                                                            --------       ---------
                                                             943,813       1,363,897
                                                            --------       ---------
 Shares redeemed:
  Class A                                                    (52,547)         (1,095)
  Class C                                                     (5,359)             --
  Class R                                                   (529,723)       (680,380)
                                                            --------       ---------
                                                            (587,629)       (681,475)
                                                            --------       ---------
 Net increase                                                356,184         682,422
                                                            ========       =========
------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

4. DISTRIBUTIONS TO SHAREHOLDERS

On February 9, 1996, the Funds declared dividend distributions from their ordinary income which were paid on March 1, 1996, to shareholders of record on February 9, 1996, as follows:

------------------------------------------------------------------------------------------------------
                                                    AZ           FL           MD            MI
------------------------------------------------------------------------------------------------------

 Dividend per share:
  Class A                                       $     .0420  $     .0410  $     .0405   $     .0425
  Class C                                             .0350        .0345        .0340         .0355
  Class R                                             .0435        .0430        .0425         .0445
                                                ===========  ===========  ===========   ===========
------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
                                                    NJ           PA           VA
--------------------------------------------------------------------------------------
 Dividend per share:
  Class A                                       $     .0440  $     .0410  $     .0430
  Class C                                             .0375        .0340        .0365
  Class R                                             .0460        .0430        .0450
                                                ===========  ===========  ===========
--------------------------------------------------------------------------------------

5. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the year ended January 31, 1996, were as follows:


-------------------------------------------------------------------------------------------------------------------------
                                                                AZ             FL              MD              MI
-------------------------------------------------------------------------------------------------------------------------
 PURCHASES
 Investments in municipal securities                       $ 5,373,232     $14,977,473     $15,605,953     $13,336,382
 Temporary municipal investments                             7,000,000      11,900,000       9,500,000       7,900,000

 SALES
 Investments in municipal securities                           938,787      11,397,779       8,399,990       9,860,816
 Temporary municipal investments                             7,200,000      11,900,000      10,500,000       7,900,000
                                                           ===========     ===========     ===========     ===========
--------------------------------------------------------------------------------------------------------------------------

                                     NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               JANUARY 31, 1996

 ----------------------------------------------------------------------------------------------------
                                                               NJ           PA           VA
 ----------------------------------------------------------------------------------------------------
 PURCHASES
 Investments in municipal securities                       $27,941,714  $41,972,985  $29,255,837
 Temporary municipal investments                            19,400,000   20,880,000   13,000,000
 SALES
 Investments in municipal securities                        17,713,121   29,645,304   25,325,007
 Temporary municipal investments                            21,000,000   19,880,000   14,300,000
                                                           ===========  ===========  ===========
-----------------------------------------------------------------------------------------------------

At January 31, 1996, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At January 31, 1996, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:

 ----------------------------------------------------------------------------------------------------
                                                               AZ           FL           MD
 ----------------------------------------------------------------------------------------------------
 Expiration year:
  2003                                                      $127,444     $ 87,166     $ 65,355
  2004                                                        17,690      141,494      516,603
                                                            --------     --------     --------
   Total                                                    $145,134     $228,660     $581,958
                                                            ========     ========     ========
-----------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                               NJ           PA
------------------------------------------------------------------------------------
 Expiration year:
  2003                                                      $ 35,921     $377,256
  2004                                                       419,632      468,676
                                                            --------     --------
   Total                                                    $455,553     $845,932
                                                            ========     ========
------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS



6. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 1996, were as follows:


-------------------------------------------------------------------------------------
                                    AZ           FL           MD           MI
-------------------------------------------------------------------------------------
 Gross unrealized:
  Appreciation                   $1,382,474   $3,438,260   $3,207,733   $1,847,996
  Depreciation                       (1,470)     (14,203)     (81,539)      (2,858)
                                 ----------   ----------   ----------   ----------
 Net unrealized appreciation     $1,381,004   $3,424,057   $3,126,194   $1,845,138
                                 ==========   ==========   ==========   ==========
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                    NJ           PA           VA
-------------------------------------------------------------------------------------
 Gross unrealized:
  Appreciation                  $2,520,888   $3,860,621   $4,243,525
  Depreciation                     (68,034)     (34,940)     (88,830)
                                ----------   ----------   ----------
 Net unrealized appreciation    $2,452,854   $3,825,681   $4,154,695
                                ==========   ==========   ==========

7. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

-------------------------------------------------------
 Average daily net asset value        Management fee
-------------------------------------------------------
 For the first $125,000,000             .55 of 1%
 For the next $125,000,000            .5375 of 1
 For the next $250,000,000             .525 of 1
 For the next $500,000,000            .5125 of 1
 For the next $1,000,000,000             .5 of 1
 For net assets over $2,000,000,000    .475 of 1
-------------------------------------------------------

From inception of the Trusts on December 13, 1991 through January 31, 1996, the Adviser waived part of its management fees or reimbursed certain expenses of each Fund in order to limit total expenses to .75 of 1% of the average daily net asset value of each Fund, excluding any 12b-1 fees applicable to Class A and Class C. The Adviser has currently agreed to continue its fee waivers and expense reimbursements through July 31, 1996.

                                     NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               JANUARY 31, 1996

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser.

8. COMPOSITION OF NET ASSETS
At January 31, 1996, there were an unlimited number of $.01 par value shares authorized. Net assets consisted of:

------------------------------------------------------------------------------------------------------------------------------
                                                                           AZ            FL            MD            MI
------------------------------------------------------------------------------------------------------------------------------
 Capital paid-in                                                      $22,527,848   $58,092,437   $53,142,102    $32,351,135
 Balance of undistributed net investment income                             1,809        20,796           936         10,893
 Accumulated net realized gain (loss) from investment
  transactions                                                           (154,780)     (228,660)     (581,958)       177,264
 Net unrealized appreciation of investments                             1,381,004     3,424,057     3,126,194      1,845,138
                                                                      -----------   -----------   -----------    -----------
  Net assets                                                          $23,755,881   $61,308,630   $55,687,274    $34,384,430
                                                                      ===========   ===========   ===========    ===========
------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                           NJ            PA            VA
------------------------------------------------------------------------------------------------------------------------------
 Capital paid-in                                                      $53,051,830   $61,303,237   $61,873,371
 Balance of undistributed net investment income                             8,128         5,651        29,706
 Accumulated net realized gain (loss) from investment
  transactions                                                           (482,912)     (871,899)       10,255
 Net unrealized appreciation of investments                             2,452,854     3,825,681     4,154,695
                                                                      -----------   -----------   -----------
  Net assets                                                          $55,029,900   $64,262,670   $66,068,027
                                                                      ===========   ===========   ===========
------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

9. INVESTMENT COMPOSITION
Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At January 31, 1996, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

--------------------------------------------------------------------
                                        AZ      FL      MD      MI
--------------------------------------------------------------------

Revenue Bonds:
 Pollution Control                      11%      2%      6%      7%
 Housing Facilities                     11      16      23      12
 Health Care Facilities                 11      15      12      21
 Water/Sewer Facilities                  6       9      --      15
 Electric Utilities                      2      16       1       3
 Educational Facilities                 14       1       5       7
 Transportation                          3       5      11       4
 Lease Rental Facilities                 8       1       5       3
 Other                                   8       9       7       5
General Obligation Bonds                17       9      15      17
Escrowed Bonds                           9      17      15       6
                                        --      --      --      --
                                       100%    100%    100%    100%
                                       ===     ===     ===     ===
 -------------------------------------------------------------------



-------------------------------------------------------------
                                        NJ      PA      VA
-------------------------------------------------------------
Revenue Bonds:
 Pollution Control                      13%     24%     --%
 Housing Facilities                     10       8       9
 Health Care Facilities                  7      17      11
 Water/Sewer Facilities                  5      --      17
 Electric Utilities                      2       3      --
 Educational Facilities                  9      13      12
 Transportation                          8       5      12
 Lease Rental Facilities                 3       2       6
 Other                                  12      11      23
General Obligation Bonds                19      15       6
Escrowed Bonds                          12       2       4
                                        --      --      --
                                       100%    100%    100%
                                       ===     ===     ===
-------------------------------------------------------------

                                     NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               JANUARY 31, 1996

Certain long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (51% for Arizona, 61% for Florida, 54% for Maryland, 30% for Michigan, 47% for New Jersey, 47% for Pennsylvania, and 24% for Virginia). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

------------------------------------------------------------------------------------------------------------------
                                                Income from investment
                                                     operations                Less distributions
                                              ------------------------------------------------------
                                                                      Net
                                                             realized and   Dividends
                                   Net asset         Net  unrealized gain    from net  Distributions     Net asset
                             value beginning  investment      (loss) from  investment           from  value end of
                                   of period    income++    investments**      income  capital gains        period
------------------------------------------------------------------------------------------------------------------
ARIZONA
------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 1/31,
  1996                               $ 9.930       $.503          $  .829      $(.522)        $    -       $10.740
9/6/94 to
  1/31/95                             10.030        .203            (.086)      (.217)             -         9.930
CLASS C
Year ended 1/31,
  1996                                 9.840        .419             .830       (.439)             -        10.650
9/9/94 to
  1/31/95                              9.940        .169            (.052)      (.217)             -         9.840
CLASS R
Year ended 1/31,
  1996                                 9.850        .529             .831       (.540)             -        10.670
  1995                                10.880        .536           (1.026)      (.540)             -         9.850
  1994                                10.050        .531             .853       (.522)         (.032)       10.880
  1993                                 9.525        .438             .563       (.435)         (.041)       10.050
12/13/91 to
  1/31/92                              9.525           -                -           -              -         9.525
------------------------------------------------------------------------------------------------------------------
FLORIDA
------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 1/31,
  1996                                 9.730        .488             .840       (.498)             -        10.560
9/6/94 to
  1/31/95                              9.890        .193            (.148)      (.202)         (.003)        9.730
CLASS C
Year ended 1/31,
  1996                                 9.730        .413             .789       (.422)             -        10.510
9/16/94 to
  1/31/95                              9.720        .152             .021       (.163)             -         9.730
CLASS R
Year ended 1/31,
  1996                                 9.750        .518             .824       (.522)             -        10.570
  1995                                10.740        .508            (.985)      (.510)         (.003)        9.750
  1994                                 9.960        .511             .779       (.510)             -        10.740
  1993                                 9.525        .440             .431       (.436)             -         9.960
12/13/91 to
  1/31/92                              9.525           -                -           -              -         9.525
------------------------------------------------------------------------------------------------------------------

See notes on page 68.

                                     NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               JANUARY 31, 1996

-----------------------------------------------------------------------------------------------------------------
                                                   Ratios/Supplemental data
              ---------------------------------------------------------------------------------------------------
                                       Ratio of           Ratio of         Ratio of           Ratio of
                                    expenses to     net investment         expenses     net investment
Total return      Net assets            average  income to average   to average net  income to average  Portfolio
on net asset   end of period  net assets before  net assets before     assets after   net assets after   turnover
      value+  (in thousands)      reimbursement      reimbursement  reimbursement++    reimbursement++       rate
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------


       13.68%        $ 3,895               1.31%              4.49%            1.00%              4.80%         5%

        1.24           1,124               1.60*              4.68*            1.00*              5.28*        29


       12.90             328               2.11               3.66             1.75               4.02          5

        1.25              43               3.51*              2.79*            1.75*              4.55*        29


       14.09          19,533               1.15               4.72              .75               5.12          5
       (4.39)         16,554               1.06               5.12              .75               5.43         29
       14.07          16,140               1.25               4.48              .75               4.98         11
       10.71           8,026               1.75*              3.94*             .75*              4.94*        43

           -              15                  -                  -                -                  -          -
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------


       13.92           5,823               1.21               4.53             1.00               4.74         21

         .52           1,392               1.56*              4.52*            1.00*              5.08*         4


       12.54             168               2.16               3.62             1.75               4.03         21

        1.84              78               2.84*              3.26*            1.75*              4.35*         4


       14.05          55,318                .88               4.93              .75               5.06         21
       (4.33)         52,538                .84               5.12              .75               5.21          4
       13.22          48,254                .89               4.69              .75               4.83          3
        9.33          23,727               1.24*              4.35*             .75*              4.84*         1

           -              15                  -                  -                -                  -          -
-----------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

-----------------------------------------------------------------------------------------------------------------------------------
                                         Income from investment operations              Less distributions
                                         ---------------------------------        ------------------------------
                                                                      Net
                                                             realized and          Dividends
                             Net asset            Net     unrealized gain           from net     Distributions        Net asset
                       value beginning     investment         (loss) from         investment              from     value end of
                             of period       income++       investments**             income     capital gains           period
-----------------------------------------------------------------------------------------------------------------------------------
MARYLAND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 1/31,
  1996                         $ 9.600          $.483             $  .844             $(.497)           $    -          $10.430
 9/6/94 to
  1/31/95                        9.840           .198               (.229)             (.207)            (.002)           9.600
 CLASS C
 Year ended 1/31,
  1996                           9.590           .409                .842              (.421)                -           10.420
 9/15/94 to
  1/31/95                        9.750           .160               (.153)             (.167)                -            9.590
 CLASS R
 Year ended 1/31,
  1996                           9.610           .513                .838              (.521)                -           10.440
  1995                          10.620           .513              (1.008)             (.513)            (.002)           9.610
  1994                           9.910           .509                .727              (.503)            (.023)          10.620
  1993                           9.525           .442                .395              (.442)            (.010)           9.910
 12/13/91 to
  1/31/92                        9.525              -                   -                  -                 -            9.525
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Year ended 1/31,
  1996                           9.870           .510                .911              (.519)            (.032)          10.740
 9/6/94 to
  1/31/95                       10.090           .204               (.209)             (.212)            (.003)           9.870
 CLASS C
 Year ended 1/31,
  1996                           9.850           .430                .922              (.440)            (.032)          10.730
 9/16/94 to
  1/31/95                        9.910           .161               (.050)             (.171)                -            9.850
 CLASS R
 Year ended 1/31,
  1996                           9.880           .539                .906              (.543)            (.032)          10.750
  1995                          10.860           .529               (.972)             (.534)            (.003)           9.880
  1994                          10.060           .531                .808              (.528)            (.011)          10.860
  1993                           9.525           .456                .554              (.449)            (.026)          10.060
 12/13/91 to
  1/31/92                        9.525              -                   -                  -                 -            9.525
 ----------------------------------------------------------------------------------------------------------------------------------

See notes on page 68.

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996

-----------------------------------------------------------------------------------------------------------------------------------
                                                              Ratios/Supplemental data
                 ------------------------------------------------------------------------------------------------------------------
                                            Ratio of              Ratio of            Ratio of              Ratio of
                                         expenses to        net investment            expenses        net investment
Total return        Net assets               average     income to average      to average net     income to average     Portfolio
on net asset     end of period     net assets before     net assets before        assets after      net assets after      turnover
      value+    (in thousands)         reimbursement         reimbursement     reimbursement++       reimbursement++          rate
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


       14.07%           $ 6,860                 1.33%                 4.41%               1.00%                 4.74%           17%

        (.26)             1,605                 1.59*                 4.67*               1.00*                 5.26*           35


       13.24              1,438                 2.06                  3.73                1.75                  4.04            17

         .12                860                 1.86*                 4.44*               1.75*                 4.55*           35


       14.33             47,389                 1.04                  4.78                 .75                  5.07            17
       (4.58)            42,741                  .89                  5.14                 .75                  5.28            35
       12.71             47,822                  .86                  4.74                 .75                  4.85             4
        8.96             28,283                 1.02*                 4.69*                .75*                 4.96*           20

           -                 15                    -                     -                   -                     -             -
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


       14.68              4,027                 1.35                  4.52                1.00                  4.87            33

         .02                897                 2.62*                 3.68*               1.00*                 5.30*           35


      13.96                 231                 2.08                  3.79                1.75                  4.12            33

       1.18                  75                 3.52*                 2.76*               1.75*                 4.53*           35


      14.93              30,126                 1.05                  4.87                 .75                  5.17            33
      (3.98)             26,644                  .96                  5.12                 .75                  5.33            35
      13.58              25,085                 1.07                  4.67                 .75                  4.99             3
      10.80              14,684                 1.62*                 4.19*                .75*                 5.06*           32

          -                  15                    -                     -                   -                     -             -
 ----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

-----------------------------------------------------------------------------------------------------------------------------------
                                         Income from investment operations              Less distributions
                                         ---------------------------------        ------------------------------
                                                                      Net
                                                             realized and         Dividends
                             Net asset            Net     unrealized gain          from net      Distributions        Net asset
                       value beginning     investment         (loss) from        investment               from     value end of
                             of period       income++       investments**            income      capital gains           period
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 1/31,
 1996                          $ 9.730          $.519             $  .685             $(.534)           $    -          $10.400
9/6/94 to
 1/31/95                        10.030           .205               (.209)             (.210)            (.086)           9.730
CLASS C
Year ended 1/31,
 1996                            9.710           .443                .683              (.456)                -           10.380
9/21/94 to
 1/31/95                         9.770           .159               (.050)             (.169)                -            9.710
CLASS R
Year ended 1/31,
 1996                            9.740           .551                .677              (.558)                -           10.410
 1995                           10.710           .524               (.886)             (.522)            (.086)           9.740
 1994                            9.960           .513                .810              (.513)            (.060)          10.710
 1993                            9.525           .445                .431              (.441)                -            9.960
12/13/91 to
 1/31/92                         9.525              -                   -                  -                 -            9.525

PENNSYLVANIA
CLASS A
Year ended 1/31,
 1996                            9.750           .498                .862              (.510)               -            10.600
9/6/94 to
 1/31/95                         9.920           .206               (.164)             (.212)               -             9.750
CLASS C
Year ended 1/31,
 1996                            9.650           .417                .843              (.430)               -            10.480
9/6/94 to
 1/31/95                         9.920           .176               (.235)             (.211)               -             9.650
CLASS R
Year ended 1/31,
 1996                            9.730           .527                .846              (.533)               -            10.570
 1995                           10.810           .531              (1.077)             (.534)               -             9.730
 1994                           10.010           .533                .807              (.534)           (.006)           10.810
 1993                            9.525           .451                .481              (.443)           (.004)           10.010
12/13/91 to
 1/31/92                         9.525              -                   -                  -                -             9.525
-----------------------------------------------------------------------------------------------------------------------------------

See notes on page 68.

                                            NUVEEN TAX-FREE MUTUAL ANNUAL REPORT
                                                                JANUARY 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                              Ratios/Supplemental data
                 -------------------------------------------------------------------------------------------------------------------
                                            Ratio of              Ratio of            Ratio of              Ratio of
                                         expenses to        net investment            expenses        net investment
Total return        Net assets               average     income to average      to average net     income to average     Portfolio
on net asset     end of period     net assets before     net assets before        assets after      net assets after      turnover
       value    (in thousands)         reimbursement         reimbursement     reimbursement++       reimbursement++          rate
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


       12.63%           $10,661                 1.25%                 4.85%               1.00%                5.10%            39%

         .02              2,741                 1.31*                 5.03*               1.00*                5.34*            32


       11.80              1,065                 1.96                  4.16                1.75                 4.37             39

        1.16                464                 2.00*                 4.37*               1.75*                4.62*            32


       12.88             43,304                  .98                  5.20                 .75                 5.43             39
       (3.27)            39,582                  .89                  5.18                 .75                 5.32             32
       13.60             36,462                  .98                  4.61                 .75                 4.84             52
        9.36             16,208                 1.43*                 4.28*                .75*                4.96*             9

           -                 15                    -                     -                   -                    -              -
-----------------------------------------------------------------------------------------------------------------------------------



       14.22              5,817                 1.30                  4.52                1.00                 4.82             52

         .49              1,483                 1.87*                 4.56*               1.00*                5.43*            74


       13.27              1,101                 2.14                  3.70                1.75                 4.09             52

        (.53)               494                 2.52*                 3.90*               1.75*                4.67*            74


       14.40             57,345                  .96                  4.93                 .75                 5.14             52
       (4.94)            51,499                  .91                  5.27                 .75                 5.43             74
       13.67             48,720                  .94                  4.82                 .75                 5.01              5
        9.97             23,680                 1.25*                 4.53*                .75*                5.03*            15

          -                  15                    -                     -                   -                    -              -
 ----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

-------------------------------------------------------------------------------------------------------
                                      Income from investment
                                            operations             Less distributions
                                   ---------------------------  -------------------------
                                                           Net
                                                  realized and   Dividends
                        Net asset         Net  unrealized gain    from net  Distributions     Net asset
                  value beginning  investment      (loss) from  investment           from  value end of
                       of period     income++    investments**      income  capital gains        period
-------------------------------------------------------------------------------------------------------
VIRGINIA
-------------------------------------------------------------------------------------------------------
CLASS A
Year ended 1/31,
  1996                   $ 9.760        $.509           $ .878      $(.509)        $(.038)      $10.600
9/6/94 to
  1/31/95                  9.980         .201            (.207)      (.214)             -         9.760
CLASS C
Year ended 1/31,
  1996                     9.740         .432             .868       (.432)         (.038)       10.570
9/8/94 to
  1/31/95                  9.950         .171            (.167)      (.214)             -         9.740
CLASS R
Year ended 1/31,
  1996                     9.770         .537             .864       (.533)         (.038)       10.600
  1995                    10.740         .531            (.964)      (.537)             -         9.770
  1994                    10.030         .529             .726       (.527)         (.018)       10.740
  1993                     9.525         .439             .499       (.433)             -        10.030
12/13/91 to
  1/31/92                  9.525            -                -           -              -         9.525
-------------------------------------------------------------------------------------------------------

* Annualized. For the year ended 1/31/93, the information is based on the period beginning 2/28/92, commencement of operations.
** Net of taxes, if applicable (note 1).
+ Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share.
++ Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Adviser (note 7).

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996

--------------------------------------------------------------------------------------------------------------------
                                                   Ratios/Supplemental data
              ------------------------------------------------------------------------------------------------------
                                       Ratio of           Ratio of            Ratio of           Ratio of
                                    expenses to     net investment         expenses to     net investment
Total return      Net assets            average  income to average  average net assets  income to average  Portfolio
on net asset   end of period  net assets before  net assets before    after reimburse-   net assets after   turnover
      value+  (in thousands)      reimbursement      reimbursement              ment++    reimbursement++       rate
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


       14.50%        $ 5,874               1.20%              4.73%               1.00%              4.93%        42%

         .01           2,215               1.57*              4.70*               1.00*              5.27*        40


       13.58             789               1.92               4.04                1.75               4.21         42

         .10             378               2.20*              4.12*               1.75*              4.57*        40


       14.65          59,405                .94               5.04                 .75               5.23         42
       (3.92)         54,791                .82               5.33                 .75               5.40         40
       12.78          55,773                .84               4.94                 .75               5.03          7
       10.04          37,196                .96*              4.71*                .75*              4.92*        12

           -              15                  -                  -                   -                  -          -
--------------------------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders of Nuveen Multistate Tax-Free Trust:

We have audited the accompanying statements of net assets of Nuveen Multistate Tax-Free Trust (a Massachusetts business trust comprising the Arizona, Florida, Maryland, Michigan, New Jersey, Pennsylvania and Virginia Nuveen Tax-Free Value Funds), including the portfolios of investments, as of January 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of each of the respective funds constituting the Nuveen Multistate Tax-Free Trust as of January 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in conformity with generally accepted accounting principles.


                                          ARTHUR ANDERSEN LLP

Chicago, Illinois
March 1, 1996

[PHOTO APPEARS HERE]



                    For nearly 100 years,
                    Nuveen has earned its
          reputation as a tax-free income
                specialist by focusing on
                          municipal bonds


Your
investment
partners

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships within these groups based on trust and value is the key to successful investing.

  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.


[LOGO]

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286


OEFI-MAR96                               [RECYCLE LOGO]

[LOGO OF SHIP ART]
Statement of Investments in Securities and Net Assets               May 31, 1996
 ................................................................................
          Municipal Bonds

Face
Amount                                                                                           Face                     Market
(000)     Description                                                                            Rate       Maturity      Value

          Education
          --------------------------------------------------------------------------------------------------------------------------
$  250    Connecticut State Health and Educational Facilities Authority Revenue -
          Fairfield University - Series F                                                       6.900%      07/01/14   $  252,532
   500    Connecticut State Health and Educational Facilities Authority Revenue -
          Quinnipiac College - Series D                                                         6.000       07/01/13      465,150
 5,575    Connecticut State Health and Educational Facilities Authority Revenue -
          Quinnipiac College - Series D                                                         6.000       07/01/23    4,994,420
   500    Connecticut State Health and Educational Facilities Authority Revenue -
          Capital Asset - Series C                                                              7.000       01/01/20      538,000
   500    Connecticut State Health and Educational Facilities Authority Revenue -
          Sacred Heart University - Series 1993 B                                               5.700       07/01/16      433,815
 1,500    Connecticut State Health and Educational Facilities Authority Revenue -
          Sacred Heart University - Series 1993 B                                               5.500       07/01/09    1,427,370
   500    Connecticut State Health and Educational Facilities Authority Revenue -
          Sacred Heart University - Series 1993 B                                               5.800       07/01/23      434,045
 1,000    Connecticut State Health and Educational Facilities Authority Revenue -
          Trinity College - Series C                                                            6.000       07/01/12    1,012,060
 2,000    Connecticut State Health and Educational Facilities Authority Revenue -
          Yale University                                                                       5.929       06/10/30    1,959,600
 6,475    Connecticut State Health and Educational Facilities Authority Revenue -
          Hartford University - Series 1992 D                                                   6.750       07/01/12    6,530,556
 4,000    Connecticut State Health and Educational Facilities Authority Revenue -
          Trinity College - Series D                                                            6.125       07/01/24    4,064,400
 1,000    Connecticut State Health and Educational Facilities Authority Revenue -
          Sacred Heart University - Series 1992 A                                               6.850       07/01/22    1,044,180
 2,000    Connecticut State Health and Educational Facilities Authority Revenue -
          Loomis Chaffee School - Series B                                                      6.000       07/01/25    1,994,420
 2,500    Connecticut State Health and Educational Facilities Authority Revenue -
          Kent School - Series 1995 B                                                           5.400       07/01/23    2,328,675
 2,240    Connecticut State Health and Educational Facilities Authority Revenue -
          Connecticut State University System - Series 1995                                     5.125       11/01/15    2,024,714

          Health Care
          --------------------------------------------------------------------------------------------------------------------------
 2,000    Connecticut State Health and Educational Facilities Authority Revenue -
          Saint Camillus Health Center - Series 1994                                            6.250       11/01/18    2,052,200
 1,000    Connecticut State Health and Educational Facilities Authority Revenue -
          Sharon Health Care - Series 1994                                                      6.250       11/01/21    1,024,540
 5,000    Connecticut State Health and Educational Facilities Authority Revenue -
          Saint Joseph's Manor - Series 1994                                                    6.250       11/01/16    5,134,450
 3,695    Connecticut State Health and Educational Facilities Authority Revenue -
          Saint Camillus Health Center - Series 1994                                            6.250       11/01/18    3,785,675
 3,000    Connecticut State Health and Educational Facilities Authority Revenue -
          Jewish Home for the Elderly - Series 1994                                             6.250       11/01/20    3,073,620
 1,500    Connecticut State Health and Educational Facilities Authority Revenue -
          Highland View Manor, Incorporated - Series 1994                                       7.200       11/01/10    1,653,555
 4,200    Connecticut State Health and Educational Facilities Authority Revenue -
          Highland View Manor, Incorporated - Series 1994                                       7.500       11/01/16    4,700,892

4                                     F-46                           Connecticut

         Statement of Investments in Securities and Net Assets      May 31, 1996
--------------------------------------------------------------------------------
         Municipal Bonds (continued)

Face
Amount                                                                                           Face                     Market
(000)     Description                                                                            Rate       Maturity      Value
$1,100    Connecticut State Health and Educational Facilities Authority Revenue -
          Wadsworth Glen Health Care Center - Series 1994                                       7.200%      11/01/10   $1,212,607
 1,000    Connecticut State Health and Educational Facilities Authority Revenue -
          Wadsworth Glen Health Care Center - Series 1994                                       7.500       11/01/16    1,119,260
 2,000    Connecticut State Health and Educational Facilities Authority Revenue -
          AHF/Hartford, Incorporated - Series 1994                                              7.125       11/01/24    2,237,520
 4,115    Connecticut State Health and Educational Facilities Authority Revenue -
          Nursing Home Program - Abbott Terrace Health Center Project - Series 1996 A           5.750       11/01/13    3,991,591
 4,365    Connecticut State Health and Educational Facilities Authority Revenue -
          Fairfield Nursing Home Program - Series 1996                                          6.250       11/01/21    4,315,414
 7,000    Connecticut Development Authority - Duncaster - Series 1992                           6.750       09/01/15    7,208,390

          Hospitals
          -----------------------------------------------------------------------------------------------------------------------
   100    Connecticut State Health and Educational Facilities Authority Revenue -
          St. Mary's Hospital - Issue B                                                         7.600       07/01/03      104,871
 1,000    Connecticut State Health and Educational
          Facilities Authority Revenue -
          Greenwich Academy Issue - Series 1996 A                                               5.700       03/01/16      974,470
 2,000    Connecticut State Health and Educational Facilities Authority Revenue -
          Greenwich Academy Issue - Series 1996 A                                               5.750       03/01/26    1,933,500
 2,600    Connecticut State Health and Educational Facilities Authority Revenue -
          Bristol Hospital - Series A                                                           7.000       07/01/20    2,792,296
   190    Connecticut State Health and Educational Facilities Authority Revenue -
          St. Mary's Hospital - Series C                                                        7.375       07/01/20      195,164
 5,500    Connecticut State Health and Educational Facilities Authority Revenue -
          Yale-New Haven Hospital - Issue F                                                     7.100       07/01/25    5,926,690
 1,750    Connecticut State Health and Educational Facilities Authority Revenue -
          Waterbury Hospital - Issue B                                                          7.000       07/01/20    1,879,430
   900    Connecticut State Health and Educational Facilities Authority Revenue -
          St. Raphael Hospital - Series D                                                       6.625       07/01/14      952,740
 3,500    Connecticut State Health and Educational Facilities Authority Revenue -
          Middlesex Hospital - Series G                                                         6.250       07/01/12    3,584,420
 2,000    Connecticut State Health and Educational Facilities Authority Revenue -
          Bridgeport Hospital - Series 1992                                                     6.625       07/01/18    2,094,640
 4,200    Connecticut State Health and Educational Facilities Authority Revenue -
          New Britain Hospital - Series B                                                       6.000       07/01/24    4,154,766
 1,100    Connecticut State Health and Educational Facilities Authority Revenue -
          William W. Backus Hospital - Series 1992 C                                            6.000       07/01/12    1,071,191
 1,645    Connecticut State Health and Educational Facilities Authority Revenue -
          Day Kimball Hospital - Series 1995 A                                                  5.375       07/01/26    1,502,494
 3,000    Connecticut State Health and Educational Facilities Authority Revenue -
          Greenwich Hospital Issue - Series 1996 A                                              5.750       07/01/16    2,930,040

          Housing/Multifamily
          -----------------------------------------------------------------------------------------------------------------------
   835    Connecticut State Housing Finance Authority - Series 1991A                            7.200       11/15/08      863,699
   955    Connecticut State Housing Finance Authority - Series 1991C                            6.700       11/15/22      973,451
 2,250    Connecticut State Housing Finance Authority - Series 1993 A                           6.200       05/15/14    2,268,360
 1,045    Connecticut State Housing Finance Authority - Series C                                7.625       11/15/17    1,082,024
    70    Connecticut State Housing Finance Authority - Series B1                               7.550       11/15/08       70,692

Connecticut                           F-47                                     5

         Statement of Investments in Securities and Net Assets      May 31, 1996
--------------------------------------------------------------------------------
         Municipal Bonds (continued)

Face
Amount                                                                                           Face                     Market
(000)     Description                                                                            Rate       Maturity      Value
$3,750    Connecticut State Housing Finance Authority - Series A                                6.100%      05/15/17   $3,741,075
 1,505    Connecticut State Housing Finance  Authority - Subseries B-2                          6.750       05/15/22    1,541,060
 1,500    New Britain, CT Senior Citizens Housing Development Mortgage Revenue -
          Nathan Hale Apartments - Series 1992A                                                 6.875       07/01/24    1,543,980

          Housing/Single Family
          --------------------------------------------------------------------------------------------------------------------------
 1,500    Connecticut State Housing Finance  Authority - Subseries A-1                          6.100       05/15/17    1,501,125
 2,500    Connecticut Housing Finance Authority - Housing Mortgage Finance Program -
          Series 1993 E, Subseries E-1 & E-2 - Series 1995 F, Subseries F-1, F-2 & Series H     6.000       05/15/17    2,456,075

          Industrial Development and Pollution Control
          --------------------------------------------------------------------------------------------------------------------------
   770    Connecticut State Development Authority Water Facility Revenue -
          Bridgeport Hydraulic Company                                                          7.250       06/01/20      823,253
 2,000    Connecticut State Development Authority Water Facility Revenue -
          Connecticut Water Company                                                             6.650       12/15/20    2,190,300
 2,250    Connecticut State Development Authority Revenue - Solid Waste Disposal
          Facilities - Pfizer Incorporated - Series 1994                                        7.000       07/01/25    2,500,358

          Municipal Revenue/Other
          --------------------------------------------------------------------------------------------------------------------------
 1,690    Connecticut State Development Authority Revenue -
          Jewish Community Center - Greater New Haven - Series 1992                             6.600       09/01/17    1,746,446
   405    New Haven, CT Facility Revenue - Easter Seal Goodwill Industries
          Rehabilitation Center Project                                                         8.500       04/01/01      420,601
   995    New Haven, CT Facility Revenue - Easter Seal Goodwill Industries
          Rehabilitation Center Project                                                         8.875       04/01/16    1,046,899

          Municipal Revenue/Utility
          --------------------------------------------------------------------------------------------------------------------------
 1,000    Commonwealth of Puerto Rico Electric Power  Authority Revenue -
          Series 1995 Z                                                                         5.500       07/01/16      932,100

          Municipal Revenue/Water & Sewer
          --------------------------------------------------------------------------------------------------------------------------
 1,000    Connecticut State Clean Water Revenue -  Series 1991                                  7.000       01/01/11    1,081,500
 1,000    Connecticut State Clean Water Revenue -  Series 1994                                  5.800       06/01/16      995,320

          Non-State General Obligations
          --------------------------------------------------------------------------------------------------------------------------
   325    Canterbury, CT General Obligation                                                     7.200       05/01/09      374,611
   225    East Haven, CT General Obligation                                                     7.000       09/15/02      240,664
   300    East Haven, CT General Obligation                                                     7.000       09/15/05      323,439
   200    Glastonbury, CT General Obligation                                                    7.200       08/15/06      232,554
   200    Glastonbury, CT General Obligation                                                    7.200       08/15/07      233,070
   200    Glastonbury, CT General Obligation                                                    7.200       08/15/08      233,222
   200    Griswold, CT General Obligation                                                       7.500       04/01/02      227,826
   200    Griswold, CT General Obligation                                                       7.500       04/01/03      230,622
   200    Griswold, CT General Obligation                                                       7.500       04/01/04      233,048
   150    Griswold, CT General Obligation                                                       7.500       04/01/05      176,324
   340    Middletown, CT General Obligation                                                     6.900       04/15/06      383,323
 3,105    New Haven, CT General Obligation - Series 1991                                        7.400       08/15/11    3,372,682

6                                     F-48                           Connecticut

         Statement of Investments in Securities and Net Assets      May 31, 1996
 ................................................................................
         Municipal Bonds (continued)

Face
Amount                                                                                           Face                     Market
(000)     Description                                                                            Rate       Maturity      Value
$1,000    New Haven, CT General Obligation - Series 1992 A                                      9.250%      03/01/02   $1,166,490
 1,000    New Haven, CT General Obligation - Series 1992 A                                      7.400       03/01/12    1,085,410
 1,250    New Haven, CT General Obligation - Series 1995                                        5.750       02/15/14    1,249,875
 1,250    New Haven, CT General Obligation - Series 1995                                        5.750       02/15/15    1,242,800
   120    New London, CT General Obligation                                                     7.300       12/01/05      139,477
   100    New London, CT General Obligation                                                     7.300       12/01/07      117,247
   160    Old Saybrook, CT General Obligation - Series 1989                                     7.400       05/01/08      186,461
   160    Old Saybrook, CT General Obligation - Series 1989                                     7.400       05/01/09      186,379
   275    Old Saybrook, CT General Obligation - Series 1991                                     6.500       02/15/10      301,202
   270    Old Saybrook, CT General Obligation - Series 1991                                     6.500       02/15/11      295,526
   925    Oxford, CT General Obligation                                                         7.000       02/01/09    1,000,332
   225    Plainfield, CT General Obligation - Series 1991                                       7.000       09/01/00      237,175
   100    Plainfield, CT General Obligation - Series 1991                                       7.000       09/01/01      105,815
   100    Plainfield, CT General Obligation - Series 1991                                       7.100       09/01/02      106,399
   310    Plainfield, CT General Obligation - Series 1991                                       7.100       09/01/03      330,104
   100    Plainfield, CT General Obligation - Series 1991                                       7.200       09/01/04      106,463
   335    Plainfield, CT General Obligation - Series 1991                                       7.250       09/01/06      364,976
   335    Plainfield, CT General Obligation - Series 1991                                       7.300       09/01/08      363,019
   155    Plainfield, CT General Obligation - Series 1991                                       7.300       09/01/10      165,850
   825    Plainfield, CT General Obligation - Series 1992                                       6.375       08/01/11      869,616
   700    Torrington, CT General Obligation                                                     6.400       05/15/11      738,080
   680    Torrington, CT General Obligation                                                     6.400       05/15/12      715,224
   535    Waterbury, CT General Obligation - Series 1992                                        7.250       03/01/01      574,531
   140    Winchester, CT General Obligation                                                     6.750       04/15/06      156,810
   140    Winchester, CT General Obligation                                                     6.750       04/15/07      156,848
   140    Winchester, CT General Obligation                                                     6.750       04/15/08      156,919
   140    Winchester, CT General Obligation                                                     6.750       04/15/09      156,668
   140    Winchester, CT General Obligation                                                     6.750       04/15/10      156,527
   725    Woodstock, CT Special Obligation Revenue - Woodstock Academy                          6.900       03/01/06      783,585

          Pre-refunded or Escrowed
          -------------------------------------------------------------------------------------------------------------------------
 2,200    Bridgeport, CT General Obligation - Series 1995                                       5.700       09/01/15    2,311,650
 1,300    Connecticut State Health and Educational Facilities Authority Revenue -
          Lutheran General Health Care - Parkside Lodges                                        7.375       07/01/19    1,523,704
 3,255    Connecticut State Health and Educational Facilities Authority Revenue -
          University of Hartford - Series C                                                     8.000       07/01/18    3,630,725
 1,250    Connecticut State Health and Educational Facilities Authority Revenue -
          San Raphael Hospital - Series C                                                       7.500       07/01/14    1,354,325
 1,000    Connecticut State Health and Educational Facilities Authority Revenue -
          Taft School - Series A                                                                7.375       07/01/20    1,103,620
   645    New Haven, CT General Obligation - Series 1988                                        7.200       10/01/07      698,470
 1,130    Stratford, CT General Obligation                                                      7.300       03/01/12    1,261,634
   535    Waterbury, CT General Obligation - Series 1992                                        7.250       03/01/02      598,328
   785    Waterbury, CT General Obligation                                                      7.300       03/01/05      879,640
   780    Waterbury, CT General Obligation - Series 1992                                        7.400       03/01/06      877,453

Connecticut                           F-49                                     7

        Statement of Investments in Securities and Net Assets       May 31, 1996
 ................................................................................
        Municipal Bonds (continued)

Face
Amount                                                                                              Face                  Market
(000)   Description                                                                                 Rate     Maturity      Value
        Resource Recovery
        ---------------------------------------------------------------------------------------------------------------------------
$3,085  Connecticut State Resource Recovery Authority - Bridgeport Resco Company - Project A        7.625%   01/01/09   $  3,212,102
   170  Connecticut State Resource Recovery Authority - Bridgeport Resco Company - Project A        7.500    01/01/04        177,760
 1,180  Connecticut State Resource Recovery Authority - Wallingford Project                         7.125    11/15/08      1,227,460
 3,300  Connecticut State Resource Recovery Authority - American Ref-Fuel Company of
        Southeastern Connecticut - Series A                                                         8.000    11/15/15      3,569,478
   400  Connecticut State Resource Recovery Authority - Wallingford Project - Series 1991           6.750    11/15/03        421,240
   500  Connecticut State Resource Recovery Authority - Wallingford Project - Series 1991           6.800    11/15/04        524,355
 5,250  Connecticut State Resource Recovery Authority - American Ref-Fuel Project - Series 1992 A   6.450    11/15/22      5,341,612
 6,465  Eastern Connecticut Resource Recovery Authority - Solid Waste Revenue -
        Wheelabrator Lisbon Project - Series 1993 A                                                 5.500    01/01/20      5,704,199

        Special Tax Revenue
        ----------------------------------------------------------------------------------------------------------------------------
 1,150  Connecticut State Special Tax Obligation Revenue Transportation Infrastructure -
        Series 1992 B                                                                               6.125    09/01/12      1,197,495
 3,475  Commonwealth of Puerto Rico Infrastructure Financing Authority - Series A                   7.750    07/01/08      3,752,409

        State/Territorial General Obligations
        ----------------------------------------------------------------------------------------------------------------------------
 2,800  Connecticut State College Savings - Series B                                                0.000    12/15/11      1,139,544
 1,000  Connecticut State General Obligation Capital Appreciation - College Savings
        Plan - Series A                                                                             0.000    05/15/09        481,590
 3,000  Connecticut State College Savings - Series 1993 A                                           0.000    06/15/11      1,256,760
 2,000  Connecticut State General Obligation - Series 1995 B                                        5.375    10/01/13      1,911,880
 3,000  Connecticut State General Obligation - Series 1995 B                                        5.375    10/01/14      2,848,860
 1,400  Connecticut State General Obligation - Series 1995 B                                        5.375    10/01/15      1,321,936
 2,350  Commonwealth of Puerto Rico Public Improvement - General Obligation - Series 1996 A         5.400    07/01/25      2,118,360

        Student Loan Revenue Bonds
        ----------------------------------------------------------------------------------------------------------------------------
   440  Connecticut State Higher Education Supplemental Loan Authority Revenue - Series A           7.000    11/15/05        467,751
 4,225  Connecticut State Higher Education Supplemental Loan Authority Revenue - Series A           7.200    11/15/10      4,500,681
 1,890  Connecticut State Higher Education Supplemental Loan Authority Revenue - Family
        Educational Loan - Series 1994 A                                                            6.300    11/15/10      1,914,457
 1,415  Connecticut State Higher Education Supplemental Loan Authority Revenue - Family
        Educational Loan - Series 1994 A                                                            6.350    11/15/11      1,438,715

        Total Investments in Securities - Municipal Bonds (cost $200,073,283) - 98.9%                                    207,134,067

        Excess of Other Assets over Liabilities - 1.1%                                                                     2,327,792

        Total Net Assets - 100.0%                                                                                       $209,461,859

See notes to financial statements.

8                                     F-50                           Connecticut

[LOGO OF SHIP ART]
Statement of Assets and Liabilities                                 May 31, 1996
 ................................................................................

ASSETS:
  Investments, at market value (cost $200,073,283)                               $207,134,067
  Receivable for Fund shares sold                                                     397,955
  Interest receivable                                                               3,284,125
  Other                                                                                12,418
    Total assets                                                                  210,828,565
LIABILITIES:
  Bank overdraft                                                                          334
  Payable for Fund shares reacquired                                                  242,791
  Distributions payable                                                               983,056
  Accrued expenses                                                                    140,525
    Total liabilities                                                               1,366,706
NET ASSETS                                                                        209,461,859
  Class A:
  Applicable to 19,768,778 shares of beneficial interest
  issued and outstanding                                                         $202,219,158
  Net asset value per share                                                      $      10.23
  Class C:
  Applicable to 708,990 shares of beneficial interest issued
  and outstanding                                                                $  7,242,701
  Net asset value per share                                                      $      10.22

LOGO OF SHIP ART]

Statement of Operations                          For the year ended May 31, 1996
 ................................................................................

INVESTMENT INCOME - INTEREST                                                     $ 13,204,254
EXPENSES:
  Distribution fees - Class A (Note E)                                                818,000
  Distribution fees - Class C (Note E)                                                 62,142
  Investment advisory fees (Note E)                                                 1,058,258
  Custody and accounting fees                                                         120,470
  Transfer agent's fees                                                               116,400
  Registration fees                                                                     4,414
  Legal fees                                                                            5,463
  Audit fees                                                                           18,300
  Trustees' fees                                                                        5,856
  Shareholder services fees (Note E)                                                   16,315
  Other                                                                                 6,391
  Advisory fees waived (Note E)                                                      (636,447)
    Total expenses before credits                                                   1,595,562
  Custodian fee credit (Note B)                                                       (23,850)
Net expenses                                                                        1,571,712
Net investment income                                                              11,632,542
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security transactions                                   951,483
  Change in unrealized appreciation (depreciation) of
  investments                                                                      (3,913,226)
   Net loss on investments                                                         (2,961,743)
Net increase in net assets resulting from operations                             $  8,670,799

See notes to financial statements.

Connecticut                          F-51                                      9

[LOGO OF SHIP ART]
Statements of Changes in Net Assets
 ................................................................................



INCREASE (DECREASE) IN NET ASSETS                                                  Year Ended           Year Ended
Operations:                                                                      May 31, 1996         May 31, 1995
  Net investment income                                                          $ 11,632,542         $ 11,797,430
  Net realized gain (loss) on security transactions                                   951,483           (1,147,834)
  Change in unrealized appreciation (depreciation) of
   investments                                                                     (3,913,226)           5,043,946
Net increase in net assets resulting from operations                                8,670,799           15,693,542
Distributions to Class A shareholders:
  From net investment income                                                      (11,371,201)         (11,573,696)
Distributions to Class C shareholders:
  From net investment income                                                         (327,137)            (271,123)
Net decrease in net assets from distributions to
 shareholders                                                                     (11,698,338)         (11,844,819)
Fund share transactions (Note C):
  Proceeds from shares sold                                                        17,698,654           18,096,796
  Net asset value of shares issued in reinvestment of
   distributions                                                                    6,666,728            6,902,687
  Cost of shares reacquired                                                       (20,622,363)         (27,068,572)
Net increase (decrease) in net assets from Fund share transactions                  3,743,019           (2,069,089)
Total increase in net assets                                                          715,480            1,779,634
NET ASSETS:
  Beginning of year                                                               208,746,379          206,966,745
  End of year                                                                    $209,461,859         $208,746,379
NET ASSETS CONSIST OF:
  Paid-in surplus                                                                $204,040,272         $200,363,049
  Accumulated net realized gain (loss) on security
   transactions                                                                    (1,639,197)          (2,590,680)
  Unrealized appreciation (depreciation) of investments                             7,060,784           10,974,010
                                                                                 $209,461,859         $208,746,379

See notes to financial statements.

10                                   F-52                            Connecticut

[LOGO OF SHIP ART]
Notes to Financial Statements
 ................................................................................

A. Description of Business
   The Flagship Connecticut Double Tax Exempt Fund (Fund) is a sub-trust of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on July 13, 1987. On October 4, 1993, the Fund began to offer Class C shares to the investing public. Class A shares are sold with a front-end sales charge. Class C shares are sold with no front-end sales charge but are assessed a contingent deferred sales charge if redeemed within one year from the time of purchase. Both classes of shares have identical rights and privileges except with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privilege of each class. Shares of beneficial interest in the Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B. Significant Accounting Policies
   The following is a summary of significant accounting policies consistently followed by the Fund.
   Estimates: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.
   Security Valuations: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.
     The Fund must maintain a diversified investment portfolio as a registered investment company, however, the Fund's investments are primarily in the securities of its state. Such concentration subjects the Fund to the effects of economic changes occurring within that state.
   Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.
     Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.
   Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.
   Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.

Connecticut                          F-53                                     11

Notes to Financial Statements
 ................................................................................

   Expense Allocation: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred. Fund expenses not specific to any class of shares are prorated among the classes based upon the eligible net assets of each class. Specifically identified direct expenses of each class are charged to that class as incurred.
     The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 80% of the daily effective federal funds rate.
   Securities Purchased on a "When-issued" Basis: The Fund may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were no "when-issued" purchase commitments included in the statement of investments at May 31, 1996.

C. Fund Shares
   At May 31, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                                 Year Ended                   Year Ended
                                                May 31, 1996                 May 31, 1995
                                        --------------------------    -------------------------
                                           Shares         Amount        Shares         Amount
   Class A:
   Shares sold                           1,453,108    $ 15,066,282     1,602,626    $ 15,975,568
   Shares issued on reinvestment           624,317       6,491,833       678,768       6,764,804
   Shares reacquired                    (1,889,024)    (19,630,307)   (2,620,302)    (25,899,326)
   Net increase (decrease)                 188,401    $  1,927,808      (338,908)   $ (3,158,954)

   Class C:
   Shares sold                             253,267    $  2,632,372       210,358    $  2,121,228
   Shares issued on reinvestment            16,838         174,895        13,861         137,883
   Shares reacquired                       (95,257)       (992,056)     (119,184)     (1,169,246)
   Net increase                            174,848    $  1,815,211       105,035    $  1,089,865

D. Purchases and Sales of Municipal Bonds
   Purchases and sales of municipal bonds for the year ended May 31, 1996, aggregated $55,060,012 and $50,457,129, respectively. At May 31, 1996, cost for federal income tax purposes is $200,080,021 and net unrealized appreciation aggregated $7,054,046, of which $8,434,574 related to appreciated securities and $1,380,528 related to depreciated securities.
     At May 31, 1996, the Fund has available a capital loss carryforward of approximately $1,608,900 to offset future net capital gains expiring on May 31, 2003.

12                                   F-54                            Connecticut

Notes to Financial Statements
 ................................................................................

E.  Transactions with Investment Advisor and Distributor
    Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Fund, receives fees computed monthly on the average daily net assets of the Fund at an annualized rate of 1/2 of 1%. During the year ended May 31, 1996, the Advisor, at its discretion, permanently waived $636,447 of its advisory fees. Included in accrued expenses at May 31, 1996 are accrued advisory fees of $17,810. Also, under an agreement with the Fund, the Advisor may subsidize certain expenses excluding advisory and distribution fees.
       The Fund has a Distribution Agreement with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Fund's Class A and Class C shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of all classes of the Fund's shares. The maximum amount payable for these expenses on an annual basis is .40% and .95% of the Fund's average daily net assets for Class A and Class C shares, respectively. Included in accrued expenses at May 31, 1996 are accrued distribution fees of $68,815 and $5,760 for Class A and Class C shares, respectively. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Fund as shareholder services fees.
       In its capacity as national wholesale underwriter for the shares of the Fund, the Distributor received commissions on sales of the Fund's Class A shares of approximately $349,000 for the year ended May 31, 1996, of which approximately $301,600 was paid to other dealers. For the year ended May 31, 1996, the Distributor received approximately $400 of contingent deferred sales charges on redemptions of shares. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

F.  Line of Credit
    The Trust participates in a line of credit in which a maximum amount of $30 million is provided by State Street Bank & Trust Co. The Fund may temporarily borrow up to $10 million under the line of credit. Borrowings are collateralized with pledged securities and are due on demand with interest at 1% above the federal funds rate. The average daily amount of borrowings under the line of credit during the year ended May 31, 1996 was approximately $186,500, at a weighted average annualized interest rate of 6.63%. At May 31, 1996, the Fund had no borrowings outstanding under the line of credit.

Connecticut                          F-55                                     13

[LOGO OF SHIP ART]
Financial Highlights                  Selected data for each share of beneficial
                                       interest outstanding throughout the year.
 ................................................................................

                                                  Year Ended     Year Ended    Year Ended    Year Ended    Year Ended
Class A                                          May 31, 1996   May 31, 1995  May 31, 1994  May 31, 1993  May 31, 1992
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                 $  10.38       $  10.17      $ 10.66       $  10.05      $   9.84
Income from investment operations:
   Net investment income                               0.57           0.58         0.59           0.61          0.63
   Net realized and unrealized gain (loss) on
     securities                                       (0.14)          0.22        (0.39)          0.61          0.21
Total from investment operations                       0.43           0.80         0.20           1.22          0.84
Less distributions:
   From net investment income                         (0.58)         (0.59)       (0.60)         (0.61)        (0.63)
   From net realized capital gains                                                (0.01)
   In excess of net realized capital gains                                        (0.08)
Total distributions                                   (0.58)         (0.59)       (0.69)         (0.61)        (0.63)
Net asset value, end of year                       $  10.23       $  10.38     $  10.17       $  10.66      $  10.05
Total return/(a)/                                      4.18%          8.21%        1.70%         12.48%         8.81%
Ratios to average net assets:
   Actual net of waivers and
   reimbursements:
     Expenses/(b)/                                     0.74%          0.73%        0.65%          0.66%         0.65%
     Net investment income                             5.52%          5.84%        5.52%          5.88%         6.30%
   Assuming credits and no
   waivers or reimbursements:
     Expenses                                          1.03%          1.03%        1.03%          1.04%         1.05%
     Net investment income                             5.23%          5.54%        5.14%          5.50%         5.90%
Net assets at end of year (000's)                  $202,219       $203,210     $202,607       $184,743      $141,215
Portfolio turnover rate                               24.22%         25.01%       30.19%         19.31%        18.16%

(a) The total returns shown do not include the effect of applicable front-end sales charge.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.73%; prior year numbers have not been restated to reflect these credits.

14                                   F-56                          Connecticut

[LOGO OF SHIP ART]                    Selected data for each share of beneficial
Financial Highlights                 interest outstanding throughout the period.
 ................................................................................

                                                                                     Period From
                                           Year Ended          Year Ended         October 4, 1993 to
Class C                                   May 31, 1996        May 31, 1995           May 31, 1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $10.36              $10.16                  $11.06
Income from investment operations:
   Net investment income                      0.52                0.53                    0.33
   Net realized and unrealized gain
   (loss) on securities                      (0.14)               0.20                   (0.84)
Total from investment operations              0.38                0.73                   (0.51)
Less distributions:
   From net investment income                (0.52)              (0.53)                  (0.33)
   From net realized capital gains                                                       (0.01)
   In excess of net realized capital gains                                               (0.05)
Total distributions                          (0.52)              (0.53)                  (0.39)
Net asset value, end of period              $10.22              $10.36                  $10.16
Total return/(a)/                             3.71%               7.53%                  (6.48%)
Ratios to average net assets
(annualized where appropriate):
   Actual net of waivers and
   reimbursements:
     Expenses/(b)/                            1.29%               1.28%                   1.22%
     Net investment income                    4.96%               5.27%                   4.77%
   Assuming credits and no
   waivers or reimbursements:
     Expenses                                 1.58%               1.58%                   1.77%
     Net investment income                    4.67%               4.97%                   4.22%
Net assets at end of period (000's)         $7,243              $5,536                  $4,360
Portfolio turnover rate                      24.22%              25.01%                  30.19%

(a) The total returns shown do not include the effect of applicable contingent deferred sales charge and are annualized where appropriate.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 1.28%; prior period numbers have not been restated to reflect these credits.

Connecticut                          F-57                                     15

[LOGO OF SHIP ART]
Independent Auditors' Report
 ................................................................................

TO THE SHAREHOLDERS AND TRUSTEES
FLAGSHIP CONNECTICUT
DOUBLE TAX EXEMPT FUND

We have audited the accompanying statement of assets and liabilities, including the statement of investments in securities and net assets, of the Flagship Connecticut Double Tax Exempt Fund as of May 31, 1996, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1996, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Flagship Connecticut Double Tax Exempt Fund at May 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Dayton, Ohio
July 3, 1996

16                                   F-58                            Connecticut

                           PART C--OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS.
(a) Financial statements:

  Included in the Prospectus:

    Financial Highlights

  Included in the Statement of Additional Information through incorporation by reference to each Fund's most recent Annual and Semi-Annual Reports:

    Portfolio of Investments

    Statement of Net Assets

    Statement of Operations

    Statement of Changes in Net Assets

    Report of Independent Public Accountants

(b) Exhibits:

  1(a).   Declaration of Trust of Registrant.
  1(b).   Amended and Restated Establishment and Designation of Series of
          Shares of Beneficial Interest dated October 11, 1996.
  1(c).   Certificate for the Establishment and Designation of Classes dated
          July 10, 1996.
     2.   By-Laws of Registrant.
     3.   Not applicable.
     4.   Specimen certificates of Shares of each Fund.
     5.   Form of Management Agreement between Registrant and Nuveen Advisory
          Corp.
     6.   Form of Distribution Agreement between Registrant and John Nuveen &
          Co. Incorporated.
     7.   Not applicable.
     8.   Form of Custodian Agreement between Registrant and Chase Manhattan
          Bank.
  9(a).   Form of Transfer Agency and Service Agreement between Registrant and
          State Street Bank and Trust Company.
  9(b).   Form of Transfer Agency Agreement between Registrant and Shareholder
          Services, Inc.
    10.   Opinion of Fried, Frank, Harris, Shriver & Jacobson.*
 11(a).   Consent of Arthur Andersen LLP, Independent Public Accountants.
 11(b).   Consent of Deloitte & Touche LLP, Independent Public Accountants.*
    12.   Not applicable.
    13.   Not applicable.
    14.   Not applicable.
    15.   Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class
          A Shares, Class B Shares and Class C Shares of each Fund.
    16.   Schedule of Computation of Performance Figures.
    17.   Financial Data Schedule.
    18.   Multi-Class Plan Adopted Pursuant to Rule 18f-3.
 99(a).   Original Powers of Attorney for the Trustees authorizing, among oth-
          ers, James J. Wesolowski and Gifford R. Zimmerman to execute the Reg-
          istration Statement.
 99(b).   Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's
          Registration Statement pursuant to power of attorney.

--------
*  To be filed by pre-effective amendment.

ITEM 25: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 26: NUMBER OF HOLDERS OF SECURITIES

At January 3, 1997:

                                                                  NUMBER OF
      TITLE OF SERIES                                           RECORD HOLDERS
      ---------------                                           --------------
      Nuveen Flagship New York Municipal Bond Fund
        Class A Shares.........................................     1,972
        Class B Shares.........................................         0
        Class C Shares.........................................        84
        Class R Shares.........................................     5,026
      Nuveen New York Insured Municipal Bond Fund
        Class A Shares.........................................     1,569
        Class B Shares.........................................         0
        Class C Shares.........................................        77
        Class R Shares.........................................     9,229
      Nuveen Flagship New Jersey Municipal Bond Fund
        Class A Shares.........................................     1,309
        Class B Shares.........................................         0
        Class C Shares.........................................       105
        Class R Shares.........................................     1,998
      Nuveen Flagship New Jersey Intermediate Municipal Bond
       Fund
        Class A Shares.........................................       271
        Class C Shares.........................................         0
        Class R Shares.........................................         0
      Nuveen California Municipal Bond Fund
        Class A Shares.........................................       829
        Class B Shares.........................................         0
        Class C Shares.........................................        37
        Class R Shares.........................................     5,097
      Nuveen California Insured Municipal Bond Fund
        Class A Shares.........................................     1,004
        Class B Shares.........................................         0
        Class C Shares.........................................        62
        Class R Shares.........................................     4,519
      Nuveen Flagship California Intermediate Municipal Bond
       Fund
        Class A Shares.........................................         0
        Class C Shares.........................................         0
        Class R Shares.........................................         0
      Nuveen Flagship Connecticut Municipal Bond Fund
        Class A Shares.........................................     3,708
        Class B Shares.........................................         0
        Class C Shares.........................................       174
        Class R Shares.........................................         0
      Nuveen Massachusetts Municipal Bond Fund
        Class A Shares.........................................       512
        Class B Shares.........................................         0
        Class C Shares.........................................        36
        Class R Shares.........................................     2,578
      Nuveen Massachusetts Insured Municipal Bond Fund
        Class A Shares.........................................       413
        Class B Shares.........................................         0
        Class C Shares.........................................        25
        Class R Shares.........................................     1,938

ITEM 27: INDEMNIFICATION
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

  (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

  (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

  (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

    (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

    (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

  (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

  (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                ----------------

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Flagship Admiral Funds Inc., Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., and Nuveen Tax-Free Reserves, Inc. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, and Nuveen Insured Premium Income Municipal Fund 2. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than Timothy R. Schwertfeger and Anthony T. Dean, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

Timothy R. Schwertfeger is Chairman and Director of Nuveen Advisory Corp., the investment adviser. Mr. Schwertfeger has, during the last two years, been Chairman and formerly Executive Vice President and Director of the John Nuveen Company, John Nuveen & Co. Incorporated, and Nuveen Institutional Advisory Corp. Anthony T. Dean is President and Director of Nuveen Advisory Corp., the investment adviser. Mr. Dean has, during the last two years, been Executive Vice President and Director of The John Nuveen Company and John Nuveen & Co. Incorporated; and Director of Nuveen Institutional Advisory Corp.

ITEM 29: PRINCIPAL UNDERWRITERS

(a) John Nuveen & Co., Incorporated ("Nuveen") acts as principal underwriter to the following open-end management type investment companies:Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund Inc., Nuveen Tax-Free Reserves, Inc., Flagship Admiral Funds Inc., and Nuveen Investment Trust. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Exempt Unit Trust, a registered unit investment trust. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Select Tax-Free Income Portfolio, Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio and Nuveen Select Tax-Free Income Portfolio 3.

(b)

NAME AND PRINCIPAL         POSITIONS AND OFFICES           POSITIONS AND OFFICES
BUSINESS ADDRESS           WITH UNDERWRITER                WITH REGISTRANT
--------------------------------------------------------------------------------
Timothy R. Schwertfeger    Chairman of the Board,          Chairman of the Board
333 West Wacker Drive      Chief Executive Officer         and Trustee
Chicago, IL 60606
Anthony T. Dean            President                       President and Trustee
333 West Wacker Drive
Chicago, IL 60606
Bruce P. Bedford           Executive Vice President        None
333 West Wacker Drive
Chicago, IL 60606
John P. Amboian            Executive Vice President        None
333 West Wacker Drive      and Chief Financial Officer
Chicago, IL 60606
William Adams IV           Vice President                  None
333 West Wacker Drive
Chicago, IL 60606
Richard P. Davis           Vice President                  None
One South Main Street
Dayton, OH 45402
Clifton L. Fenton          Vice President                  None
333 West Wacker Drive
Chicago, IL 60606

                                                               POSITIONS AND
NAME AND PRINCIPAL           POSITIONS AND OFFICES             OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER                  WITH REGISTRANT
----------------------------------------------------------------------------------
Kathleen M. Flanagan         Vice President                    Vice President
333 West Wacker Drive
Chicago, IL 60606
Stephen D. Foy               Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Robert D. Freeland           Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Michael G. Gaffney           Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Anna R. Kucinskis            Vice President                    Vice President
333 West Wacker Drive
Chicago, IL 60606
Robert B. Kuppenheimer       Vice President                    None
19900 MacArthur Blvd.
Irvine, CA 92612
Larry W. Martin              Vice President and                Vice President and
333 West Wacker Drive        Assistant Secretary               Assistant Secretary
Chicago, IL 60606
Thomas C. Muntz              Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
O. Walter Renfftlen          Vice President                    Vice President and
333 West Wacker Drive        and Controller                    Controller
Chicago, IL 60606
Stuart W. Rogers             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Bradford W. Shaw, Jr.        Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
H. William Stabenow          Vice President                    Vice President and
333 West Wacker Drive        and Treasurer                     Treasurer
Chicago, IL 60606
Paul C. Williams             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Gifford R. Zimmerman         Vice President                    Vice President and
333 West Wacker Drive        and Assistant Secretary           Assistant Secretary
Chicago, IL 60606

(c) Not applicable.

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

The Chase Manhattan Bank, N.A., 770 Broadway, New York, New York 10003 maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp., Shareholder Services, Inc. or Boston Financial.

Shareholder Services, Inc., P.O. Box 5330, Denver, Colorado 80217-5330 and Boston Financial Data Services, 225 Franklin Street, Boston, Massachusetts 02106 maintain all the required records in their capacity as transfer, dividend paying, and shareholder service agents for the Funds.

ITEM 31: MANAGEMENT SERVICES
Not applicable.

ITEM 32: UNDERTAKINGS
(a) Not applicable.

(b) Not applicable.

(c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Sharehold-ers upon request and without charge.

(d) The Registrant agrees to call a meeting of shareholders for the purpose of voting upon the question of the removal of any trustee or trustees when re-quested to do so in writing by the record holders of at least 10% of the Reg-istrant's outstanding shares and to assist the shareholders in communications with other shareholders as required by section 16(c) of the Act.

                                  SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT THIS REGISTRATION STATEMENT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS UNDER PARAGRAPH (B) OF RULE 485 UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF CHICAGO, AND STATE OF ILLINOIS, ON THE 10TH DAY OF JANUARY, 1997.



                                     NUVEEN FLAGSHIP MULTISTATE TRUST II

                                          /s/ Gifford R. Zimmerman
                                     -----------------------------------------
                                          Gifford R. Zimmerman, Vice President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

            SIGNATURE                      TITLE                  DATE
            ---------                      -----                  ----
   /s/ O. Walter Renfftlen
 -------------------------------
       O. Walter Renfftlen        Vice President and        January 10, 1997
                                   Controller (Principal
                                   Financial and
                                   Accounting Officer)

       Timothy R. Schwertfeger    Chairman of the Board   |
                                   and Trustee (Principal |
                                   Executive Officer)     |
                                                          |    /s/ Gifford R. Zimmerman
        Anthony T. Dean           President and Trustee   | By__________________________
                                                          |        Gifford R. Zimmerman
        Lawrence H. Brown         Trustee                 |          Attorney-in-Fact
                                                          |
      Anne E. Impellizzeri        Trustee                 |
                                                          |          January 10, 1997
      Margaret K. Rosenheim       Trustee                 |
                                                          |
         Peter R. Sawers          Trustee                 |

        Robert P. Bremner         Trustee

      William J. Schneider        Trustee

AN ORIGINAL POWER OF ATTORNEY AUTHORIZING, AMONG OTHERS, JAMES J. WESOLOWSKI AND GIFFORD R. ZIMMERMAN TO EXECUTE THIS REGISTRATION STATEMENT, AND AMENDMENTS THERETO, FOR EACH OF THE OFFICERS AND TRUSTEES OF REGISTRANT ON WHOSE BEHALF THIS REGISTRATION STATEMENT IS FILED, HAS BEEN EXECUTED AND IS INCORPORATED BY REFERENCE TO THIS REGISTRATION STATEMENT.

                                 EXHIBIT INDEX

                                                                   SEQUENTIALLY
  EXHIBIT                                                            NUMBERED
  NUMBER                          EXHIBIT                              PAGE
  -------                         -------                          ------------
  1(a).    Declaration of Trust of Registrant.
  1(b).    Amended and Restated Establishment and Designation of
           Series of Shares of Beneficial Interest dated October
           11, 1996.
  1(c).    Certificate for the Establishment and Designation of
           Classes dated July 10, 1996.
     2.    By-Laws of Registrant.
     3.    Not applicable.
     4.    Specimen certificates of Shares of each Fund.
     5.    Form of Management Agreement between Registrant and
           Nuveen Advisory Corp.
     6.    Form of Distribution Agreement between Registrant and
           John Nuveen & Co. Incorporated.
     7.    Not applicable.
     8.    Form of Custodian Agreement between Registrant and
           Chase Manhattan Bank.
  9(a).    Form of Transfer Agency and Service Agreement between
           Registrant and State Street Bank and Trust Company.
  9(b).    Form of Transfer Agency Agreement between Registrant
           and Shareholder Services, Inc.
    10.    Opinion of Fried, Frank, Harris, Shriver & Jacobson.*
 11(a).    Consent of Arthur Andersen LLP, Independent Public
           Accountants.
 11(b).    Consent of Delotte & Touche LLP, Independent Public
           Accountants.*
    12.    Not applicable.

    13.    Not applicable.

    14.    Not applicable.
    15.    Plan of Distribution and Service Pursuant to Rule
           12b-1 for the Class A Shares, Class B Shares and
           Class C Shares of each Fund.
    16.    Schedule of Computation of Performance Figures.
    17.    Financial Data Schedule.
    18.    Multi-Class Plan Adopted Pursuant to Rule 18f-3.
 99(a). Original Powers of Attorney for the Trustees autho-rizing, among others, James J. Wesolowski and Gifford
           R. Zimmerman to execute the Registration Statement.
 99(b). Certified copy of Resolution of Board of Trustees au-thorizing the signing of the names of trustees and officers on the Registrant's Registration Statement pursuant to power of attorney.

--------
*  To be filed by pre-effective amendment.